UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-177934
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 16	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-03330
Amendment No. 629	☑
(Check appropriate box or boxes.)
Nationwide Variable Account-II

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Robert W. Horner III, Vice President Corporate Governance and Secretary,
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
May 1, 2015

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□	immediately upon filing pursuant to paragraph (b)
☑	on May 1, 2015 pursuant to paragraph (b)
□	60 days after filing pursuant to paragraph (a)(1)
□	on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Nationwide DestinationSM Navigator 2.0
Individual Flexible Premium Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-II
The date of this prospectus is May 1, 2015.
The contracts described in this prospectus are not available in the state of New York.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisors, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser's investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2015), which contains additional information about the contracts and the Variable Account, has been filed with the SEC and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 99. To obtain free copies of the Statement of Additional Information or to make any other service requests, contact Nationwide by one of the methods described in Contacting the Service Center.
Information about Nationwide and the variable annuity contract described in this prospectus (including the Statement of Additional Information) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. The SEC also maintains a web site (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Variable annuity contracts involve investment risk and may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
This contract contains features that apply credits to the Contract Value. The benefit of the credits may be more than offset by the additional fees that the Contract Owner will pay in connection with the credits. A contract without credits may cost less.
The Sub-Accounts available under this contract invest in underlying mutual funds of the portfolio companies listed below.
•	AllianceBernstein Variable Products Series Fund, Inc.
•	American Century Variable Portfolios II, Inc.
•	American Century Variable Portfolios, Inc.
•	American Funds Insurance Series®
•	BlackRock Variable Series Funds, Inc.
•	Delaware VIP Trust
•	Dreyfus

•	Dreyfus Investment Portfolios
•	Dreyfus Variable Investment Fund
•	Eaton Vance Variable Trust
•	Fidelity Variable Insurance Products Fund
•	Franklin Templeton Variable Insurance Products Trust
•	Goldman Sachs Variable Insurance Trust
•	Guggenheim Variable Fund
•	Huntington VA Funds
•	Invesco
•	Ivy Funds Variable Insurance Portfolios
•	Janus Aspen Series
•	Lazard Retirement Series, Inc.
•	MFS® Variable Insurance Trust
•	MFS® Variable Insurance Trust II
•	Nationwide Variable Insurance Trust
•	Northern Lights Variable Trust
•	Oppenheimer Variable Account Funds
•	PIMCO Variable Insurance Trust
•	T. Rowe Price Equity Series, Inc.
•	The Universal Institutional Funds, Inc.
•	Van Eck VIP Trust
•	Wells Fargo Advantage Variable Trust
For a complete list of the available Sub-Accounts, refer to Appendix A: Underlying Mutual Funds. For more information on the underlying mutual funds, refer to the prospectus for the mutual fund.
Purchase payments not invested in the Sub-Accounts may be allocated to the Fixed Account.
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Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Adjusted Roll-up Income Benefit Base – The Original Income Benefit Base after it has been reduced proportionally as a result of a Non-Lifetime Withdrawal.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Attained Age – For purposes of the Nationwide Lifetime Income Capture option, the Contract Owner's age on each Option Anniversary. If the Joint Option for the Nationwide Lifetime Income Capture option is elected, the age of the younger of the determining life and joint determining life on each Option Anniversary.
Attained Age Lifetime Withdrawal Percentage – For purposes of the Nationwide Lifetime Income Capture option, a percentage based on the Attained Age of the determining life, or if the Joint Option for the Nationwide Lifetime Income Capture option is elected, based on the Attained Age of the younger of the determining life and joint determining life.
Charitable Remainder Trust – A trust meeting the requirements of Section 664 of the Internal Revenue Code.
Co-Annuitant – The person designated by the Contract Owner to receive the benefit associated with the Spousal Protection Feature.
Contingent Annuitant – The individual who becomes the Annuitant if the Annuitant dies before the Annuitization Date.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract plus any amount held in the Fixed Account.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Current Income Benefit Base – For purposes of the 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, and Nationwide Lifetime Income Track option, it is equal to the Original Income Benefit Base adjusted throughout the life of the contract to account for subsequent purchase payments, excess withdrawals, early withdrawals (if applicable), reset opportunities, and if elected, the Non-Lifetime Withdrawal. This amount is multiplied by the Lifetime Withdrawal Percentage to arrive at the Lifetime Withdrawal Amount for any given year.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
Fixed Account – An investment option that is funded by Nationwide's General Account. Amounts allocated to the Fixed Account will receive periodic interest subject to a guaranteed minimum crediting rate.
General Account – All assets of Nationwide other than those of the Variable Account or in other separate accounts of Nationwide.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Interest Anniversary Rate – The compound interest rate used in the calculation of the interest anniversary value for the Combination Enhanced Death Benefit III Option.
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Investment-Only Contract – A contract purchased by a qualified pension, profit-sharing, or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.
Lifetime Withdrawal – For purposes of the 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, and Nationwide Lifetime Income Track option, it is a withdrawal of all or a portion of the Lifetime Withdrawal Amount.
Lifetime Withdrawal Amount – For purposes of the 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, and Nationwide Lifetime Income Track option, the maximum amount that can be withdrawn between Contract/Option Anniversaries (and after the Withdrawal Start Date for the Nationwide Lifetime Income Track option) without reducing the Current Income Benefit Base. It is calculated annually, on each Contract/Option Anniversary, by multiplying the Current Income Benefit Base by the Lifetime Withdrawal Percentage.
Lifetime Withdrawal Percentage – An age-based percentage used to determine the Lifetime Withdrawal Amount under the 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, and Nationwide Lifetime Income Track option. The applicable percentage is multiplied by the Current Income Benefit Base to arrive at the Lifetime Withdrawal Amount for any given year.
Monthly Contract Anniversary – Each recurring one-month anniversary of the date the contract was issued.
Monthly Option Anniversary – For purposes of the Nationwide Lifetime Income Capture option, each recurring one-month anniversary of the date the option was elected.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.
Non-Lifetime Withdrawal – For purposes of the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, and Nationwide Lifetime Income Track option, a one-time only election to take a withdrawal from the contract that will not initiate the benefit under the option.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Option Anniversary – For purposes of the Nationwide Lifetime Income Capture option and Nationwide Lifetime Income Track option, each recurring one-year anniversary of the date the option was elected.
Option Year – For purposes of the Nationwide Lifetime Income Capture option, each year the option is in force beginning with the date the option is elected.
Original Income Benefit Base – For purposes of the 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, and Nationwide Lifetime Income Track option, the initial benefit base calculated on the date the option is elected, which is equal to the Contract Value.
Purchase Payment Credits or PPCs – Additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-Only Contracts unless specifically stated otherwise.
Roll-up Interest Rate – For purposes of the Nationwide Lifetime Income Capture option, the indexed simple interest rate used to determine the roll-up in the calculation of the Current Income Benefit Base.
Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC – Securities and Exchange Commission.
SEP IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.
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Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Simple IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Tax Sheltered Annuity – An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that their current Net Asset Value might be materially affected. Values of the Variable Account are determined as of the close of the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of the New York Stock Exchange for the next succeeding Valuation Date.
Variable Account – Nationwide Variable Account-II, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.
Withdrawal Start Date – For purposes of the Nationwide Lifetime Income Track option, the date the Contract Owner reaches age 59½, or if the Joint Option for the Nationwide Lifetime Income Track option is elected, the date the younger spouse reaches age 59½.
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6

Table of Contents (continued)
7

Table of Contents (continued)
8

Contract Expenses
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.
The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.
Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments withdrawn)	7%
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7+
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%

Maximum Premium Tax Charge (as a percentage of purchase payments)	5% [1]
Maximum Short-Term Trading Fee (as a percentage of transaction amount2)	1%

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).
Recurring Contract Expenses
Maximum Annual Contract Maintenance Charge	$30 [3]
Variable Account Annual Expenses (assessed as an annualized percentage of Daily Net Assets)
Mortality and Expense Risk Charge	1.10%
Administrative Charge	0.20%
Reduced CDSC Option ("Liquidity Option")[4] Charge	0.50%
Total Variable Account Charges (including this option only)	1.80%
Death Benefit Options (assessed as an annualized percentage of Daily Net Assets) (eligible applicants may purchase 1 option)
One-Year Enhanced Death Benefit Option Charge	0.20%
Total Variable Account Charges (including this option only)	1.50%
One-Month Enhanced Death Benefit Option Charge	0.35%
Total Variable Account Charges (including this option only)	1.65%
Combination Enhanced Death Benefit III Option Charge (available beginning January 12, 2015, or the date of state approval (whichever is later)) [5]	0.65%
Total Variable Account Charges (including this option only)	1.95%
Combination Enhanced Death Benefit Option Charge (only available until January 11, 2015, or the date of state approval of the Combination Enhanced Death Benefit III Option (whichever is later))	0.65% [6]
Total Variable Account Charges (including this option only)	1.95%
Beneficiary Protector II Option Charge (assessed as an annualized percentage of Daily Net Assets7)	0.35%
Total Variable Account Charges (including this option only)	1.65%
Additional Optional Riders (assessed annually as a percentage of the Current Income Benefit Base8) (eligible applicants may purchase one living benefit rider)
Maximum 7% Nationwide Lifetime Income Rider Charge	1.50% [9]
Maximum 5% Nationwide Lifetime Income Rider Charge	1.00% [10]
Maximum Nationwide Lifetime Income Capture Option Charge	1.50% [11]
Maximum Nationwide Lifetime Income Track Option Charge	1.50% [12]
Maximum Joint Option for the 7% Nationwide Lifetime Income Rider Charge	0.40% [13]
Maximum Joint Option for the 5% Nationwide Lifetime Income Rider Charge	0.15% [14]
Maximum Joint Option for the Nationwide Lifetime Income Capture Option Charge	0.40% [15]
Maximum Joint Option for the Nationwide Lifetime Income Track Option Charge	0.40% [16]

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The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits available under the contract (and the most expensive of mutually exclusive optional benefits).
Summary of Maximum Contract Expenses (annualized rate, as a percentage of the Daily Net Assets)
Mortality and Expense Risk Charge (applicable to all contracts)	1.10%
Administrative Charge (applicable to all contracts)	0.20%
Reduced CDSC Option ("Liquidity Option") Charge	0.50%
Combination Enhanced Death Benefit III Option Charge	0.65%
Beneficiary Protector II Option Charge	0.35%
Maximum 7% Nationwide Lifetime Income Rider Charge	1.50% [17]
Maximum Joint Option for the 7% Nationwide Lifetime Income Rider Charge	0.40% [17]
Maximum Possible Total Variable Account Charges	4.70% [18]

[1]	Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities. The amount assessed to the contract will equal the amount assessed by the state or government entity.
[2]	The transaction amount is the amount of the transfer determined to be engaged in short-term trading (see Short-Term Trading Fees).
[3]	On each contract's Contract Anniversary, Nationwide deducts the Contract Maintenance Charge if the Contract Value is less than $50,000 on such Contract Anniversary. This charge is permanently waived for any contracts valued at $50,000 or more on any Contract Anniversary.
[4]	Election of the Liquidity Option replaces the standard 7 year CDSC schedule with the following reduced CDSC schedule:

Range of Liquidity Option CDSC over time:
Number of Completed Years from Date of Contract Issuance	0	1	2	3	4
CDSC Percentage	7%	7%	6%	5%	0%
Nationwide will discontinue deducting the charge associated with the Liquidity Option 4 years from the date the contract was issued.
[5]	The Combination Enhanced Death Benefit III Option is only available for contracts with Annuitants age 70 or younger at the time of application.
[6]	The Combination Enhanced Death Benefit Option is only available until state approval is received for the Combination Enhanced Death Benefit III Option. For contracts issued on or after January 13, 2014, or the date of state approval (whichever is later), the charge associated with the Combination Enhanced Death Benefit Option is an annualized rate of 0.65% of the Daily Net Assets. For contracts issued before January 13, 2014, or the date of state approval (whichever is later), the charge associated with the Combination Enhanced Death Benefit Option is an annualized rate of 0.45% of the Daily Net Assets.
[7]	In addition to the 0.35% charge assessed to Variable Account allocations, allocations made to the Fixed Account will also be assessed a fee of 0.35% by decreasing the interest credited to amounts allocated to the Fixed Account.
[8]	For information about how the Current Income Benefit Base is calculated, see Determination of the Income Benefit Base Prior to the First Lifetime Withdrawal.
[9]	Currently, the charge for the 7% Nationwide Lifetime Income Rider is 1.20% of the Current Income Benefit Base.
[10]	Currently, the charge for the 5% Nationwide Lifetime Income Rider is 0.75% of the Current Income Benefit Base.
[11]	Currently, the charge associated with Nationwide Lifetime Income Capture option is equal to 1.20% of the Current Income Benefit Base.
[12]	Currently, the charge associated with the Nationwide Lifetime Income Track option is equal to 0.80% of the Current Income Benefit Base.
[13]	The Joint Option for the 7% Nationwide Lifetime Income Rider may only be elected if and when the 7% Nationwide Lifetime Income Rider is elected. For contracts issued on or after January 14, 2013, or the date of state approval (whichever is later), the charge associated with the Joint Option for the 7% Nationwide Lifetime Income Rider is equal to 0.30% of the Current Income Benefit Base. For contracts issued before January 14, 2013, or the date of state approval (whichever is later), there is no charge associated with the Joint Option for the 7% Nationwide Lifetime Income Rider.
[14]	The Joint Option for the 5% Nationwide Lifetime Income Rider may only be elected if and when the 5% Nationwide Lifetime Income Rider is elected.
[15]	The Joint Option for the Nationwide Lifetime Income Capture option may only be elected if and when the Nationwide Lifetime Income Capture option is elected. Currently, the charge associated with the Joint Option for the Nationwide Lifetime Income Capture option is equal to 0.30% of the Current Income Benefit Base.
[16]	The Joint Option for the Nationwide Lifetime Income Track option may only be elected if and when the Nationwide Lifetime Income Track option is elected. Currently, the charge associated with the Joint Option for the Nationwide Lifetime Income Track option is equal to 0.15% of the Current Income Benefit Base.
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[17]	This charge is a percentage of the Current Income Benefit Base. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
[18]	The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
Underlying Mutual Fund Annual Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2014, charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. The table does not reflect Short-Term Trading Fees. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)	0.40%	3.43%
The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.
Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes or short-term trading fees which, if reflected, would result in higher expenses.
The following Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the maximum Contingent Deferred Sales Charge under the standard 7 year CDSC schedule;
•	a $30 Contract Maintenance Charge expressed as a percentage of the average contract account size; and
•	the total Variable Account charges associated with the most expensive allowable combination of optional benefits (4.70%).[1]
For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.
	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (3.43%)	$1,585	$3,054	$4,398	$7,465	*	$2,554	$4,098	$7,465	$885	$2,554	$4,098	$7,465
Minimum Total Underlying Mutual Fund Operating Expenses (0.40%)	$1,267	$2,190	$3,097	$5,502	*	$1,690	$2,797	$5,502	$567	$1,690	$2,797	$5,502
*	The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.
[1]	The total Variable Account charges associated with the most expensive allowable combination of optional benefits may be higher or lower depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
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Synopsis of the Contracts
The annuity described in this prospectus is intended to provide benefits to a single or joint owner and his/her beneficiaries. The contracts described in this prospectus are Individual Flexible Premium Deferred Variable Annuity Contracts.
The contracts can be categorized as:
•	Charitable Remainder Trusts
•	Individual Retirement Annuities ("IRAs")
•	Investment-Only Contracts (Qualified Plans)
•	Non-Qualified Contracts
•	Roth IRAs
•	Simplified Employee Pension IRAs ("SEP IRAs")
•	Simple IRAs
For more detailed information with regard to the differences in contract types, see Appendix C: Contract Types and Tax Information.
Prospective purchasers may apply to purchase a contract through broker dealers that have entered into a selling agreement with Nationwide Investment Services Corporation.
Surrenders/Withdrawals
Contract Owners may generally withdraw some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing (see Surrender/Withdrawal Prior to Annuitization). After the Annuitization Date, withdrawals are not permitted (see Surrender/Withdrawal After Annuitization).
Minimum Initial and Subsequent Purchase Payments
All purchase payments must be paid in the currency of the United States of America. For Non-Qualified Contracts and Charitable Remainder Trusts, the minimum initial purchase payment is $10,000. For all other contract types, the minimum initial purchase payment is $3,000. A Contract Owner will meet the minimum initial purchase payment requirement by making purchase payments equal to the required minimum over the course of the first Contract Year. The minimum subsequent purchase payment is $1,000. However, for subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $150.
Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states. Contact the Service Center for information on subsequent purchase payment requirements in a particular state.
Some optional benefits may restrict the Contract Owner's ability to make subsequent purchase payments.
If the Contract Owner elects the Liquidity Option, subsequent purchase payments are only permitted during the first Contract Year.
Credits applied to the contract cannot be used to meet the minimum purchase payment requirements.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant, or Co-Annuitant. If upon notification of death of the Contract Owner(s), the Annuitant, or Co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
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Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:
Annuitization. Annuity payment options will be limited if the Contract Owner submits total purchase payments in excess of $2,000,000. Furthermore, if the amount to be annuitized is greater than $5,000,000, Nationwide may limit both the amount that can be annuitized on a single life and the annuity payment options (see Annuity Payment Options).
Death Benefit Calculations. Purchase payments up to $3,000,000 may result in a higher death benefit payment than purchase payments in excess of $3,000,000 (see Death Benefit Calculations).
Subsequent Purchase Payments. If the Contract Owner elects the 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider, or Nationwide Lifetime Income Track option, subsequent purchase payments may be limited to an aggregate total of $50,000 per calendar year. If the Contract Owner elects the Nationwide Lifetime Income Capture option, Nationwide reserves the right to refuse any subsequent purchase payments. Contract Owners should consider this reservation of right when making the initial purchase payment.
Credits on Purchase Payments
Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels.
Each time a Contract Owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit. For purposes of all benefits and taxes under these contracts, PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.
If the Contract Owner cancels the contract pursuant to the contractual free look provision, Nationwide will recapture all PPCs applied to the contract. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free look, Nationwide will recapture all PPCs, but under no circumstances will the amount returned to the Contract Owner be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide. All PPCs are fully vested after the end of the contractual free look period and are not subject to recapture.
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.10% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.20% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
Contract Maintenance Charge
A $30 Contract Maintenance Charge is assessed on each Contract Anniversary and upon full surrender of the contract. If on any Contract Anniversary (or on the date of a full surrender) the Contract Value is $50,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.
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Contingent Deferred Sales Charge
Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments withdrawn.
Reduced CDSC Option ("Liquidity Option")
The contract contains a standard seven-year CDSC schedule. In lieu of the standard seven-year CDSC schedule, an applicant may elect the Liquidity Option at the time of application. Election of the Liquidity Option replaces the contract's standard seven-year CDSC schedule with a four-year CDSC schedule that expires four years from the contract issue date.
If the applicant elects the Liquidity Option, Nationwide will assess a charge equal to an annualized rate of 0.50% of the Daily Net Assets during the first four Contract Years in exchange for a reduced CDSC schedule. Subsequent purchase payments will only be permitted during the first Contract Year.
Death Benefit Options
The contract contains a standard death benefit (the greater of (i) Contract Value or (ii) net purchase payments) at no additional charge. Optional death benefits are also available for an additional charge, which may provide a greater death benefit than the standard death benefit.
In lieu of the standard death benefit, an applicant may elect one of the following death benefit options at the time of application:
•	The One-Year Enhanced Death Benefit Option is available for contracts with Annuitants age 80 or younger at the time of application. The charge for this option is equal to 0.20% of the Daily Net Assets.
•	The One-Month Enhanced Death Benefit Option is available for contracts with Annuitants age 75 or younger at the time of application. The charge for this option is equal to 0.35% of the Daily Net Assets.
•	For contracts issued on or after January 12, 2015, or the date of state approval (whichever is later), the Combination Enhanced Death Benefit III Option is available for contracts with Annuitants age 70 or younger at the time of application. The charge for this option is equal to 0.65% of the Daily Net Assets.
•	The Combination Enhanced Death Benefit Option is available for contracts with Annuitants age 75 or younger at the time of application. The charge for this option is equal to 0.65% of the Daily Net Assets. The Combination Enhanced Death Benefit Option is only available until January 11, 2015, or the date of state approval of the Combination Enhanced Death Benefit III Option (whichever is later).
Changes in ownership and contract assignments could have a negative impact on the death benefit (see Death Benefits).
Beneficiary Protector II Option
An applicant may elect the Beneficiary Protector II Option at the time of application. This option provides that upon the death of the Annuitant (and potentially, the Co-Annuitant, if one is named), and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). This benefit would be advantageous if the Contract Owner anticipates the assessment of taxes in connection with payment of the death benefit proceeds. This option is only available for contracts with Annuitants age 75 or younger at the time of application. If the applicant elects the Beneficiary Protector II Option, Nationwide will deduct an additional charge at an annualized rate of 0.35% of the Daily Net Assets. Additionally, allocations made to the Fixed Account will be assessed a fee of 0.35%.
7% Nationwide Lifetime Income Rider (formerly the 7% Lifetime Income Option)
The 7% Nationwide Lifetime Income Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals and does not make certain assignments or Contract Owner changes. Investment restrictions apply. Additionally, if the Contract Owner delays taking Lifetime Withdrawals and does not elect to take a Non-Lifetime Withdrawal for 10 years, Nationwide will guarantee that the Current Income Benefit Base on the 10th Contract Anniversary will be no less than the Original Income Benefit Base plus simple interest at a rate of 7% annually for each of those 10 years. The 7% Nationwide Lifetime Income Rider is available under the contract at the time of application. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of
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application. The 7% Nationwide Lifetime Income Rider may not be elected if the 5% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option is elected.
If the 7% Nationwide Lifetime Income Rider is elected, Nationwide will deduct an additional charge not to exceed 1.50% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. Currently, the charge for the 7% Nationwide Lifetime Income Rider is 1.20% of the Current Income Benefit Base. The charge is deducted on each Contract Anniversary and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
Election of the 7% Nationwide Lifetime Income Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, Lifetime Withdrawals are paid from the Contract Owner's Contract Value. If the Contract Value is equal to or less than $0, Lifetime Withdrawals are paid from Nationwide's General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide's creditors and ultimately, its overall claims paying ability. The cost of the 7% Nationwide Lifetime Income Rider may exceed the benefit. Certain actions by the Contract Owner will terminate this optional benefit.
Withdrawals in excess of the Lifetime Withdrawal Amount that reduce the Current Income Benefit Base to $0 will automatically terminate the 7% Nationwide Lifetime Income Rider.
5% Nationwide Lifetime Income Rider (formerly the 5% Lifetime Income Option)
The 5% Nationwide Lifetime Income Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals and does not make certain assignments or Contract Owner changes. Investment restrictions apply. Additionally, if the Contract Owner delays taking Lifetime Withdrawals for 10 years, Nationwide will guarantee that the Current Income Benefit Base on the 10th Contract Anniversary will be no less than the Original Income Benefit Base plus simple interest at a rate of 5% annually for each of those 10 years. The 5% Nationwide Lifetime Income Rider is available under the contract at the time of application. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. The 5% Nationwide Lifetime Income Rider may not be elected if the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option is elected.
If the 5% Nationwide Lifetime Income Rider is elected, Nationwide will deduct an additional charge not to exceed 1.00% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. Currently, the charge for the 5% Nationwide Lifetime Income Rider is 0.75% of the Current Income Benefit Base. The charge is deducted on each anniversary of the date the option was elected and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
Election of the 5% Nationwide Lifetime Income Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, Lifetime Withdrawals are paid from the Contract Owner's Contract Value. If the Contract Value is equal to or less than $0, Lifetime Withdrawals are paid from Nationwide's General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide's creditors and ultimately, its overall claims paying ability. The cost of the 5% Nationwide Lifetime Income Rider may exceed the benefit. Certain actions by the Contract Owner will terminate this optional benefit.
Withdrawals in excess of the benefit amount that reduce the Current Income Benefit Base to $0 will automatically terminate the 5% Nationwide Lifetime Income Rider.
Nationwide Lifetime Income Capture Option
The Nationwide Lifetime Income Capture option provides for lifetime withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals and does not make certain assignments or Contract Owner changes. Investment restrictions apply. The Nationwide Lifetime Income Capture option is available under the contract at the time of application. For contracts issued before January 13, 2014, or the date of state approval (whichever is later), the Nationwide Lifetime Income Capture option will also be available for election for 90 days after the later of January 13, 2014, or the date of state approval, as described in the Nationwide Lifetime Income Capture Option section. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. The Nationwide Lifetime Income Capture option cannot be elected if the 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider, or Nationwide Lifetime Income Track option is elected.
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If the applicant elects the Nationwide Lifetime Income Capture option, Nationwide will deduct an additional charge not to exceed 1.50% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. Currently, the charge for the Nationwide Lifetime Income Capture option is 1.20% of the Current Income Benefit Base. The charge is deducted on each Option Anniversary and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
Election of the Nationwide Lifetime Income Capture option requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, then Lifetime Withdrawals are paid from the Contract Owner's Contract Value. If the Contract Value is equal to or less than $0, then Lifetime Withdrawals are paid from Nationwide's General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide's creditors and ultimately, its overall claims paying ability. Certain actions by the Contract Owner will terminate this optional benefit. The cost of the Nationwide Lifetime Income Capture option may exceed the benefit.
A withdrawal in excess of the Lifetime Withdrawal Amount that reduces the Current Income Benefit Base to $0 will automatically terminate the Nationwide Lifetime Income Capture option.
Nationwide Lifetime Income Track Option
After the Contract Owner reaches age 59½ (or if the Joint Option for the Nationwide Lifetime Income Track option is elected, both spouses reach age 59½) the Nationwide Lifetime Income Track option provides for lifetime withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking early or excess withdrawals and does not make certain assignments or Contract Owner changes. Investment restrictions apply. The Nationwide Lifetime Income Track option is available under the contract at the time of application. For contracts issued before January 13, 2014, or the date of state approval (whichever is later), the Nationwide Lifetime Income Track option will also be available for election for 90 days after the later of January 13, 2014, or the date of state approval, as described in the Nationwide Lifetime Income Track Option section. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be age 85 or younger at the time of application. The Nationwide Lifetime Income Track option cannot be elected if the 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider, or Nationwide Lifetime Income Capture option is elected.
If the applicant elects the Nationwide Lifetime Income Track option, Nationwide will deduct an additional charge not to exceed 1.50% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. Currently, the charge for the Nationwide Lifetime Income Track option is 0.80% of the Current Income Benefit Base. The charge is deducted on each Option Anniversary and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
Election of the Nationwide Lifetime Income Track option requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, then Lifetime Withdrawals are paid from the Contract Owner's Contract Value. If the Contract Value is equal to or less than $0, then Lifetime Withdrawals are paid from Nationwide's General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide's creditors and ultimately, its overall claims paying ability. Certain actions by the Contract Owner will terminate this optional benefit. The cost of the Nationwide Lifetime Income Track option may exceed the benefit.
An early withdrawal (a withdrawal taken from the contract prior to the Withdrawal Start Date) or a withdrawal in excess of the Lifetime Withdrawal Amount that reduces the Current Income Benefit Base to $0 will automatically terminate the Nationwide Lifetime Income Track option.
Joint Option for the 7% Nationwide Lifetime Income Rider (formerly the 7% Spousal Continuation Benefit)
The Joint Option for the 7% Nationwide Lifetime Income Rider ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 7% Nationwide Lifetime Income Rider, provided that certain conditions are satisfied. The Joint Option is only available for election if and when the 7% Nationwide Lifetime Income Rider is elected.
If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.40% of the Current Income Benefit Base. For contracts issued on or after January 14, 2013, or the date of state approval (whichever is later), the charge for the Joint Option is 0.30% of the Current Income Benefit Base and the Lifetime Withdrawal Percentages will be reduced.  For contracts issued before January 14, 2013, or the date of state approval (whichever is later), there is no
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charge for the Joint Option, however, the Lifetime Withdrawal Percentages will be reduced. The Contract Owner's spouse (or the Annuitant's spouse in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. If assessed, the charge is deducted at the same time and in the same manner as the 7% Nationwide Lifetime Income Rider charge. The cost of the Joint Option (including the reduction in the Lifetime Withdrawal Percentages) may exceed the benefit.
Joint Option for the 5% Nationwide Lifetime Income Rider (formerly the 5% Spousal Continuation Benefit)
The Joint Option for the 5% Nationwide Lifetime Income Rider ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 5% Nationwide Lifetime Income Rider, provided that certain conditions are satisfied. The Joint Option is only available for election if and when the 5% Nationwide Lifetime Income Rider is elected.
If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.15% of the Current Income Benefit Base. Currently, there is no charge for the Joint Option.  If this rider is elected, the Lifetime Withdrawal Percentages will be reduced. The Contract Owner's spouse (or the Annuitant's spouse in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. If assessed, the charge is deducted at the same time and in the same manner as the 5% Nationwide Lifetime Income Rider charge. The cost of the Joint Option (including the reduction in the Lifetime Withdrawal Percentages) may exceed the benefit.
Joint Option for the Nationwide Lifetime Income Capture Option
The Joint Option for the Nationwide Lifetime Income Capture option ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the Nationwide Lifetime Income Capture option, provided that certain conditions are satisfied. The Joint Option is only available for election if and when the Nationwide Lifetime Income Capture option is elected.
If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.40% of the Current Income Benefit Base. Currently, the charge for the Joint Option is 0.30% of the Current Income Benefit Base. In addition, if the Joint Option is elected, the Lifetime Withdrawal Percentages will be reduced. The Contract Owner's spouse (or the Annuitant's spouse in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. The charge is deducted at the same time and in the same manner as the Nationwide Lifetime Income Capture option charge. The cost of the Joint Option (including the reduction in the Lifetime Withdrawal Percentages) may exceed the benefit.
Joint Option for the Nationwide Lifetime Income Track Option
The Joint Option for the Nationwide Lifetime Income Track option ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the Nationwide Lifetime Income Track option, provided that certain conditions are satisfied. The Joint Option is only available for election if and when the Nationwide Lifetime Income Track option is elected.
If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.40% of the Current Income Benefit Base. Currently, the charge for the Joint Option is 0.15% of the Current Income Benefit Base. In addition, if the Joint Option is elected, the Lifetime Withdrawal Percentages will be reduced. The Contract Owner's spouse (or the Annuitant's spouse in the case of a non-natural Contract Owner) must be age 85 or younger at the time of application. The charge is deducted at the same time and in the same manner as the Nationwide Lifetime Income Track option charge. The cost of the Joint Option (including the reduction in the Lifetime Withdrawal Percentages) may exceed the benefit.
Charges for Optional Benefits
Generally, the charges associated with optional benefits are only assessed prior to annuitization. However, certain optional benefits will assess the charge for a specified duration, even if the contract is annuitized:
•	The charge for the Liquidity Option will be assessed for four years from the date the contract was issued.
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Underlying Mutual Fund Annual Expenses
The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets. These fees and expenses are in addition to the fees and expenses assessed by the contract. The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.
Short-Term Trading Fees
Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.
Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.
Annuity Payments
On the Annuitization Date, annuity payments begin (see Annuitizing the Contract). Annuity payments will be based on the annuity payment option chosen prior to annuitization. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Taxation
How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent they exceed investment in the contract. Nationwide will charge against the contract any premium taxes levied by any governmental authority. Premium tax rates currently range from 0% to 5% (see Premium Taxes and Appendix C: Contract Types and Tax Information).
Death Benefit
An applicant may elect either the standard death benefit (Return of Premium) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Cancellation of the Contract
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract.
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any Purchase Payment Credits, withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any Purchase Payment Credits, withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).
Condensed Financial Information
The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (see Determining the Contract Value). Refer to Appendix B: Condensed Financial Information for information regarding the minimum and maximum class of Accumulation Unit values. All classes of Accumulation Unit values may be obtained free of charge by contacting the Service Center.
Financial Statements
Financial statements for the Variable Account and consolidated financial statements for Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.
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Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide Investment Services Corporation
The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly-owned subsidiary of Nationwide.
Investing in the Contract
The Variable Account and Underlying Mutual Funds
Nationwide Variable Account-II is a variable account that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Funds. Nationwide established the Variable Account on October 7, 1981 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.
Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account's own investment experience and not the investment experience of Nationwide's other assets. The Variable Account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.
The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center. Contract Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Variable Account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract Owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract. Additionally, the 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, and Nationwide Lifetime Income Track option limit the list of Sub-Accounts available in connection with that option.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Variable Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
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Voting Rights
Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote Contract Owner shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
No substitution of shares may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account.
The Fixed Account
The Fixed Account is an investment option that is funded by assets of Nationwide's General Account. The General Account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts and is used to support Nationwide's annuity and insurance obligations. The General Account is not subject to the same laws as the Variable Account and the SEC has not reviewed material in this prospectus relating to the Fixed Account.
Purchase payments will be allocated to the Fixed Account by election of the Contract Owner. Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the Fixed Account at its sole discretion. Generally, Nationwide will invoke this right when interest rates are low by historical standards. The Fixed Account may not be available in every state.
The investment income earned by the Fixed Account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of Fixed Account allocations:
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•	New Money Rate – The rate credited on the Fixed Account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.
•	Variable Account to Fixed Rate – Allocations transferred from any of the Sub-Accounts to the Fixed Account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the Sub-Accounts to the Fixed Account.
•	Renewal Rate – The rate available for maturing Fixed Account allocations which are entering a new guarantee period. The Contract Owner will be notified of this rate in a letter issued with the quarterly statements when a Contract Owner's Fixed Account allocation matures. At that time, the Contract Owner will have an opportunity to leave the money in the Fixed Account and receive the Renewal Rate or the Contract Owner can move the money to any of the other investment options.
•	Dollar Cost Averaging Rate – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program. Rates will vary depending on the Dollar Cost Averaging program elected (see Contract Owner Services).
All of these rates are subject to change on a daily basis; however, once applied to the Fixed Account, the interest rates are guaranteed until the end of the calendar quarter during which the 12-month anniversary of the Fixed Account allocation occurs.
Credited interest rates are annualized rates – the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.
The guaranteed rate for any purchase payment will be effective for not less than 12 months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law. Any interest in excess of the minimum interest rate required by applicable state law will be credited to Fixed Account allocations at Nationwide's sole discretion.
Nationwide guarantees that the value of Fixed Account allocations will not be less than the amount of the purchase payments and Purchase Payment Credits allocated to the Fixed Account, plus interest credited as described above, less any withdrawals and any applicable charges including CDSC.
Fixed Account Interest Rate Guarantee Period
The Fixed Account interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same. During a Fixed Account interest rate guarantee period, transfers cannot be made from the Fixed Account, and amounts transferred to the Fixed Account must remain on deposit.
For new purchase payments allocated to the Fixed Account and transfers to the Fixed Account, the Fixed Account interest rate guarantee period begins on the date of deposit or transfer and ends on the one-year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to three months beyond the one-year anniversary because guaranteed terms end on the last day of a calendar quarter.
Fixed Account Charges Assessed for Certain Optional Benefits
All interest rates credited to the Fixed Account will be determined as previously described. However, for contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Fixed Account by reducing the interest crediting rate. Consequently, the charge assessed for the optional benefit will result in a lower credited interest rate (reduced by the amount of the charge).
•	The Beneficiary Protector II Option has a Fixed Account charge equal to 0.35%.
Even if the credited interest rate is reduced by an optional benefit charge, Nationwide guarantees that the interest rate credited to any assets in the Fixed Account will never be less than the minimum interest rate required by applicable state law.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021
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•	by fax at 1-888-634-4472
•	by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
Nationwide may be required to provide information about one or more contracts to government regulators. If mandated under applicable law, Nationwide may be required to reject a purchase payment and to refuse to process transaction requests for transfers, withdrawals, loans, and/or death benefits until instructed otherwise by the appropriate regulator.
Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Contract in General
In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.
Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, minimum initial and subsequent purchase payment amounts, age issuance limitations, availability of certain investment options, optional benefits, free look rights, annuity payment options, ownership and interests in the contract, assignment, death benefit calculations, and CDSC-free withdrawal privileges. This prospectus describes all the material features of the contract. To review a copy of the contract and any endorsements, contact the Service Center.
If the contract described in this prospectus is replacing another variable annuity, the mortality tables used to determine the amount of annuity payments for this contract may be less favorable than those in the contract being replaced. Additionally, upon replacement, all benefits accrued under the replaced contract are forfeited.
Except in certain circumstances involving fraud and where permitted by state law, Nationwide will not contest the contract after it has been in force during the lifetime of the Annuitant for two years after the date of contract issuance or effective date of certain contract changes, as defined in the contract.
The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
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These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. These guarantees are the sole responsibility of Nationwide.
In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. The contracts associated with this prospectus are not intended to be sold to a terminally ill Contract Owner or Annuitant. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that Contract Owners and prospective purchasers understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract charges may not be the same in later Contract Years as they are in early Contract Years. The various contract charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.
Nationwide's businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Nationwide's ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and Contract Values. In connection with any such cyber-attack, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future.
In the event that Contract Values are adversely affected as a result of the failure of Nationwide's cyber-security controls, Nationwide will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to Contract Values that result from the contract owner or its designee's negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.
Distribution, Promotional, and Sales Expenses
Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 8.00% of purchase payments. Note: The individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.
In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. For more information on the exact compensation arrangement associated with this contract, consult your sales representative.
Underlying Mutual Fund Payments
Nationwide's Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
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Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the contracts and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund's adviser or subadviser (or its affiliates). Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in Nationwide's affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds). Without these payments, Nationwide would have imposed higher charges under the contract.
Amount of Payments Nationwide Receives
For the year ended December 31, 2014, the underlying mutual fund payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through this contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
For contracts owned by an employer sponsored retirement plan, upon a plan trustee's request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund payments Nationwide received in connection with the plan's investments either for the previous calendar year or plan year, if the plan year is not the same as the calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses. Another factor Nationwide considers during the identification process is whether the underlying mutual fund's adviser or subadviser is a Nationwide affiliate or whether the underlying mutual fund, its adviser, its subadviser(s), or an affiliate will make payments to Nationwide or its affiliates.
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There may be underlying mutual funds with lower fees, as well as other variable contracts that offer underlying mutual funds with lower fees. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and charges have a direct effect on and may lower investment performance.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, Nationwide will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide's books and records, or to Ohio, Nationwide's state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.
Contract Modification
Nationwide may modify the contract, but no modification will affect the amount or term of any contract unless a modification is required to conform the contract to applicable federal or state law. No modification will affect the method by which Contract Value is determined.
Standard Charges and Deductions
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.10% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.20% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
Contract Maintenance Charge
A $30 Contract Maintenance Charge is assessed on each Contract Anniversary and upon full surrender of the contract.
This charge reimburses Nationwide for administrative expenses involved in issuing and maintaining the contract. If on any Contract Anniversary (or on the date of a full surrender) the Contract Value is $50,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.
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The deduction of the Contract Maintenance Charge will be taken proportionally from each Sub-Account and the Fixed Account based on the value in each option as compared to the total Contract Value.
Nationwide will not reduce or eliminate the Contract Maintenance Charge where it would be discriminatory or unlawful.
Contingent Deferred Sales Charge
No sales charge deduction is made from purchase payments upon deposit into the contract. However, if any part of the contract is withdrawn, Nationwide may deduct a CDSC. The CDSC will not exceed 7% of purchase payments withdrawn. For contracts that have not elected the Liquidity Option, the standard CDSC schedule applies. The CDSC is calculated by multiplying the applicable CDSC percentage shown in Table 1 by the amount of purchase payments withdrawn. For purposes of calculating the CDSC, withdrawals are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. CDSC provisions vary by state. Refer to the contract for state specific information.
Table 1
Standard CDSC Schedule
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7+
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
For contracts that have elected the Liquidity Option, the standard CDSC schedule is replaced with a reduced CDSC schedule. The CDSC is calculated by multiplying the applicable CDSC percentage shown in Table 2 by the amount of purchase payments withdrawn.
Table 2
Liquidity Option CDSC Schedule
Number of Completed Years from Date of Contract Issuance	0	1	2	3	4+
CDSC Percentage	7%	7%	6%	5%	0%
Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a withdrawal is usually treated as a withdrawal of earnings first.)
The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general assets, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.
All or a portion of any withdrawal may be subject to federal income taxes. Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Feature.
Waiver of Contingent Deferred Sales Charge
The maximum amount that can be withdrawn annually without a CDSC is the greatest of:
(1)	10% of the net difference of purchase payments that are subject to CDSC minus purchase payments previously withdrawn that were subject to CDSC;
(2)	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code; or
(3)	for those contracts with the 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option, withdrawals up to the annual benefit amount.
This CDSC-free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.
Note: CDSC-free withdrawals do not count as "purchase payments previously withdrawn that were subject to CDSC" and, therefore, do not reduce the amount used to calculate subsequent CDSC-free withdrawal amounts.
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In addition, no CDSC will be deducted:
(1)	upon the annuitization of contracts which have been in force for at least two years;
(2)	upon payment of a death benefit; or
(3)	from any values for which the applicable CDSC period has expired:
(a)	for those contracts without the Liquidity Option, purchase payments held for at least seven years from the date of allocation to the contract; and
(b)	for those contracts with the Liquidity Option, for any withdrawals after the end of the fourth Contract Year.
No CDSC applies to transfers between or among the various investment options in the contract.
A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw CDSC-free the greater of the amount that would otherwise be available for withdrawal without a CDSC, and the difference between:
(a)	the Contract Value at the close of the day prior to the date of the withdrawal; and
(b)	the total purchase payments made to the contract as of the date of the withdrawal (less an adjustment for amounts previously withdrawn).
The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.
The CDSC-free withdrawal privilege does not apply to full surrenders of the contract. For purposes of the CDSC-free withdrawal privilege, a full surrender is:
•	multiple withdrawals taken within a Contract Year that deplete the entire Contract Value; or
•	any single net withdrawal of 90% or more of the Contract Value.
Long-Term Care/Nursing Home and Terminal Illness Waiver
The contract includes a Long-Term Care/Nursing Home and Terminal Illness Waiver at no additional charge. This benefit may not be available in every state.
Under this provision, no CDSC will be charged if:
(1)	the first Contract Anniversary has passed and the Contract Owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or
(2)	the Contract Owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness and Nationwide receives and records a letter from that physician indicating such diagnosis.
Written notice and proof of terminal illness or confinement for 90 days in a hospital or long-term care facility must be received in a form satisfactory to Nationwide and recorded at the Service Center prior to waiver of the CDSC.
In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.
For those contracts that have a non-natural person as Contract Owner as an agent for a natural person, the Annuitant may exercise the right of the Contract Owner for purposes described in this provision. If the non-natural Contract Owner does not own the contract as an agent for a natural person (e.g., the Contract Owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.
Note: The benefit associated with this feature is the waiver of CDSC under certain circumstances. This feature is not intended to provide or imply that the contract provides long-term care or nursing home insurance coverage.
Premium Taxes
Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5% and vary from state to state. This range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
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Short-Term Trading Fees
Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.
Short-term trading fees are intended to compensate the underlying mutual fund (and Contract Owners with interests in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies. Short-term trading fees are not intended to affect the large majority of Contract Owners not engaged in such strategies.
Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.
Short-term trading fees will only apply to those Sub-Accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus). Contract Owners are responsible for monitoring the length of time allocations are held in any particular Sub-Account. Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.
To determine whether a particular underlying mutual fund assesses (or reserves the right to assess) a short-term trading fee, see Appendix A: Underlying Mutual Funds.
If a short-term trading fee is assessed, the underlying mutual fund will charge the Variable Account 1% of the amount determined to be engaged in short-term trading. The Variable Account will then pass the short-term trading fee on to the specific Contract Owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that Contract Owner's Sub-Account value. All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the Variable Account.
When multiple purchase payments (or exchanges) are made to a Sub-Account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees. In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.
Some transactions are not subject to the short-term trading fees, including:
•	scheduled and systematic transfers;
•	withdrawals, including CDSC-free withdrawals;
•	withdrawals of Annuity Units to make annuity payments;
•	withdrawals of Accumulation Units to pay the Contract Maintenance Charge;
•	withdrawals of Accumulation Units to pay a death benefit; or
•	transfers made upon annuitization of the contract.
New share classes of currently available underlying mutual funds may be added as investment options under the contracts. These new share classes may require the assessment of short-term trading fees. When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.
Optional Contract Benefits, Charges, and Deductions
For an additional charge, the following optional benefits are available to applicants. Unless otherwise indicated:
(1)	optional benefits must be elected at the time of application;
(2)	optional benefits, once elected, may not be terminated;
(3)	the charges associated with the optional benefits are calculated and deducted daily as part of the Accumulation Unit value calculation; and
(4)	the charges associated with the optional benefits will be assessed until annuitization.
Reduced CDSC Option ("Liquidity Option")
For an additional charge equal to an annualized rate of 0.50% of the Daily Net Assets, an applicant may elect the Liquidity Option. The charge associated with the Liquidity Option will be assessed until the end of the fourth Contract Year. Nationwide may realize a profit from the charge assessed for this option.
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If the Liquidity Option is elected, subsequent purchase payments are only permitted during the first Contract Year.
Election of the Liquidity Option replaces the contract's standard seven year CDSC schedule with a four year CDSC schedule. The Liquidity Option CDSC schedule applies as follows:
Number of Completed Years from Date of Contract Issuance	0	1	2	3	4+
CDSC Percentage	7%	7%	6%	5%	0%
Under this option, CDSC will not exceed 7% of purchase payments withdrawn and no CDSC will be assessed on any withdrawal taken after the end of the fourth Contract Year.
Death Benefit Options
For an additional charge, the applicant may elect one of the following death benefit options in lieu of the standard death benefit.
Changes in ownership and contract assignments could have a negative impact on the death benefit (see Death Benefits).
One-Year Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit Option. The One-Year Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
The One-Year Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Month Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.35% of the Daily Net Assets, an applicant can elect the One-Month Enhanced Death Benefit Option. The One-Month Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
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Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
The One-Month Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Combination Enhanced Death Benefit III Option
For contracts issued on or after January 12, 2015, or the date of state approval (whichever is later), for an additional charge at an annualized rate of 0.65% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit III Option. The Combination Enhanced Death Benefit III Option is only available for contracts with Annuitants age 70 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
1.	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
2.	the total of all purchase payments, less an adjustment for amounts withdrawn;
3.	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
4.	the interest anniversary value.
The interest anniversary value is equal to purchase payments, accumulated at the Interest Anniversary Rate until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. Currently, the Interest Anniversary Rate is 5%.  Nationwide reserves the right to change the Interest Anniversary Rate at any time; however, Nationwide will not change the Interest Anniversary Rate for contracts once issued. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
For example, assume a contract owner purchases a contract in 2015 for $100,000. In the year 2028, the contract stands as follows:
Total purchase payments:	$100,000
Contract Value:	$120,000
Highest anniversary Contract Value:	$125,000
Interest Anniversary Rate in effect when the contract was issued	5%
Interest anniversary value:	$197,933
If the contract owner dies in 2028, the death benefit would be $197,933.
However if the contract owner dies the next year, the death benefit would be $200,000 instead of $207,829 (calculation: 105% X $197,933) since the interest anniversary value is limited to 200% of the initial purchase payment of $100,000.
Following is an example of how a surrender would impact the death benefit calculation. In the year 2022, the contract stands as follows:
Total purchase payments:	$100,000
Contract Value:	$120,000
Highest anniversary Contract Value:	$120,000
Interest Anniversary Rate in effect when the contract was issued	5%
Interest anniversary value:	$155,133
In 2023, the contract owner takes a partial surrender of $60,000. After the surrender, the highest Contract Anniversary value is $60,000 (calculation: $120,000 - $60,000) and the interest anniversary value is $77,566 (calculation: ($60,000/$120,000) x $155,133). After the date of the withdrawal, the interest anniversary value is limited to $80,000 (calculation: 200% ($100,000 - $60,000).
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Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
The Combination Enhanced Death Benefit III Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Combination Enhanced Death Benefit Option
For contracts issued on or after January 13, 2014, or the date of state approval (whichever is later), for an additional charge at an annualized rate of 0.65% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit Option. For contracts issued before January 13, 2014, or the date of state approval (whichever is later), the additional charge for the Combination Enhanced Death Benefit Option is an annualized rate of 0.45% of the Daily Net Assets. The Combination Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option. The Combination Enhanced Death Benefit Option is only available until January 11, 2015, or the date of state approval of the Combination Enhanced Death Benefit III Option (whichever is later).
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the interest anniversary value.
The interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
The Combination Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Beneficiary Protector II Option
The Beneficiary Protector II Option provides that upon the death of the Annuitant (and potentially, the Co-Annuitant, if one is named), and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). This benefit would be advantageous if the Contract Owner anticipates the assessment of taxes in connection with the payment of the death benefit proceeds. Nationwide makes no assurances that the benefit associated with this option will offset all taxes. In addition, the Beneficiary Protector II Option will not provide a benefit if there are no earnings in connection with the payment of the death benefit proceeds. Consult a qualified tax advisor.
The amount of the benefit depends on the Annuitant's age at the time of application and, if applicable, the Co-Annuitant's age at the time of the first Annuitant's death.
The charge associated with the Beneficiary Protector II Option is equal to an annualized rate of 0.35% of the Daily Net Assets. In addition, allocations to the Fixed Account will be assessed a fee of 0.35%. Nationwide may realize a profit from the charge assessed for this option. The Beneficiary Protector II Option is only available for contracts with Annuitants age 75 or younger at the time of application.
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After the death of the last surviving Annuitant or after all applicable benefits have been credited to the contract, the charge associated with the Beneficiary Protector II Option will be removed and the beneficiary may:
(a)	take distribution of the contract in the form of the death benefit or required distributions as applicable; or
(b)	if the beneficiary is the deceased Annuitant's surviving spouse, continue the contract as the Contract Owner or new beneficial Contract Owner, and subject to any mandatory distribution rules.
Calculation of the First Benefit
The formula for determining the first benefit, which is paid upon the first Annuitant's death, is as follows:
Earnings Percentage x Adjusted Earnings
If the Annuitant is age 70 or younger at the time of application, the Earnings Percentage will be 40%. If the Annuitant is age 71 through age 75 at the time of application, the Earnings Percentage will be 25%.
Adjusted Earnings = (a) – (b); where:
a	=	the Contract Value on the date the death benefit is calculated and prior to any death benefit calculation; and
b	=	purchase payments, proportionally adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce purchase payments in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
There is a limit on the amount of Adjusted Earnings used in the first benefit calculation.
Maximum Adjusted Earnings = 200% of the total of all purchase payments that were applied to the contract more than 12 months before the date of the Annuitant's death (if there are Co-Annuitants, then the date of death of the first Co-Annuitant to die) proportionally adjusted for any and all withdrawals taken before the Annuitant's death.
If there is no Co-Annuitant named, the benefit will be paid in addition to the death benefit.
If there is a Co-Annuitant named, the benefit will be credited to the contract. The Beneficiary Protector II Option will remain on the contract (including the associated charge) until the death of the Co-Annuitant.
Calculation of the Second Benefit
If a Co-Annuitant is named under the contract, a second benefit will be paid upon the death of the Co-Annuitant if the Co-Annuitant is age 75 or younger at the date of the first Annuitant's death. If the Co-Annuitant is older than age 75 at the date of the first Annuitant's death, no second benefit will be paid and the charge associated with the Beneficiary Protector II Option will be removed.
The calculation of the second benefit will be based on earnings to the contract after the first benefit was calculated. The formula for calculating the second benefit is as follows:
Earnings Percentage x Adjusted Earnings from the Date of the First Benefit
If the Co-Annuitant is age 70 or younger at the time of the first Annuitant's death, the Earnings Percentage will be 40%. If the Co-Annuitant is age 71 through age 75 at the time of the first Annuitant's death, the Earnings Percentage will be 25%.
Adjusted Earnings from the Date of the First Benefit = (a) – (b) – (c), where:
a	=	Contract Value on the date the second death benefit is calculated (before the second death benefit is calculated);
b	=	the Contract Value on the date the first benefit and the first death benefit were calculated (after the first benefit and the first death benefit were applied), proportionately adjusted for withdrawals; and
c	=	purchase payments made after the first benefit was applied, proportionately adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce the beginning Contract Value and purchase payments in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
There is a limit on the amount of Adjusted Earnings from the Date of the First Benefit used in the second benefit calculation.
Maximum Adjusted Earnings from the Date of the First Benefit = 200% of the total of all purchase payments that were applied to the contract more than 12 months before the date of the Co-Annuitant's death (regardless of the date of the first Annuitant's death), proportionally adjusted for any and all withdrawals taken from the contract.
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After the second benefit is applied, the charge associated with the Beneficiary Protector II Option will be removed.
How the Benefit is Allocated
Any amounts credited to the contract pursuant to the Beneficiary Protector II Option will be allocated among the investment options in the same proportion as each purchase payment is allocated to the contract on the date the benefit is applied.
Optional Living Benefits
An applicant may elect one of the available optional living benefits under the contract at the time of application. If an applicant elects an optional living benefit, Nationwide will deduct an additional charge as applicable for the elected living benefit. The optional living benefits available under the contract include:
•	7% Nationwide Lifetime Income Rider and the 5% Nationwide Lifetime Income Rider - designed for consumers at or near retirement who generally have a conservative risk tolerance and seek certainty of guaranteed lifetime income
•	Nationwide Lifetime Income Capture option - designed for consumers with longer time horizons to invest and who generally have a moderate risk tolerance to grow assets and provide for guaranteed lifetime income
•	Nationwide Lifetime Income Track option - a lower cost option designed for consumers with longer time horizons to invest and who generally have a moderate to aggressive risk tolerance to grow assets and provide for guaranteed lifetime income
Each of the optional living benefits has limitations and restrictions as discussed herein. Before selecting an optional living benefit, consult with a qualified financial advisor to determine which option is best based on the Contract Owner's individual financial situation and needs.
7% Nationwide Lifetime Income Rider (formerly the 7% Lifetime Income Option)
The 7% Nationwide Lifetime Income (the "7% Nationwide L.inc") Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals and does not make certain assignments or Contract Owner changes. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 45 and 85 years old at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or Joint Annuitant has been elected, the determining life will be that of the primary Annuitant as named on the application. The determining life may not be changed.
Availability
The 7% Nationwide Lifetime Income Rider is available under the contract at the time of application. The 7% Nationwide L.inc Rider is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, contracts that are purchased in the normal course of business with the 7% Nationwide L.inc Rider may keep the 7% Nationwide L.inc Rider even after such contract becomes beneficially owned. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The 7% Nationwide Lifetime Income Rider may not be elected if the 5% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option is elected.
7% Nationwide L.inc Rider Charge
In exchange for Lifetime Withdrawals, Nationwide will assess an annual charge not to exceed 1.50% of the Current Income Benefit Base. Currently, the charge for the 7% Nationwide Lifetime Income Rider is 1.20% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner's election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.50% of the Current Income Benefit Base.
The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the 7% Nationwide L.inc Rider charge will not negatively impact calculations associated with other benefits
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elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Lifetime Income Rider Investment Requirements
Election of the 7% Nationwide L.inc Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. For the list of available investment options, see Income Benefit Investment Options. Allocation requests to investment options other than those listed in the Income Benefit Investment Options section will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits).
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.
Subsequent Purchase Payments
Subsequent purchase payments are permitted under the 7% Nationwide L.inc Rider as long as the Contract Value is greater than $0. There may be instances where a subsequent purchase payment creates a financial risk that Nationwide is unwilling to bear. If this occurs, Nationwide may exercise its right to refuse subsequent purchase payments which total in aggregate $50,000 or more in any calendar year. The $50,000 threshold will take into consideration all contracts issued by Nationwide to a particular Contract Owner or using the same determining life. If Nationwide exercises this right to refuse a purchase payment, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received. Generally, Nationwide may invoke this right in times of economic instability. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment.
Determination of the Income Benefit Base Prior to the First Lifetime Withdrawal
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the benefit amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, Purchase Payment Credits, reset opportunities, and if elected, a Non-Lifetime Withdrawal, as described below.
Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the 7% Nationwide Linc Rider will equal the greater of:
(1)	Highest Contract Value: the highest Contract Value on any Contract Anniversary plus purchase payments submitted and Purchase Payment Credits applied after that Contract Anniversary; or
(2)	Roll-up Value: the 7% roll-up amount, which is equal to the sum of the following calculations:
(a)	Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 7% of the Original Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Subsequent Purchase Payments with Roll-up: any purchase payments submitted and Purchase Payment Credits applied after contract issuance and before the 10th Contract Anniversary, increased by simple interest at an annual rate of 7% each year from the date the subsequent purchase payments and/or Purchase Payment Credits are applied through the 10th Contract Anniversary; plus
(c)	Subsequent Purchase Payments with No Roll-up: any purchase payments submitted and Purchase Payment Credits applied after the 10th Contract Anniversary.
Contracts issued on or after August 12, 2013, or the date of state approval (whichever is later), are eligible to take a Non-Lifetime Withdrawal. If a Non-Lifetime Withdrawal is taken on or before the 10th Contract Anniversary, the Current Income Benefit Base for the 7% Nationwide Linc Rider will equal the greatest of:
(1)	Adjusted Current Income Benefit Base: the Current Income Benefit Base immediately before the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section;
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(2)	Highest Contract Value: the highest Contract Value on any Contract Anniversary on or after the Non-Lifetime Withdrawal, plus purchase payments submitted and any Purchase Payment Credits applied after that Contract Anniversary; or
(3)	Roll-up Value: the adjusted 7% roll-up amount, which is equal to the sum of the following calculations:
(a)	Adjusted Roll-up Income Benefit Base with Roll-up: the Adjusted Roll-up Income Benefit Base, plus 7% of the Adjusted Roll-up Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Subsequent Purchase Payments with Roll-up: the sum of the following calculations:
(i)	Before the Non-Lifetime Withdrawal: any purchase payments submitted and Purchase Payment Credits applied after contract issuance and before the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section, increased by simple interest at an annual rate of 7% each year from the date the subsequent purchase payments and/or Purchase Payment Credits are applied through the 10th Contract Anniversary; plus
(ii)	After the Non-Lifetime Withdrawal and before the 10th Contract Anniversary: any purchase payments submitted and Purchase Payment Credits applied on or after the Non-Lifetime Withdrawal and before the 10th Contract Anniversary, increased by simple interest at an annual rate of 7% each year from the date the subsequent purchase payments and/or Purchase Payment Credits are applied through the 10th Contract Anniversary; plus
(c)	Subsequent Purchase Payments with No Roll-up: any purchase payments submitted and Purchase Payment Credits applied after the 10th Contract Anniversary.
See Appendix D: 7% Nationwide Lifetime Income Rider's Non-Lifetime Withdrawal Examples for example calculations.
If a Non-Lifetime Withdrawal is taken after the 10th Contract Anniversary, the Current Income Benefit Base for the 7% Nationwide Linc Rider will equal the greatest of:
(1)	Adjusted Current Income Benefit Base: the Current Income Benefit Base immediately before the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section;
(2)	Roll-up Value: the adjusted 7% roll-up amount, which is equal to the sum of the following calculations:
(a)	Adjusted Roll-up Income Benefit Base with Roll-up: the Adjusted Roll-up Income Benefit Base, plus 7% of the Adjusted Roll-up Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Subsequent Purchase Payments with Roll-up: any purchase payments submitted and Purchase Payment Credits applied after contract issuance and before the 10th Contract Anniversary, proportionally reduced as described in the Non-Lifetime Withdrawal section, increased by simple interest at an annual rate of 7% each year from the date the subsequent purchase payments and/or Purchase Payment Credits are applied through the 10th Contract Anniversary; plus
(c)	Subsequent Purchase Payments with No Roll-up: the sum of the following calculations:
(i)	After the 10th Contract Anniversary and before the Non-Lifetime Withdrawal: any purchase payments submitted and Purchase Payment Credits applied after the 10th Contract Anniversary and before the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section; plus
(ii)	After the Non-Lifetime Withdrawal: any purchase payments submitted and Purchase Payment Credits applied on or after the Non-Lifetime Withdrawal; or
(3)	Highest Contract Value: the highest Contract Value on any Contract Anniversary after the 10th Contract Anniversary, plus purchase payments submitted and Purchase Payment Credits applied after that Contract Anniversary.
See Appendix D: 7% Nationwide Lifetime Income Rider's Non-Lifetime Withdrawal Examples for example calculations.
When a purchase payment and any Purchase Payment Credits are applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first Lifetime Withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that
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Current Income Benefit Base. Since the roll-up is only calculated for the first 10 Contract Years or prior to the first Lifetime Withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
Non-Lifetime Withdrawal
For contracts issued on or after August 12, 2013, or the date of state approval (whichever is later), after the first Contract Anniversary, the Contract Owner may request a one-time withdrawal ("Non-Lifetime Withdrawal") without initiating the lifetime income benefit under the 7% Nationwide L.inc Rider. The Non-Lifetime Withdrawal will not lock in the Lifetime Withdrawal Percentage and will not stop the 7% simple interest roll-up. However, the Non-Lifetime Withdrawal will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. As with all withdrawals, a Non-Lifetime Withdrawal will reduce the Contract Value and death benefit. In addition, it will be subject to the CDSC provisions of the contract. A Non-Lifetime Withdrawal cannot be taken after the Contract Owner initiates the Lifetime Withdrawals.
A Non-Lifetime Withdrawal will cause a reduction to three factors used to calculate the Lifetime Withdrawal Amount: (1) the Current Income Benefit Base; (2) the Original Income Benefit Base (resulting in the Adjusted Roll-up Income Benefit Base); and (3) Subsequent purchase payments and Purchase Payment Credits applied before the Non-Lifetime Withdrawal. All three factors are reduced by a figure representing the proportional amount of the withdrawal, as follows:
Reduction to Current Income Benefit Base	=	Gross dollar amount of the Non-Lifetime Withdrawal	X	Current Income Benefit Base prior to the Non-Lifetime Withdrawal
Contract Value (prior to the Non- Lifetime Withdrawal)

Reduction to Original Income Benefit Base	=	Gross dollar amount of the Non-Lifetime Withdrawal	X	Original Income Benefit Base
Contract Value (prior to the Non- Lifetime Withdrawal)

Reduction to subsequent purchase payments and Purchase Payment Credits applied before the Non-Lifetime Withdrawal	=	Gross dollar amount of the Non-Lifetime Withdrawal	X	Subsequent purchase payments and Purchase Payment Credits applied before the Non-Lifetime Withdrawal
Contract Value (prior to the Non- Lifetime Withdrawal)
All Non-Lifetime Withdrawal requests must be made on a Nationwide form which is available by contacting the Service Center. If the Contract Owner requests a withdrawal without using the Nationwide form, the withdrawal request will be treated as a Lifetime Withdrawal request and will not be treated as a request for a Non-Lifetime Withdrawal.
Lifetime Withdrawals
At any time after the 7% Nationwide L.inc Rider is elected, the Contract Owner may begin taking the lifetime income benefit by taking a Lifetime Withdrawal from the contract. The first withdrawal under the contract constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the 7% roll-up amount terminates and the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. Additional purchase payments submitted after the first Lifetime Withdrawal from the contract will increase the Current Income Benefit Base by the amount of the purchase payment.
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Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner as indicated in the following table:
Contract Owner's Age (at time of first withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.00%	6.00%
A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a withdrawal from the contract prior to age 81.
For contracts that elect the Joint Option for the 7% Nationwide Lifetime Income Rider, the Lifetime Withdrawal Percentages will be equal to or less than the Lifetime Withdrawal Percentages in the previous table.
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½. Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal and on each Contract Anniversary thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next Contract Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner's death or annuitization.
The Contract Owner can elect to set up Systematic Withdrawals or can request each Lifetime Withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
Each year's Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year's Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Impact of Withdrawals in Excess of the Lifetime Withdrawal Amount
The Contract Owner is permitted to withdraw Contract Value in excess of that year's Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. This RMD privilege does not apply to beneficially owned contracts. In order to qualify for the RMD privilege, the Contract Owner must:
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(1)	be at least 70½ years old as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any Contract Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until either the current price or the list of permitted investment options associated with the 7% Nationwide L.inc Rider changes.
In the event the current price or the list of permitted investment options of the 7% Nationwide L.inc Rider changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each Contract Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the 7% Nationwide L.inc Rider; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner's election to reset the Current Income Benefit Base within 60 days after the Contract Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 7% Nationwide L.inc Rider will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the 7% Nationwide L.inc Rider by notifying Nationwide as to such election.
Settlement Options
If a Contract Owner's Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options. Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:
(1)	The Contract Owner can take Lifetime Withdrawals of the Lifetime Withdrawal Amount until the death of the Contract Owner;
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
The options above each result in a different amount ultimately received under the 7% Nationwide L.inc Rider. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a qualified financial advisor to determine which option is best based on the Contract Owner's individual financial situation and needs.
The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election ("Notification Period"). Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner is receiving Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification
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Period, Nationwide will continue sending Systematic Withdrawals of the full amount of the Lifetime Withdrawal Amount to the Contract Owner. If the Contract Owner had requested Systematic Withdrawals of only a portion of the Lifetime Withdrawal Amount prior to the notice, Systematic Withdrawals will continue, but Nationwide will increase the Lifetime Withdrawals to the full amount of the Lifetime Withdrawal Amount.
If the Contract Owner is not taking Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will initiate Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner and will begin mailing to the Contract Owner on an annual basis an amount equal to the Lifetime Withdrawal Amount. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, it will be irrevocable. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, the first payment of the Lifetime Withdrawal Amount will be sent on the next business day following the Notification Period ("Settlement Payment Date"). Nationwide will then send the Contract Owner the Lifetime Withdrawal Amount annually on the anniversary of the Settlement Payment Date (or the next business day if the anniversary of the Settlement Payment Date does not fall on a business day). Nationwide will mail a check to the Contract Owner's address on record. The Contract Owner may contact the Service Center at any time to change the frequency of the Systematic Withdrawals.
Note: In any event, if the Contract Owner does not make an election within the Notification Period, Nationwide will send the Contract Owner the full amount of the Lifetime Withdrawal Amount to which he/she is entitled to each year. There may be tax consequences if Nationwide increases or initiates the Lifetime Withdrawals on behalf of a Contract Owner. Consult a qualified tax advisor.
Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner's most recently calculated Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed below:
Contract Owner's Age*	Up to Age 70	71-75	76-80	81-85	86-90	91-95	96+
Annual Benefit Multiplier	5.5	4.5	3.5	2.5	2.0	1.5	1.0
*	As of the date the Age Based Lump Sum Option is elected.
For contracts that have elected the Joint Option for the 7% Nationwide Lifetime Income Rider, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier. If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.
Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the Joint Option for the 7% Nationwide Lifetime Income Rider is elected). Once Nationwide receives the Contract Owner's election to take the Underwritten Lump Sum Settlement Option, Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner and returned to the Service Center within 30 days. Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner. If Nationwide does not receive the completed form within the 30-day period, Nationwide will pay the Contract Owner the amount that would be payable under the Age Based Lump Sum Settlement Option.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 7% Nationwide L.inc Rider will terminate.
Death of Determining Life
For contracts with no Joint Option for the 7% Nationwide Lifetime Income Rider, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
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For contracts with the Joint Option for the 7% Nationwide Lifetime Income Rider, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the 7% Nationwide L.inc Rider which had been received by the deceased spouse, for the remainder of the survivor's lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Feature.
Tax Treatment
Although the tax treatment for Lifetime Withdrawals under withdrawal benefits such as the 7% Nationwide L.inc Rider is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
Automatic Termination of the 7% Nationwide L.inc Rider
Withdrawals in excess of the Lifetime Withdrawal Amount that reduce the Current Income Benefit Base to $0 will automatically terminate the 7% Nationwide L.inc Rider. If this option terminates, then Nationwide will no longer assess the fee associated with this option.
In addition, where permitted under state law, the 7% Nationwide L.inc Rider will automatically terminate if the Contract Owner is changed or if the contract is assigned (including a collateral assignment), except as follows:
(1)	The new Contract Owner or assignee assumes full ownership of the contract and is essentially the same person (e.g., individual ownership is changed to ownership by a personal revocable trust, a change to the Contract Owner's spouse during the Contract Owner's lifetime, a change to a court appointed guardian representing the Contract Owner during the Contract Owner's lifetime, etc.);
(2)	Ownership of a contract issued as an IRA or Roth IRA is being changed from one custodian to another, from the determining life to a custodian, or from a custodian to the determining life;
(3)	The assignment is for the purpose of effectuating an exchange pursuant to Section 1035 under the Internal Revenue Code; or
(4)	The change is merely the removal of a Contract Owner where the contract is jointly owned.
Nationwide will provide notice to Contract Owners prior to processing a change in ownership or assignment that will automatically terminate the 7% Nationwide L.inc Rider. Contract Owners contemplating changes to the ownership of their contract, including assignments, should contact their registered representative to determine how the changes impact the benefit associated with the 7% Nationwide L.inc Rider.
5% Nationwide Lifetime Income Rider (formerly the 5% Lifetime Income Option)
The 5% Nationwide Lifetime Income Rider (the "5% Nationwide L.inc Rider") provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals and does not make certain assignments or Contract Owner changes. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 45 and 85 years old at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or Joint Annuitant has been elected, the determining life will be that of the primary Annuitant as named on the application. The determining life may not be changed.
Availability
The 5% Nationwide Lifetime Income Rider is available under the contract at the time of application. The 5% Nationwide L.inc Rider is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, contracts that are purchased in the normal course of business with the 5% Nationwide L.inc Rider may keep the 5% Nationwide L.inc Rider even after such contract becomes beneficially owned. However, once a contract
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becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The 5% Nationwide Lifetime Income Rider may not be elected if the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option is elected.
5% Nationwide L.inc Rider Charge
In exchange for Lifetime Withdrawals, Nationwide will assess an annual charge not to exceed 1.00% of the Current Income Benefit Base. Currently, the charge for the 5% Nationwide Lifetime Income Rider is 0.75% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner's election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.00% of the Current Income Benefit Base.
The charge will be assessed on each anniversary of the date the 5% Nationwide L.inc Rider was elected (each a "5% Nationwide L.inc Anniversary") and will be deducted via redemption of Accumulation Units. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the 5% Nationwide L.inc Rider charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Lifetime Income Rider Investment Requirements
Election of the 5% Nationwide L.inc Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. For the list of available investment options, see Income Benefit Investment Options. Allocation requests to investment options other than those listed in the Income Benefit Investment Options section will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits).
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.
Subsequent Purchase Payments
Subsequent purchase payments are permitted under the 5% Nationwide L.inc Rider as long as the Contract Value is greater than $0. There may be instances where a subsequent purchase payment creates a financial risk that Nationwide is unwilling to bear. If this occurs, Nationwide may exercise its right to refuse subsequent purchase payments which total in aggregate $50,000 or more in any calendar year. The $50,000 threshold will take into consideration all contracts issued by Nationwide to a particular Contract Owner or using the same determining life. If Nationwide exercises this right to refuse a purchase payment, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received. Generally, Nationwide may invoke this right in times of economic instability. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment.
Determination of the Income Benefit Base Prior to the First Lifetime Withdrawal
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the Lifetime Withdrawal Amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, Purchase Payment Credits, and reset opportunities, as described below.
Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the 5% Nationwide L.inc Rider will equal the greater of:
(1)	the highest Contract Value on any Contract Anniversary plus purchase payments submitted and any Purchase Payment Credits applied after that Contract Anniversary; or
(2)	the 5% roll-up amount, which is equal to the sum of the following calculations:
(a)	Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 5% of the Original Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
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(b)	Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th Contract Anniversary, plus any Purchase Payment Credits applied, increased by simple interest at an annual rate of 5% each year from the date of the purchase payment through the 10th Contract Anniversary; plus
(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th Contract Anniversary plus any Purchase Payment Credits applied.
When a purchase payment and any Purchase Payment Credits are applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up is only calculated for the first 10 Contract Years or prior to the first withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
Lifetime Withdrawals
At any time after the 5% Nationwide L.inc Rider is elected, the Contract Owner may begin taking the Lifetime Withdrawal Amount by taking a withdrawal from the contract. The first withdrawal under the contract after the option is elected constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the 5% roll-up amount terminates and the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. Additional purchase payments submitted after the first Lifetime Withdrawal will increase the Current Income Benefit Base by the amount of the purchase payment.
Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner as indicated in the following table:
Contract Owner's Age (at time of first lifetime income withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	3.50%	4.50%	5.50%
For contracts that elect the 5% Spousal Continuation Benefit, the Lifetime Withdrawal Percentages will be equal to or less than the Lifetime Withdrawal Percentages above (see Joint Option for the 5% Nationwide Lifetime Income Rider (formerly the 5% Spousal Continuation Benefit)).
A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a withdrawal from the contract prior to age 81.
For contracts that elect the Joint Option for the 5% Nationwide Lifetime Income Rider, the Lifetime Withdrawal Percentages will be equal to or less than the Lifetime Withdrawal Percentages in the previous table.
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½. Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal and on each 5% Nationwide L.inc Anniversary thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next 5% Nationwide L.inc Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner's death or annuitization.
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The Contract Owner can elect to set up Systematic Withdrawals or can request each withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
Each year's Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year's Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Impact of Withdrawals in Excess of the Lifetime Withdrawal Amount
The Contract Owner is permitted to withdraw Contract Value in excess of that year's Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. This RMD privilege does not apply to beneficially owned contracts. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the Lifetime Withdrawal Amount associated with this option the only income stream producing benefit remaining in the contract.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any 5% Nationwide L.inc Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until either the current price or the list of permitted investment options associated with the 5% Nationwide L.inc Rider changes.
In the event the current price or the list of permitted investment options of the 5% Nationwide L.inc Rider changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each 5% Nationwide L.inc Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the
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Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the 5% Nationwide L.inc Rider; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner's election to reset the Current Income Benefit Base within 60 days after the 5% Nationwide L.inc Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 5% Nationwide L.inc Rider will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the 5% Nationwide L.inc Rider by notifying Nationwide as to such election.
Settlement Options
If a Contract Owner's Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options. Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:
(1)	The Contract Owner can take Lifetime Withdrawals of the Lifetime Withdrawal Amount until the death of the Contract Owner;
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
The options above each result in a different amount ultimately received under the 5% Nationwide L.inc Rider. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a qualified financial advisor to determine which option is best based on the Contract Owner's individual financial situation and needs.
The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election ("Notification Period"). Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner is receiving Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will continue sending Systematic Withdrawals of the full amount of the Lifetime Withdrawal Amount to the Contract Owner. If the Contract Owner had requested Systematic Withdrawals of only a portion of the Lifetime Withdrawal Amount prior to the notice, Systematic Withdrawals will continue, but Nationwide will increase the Lifetime Withdrawals to the full amount of the Lifetime Withdrawal Amount.
If the Contract Owner is not taking Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will initiate Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner and will begin mailing to the Contract Owner on an annual basis an amount equal to the Lifetime Withdrawal Amount. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, it will be irrevocable. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, the first payment of the Lifetime Withdrawal Amount will be sent on the next business day following the Notification Period ("Settlement Payment Date"). Nationwide will then send the Contract Owner the Lifetime Withdrawal Amount annually on the anniversary of the Settlement Payment Date (or the next business day if the anniversary of the Settlement Payment Date does not fall on a business day). Nationwide will mail a check to the Contract Owner's address on record. The Contract Owner may contact the Service Center at any time to change the frequency of the Systematic Withdrawals.
Note: In any event, if the Contract Owner does not make an election within the Notification Period, Nationwide will send the Contract Owner the full amount of the Lifetime Withdrawal Amount to which he/she is entitled to each year. There may be tax consequences if Nationwide increases or initiates the Lifetime Withdrawals on behalf of a Contract Owner. Consult a qualified tax advisor.
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Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner's most recently calculated Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed below:
Contract Owner's Age*	Up to Age 70	71-75	76-80	81-85	86-90	91-95	96+
Annual Benefit Multiplier	5.5	4.5	3.5	2.5	2.0	1.5	1.0
*	As of the date the Age Based Lump Sum Option is elected.
For contracts that have elected the Joint Option for the 5% Nationwide Lifetime Income Rider, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier. If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.
Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the Joint Option for the 5% Nationwide Lifetime Income Rider is elected). Once Nationwide receives the Contract Owner's election to take the Underwritten Lump Sum Settlement Option, Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner and returned to the Service Center within 30 days. Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner. If Nationwide does not receive the completed form within the 30-day period, Nationwide will pay the Contract Owner the amount that would be payable under the Age Based Lump Sum Settlement Option.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 5% Nationwide L.inc Rider will terminate.
Death of Determining Life
For contracts with no Joint Option for the 5% Nationwide Lifetime Income Rider, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
For contracts with the Joint Option for the 5% Nationwide Lifetime Income Rider, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the 5% Nationwide L.inc Rider which had been received by the deceased spouse, for the remainder of the survivor's lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Feature.
Tax Treatment
Although the tax treatment for withdrawals under withdrawal benefits such as the 5% Nationwide Lifetime Income Rider is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
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Automatic Termination of the 5% Nationwide Lifetime Income Rider
Withdrawals in excess of the Lifetime Withdrawal Amount that reduce the Current Income Benefit Base to $0 will automatically terminate the 5% Nationwide Lifetime Income Rider. If this option terminates, then Nationwide will no longer assess the fee associated with this option.
In addition, where permitted under state law, the 5% Nationwide Lifetime Income Rider will automatically terminate if the Contract Owner is changed or if the contract is assigned (including a collateral assignment), except as follows:
(1)	The new Contract Owner or assignee assumes full ownership of the contract and is essentially the same person (e.g., individual ownership is changed to ownership by a personal revocable trust, a change to the Contract Owner's spouse during the Contract Owner's lifetime, a change to a court appointed guardian representing the Contract Owner during the Contract Owner's lifetime, etc.);
(2)	Ownership of a contract issued as an IRA or Roth IRA is being changed from one custodian to another, from the determining life to a custodian, or from a custodian to the determining life;
(3)	The assignment is for the purpose of effectuating an exchange pursuant to Section 1035 under the Internal Revenue Code; or
(4)	The change is merely the removal of a Contract Owner where the contract is jointly owned.
Nationwide will provide notice to Contract Owners prior to processing a change in ownership or assignment that will automatically terminate the 5% Nationwide Lifetime Income Rider. Contract Owners contemplating changes to the ownership of their contract, including assignments, should contact their registered representative to determine how the changes impact the benefit associated with the 5% Nationwide Lifetime Income Rider.
Nationwide Lifetime Income Capture Option
The Nationwide Lifetime Income Capture option provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals and does not make certain assignments or Contract Owner changes. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 45 and 85 years old at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or Joint Annuitant has been elected, the determining life will be that of the younger Annuitant. The determining life may not be changed.
Availability
The Nationwide Lifetime Income Capture option is available under the contract at the time of application. The Nationwide Lifetime Income Capture option is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, if such contract becomes beneficially owned by the spouse of the Contract Owner, and the Joint Option for the Nationwide Lifetime Income Capture option is elected, then the spouse may keep the Nationwide Lifetime Income Capture option. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The Nationwide Lifetime Income Capture option cannot be elected if the 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider, or Nationwide Lifetime Income Track option is elected.
For contracts issued before January 13, 2014, or the date of state approval (whichever is later), the Nationwide Lifetime Income Capture option will also be available for election for 90 days after the later of January 13, 2014, or the date of state approval. For contracts that elected the 7% Nationwide Lifetime Income Rider or the 5% Nationwide Lifetime Income Rider, election of the Nationwide Lifetime Income Capture option is only available within the 90-day period if such election is prior to the first Lifetime Withdrawal. A prorated charge for the 7% Nationwide Lifetime Income Rider or the 5% Nationwide Lifetime Income Rider will be deducted upon its removal. Upon election of the Nationwide Lifetime Income Capture option, you will lose any increase to the existing Current Income Benefit Base under the 7% Nationwide Lifetime Income Rider or the 5% Nationwide Lifetime Income Rider, and the Original Income Benefit Base for the Nationwide Lifetime Income Capture option will be equal to the Contract Value of the contract on the date the Nationwide Lifetime Income Capture option is elected. For contracts that previously elected the Joint Option for the 7% Nationwide Lifetime Income Rider or the Joint Option for the 5% Nationwide Lifetime Income Rider, the Joint Option for the Nationwide Lifetime Income Capture option must be elected. The Joint Option for the Nationwide Lifetime Income Capture option is not
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available for election for contracts that did not previously elect the Joint Option. Age requirements for parties to the contract for the Nationwide Lifetime Income Capture option and Joint Option for the Nationwide Lifetime Income Capture option must be satisfied at the time of election. Contract Owners should consult a financial advisor before making an election.
Nationwide Lifetime Income Capture Charge
In exchange for this lifetime withdrawal benefit, Nationwide will assess an annual charge not to exceed 1.50% of the Current Income Benefit Base. Currently, the charge for the Nationwide Lifetime Income Capture option is 1.20% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner's election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.50% of the Current Income Benefit Base.
The charge will be assessed on each Option Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the Nationwide Lifetime Income Capture option charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Nationwide Lifetime Income Capture Investment Requirements
Election of the Nationwide Lifetime Income Capture option requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. For the list of investment options available under the Nationwide Lifetime Income Capture option, see Income Benefit Investment Options. Allocation requests to investment options other than those listed in the Income Benefit Investment Options section will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits). Additionally, if this option is elected, contract loans are unavailable.
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may elect to automatically reallocate the Contract Value in accordance with the Asset Rebalancing provision.
Subsequent Purchase Payments
Currently, subsequent purchase payments are permitted under the Nationwide Lifetime Income Capture option as long as the Contract Value is greater than $0. Any subsequent purchase payments will increase the Current Income Benefit Base by the amount of the purchase payment submitted.
Nationwide reserves the right to reject subsequent purchase payments in the event subsequent purchase payments create a financial risk that Nationwide is unwilling to bear. This reservation of right may limit the amount a Contract Owner can invest in the contract. Contract Owners should consider this reservation of right when making the initial purchase payment. If Nationwide exercises this right to refuse purchase payments, the entire purchase payment will be immediately returned to the Contract Owner in the same form in which it was received. Generally, Nationwide may invoke this right in times of economic instability. Contract Owners may contact the Service Center to find out if Nationwide will accept subsequent purchase payments.
Roll-up Interest Rate
The Roll-up Interest Rate is the indexed simple interest rate used in the calculation of the Current Income Benefit Base until the earlier of the first Lifetime Withdrawal or the 15th Option Anniversary.
For the first Option Year, the Roll-up Interest Rate is the greater of:
1.	the Defined Rate in effect on the Application Date plus the Variable Rate in effect on the Application Date; or
2.	the Defined Rate in effect on the Option Issue Date plus the Variable Rate in effect on the Option Issue Date.
The Defined Rate and Variable Rate are defined below in the Defined Rate and Renewal Defined Rate and Variable Rate subsections, respectively.
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For Option Years two through fifteen, the Roll-up Interest Rate is calculated by adding the Variable Rate in effect on the Option Anniversary plus the Renewal Defined Rate.
The Renewal Defined Rate is defined below in the Defined Rate and Renewal Defined Rate subsection.
For the purposes of this Roll-up Interest Rate section only, Application Date is the date a good order application is signed; and Option Issue Date is either the date the contract is issued, or if the Nationwide Lifetime Income Capture Option was elected after the date the contract was issued, then the date Nationwide receives the proper form to add the Nationwide Lifetime Income Capture Option to the contract in good order.
Once calculated, the Roll-up Interest Rate will be rounded up or down to the nearest 0.25%. For example, if the Defined Rate is 3.00% and the Variable Rate is 2.83%, the Roll-up Interest Rate is 5.75% (3.00% + 2.83% = 5.83%, rounded up or down to the nearest 0.25%, results in 5.75%). If the Defined Rate is 3.00% and the Variable Rate is 2.91%, the Roll-up Interest Rate is 6.00% (3.00% + 2.91% = 5.91%, rounded up or down to the nearest 0.25%, results in 6.00%).
The Roll-up Interest Rate will not be less than 4.00% nor greater than 10.00%.
In no event will the Roll-up Interest Rate be calculated by adding the Defined Rate in effect on the Application Date to the Variable Rate in effect on the Option Issue Date; or by adding the Defined Rate in effect on the Option Issue Date to the Variable Rate in effect on the Application Date.
Variable Rate
The Variable Rate is, at a minimum, the rate of return (the nominal interest rate) of the specified index. The specified index is the monthly 10-year Treasury constant maturity as published by the Board of Governors of the Federal Reserve System. Periodically, Nationwide may increase the Variable Rate to an amount greater than the rate of return of the specified index.
For the first Option Year, the Variable Rate is the Variable Rate that when added to its corresponding Defined Rate results in the greater Roll-up Interest Rate (the Variable Rate in effect on the Application Date corresponds with the Defined Rate in effect on the Application Date; and the Variable Rate in effect on the Option Issue Date corresponds with the Defined Rate in effect on the Option Issue Date).
For the first Option Year, the Variable Rate in effect depends upon the date of the Application Date or Option Issue Date, and is determined as follows:
1.	if the Application Date or the Option Issue Date is before the 15th calendar day of the month, Nationwide will use the Variable Rate for the month that is two months prior to the month in which the Application Date or Option Issue Date falls (e.g. if the Option Issue Date is July 10th, then Nationwide will use May's Variable Rate); or
2.	if the Application Date or the Option Issue Date is on or after the 15th calendar day of the month, Nationwide will use the Variable Rate for the month prior to the month in which the Application Date or Option Issue Date falls (e.g. if the Option Issue Date is July 17th, then Nationwide will use June's Variable Rate).
For each Option Year after the first Option Year, Nationwide will determine the Variable Rate in effect on the Option Anniversary as follows:
1.	if the Option Issue Date is before the 15th calendar day of the month, Nationwide will use the Variable Rate for the month that is two months prior to the month that each Option Anniversary falls to calculate the Roll-up Interest Rate for the following Option Year; or
2.	if the Option Issue Date is on or after the 15th calendar day of the month, Nationwide will use the Variable Rate for the month prior to the month that each Option Anniversary falls to calculate the Roll-up Interest Rate for the following Option Year.
Nationwide reserves the right to discontinue and substitute a comparable index if the index becomes unavailable (e.g. is no longer published) or if the calculation of the index is substantially changed (e.g. the index no longer provides a monthly average). If Nationwide exercises this right, Nationwide will provide written notice to Contract Owners.
Defined Rate and Renewal Defined Rate
The Defined Rate is an amount determined by Nationwide. Currently, the Defined Rate is 3.00%.
For the first Option Year, the Defined Rate is the Defined Rate that when added to its corresponding Variable Rate results in the greater Roll-up Interest Rate (the Defined Rate in effect on the Application Date corresponds with the Variable Rate
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in effect on the Application Date; and the Defined Rate in effect on the Option Issue Date corresponds with the Variable Rate in effect on the Option Issue Date).
For each Option Year after the first Option Year, the Renewal Defined Rate will be used instead of the Defined Rate to calculate the Roll-up Interest Rate. The Renewal Defined Rate is the greater of:
1.	the Defined Rate in effect on the Application Date; or
2.	the Defined Rate in effect on the Option Issue Date.
If the Defined Rate in effect on the Application Date and the Defined Rate in effect on the Option Issue Date are equal, then the Renewal Defined Rate will be the same as the Defined Rate.
Nationwide will not change the Defined Rate or the Renewal Defined Rate for contracts once issued.
Determination of the Income Benefit Base Prior to the First Lifetime Withdrawal
Upon election of the Nationwide Lifetime Income Capture option, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the Lifetime Withdrawal Amount. The Current Income Benefit Base from the date of election until the first Lifetime Withdrawal will reflect any additional purchase payments, Purchase Payment Credits, reset opportunities, and if elected, a Non-Lifetime Withdrawal, as described below.
Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the Nationwide Lifetime Income Capture option will equal the greatest of:
(1)	Contract Value on the Option Anniversary: the Contract Value on the current Option Anniversary, excluding any purchase payments submitted, or Purchase Payment Credits applied on that Option Anniversary;
(2)	Monthly Option Anniversary Contract Value: the highest Monthly Option Anniversary Contract Value during the previous Option Year, excluding any purchase payments submitted, or Purchase Payment Credits applied on that Monthly Option Anniversary; or
(3)	Roll-up Value: equal to the sum of the following calculations:
(a)	Current Income Benefit Base: the Current Income Benefit Base on the prior Option Anniversary (on the first Option Anniversary, the Original Income Benefit Base); plus
(b)	Roll-up: the Roll-up Interest Rate multiplied by the Original Income Benefit Base and any purchase payments submitted and Purchase Payment Credits applied on or before the prior Option Anniversary, up to and including the 15th Option Anniversary; plus
(c)	Subsequent Purchase Payments with Prorated Roll-up: any purchase payments submitted and Purchase Payment Credits applied after the prior Option Anniversary and before the 15th Option Anniversary, increased by the Roll-up Interest Rate prorated from the date the subsequent purchase payments and/or Purchase Payment Credits are applied; plus
(d)	Subsequent Purchase Payments with No Roll-up: any purchase payments submitted and Purchase Payment Credits applied after the 15th Option Anniversary.
If a Non-Lifetime Withdrawal is taken on or before the 15th Option Anniversary, the Current Income Benefit Base for the Nationwide Lifetime Income Capture option will equal:
For the Option Anniversary immediately following the Non-Lifetime Withdrawal, the greatest of:
(1)	Contract Value on the Option Anniversary: the Contract Value on the current Option Anniversary, excluding any purchase payments submitted, Purchase Payment Credits applied, or withdrawals on that Option Anniversary;
(2)	Monthly Option Anniversary Contract Value: the greater of:
(a)	the highest Monthly Option Anniversary Contract Value during the previous Option Year and on or before the Non-Lifetime Withdrawal, excluding any purchase payments submitted, Purchase Payment Credits applied, or withdrawals on that Monthly Option Anniversary, proportionally reduced as described in the Non-Lifetime Withdrawal section; or
(b)	the highest Monthly Option Anniversary Contract Value during the previous Option Year and after the Non-Lifetime Withdrawal, excluding any purchase payments submitted, Purchase Payment Credits applied, or withdrawals on that Monthly Option Anniversary; or
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(3)	Roll-up Value: equal to the sum of the following calculations:
(a)	Adjusted Current Income Benefit Base: the Current Income Benefit Base on the prior Option Anniversary, proportionally reduced as described in the Non-Lifetime Withdrawal section; plus
(b)	Roll-up: the Roll-up Interest Rate multiplied by the sum of the Adjusted Roll-up Income Benefit Base (the Original Income Benefit Base proportionally reduced for a Non-Lifetime Withdrawal) and any purchase payments submitted and Purchase Payment Credits applied on or before the prior Option Anniversary, proportionally reduced as described in the Non-Lifetime Withdrawal section; plus
(c)	Subsequent Purchase Payments with Prorated Roll-up: the sum of the following calculations:
(i)	After the prior Option Anniversary and on or before the Non-Lifetime Withdrawal: any purchase payments submitted and Purchase Payment Credits applied after the prior Option Anniversary and on or before the date of the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section, increased by the Roll-up Interest Rate prorated from the date the subsequent purchase payments and/or Purchase Payment Credits are applied; plus
(ii)	After the Non-Lifetime Withdrawal: any purchase payments submitted and Purchase Payment Credits applied after the date of the Non-Lifetime Withdrawal, increased by the Roll-up Interest Rate prorated from the date the subsequent purchase payments and/or Purchase Payment Credits are applied.
For each Option Anniversary after the Option Anniversary immediately following the Non-Lifetime Withdrawal, the greatest of:
(1)	Current Income Benefit Base: the Current Income Benefit Base on the prior Option Anniversary plus any purchase payments submitted and Purchase Payment Credits applied during the Option Year;
(2)	Contract Value on the Option Anniversary: the Contract Value on the current Option Anniversary, excluding any purchase payments submitted, Purchase Payment Credits applied, or withdrawals on that Option Anniversary;
(3)	Monthly Option Anniversary Contract Value: the highest Monthly Option Anniversary Contract Value during the previous Option Year, excluding any purchase payments submitted, Purchase Payment Credits applied, or withdrawals on that Monthly Option Anniversary; or
(4)	Roll-up Value: for each Option Anniversary up to and including the 15th Option Anniversary, it is equal to the sum of the following calculations:
(a)	Current Income Benefit Base: the Current Income Benefit Base on the prior Option Anniversary; plus
(b)	Roll-up: the Roll-up Interest Rate multiplied by the sum of the Adjusted Roll-up Income Benefit Base (the Original Income Benefit Base proportionally reduced for a Non-Lifetime Withdrawal) and any purchase payments submitted and Purchase Payment Credits applied on or before the date of the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section; plus the Roll-up Interest Rate multiplied by any Purchase Payment Credits submitted and Purchase Payment Credits applied after the date of the Non-Lifetime Withdrawal and prior to the previous Option Anniversary; plus
(c)	Subsequent Purchase Payments with Prorated Roll-up: any purchase payments submitted and Purchase Payment Credits applied after the prior Option Anniversary and before the 15th Option Anniversary, increased by the Roll-up Interest Rate prorated from the date the subsequent purchase payments and/or Purchase Payment Credits are applied.
See Appendix E: Nationwide Lifetime Income Capture Option Non-Lifetime Withdrawal Examples for example calculations.
If a Non-Lifetime Withdrawal is taken after the 15th Option Anniversary, the Current Income Benefit Base for the Nationwide Lifetime Income Capture option will equal:
For the Option Anniversary immediately following the Non-Lifetime Withdrawal, the greatest of:
(1)	Adjusted Current Income Benefit Base: the Current Income Benefit Base immediately before the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section, plus any purchase payments submitted and Purchase Payment Credits applied during the Option Year and after the Non-Lifetime Withdrawal;
(2)	Contract Value on the Option Anniversary: the Contract Value on the current Option Anniversary, excluding any purchase payments submitted, Purchase Payment Credits applied, or withdrawals on that Option Anniversary; or
(3)	Monthly Option Anniversary Contract Value: the greater of:
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(a)	the highest Monthly Option Anniversary Contract Value during the previous Option Year and on or before the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section; or
(b)	the highest Monthly Option Anniversary Contract Value during the previous Option Year and after the Non-Lifetime Withdrawal.
For each Option Anniversary after the Option Anniversary immediately following the Non-Lifetime Withdrawal, the greatest of:
(1)	Current Income Benefit Base: the Current Income Benefit Base on the prior Option Anniversary plus any purchase payments submitted and Purchase Payment Credits applied during the Option Year;
(2)	Contract Value on the Option Anniversary: the Contract Value on the current Option Anniversary, excluding any purchase payments submitted, Purchase Payment Credits applied, or withdrawals on that Option Anniversary; or
(3)	Monthly Option Anniversary Contract Value: the highest Monthly Option Anniversary Contract Value during the previous Option Year.
See Appendix E: Nationwide Lifetime Income Capture Option Non-Lifetime Withdrawal Examples for example calculations.
When a purchase payment and any Purchase Payment Credits are applied on a date other than an Option Anniversary, the indexed simple interest roll-up value is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Option Anniversary. However, if at any time prior to the first Lifetime Withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Option Anniversary minus adjustments made for excess withdrawals after that date, and the initial Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up value is only calculated for the first 15 Option Years or prior to the first Lifetime Withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
Non-Lifetime Withdrawal
After the first Option Anniversary, the Contract Owner may request a one-time withdrawal ("Non-Lifetime Withdrawal") without initiating the lifetime income benefit under the Nationwide Lifetime Income Capture option. The Non-Lifetime Withdrawal will not lock in the Lifetime Withdrawal Percentage and will not stop the indexed simple interest roll-up. However, the Non-Lifetime Withdrawal will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In addition, it will be subject to the CDSC provisions of the contract.
A Non-Lifetime Withdrawal will cause a reduction to four factors used to calculate the Lifetime Withdrawal Amount: (1) the Current Income Benefit Base; (2) the Original Income Benefit Base (resulting in the Adjusted Roll-up Income Benefit Base); (3) Subsequent purchase payments and Purchase Payment Credits applied before the Non-Lifetime Withdrawal; and (4) the Monthly Option Anniversary Contract Value during the Option Year prior to the Non-Lifetime Withdrawal. All four factors are reduced by a figure representing the proportional amount of the withdrawal, as follows:
Reduction to Current Income Benefit Base	=	Gross dollar amount of the Non-Lifetime Withdrawal	X	Current Income Benefit Base prior to the Non-Lifetime Withdrawal
Contract Value prior to the Non-Lifetime Withdrawal

Reduction to Original Income Benefit Base	=	Gross dollar amount of the Non-Lifetime Withdrawal	X	Original Income Benefit Base
Contract Value prior to the Non-Lifetime Withdrawal

Reduction to subsequent purchase payments and Purchase Payment Credits applied before the Non-Lifetime Withdrawal	=	Gross dollar amount of the Non-Lifetime Withdrawal	X	Subsequent purchase payments and Purchase Payment Credits applied before the Non-Lifetime Withdrawal
Contract Value prior to the Non-Lifetime Withdrawal
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Reduction to Monthly Option Anniversary Contract Value during the Option Year and prior to the Non-Lifetime Withdrawal	=	Gross dollar amount of the Non-Lifetime Withdrawal	X	highest Monthly Option Anniversary Contract Value during the Option Year and prior to the Non-Lifetime Withdrawal
Contract Value prior to the Non-Lifetime Withdrawal
All Non-Lifetime Withdrawal requests must be made on a Nationwide form which is available by contacting the Service Center. If the Contract Owner requests a withdrawal without using the Nationwide form, the withdrawal request will be treated as a Lifetime Withdrawal request and will not be treated as a request for a Non-Lifetime Withdrawal.
A Non-Lifetime Withdrawal cannot be taken after the Contract Owner initiates the Lifetime Withdrawals.
Lifetime Withdrawals
At any time after the Nationwide Lifetime Income Capture option is elected, the Contract Owner may begin taking the lifetime income benefit by taking a Lifetime Withdrawal from the contract. Unless the Contract Owner requests a one-time Non-Lifetime Withdrawal, the first withdrawal under the contract constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code or is taken to pay advisory or investment management fees. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the Roll-up and Roll-up Value terminate and the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity or due to an automatic reset (both discussed later in this provision), submits additional purchase payments, or based upon the Attained Age Income Benefit Base calculation (discussed later in this provision). As long as the Nationwide Lifetime Income Capture option is in effect, additional purchase payments submitted after the first Lifetime Withdrawal will increase the Current Income Benefit Base by the amount of the purchase payment.
Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal as indicated in the following table:
Contract Owner's Age (at time of first Lifetime Withdrawal)	45 through 59½	59½ through 64	65 through 74	75 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.00%	5.50%	6.00%
A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a Lifetime Withdrawal from the contract prior to age 81.
For contracts that elect the Joint Option for the Nationwide Lifetime Income Capture option, the Lifetime Withdrawal Percentages will be equal to or less than the Lifetime Withdrawal Percentages above (see Joint Option for the Nationwide Lifetime Income Capture Option).
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½. Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal, the Lifetime Withdrawal Percentage (which remains the same) is multiplied by the Current Income Benefit Base to determine the initial Lifetime Withdrawal Amount for that year.
On each Option Anniversary after the first Lifetime Withdrawal is taken, the Lifetime Withdrawal Percentage (which remains the same) is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Current Income Benefit Base will equal the greater of:
(1)	Current Income Benefit Base: the Current Income Benefit Base on the prior Option Anniversary, plus any purchase payments submitted and Purchase Payment Credits applied after the prior Option Anniversary, or
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Note: The Current Income Benefit Base may change due to excess withdrawals, automatic resets, or election of a non-automatic reset opportunity (all discussed later in this provision). If the Non-Lifetime Withdrawal is taken in the same Option Year as the first Lifetime Withdrawal, then for the first Option Anniversary after the first Lifetime Withdrawal, the Current Income Benefit Base on the prior Option Anniversary will be proportionally reduced as described in the Non-Lifetime Withdrawal section;
(2)	Attained Age Income Benefit Base: determined based on the following formula:

Contract Value on the then current Option Anniversary prior to processing any purchase payments, Purchase Payment Credits, or withdrawals on that day	X	Attained Age Lifetime Withdrawal Percentage
Lifetime Withdrawal Percentage
The Attained Age Lifetime Withdrawal Percentage (which does not remain the same) is determined based on the age of the Contract Owner on the Option Anniversary as indicated in the following table:
Contract Owner's Age (on the Option Anniversary)	45 through 59½	59½ through 64	65 through 74	75 through 80	81 and older
Attained Age Lifetime Withdrawal Percentage	3.00%	4.00%	5.00%	5.50%	6.00%
For contracts that elect the Joint Option for the Nationwide Lifetime Income Capture option, the Attained Age Lifetime Withdrawal Percentages will be equal to or less than the Attained Age Lifetime Withdrawal Percentages above (see Joint Option for the Nationwide Lifetime Income Capture Option).
Contract Owners may cancel the attained age feature of the Nationwide Lifetime Income Capture option by cancelling the automatic reset feature discussed later in this section.
The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next Option Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner's death or annuitization (assuming the Current Income Benefit Base is not depleted and the option remains in force).
The Contract Owner can elect to set up Systematic Withdrawals or can request each withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
Each year's Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year's Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Once the Contract Value falls to $0 (which could result from Contract Owner withdrawals, market performance, charges, or any combination thereof), the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option (the payment of Lifetime Withdrawals) the only income stream producing benefit remaining in the contract.
Impact of Withdrawals in Excess of the Lifetime Withdrawal Amount
The Contract Owner is permitted to withdraw Contract Value in excess of that year's Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the gross dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
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(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

Gross dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
The extent to which excess withdrawals negatively impact the overall benefit received under the Nationwide Lifetime Income Capture option depends on market conditions and other factors that are specific to each contract. Consult with an advisor to determine what is best based on the Contract Owner's individual financial situation and needs.
Note: If the Contract Value falls to $0 as a result of an excess withdrawal, the Current Income Benefit Base will be reduced to $0 and the contract will terminate.
RMD Privilege
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. This RMD privilege does not apply to beneficially owned contracts. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0 (which could result from Contract Owner withdrawals, market performance, charges, or any combination thereof), the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option (the payment of Lifetime Withdrawals) the only income stream producing benefit remaining in the contract.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. Prior to the first Lifetime Withdrawal, if on any Option Anniversary, the current Contract Value or the highest Monthly Option Anniversary Contract Value during the previous Option Year exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal the higher Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until the first Lifetime Withdrawal or until either the current charge or the list of permitted investment options associated with the Nationwide Lifetime Income Capture option changes. After the first Lifetime Withdrawal, on each Option Anniversary, the Current Income Benefit Base may be reset to the Attained Age Income Benefit Base, and this automatic reset will continue until either the current charge or the list of permitted investment options associated with the Nationwide Lifetime Income Capture option changes.
In the event the current charge or the list of permitted investment options of the Nationwide Lifetime Income Capture option changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each Option Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide:
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the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the Nationwide Lifetime Income Capture option; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner's election to reset the Current Income Benefit Base within 60 days after the Option Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same, the attained age feature (as described in the Lifetime Withdrawals section) will be cancelled, and the terms and conditions of the Nationwide Lifetime Income Capture option will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the Nationwide Lifetime Income Capture option by notifying Nationwide as to such election.
Settlement Options
When a Contract Owner's Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options. Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:
(1)	The Contract Owner can take Lifetime Withdrawals of the annual Lifetime Withdrawal Amount until the death of the Contract Owner;
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
The options above each result in a different amount ultimately received under the Nationwide Lifetime Income Capture option. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a qualified financial advisor to determine which option is best based on the Contract Owner's individual financial situation and needs.
The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election ("Notification Period"). Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner is receiving Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will continue sending Systematic Withdrawals of the full amount of the Lifetime Withdrawal Amount to the Contract Owner. If the Contract Owner had requested Systematic Withdrawals of only a portion of the Lifetime Withdrawal Amount prior to the notice, Systematic Withdrawals will continue, but Nationwide will increase the Lifetime Withdrawals to the full amount of the Lifetime Withdrawal Amount.
If the Contract Owner is not taking Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will initiate Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner and will begin mailing to the Contract Owner on an annual basis an amount equal to the Lifetime Withdrawal Amount. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, it will be irrevocable. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, the first payment of the Lifetime Withdrawal Amount will be sent on the next business day following the Notification Period ("Settlement Payment Date"). Nationwide will then send the Contract Owner the Lifetime Withdrawal Amount annually on the anniversary of the Settlement Payment Date (or the next business day if the anniversary of the Settlement Payment Date does not fall on a business day). Nationwide will mail a check to the Contract Owner's address on record. The Contract Owner may contact the Service Center at any time to change the frequency of the Systematic Withdrawals.
Note: In any event, if the Contract Owner does not make an election within the Notification Period, Nationwide will send the Contract Owner the full amount of the Lifetime Withdrawal Amount to which he/she is entitled to each year. There may be tax consequences if Nationwide increases or initiates the Lifetime Withdrawals on behalf of a Contract Owner. Consult a qualified tax advisor.
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Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the annual Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner's most recently calculated Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed below:
Contract Owner's Age*	Up to Age 70	71-75	76-80	81-85	86-90	91-95	96+
Annual Benefit Multiplier	5.5	4.5	3.5	2.5	2.0	1.5	1.0
*	As of the date the Age Based Lump Sum Option is elected.
For contracts that have elected the Joint Option for the Nationwide Lifetime Income Capture option, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier (which may result in a higher Annual Benefit Multiplier and a larger benefit under this option). If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.
Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the Joint Option for the Nationwide Lifetime Income Capture option is elected). Once Nationwide receives the Contract Owner's election to take the Underwritten Lump Sum Settlement Option, Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner and returned to the Service Center within 30 days. Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner. If Nationwide does not receive the completed form within the 30-day period, Nationwide will pay the Contract Owner the amount that would be payable under the Age Based Lump Sum Settlement Option.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the Nationwide Lifetime Income Capture option will terminate.
Death of Determining Life
For contracts with no Joint Option, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
For contracts with the Joint Option, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the Nationwide Lifetime Income Capture option which had been received by the deceased spouse, for the remainder of the survivor's lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Feature.
Tax Treatment
Although the tax treatment for Lifetime Withdrawals under withdrawal benefits such as the Nationwide Lifetime Income Capture option is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
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Automatic Termination of Nationwide Lifetime Income Capture Option
Withdrawals in excess of the Lifetime Withdrawal Amount that reduce the Current Income Benefit Base to $0 will automatically terminate the Nationwide Lifetime Income Capture option. If this option terminates, then Nationwide will no longer assess the fee associated with this option.
In addition, unless state law prohibits restrictions on assignments or Contract Owner changes, the Nationwide Lifetime Income Capture option will automatically terminate if the Contract Owner is changed or if the contract is assigned (including a collateral assignment), except as follows:
(1)	The new Contract Owner or assignee assumes full ownership of the contract and is essentially the same person (e.g., individual ownership is changed to ownership by a personal revocable trust, a change to the Contract Owner's spouse during the Contract Owner's lifetime, a change to a court appointed guardian representing the Contract Owner during the Contract Owner's lifetime, etc.);
(2)	Ownership of a contract issued as an IRA or Roth IRA is being changed from one custodian to another, from the determining life to a custodian, or from a custodian to the determining life;
(3)	The assignment is for the purpose of effectuating an exchange pursuant to Section 1035 under the Internal Revenue Code; or
(4)	The change is merely the removal of a Contract Owner where the contract is jointly owned.
Nationwide will provide notice to Contract Owners prior to processing a change in ownership or assignment that will automatically terminate the Nationwide Lifetime Income Capture option. Contract Owners contemplating changes to the ownership of their contract, including assignments, should contact their registered representative to determine how the changes impact the benefit associated with the Nationwide Lifetime Income Capture option.
Nationwide Lifetime Income Track Option
After the Contract Owner reaches age 59½ (or if the Joint Option is elected, both spouses reach age 59½) (the "Withdrawal Start Date"), the Nationwide Lifetime Income Track option provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking early or excess withdrawals and does not make certain assignments or Contract Owner changes. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be 85 or younger at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or Joint Annuitant has been elected, the determining life will be that of the younger Annuitant. The determining life may not be changed.
Availability
The Nationwide Lifetime Income Track option is available under the contract at the time of application. The Nationwide Lifetime Income Track option is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, if such contract becomes beneficially owned by the spouse of the Contract Owner, and the Joint Option for the Nationwide Lifetime Income Track option is elected, then the spouse may keep the Nationwide Lifetime Income Track option. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The Nationwide Lifetime Income Track option cannot be elected if the 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider, or Nationwide Lifetime Income Capture option is elected.
For contracts issued before January 13, 2014, or the date of state approval (whichever is later), the Nationwide Lifetime Income Track option will also be available for election for 90 days after the later of January 13, 2014, or the date of state approval. For contracts that elected the 7% Nationwide Lifetime Income Rider or the 5% Nationwide Lifetime Income Rider, election of the Nationwide Lifetime Income Track option is only available within the 90-day period if such election is prior to the first Lifetime Withdrawal. A prorated charge for the 7% Nationwide Lifetime Income Rider or the 5% Nationwide Lifetime Income Rider will be deducted upon its removal. Upon election of the Nationwide Lifetime Income Track option, you will lose any increase to the existing Current Income Benefit Base under the 7% Nationwide Lifetime Income Rider or the 5% Nationwide Lifetime Income Rider, and the Original Income Benefit Base for the Nationwide Lifetime Income Track option will be equal to the Contract Value of the contract on the date the Nationwide Lifetime Income Track option is elected. For contracts that previously elected the Joint Option for the 7% Nationwide Lifetime Income Rider or the Joint
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Option for the 5% Nationwide Lifetime Income Rider, the Joint Option for the Nationwide Lifetime Income Track option must be elected. The Joint Option for the Nationwide Lifetime Income Track option is not available for election for contracts that did not previously elect the Joint Option. Age requirements for parties to the contract for the Nationwide Lifetime Income Track option and Joint Option for the Nationwide Lifetime Income Track option must be satisfied at the time of election. Contract Owners should consult a financial advisor before making an election.
Nationwide Lifetime Income Track Charge
In exchange for this lifetime withdrawal benefit, Nationwide will assess an annual charge not to exceed 1.50% of the Current Income Benefit Base. Currently, the charge for the Nationwide Lifetime Income Track option is 0.80% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner's election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.50% of the Current Income Benefit Base.
The charge will be assessed on each Option Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the Nationwide Lifetime Income Track option charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Nationwide Lifetime Income Track Investment Requirements
Election of the Nationwide Lifetime Income Track option requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. For the list of investment options available under the Nationwide Lifetime Income Track option, see Income Benefit Investment Options. Allocation requests to investment options other than those listed in the Income Benefit Investment Options section will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits).
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.
Subsequent Purchase Payments
Subsequent purchase payments are permitted under the Nationwide Lifetime Income Track option as long as the Contract Value is greater than $0. There may be instances where a subsequent purchase payment creates a financial risk that Nationwide is unwilling to bear. If this occurs, Nationwide may exercise its right to refuse subsequent purchase payments which total in aggregate $50,000 or more in any calendar year. The $50,000 threshold will take into consideration all contracts issued by Nationwide to a particular Contract Owner or using the same determining life. If Nationwide exercises this right to refuse a purchase payment, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received. Generally, Nationwide may invoke this right in times of economic instability. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment.
Determination of the Income Benefit Base Prior to the First Lifetime Withdrawal
Upon election of the Nationwide Lifetime Income Track option, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the Lifetime Withdrawal Amount.
The Current Income Benefit Base for the Nationwide Lifetime Income Track option will equal the highest Contract Value on any Option Anniversary (unless the Contract Owner cancels this automatic reset feature as described in Reset Opportunities) adjusted by the following:
(1)	Additional purchase payments submitted after the Nationwide Lifetime Income Track option is elected. Additional
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purchase payments will result in an immediate increase to the Current Income Benefit Base equal to the dollar amount of the additional purchase payment(s).
(2)	Early withdrawals, which are withdrawals taken from the contract prior to the Withdrawal Start Date. Early withdrawals will result in a decrease to the Current Income Benefit Base. The amount of that decrease will be the greater of (a) or (b), where:

(a)	=	the dollar amount of the early withdrawal; and
(b)	=	a figure representing the proportional amount of the early withdrawal. This amount is determined by the following formula:

Gross dollar amount of the early withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value
In situations where the Contract Value exceeds the existing Current Income Benefit Base, early withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, early withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
(3)	If requested, a one-time Non-Lifetime Withdrawal. A Non-Lifetime Withdrawal will result in a decrease to the Current Income Benefit Base. The amount of that decrease will be a figure representing the proportional amount of the Non-Lifetime Withdrawal. This amount is determined by the following formula:

Gross dollar amount of the Non-Lifetime Withdrawal	X	Current Income Benefit Base prior to the Non-Lifetime Withdrawal
Contract Value
If at any time prior to the first Lifetime Withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Nationwide Lifetime Income Track option provides for Lifetime Withdrawals, up to a certain amount each year (the Lifetime Withdrawal Amount), even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking early or excess withdrawals and does not make certain assignments or Contract Owner changes.
Non-Lifetime Withdrawal
After the later of the first Option Anniversary or the Withdrawal Start Date, the Contract Owner may request a one-time withdrawal ("Non-Lifetime Withdrawal") without initiating the lifetime income benefit under the Nationwide Lifetime Income Track option. The Non-Lifetime Withdrawal will not lock in the Lifetime Withdrawal Percentage. However, the Non-Lifetime Withdrawal will reduce the Current Income Benefit Base by the proportional amount of the withdrawal. In addition, it will be subject to the CDSC provisions of the contract. The proportional amount of the withdrawal is determined by the following formula:
Gross dollar amount of the Non-Lifetime Withdrawal	X	Current Income Benefit Base prior to the Non-Lifetime Withdrawal
Contract Value
All Non-Lifetime Withdrawal requests must be made on a Nationwide form which is available by contacting the Service Center. If the Contract Owner requests a withdrawal without using the Nationwide form, the withdrawal request will be treated as a Lifetime Withdrawal request and will not be treated as a request for a Non-Lifetime Withdrawal.
A Non-Lifetime Withdrawal cannot be taken after the Contract Owner initiates the Lifetime Withdrawals.
Lifetime Withdrawals
At any time after the Withdrawal Start Date, the Contract Owner may begin taking the lifetime income benefit by taking a withdrawal from the contract. Unless the Contract Owner requests a one-time Non-Lifetime Withdrawal, the first withdrawal after the Withdrawal Start Date constitutes the first Lifetime Withdrawal, even if such withdrawal is
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taken to meet minimum distribution requirements under the Internal Revenue Code or is taken to pay advisory or investment management fees. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. As long as the Nationwide Lifetime Income Track option is in effect, additional purchase payments submitted after the first Lifetime Withdrawal will increase the Current Income Benefit Base by the amount of the purchase payment.
Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal as indicated in the following tables:
If the first Lifetime Withdrawal is taken prior to the fifth Option Anniversary:
Contract Owner's Age (at time of first Lifetime Withdrawal)	59½ through 64	65 through 74	75 through 80	81 and older
Lifetime Withdrawal Percentage	4.00%	4.50%	5.00%	5.50%
If the first Lifetime Withdrawal is taken on or after the fifth Option Anniversary:
Contract Owner's Age (at time of first Lifetime Withdrawal)	59½ through 64	65 through 74	75 through 80	81 and older
Lifetime Withdrawal Percentage	4.50%	5.00%	5.50%	6.00%
For contracts that elect the Joint Option for the Nationwide Lifetime Income Track option, the Lifetime Withdrawal Percentages will be equal to or less than the Lifetime Withdrawal Percentages above (see Joint Option for the Nationwide Lifetime Income Track Option).
A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a Lifetime Withdrawal from the contract prior the fifth Option Anniversary and prior to age 81. Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½. Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal and on each Option Anniversary thereafter, the Lifetime Withdrawal Percentage (which remains the same) is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next Option Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner's death or annuitization (assuming the Current Income Benefit Base is not depleted as a result of an excess withdrawal, and the option remains in force).
The Contract Owner can elect to set up Systematic Withdrawals or can request each withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
Each year's Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year's Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Once the Contract Value falls to $0 (which could result from Contract Owner withdrawals, market performance, charges, or any combination thereof), the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option (the payment of Lifetime Withdrawals) the only income stream producing benefit remaining in the contract.
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Impact of Withdrawals in Excess of the Lifetime Withdrawal Amount
After the Withdrawal Start Date, the Contract Owner is permitted to withdraw Contract Value in excess of the Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the gross dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

Gross dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
The extent to which excess withdrawals negatively impact the overall benefit received under the Nationwide Lifetime Income Track option depends on market conditions and other factors that are specific to each contract. Consult with an advisor to determine what is best based on the Contract Owner's individual financial situation and needs.
Note: If the Contract Value falls to $0 as a result of an excess withdrawal, the Current Income Benefit Base will be reduced to $0 and the contract will terminate.
RMD Privilege
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. This RMD privilege does not apply to beneficially owned contracts. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0 (which could result from Contract Owner withdrawals, market performance, charges, or any combination thereof), the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option (the payment of Lifetime Withdrawals) the only income stream producing benefit remaining in the contract.
Difference between Early Withdrawals and Excess Withdrawals
Early withdrawals and excess withdrawals vary in their impact on the Current Income Benefit Base.
Early withdrawals are taken before the Withdrawal Start Date and the entire amount of the early withdrawal is considered when calculating the reduction to the Current Income Benefit Base.
Excess withdrawals are taken after the Withdrawal Start Date, when the Contract Owner takes withdrawals in excess of the Lifetime Withdrawal Amount, and only the amount in excess of the Lifetime Withdrawal Amount is considered when calculating the reduction to the Current Income Benefit Base.
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This means that early withdrawals will have a greater overall negative impact on the Current Income Benefit Base than excess withdrawals, because early withdrawals will impact the Current Income Benefit Base in their entirety, where excess withdrawals will only impact the Current Income Benefit Base by the amount of the withdrawal that was in excess of the Lifetime Withdrawal Amount.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any Option Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until the first Lifetime Withdrawal. After the first Lifetime Withdrawal, the automatic reset will continue until either the current charge or the list of permitted investment options associated with the Nationwide Lifetime Income Track option changes.
In the event the current charge or the list of permitted investment options of the Nationwide Lifetime Income Track option changes after the first Lifetime Withdrawal, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each Option Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the Nationwide Lifetime Income Track option; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner's election to reset the Current Income Benefit Base within 60 days after the Option Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the Nationwide Lifetime Income Track option will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the Nationwide Lifetime Income Track option by notifying Nationwide as to such election.
Settlement Options
When a Contract Owner's Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options. Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:
(1)	The Contract Owner can take Lifetime Withdrawals of the annual Lifetime Withdrawal Amount until the death of the Contract Owner (or, if the Joint Option is elected, until the death of the spouse);
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
The options above each result in a different amount ultimately received under the Nationwide Lifetime Income Track option. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a qualified financial advisor to determine which option is best based on the Contract Owner's individual financial situation and needs.
The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election ("Notification Period"). Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner is receiving Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will continue sending Systematic Withdrawals of the full amount of the Lifetime Withdrawal Amount to the Contract Owner. If the Contract Owner had requested Systematic Withdrawals of only a portion of the Lifetime Withdrawal Amount prior to the notice, Systematic Withdrawals will continue, but Nationwide will increase the Lifetime Withdrawals to the full amount of the Lifetime Withdrawal Amount.
If the Contract Owner is not taking Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will initiate Systematic Withdrawals of the Lifetime
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Withdrawal Amount on behalf of the Contract Owner and will begin mailing to the Contract Owner on an annual basis an amount equal to the Lifetime Withdrawal Amount. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, it will be irrevocable. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, the first payment of the Lifetime Withdrawal Amount will be sent on the next business day following the Notification Period ("Settlement Payment Date"). Nationwide will then send the Contract Owner the Lifetime Withdrawal Amount annually on the anniversary of the Settlement Payment Date (or the next business day if the anniversary of the Settlement Payment Date does not fall on a business day). Nationwide will mail a check to the Contract Owner's address on record. The Contract Owner may contact the Service Center at any time to change the frequency of the Systematic Withdrawals.
Note: In any event, if the Contract Owner does not make an election within the Notification Period, Nationwide will send the Contract Owner the full amount of the Lifetime Withdrawal Amount to which he/she is entitled to each year. There may be tax consequences if Nationwide increases or initiates the Lifetime Withdrawals on behalf of a Contract Owner. Consult a qualified tax advisor.
Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the annual Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner's most recently calculated Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed below:
Contract Owner's Age*	Up to Age 70	71-75	76-80	81-85	86-90	91-95	96+
Annual Benefit Multiplier	5.5	4.5	3.5	2.5	2.0	1.5	1.0
*	As of the date the Age Based Lump Sum Option is elected.
For contracts that have elected the Joint Option for the Nationwide Lifetime Income Track option, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier (which may result in a higher Annual Benefit Multiplier and a larger benefit under this option). If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.
Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking withdrawals of the Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the Joint Option for the Nationwide Lifetime Income Track option is elected). Once Nationwide receives the Contract Owner's election to take the Underwritten Lump Sum Settlement Option, Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner and returned to the Service Center within 30 days. Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner. If Nationwide does not receive the completed form within the 30-day period, Nationwide will pay the Contract Owner the amount that would be payable under the Age Based Lump Sum Settlement Option.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the Nationwide Lifetime Income Track option will terminate.
Death of Determining Life
For contracts with no Joint Option, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
For contracts with the Joint Option, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the Nationwide Lifetime Income Track option which had been received by the deceased spouse, for the remainder of the survivor's lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Feature.
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Tax Treatment
Although the tax treatment for Lifetime Withdrawals under withdrawal benefits such as the Nationwide Lifetime Income Track option is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
Automatic Termination of Nationwide Lifetime Income Track Option
Early or excess withdrawals that reduce the Current Income Benefit Base to $0 will automatically terminate the Nationwide Lifetime Income Track option. If this option terminates, then Nationwide will no longer assess the fee associated with this option.
In addition, where permitted under state law, the Nationwide Lifetime Income Track option will automatically terminate if the Contract Owner is changed or if the contract is assigned (including a collateral assignment), except as follows:
(1)	The new Contract Owner or assignee assumes full ownership of the contract and is essentially the same person (e.g., individual ownership is changed to ownership by a personal revocable trust, a change to the Contract Owner's spouse during the Contract Owner's lifetime, a change to a court appointed guardian representing the Contract Owner during the Contract Owner's lifetime, etc.);
(2)	Ownership of a contract issued as an IRA or Roth IRA is being changed from one custodian to another, from the determining life to a custodian, or from a custodian to the determining life;
(3)	The assignment is for the purpose of effectuating an exchange pursuant to Section 1035 under the Internal Revenue Code; or
(4)	The change is merely the removal of a Contract Owner where the contract is jointly owned.
Nationwide will provide notice to Contract Owners prior to processing a change in ownership or assignment that will automatically terminate the Nationwide Lifetime Income Track option. Contract Owners contemplating changes to the ownership of their contract, including assignments, should contact their registered representative to determine how the changes impact the benefit associated with the Nationwide Lifetime Income Track option.
Joint Option for the 7% Nationwide Lifetime Income Rider (formerly the 7% Spousal Continuation Benefit)
At the time the 7% Nationwide Lifetime Income ("7% Nationwide L.inc") Rider is elected (at time of application), the Contract Owner may elect the Joint Option for the 7% Nationwide Lifetime Income Rider ("Joint Option") (not available for contracts issued as Charitable Remainder Trusts). The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 7% Nationwide L.inc Rider, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the 7% Nationwide L.inc Rider will be that of the younger spouse.
The charge for the Joint Option will not exceed 0.40% of the Current Income Benefit Base. For contracts issued on or after January 14, 2013, or the date of state approval (whichever is later), the charge for the Joint Option is 0.30% of the Current Income Benefit Base. For contracts issued before January 14, 2013, or the date of state approval (whichever is later), there is no charge for the Joint Option. If the Contract Owner elects the Joint Option, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the 7% Nationwide L.inc Rider as follows:
For contracts issued on or after January 14, 2013, or the date of state approval (whichever is later):
Contract Owner's Age (at time of first withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	3.75%	4.75%	5.75%
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For contracts issued before January 14, 2013, or the date of state approval (whichever is later):
Contract Owner's Age (at time of first withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	3.50%	4.50%	5.50%
The Lifetime Withdrawal Percentage will be based on the age of the younger spouse as of the date of the first withdrawal from the contract.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be between 45 and 85 years old at the time of application;
(2)	Both spouses must be at least age 45 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
Note: The Joint Option is distinct from the Spousal Protection Feature associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the 7% Nationwide L.inc Rider. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefit.
Marriage Termination
If, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner's spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized;
(3)	after the first withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or
(4)	the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary is changed.
Additionally, in the situations described in (1), (3), and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.
Joint Option for the 5% Nationwide Lifetime Income Rider (formerly the 5% Spousal Continuation Benefit)
At the time the 5% Nationwide Lifetime Income ("5% Nationwide L.inc") Rider is elected, the Contract Owner may elect the Joint Option for the 5% Nationwide Lifetime Income Rider ("Joint Option") (not available for contracts issued as Charitable Remainder Trusts). The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime,
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the benefit associated with the 5% Nationwide L.inc Rider, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the 5% Nationwide L.inc Rider will be that of the younger spouse. The Joint Option is only available for election if and when the 5% Nationwide Lifetime Income Rider is elected.
The charge for the Joint Option will not exceed 0.15% of the Current Income Benefit Base. Currently, there is no charge for the Joint Option. If the Contract Owner elects the Joint Option, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the 5% Nationwide L.inc Rider as follows
Contract Owner's Age (at time of first withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	3.00%	4.00%	5.00%
The Lifetime Withdrawal Percentage will be based on the age of the younger spouse as of the date of the first Lifetime Withdrawal from the contract.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be between 45 and 85 years old at the time of application;
(2)	Both spouses must be at least age 45 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
Note: The Joint Option is distinct from the Spousal Protection Feature associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the 5% Nationwide L.inc Rider. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefit.
Marriage Termination
If, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner's spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized; or
(3)	after the first withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or
(4)	the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary is changed.
Additionally, in the situations described in (1), (3), and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.
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Joint Option for the Nationwide Lifetime Income Capture Option
At the time the Nationwide Lifetime Income Capture option is elected, the Contract Owner may elect the Joint Option for the Nationwide Lifetime Income Capture option ("Joint Option"). The Joint Option is not available for contracts issued as Charitable Remainder Trusts. The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the Nationwide Lifetime Income Capture option, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section.
For contracts issued before January 13, 2014, or the date of state approval (whichever is later), the Joint Option for the Nationwide Lifetime Income Capture option will also be available for election for 90 days after the later of January 13, 2014, or the date of state approval, for contracts that previously elected the Joint Option for the 7% Nationwide Lifetime Income Rider or the Joint Option for the 5% Nationwide Lifetime Income Rider. For contracts that previously elected the Joint Option for the 7% Nationwide Lifetime Income Rider or the Joint Option for the 5% Nationwide Lifetime Income Rider, the Joint Option for the Nationwide Lifetime Income Capture option must be elected at the time of election of the Nationwide Lifetime Income Capture option. The Joint Option for the Nationwide Lifetime Income Capture option is not available for election for contracts that did not previously elect the Joint Option for the 7% Nationwide Lifetime Income Rider or the Joint Option for the 5% Nationwide Lifetime Income Rider. If applicable, a prorated charge for the Joint Option for the 7% Nationwide Lifetime Income Rider or the Joint Option for the 5% Nationwide Lifetime Income Rider will be deducted upon its removal. Age requirements for parties to the contract for the Nationwide Lifetime Income Capture option and Joint Option for the Nationwide Lifetime Income Capture option must be satisfied at the time of election.
The charge for the Joint Option will not exceed 0.40% of the Current Income Benefit Base. Currently, the charge for the Joint Option is 0.30% of the Current Income Benefit Base.
If the Contract Owner elects the Joint Option, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the Nationwide Lifetime Income Capture option as follows:
Contract Owner's Age (at time of first Lifetime Withdrawal)	45 through 59½	59½ through 64	65 through 74	75 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	3.75%	4.75%	5.25%	5.75%
If the Contract Owner elects the Joint Option, the Lifetime Withdrawal Percentage will be based on the age of the younger spouse as of the date of the first Lifetime Withdrawal from the contract.
If the Contract Owner elects the Joint Option, Nationwide will also reduce the Attained Age Lifetime Withdrawal Percentages associated with the Nationwide Lifetime Income Capture option as follows:
Contract Owner's Age (on the Option Anniversary)	45 through 59½	59½ through 64	65 through 74	75 through 80	81 and older
Attained Age Lifetime Withdrawal Percentage	3.00%	3.75%	4.75%	5.25%	5.75%
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be between 45 and 85 years old at the time of application;
(2)	Both spouses must be at least age 45 before either spouse is eligible to begin Lifetime Withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
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Note: The Joint Option is distinct from the Spousal Protection Feature associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the Nationwide Lifetime Income Capture option. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefits.
Marriage Termination
If, prior to taking the first Lifetime Withdrawal, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. In addition, the reduction to the Lifetime Withdrawal Percentages will no longer apply and the Lifetime Withdrawal Percentages will be those that would have applied if the Joint Option had never been elected. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking the first Lifetime Withdrawal, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner's spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized;
(3)	after the first Lifetime Withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or
(4)	the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary is changed.
Additionally, in the situations described in (1), (3), and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.
Joint Option for the Nationwide Lifetime Income Track Option
At the time the Nationwide Lifetime Income Track option is elected (at time of application), the Contract Owner may elect the Joint Option for the Nationwide Lifetime Income Track option ("Joint Option"). The Joint Option is not available for contracts issued as Charitable Remainder Trusts. The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the Nationwide Lifetime Income Track option, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section.
For contracts issued before January 13, 2014, or the date of state approval (whichever is later), the Joint Option for the Nationwide Lifetime Income Track option will also be available for election for 90 days after the later of January 13, 2014, or the date of state approval, for contracts that previously elected the Joint Option for the 7% Nationwide Lifetime Income Rider or the Joint Option for the 5% Nationwide Lifetime Income Rider. For contracts that previously elected the Joint Option for the 7% Nationwide Lifetime Income Rider or the Joint Option for the 5% Nationwide Lifetime Income Rider, the Joint Option for the Nationwide Lifetime Income Track option must be elected at the time of election of the Nationwide Lifetime Income Track option. The Joint Option for the Nationwide Lifetime Income Track option is not available for election for contracts that did not previously elect the Joint Option for the 7% Nationwide Lifetime Income Rider or the Joint Option for the 5% Nationwide Lifetime Income Rider. If applicable, a prorated charge for the Joint Option for the Joint Option for the 7% Nationwide Lifetime Income Rider or the Joint Option for the 5% Nationwide Lifetime Income Rider will be deducted upon its removal. Age requirements for parties to the contract for the Nationwide Lifetime Income Track option and Joint Option for the Nationwide Lifetime Income Track option must be satisfied at the time of election.
The charge for the Joint Option will not exceed 0.40% of the Current Income Benefit Base. Currently, the charge for the Joint Option is 0.15% of the Current Income Benefit Base.
If the Contract Owner elects the Joint Option, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the Nationwide Lifetime Income Track option as follows:
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If the first Lifetime Withdrawal is taken prior to the fifth Option Anniversary:
Contract Owner's Age (at time of first Lifetime Withdrawal)	59½ through 64	65 through 74	75 through 80	81 and older
Lifetime Withdrawal Percentage	3.75%	4.25%	4.75%	5.25%
If the first Lifetime Withdrawal is taken on or after the fifth Option Anniversary:
Contract Owner's Age (at time of first Lifetime Withdrawal)	59½ through 64	65 through 74	75 through 80	81 and older
Lifetime Withdrawal Percentage	4.25%	4.75%	5.25%	5.75%
If the Contract Owner elects the Joint Option, the Lifetime Withdrawal Percentage will be based on the age of the younger spouse as of the date of the first Lifetime Withdrawal from the contract.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be age 85 or younger at the time of application;
(2)	Both spouses must be at least age 59½ before either spouse is eligible to begin Lifetime Withdrawals;
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
Note: The Joint Option is distinct from the Spousal Protection Feature associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the Nationwide Lifetime Income Track option. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefits.
Marriage Termination
If, prior to taking the first Lifetime Withdrawal, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. In addition, the reduction to the Lifetime Withdrawal Percentages will no longer apply and the Lifetime Withdrawal Percentages will be those that would have applied if the Joint Option had never been elected. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking the first Lifetime Withdrawal, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner's spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized;
(3)	after the first Lifetime Withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or
(4)	the Contract Owner, Annuitant, Co-Annuitant, and /or beneficiary is changed.
Additionally, in the situations described in (1), (3) and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.
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Income Benefit Investment Options
Only certain investment options are available to Contract Owners that elect the 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option. The investment options available under each optional living benefit are chosen by Nationwide based on each investment option's risk characteristics. The permitted investment options are more conservative than those that are not permitted. By electing an optional living benefit and accepting the limited menu of investment options, Contract Owners may be foregoing investment gains that could otherwise be realized by investing in riskier investment options that are not available under the optional living benefit. Only the investment options shown are available for election.
Note: Some of the investment options listed are funds of funds and/or funds that are designed to help reduce a Contract Owner's exposure to equity investments when equity markets are more volatile. Additionally, some of the indicated investment options may not be available to a particular Contract Owner due to the date the contract was issued. Refer to Appendix A: Underlying Mutual Funds for more information regarding investment option designations and availability.
7% Nationwide Lifetime Income Rider or 5% Nationwide Lifetime Income Rider
•	Custom Portfolio Asset Rebalancing Service - Balanced
•	Custom Portfolio Asset Rebalancing Service - Conservative
•	Custom Portfolio Asset Rebalancing Service - Moderately Conservative
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II
•	Static Asset Allocation Models - American Funds Option (33% American Funds NVIT Asset Allocation Fund, 33% American Funds NVIT Bond Fund and 34% American Funds NVIT Growth-Income Fund)
Nationwide Lifetime Income Capture Option
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II
•	Static Asset Allocation Models - American Funds Option (33% American Funds NVIT Asset Allocation Fund, 33% American Funds NVIT Bond Fund and 34% American Funds NVIT Growth-Income Fund)
Nationwide Lifetime Income Track Option
•	Custom Portfolio Asset Rebalancing Service - Balanced
•	Custom Portfolio Asset Rebalancing Service - Capital Appreciation
•	Custom Portfolio Asset Rebalancing Service - Moderate
•	Custom Portfolio Asset Rebalancing Service - Moderately Conservative
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2
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•	Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II
•	Static Asset Allocation Models - American Funds Option (33% American Funds NVIT Asset Allocation Fund, 33% American Funds NVIT Bond Fund and 34% American Funds NVIT Growth-Income Fund)
Removal of Variable Account Charges
For certain optional benefits, a charge is assessed only for a specified period of time. To remove the charge, Nationwide systematically re-rates the contract. This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.
Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.
The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation. For example, on a contract where the only optional benefit elected is the Beneficiary Protector II Option, the Variable Account value will be calculated using unit values with Variable Account charges of 1.65%. After the benefit is paid, the charge associated with the Beneficiary Protector II Option will be removed. From that point on, the Variable Account value will be calculated using the unit values with Variable Account charges at 1.30%. Thus, the Beneficiary Protector II Option charge is no longer included in the daily Sub-Account valuation for the contract.
The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the Contract Value. Generally, for any given Sub-Account, the higher the Variable Account charges, the lower the unit value, and vice versa. For example, Sub-Account X with charges of 1.65% will have a lower unit value than Sub-Account X with charges of 1.30% (higher expenses result in lower unit values). When, upon re-rating, the unit values used in calculating Variable Account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the Contract Value. In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the Contract Value after the re-rating is the same as the Contract Value before the re-rating.
Ownership and Interests in the Contract
Contract Owner
Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.
On the Annuitization Date, the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust. If the Contract Owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the Contract Owner after annuitization.
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Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date. Any change of Contract Owner automatically revokes any prior Contract Owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.
Changes in ownership and contract assignments could have a negative impact on certain benefits under the contract, including the death benefit and the 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, and Nationwide Lifetime Income Track option.
Joint Owner
Joint owners each own an undivided interest in the contract.
Non-Qualified Contract Owners can name a joint owner at any time before annuitization. However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners. Joint ownership is not permitted on contracts owned by a non-natural Contract Owner.
Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.
If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.
Contingent Owner
The contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.
If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.
The Contract Owner may name a contingent owner at any time before the Annuitization Date.
Annuitant
The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant.
The Contract Owner may not name a new Annuitant without Nationwide's consent.
Contingent Annuitant
If the Annuitant dies before the Annuitization Date, the contingent annuitant becomes the Annuitant. The contingent annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a contingent annuitant of greater age.
If a contingent annuitant is named, all provisions of the contract that are based on the Annuitant's death prior to the Annuitization Date will be based on the death of the last survivor of the Annuitant and contingent annuitant.
Only Non-Qualified Contract Owners may name a contingent annuitant.
Co-Annuitant
A Co-Annuitant, if named, must be the Annuitant's spouse. The Co-Annuitant must be named at the time of application and will receive the benefit of the Spousal Protection Feature, provided all of the requirements set forth in the Spousal Protection Feature section are met.
If either Co-Annuitant dies before the Annuitization Date, the surviving Co-Annuitant may continue the contract and will receive the benefit of the Spousal Protection Feature.
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Joint Annuitant
The joint annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends. The joint annuitant is named at the time of annuitization.
Beneficiary and Contingent Beneficiary
The beneficiary is the person who is entitled to the death benefit if the Annuitant (and contingent annuitant, if applicable) dies before the Annuitization Date and there is no joint owner. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:
•	Contract Owner (Non-Qualified Contracts only);
•	Joint Owner (must be the Contract Owner's spouse);
•	Contingent Owner;
•	Annuitant (subject to Nationwide's underwriting and approval);
•	contingent annuitant (subject to Nationwide's underwriting and approval);
•	joint annuitant (subject to Nationwide's underwriting and approval);
•	Co-Annuitant (must be the Annuitant's spouse);
•	beneficiary; or
•	contingent beneficiary.
The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Contract Owner), whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.
Any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner. Nationwide may require a signature guarantee.
If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a contingent annuitant.
Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
Certain options and features under the contract have specific requirements as to who can be named as the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary in order to receive the benefit of the option or feature. Changes to the parties to the contract may result in the termination or loss of benefit of these options or features. Further, changes to the parties to the contract may result in the Contract Owner not receiving the benefit associated with an option while still continuing to pay any applicable charge for the option. Contract Owners contemplating changes to the parties to the contract should contact their registered representative to determine how the changes impact the options and features under the contract.
Operation of the Contract
Purchase Payment Credits
Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels.
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When determining PPCs Nationwide will include the purchase payments in this contract, as well as the purchase payments of any other Nationwide annuity contract issued to an immediate family member within the 12 months before the purchase of this contract. Immediate family members include spouses, children, or other family members living within the Contract Owner's household. In order to be considered for PPCs, the Contract Owner must notify Nationwide in writing of all Nationwide annuity contracts owned by the Contract Owner or immediate family members.
Each time a Contract Owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit.
The formula used to determine the amount of the PPC is as follows:
(Cumulative Purchase Payments x PPC%) - PPCs Paid to Date = PPCs Payable
Cumulative Purchase Payments = the total of all purchase payments applied to the contract(s) eligible to receive a PPC, including the current deposit, minus any withdrawals.
PPC% = either 0.0%, 0.5%, or 1.0%, depending on the level of Cumulative Purchase Payments as follows:
If Cumulative Purchase Payments are	Then the PPC% is
$0 - $499,999	0.0%	(no PPC is payable)
$500,000 - $999,999	0.5%
$1,000,000 or more	1.0%
PPCs Paid to Date = the total PPCs that Nationwide has already applied to this contract.
PPCs Payable = the PPCs that Nationwide will apply to the contract as a result of the current deposit.
For example, on March 1, Ms. Z makes an initial deposit of $200,000 to her contract. Her contract is the only one eligible to receive PPCs. For this deposit, she does not receive a PPC since her Cumulative Purchase Payments are less than $500,000.
On April 1, Ms. Z applies additional purchase payments of $350,000. Cumulative Purchase Payments now equal $550,000. Nationwide will apply PPCs to Ms. Z's contract equal to $2,750, which is (0.5% x $550,000) - $0.
On May 1, Ms. Z takes a withdrawal of $150,000. Cumulative Purchase Payments now equal $400,000.
On June 1, Ms. Z applies additional purchase payments of $500,000. Cumulative Purchase Payments now equal $900,000. Nationwide will apply PPCs to Ms. Z's contract equal to $1,750, which is ($900,000 x 0.5%) - $2,750. At this point in time, a total of $4,500 in PPCs have been applied to Ms. Z's contract.
On July 1, Ms. Z applies additional purchase payments of $300,000. Cumulative Purchase Payments now equal $1,200,000. Nationwide will apply PPCs to Ms. Z's contract equal to $7,500, which is ($1,200,000 x 1.0%) - $4,500. At this point in time, a total of $12,000 in PPCs have been applied to Ms. Z's contract. For purposes of all benefits and taxes under these contracts, PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.
Recapture of Purchase Payment Credits
If the Contract Owner cancels the contract pursuant to the contractual free look provision, Nationwide will recapture all PPCs applied to the contract. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free look, Nationwide will recapture all PPCs, but under no circumstances will the amount returned to the Contract Owner be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide. All PPCs are fully vested after the end of the contractual free look period and are not subject to recapture.
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
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•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
Allocation of Purchase Payments
Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, then converted into Accumulation Units.
Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
Determining the Contract Value
The Contract Value is the sum of the value of amounts (including any PPCs) allocated to the Sub-Accounts plus any amount held in the Fixed Account. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account and the Fixed Account based on current cash values.
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Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner. The factor is equal to an annualized rate ranging from 1.30% to 2.80% of the Daily Net Assets, depending on which optional benefits the Contract Owner elects.
Note: The range shown above reflects only those Variable Account charges that are assessed daily as part of the daily Accumulation Unit calculation. It does not reflect the cost of other optional benefits that assess charges via the redemption of Accumulation Units.
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
Determining Fixed Account Value
Nationwide determines the value of the Fixed Account by:
(1)	adding all amounts allocated to the Fixed Account (including any Purchase Payment Credits applied to the contract), minus amounts previously transferred or withdrawn from the Fixed Account;
(2)	adding any interest earned on the amounts allocated to the Fixed Account; and
(3)	subtracting charges deducted in accordance with the contract.
Transfer Requests
Contract Owners may submit transfer requests in writing, over the telephone, or via the Internet to the Service Center. Some benefits or features under the contract may limit the manner in which transfer requests can be submitted, as indicated in the respective provision. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.
Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received at the Service Center. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the Internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next Valuation Date after the exchange request is received at the Service Center (see Managers of Multiple Contracts).
Transfer Restrictions
Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A Contract Owner who intends to use an active trading strategy should consult his/her registered
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representative and request information on other Nationwide variable annuity contracts that offer investment in underlying mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.
Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful. If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.
Redemption Fees
Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 investment options in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two investment options will also count as one transfer event.
As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
Each January 1, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the Other Restrictions provision.
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Managers of Multiple Contracts
Some investment advisors/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract advisors will generally be required by Nationwide to submit all transfer requests via U.S. mail.
Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisors, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract advisors to continue to submit transfer requests via the Internet or telephone. However, transfer requests submitted by multi-contract advisors via the Internet or telephone will not receive the next available Accumulation Unit value. Rather, they will receive the Accumulation Unit value that is calculated on the following Valuation Date. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract advisors will receive advance notice of being subject to the one-day delay program.
Other Restrictions
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Transfers Prior to Annuitization
Transfers from the Fixed Account
A Contract Owner may request to transfer allocations from the Fixed Account to the Sub-Accounts only upon reaching the end of a Fixed Account interest rate guarantee period. Fixed Account transfers must be made within 45 days after the end of the interest rate guarantee period.
Normally, Nationwide will permit 100% of the maturing Fixed Account allocations to be transferred. However, Nationwide may limit the amount that can be transferred from the Fixed Account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the Fixed Account interest rate guarantee period. The maximum
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transferable amount will never be less than 10% of the Fixed Account allocation reaching the end of a Fixed Account interest rate guarantee period.
Contract Owners who use Dollar Cost Averaging may transfer from the Fixed Account under the terms of that program.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Transfers from the Sub-Accounts
A Contract Owner may request to transfer allocations from the Sub-Accounts to the Fixed Account at any time.
Nationwide reserves the right to limit or refuse transfers to the Fixed Account. Generally, Nationwide will invoke this right when interest rates are low by historical standards.
Transfers Among the Sub-Accounts
A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.
Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer. For ease of administration, Nationwide will honor any free look cancellation that is received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Purchase Payment Credits applied to the contract, but under no circumstances will the amount returned be less than the purchase payments made to the contract.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Purchase Payment Credits applied to the contract. The Contract Owner will retain any earnings attributable to the Purchase Payment Credits, but all losses attributable to the Purchase Payment Credits will be incurred by Nationwide.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information). Withdrawal requests may be submitted in writing or by telephone to the Service Center and Nationwide may require additional information. Requests submitted by telephone will be subject to dollar
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amount limitations and may be subject to payment and other restrictions to prevent fraud. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms for withdrawals. Nationwide reserves the right to remove the ability to submit requests by telephone upon written notice. Contact the Service Center for current limitations and restrictions. When taking a full surrender, Nationwide may require that the contract accompany the request. Nationwide may require a signature guarantee.
Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts and an amount from the Fixed Account. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
Partial withdrawals are subject to the CDSC provisions of the contract. If a CDSC is assessed, the Contract Owner may elect to have the CDSC deducted from either:
(a)	the amount requested; or
(b)	the Contract Value remaining after the Contract Owner has received the amount requested.
If the Contract Owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the Contract Owner.
The CDSC deducted is a percentage of the amount requested by the Contract Owner. Amounts deducted for CDSC are not subject to subsequent CDSC.
Partial Withdrawals to Pay Investment Advisory Fees
Some Contract Owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some Contract Owners authorize their investment advisor to take a partial withdrawal(s) from the contract in order to collect investment advisory fees. Withdrawals taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties. In addition, withdrawals taken from the contract to pay advisory or investment management fees may negatively impact the benefit associated with the 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, and Nationwide Lifetime Income Track option.
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	Variable Account charges
•	underlying mutual fund charges
•	the investment performance of the underlying mutual funds
•	amounts allocated to the Fixed Account and any interest credited
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•	charges associated with the 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option and Joint Option (if elected)
•	Purchase Payment Credits, if applicable
•	a $30 Contract Maintenance Charge (this charge will be waived upon full surrender if the Contract Value is equal to or greater than $50,000 at the time of the full surrender or on any Contract Anniversary prior to the full surrender)
Except for a surrender made in accordance with the Enhanced Surrender Value for Terminal Illness provision, the CDSC-free withdrawal privilege does not apply to full surrenders of the contract. For purposes of the CDSC-free withdrawal privilege, a full surrender is:
•	multiple withdrawals taken within a Contract Year that deplete the entire Contract Value; or
•	any single net withdrawal of 90% or more of the Contract Value.
Enhanced Surrender Value for Terminal Illness
For contracts issued on or after September 8, 2014 or the date of state approval (whichever is later), Nationwide will pay the Contract Value plus any additional amount necessary to equal the standard death benefit or, if elected, an optional death benefit, if the Contract Owner/Annuitant (or Co-Annuitant, if applicable) is terminally ill and the Contract Owner fully surrenders the Contract after the first Contract Anniversary. There is no additional charge for this benefit and no CDSC will be deducted from the surrender proceeds.
Under this provision, no enhanced surrender value will be paid unless:
•	The same person is named as Owner and as Annuitant since Contract issuance, and
•	The Contract Owner or Co-Annuitant has been diagnosed by a physician to have a terminal illness and Nationwide receives and records an application, on a form satisfactory to Nationwide, containing a certification from that physician indicating such diagnosis.
Once the Contract Owner submits an approved application, the decision to surrender the contract and receive the enhanced surrender value is irrevocable.
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
Assignment
Contracts other than Non-Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.
A Non-Qualified Contract Owner may assign some or all rights under the contract subject to Nationwide's consent. Additionally, Nationwide reserves the right to refuse to recognize assignments on a non-discriminatory basis. Nationwide is not responsible for the validity or tax consequences of any assignment and Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.
Where permitted under state law, an assignment or collateral assignment may negatively impact certain benefits under this contract, including the death benefit and the 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, and Nationwide Lifetime Income Track option.
Contract Owner Services
Asset Rebalancing
Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the Fixed Account. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program.
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Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event.
Contract Owners should consult a financial advisor to discuss the use of Asset Rebalancing.
Nationwide reserves the right to stop establishing new Asset Rebalancing programs.
Dollar Cost Averaging
Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time. Dollar Cost Averaging involves the automatic transfer of a specific amount from the Fixed Account and/or certain Sub-Accounts into other Sub-Accounts. With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Contract Owners direct Nationwide to automatically transfer specified amounts from the Fixed Account and the following Sub-Account(s) (if available):
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
•	PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
to any other Sub-Account(s). Dollar Cost Averaging transfers may not be directed to the Fixed Account. Transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value at the time the program is requested. Contract Owners that wish to utilize Dollar Cost Averaging should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Fixed Account or Sub-Account will remain allocated to the Fixed Account or Sub-Account, unless Nationwide is instructed otherwise. Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Enhanced Fixed Account Dollar Cost Averaging
Nationwide may, periodically, offer Dollar Cost Averaging programs with an enhanced interest rate referred to as "Enhanced Fixed Account Dollar Cost Averaging." Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from an enhanced rate Fixed Account into any Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging. Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the Fixed Account. Amounts allocated to the enhanced rate Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program earn a higher rate of interest than assets allocated to the standard Fixed Account. Each enhanced rate is guaranteed for as long as the corresponding program is in effect.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the enhanced rate Fixed Account
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according to future investment allocation instructions, unless directed otherwise. Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Dollar Cost Averaging for Living Benefits
Nationwide may periodically offer Dollar Cost Averaging programs with the 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option referred to as "Dollar Cost Averaging for Living Benefits." Dollar Cost Averaging for Living Benefits involves the automatic transfer of a specific amount from the Fixed Account into another Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Account over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Only new purchase payments to the contract are eligible for Dollar Cost Averaging for Living Benefits. Only those investment options available with the elected option are available for use in Dollar Cost Averaging for Living Benefits. If a Contract Owner elected Custom Portfolio, Dollar Cost Averaging for Living Benefits transfers into the elected model will be allocated to the Sub-Accounts in the same percentages as the model allocations to those Sub-Accounts. Refer to the Income Benefit Investment Options provision for the investment options available for the 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option.
Once a Dollar Cost Averaging for Living Benefits program has begun, no transfers among or between Sub-Accounts are permitted until the Dollar Cost Averaging for Living Benefits program is completed or terminated. The interest rate credited on amounts applied to the Fixed Account as part of Dollar Cost Averaging for Living Benefits programs may vary depending on the Nationwide Lifetime Income Rider elected.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of a Dollar Cost Averaging for Living Benefits program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the Fixed Account according to future investment allocation instructions, unless directed otherwise. Dollar Cost Averaging for Living Benefits transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging for Living Benefits programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Fixed Account Interest Out Dollar Cost Averaging
Nationwide may, periodically, offer a Dollar Cost Averaging program that permits the transfer of interest earned on Fixed Account allocations referred to as "Fixed Account Interest Out Dollar Cost Averaging." Fixed Account Interest Out Dollar Cost Averaging involves the automatic transfer of the interest earned on Fixed Account allocations into any other Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Fixed Account Interest Out Dollar Cost Averaging transfers may not be directed to the Fixed Account.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will continue to process transfers until the Contract Owner instructs Nationwide in writing to stop the transfers. Fixed Account Interest Out Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Fixed Account Interest Out Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
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Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in writing to the Service Center.
The withdrawals will be taken from the Sub-Accounts and the Fixed Account proportionally unless Nationwide is instructed otherwise.
Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½ unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
A CDSC may apply to amounts taken through Systematic Withdrawals. If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of the amount available under the CDSC-free withdrawal privilege (see Contingent Deferred Sales Charge), and a given percentage of the Contract Value that is based on the Contract Owner's age, as shown in the following table:
Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
59½ through age 61	7%
62 through age 64	8%
65 through age 74	10%
75 and over	13%
The Contract Owner's age is determined as of the date the request for Systematic Withdrawals is recorded by the Service Center. For joint owners, the older joint owner's age will be used.
The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year. In any given Contract Year, any amount withdrawn in excess of the amount permitted under this program will be subject to the CDSC provisions (see Contingent Deferred Sales Charge).
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
Custom Portfolio Asset Rebalancing Service
For contracts that have elected the 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider, or Nationwide Lifetime Income Track option, Nationwide makes available the Custom Portfolio Asset Rebalancing Service ("Custom Portfolio") at no extra charge. Custom Portfolio is an asset allocation program that Contract Owners can use to build their own customized portfolio of investments, subject to certain limitations. Asset allocation is the process of investing in different asset classes (such as equity funds, fixed income funds, and money market funds) and may reduce the risk and volatility of investing. There are no guarantees that Custom Portfolio will result in a profit or protect against loss in a declining market.
Each model is comprised of different percentages of standardized asset categories designed to meet different investment goals, risk tolerances, and investment time horizons. The Contract Owner selects their model, then selects the specific Sub-Accounts (also classified according to standardized asset categories) and investment percentages within the model's parameters, enabling the Contract Owner to create their own unique "Custom Portfolio." Only one Custom Portfolio may be created and in effect at a time and the entire Variable Account Contract Value must participate in the model.
Note: Contract Owners should consult with a qualified investment advisor regarding the use of Custom Portfolio and to determine which model is appropriate for them.
Once the Contract Owner creates their Custom Portfolio, that Contract Owner's model is static. This means that the percentage allocated to each Sub-Account will not change over time, except for quarterly rebalancing, as described below. Note: Allocation percentages within a particular model may subsequently change, but any such changes will not apply to existing model participants; the changes will only apply to participants that elect the model after the change implementation date.
To participate in Custom Portfolio, eligible Contract Owners must submit the proper administrative form to the Service Center. While Custom Portfolio is elected, Contract Owners cannot participate in Asset Rebalancing.
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Asset Allocation Models Available with Custom Portfolio
The following models are available with Custom Portfolio:
Conservative:	Designed for Contract Owners that are willing to accept very little risk but still want to see a small amount of growth.
Moderately Conservative:	Designed for Contract Owners that are willing to accept some market volatility in exchange for greater potential income and growth.
Balanced:	Designed for Contract Owners that are willing to accept some market volatility in exchange for potential long-term returns.
The specific Sub-Accounts available to comprise the equity and fixed income components of the models are contained in the election form, which is provided to Contract Owners at the time Custom Portfolio is elected. At that time, Contract Owners elect their model and the specific Sub-Accounts and percentages that will comprise their Custom Portfolio. The availability of some models may be restricted (see Income Benefit Investment Options).
Quarterly Rebalancing
At the end of each calendar quarter, Nationwide will reallocate the Sub-Account allocations so that the percentages allocated to each Sub-Account match the most recently provided percentages provided by the Contract Owner. If the end of a calendar quarter is a Saturday, Sunday, recognized holiday, or any other day that the New York Stock Exchange is closed, the quarterly rebalancing will occur on the next business day. Rebalancing will be priced using the unit value determined on the last Valuation Date of the calendar quarter. Each quarterly rebalancing is considered a transfer event. However, quarterly rebalancing transfers are not subject to short-term trading fees.
Changing Models or Underlying Mutual Fund Allocations
Contract Owners who have elected the 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider, or Nationwide Lifetime Income Track option may change the Sub-Account allocations within their elected model, percentages within their elected model and/or may change models and create a new Custom Portfolio within that new model. To implement one of these changes, Contract Owners must submit new allocation instructions to the Service Center in writing on Nationwide's administrative form. Any model and percentage changes will be subject to Short-Term Trading Fees and will count as a transfer event, as described in the Transfer Restrictions provision.
Nationwide reserves the right to limit the number of model changes a Contract Owner can make each year.
Terminating Participation in Custom Portfolio
Contract Owners can terminate participation in Custom Portfolio by submitting a written request to the Service Center. In order for the termination to be effective, the termination request must contain valid reallocation instructions that are in accordance with the terms and conditions of the 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider, or Nationwide Lifetime Income Track option. Termination is effective on the date the termination request is received at the Service Center in good order.
Static Asset Allocation Model
For Contract Owners that have elected the 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider, or Nationwide Lifetime Income Track option, Nationwide makes available as a permitted investment option the following Static Asset Allocation Model(s): American Funds Option (33% NVIT - American Funds NVIT Asset Allocation Fund, 33% NVIT - American Funds NVIT Bond Fund, and 34% NVIT - American Funds NVIT Growth-Income Fund). For Contract Owners that have elected the Nationwide Lifetime Income Capture option, Nationwide makes available as a permitted investment option the following Static Asset Allocation Model(s): American Funds Managed Option (33% NVIT - American Funds NVIT Bond Fund, 33% NVIT - NVIT Managed American Funds Asset Allocation Fund, 34% NVIT - NVIT Managed American Funds Growth-Income Fund). The availability of some models may be restricted (see Income Benefit Investment Options).
A Static Asset Allocation Model is an allocation strategy comprised of two or more underlying mutual funds that together provide a unique allocation mix not available as a single underlying mutual fund. Contract Owners that elect a Static Asset Allocation Model directly own Sub-Account units of the underlying mutual funds that comprise the particular model. In other words, a Static Asset Allocation Model is not a portfolio of underlying mutual funds with one Accumulation Unit value, but rather, direct investment in a certain allocation of Sub-Accounts. There is no additional charge associated with investing in a Static Asset Allocation Model.
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A Static Asset Allocation Model is just that: static. The allocations or "split" between one or more Sub-Accounts is not monitored and adjusted to reflect changing market conditions. However, a Contract Owner's investment in a Static Asset Allocation Model is rebalanced quarterly to ensure that the assets are allocated to the percentages in the same proportion that they were allocated at the time of election. The entire Contract Value must be allocated to the elected model.
With respect to transferring into and out of a Static Asset Allocation Model, the model is treated like a Sub-Account and is subject to the Transfers Prior to Annuitization provision. The Contract Owner may request to transfer from a model to a permitted Sub-Account. Each transfer into or out of a Static Asset Allocation Model is considered one transfer event.
For additional information about the underlying mutual funds that comprise a Static Asset Allocation Model, see Appendix A: Underlying Mutual Funds.
Death Benefit
Death of Contract Owner
If a Contract Owner (including a Joint Owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving Joint Owner becomes the Contract Owner. If there is no surviving Joint Owner, the Contingent Owner becomes the Contract Owner. If there is no surviving Contingent Owner, the beneficiary becomes the Contract Owner. If there is no surviving beneficiary, the last surviving Contract Owner's estate becomes the Contract Owner.
A distribution of the Contract Value will be made in accordance with tax rules and as described in Appendix C: Contract Types and Tax Information. A CDSC may apply.
Death of Annuitant
If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
Death of Contract Owner/Annuitant
If a Contract Owner (including a Joint Owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the surviving Joint Owner. If there is no surviving Joint Owner, the death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.
If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
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Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary's proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
Any Contract Value not allocated to the Sub-Accounts will remain invested and will not be reallocated to the available money market Sub-Account.
Impact of Ownership Changes and Assignment on the Death Benefits
Where permitted under state law, if the Contract Owner is changed or if the contract is assigned (including a collateral assignment), the elected death benefit will be forfeited and replaced with a death benefit equal to the Contract Value on the date Nationwide receives proper proof of the Annuitant's death, an election specifying the distribution method, and any state required forms. Where prohibited by state law, or if any of the following situations apply, the death benefit forfeiture will not apply:
(1)	The new Contract Owner or assignee assumes full ownership of the contract and is essentially the same person (e.g., individual ownership is changed to ownership by a personal revocable trust, a change to the Contract Owner's spouse during the Contract Owner's lifetime, a change to a court appointed guardian representing the Contract Owner during the Contract Owner's lifetime, etc.);
(2)	Ownership of a contract issued as an IRA or Roth IRA is being changed from one custodian to another, from the determining life to a custodian, or from a custodian to the determining life;
(3)	The assignment is for the purpose of effectuating an exchange pursuant to Section 1035 under the Internal Revenue Code; or
(4)	The change is merely the removal of a Contract Owner where the contract is jointly owned.
Contract Owners contemplating changes to the ownership of their contract, including assignments, should contact their registered representative to determine how the changes impact the death benefit.
Death Benefit Calculations
An applicant may elect either the standard death benefit (Return of Premium) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
As indicated previously, the death benefit calculations discussed in this provision may not apply if the Contract Owner has been changed or the contract has been assigned.
The value of each component of the death benefit calculation will be determined as of the date of the Annuitant's death, except for the Contract Value component, which will be determined as of the date Nationwide receives:
(1)	proper proof of the Annuitant's death;
(2)	an election specifying the distribution method; and
(3)	any state required form(s).
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply.
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Standard Death Benefit (Return of Premium)
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greater of:
(1)	the Contract Value; or
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greater of:
(1) the Contract Value; or
(2) the total of all purchase payments, less an adjustment for amounts withdrawn.
B	=	the Contract Value; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The standard death benefit (Return of Premium) also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Year Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit Option. The One-Year Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
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		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
		(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The One-Year Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Month Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.35% of the Daily Net Assets, an applicant can elect the One-Month Enhanced Death Benefit Option. The One-Month Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
		(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
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F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The One-Month Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Combination Enhanced Death Benefit III Option
For contracts issued on or after January 12, 2015, or the date of state approval (whichever is later), for an additional charge at an annualized rate of 0.65% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit III Option. The Combination Enhanced Death Benefit III Option is only available for contracts with Annuitants age 70 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
1.	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
2.	the total of all purchase payments, less an adjustment for amounts withdrawn;
3.	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
4.	the interest anniversary value.
The interest anniversary value is equal to purchase payments, accumulated at the Interest Anniversary Rate until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. Currently, the Interest Anniversary Rate is 5%.  Nationwide reserves the right to change the Interest Anniversary Rate at any time; however, Nationwide will not change the Interest Anniversary Rate for contracts once issued. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If the Fixed Account allocation is greater than 30% of the Contract Value on any Contract Anniversary solely due to Contract Owner actions, including: the application of additional purchase payments, additional withdrawals, transfers among investment options, or a combination of such actions, then for purposes of calculating the interest anniversary value, 0% will accrue for that year. If, however, the 30% threshold is reached due to a combination of market performance and Contract Owner actions, and would not have been reached but for the market performance, interest will continue to accrue at the Interest Anniversary Rate.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
		(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
		(4)	The interest anniversary value.
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If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The Combination Enhanced Death Benefit III Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Combination Enhanced Death Benefit Option
For contracts issued on or after January 13, 2014, or the date of state approval (whichever is later), for an additional charge at an annualized rate of 0.65% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit Option. For contracts issued before January 13, 2014, or the date of state approval (whichever is later), the additional charge for the Combination Enhanced Death Benefit Option is an annualized rate of 0.45% of the Daily Net Assets. The Combination Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option. The Combination Enhanced Death Benefit Option is only available until January 11, 2015, or the date of state approval of the Combination Enhanced Death Benefit III Option (whichever is later).
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the interest anniversary value.
The interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
For contracts issued on or after August 12, 2013, or the date of state approval (whichever is later), if the Fixed Account allocation is greater than 30% of the Contract Value on any Contract Anniversary solely due to Contract Owner actions, including: the application of additional purchase payments, additional withdrawals, transfers among investment options, or a combination of such actions, then for purposes of calculating the interest anniversary value, 0% will accrue for that year. If, however, the 30% threshold is reached due to a combination of market performance and Contract Owner actions, and would not have been reached but for the market performance, interest will continue to accrue at 5%.
For contracts issued prior to August 12, 2013, or the date of state approval (whichever is later), if, after the first Contract Anniversary, the Fixed Account allocation becomes greater than 30% of the Contract Value solely due to the application of additional purchase payments, additional withdrawals, or transfers among investment options, then for purposes of calculating the interest anniversary value, 0% will accrue for that year. If, however, the 30% threshold is reached due to a
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combination of market performance and Contract Owner actions, and would not have been reached but for the market performance, interest will continue to accrue at 5%.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
		(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
		(4)	the interest anniversary value.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The Combination Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Spousal Protection Feature
The standard death benefit and all of the death benefit options include a Spousal Protection Feature at no additional charge. The Spousal Protection Feature is not available for contracts issued as Charitable Remainder Trusts. The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, provided the conditions described below are satisfied:
(1)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(2)	The spouses must be Co-Annuitants;
(3)	Both spouses must be age 85 or younger at the time the contract is issued; however, if a death benefit option is elected, both spouses must meet the age requirements for the respective death benefit option at the time of application;
(4)	Both spouses must be named as beneficiaries;
(5)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary;
(6)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for an IRA or Roth IRA contract, this person must be the Contract Owner); and
(7)	If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate.
If a Co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner. Additionally, if the death benefit value is higher than the Contract Value at the time of the first Co-Annuitant's
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death, Nationwide will adjust the Contract Value to equal the death benefit value. The surviving Co-Annuitant may then name a new beneficiary but may not name another Co-Annuitant.
If the marriage of the Co-Annuitants terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Feature terminates and the Contract Owner is not permitted to cover a subsequent spouse.
The Spousal Protection Feature may not apply if certain changes to the parties or assignments are made to the contract. Contract Owners contemplating changes to the parties to the contract, including assignments, should contact their registered representative to determine how the changes impact the Spousal Protection Feature.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Feature.
Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90.
The Contract Owner may change the Annuity Commencement Date before annuitization. This change must be submitted in writing to the Service Center and approved by Nationwide. The Annuity Commencement Date may not be later than the first day of the first calendar month after the Annuitant's 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint annuitants) unless approved by Nationwide.
Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.
Annuity Commencement Date and the 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, and Nationwide Lifetime Income Track option
If the Contract Owner elected the 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option, Nationwide will, approximately three months before the Annuity Commencement Date, notify the Contract Owner of the impending Annuity Commencement Date and give the Contract Owner the opportunity to defer the Annuity Commencement Date in order to preserve the benefit associated with the 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, and Nationwide Lifetime Income Track option.
Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin. If the Contract Owner has elected the 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option, an election to begin annuity payments will terminate all benefits, conditions, guarantees, and charges associated with the elected option. If the Contract Owner has elected the Liquidity Option, the charge for the Liquidity Option will continue to be assessed for four years from the date the contract was issued, even if the contract is annuitized.
In addition, any optional death benefit that the Contract Owner elects will automatically terminate upon annuitization.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
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The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix C: Contract Types and Tax Information).
On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.
Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date.
Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.
The Custom Portfolio Asset Rebalancing Service and the Static Asset Allocation Models are not available after annuitization.
Any allocations in the Fixed Account that are to be annuitized as a variable payment annuity must be transferred to one or more Sub-Accounts prior to the Annuitization Date. There are no restrictions on Fixed Account transfers made in anticipation of annuitization.
Any allocations in the Sub-Accounts that are to be annuitized as a fixed payment annuity must be transferred to the Fixed Account prior to the Annuitization Date. Short-term trading fees do not apply to transfers made in anticipation of annuitization.
Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Funds.
First Variable Annuity Payment
A number of factors determine the amount of the first variable annuity payment, including, but not limited to:
•	the portion of purchase payments allocated to provide variable annuity payments;
•	the Variable Account value on the Annuitization Date;
•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;
•	the annuity payment option elected;
•	the frequency of annuity payments;
•	the Annuitization Date;
•	the assumed investment return (the net investment return required to maintain level variable annuity payments);
•	the deduction of applicable premium taxes; and
•	the date the contract was issued.
Assumed Investment Return
An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the
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annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.
Subsequent Variable Annuity Payments
Variable annuity payments after the first will vary with the performance of the Sub-Accounts chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.
The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date. This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.
The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one Sub-Account to another. After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due. The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.
Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected Sub-Accounts is greater or lesser than the assumed investment return.
Value of an Annuity Unit
Annuity Unit values for Sub-Accounts are determined by:
(1)	multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the subsequent Valuation Period; and then
(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.
The Net Investment Factor for any particular Sub-Account on or after the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges, which is equal to 1.30% of the Daily Net Assets.
Based on the change in the Net Investment Factor, the value of an Annuity Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Annuity Units will not change as a result of investment experience, the value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.
Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
If the net amount to be annuitized is less than $2,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
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Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint annuitant's age, if applicable) or requirements under the Internal Revenue Code.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply. If the Contract Owner is permitted to submit purchase payments in excess of $1,000,000, additional restrictions apply, as follows.
Annuity Payment Options for Contracts with Total Purchase Payments and Contract Value Annuitized Less Than or Equal to $2,000,000
If, at the Annuitization Date, the total of all purchase payments made to the contract and the Contract Value annuitized is less than or equal to $2,000,000, the annuity payment options available are:
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint annuitant. After the death of either the Annuitant or joint annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
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Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.
Annuity Payment Options for Contracts with Total Purchase Payments and/or Contract Value Annuitized Greater Than $2,000,000
If, at the Annuitization Date, the total of all purchase payments made to the contract and/or the Contract Value to be annuitized is greater than $2,000,000, Nationwide may limit the annuity payment option to the longer of:
(1)	a Fixed Life Annuity with a 20 Year Term Certain; or
(2)	a Fixed Life Annuity with a Term Certain to Age 95.
Annuitization of Amounts Greater than $5,000,000
Additionally, Nationwide may limit the amount that may be annuitized on a single life to $5,000,000. If the total amount to be annuitized is greater than $5,000,000 under this contract and/or for all Nationwide issued annuity contracts with the same Annuitant, the Contract Owner must:
(1)	reduce the amount to be annuitized to $5,000,000 or less by taking a partial withdrawal from the contract;
(2)	reduce the amount to be annuitized to $5,000,000 or less by exchanging the portion of the Contract Value in excess of $5,000,000 to another annuity contract; or
(3)	annuitize the portion of the Contract Value in excess of $5,000,000 under an annuity payment option with a term certain, if available.
Statements and Reports
Nationwide will mail Contract Owners statements and reports. Therefore, Contract Owners should promptly notify the Service Center of any address change.
These mailings will contain:
•	statements showing the contract's quarterly activity;
•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and
•	semi-annual and annual reports of allocated underlying mutual funds.
Contract Owners can receive information from Nationwide faster and reduce the amount of mail received by signing up for Nationwide's eDelivery program. Nationwide will notify Contract Owners by email when important documents (statements, prospectuses, and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to: www.nationwide.com/login.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.
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Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. The Company's legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates. These matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted. Regulatory proceedings could also affect the outcome of one or more of the Company's litigation matters. Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs' claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company's condensed consolidated financial position. Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company's condensed consolidated financial position or results of operations in a particular quarter or annual period.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Federal Reserve Bank and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. The financial services industry has been the subject of increasing scrutiny in connection with a broad spectrum of regulatory issues; with respect to all such scrutiny directed at the Company and/or its affiliates, the Company is cooperating with regulators. The Company will cooperate with Nationwide Mutual Insurance Company (NMIC) insofar as any inquiry, examination or investigation encompasses NMIC's operations.
On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On November 18, 2009, the plaintiffs filed a sixth amended complaint amending the list of named plaintiffs and claiming to represent a class of qualified retirement plan trustees under the Employee Retirement Income Security Act of 1974 (ERISA) that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks damages in an amount equivalent to some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys fees. On November 6, 2009, the Court granted the plaintiffs motion for class certification. On October 21, 2010, the District Court dismissed NFS from the lawsuit. On February 6, 2012, the Second Circuit Court of Appeals vacated the November 6, 2009 order granting class certification and remanded the case back to the District Court for further consideration. On September 6, 2013, the District Court granted the plaintiffs motion for class certification. On December 11, 2014, the plaintiffs filed a 7th Amended Complaint adding another sub class of defendants that held trust platform products. On December 11, 2014, plaintiff filed a motion for preliminary approval of settlement. On January 5, 2015, the Court signed the Order Preliminarily Approving Settlement and Approving Form and Manner of Notice. On March 31, 2015, the Court held a Fairness Hearing and proposed a few changes to the Final Order that Nationwide has taken under consideration. NFS has made adequate provision for all probable and reasonably estimable losses associated with this settlement.
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Nationwide Investment Services Corporation
The general distributor, NISC, is not engaged in any litigation of any material nature.
Contents of Statement of Additional Information
General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Advertising
Annuity Payments
Condensed Financial Information
Financial Statements
Investment Company Act of 1940 Registration File No. 811-03330
Securities Act of 1933 Registration File No. 333-177934
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Appendix A: Underlying Mutual Funds
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
STTF:	The underlying mutual fund assesses (or reserves the right to assess) a short-term trading fee (see Short-Term Trading Fees).
FF:	The underlying mutual fund primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
VOL:	This underlying mutual fund uses a volatility management strategy to reduce a Contract Owner's exposure to equity investments when equity markets are volatile which may limit investment losses in a down market. However, use of such a strategy may also limit the growth of Contract Value. For contracts with a living benefit option elected, since the benefit base of a living benefit option is not decreased as a result of negative market performance, allocation to this type of investment option may provide little or no additional benefit. For contracts without a living benefit option elected, allocation to this type of investment option may result in foregone investment gains that could otherwise be realized by investing in riskier investment options.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B (formerly, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B)

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Maximize total return consistent with the Adviser's determination of reasonable risk.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B (formerly, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B)
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term total return using a strategy that seeks to protect against U.S. inflation.
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2

This underlying mutual fund is only available in contracts for which good order applications were received before July 14, 2014
Investment Advisor:	Capital Research and Management Company
Sub-advisor:	Milliman Financial Risk Management LLC
Investment Objective:	To provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.
Designation: VOL
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	To seek long-term total return and current income.
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Seeks high total investment return.
100

BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Financial Management, Inc.
Investment Objective:	The Fund seeks to maximize total return, consistent with income generation and prudent investment management.
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	To maximize total return, consistent with income generation and prudent investment management.
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class
Investment Advisor:	Delaware Management Company, Inc.
Investment Objective:	The fund seeks capital appreciation.
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	The fund seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400® Index (S&P 400 Index).
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P SmallCap 600 Index®.
Dreyfus Stock Index Fund, Inc.: Service Shares

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P 500.
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	Long-term capital growth consistent with the preservation of capital.
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund
Investment Advisor:	Eaton Vance Management
Investment Objective:	The fund seeks to provide a high level of current income.
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
101

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	Capital appreciation.
Designation: STTF
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Reasonable income.
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	Fidelity Investments Money Management, Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income.
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Long-term capital growth.
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2
Investment Advisor:	Franklin Templeton Services, LLC
Investment Objective:	Capital appreciation with income as a secondary goal.
Designation: FF
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Maximum income while maintaining prospects for capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Franklin Advisory Services, LLC
Investment Objective:	Long-term total return.
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	High current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares (formerly, Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares)
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks to achieve investment results that approximate the performance of the GS Global Markets Navigator Index (the "Index").
102

Guggenheim Variable Fund - Multi-Hedge Strategies
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation consistent with the return and risk characteristics of the hedge fund universe and, secondarily, to achieve these returns with low correlation to and less volatility than equity indices.
Huntington VA Funds - Huntington VA Situs Fund

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	Huntington Asset Advisors, Inc.
Investment Objective:	Seeks long-term capital appreciation.
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Ivy Funds Variable Insurance Portfolios - Asset Strategy
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide total return.
Ivy Funds Variable Insurance Portfolios - High Income
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide total return through a combination of high current income and capital appreciation.
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Janus Aspen Series - Flexible Bond Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Maximum total return, consistent with preservation of capital.
Janus Aspen Series - Forty Portfolio: Service Shares

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2014
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Global Technology Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Overseas Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
Investment Advisor:	Lazard Asset Management LLC
Investment Objective:	Long-term capital appreciation.
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	The fund's investment objective is to seek capital appreciation. MFS normally invests the fund's assets primarily in foreign equity securities, including emerging market equity securities.
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Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
Designation: FF
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund seeks to maximize an investors level of current income and preserve the investor's capital.
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund is designed for investors seeking capital appreciation through stocks.
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund is designed for investors seeking capital appreciation principally through investment in stocks.
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund seeks to achieve long-term growth of capital and income.
Designation: FF
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund's investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks, and convertible securities.
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	LWI Financial Inc.
Investment Objective:	Seeks primarily to provide growth of capital, and secondarily current income.
Designation: FF
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	LWI Financial Inc.
Investment Objective:	Seeks a high level of total return consistent with a moderate level of risk.
Designation: FF
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC
Investment Objective:	The fund seeks long-term capital growth.
104

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC
Investment Objective:	The Fund seeks long-term total return by investing primarily in securities of companies that meet the fund's financial criteria and social policy.
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks growth primarily and investment income secondarily.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
105

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Fixed Income LLC
Investment Objective:	The Fund seeks long-term total return consistent with reasonable risk.
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	The Boston Company Asset Management, LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high level of income as is consistent with the preserving of capital.
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the MSCI, Inc. Europe, Australasia and Far East Index ("MSCI EAFE Index") as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Balanced Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Capital Appreciation Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Conservative Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF
106

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks growth primarily and investment income secondarily.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderate Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Aggressive Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	The Boston Company Asset Management, LLC
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks to provide a high total return (including income and capital gains) consistent with preservation of capital over the long term.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks to achieve long-term growth of capital and income.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.
107

Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Logan Circle Partners, L.P.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Dimensional Fund Advisors LP; JPMorgan Investment Management Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Pyramis Global Advisors LLC; and Winslow Capital Management, LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Wellington Management Company, LLP; The Boston Company Asset Management, LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Thompson, Siegel & Walmsley LLC; WEDGE Capital Management L.L.P.
Investment Objective:	The fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	OppenheimerFunds, Inc.; Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Epoch Investment Partners, Inc.; JPMorgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Morgan Stanley Investment Management Inc; Neuberger Berman Management LLC.; OppenheimerFunds, Inc.; Putnam Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	HighMark Capital Management, Inc.
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Brookfield Investment Management, Inc.
Investment Objective:	The Fund seeks current income and long-term capital appreciation.
108

Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Russell 2000® Index.
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Templeton Investment Counsel, LLC
Investment Objective:	The Fund seeks to maximize total return consisting of capital appreciation and/or current income.
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman, Inc.
Investment Objective:	Seeks to provide income and capital appreciation with less volatility than the fixed income and equity markets.
Designation: FF, VOL
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman, Inc.
Investment Objective:	Seeks capital appreciation with less volatility than the equity markets.
Designation: FF, VOL
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman, Inc.
Investment Objective:	Seeks capital appreciation with less volatility than the equity markets.
Designation: FF, VOL
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.
109

PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Sub-advisor:	Research Affiliates
Investment Objective:	The fund seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Designation: FF
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	Seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	Long-term capital appreciation.
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Both capital appreciation and current income.
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management Inc.
Investment Objective:	The Fund seeks long-term capital appreciation
110

Appendix B: Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 1.30%) and contracts with the most expensive combination of allowable optional benefits as of December 31, 2014 (the maximum Variable Account charge of 2.80%). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. To obtain a copy of the Condensed Financial Information for any other Variable Account expense tier, contact the Service Center and request a copy of the Statement of Additional Information, which is available free of charge.
The following Sub-Accounts were added to the Variable Account after December 31, 2014; therefore, no Condensed Financial Information is available:
•	BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III
•	BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III
•	BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III
•	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
•	Janus Aspen Series - Flexible Bond Portfolio: Service Shares
•	Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II
•	The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2014	11.218186	11.538145	2.85%	7,650
2013	10.154217	11.218186	10.48%	5,858
2012*	10.000000	10.154217	1.54%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	31.885431	34.286334	7.53%	11,831
2013	23.471632	31.885431	35.85%	5,100
2012	20.073992	23.471632	16.93%	434
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	13.688194	13.956063	1.96%	52,979
2013	15.153413	13.688194	-9.67%	42,401
2012	14.297491	15.153413	5.99%	10,563
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2014	20.668691	23.712676	14.73%	26,247
2013	16.120711	20.668691	28.21%	13,662
2012	14.053082	16.120711	14.71%	2,908
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2014	12.043635	12.232829	1.57%	4,450,308
2013	10.119675	12.043635	19.01%	2,169,909
2012*	10.000000	10.119675	1.20%	107,413
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	15.245537	15.338093	0.61%	209,577
2013	13.500145	15.245537	12.93%	71,496
2012	12.438632	13.500145	8.53%	1,979
111

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2014	12.234599	12.754025	4.25%	13,833
2013*	10.000000	12.234599	22.35%	2,240
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.889543	8.90%	14,881
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	24.004434	24.905780	3.75%	389
2013	17.283516	24.004434	38.89%	391
2012	15.129971	17.283516	14.23%	123
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2014	20.901224	23.332829	11.63%	1,797
2013	16.078646	20.901224	29.99%	2,010
2012	14.107815	16.078646	13.97%	1,304
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2014	19.624877	20.885783	6.43%	7,021
2013	16.456156	19.624877	19.26%	4,250
2012	15.138702	16.456156	8.70%	2,166
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014	10.071973	9.997926	-0.74%	1,768
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2014	15.035641	15.465121	2.86%	125,572
2013	13.457741	15.035641	11.72%	78,562
2012	12.219959	13.457741	10.13%	17,583
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2014	15.532319	16.034880	3.24%	32,732
2013	13.609100	15.532319	14.13%	18,825
2012	12.194817	13.609100	11.60%	4,932
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2014	16.185651	16.732995	3.38%	15,030
2013	13.507103	16.185651	19.83%	2,759
2012	11.881588	13.507103	13.68%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2014	20.252144	17.436911	-13.90%	23,589
2013	16.528028	20.252144	22.53%	18,332
2012	15.989239	16.528028	3.37%	2,081
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2014	20.440533	21.885542	7.07%	100,316
2013	16.201274	20.440533	26.17%	67,831
2012	14.023439	16.201274	15.53%	21,414
112

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2014	20.775828	22.764038	9.57%	51,612
2013	15.477413	20.775828	34.23%	25,918
2012	13.707490	15.477413	12.91%	2,948
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2014	14.167846	14.769242	4.24%	49,715
2013	14.657541	14.167846	-3.34%	22,527
2012	14.063004	14.657541	4.23%	9,182
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2014	34.806190	36.425827	4.65%	15,806
2013	25.954620	34.806190	34.10%	10,667
2012	22.954492	25.954620	13.07%	2,533
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	12.474214	12.662697	1.51%	76,604
2013	10.211201	12.474214	22.16%	29,179
2012	8.970568	10.211201	13.83%	16,386
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	14.867410	15.351469	3.26%	111,991
2013	13.220142	14.867410	12.46%	60,879
2012	11.890259	13.220142	11.18%	4,659
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2014	31.171545	30.941984	-0.74%	604
2013	23.181387	31.171545	34.47%	609
2012	19.839372	23.181387	16.85%	444
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2014	9.753776	9.803446	0.51%	60,810
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	11.458922	11.756183	2.59%	8,880
2013	10.222938	11.458922	12.09%	185
2012*	10.000000	10.222938	2.23%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.908546	10.235413	3.30%	24,092
2013*	10.000000	9.908546	-0.91%	20,435
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2014	12.293134	11.321978	-7.90%	3,161
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2014	17.399171	16.818536	-3.34%	4,744
2013	13.362779	17.399171	30.21%	2,313
2012	11.040989	13.362779	21.03%	1,175
113

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2014	12.627093	12.982605	2.82%	19,153
2013	9.958708	12.627093	26.79%	11,334
2012*	10.000000	9.958708	-0.41%	1,941
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	16.928545	15.828728	-6.50%	157,679
2013	13.706700	16.928545	23.51%	96,265
2012	11.653053	13.706700	17.62%	23,578
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	11.795395	11.863786	0.58%	25,540
2013	10.815203	11.795395	9.06%	9,695
2012*	10.000000	10.815203	8.15%	575
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	12.912192	13.747250	6.47%	28,739
2013	10.068050	12.912192	28.25%	21,556
2012*	10.000000	10.068050	0.68%	8,800
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	13.554874	14.511535	7.06%	19,950
2013	10.492598	13.554874	29.19%	15,379
2012	8.583266	10.492598	22.24%	4,548
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	7.291940	7.869904	7.93%	13,519
2013	5.456761	7.291940	33.63%	0
2012	4.640225	5.456761	17.60%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	13.991014	12.138000	-13.24%	9,482
2013	12.403811	13.991014	12.80%	2,202
2012	11.103975	12.403811	11.71%	321
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014	9.842810	9.264351	-5.88%	4,162
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	14.256165	13.016285	-8.70%	13,279
2013	10.228022	14.256165	39.38%	5,727
2012*	10.000000	10.228022	2.28%	813
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	24.199527	26.321762	8.77%	22,988
2013	18.081786	24.199527	33.83%	8,567
2012	15.809554	18.081786	14.37%	1,166
114

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	15.022071	14.994719	-0.18%	59,289
2013	11.924574	15.022071	25.98%	24,054
2012	10.421665	11.924574	14.42%	4,643
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	13.023906	14.273964	9.60%	7,815
2013	10.196613	13.023906	27.73%	6,715
2012	9.079969	10.196613	12.30%	3,060
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2014	20.232022	22.554556	11.48%	11,166
2013	15.567756	20.232022	29.96%	9,837
2012	13.782314	15.567756	12.95%	2,668
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	14.167869	14.681544	3.63%	1,994,380
2013	11.643296	14.167869	21.68%	1,187,289
2012	10.194744	11.643296	14.21%	304,819
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	11.371131	11.782059	3.61%	1,978,251
2013	11.825276	11.371131	-3.84%	1,144,708
2012	11.414478	11.825276	3.60%	250,812
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	15.449373	15.528434	0.51%	184,849
2013	12.167775	15.449373	26.97%	101,747
2012	10.098071	12.167775	20.50%	25,077
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	13.922005	14.849473	6.66%	205,989
2013	10.882845	13.922005	27.93%	79,232
2012	9.392119	10.882845	15.87%	26,672
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	12.392386	13.482238	8.79%	2,069,103
2013	9.442516	12.392386	31.24%	1,322,792
2012	8.172677	9.442516	15.54%	365,930
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	21.200477	21.458525	1.22%	6,138
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2014	23.772500	25.557890	7.51%	12,326
2013	17.801528	23.772500	33.54%	6,007
2012	15.263091	17.801528	16.63%	1,610
115

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2014	12.513978	13.161469	5.17%	3,271
2013	8.833333	12.513978	41.67%	5,335
2012	7.660316	8.833333	15.31%	2,921
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2014	13.886551	15.146489	9.07%	64,594
2013	10.154564	13.886551	36.75%	54,806
2012	9.237127	10.154564	9.93%	53,487
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	12.451663	12.842453	3.14%	27,369
2013	9.743653	12.451663	27.79%	3,433
2012	8.499356	9.743653	14.64%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	12.327993	12.690633	2.94%	1,951,736
2013	10.893639	12.327993	13.17%	1,405,768
2012	9.938199	10.893639	9.61%	585,301
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	12.515531	12.933092	3.34%	83,938
2013	10.458384	12.515531	19.67%	41,140
2012	9.324356	10.458384	12.16%	30,740
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.730417	11.964218	1.99%	352,676
2013	11.326218	11.730417	3.57%	246,452
2012	10.675245	11.326218	6.10%	75,861
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.825854	10.926615	0.93%	2,621,775
2013*	10.000000	10.825854	8.26%	572,308
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.964383	10.931527	-0.30%	6,262,802
2013*	10.000000	10.964383	9.64%	1,997,844
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	12.426087	12.825049	3.21%	1,379,738
2013	10.686963	12.426087	16.27%	1,321,765
2012	9.636061	10.686963	10.91%	189,109
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	12.463956	12.863113	3.20%	5,491
2013	10.161260	12.463956	22.66%	1,972
2012	8.984882	10.161260	13.09%	0
116

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	12.177203	12.509532	2.73%	561,070
2013	11.091106	12.177203	9.79%	442,530
2012	10.211873	11.091106	8.61%	166,105
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2014	11.939941	12.336118	3.32%	20,041
2013	12.360305	11.939941	-3.40%	13,379
2012	11.651623	12.360305	6.08%	2,450
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	12.913677	13.368004	3.52%	31,003
2013	13.357432	12.913677	-3.32%	7,411
2012	12.634477	13.357432	5.72%	2,330
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2014	32.075590	29.844449	-6.96%	8,316
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - NQ
2014	55.956777	57.752811	3.21%	678
2013	59.090227	55.956777	-5.30%	0
2012	58.094578	59.090227	1.71%	139
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q
2014	56.104961	57.905756	3.21%	127
2013	59.246711	56.104961	-5.30%	90
2012	58.248425	59.246711	1.71%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2014	9.120905	8.937541	-2.01%	12,938
2013	7.860500	9.120905	16.03%	6,382
2012	6.911842	7.860500	13.73%	3,521
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2014	10.629783	9.842403	-7.41%	2,619
2013	8.899785	10.629783	19.44%	951
2012	7.628054	8.899785	16.67%	609
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	18.689197	19.365849	3.62%	0
2013	14.880689	18.689197	25.59%	0
2012	13.008386	14.880689	14.39%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	15.051921	15.537445	3.23%	1,075,665
2013	13.445256	15.051921	11.95%	821,850
2012	12.453829	13.445256	7.96%	366,605
117

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	17.091735	17.748766	3.84%	42,402
2013	14.491720	17.091735	17.94%	16,794
2012	13.080661	14.491720	10.79%	3,129
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	13.824513	14.175624	2.54%	340,755
2013	13.361029	13.824513	3.47%	240,936
2012	12.871264	13.361029	3.81%	165,253
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.660597	10.780413	1.12%	1,738,429
2013*	10.000000	10.660597	6.61%	370,703
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.749073	10.793271	0.41%	3,689,893
2013*	10.000000	10.749073	7.49%	958,973
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	16.707801	17.344999	3.81%	837,879
2013	14.514442	16.707801	15.11%	841,469
2012	13.271179	14.514442	9.37%	101,242
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	18.021349	18.668782	3.59%	53,034
2013	14.919941	18.021349	20.79%	14,825
2012	13.288387	14.919941	12.28%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	15.509387	16.033270	3.38%	229,462
2013	14.221146	15.509387	9.06%	155,446
2012	13.336642	14.221146	6.63%	46,050
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2014	20.945809	22.443641	7.15%	1,702
2013	15.571403	20.945809	34.51%	1,301
2012	13.322678	15.571403	16.88%	921
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2014*	10.000000	9.944781	-0.55%	1,483,205
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2014*	10.000000	10.140998	1.41%	182,241
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	25.353753	27.381525	8.00%	6,679
2013	19.306983	25.353753	31.32%	2,129
2012	16.652215	19.306983	15.94%	822
118

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	26.657539	26.310999	-1.30%	60,169
2013	27.008645	26.657539	-1.30%	110,758
2012	27.365352	27.008645	-1.30%	7,053
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	17.485835	17.928782	2.53%	48,925
2013	17.917617	17.485835	-2.41%	34,134
2012	16.173014	17.917617	10.79%	7,293
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	11.134515	10.841177	-2.63%	6,547
2013	9.317313	11.134515	19.50%	5,465
2012	8.171995	9.317313	14.02%	1,902
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014	17.723427	15.800174	-10.85%	12,201
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	13.312694	14.473087	8.72%	28,082
2013	10.034666	13.312694	32.67%	9,805
2012	8.754200	10.034666	14.63%	4,186
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	12.626278	13.738665	8.81%	23,368
2013	9.474025	12.626278	33.27%	15,559
2012	8.163084	9.474025	16.06%	3,906
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	14.164867	14.500762	2.37%	4,345
2013	10.354080	14.164867	36.80%	2,778
2012	9.150703	10.354080	13.15%	175
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	15.101350	17.441873	15.50%	3,926
2013	11.276879	15.101350	33.91%	1,520
2012	9.820513	11.276879	14.83%	141
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2014	21.111083	21.365507	1.21%	1,801
2013	14.858613	21.111083	42.08%	221
2012	13.311867	14.858613	11.62%	284
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2014	30.657604	32.306150	5.38%	7,727
2013	22.182797	30.657604	38.20%	5,600
2012	18.682235	22.182797	18.74%	0
119

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2014	29.022648	28.804598	-0.75%	1,693
2013	20.921043	29.022648	38.72%	1,643
2012	18.396109	20.921043	13.73%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2014	18.885193	20.842235	10.36%	510
2013	14.629438	18.885193	29.09%	579
2012	13.019696	14.629438	12.36%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	11.165751	14.173227	26.93%	24,451
2013	11.015389	11.165751	1.37%	11,201
2012	9.656214	11.015389	14.08%	2,749
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2014	11.698844	13.056769	11.61%	153,675
2013*	10.000000	11.698844	16.99%	42,319
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.632633	10.546244	-0.81%	107,700
2013	10.761332	10.632633	-1.20%	44,043
2012	10.532312	10.761332	2.17%	12,414
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2014	12.569682	12.970958	3.19%	13,679
2013*	10.000000	12.569682	25.70%	3,233
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	16.397851	14.866112	-9.34%	25,131
2013	13.833939	16.397851	18.53%	14,261
2012	11.723024	13.833939	18.01%	4,640
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2014	10.765876	10.911782	1.36%	5,061
2013	10.149856	10.765876	6.07%	0
2012*	10.000000	10.149856	1.50%	0
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2014	11.720156	11.670056	-0.43%	12,406
2013	10.268646	11.720156	14.14%	0
2012*	10.000000	10.268646	2.69%	0
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2014	11.367494	11.500049	1.17%	9,548
2013	10.286304	11.367494	10.51%	0
2012*	10.000000	10.286304	2.86%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	27.359465	27.558987	0.73%	11,889
120

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	9.034020	-9.66%	12,083
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2014	20.386676	22.214411	8.97%	14,799
2013	15.714632	20.386676	29.73%	9,456
2012	13.654221	15.714632	15.09%	2,164
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2014	30.377745	33.477218	10.20%	6,236
2013	21.886628	30.377745	38.80%	4,713
2012	18.845528	21.886628	16.14%	2,444
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.497838	10.408498	-0.85%	23,881
2013	10.624494	10.497838	-1.19%	13,819
2012*	10.000000	10.624494	6.24%	6,668
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014	9.155270	9.163182	0.09%	1,299
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	12.027758	11.907130	-1.00%	6,548
2013	13.042689	12.027758	-7.78%	3,754
2012	12.557857	13.042689	3.86%	3,178
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	11.648781	11.583367	-0.56%	217,395
2013	11.829684	11.648781	-1.53%	155,968
2012	11.334165	11.829684	4.37%	28,993
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.452058	10.746116	2.81%	204,072
2013	10.811694	10.452058	-3.33%	180,230
2012	10.004024	10.811694	8.07%	80,529
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2014	22.066684	28.580474	29.52%	33,093
2013	14.854028	22.066684	48.56%	18,648
2012	11.488675	14.854028	29.29%	2,290
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.494193	8.353783	-20.40%	30,539
2013	9.639938	10.494193	8.86%	21,273
2012*	10.000000	9.639938	-3.60%	8,412
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	24.654228	23.876779	-3.15%	14,080
2013	16.626985	24.654228	48.28%	6,351
2012	15.617243	16.626985	6.47%	1,029
121

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2014	10.935555	11.076528	1.29%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	25.868447	27.393485	5.90%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	11.566206	11.613316	0.41%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2014	18.100019	20.450229	12.98%	0
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2014	10.923671	10.926622	0.03%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	14.193990	14.063101	-0.92%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2014	12.110138	12.432369	2.66%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.778681	7.79%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	26.415125	26.990440	2.18%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2014	17.622288	19.373524	9.94%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2014	16.887578	17.699491	4.81%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014*	10.000000	9.810564	-1.89%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2014	13.167149	13.337429	1.29%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2014	13.601967	13.828646	1.67%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2014	14.174006	14.430605	1.81%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2014	17.734410	15.036702	-15.21%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2014	17.207514	18.143970	5.44%	0
122

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2014	17.718577	19.119173	7.90%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2014	11.509795	11.816038	2.66%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2014	29.840967	30.754840	3.06%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	11.437321	11.433662	-0.03%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	13.220200	13.443157	1.69%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2014	26.072543	25.486989	-2.25%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.895252	-1.05%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	11.170283	11.285884	1.03%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.807613	9.977202	1.73%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2014	11.711538	10.622330	-9.30%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2014	16.576352	15.779533	-4.81%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2014	12.309019	12.463181	1.25%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	15.761022	14.512924	-7.92%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	11.498254	11.389199	-0.95%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	12.586962	13.197304	4.85%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	22.481949	23.702893	5.43%	0
123

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	12.972649	13.788145	6.29%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	27.824520	23.772057	-14.56%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014*	10.000000	9.356915	-6.43%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	13.897130	12.495492	-10.09%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	20.709429	22.183308	7.12%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	14.202803	13.961494	-1.70%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	12.503028	13.494864	7.93%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2014	18.836864	20.680155	9.79%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	12.597934	12.856279	2.05%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	10.111357	10.317560	2.04%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	13.737430	13.597858	-1.02%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	12.379059	13.003065	5.04%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	11.189124	11.988163	7.14%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	15.997653	15.946289	-0.32%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2014	18.550540	19.640621	5.88%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2014	11.473316	11.883536	3.58%	0
124

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2014	12.731911	13.676061	7.42%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	11.416396	11.595719	1.57%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	11.303253	11.458907	1.38%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	11.475126	11.677753	1.77%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	10.755430	10.803089	0.44%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.715650	10.651004	-0.60%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.852763	10.655765	-1.82%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	11.393201	11.580288	1.64%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	11.427758	11.614469	1.63%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	11.165064	11.295464	1.17%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2014	10.947658	11.139016	1.75%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	11.840522	12.070830	1.95%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2014	27.064117	24.798604	-8.37%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	10.781225	10.958173	1.64%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2014	8.362511	8.069825	-3.50%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2014	9.451487	8.618321	-8.82%	0
125

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	18.815140	19.200033	2.05%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	14.013733	14.245924	1.66%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	15.913040	16.273628	2.27%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	11.680051	11.794682	0.98%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.552060	10.508470	-0.41%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.639645	10.521005	-1.12%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	15.384138	15.728144	2.24%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	17.447894	17.800016	2.02%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	13.597992	13.843669	1.81%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2014	19.501541	20.578521	5.52%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2014*	10.000000	9.874079	-1.26%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2014*	10.000000	10.068910	0.69%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	24.967964	26.555049	6.36%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	8.536715	8.297687	-2.80%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	12.496407	12.618235	0.97%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	10.208791	9.788724	-4.11%	0
126

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014	15.051552	13.214157	-12.21%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	12.205975	13.068250	7.06%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	11.576407	12.404860	7.16%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	12.987247	13.093104	0.82%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	13.845848	15.748830	13.74%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2014	17.578827	17.520256	-0.33%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2014	24.734204	25.668109	3.78%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2014	23.928023	23.387233	-2.26%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2014	15.983452	17.371725	8.69%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	10.236747	12.796743	25.01%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2014	11.579798	12.727521	9.91%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	9.748868	9.522699	-2.32%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2014	12.441855	12.643898	1.62%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	15.266787	13.630211	-10.72%	0
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2014	10.127695	10.108932	-0.19%	0
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2014	10.691269	10.483731	-1.94%	0
127

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2014	10.440241	10.401438	-0.37%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	24.067630	23.874655	-0.80%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	8.941962	-10.58%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2014	17.297860	18.562254	7.31%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2014	25.498415	27.673013	8.53%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.233309	9.992002	-2.36%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014*	10.000000	9.601716	-3.98%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.197859	10.917071	-2.51%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	10.845035	10.620254	-2.07%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.033962	10.159470	1.25%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2014	20.863569	26.611947	27.55%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.229646	8.019157	-21.61%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	21.438217	20.446471	-4.63%	0
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Appendix C: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:
(1)	Waiver of sales charges. In addition to any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:
(a)	the contract value on the day before the withdrawal; and
(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).
(2)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(3)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial advisor prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
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IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
When the owner of an IRA attains the age of 70½, the Code requires that certain minimum distributions be made. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract's IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
One-Rollover-Per-Year Limitation
A contract owner can receive a distribution from an IRA and roll it into another IRA within 60 days from the date of the distribution and not have the amount of the distribution included in taxable income. Only one rollover per year from a contract owner's IRA is allowed. The one year period begins on the date the contract owner receives the IRA distribution, and not on the date the IRA was rolled over. The Internal Revenue Service ("IRS") has interpreted this one-rollover-per-year limitation as applying separately to each IRA a contract owner owns.
However, on March 20, 2014, the IRS issued Announcement 2014-15 in which it decided to follow the Tax Court's interpretation of the one rollover per year rule in the Bobrow case. In Bobrow, the Tax Court interpreted the one-rollover-per-year limitation as applying in the aggregate to all the IRAs that a taxpayer owns. This means that a contract owner cannot make an IRA rollover distribution if, within the previous one year period, an IRA rollover distribution was taken from any other IRAs owned. The IRS began applying this new interpretation to any IRA rollover distribution that occurs on or after January 1, 2015.
To allow time for transition to the new interpretation of the one-rollover-per-year limitation, the IRS issued Announcement 2014-32 on November 10, 2014. The aggregation rule will apply to distributions from different IRAs only if each of the distributions occur after December 31, 2014. Therefore, a 2014 IRA distribution that is rolled over can be ignored when applying the one-rollover-per-year limitation to a 2015 IRA distribution. The announcement also clarified that rollovers between an individual's Roth IRAs would prevent a separate rollover within the 1-year period between the individual's traditional IRAs, and vice versa.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.
There are income limitations on eligibility to participate in a Roth IRA.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract's IRA endorsement.
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Simplified Employee Pension IRAs (SEP IRA)
A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.
An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.
A SEP IRA plan must satisfy:
•	minimum participation rules;
•	top-heavy contribution rules;
•	nondiscriminatory allocation rules; and
•	requirements regarding a written allocation formula.
In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.
When the owner of a SEP IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Simple IRAs
A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:
•	vesting requirements;
•	participation requirements; and
•	administrative requirements.
The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.
A Simple IRA cannot receive rollover distributions except from another Simple IRA.
When the owner of a Simple IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Investment Only (Qualified Plans)
Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.
Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
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The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial consultant, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs, SEP IRAs, and Simple IRAs
Distributions from IRAs, SEP IRAs, and Simple IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that is made after the Roth IRA has satisfied the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;
•	it is attributable to the contract owner's disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule is satisfied if a five taxable-year period, beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner, has passed.
A qualified distribution is not included in gross income for federal income tax purposes.
A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner's gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	for qualified higher education expenses; or
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•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any nontaxable distribution. Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner's investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•	the result of a contract owner's death;
•	the result of a contract owner's disability (as defined in the Code);
•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or
•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
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Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant dies before the contract is completely distributed, the balance may be included in the annuitant's gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of property in addition to another annuity contract, such as cash, special rules may cause a portion of the transaction to be taxable to the extent of the value of the property, other than the annuity contract received in the exchange.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
In June 2011, the Internal Revenue Service issued Rev. Proc. 2011-38, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. Rev. Proc. 2011-38 modified and superseded prior guidance that was contained in Rev. Proc. 2008-24. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received from either contract within the 180-day period will be determined using general tax principles to determine the substance of those payments. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Rev. Proc. 2011-38 also removed numerous exceptions to the 180-day waiting period that Rev. Proc. 2008-11 provided for in its 12-month waiting period. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.
Taxation of Lifetime Withdrawals Under the 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option
While the tax treatment for withdrawals for benefits such as 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option is not clear under federal tax law, Nationwide intends to treat withdrawals under these options as taxable to the extent that the cash value of the contract exceeds the contract owner's investment at the time of the withdrawal. Specifically, Nationwide intends to treat the following amount of each withdrawal as a taxable distribution:
The greater of:
(1)	A–C; or
(2)	B–C,
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Where:
A	=	the contract value immediately before the withdrawal;
B	=	the guaranteed annual benefit amount immediately before the withdrawal; and
C	=	the remaining investment in the contract.
In certain circumstances, this treatment could result in the contract value being less than the investment in the contract after such a withdrawal. If the Contract Owner subsequently withdraws the contract under such circumstances, the Contract Owner would have a loss that may be deductible. If the Contract Owner purchases one of these options in an IRA, withdrawals in excess of the annual benefit amount may be required to satisfy the minimum distribution requirements under the Code. Consult a qualified tax adviser.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
In U.S. v. Windsor, the United States Supreme Court declared Section 3 of the Defense of Marriage Act to be unconstitutional and concluded that same sex marriages, in states that recognize them, are to be accorded the same federal benefits, rights and obligations as other marriages recognized by that state.
Revenue Ruling 2013-17 declared that the terms "spouse," "husband and wife," "husband" and "wife" do not include individuals (whether of the opposite sex or the same sex) who have entered into a registered domestic partnership, civil union, or other similar formal relationship recognized under state law that is not denominated as a marriage under the laws of that state. Therefore, the favorable income-deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into a domestic partnership, civil union or other similar formal relationship recognized under state law that is not denominated as a marriage under the laws of that state.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. Under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to withholding rates established by Section 3405 of the Code and is applied against the amount of income that is distributed.
If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual retirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is available if the non-resident alien provides Nationwide with sufficient evidence that:
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(1)	the distribution is connected to the non-resident alien's conduct of business in the United States;
(2)	the distribution is includable in the non-resident alien's gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien's country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
Additional Medicare Tax
Effective January 1, 2013, Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly, or qualifying widow(er) with dependent child); $125,000 (married filing separately); or $200,000 (single, or head of household (with qualifying person)). The threshold for an estate or trust that is subject to the surtax is generally equal to the dollar amount at which the highest tax bracket under Code Section 1(e) begins for the taxable year. For 2015, that amount is $12,300.
Modified adjusted gross income is equal to gross income with several modifications; consult with a qualified tax advisor regarding how to determine modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities. It may also include taxable distributions from, and gain from the sale or surrender of, life insurance contracts. Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes, are includible in modified adjusted gross income.
Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.
Upon the contract owner's death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
a)	an individual who is two or more generations younger than the contract owner; or
b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
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Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.
Diversification
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was accidental;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, indicating that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to fail to qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.
If the contract is purchased as an investment in certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401 and 408(a) of the Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.
Based on the above, the contract should be treated as an annuity contract for federal income tax purposes.
Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial advisor for more specific required distribution information.
If the Contract Owner purchases the 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option, withdrawals in excess of the annual benefit amount may be required to satisfy the minimum distribution requirements under the Code. Consult a qualified tax adviser.
Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner's death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
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Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner's death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner's death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) must be distributed within five years of the contract owner's death, provided however:
(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:
(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and
(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for IRAs, SEP IRAs, Simple IRAs, and Roth IRAs
Distributions from IRA, SEP IRA, or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or
(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the Co contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.
For IRAs, SEP IRAs, and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA, or Simple IRA of the contract owner.
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If the contract owner's entire interest in IRA, SEP IRA, or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.
Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.
If the contract owner dies before the required beginning date (in the case of IRA, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of a Roth IRA), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;
(b)	if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and
(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.
If the contract owner dies on or after the required beginning date, the interest in the IRA, SEP IRA, or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;
(b)	if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and
(c)	if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
For IRAs, SEP IRAs, and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA, or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs, or Simple IRAs.
Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
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Tax Changes
The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your personal tax and/or financial advisor for more information.
In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Code, including the following:
•	generally lowering federal income tax rates;
•	increasing the amounts that may be contributed to various retirement plans, such as individual retirement plans, Tax Sheltered Annuities, and Qualified Plans;
•	increasing the portability of various retirement plans by permitting individual retirement plans, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;
•	eliminating and/or reducing the highest federal estate tax rates;
•	increasing the estate tax credit; and
•	for persons dying after 2009, repealing the estate tax.
In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that increase the portability of various retirement plans. However, all of the other changes resulting from EGTRRA were scheduled to "sunset," or become ineffective, after December 31, 2010 unless they were extended by additional legislation. The American Taxpayer Relief Act (ATRA) was enacted on January 1, 2013 and made permanent the lower federal income tax rates established under EGTRRA, except for individuals with taxable income above $400,000 ($450,000 for married couples) whose tax rate will revert to the pre-EGTRRA tax rate of 39.6%. ATRA also permanently provides for a maximum federal estate tax rate of 40% with an annually inflation-adjusted $5 million exclusion for estates of persons dying after December 31, 2012. Consult a qualified tax or financial advisor for further information relating to these and other tax issues.
State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.
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Appendix D: 7% Nationwide Lifetime Income Rider's Non-Lifetime Withdrawal Examples
Example of a Non-Lifetime Withdrawal taken before the 10th Contract Anniversary*
The purpose of this example is to show the calculations used to determine the Current Income Benefit Base if a Non-Lifetime Withdrawal is taken before the 10th Contract Anniversary. This example assumes the following:
Initial Purchase Payment on Contract Issue Date:				$100,000
Original Income Benefit Base:				$100,000
Subsequent Purchase Payment in the 2nd Contract Year:				$ 15,000
Non-Lifetime Withdrawal Amount taken during the 5th Contract Year:				$ 20,000
Contract Value on Date of Non-Lifetime Withdrawal (prior to the Non-Lifetime Withdrawal) **:				$120,000
Current Income Benefit Base on Date of Non-Lifetime Withdrawal**:				$138,000
Subsequent Purchase Payment in the 5th Contract Year and after the Non-Lifetime Withdrawal:				$ 30,000
Contract Value on 6th Contract Anniversary**:				$140,000
If a $20,000 Non-Lifetime Withdrawal is taken during the 5th Contract Year, the Current Income Benefit Base on the 6th Contract Anniversary will equal the greatest of:
1)	Proportional Reduction to the Current Income Benefit Base	=	Non-Lifetime Withdrawal Amount	X	Current Income Benefit Base prior to Non- Lifetime Withdrawal
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$138,000
			$120,000
		=		$23,000
	The Current Income Benefit Base of $138,000 is reduced by $23,000 resulting in the proportionally reduced Current Income Benefit Base of $115,000.
2)	The highest Contract Value on any Contract Anniversary after the Non-Lifetime Withdrawal. Here, the Contract Value on the 6th Contract Anniversary is $140,000.
3.a)	Proportional Reduction to the Original Income Benefit Base	=	Non-Lifetime Withdrawal Amount	X	Original Income Benefit Base
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$100,000
			$120,000
		=		$16,667
	The Original Income Benefit Base of $100,000 is reduced by $16,667 resulting in the Adjusted Roll-up Income Benefit Base of $83,333. The Adjusted Roll-up Income Benefit Base is increased by the 7% simple interest roll-up for each attained Contract Anniversary resulting in the Adjusted Roll-up Income Benefit Base with roll-up of $118,333.
PLUS
3.b)	Proportional Reduction to Subsequent Purchase Payment in the 2nd Contract Year	=	Non-Lifetime Withdrawal Amount	X	Subsequent Purchase Payment in the 2nd Contract Year
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$15,000
			$120,000
		=		$2,500
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The subsequent purchase payment in the 2nd Contract Year of $15,000 is reduced by $2,500 resulting in the proportionally reduced subsequent purchase payment of $12,500. This is increased by 7% simple interest roll-up from the date of the subsequent purchase payment for each attained Contract Anniversary resulting in $16,438.
PLUS
3.c)	Subsequent purchase payment after Non-Lifetime Withdrawal of $30,000 increased by 7% simple interest roll-up from the date of the subsequent purchase payment for each attained Contract Anniversary resulting in $33,150.
The Adjusted Roll-up Income Benefit Base with roll-up PLUS the subsequent purchase payment in the 2nd Contract Year with roll-up PLUS the subsequent purchase payment after the Non-Lifetime Withdrawal with roll-up would equal $167,921.
Since the Adjusted Roll-up Income Benefit Base with roll-up and subsequent purchase payments with roll-up are the greatest, the Contract Owner's Current Income Benefit Base on the 6th Contract Anniversary would be $167,921.
*	All numbers are rounded to the nearest whole number
**	Contract Value and Current Income Benefit Base are hypothetical and for example purposes only

Example of a Non-Lifetime Withdrawal taken after the 10th Contract Anniversary*
The purpose of this example is to show the calculations used to determine the Current Income Benefit Base if a Non-Lifetime Withdrawal is taken after the 10th Contract Anniversary. This example assumes the following:
Initial Purchase Payment on Contract Issue Date:				$100,000
Original Income Benefit Base:				$100,000
Subsequent Payment on the 1st Contract Anniversary:				$ 15,000
Subsequent Payment on the 11th Contract Anniversary:				$ 30,000
Non-Lifetime Withdrawal Amount taken during the 11th Contract Year:				$ 20,000
Contract Value on Date of Non-Lifetime Withdrawal (prior to the Non-Lifetime Withdrawal) **:				$177,698
Current Income Benefit Base on Date of Non-Lifetime Withdrawal**:				$224,450
Contract Value on 12th Contract Anniversary**:				$195,078
If a $20,000 Non-Lifetime Withdrawal is taken during the 11th Contract Year, the Current Income Benefit Base on the 12th Contract Anniversary will equal the greatest of:
1)	Proportional Reduction to the Current Income Benefit Base	=	Non-Lifetime Withdrawal Amount	X	Current Income Benefit Base prior to Non- Lifetime Withdrawal
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$224,450
			$177,698
		=		$25,262
	The Current Income Benefit Base of $224,450 is reduced by $25,262 resulting in the proportionally reduced Current Income Benefit Base of $199,188.
2)	The highest Contract Value on any Contract Anniversary after the Non-Lifetime Withdrawal. Here, the Contract Value on the 12th Contract Anniversary is $195,078.
3.a)	Proportional Reduction to the Original Income Benefit Base	=	Non-Lifetime Withdrawal Amount	X	Original Income Benefit Base
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$100,000
			$177,698
		=		$11,255
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	The Original Income Benefit Base of $100,000 is reduced by $11,255 resulting in the Adjusted Roll-up Income Benefit Base of $88,745. The Adjusted Roll-up Income Benefit Base is increased by the 7% simple interest roll-up for each attained Contract Anniversary resulting in the Adjusted Roll-up Income Benefit base with roll-up of $150,866.
PLUS
3.b)	Proportional Reduction to the Subsequent Purchase Payment on the 1st Contract Anniversary	=	Non-Lifetime Withdrawal Amount	X	Subsequent Purchase Payment on the 1st Contract Anniversary
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$15,000
			$177,698
		=		$1,688
	The subsequent purchase payment on the 1st Contract Anniversary of $15,000 is reduced by $1,688 resulting in $13,312. This is increased by 7% simple interest roll-up each year from the date of the subsequent purchase payment to the 10th Contract Anniversary resulting in $21,699.
PLUS
3.c)	Proportional Reduction to Subsequent Purchase Payment on the 11th Contract Anniversary	=	Non-Lifetime Withdrawal Amount	X	Subsequent Purchase Payment on the 11th Contract Anniversary
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$30,000
			$177,698
		=		$3,377
	The subsequent purchase payment on the 11th Contract Anniversary of $30,000 is reduced by $3,377 resulting in $26,623 (Note: there is no roll-up here since it is after the 10th Contract Anniversary).
	The Adjusted Roll-up Income Benefit Base with roll-up PLUS the proportional reduction to the subsequent purchase payment on the 1st Contract Anniversary with roll-up PLUS the proportional reduction to the subsequent purchase payment on the 11th Contract Anniversary with no roll-up equals $199,188.
Since the proportional reduction to the Current Income Benefit Base and the Adjusted Roll-up Income Benefit Base with roll-up and subsequent purchase payments with and without roll-up are equal and the greatest, the Contract Owner's Current Income Benefit Base on the 12th Contract Anniversary would be $199,188.
*	All numbers are rounded to the nearest whole number
**	Contract Value and Current Income Benefit Base are hypothetical and for example purposes only
143

Appendix E: Nationwide Lifetime Income Capture Option
Non-Lifetime Withdrawal Examples
Example of a Non-Lifetime Withdrawal taken on or before the 15th Option Anniversary*
The purpose of this example is to show the calculations used to determine the Current Income Benefit Base, for the Option Anniversary immediately following the Non-Lifetime Withdrawal, if a Non-Lifetime Withdrawal is taken on or before the 15th Option Anniversary. This example assumes the following:
Initial Purchase Payment on Contract Issue Date:	$100,000
Original Income Benefit Base:	$100,000
Subsequent Purchase Payment in the 2nd Option Year:	$ 15,000
Non-Lifetime Withdrawal Amount taken during the 5th Option Year:	$ 20,000
Contract Value on Date of Non-Lifetime Withdrawal (prior to the Non-Lifetime Withdrawal)**:	$137,000
Highest Monthly Option Anniversary Contract Value during the Option Year and prior to the Non-Lifetime Withdrawal**:	$138,000
Highest Monthly Option Anniversary Contract Value during the Option Year and after the Non-Lifetime Withdrawal**:	$123,000
Current Income Benefit Base on Date of Non-Lifetime Withdrawal (Current Income Benefit Base on the 4th Option Anniversary)**:	$138,250
Subsequent Purchase Payment halfway into the 5th Option Year and after the Non-Lifetime Withdrawal:	$ 2,000
Contract Value on 5th Option Anniversary**:	$122,000
Roll-up Interest Rate on the 5th Option Anniversary***:	5%
If a $20,000 Non-Lifetime Withdrawal is taken during the 5th Option Year, the Current Income Benefit Base on the 5th Option Anniversary will equal the greatest of:
1)	Contract Value on the Option Anniversary: here, the Contract Value on the Option Anniversary after the Non-Lifetime Withdrawal, the 5th Option Anniversary, is $122,000.
2)	Monthly Option Anniversary Contract Value: the Monthly Option Anniversary Contract Value on the 5th Option Anniversary, which is the greater of:
2.a)	Proportional Reduction to the highest Monthly Option Anniversary Contract Value during Option Year and prior to Non-Lifetime Withdrawal	=	Non-Lifetime Withdrawal Amount	X	Highest Monthly Option Anniversary Contract Value during the Option Year and prior to Non-Lifetime Withdrawal
Contract Value (on date of Non-Lifetime Withdrawal)
=	$20,000	X	$138,000
$137,000
=	$20,146
The highest Monthly Option Anniversary Contract Value during the Option Year and prior to the Non-Lifetime Withdrawal of $138,000 is reduced by $20,146 resulting in $117,854.
OR
2.b)	The highest Monthly Option Anniversary Contract Value during the Option Year and after the Non-Lifetime Withdrawal of $123,000.
Here, the highest Monthly Option Anniversary Contract Value during the Option Year and after the Non-Lifetime Withdrawal is greater, so the Monthly Option Anniversary Contract Value is $123,000.
3)	Roll-up Value: equal to the sum of the following calculations:
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3.a)	Adjusted Current Income Benefit Base:
	Proportional Reduction to Current Income Benefit Base on 4th Option Anniversary	=	Non-Lifetime Withdrawal Amount	X	Current Income Benefit Base on the 4th Option Anniversary
Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$138,250
$137,000
		=		$20,182
The Current Income Benefit Base on the 4th Option Anniversary of $138,250 is reduced by $20,182 resulting in the proportionally reduced Adjusted Current Income Benefit Base of $118,068.
PLUS
3.b)	Roll-up : the Roll-up Interest Rate on the 5th Option Anniversary multiplied by the sum of the Adjusted Roll-up Income Benefit Base (the Original Income Benefit Base proportionally reduced for the Non-Lifetime Withdrawal) plus any subsequent purchase payments applied on or before the 4th Option Anniversary proportionally reduced for the Non-Lifetime Withdrawal:
		=	5% X [($100,000 – (($20,000/$137,000) X $100,000)) + ($15,000 – (($20,000/$137,000) X $15,000))]
		=	5% X [($100,000 – $14,599) + ($15,000 – $2,190)]
		=	5% X [$85,401 + $12,810]
		=	5% X $98,211
		=	$4,911
PLUS
3.c)	Subsequent Purchase Payments with Prorated Roll-up: The subsequent purchase payment in the 5th Option Year and after the Non-Lifetime Withdrawal of $2,000 plus a 5% roll-up prorated from the date of the subsequent purchase payment to the 5th Option Anniversary resulting in $2,050.
Here, the Roll-up Value (the sum of 3.a, $118,068, 3.b, $4,911, and 3.c, $2,050) on the 5th Option Anniversary would be $125,029.
Since the Roll-up Value of $125,029 is greater than the Contract Value on the Option Anniversary and the Monthly Option Anniversary Contract Value, the Contract Owner's Current Income Benefit Base on the 5th Option Anniversary would be $125,029.
*	All numbers are rounded to the nearest whole number
**	Contract Value and Current Income Benefit Base are hypothetical and for example purposes only
***	Roll-up Interest Rate is hypothetical and for example purposes only

Example of a Non-Lifetime Withdrawal taken after the 15th Option Anniversary*
The purpose of this example is to show the calculations used to determine the Current Income Benefit Base, for the Option Anniversary immediately following the Non-Lifetime Withdrawal, if a Non-Lifetime Withdrawal is taken after the 15th Option Anniversary. This example assumes the following:
Initial Purchase Payment on Contract Issue Date:	$100,000
Original Income Benefit Base:	$100,000
Current Income Benefit Base on the 15th Option Anniversary:	$220,115
Subsequent Purchase Payment in the 16th Option Year and prior to the Non-Lifetime Withdrawal:	$ 50,000
Non-Lifetime Withdrawal Amount taken during the 16th Option Year:	$ 20,000
Contract Value on Date of Non-Lifetime Withdrawal (prior to the Non-Lifetime Withdrawal)**:	$270,000
Highest Monthly Option Anniversary Contract Value during the Option Year and prior to the Non-Lifetime Withdrawal**:	$267,050
Current Income Benefit Base on Date of Non-Lifetime Withdrawal**:	$270,115
Contract Value on 16th Option Anniversary**:	$257,100
Highest Monthly Option Anniversary Contract Value during the Option Year and after the Non-Lifetime Withdrawal**:	$260,000
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If a $20,000 Non-Lifetime Withdrawal is taken during the 16th Option Year, the Current Income Benefit Base on the 16th Option Anniversary will equal the greatest of:
1)	Adjusted Current Income Benefit Base:
	Proportional Reduction to the Current Income Benefit Base	=	Non-Lifetime Withdrawal Amount	X	Current Income Benefit Base prior to Non- Lifetime Withdrawal
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$270,115
			$270,000
		=		$20,009
	The Current Income Benefit Base of $270,115 immediately before the Non-Lifetime Withdrawal (the Current Income Benefit Base on the 15th Option Anniversary of $220,115 plus the subsequent purchase payment in the 16th Option Year and prior to the Non-Lifetime Withdrawal of $50,000) is reduced by $20,009 resulting in the proportionally reduced Adjusted Current Income Benefit Base of $250,106.
2)	Contract Value on the Option Anniversary: Here, the Contract Value on the current Option Anniversary, the 16th Option Anniversary, is $257,100.
3)	Monthly Option Anniversary Contract Value: the Monthly Option Anniversary Contract Value on the 16th Option Anniversary, which is the greater of:
3.a)	Proportional Reduction to the highest Monthly Option Anniversary Contract Value during Option Year and prior to Non-Lifetime Withdrawal	=	Non-Lifetime Withdrawal Amount	X	Highest Monthly Option Anniversary Contract Value during the Option Year and prior to Non- Lifetime WIthdrawal
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$267,050
			$270,000
		=		$19,781
	The highest Monthly Option Anniversary Contract Value during the Option Year and prior to the Non-Lifetime Withdrawal of $267,050 is reduced by $19,781 resulting in $247,269.
OR
3.b)	The highest Monthly Option Anniversary Contract Value during the Option Year and after the Non-Lifetime Withdrawal of $260,000.
	Here, the highest Monthly Option Anniversary Contract Value during the Option Year and after the Non-Lifetime Withdrawal is greater, so the Monthly Option Anniversary Contract Value is $260,000.
Since the Monthly Option Anniversary Contract Value of $260,000 is greater than the Adjusted Current Income Benefit Base and the Contract Value on the Option Anniversary, the Contract Owner's Current Income Benefit Base on the 16th Option Anniversary would be $260,000.
*	All numbers are rounded to the nearest whole number
**	Contract Value and Current Income Benefit Base are hypothetical and for example purposes only
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Nationwide DestinationSM Navigator 2.0
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2015
Individual Flexible Premium Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account-II
This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2015. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.O. Box 182021, Columbus, Ohio 43218-2021 or calling 1-800-848-6331, TDD 1-800-238-3035. Capitalized terms in this Statement of Additional Information correspond to terms defined in the prospectus.

General Information and History
Nationwide Variable Account-II (the "Variable Account") is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide provides life insurance, annuities and retirement products. Nationwide is admitted to do business in all states, the District of Columbia and Puerto Rico. Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. Nationwide Corporation owns all of NFS's common stock and is a holding company, as well. All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $195 billion as of December 31, 2014.
Services
Nationwide, which has responsibility for administration of the contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner, the number and type of contract issued to each Contract Owner, and records with respect to the Contract Value.
The custodian of the assets of the Variable Account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates. The agreements relate to services furnished by Nationwide or an affiliate of Nationwide. Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials, and fund communications, as well as maintaining the websites and voice response systems necessary for Contract Owners to execute trades in the funds. Nationwide also acts as a limited agent for each underlying mutual fund for purposes of accepting the trades. See Underlying Mutual Fund Payments located in the prospectus.
Distribution, Promotional, and Sales Expenses
In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts. For the contracts described in the prospectus, Nationwide assumed 0.30% of the initial purchase payment amount and 0.05% of the Contract Value beginning in the second contract year for the marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher or lower than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid. Any excess would be spent on additional marketing for the contracts. For more information about marketing allowance or how a particular selling firm uses marketing allowances, consult with your registered representative.
Independent Registered Public Accounting Firm
The financial statements of Nationwide Variable Account-II and the consolidated financial statements and schedules of Nationwide Life Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215.
Purchase of Securities Being Offered
The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (FINRA).

Underwriters
The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. No underwriting commissions have been paid by Nationwide to NISC for each of this Variable Account's last three fiscal years.
Advertising
Money Market Yields
Nationwide may advertise the "yield" and "effective yield" for the money market Sub-Account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.
Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.
Historical Performance of the Sub-Accounts
Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized.
Performance information is based on historical earnings and is not intended to predict or project future results.
Standardized performance will reflect the maximum Variable Account charges possible under the contract. Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract. The expense assumptions will be stated in the advertisement.
Additional Materials
Nationwide may provide information on various topics to owners and prospective purchasers in advertising, sales literature, or other materials.
Performance Comparisons
Each Sub-Account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts' Sub-Accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.
Annuity Payments
See Annuitizing the Contract located in the prospectus.

Condensed Financial Information
The following charts represent the Accumulation Unit values for all fee levels as of December 31, 2014. The term "Period" is defined as a complete calendar year unless otherwise noted. Those periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and Variable Account charges which may vary from contract to contract (for more information on the calculation of Accumulation Unit values, see Determining Variable Account Value – Valuing an Accumulation Unit in the prospectus).
The following Sub-Accounts were added to the Variable Account after December 31, 2014; therefore, no Condensed Financial Information is available:
•	BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III
•	BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III
•	BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III
•	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
•	Janus Aspen Series - Flexible Bond Portfolio: Service Shares
•	Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II
•	The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2014	11.218186	11.538145	2.85%	7,650
2013	10.154217	11.218186	10.48%	5,858
2012*	10.000000	10.154217	1.54%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	31.885431	34.286334	7.53%	11,831
2013	23.471632	31.885431	35.85%	5,100
2012	20.073992	23.471632	16.93%	434
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	13.688194	13.956063	1.96%	52,979
2013	15.153413	13.688194	-9.67%	42,401
2012	14.297491	15.153413	5.99%	10,563
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2014	20.668691	23.712676	14.73%	26,247
2013	16.120711	20.668691	28.21%	13,662
2012	14.053082	16.120711	14.71%	2,908
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2014	12.043635	12.232829	1.57%	4,450,308
2013	10.119675	12.043635	19.01%	2,169,909
2012*	10.000000	10.119675	1.20%	107,413
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	15.245537	15.338093	0.61%	209,577
2013	13.500145	15.245537	12.93%	71,496
2012	12.438632	13.500145	8.53%	1,979
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2014	12.234599	12.754025	4.25%	13,833
2013*	10.000000	12.234599	22.35%	2,240

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.889543	8.90%	14,881
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	24.004434	24.905780	3.75%	389
2013	17.283516	24.004434	38.89%	391
2012	15.129971	17.283516	14.23%	123
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2014	20.901224	23.332829	11.63%	1,797
2013	16.078646	20.901224	29.99%	2,010
2012	14.107815	16.078646	13.97%	1,304
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2014	19.624877	20.885783	6.43%	7,021
2013	16.456156	19.624877	19.26%	4,250
2012	15.138702	16.456156	8.70%	2,166
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014	10.071973	9.997926	-0.74%	1,768
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2014	15.035641	15.465121	2.86%	125,572
2013	13.457741	15.035641	11.72%	78,562
2012	12.219959	13.457741	10.13%	17,583
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2014	15.532319	16.034880	3.24%	32,732
2013	13.609100	15.532319	14.13%	18,825
2012	12.194817	13.609100	11.60%	4,932
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2014	16.185651	16.732995	3.38%	15,030
2013	13.507103	16.185651	19.83%	2,759
2012	11.881588	13.507103	13.68%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2014	20.252144	17.436911	-13.90%	23,589
2013	16.528028	20.252144	22.53%	18,332
2012	15.989239	16.528028	3.37%	2,081
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2014	20.440533	21.885542	7.07%	100,316
2013	16.201274	20.440533	26.17%	67,831
2012	14.023439	16.201274	15.53%	21,414
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2014	20.775828	22.764038	9.57%	51,612
2013	15.477413	20.775828	34.23%	25,918
2012	13.707490	15.477413	12.91%	2,948

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2014	14.167846	14.769242	4.24%	49,715
2013	14.657541	14.167846	-3.34%	22,527
2012	14.063004	14.657541	4.23%	9,182
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2014	34.806190	36.425827	4.65%	15,806
2013	25.954620	34.806190	34.10%	10,667
2012	22.954492	25.954620	13.07%	2,533
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	12.474214	12.662697	1.51%	76,604
2013	10.211201	12.474214	22.16%	29,179
2012	8.970568	10.211201	13.83%	16,386
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	14.867410	15.351469	3.26%	111,991
2013	13.220142	14.867410	12.46%	60,879
2012	11.890259	13.220142	11.18%	4,659
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2014	31.171545	30.941984	-0.74%	604
2013	23.181387	31.171545	34.47%	609
2012	19.839372	23.181387	16.85%	444
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2014	9.753776	9.803446	0.51%	60,810
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	11.458922	11.756183	2.59%	8,880
2013	10.222938	11.458922	12.09%	185
2012*	10.000000	10.222938	2.23%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.908546	10.235413	3.30%	24,092
2013*	10.000000	9.908546	-0.91%	20,435
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2014	12.293134	11.321978	-7.90%	3,161
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2014	17.399171	16.818536	-3.34%	4,744
2013	13.362779	17.399171	30.21%	2,313
2012	11.040989	13.362779	21.03%	1,175
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2014	12.627093	12.982605	2.82%	19,153
2013	9.958708	12.627093	26.79%	11,334
2012*	10.000000	9.958708	-0.41%	1,941

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	16.928545	15.828728	-6.50%	157,679
2013	13.706700	16.928545	23.51%	96,265
2012	11.653053	13.706700	17.62%	23,578
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	11.795395	11.863786	0.58%	25,540
2013	10.815203	11.795395	9.06%	9,695
2012*	10.000000	10.815203	8.15%	575
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	12.912192	13.747250	6.47%	28,739
2013	10.068050	12.912192	28.25%	21,556
2012*	10.000000	10.068050	0.68%	8,800
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	13.554874	14.511535	7.06%	19,950
2013	10.492598	13.554874	29.19%	15,379
2012	8.583266	10.492598	22.24%	4,548
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	7.291940	7.869904	7.93%	13,519
2013	5.456761	7.291940	33.63%	0
2012	4.640225	5.456761	17.60%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	13.991014	12.138000	-13.24%	9,482
2013	12.403811	13.991014	12.80%	2,202
2012	11.103975	12.403811	11.71%	321
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014	9.842810	9.264351	-5.88%	4,162
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	14.256165	13.016285	-8.70%	13,279
2013	10.228022	14.256165	39.38%	5,727
2012*	10.000000	10.228022	2.28%	813
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	24.199527	26.321762	8.77%	22,988
2013	18.081786	24.199527	33.83%	8,567
2012	15.809554	18.081786	14.37%	1,166
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	15.022071	14.994719	-0.18%	59,289
2013	11.924574	15.022071	25.98%	24,054
2012	10.421665	11.924574	14.42%	4,643

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	13.023906	14.273964	9.60%	7,815
2013	10.196613	13.023906	27.73%	6,715
2012	9.079969	10.196613	12.30%	3,060
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2014	20.232022	22.554556	11.48%	11,166
2013	15.567756	20.232022	29.96%	9,837
2012	13.782314	15.567756	12.95%	2,668
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	14.167869	14.681544	3.63%	1,994,380
2013	11.643296	14.167869	21.68%	1,187,289
2012	10.194744	11.643296	14.21%	304,819
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	11.371131	11.782059	3.61%	1,978,251
2013	11.825276	11.371131	-3.84%	1,144,708
2012	11.414478	11.825276	3.60%	250,812
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	15.449373	15.528434	0.51%	184,849
2013	12.167775	15.449373	26.97%	101,747
2012	10.098071	12.167775	20.50%	25,077
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	13.922005	14.849473	6.66%	205,989
2013	10.882845	13.922005	27.93%	79,232
2012	9.392119	10.882845	15.87%	26,672
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	12.392386	13.482238	8.79%	2,069,103
2013	9.442516	12.392386	31.24%	1,322,792
2012	8.172677	9.442516	15.54%	365,930
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	21.200477	21.458525	1.22%	6,138
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2014	23.772500	25.557890	7.51%	12,326
2013	17.801528	23.772500	33.54%	6,007
2012	15.263091	17.801528	16.63%	1,610
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2014	12.513978	13.161469	5.17%	3,271
2013	8.833333	12.513978	41.67%	5,335
2012	7.660316	8.833333	15.31%	2,921

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2014	13.886551	15.146489	9.07%	64,594
2013	10.154564	13.886551	36.75%	54,806
2012	9.237127	10.154564	9.93%	53,487
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	12.451663	12.842453	3.14%	27,369
2013	9.743653	12.451663	27.79%	3,433
2012	8.499356	9.743653	14.64%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	12.327993	12.690633	2.94%	1,951,736
2013	10.893639	12.327993	13.17%	1,405,768
2012	9.938199	10.893639	9.61%	585,301
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	12.515531	12.933092	3.34%	83,938
2013	10.458384	12.515531	19.67%	41,140
2012	9.324356	10.458384	12.16%	30,740
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.730417	11.964218	1.99%	352,676
2013	11.326218	11.730417	3.57%	246,452
2012	10.675245	11.326218	6.10%	75,861
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.825854	10.926615	0.93%	2,621,775
2013*	10.000000	10.825854	8.26%	572,308
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.964383	10.931527	-0.30%	6,262,802
2013*	10.000000	10.964383	9.64%	1,997,844
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	12.426087	12.825049	3.21%	1,379,738
2013	10.686963	12.426087	16.27%	1,321,765
2012	9.636061	10.686963	10.91%	189,109
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	12.463956	12.863113	3.20%	5,491
2013	10.161260	12.463956	22.66%	1,972
2012	8.984882	10.161260	13.09%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	12.177203	12.509532	2.73%	561,070
2013	11.091106	12.177203	9.79%	442,530
2012	10.211873	11.091106	8.61%	166,105

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2014	11.939941	12.336118	3.32%	20,041
2013	12.360305	11.939941	-3.40%	13,379
2012	11.651623	12.360305	6.08%	2,450
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	12.913677	13.368004	3.52%	31,003
2013	13.357432	12.913677	-3.32%	7,411
2012	12.634477	13.357432	5.72%	2,330
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2014	32.075590	29.844449	-6.96%	8,316
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - NQ
2014	55.956777	57.752811	3.21%	678
2013	59.090227	55.956777	-5.30%	0
2012	58.094578	59.090227	1.71%	139
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q
2014	56.104961	57.905756	3.21%	127
2013	59.246711	56.104961	-5.30%	90
2012	58.248425	59.246711	1.71%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2014	9.120905	8.937541	-2.01%	12,938
2013	7.860500	9.120905	16.03%	6,382
2012	6.911842	7.860500	13.73%	3,521
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2014	10.629783	9.842403	-7.41%	2,619
2013	8.899785	10.629783	19.44%	951
2012	7.628054	8.899785	16.67%	609
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	18.689197	19.365849	3.62%	0
2013	14.880689	18.689197	25.59%	0
2012	13.008386	14.880689	14.39%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	15.051921	15.537445	3.23%	1,075,665
2013	13.445256	15.051921	11.95%	821,850
2012	12.453829	13.445256	7.96%	366,605
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	17.091735	17.748766	3.84%	42,402
2013	14.491720	17.091735	17.94%	16,794
2012	13.080661	14.491720	10.79%	3,129

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	13.824513	14.175624	2.54%	340,755
2013	13.361029	13.824513	3.47%	240,936
2012	12.871264	13.361029	3.81%	165,253
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.660597	10.780413	1.12%	1,738,429
2013*	10.000000	10.660597	6.61%	370,703
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.749073	10.793271	0.41%	3,689,893
2013*	10.000000	10.749073	7.49%	958,973
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	16.707801	17.344999	3.81%	837,879
2013	14.514442	16.707801	15.11%	841,469
2012	13.271179	14.514442	9.37%	101,242
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	18.021349	18.668782	3.59%	53,034
2013	14.919941	18.021349	20.79%	14,825
2012	13.288387	14.919941	12.28%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	15.509387	16.033270	3.38%	229,462
2013	14.221146	15.509387	9.06%	155,446
2012	13.336642	14.221146	6.63%	46,050
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2014	20.945809	22.443641	7.15%	1,702
2013	15.571403	20.945809	34.51%	1,301
2012	13.322678	15.571403	16.88%	921
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2014*	10.000000	9.944781	-0.55%	1,483,205
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2014*	10.000000	10.140998	1.41%	182,241
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	25.353753	27.381525	8.00%	6,679
2013	19.306983	25.353753	31.32%	2,129
2012	16.652215	19.306983	15.94%	822
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	26.657539	26.310999	-1.30%	60,169
2013	27.008645	26.657539	-1.30%	110,758
2012	27.365352	27.008645	-1.30%	7,053

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	17.485835	17.928782	2.53%	48,925
2013	17.917617	17.485835	-2.41%	34,134
2012	16.173014	17.917617	10.79%	7,293
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	11.134515	10.841177	-2.63%	6,547
2013	9.317313	11.134515	19.50%	5,465
2012	8.171995	9.317313	14.02%	1,902
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014	17.723427	15.800174	-10.85%	12,201
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	13.312694	14.473087	8.72%	28,082
2013	10.034666	13.312694	32.67%	9,805
2012	8.754200	10.034666	14.63%	4,186
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	12.626278	13.738665	8.81%	23,368
2013	9.474025	12.626278	33.27%	15,559
2012	8.163084	9.474025	16.06%	3,906
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	14.164867	14.500762	2.37%	4,345
2013	10.354080	14.164867	36.80%	2,778
2012	9.150703	10.354080	13.15%	175
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	15.101350	17.441873	15.50%	3,926
2013	11.276879	15.101350	33.91%	1,520
2012	9.820513	11.276879	14.83%	141
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2014	21.111083	21.365507	1.21%	1,801
2013	14.858613	21.111083	42.08%	221
2012	13.311867	14.858613	11.62%	284
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2014	30.657604	32.306150	5.38%	7,727
2013	22.182797	30.657604	38.20%	5,600
2012	18.682235	22.182797	18.74%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2014	29.022648	28.804598	-0.75%	1,693
2013	20.921043	29.022648	38.72%	1,643
2012	18.396109	20.921043	13.73%	0

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2014	18.885193	20.842235	10.36%	510
2013	14.629438	18.885193	29.09%	579
2012	13.019696	14.629438	12.36%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	11.165751	14.173227	26.93%	24,451
2013	11.015389	11.165751	1.37%	11,201
2012	9.656214	11.015389	14.08%	2,749
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2014	11.698844	13.056769	11.61%	153,675
2013*	10.000000	11.698844	16.99%	42,319
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.632633	10.546244	-0.81%	107,700
2013	10.761332	10.632633	-1.20%	44,043
2012	10.532312	10.761332	2.17%	12,414
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2014	12.569682	12.970958	3.19%	13,679
2013*	10.000000	12.569682	25.70%	3,233
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	16.397851	14.866112	-9.34%	25,131
2013	13.833939	16.397851	18.53%	14,261
2012	11.723024	13.833939	18.01%	4,640
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2014	10.765876	10.911782	1.36%	5,061
2013	10.149856	10.765876	6.07%	0
2012*	10.000000	10.149856	1.50%	0
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2014	11.720156	11.670056	-0.43%	12,406
2013	10.268646	11.720156	14.14%	0
2012*	10.000000	10.268646	2.69%	0
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2014	11.367494	11.500049	1.17%	9,548
2013	10.286304	11.367494	10.51%	0
2012*	10.000000	10.286304	2.86%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	27.359465	27.558987	0.73%	11,889
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	9.034020	-9.66%	12,083

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2014	20.386676	22.214411	8.97%	14,799
2013	15.714632	20.386676	29.73%	9,456
2012	13.654221	15.714632	15.09%	2,164
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2014	30.377745	33.477218	10.20%	6,236
2013	21.886628	30.377745	38.80%	4,713
2012	18.845528	21.886628	16.14%	2,444
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.497838	10.408498	-0.85%	23,881
2013	10.624494	10.497838	-1.19%	13,819
2012*	10.000000	10.624494	6.24%	6,668
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014	9.155270	9.163182	0.09%	1,299
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	12.027758	11.907130	-1.00%	6,548
2013	13.042689	12.027758	-7.78%	3,754
2012	12.557857	13.042689	3.86%	3,178
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	11.648781	11.583367	-0.56%	217,395
2013	11.829684	11.648781	-1.53%	155,968
2012	11.334165	11.829684	4.37%	28,993
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.452058	10.746116	2.81%	204,072
2013	10.811694	10.452058	-3.33%	180,230
2012	10.004024	10.811694	8.07%	80,529
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2014	22.066684	28.580474	29.52%	33,093
2013	14.854028	22.066684	48.56%	18,648
2012	11.488675	14.854028	29.29%	2,290
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.494193	8.353783	-20.40%	30,539
2013	9.639938	10.494193	8.86%	21,273
2012*	10.000000	9.639938	-3.60%	8,412
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	24.654228	23.876779	-3.15%	14,080
2013	16.626985	24.654228	48.28%	6,351
2012	15.617243	16.626985	6.47%	1,029

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2014	11.180324	11.475907	2.64%	47,147
2013	10.140494	11.180324	10.25%	33,551
2012*	10.000000	10.140494	1.40%	20,597
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	32.341074	34.705808	7.31%	22,535
2013	23.855345	32.341074	35.57%	5,665
2012	20.443677	23.855345	16.69%	486
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	13.386176	13.620468	1.75%	63,618
2013	14.849176	13.386176	-9.85%	59,784
2012	14.038950	14.849176	5.77%	14,167
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2014	20.308520	23.252270	14.50%	26,799
2013	15.871948	20.308520	27.95%	16,749
2012	13.864384	15.871948	14.48%	1,789
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2014	12.015318	12.179333	1.37%	844,186
2013	10.116372	12.015318	18.77%	491,789
2012*	10.000000	10.116372	1.16%	49,425
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	15.101908	15.162806	0.40%	306,597
2013	13.400106	15.101908	12.70%	141,061
2012	12.371587	13.400106	8.31%	33,788
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2014	12.218031	12.710932	4.03%	12,035
2013*	10.000000	12.218031	22.18%	1,051
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.874804	8.75%	17,206
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	33.088129	34.260992	3.54%	2,235
2013	23.872229	33.088129	38.61%	2,185
2012	20.940231	23.872229	14.00%	707
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2014	22.281987	24.823836	11.41%	3,309
2013	17.175596	22.281987	29.73%	3,163
2012	15.100981	17.175596	13.74%	5,685
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2014	21.095858	22.405778	6.21%	15,703
2013	17.725526	21.095858	19.01%	10,334
2012	16.339629	17.725526	8.48%	2,281

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014	10.058270	9.964097	-0.94%	9,823
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2014	14.773700	15.164901	2.65%	92,983
2013	13.250120	14.773700	11.50%	13,566
2012	12.055916	13.250120	9.91%	1,762
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2014	15.261712	15.723594	3.03%	26,555
2013	13.399134	15.261712	13.90%	29,898
2012	12.031099	13.399134	11.37%	21,251
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2014	15.903619	16.408113	3.17%	8,411
2013	13.298675	15.903619	19.59%	1,144
2012	11.722046	13.298675	13.45%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2014	19.899161	17.098213	-14.08%	52,092
2013	16.272913	19.899161	22.28%	25,991
2012	15.774479	16.272913	3.16%	10,072
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2014	21.607082	23.087678	6.85%	115,273
2013	17.160639	21.607082	25.91%	71,996
2012	14.884062	17.160639	15.30%	18,828
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2014	22.714143	24.837424	9.35%	65,223
2013	16.955741	22.714143	33.96%	56,191
2012	15.047317	16.955741	12.68%	8,660
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2014	13.527342	14.072984	4.03%	66,890
2013	14.023325	13.527342	-3.54%	45,337
2012	13.481898	14.023325	4.02%	16,706
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2014	35.397752	36.969835	4.44%	20,643
2013	26.449304	35.397752	33.83%	12,636
2012	23.439599	26.449304	12.84%	930
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	12.331646	12.492611	1.31%	128,865
2013	10.114985	12.331646	21.91%	39,207
2012	8.904117	10.114985	13.60%	2,075

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	14.637928	15.083890	3.05%	162,825
2013	13.042512	14.637928	12.23%	90,996
2012	11.754372	13.042512	10.96%	35,450
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2014	32.771185	32.463879	-0.94%	2,261
2013	24.420447	32.771185	34.20%	3,681
2012	20.942325	24.420447	16.61%	1,132
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2014	9.740559	9.770332	0.31%	120,479
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	11.420270	11.692785	2.39%	42,810
2013	10.209122	11.420270	11.86%	14,764
2012*	10.000000	10.209122	2.09%	6,462
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.895117	10.200841	3.09%	20,979
2013*	10.000000	9.895117	-1.05%	14,521
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2014	12.214470	11.226719	-8.09%	8,147
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2014	17.287894	16.677082	-3.53%	2,486
2013	13.304255	17.287894	29.94%	1,180
2012	11.014999	13.304255	20.78%	793
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2014	12.584499	12.912582	2.61%	50,335
2013	9.945246	12.584499	26.54%	11,754
2012*	10.000000	9.945246	-0.55%	3,484
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	16.769076	15.647829	-6.69%	315,054
2013	13.605136	16.769076	23.26%	108,241
2012	11.590239	13.605136	17.38%	46,833
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	11.755603	11.799816	0.38%	54,259
2013	10.800595	11.755603	8.84%	22,147
2012*	10.000000	10.800595	8.01%	7,301
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	12.868630	13.673097	6.25%	53,615
2013	10.054450	12.868630	27.99%	23,892
2012*	10.000000	10.054450	0.54%	8,634

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	27.712084	29.607804	6.84%	13,106
2013	21.494993	27.712084	28.92%	10,312
2012	17.619325	21.494993	22.00%	2,596
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	13.264828	14.287203	7.71%	18,697
2013	9.946570	13.264828	33.36%	10,449
2012*	10.000000	9.946570	-0.53%	793
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	34.059408	29.488521	-13.42%	5,738
2013	30.256865	34.059408	12.57%	1,628
2012	27.141314	30.256865	11.48%	36
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014	9.829484	9.233048	-6.07%	16,462
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	14.208095	12.946089	-8.88%	34,032
2013	10.214213	14.208095	39.10%	16,649
2012*	10.000000	10.214213	2.14%	3,542
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	25.598429	27.786939	8.55%	24,869
2013	19.165838	25.598429	33.56%	11,729
2012	16.791481	19.165838	14.14%	1,904
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	14.910887	14.853591	-0.38%	87,795
2013	11.860324	14.910887	25.72%	39,520
2012	10.386610	11.860324	14.19%	3,293
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	12.953675	14.168218	9.38%	27,632
2013	10.162203	12.953675	27.47%	5,605
2012	9.067741	10.162203	12.07%	2,922
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2014	20.041485	22.296873	11.25%	7,757
2013	15.452427	20.041485	29.70%	1,273
2012	13.708059	15.452427	12.73%	227
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	13.949176	14.425632	3.42%	1,006,064
2013	11.486841	13.949176	21.44%	411,402
2012	10.078216	11.486841	13.98%	63,378

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	11.195652	11.576733	3.40%	502,831
2013	11.666419	11.195652	-4.04%	314,425
2012	11.284076	11.666419	3.39%	60,799
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	15.210958	15.257817	0.31%	120,278
2013	12.004302	15.210958	26.71%	43,524
2012	9.982671	12.004302	20.25%	1,192
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	13.707124	14.590661	6.45%	216,200
2013	10.736608	13.707124	27.67%	64,096
2012	9.284769	10.736608	15.64%	8,904
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	12.225884	13.274140	8.57%	711,102
2013	9.334537	12.225884	30.97%	409,433
2012	8.095662	9.334537	15.30%	101,812
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	19.980044	20.182268	1.01%	4,640
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2014	23.253744	24.949517	7.29%	22,411
2013	17.448408	23.253744	33.27%	17,390
2012	14.990766	17.448408	16.39%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2014	12.370862	12.984574	4.96%	0
2013	8.750033	12.370862	41.38%	0
2012	7.603512	8.750033	15.08%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2014	13.727804	14.943004	8.85%	26,060
2013	10.058850	13.727804	36.47%	26,186
2012	9.168679	10.058850	9.71%	26,941
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	12.309310	12.669896	2.93%	48,666
2013	9.651801	12.309310	27.53%	12,211
2012	8.436374	9.651801	14.41%	737
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	12.187106	12.520180	2.73%	476,314
2013	10.790994	12.187106	12.94%	307,377
2012	9.864594	10.790994	9.39%	111,573

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	12.372459	12.759356	3.13%	70,141
2013	10.359815	12.372459	19.43%	59,927
2012	9.255266	10.359815	11.93%	20,645
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.596375	11.803545	1.79%	65,521
2013	11.219522	11.596375	3.36%	15,910
2012	10.596201	11.219522	5.88%	6,068
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.811191	10.889702	0.73%	589,701
2013*	10.000000	10.811191	8.11%	207,583
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.949532	10.894591	-0.50%	1,332,622
2013*	10.000000	10.949532	9.50%	417,696
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	12.284112	12.652825	3.00%	541,807
2013	10.586292	12.284112	16.04%	451,079
2012	9.564729	10.586292	10.68%	17,750
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	12.321460	12.690284	2.99%	118,065
2013	10.065473	12.321460	22.41%	34,568
2012	8.918301	10.065473	12.86%	18,989
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	12.038041	12.341521	2.52%	190,751
2013	10.986603	12.038041	9.57%	141,334
2012	10.136240	10.986603	8.39%	55,081
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2014	11.803521	12.170461	3.11%	26,953
2013	12.243899	11.803521	-3.60%	69,251
2012	11.565384	12.243899	5.87%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	12.766100	13.188452	3.31%	14,961
2013	13.231603	12.766100	-3.52%	12,889
2012	12.540931	13.231603	5.51%	3,491
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2014	32.747134	30.407499	-7.14%	31,822
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	12.560856	12.937757	3.00%	736
2013	13.291183	12.560856	-5.49%	0
2012	13.093826	13.291183	1.51%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2014	9.016627	8.817441	-2.21%	50,518
2013	7.786405	9.016627	15.80%	6,175
2012	6.860618	7.786405	13.49%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2014	10.465650	9.670779	-7.60%	34,984
2013	8.780151	10.465650	19.20%	2,516
2012	7.540827	8.780151	16.43%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	23.486640	24.287676	3.41%	16,321
2013	18.738447	23.486640	25.34%	8,246
2012	16.414092	18.738447	14.16%	16,216
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	14.910100	15.359866	3.02%	325,430
2013	13.345609	14.910100	11.72%	196,083
2012	12.386680	13.345609	7.74%	29,940
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	16.930775	17.546007	3.63%	59,354
2013	14.384375	16.930775	17.70%	28,808
2012	13.010184	14.384375	10.56%	8,976
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	13.768156	14.089226	2.33%	93,073
2013	13.333587	13.768156	3.26%	71,724
2012	12.870975	13.333587	3.59%	54,520
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.646159	10.743986	0.92%	479,004
2013*	10.000000	10.646159	6.46%	165,773
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.734514	10.756801	0.21%	704,772
2013*	10.000000	10.734514	7.35%	116,896
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	18.715490	19.389892	3.60%	225,919
2013	16.291577	18.715490	14.88%	142,276
2012	14.926410	16.291577	9.15%	21,236
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	21.510824	22.238462	3.38%	27,132
2013	17.845023	21.510824	20.54%	19,694
2012	15.925956	17.845023	12.05%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	16.298023	16.814401	3.17%	19,830
2013	14.974615	16.298023	8.84%	16,365
2012	14.071828	14.974615	6.42%	12,660
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2014	20.748524	22.187207	6.93%	18,585
2013	15.456042	20.748524	34.24%	527
2012	13.250874	15.456042	16.64%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2014*	10.000000	9.935392	-0.65%	452,527
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2014*	10.000000	10.131414	1.31%	22,308
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	31.550414	34.004748	7.78%	29,426
2013	24.074509	31.550414	31.05%	2,173
2012	20.806439	24.074509	15.71%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	9.868932	9.720901	-1.50%	180,251
2013	10.019216	9.868932	-1.50%	60,412
2012	10.172213	10.019216	-1.50%	19,182
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	14.943173	15.290661	2.33%	57,024
2013	15.343265	14.943173	-2.61%	25,266
2012	13.877508	15.343265	10.56%	6,334
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	11.007230	10.695524	-2.83%	42,466
2013	9.229482	11.007230	19.26%	29,071
2012	8.111439	9.229482	13.78%	12,027
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014	17.343951	15.430519	-11.03%	29,149
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	13.160554	14.278705	8.50%	46,867
2013	9.940116	13.160554	32.40%	25,053
2012	8.689350	9.940116	14.39%	11,298
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	12.481965	13.554112	8.59%	86,596
2013	9.384732	12.481965	33.00%	41,673
2012	8.102602	9.384732	15.82%	17,333

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	14.002987	14.305996	2.16%	31,861
2013	10.256516	14.002987	36.53%	8,717
2012	9.082922	10.256516	12.92%	3,728
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	14.928741	17.207586	15.26%	21,613
2013	11.170595	14.928741	33.64%	12,040
2012	9.747754	11.170595	14.60%	6,019
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2014	22.328965	22.552272	1.00%	16,774
2013	15.747665	22.328965	41.79%	3,608
2012	14.137076	15.747665	11.39%	1,471
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2014	32.254860	33.920408	5.16%	4,239
2013	23.385855	32.254860	37.92%	1,300
2012	19.735508	23.385855	18.50%	188
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2014	30.184230	29.896743	-0.95%	2,881
2013	21.802509	30.184230	38.44%	273
2012	19.210199	21.802509	13.49%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2014	20.105154	22.143658	10.14%	1,160
2013	15.606084	20.105154	28.83%	456
2012	13.917143	15.606084	12.14%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	11.038053	13.982783	26.68%	43,758
2013	10.911512	11.038053	1.16%	24,230
2012	9.584620	10.911512	13.84%	4,177
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2014	11.683009	13.012667	11.38%	385,469
2013*	10.000000	11.683009	16.83%	75,810
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.511125	10.404610	-1.01%	68,837
2013	10.659964	10.511125	-1.40%	28,218
2012	10.454338	10.659964	1.97%	17,423
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2014	12.552670	12.927151	2.98%	36,419
2013*	10.000000	12.552670	25.53%	6,812

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	16.243345	14.696173	-9.52%	14,106
2013	13.731408	16.243345	18.29%	5,210
2012	11.659822	13.731408	17.77%	469
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2014	10.740556	10.864060	1.15%	12,445
2013	10.146540	10.740556	5.85%	1,198
2012*	10.000000	10.146540	1.47%	0
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2014	11.692584	11.619007	-0.63%	4,286
2013	10.265293	11.692584	13.90%	0
2012*	10.000000	10.265293	2.65%	0
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2014	11.340761	11.449748	0.96%	11,221
2013	10.282947	11.340761	10.29%	2,230
2012*	10.000000	10.282947	2.83%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	29.698897	29.854846	0.53%	18,429
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	9.021770	-9.78%	11,833
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2014	21.619216	23.509733	8.74%	10,419
2013	16.698524	21.619216	29.47%	5,846
2012	14.538622	16.698524	14.86%	2,446
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2014	32.401575	35.635188	9.98%	9,686
2013	23.392100	32.401575	38.52%	4,718
2012	20.182810	23.392100	15.90%	822
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.462421	10.352353	-1.05%	91,926
2013	10.610149	10.462421	-1.39%	60,841
2012*	10.000000	10.610149	6.10%	3,234
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014	9.142817	9.132165	-0.12%	4,360
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.914392	11.770993	-1.20%	15,723
2013	12.945992	11.914392	-7.97%	4,731
2012	12.490136	12.945992	3.65%	2,123

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	11.538994	11.450958	-0.76%	175,504
2013	11.741977	11.538994	-1.73%	85,979
2012	11.273050	11.741977	4.16%	28,591
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.395694	10.666500	2.60%	202,169
2013	10.775226	10.395694	-3.52%	152,314
2012	9.990587	10.775226	7.85%	48,615
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2014	21.903420	28.311582	29.26%	66,675
2013	14.774016	21.903420	48.26%	44,097
2012	11.450026	14.774016	29.03%	5,751
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.458766	8.308666	-20.56%	73,113
2013	9.626904	10.458766	8.64%	34,616
2012*	10.000000	9.626904	-3.73%	4,647
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	24.201975	23.391272	-3.35%	41,390
2013	16.355079	24.201975	47.98%	20,817
2012	15.393121	16.355079	6.25%	8,227

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2014	11.151988	11.429387	2.49%	0
2013	10.130211	11.151988	10.09%	0
2012*	10.000000	10.130211	1.30%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	31.809470	34.083346	7.15%	5,288
2013	23.498981	31.809470	35.37%	874
2012	20.169062	23.498981	16.51%	542
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	13.163643	13.373647	1.60%	31,651
2013	14.624601	13.163643	-9.99%	30,531
2012	13.847781	14.624601	5.61%	12,743
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2014	20.042136	22.912332	14.32%	2,653
2013	15.687623	20.042136	27.76%	1,805
2012	13.724321	15.687623	14.31%	1,109
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2014	11.994071	12.139277	1.21%	163,448
2013	10.113887	11.994071	18.59%	93,689
2012*	10.000000	10.113887	1.14%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	14.994880	15.032422	0.25%	32,728
2013	13.325434	14.994880	12.53%	9,700
2012	12.321456	13.325434	8.15%	3,579
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2014	12.205609	12.678662	3.88%	12,284
2013*	10.000000	12.205609	22.06%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.863731	8.64%	141
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	32.544252	33.646506	3.39%	2,512
2013	23.515604	32.544252	38.39%	2,493
2012	20.658938	23.515604	13.83%	96
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2014	21.915734	24.378637	11.24%	0
2013	16.919025	21.915734	29.53%	0
2012	14.898131	16.919025	13.56%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2014	20.749127	22.003955	6.05%	7,841
2013	17.460762	20.749127	18.83%	0
2012	16.120166	17.460762	8.32%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014	10.047989	9.938750	-1.09%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2014	14.579871	14.943153	2.49%	26,054
2013	13.096219	14.579871	11.33%	16,910
2012	11.934095	13.096219	9.74%	1,640
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2014	15.061455	15.493642	2.87%	0
2013	13.243470	15.061455	13.73%	0
2012	11.909512	13.243470	11.20%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2014	15.694928	16.168132	3.02%	0
2013	13.144174	15.694928	19.41%	0
2012	11.603570	13.144174	13.28%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2014	19.637967	16.848051	-14.21%	21,177
2013	16.083805	19.637967	22.10%	17,143
2012	15.615016	16.083805	3.00%	6,076
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2014	21.251873	22.673548	6.69%	18,170
2013	16.904240	21.251873	25.72%	15,865
2012	14.684086	16.904240	15.12%	4,969
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2014	22.340738	24.391915	9.18%	31,586
2013	16.702413	22.340738	33.76%	6,301
2012	14.845147	16.702413	12.51%	1,000
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2014	13.305010	13.820605	3.88%	5,332
2013	13.813877	13.305010	-3.68%	5,145
2012	13.300838	13.813877	3.86%	8,424
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2014	34.815999	36.306858	4.28%	3,365
2013	26.054250	34.815999	33.63%	2,544
2012	23.124802	26.054250	12.67%	570
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	12.225632	12.366353	1.15%	33,756
2013	10.043302	12.225632	21.73%	29,320
2012	8.854528	10.043302	13.43%	22,534

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	14.467906	14.885982	2.89%	8,241
2013	12.910664	14.467906	12.06%	5,414
2012	11.653327	12.910664	10.79%	415
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2014	32.232450	31.881551	-1.09%	158
2013	24.055596	32.232450	33.99%	158
2012	20.660964	24.055596	16.43%	48
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2014	9.730649	9.745520	0.15%	4,209
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	11.391312	11.645371	2.23%	0
2013	10.198760	11.391312	11.69%	0
2012*	10.000000	10.198760	1.99%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.885040	10.174936	2.93%	0
2013*	10.000000	9.885040	-1.15%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2014	12.155714	11.155689	-8.23%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2014	17.204761	16.571602	-3.68%	0
2013	13.260459	17.204761	29.74%	0
2012	10.995515	13.260459	20.60%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2014	12.552587	12.860223	2.45%	2,699
2013	9.935147	12.552587	26.35%	2,047
2012*	10.000000	9.935147	-0.65%	2,312
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	16.650245	15.513267	-6.83%	31,682
2013	13.529317	16.650245	23.07%	20,374
2012	11.543254	13.529317	17.21%	18,829
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	11.725794	11.751983	0.22%	10,834
2013	10.789629	11.725794	8.68%	8,508
2012*	10.000000	10.789629	7.90%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	12.836009	13.617682	6.09%	4,888
2013	10.044239	12.836009	27.79%	3,882
2012*	10.000000	10.044239	0.44%	816

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	27.256491	29.076710	6.68%	527
2013	21.173835	27.256491	28.73%	1,138
2012	17.382589	21.173835	21.81%	545
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	13.230980	14.229062	7.54%	7,553
2013	9.936310	13.230980	33.16%	2,688
2012*	10.000000	9.936310	-0.64%	2,038
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	33.499463	28.959507	-13.55%	0
2013	29.804798	33.499463	12.40%	232
2012	26.776690	29.804798	11.31%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014	9.819462	9.209577	-6.21%	279
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	14.172082	12.893589	-9.02%	3,008
2013	10.203835	14.172082	38.89%	2,762
2012*	10.000000	10.203835	2.04%	703
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	25.177682	27.288613	8.38%	24,769
2013	18.879545	25.177682	33.36%	1,926
2012	16.565938	18.879545	13.97%	936
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	14.827911	14.748434	-0.54%	24,285
2013	11.812291	14.827911	25.53%	6,126
2012	10.360352	11.812291	14.01%	404
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	12.901183	14.089323	9.21%	0
2013	10.136450	12.901183	27.28%	0
2012	9.058584	10.136450	11.90%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2014	19.899468	22.105173	11.08%	419
2013	15.366307	19.899468	29.50%	348
2012	13.652497	15.366307	12.55%	389
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	13.787099	14.236307	3.26%	167,559
2013	11.370678	13.787099	21.25%	93,140
2012	9.991547	11.370678	13.80%	83,496

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	11.065597	11.424829	3.25%	111,166
2013	11.548489	11.065597	-4.18%	69,004
2012	11.187080	11.548489	3.23%	28,151
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	15.034179	15.057525	0.16%	3,927
2013	11.882881	15.034179	26.52%	3,687
2012	9.896797	11.882881	20.07%	769
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	13.547789	14.399082	6.28%	19,683
2013	10.627978	13.547789	27.47%	9,841
2012	9.204869	10.627978	15.46%	354
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	12.102238	13.119893	8.41%	117,602
2013	9.254218	12.102238	30.78%	80,222
2012	8.038264	9.254218	15.13%	38,534
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	19.651702	19.820365	0.86%	2,323
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2014	22.871470	24.501990	7.13%	3,315
2013	17.187714	22.871470	33.07%	3,066
2012	14.789355	17.187714	16.22%	1,595
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2014	12.264459	12.853274	4.80%	1,214
2013	8.687989	12.264459	41.17%	887
2012	7.561134	8.687989	14.90%	951
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2014	13.609689	14.791884	8.69%	0
2013	9.987496	13.609689	36.27%	0
2012	9.117565	9.987496	9.54%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	12.203446	12.541800	2.77%	0
2013	9.583379	12.203446	27.34%	0
2012	8.389357	9.583379	14.23%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	12.082298	12.393614	2.58%	51,220
2013	10.714519	12.082298	12.77%	23,153
2012	9.809665	10.714519	9.22%	10,798

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	12.266075	12.630362	2.97%	5,908
2013	10.286396	12.266075	19.25%	0
2012	9.203721	10.286396	11.76%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.496666	11.684228	1.63%	10,653
2013	11.140023	11.496666	3.20%	2,094
2012	10.537207	11.140023	5.72%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.800181	10.862050	0.57%	74,117
2013*	10.000000	10.800181	8.00%	55,623
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.938387	10.866922	-0.65%	271,191
2013*	10.000000	10.938387	9.38%	99,963
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	12.178483	12.524925	2.84%	50,786
2013	10.511275	12.178483	15.86%	45,157
2012	9.511460	10.511275	10.51%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	12.215547	12.562036	2.84%	0
2013	9.994167	12.215547	22.23%	0
2012	8.868653	9.994167	12.69%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	11.934538	12.216771	2.36%	2,483
2013	10.908749	11.934538	9.40%	7,112
2012	10.079800	10.908749	8.22%	4,630
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2014	11.702042	12.047456	2.95%	5,206
2013	12.157146	11.702042	-3.74%	15,802
2012	11.500995	12.157146	5.71%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	12.656385	13.055192	3.15%	467
2013	13.137892	12.656385	-3.67%	0
2012	12.471155	13.137892	5.35%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2014	32.208857	29.862097	-7.29%	6,272
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	12.354370	12.705689	2.84%	2,476
2013	13.092624	12.354370	-5.64%	86
2012	12.917941	13.092624	1.35%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2014	8.939087	8.728301	-2.36%	0
2013	7.731207	8.939087	15.62%	0
2012	6.822389	7.731207	13.32%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2014	10.344002	9.543806	-7.74%	177
2013	8.691317	10.344002	19.02%	0
2012	7.475938	8.691317	16.26%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	23.100556	23.852035	3.25%	0
2013	18.458503	23.100556	25.15%	0
2012	16.193584	18.458503	13.99%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	14.804424	15.227773	2.86%	43,660
2013	13.271239	14.804424	11.55%	34,381
2012	12.336491	13.271239	7.58%	47,035
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	16.810804	17.395140	3.48%	4,285
2013	14.304216	16.810804	17.52%	0
2012	12.957463	14.304216	10.39%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	13.541776	13.836473	2.18%	0
2013	13.134348	13.541776	3.10%	3,766
2012	12.698037	13.134348	3.44%	3,809
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.635326	10.716720	0.77%	65,765
2013*	10.000000	10.635326	6.35%	23,582
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.723588	10.729490	0.06%	99,958
2013*	10.000000	10.723588	7.24%	26,045
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	18.407859	19.042127	3.45%	4,352
2013	16.048214	18.407859	14.70%	1,725
2012	14.725918	16.048214	8.98%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	21.157248	21.839610	3.23%	0
2013	17.578460	21.157248	20.36%	0
2012	15.712035	17.578460	11.88%	6,050

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	16.030088	16.512796	3.01%	1,587
2013	14.750895	16.030088	8.67%	987
2012	13.882794	14.750895	6.25%	313
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2014	20.601502	21.996440	6.77%	72
2013	15.369911	20.601502	34.04%	0
2012	13.197181	15.369911	16.46%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2014*	10.000000	9.928340	-0.72%	20,182
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2014*	10.000000	10.124221	1.24%	10,278
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	31.031799	33.394841	7.61%	3,445
2013	23.714870	31.031799	30.85%	2,037
2012	20.526948	23.714870	15.53%	163
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	9.706126	9.545978	-1.65%	9,762
2013	9.868965	9.706126	-1.65%	9,128
2012	10.034988	9.868965	-1.65%	4,186
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	14.697545	15.016419	2.17%	5,601
2013	15.114071	14.697545	-2.76%	3,453
2012	13.691103	15.114071	10.39%	2,424
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	10.912556	10.587382	-2.98%	727
2013	9.164052	10.912556	19.08%	450
2012	8.066245	9.164052	13.61%	335
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014	17.064210	15.158501	-11.17%	109
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	13.047356	14.134326	8.33%	1,319
2013	9.869637	13.047356	32.20%	1,332
2012	8.640935	9.869637	14.22%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	12.374602	13.417060	8.42%	2,296
2013	9.318191	12.374602	32.80%	2,254
2012	8.057449	9.318191	15.65%	991

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	13.882497	14.161282	2.01%	4,753
2013	10.183767	13.882497	36.32%	3,961
2012	9.032284	10.183767	12.75%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	14.800321	17.033591	15.09%	1,647
2013	11.091371	14.800321	33.44%	121
2012	9.693418	11.091371	14.42%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2014	21.961929	22.147784	0.85%	102
2013	15.512400	21.961929	41.58%	83
2012	13.947162	15.512400	11.22%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2014	31.724661	33.312036	5.00%	68
2013	23.036487	31.724661	37.71%	57
2012	19.470383	23.036487	18.32%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2014	29.688039	29.360475	-1.10%	434
2013	21.476771	29.688039	38.23%	271
2012	18.952108	21.476771	13.32%	329
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2014	19.774667	21.746498	9.97%	84
2013	15.372947	19.774667	28.63%	0
2012	13.730201	15.372947	11.96%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	10.943023	13.841305	26.49%	11,616
2013	10.834078	10.943023	1.01%	4,698
2012	9.531130	10.834078	13.67%	1,460
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2014	11.671121	12.979641	11.21%	28,293
2013*	10.000000	11.671121	16.71%	3,738
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.420778	10.299452	-1.16%	2,985
2013	10.584447	10.420778	-1.55%	4,090
2012	10.396146	10.584447	1.81%	2,046
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2014	12.539903	12.894319	2.83%	10,132
2013*	10.000000	12.539903	25.40%	3,429

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	16.128251	14.569816	-9.66%	1,692
2013	13.654891	16.128251	18.11%	2,527
2012	11.612565	13.654891	17.59%	1,558
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2014	10.721577	10.828346	1.00%	1,292
2013	10.144054	10.721577	5.69%	458
2012*	10.000000	10.144054	1.44%	0
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2014	11.671931	11.580816	-0.78%	434
2013	10.262777	11.671931	13.73%	435
2012*	10.000000	10.262777	2.63%	0
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2014	11.320708	11.412092	0.81%	883
2013	10.280422	11.320708	10.12%	884
2012*	10.000000	10.280422	2.80%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	29.210737	29.319400	0.37%	481
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	9.012580	-9.87%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2014	21.263917	23.088145	8.58%	388
2013	16.449118	21.263917	29.27%	797
2012	14.343366	16.449118	14.68%	390
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2014	31.869053	34.996153	9.81%	1,961
2013	23.042708	31.869053	38.30%	1,974
2012	19.911734	23.042708	15.72%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.435877	10.310360	-1.20%	2,210
2013	10.599374	10.435877	-1.54%	2,144
2012*	10.000000	10.599374	5.99%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014	9.133459	9.108919	-0.27%	417
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.829924	11.669747	-1.35%	51
2013	12.873813	11.829924	-8.11%	41
2012	12.439490	12.873813	3.49%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	11.457181	11.352455	-0.91%	7,247
2013	11.676512	11.457181	-1.88%	7,800
2012	11.227334	11.676512	4.00%	12,821
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.353544	10.607078	2.45%	34,317
2013	10.747901	10.353544	-3.67%	30,340
2012	9.980493	10.747901	7.69%	38,230
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2014	21.781571	28.111261	29.06%	22,333
2013	14.714212	21.781571	48.03%	19,146
2012	11.421095	14.714212	28.83%	6,745
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.432226	8.274934	-20.68%	9,499
2013	9.617126	10.432226	8.48%	9,212
2012*	10.000000	9.617126	-3.83%	1,832
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	23.867690	23.033032	-3.50%	4,585
2013	16.153750	23.867690	47.75%	3,584
2012	15.226889	16.153750	6.09%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2014	11.133083	11.398410	2.38%	38,204
2013	10.123337	11.133083	9.97%	33,570
2012*	10.000000	10.123337	1.23%	1,345
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	31.459395	33.673966	7.04%	28,103
2013	23.263995	31.459395	35.23%	24,225
2012	19.987746	23.263995	16.39%	3,428
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	13.017171	13.211386	1.49%	6,733
2013	14.476590	13.017171	-10.08%	7,310
2012	13.721610	14.476590	5.50%	3,768
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2014	19.866235	22.688162	14.20%	25,774
2013	15.565748	19.866235	27.63%	20,475
2012	13.631589	15.565748	14.19%	403
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2014	11.979930	12.112638	1.11%	556,155
2013	10.112232	11.979930	18.47%	498,478
2012*	10.000000	10.112232	1.12%	42,867
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	14.923860	14.945997	0.15%	554,563
2013	13.275810	14.923860	12.41%	421,539
2012	12.288096	13.275810	8.04%	28,594
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2014	12.197325	12.657171	3.77%	16,209
2013*	10.000000	12.197325	21.97%	7,767
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.856344	8.56%	13,635
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	32.186213	33.242517	3.28%	1,764
2013	23.280544	32.186213	38.25%	1,828
2012	20.473298	23.280544	13.71%	865
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2014	21.674639	24.085928	11.12%	13,027
2013	16.749922	21.674639	29.40%	10,084
2012	14.764267	16.749922	13.45%	1,156
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2014	20.520863	21.739768	5.94%	32,429
2013	17.286242	20.520863	18.71%	24,289
2012	15.975323	17.286242	8.21%	3,537

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014	10.041128	9.921864	-1.19%	3,343
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2014	14.451944	14.796984	2.39%	30,461
2013	12.994518	14.451944	11.22%	29,475
2012	11.853500	12.994518	9.63%	1,719
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2014	14.929274	15.342047	2.76%	27,417
2013	13.140604	14.929274	13.61%	25,488
2012	11.829064	13.140604	11.09%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2014	15.557219	16.009966	2.91%	25,391
2013	13.042099	15.557219	19.28%	23,423
2012	11.525200	13.042099	13.16%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2014	19.465593	16.683154	-14.29%	33,206
2013	15.958849	19.465593	21.97%	25,087
2012	15.509505	15.958849	2.90%	4,152
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2014	21.018038	22.401267	6.58%	97,974
2013	16.735236	21.018038	25.59%	108,870
2012	14.552109	16.735236	15.00%	21,654
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2014	22.094915	24.098990	9.07%	77,166
2013	16.535427	22.094915	33.62%	52,688
2012	14.711717	16.535427	12.40%	10,507
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2014	13.158621	13.654647	3.77%	29,637
2013	13.675795	13.158621	-3.78%	17,124
2012	13.181320	13.675795	3.75%	6,491
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2014	34.432944	35.870883	4.18%	50,710
2013	25.793803	34.432944	33.49%	47,387
2012	22.916990	25.793803	12.55%	5,845
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	12.155342	12.282750	1.05%	235,024
2013	9.995709	12.155342	21.61%	115,512
2012	8.821565	9.995709	13.31%	4,025

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	14.355460	14.755268	2.79%	164,205
2013	12.823360	14.355460	11.95%	128,433
2012	11.586341	12.823360	10.68%	18,894
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2014	31.877872	31.498756	-1.19%	3,398
2013	23.815169	31.877872	33.86%	3,574
2012	20.475326	23.815169	16.31%	1,852
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2014	9.724029	9.728973	0.05%	139,294
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	11.372017	11.613836	2.13%	19,513
2013	10.191846	11.372017	11.58%	23,293
2012*	10.000000	10.191846	1.92%	3,928
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.878324	10.157686	2.83%	39,371
2013*	10.000000	9.878324	-1.22%	26,438
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2014	12.116632	11.108515	-8.32%	11,285
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2014	17.149472	16.501542	-3.78%	7,714
2013	13.231297	17.149472	29.61%	7,471
2012	10.982532	13.231297	20.48%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2014	12.531340	12.825380	2.35%	49,650
2013	9.928417	12.531340	26.22%	31,567
2012*	10.000000	9.928417	-0.72%	563
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	16.571392	15.424075	-6.92%	381,531
2013	13.478931	16.571392	22.94%	335,869
2012	11.512000	13.478931	17.09%	26,684
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	11.705933	11.720147	0.12%	65,535
2013	10.782323	11.705933	8.57%	49,374
2012*	10.000000	10.782323	7.82%	18,023
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	12.814288	13.580801	5.98%	51,373
2013	10.037435	12.814288	27.66%	36,096
2012*	10.000000	10.037435	0.37%	6,003

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	26.956617	28.727558	6.57%	36,722
2013	20.962185	26.956617	28.60%	34,978
2012	17.226388	20.962185	21.69%	12,234
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	13.208445	14.190371	7.43%	15,900
2013	9.929462	13.208445	33.02%	14,896
2012*	10.000000	9.929462	-0.71%	7,638
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	33.130857	28.611695	-13.64%	6,433
2013	29.506835	33.130857	12.28%	8,615
2012	26.536056	29.506835	11.20%	2,510
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014	9.812785	9.193954	-6.31%	6,815
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	14.148077	12.858653	-9.11%	35,922
2013	10.196918	14.148077	38.75%	32,209
2012*	10.000000	10.196918	1.97%	3,490
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	24.900646	26.960908	8.27%	26,614
2013	18.690785	24.900646	33.22%	20,696
2012	16.417040	18.690785	13.85%	5,353
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	14.772760	14.678641	-0.64%	95,334
2013	11.780323	14.772760	25.40%	86,300
2012	10.342861	11.780323	13.90%	6,947
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	12.866247	14.036894	9.10%	6,951
2013	10.119285	12.866247	27.15%	5,370
2012	9.052463	10.119285	11.78%	164
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2014	19.805247	21.978136	10.97%	8,458
2013	15.309114	19.805247	29.37%	9,758
2012	13.615559	15.309114	12.44%	179
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	13.679983	14.111333	3.15%	1,053,400
2013	11.293817	13.679983	21.13%	913,985
2012	9.934130	11.293817	13.69%	145,565

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	10.979648	11.324564	3.14%	256,855
2013	11.470453	10.979648	-4.28%	256,194
2012	11.122824	11.470453	3.13%	16,042
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	14.917365	14.925333	0.05%	122,886
2013	11.802543	14.917365	26.39%	87,918
2012	9.839907	11.802543	19.95%	8,115
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	13.442503	14.272660	6.18%	150,731
2013	10.556109	13.442503	27.34%	121,311
2012	9.151941	10.556109	15.34%	22,294
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	12.020395	13.017917	8.30%	569,919
2013	9.200983	12.020395	30.64%	495,364
2012	8.000182	9.200983	15.01%	57,139
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	19.435544	19.582429	0.76%	15,443
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2014	22.619836	24.207767	7.02%	17,561
2013	17.015902	22.619836	32.93%	13,322
2012	14.656457	17.015902	16.10%	326
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2014	12.193947	12.766378	4.69%	15,589
2013	8.646821	12.193947	41.02%	15,778
2012	7.532982	8.646821	14.79%	2,115
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2014	13.531460	14.691900	8.58%	44
2013	9.940186	13.531460	36.13%	48
2012	9.083641	9.940186	9.43%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	12.133258	12.456988	2.67%	123,734
2013	9.537949	12.133258	27.21%	119,897
2012	8.358114	9.537949	14.12%	2,675
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	12.012839	12.309826	2.47%	414,638
2013	10.663756	12.012839	12.65%	325,140
2012	9.773150	10.663756	9.11%	105,163

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	12.195542	12.544967	2.87%	228,813
2013	10.237652	12.195542	19.12%	230,794
2012	9.169449	10.237652	11.65%	33,671
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.430565	11.605240	1.53%	82,223
2013	11.087244	11.430565	3.10%	54,613
2012	10.497989	11.087244	5.61%	1,547
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.792845	10.843625	0.47%	307,966
2013*	10.000000	10.792845	7.93%	148,099
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.930952	10.848497	-0.75%	513,565
2013*	10.000000	10.930952	9.31%	306,341
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	12.108469	12.440261	2.74%	471,114
2013	10.461468	12.108469	15.74%	415,030
2012	9.476046	10.461468	10.40%	112,727
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	12.145260	12.477060	2.73%	215,198
2013	9.946771	12.145260	22.10%	234,824
2012	8.835604	9.946771	12.58%	36,056
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	11.865930	12.134187	2.26%	162,181
2013	10.857085	11.865930	9.29%	167,668
2012	10.042298	10.857085	8.11%	35,190
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2014	11.634780	11.966029	2.85%	6,052
2013	12.099576	11.634780	-3.84%	3,389
2012	11.458211	12.099576	5.60%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	12.583641	12.966964	3.05%	2,597
2013	13.075685	12.583641	-3.76%	1,836
2012	12.424769	13.075685	5.24%	1,042
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2014	31.854512	29.503519	-7.38%	43,630
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	12.218455	12.553135	2.74%	4,368
2013	12.961773	12.218455	-5.73%	3,560
2012	12.801881	12.961773	1.25%	2,834

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2014	8.887692	8.669291	-2.46%	25,383
2013	7.694573	8.887692	15.51%	2,962
2012	6.796997	7.694573	13.21%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2014	10.263564	9.459956	-7.83%	2,488
2013	8.632502	10.263564	18.89%	1,092
2012	7.432925	8.632502	16.14%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	22.846408	23.565644	3.15%	54,359
2013	18.273978	22.846408	25.02%	28,519
2012	16.048045	18.273978	13.87%	845
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	14.734335	15.140265	2.75%	153,831
2013	13.221841	14.734335	11.44%	164,346
2012	12.303112	13.221841	7.47%	27,232
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	16.731206	17.295177	3.37%	80,379
2013	14.250979	16.731206	17.40%	47,556
2012	12.922393	14.250979	10.28%	17,038
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	13.392845	13.670380	2.07%	43,752
2013	13.003124	13.392845	3.00%	65,727
2012	12.584001	13.003124	3.33%	25,122
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.628092	10.698535	0.66%	254,795
2013*	10.000000	10.628092	6.28%	187,318
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.716307	10.711302	-0.05%	275,060
2013*	10.000000	10.716307	7.16%	151,557
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	18.205323	18.813468	3.34%	224,896
2013	15.887798	18.205323	14.59%	194,299
2012	14.593590	15.887798	8.87%	29,721
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	20.924427	21.577330	3.12%	59,194
2013	17.402708	20.924427	20.24%	55,050
2012	15.570810	17.402708	11.76%	11,107

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	15.853731	16.314521	2.91%	60,259
2013	14.603455	15.853731	8.56%	89,179
2012	13.758057	14.603455	6.14%	10,261
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2014	20.503983	21.870050	6.66%	11,352
2013	15.312714	20.503983	33.90%	6,167
2012	13.161472	15.312714	16.34%	1,906
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2014*	10.000000	9.923636	-0.76%	3,167
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2014*	10.000000	10.119435	1.19%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	30.690390	32.993849	7.51%	8,927
2013	23.477812	30.690390	30.72%	10,686
2012	20.342486	23.477812	15.41%	2,745
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	9.598934	9.430955	-1.75%	243,925
2013	9.769905	9.598934	-1.75%	126,053
2012	9.944406	9.769905	-1.75%	1,226
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	14.535835	14.836111	2.07%	31,488
2013	14.962997	14.535835	-2.85%	17,737
2012	13.568081	14.962997	10.28%	2,554
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	10.849797	10.515782	-3.08%	6,340
2013	9.120622	10.849797	18.96%	4,048
2012	8.036198	9.120622	13.49%	529
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014	16.879954	14.979570	-11.26%	3,684
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	12.972341	14.038767	8.22%	46,931
2013	9.822877	12.972341	32.06%	27,596
2012	8.608756	9.822877	14.10%	1,294
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	12.303435	13.326338	8.31%	30,986
2013	9.274032	12.303435	32.67%	20,278
2012	8.027444	9.274032	15.53%	2,752

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	13.802708	14.065582	1.90%	16,637
2013	10.135533	13.802708	36.18%	10,209
2012	8.998670	10.135533	12.63%	1,851
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	14.715228	16.918435	14.97%	16,643
2013	11.038815	14.715228	33.30%	9,794
2012	9.657332	11.038815	14.31%	1,543
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2014	21.720263	21.881801	0.74%	30,128
2013	15.357297	21.720263	41.43%	24,306
2012	13.821797	15.357297	11.11%	1,182
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2014	31.375631	32.912037	4.90%	10,601
2013	22.806201	31.375631	37.57%	6,026
2012	19.295405	22.806201	18.19%	752
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2014	29.361478	29.007985	-1.20%	5,629
2013	21.262124	29.361478	38.09%	4,264
2012	18.781832	21.262124	13.21%	746
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2014	19.557070	21.485335	9.86%	0
2013	15.219252	19.557070	28.50%	0
2012	13.606781	15.219252	11.85%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	10.880056	13.747681	26.36%	67,368
2013	10.782698	10.880056	0.90%	60,987
2012	9.495610	10.782698	13.55%	6,943
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2014	11.663193	12.957639	11.10%	239,903
2013*	10.000000	11.663193	16.63%	159,174
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.360863	10.229826	-1.26%	21,598
2013	10.534295	10.360863	-1.65%	25,151
2012	10.357453	10.534295	1.71%	1,307
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2014	12.531398	12.872484	2.72%	5,425
2013*	10.000000	12.531398	25.31%	2,290

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	16.051858	14.486038	-9.75%	24,578
2013	13.604035	16.051858	17.99%	14,127
2012	11.581113	13.604035	17.47%	830
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2014	10.708920	10.804568	0.89%	79,356
2013	10.142390	10.708920	5.59%	18,298
2012*	10.000000	10.142390	1.42%	0
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2014	11.658148	11.555381	-0.88%	20,511
2013	10.261092	11.658148	13.62%	18,765
2012*	10.000000	10.261092	2.61%	0
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2014	11.307362	11.387046	0.70%	19,284
2013	10.278741	11.307362	10.01%	13,771
2012*	10.000000	10.278741	2.79%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	28.889338	28.967317	0.27%	22,257
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	9.006445	-9.94%	400
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2014	21.029962	22.810911	8.47%	9,639
2013	16.284679	21.029962	29.14%	8,609
2012	14.214463	16.284679	14.56%	3,142
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2014	31.518440	34.575949	9.70%	22,427
2013	22.812364	31.518440	38.16%	18,391
2012	19.732795	22.812364	15.61%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.418202	10.282437	-1.30%	133,268
2013	10.592193	10.418202	-1.64%	221,472
2012*	10.000000	10.592193	5.92%	21,060
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014	9.127227	9.093453	-0.37%	1,215
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.773874	11.602645	-1.45%	20,894
2013	12.825863	11.773874	-8.20%	12,306
2012	12.405808	12.825863	3.39%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	11.402909	11.287188	-1.01%	158,771
2013	11.633026	11.402909	-1.98%	139,694
2012	11.196933	11.633026	3.89%	11,937
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.325496	10.567590	2.34%	167,242
2013	10.729699	10.325496	-3.77%	175,601
2012	9.973762	10.729699	7.58%	35,918
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2014	21.700606	27.978326	28.93%	70,650
2013	14.674413	21.700606	47.88%	108,735
2012	11.401817	14.674413	28.70%	16,445
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.414541	8.252493	-20.76%	54,602
2013	9.610602	10.414541	8.37%	62,147
2012*	10.000000	9.610602	-3.89%	53,686
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	23.647102	22.796945	-3.60%	34,491
2013	16.020725	23.647102	47.60%	28,642
2012	15.116906	16.020725	5.98%	6,280

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2014	11.123667	11.382979	2.33%	0
2013	10.119910	11.123667	9.92%	0
2012*	10.000000	10.119910	1.20%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	31.285815	33.471122	6.98%	0
2013	23.147413	31.285815	35.16%	0
2012	19.897727	23.147413	16.33%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	12.944497	13.130947	1.44%	31,041
2013	14.403095	12.944497	-10.13%	25,321
2012	13.658916	14.403095	5.45%	17,393
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2014	19.778824	22.576840	14.15%	1,378
2013	15.505152	19.778824	27.56%	574
2012	13.585449	15.505152	14.13%	255
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2014	11.972859	12.099329	1.06%	329,219
2013	10.111402	11.972859	18.41%	177,747
2012*	10.000000	10.111402	1.11%	2,371
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	14.888462	14.902965	0.10%	8,923
2013	13.251063	14.888462	12.36%	1,899
2012	12.271448	13.251063	7.98%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2014	12.193183	12.646434	3.72%	446
2013*	10.000000	12.193183	21.93%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.852666	8.53%	2,113
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	32.008588	33.042230	3.23%	39
2013	23.163840	32.008588	38.18%	37
2012	20.381049	23.163840	13.65%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2014	21.554977	23.940772	11.07%	85
2013	16.665914	21.554977	29.34%	94
2012	14.697711	16.665914	13.39%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2014	20.407592	21.608776	5.89%	3,335
2013	17.199580	20.407592	18.65%	3,608
2012	15.903347	17.199580	8.15%	3,754

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014	10.037700	9.913430	-1.24%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2014	14.388304	14.724310	2.34%	6,988
2013	12.943876	14.388304	11.16%	5,066
2012	11.813333	12.943876	9.57%	582
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2014	14.863553	15.266742	2.71%	1,868
2013	13.089425	14.863553	13.55%	1,874
2012	11.789001	13.089425	11.03%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2014	15.488689	15.931340	2.86%	0
2013	12.991258	15.488689	19.22%	0
2012	11.486132	12.991258	13.10%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2014	19.379865	16.601215	-14.34%	1,893
2013	15.896657	19.379865	21.91%	672
2012	15.456951	15.896657	2.84%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2014	20.901971	22.266230	6.53%	6,091
2013	16.651302	20.901971	25.53%	3,055
2012	14.486509	16.651302	14.94%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2014	21.972957	23.953774	9.01%	3,869
2013	16.452529	21.972957	33.55%	594
2012	14.645431	16.452529	12.34%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2014	13.085958	13.572335	3.72%	21,711
2013	13.607204	13.085958	-3.83%	8,136
2012	13.121907	13.607204	3.70%	564
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2014	34.242892	35.654732	4.12%	4,285
2013	25.664469	34.242892	33.43%	3,150
2012	22.813717	25.664469	12.50%	3,198
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	12.120317	12.241120	1.00%	15,627
2013	9.971982	12.120317	21.54%	12,762
2012	8.805115	9.971982	13.25%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	14.299561	14.690328	2.73%	87,154
2013	12.779929	14.299561	11.89%	50,725
2012	11.552993	12.779929	10.62%	6,033
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2014	31.701841	31.308873	-1.24%	0
2013	23.695704	31.701841	33.79%	0
2012	20.383005	23.695704	16.25%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2014	9.720720	9.720722	0.00%	291
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	11.362390	11.598103	2.07%	0
2013	10.188395	11.362390	11.52%	0
2012*	10.000000	10.188395	1.88%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.874955	10.149062	2.78%	0
2013*	10.000000	9.874955	-1.25%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2014	12.097137	11.084997	-8.37%	603
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2014	17.121874	16.466602	-3.83%	268
2013	13.216730	17.121874	29.55%	255
2012	10.976031	13.216730	20.41%	305
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2014	12.520708	12.807989	2.29%	3,439
2013	9.925045	12.520708	26.15%	640
2012*	10.000000	9.925045	-0.75%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	16.532075	15.379658	-6.97%	26,244
2013	13.453793	16.532075	22.88%	6,041
2012	11.496395	13.453793	17.03%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	11.696013	11.704252	0.07%	9,400
2013	10.778669	11.696013	8.51%	5,599
2012*	10.000000	10.778669	7.79%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	12.803416	13.562370	5.93%	818
2013	10.034030	12.803416	27.60%	859
2012*	10.000000	10.034030	0.34%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	26.807892	28.554535	6.52%	1,900
2013	20.857130	26.807892	28.53%	1,998
2012	17.148792	20.857130	21.62%	2,252
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	13.197181	14.171067	7.38%	0
2013	9.926040	13.197181	32.96%	0
2012*	10.000000	9.926040	-0.74%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	32.947947	28.439244	-13.68%	0
2013	29.358871	32.947947	12.22%	0
2012	26.416467	29.358871	11.14%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014	9.809448	9.186139	-6.35%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	14.136092	12.841227	-9.16%	1,440
2013	10.193457	14.136092	38.68%	1,666
2012*	10.000000	10.193457	1.93%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	24.763227	26.798471	8.22%	9,779
2013	18.597094	24.763227	33.16%	3,155
2012	16.343084	18.597094	13.79%	3,495
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	14.745268	14.643868	-0.69%	3,110
2013	11.764382	14.745268	25.34%	486
2012	10.334130	11.764382	13.84%	398
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	12.848797	14.010727	9.04%	0
2013	10.110699	12.848797	27.08%	0
2012	9.049407	10.110699	11.73%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2014	19.758272	21.914860	10.91%	1,059
2013	15.280576	19.758272	29.30%	1,202
2012	13.597116	15.280576	12.38%	656
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	13.626690	14.049200	3.10%	297,564
2013	11.255546	13.626690	21.07%	161,350
2012	9.905519	11.255546	13.63%	43,075

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	10.936849	11.274673	3.09%	324,816
2013	11.431553	10.936849	-4.33%	149,112
2012	11.090766	11.431553	3.07%	41,639
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	14.859259	14.859628	0.00%	3,522
2013	11.762560	14.859259	26.33%	1,561
2012	9.811580	11.762560	19.88%	1,604
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	13.390128	14.209820	6.12%	7,935
2013	10.520324	13.390128	27.28%	1,887
2012	9.125578	10.520324	15.28%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	11.979667	12.967199	8.24%	282,637
2013	9.174469	11.979667	30.58%	149,860
2012	7.981188	9.174469	14.95%	54,603
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	19.328266	19.464422	0.70%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2014	22.494948	24.061860	6.97%	2,515
2013	16.930563	22.494948	32.87%	711
2012	14.590393	16.930563	16.04%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2014	12.158791	12.723102	4.64%	0
2013	8.626280	12.158791	40.95%	0
2012	7.518932	8.626280	14.73%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2014	13.492474	14.642117	8.52%	0
2013	9.916587	13.492474	36.06%	0
2012	9.066692	9.916587	9.37%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	12.098340	12.414823	2.62%	0
2013	9.515335	12.098340	27.15%	0
2012	8.342554	9.515335	14.06%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	11.978252	12.268131	2.42%	196,343
2013	10.638464	11.978252	12.59%	65,697
2012	9.754944	10.638464	9.06%	20,971

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	12.160437	12.502492	2.81%	5,245
2013	10.213369	12.160437	19.06%	5,393
2012	9.152368	10.213369	11.59%	6,023
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.397682	11.565966	1.48%	20,956
2013	11.060972	11.397682	3.04%	21,589
2012	10.478460	11.060972	5.56%	11,294
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.789190	10.834446	0.42%	385,874
2013*	10.000000	10.789190	7.89%	124,480
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.927239	10.839288	-0.80%	810,021
2013*	10.000000	10.927239	9.27%	287,231
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	12.073604	12.398112	2.69%	273,578
2013	10.436655	12.073604	15.68%	246,686
2012	9.458397	10.436655	10.34%	14,181
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	12.110286	12.434795	2.68%	0
2013	9.923178	12.110286	22.04%	0
2012	8.819139	9.923178	12.52%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	11.831755	12.093095	2.21%	126,452
2013	10.831315	11.831755	9.24%	106,863
2012	10.023566	10.831315	8.06%	19,036
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2014	11.601293	11.925518	2.79%	5,355
2013	12.070883	11.601293	-3.89%	3,764
2012	11.436873	12.070883	5.54%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	12.547427	12.923071	2.99%	617
2013	13.044692	12.547427	-3.81%	615
2012	12.401645	13.044692	5.19%	295
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2014	31.678628	29.325680	-7.43%	1,795
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	12.150998	12.477473	2.69%	1,618
2013	12.896769	12.150998	-5.78%	0
2012	12.744186	12.896769	1.20%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2014	8.862087	8.639911	-2.51%	0
2013	7.676311	8.862087	15.45%	0
2012	6.784317	7.676311	13.15%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2014	10.223577	9.418303	-7.88%	157
2013	8.603248	10.223577	18.83%	152
2012	7.411512	8.603248	16.08%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	22.720264	23.423588	3.10%	0
2013	18.182340	22.720264	24.96%	0
2012	15.975717	18.182340	13.81%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	14.699388	15.096673	2.70%	95,854
2013	13.197182	14.699388	11.38%	71,945
2012	12.286428	13.197182	7.41%	32,943
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	16.691502	17.245351	3.32%	2,280
2013	14.224401	16.691502	17.34%	2,279
2012	12.904880	14.224401	10.22%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	13.318874	13.587950	2.02%	28,262
2013	12.937881	13.318874	2.94%	24,953
2012	12.527245	12.937881	3.28%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.624476	10.689448	0.61%	242,784
2013*	10.000000	10.624476	6.24%	29,832
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.712665	10.702217	-0.10%	339,535
2013*	10.000000	10.712665	7.13%	102,557
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	18.104816	18.700084	3.29%	90,766
2013	15.808117	18.104816	14.53%	111,912
2012	14.527801	15.808117	8.81%	7,902
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	20.808912	21.447290	3.07%	0
2013	17.315454	20.808912	20.18%	0
2012	15.500648	17.315454	11.71%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	15.766218	16.216208	2.85%	29,966
2013	14.530234	15.766218	8.51%	24,854
2012	13.696059	14.530234	6.09%	10,378
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2014	20.455327	21.807049	6.61%	3,057
2013	15.284154	20.455327	33.83%	2,745
2012	13.143632	15.284154	16.29%	3,191
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2014*	10.000000	9.921279	-0.79%	59,849
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2014*	10.000000	10.117028	1.17%	13,016
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	30.520937	32.794989	7.45%	0
2013	23.360061	30.520937	30.65%	0
2012	20.250791	23.360061	15.35%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	9.545767	9.373944	-1.80%	18,335
2013	9.720735	9.545767	-1.80%	43,950
2012	9.899405	9.720735	-1.80%	7,446
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	14.455656	14.746764	2.01%	3,709
2013	14.888032	14.455656	-2.90%	696
2012	13.506993	14.888032	10.22%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	10.818565	10.480173	-3.13%	14,456
2013	9.098988	10.818565	18.90%	4,553
2012	8.021231	9.098988	13.44%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014	16.788548	14.890866	-11.30%	1,284
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	12.934965	13.991194	8.17%	37,166
2013	9.799546	12.934965	32.00%	7,891
2012	8.592706	9.799546	14.04%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	12.267987	13.281183	8.26%	770
2013	9.252011	12.267987	32.60%	0
2012	8.012466	9.252011	15.47%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	13.762966	14.017936	1.85%	16,921
2013	10.111494	13.762966	36.11%	3,730
2012	8.981908	10.111494	12.58%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	14.672824	16.861109	14.91%	649
2013	11.012612	14.672824	33.24%	0
2012	9.639322	11.012612	14.25%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2014	21.600360	21.749917	0.69%	5,335
2013	15.280298	21.600360	41.36%	1,110
2012	13.759512	15.280298	11.05%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2014	31.202424	32.713688	4.84%	682
2013	22.691833	31.202424	37.51%	114
2012	19.208436	22.691833	18.13%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2014	29.199343	28.833128	-1.25%	0
2013	21.155476	29.199343	38.02%	0
2012	18.697175	21.155476	13.15%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2014	19.449084	21.355817	9.80%	0
2013	15.142923	19.449084	28.44%	0
2012	13.545453	15.142923	11.79%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	10.848682	13.701058	26.29%	1,339
2013	10.757084	10.848682	0.85%	121
2012	9.477882	10.757084	13.50%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2014	11.659226	12.946640	11.04%	2,385
2013*	10.000000	11.659226	16.59%	2,385
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.331000	10.195152	-1.31%	26,412
2013	10.509297	10.331000	-1.70%	3,114
2012	10.338148	10.509297	1.66%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2014	12.527139	12.861546	2.67%	420
2013*	10.000000	12.527139	25.27%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	16.013771	14.444317	-9.80%	5,660
2013	13.578670	16.013771	17.93%	3,567
2012	11.565412	13.578670	17.41%	3,667
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2014	10.702594	10.792691	0.84%	5,289
2013	10.141560	10.702594	5.53%	0
2012*	10.000000	10.141560	1.42%	0
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2014	11.651257	11.542673	-0.93%	0
2013	10.260252	11.651257	13.56%	0
2012*	10.000000	10.260252	2.60%	0
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2014	11.300676	11.374519	0.65%	0
2013	10.277897	11.300676	9.95%	0
2012*	10.000000	10.277897	2.78%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	28.729856	28.792754	0.22%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	9.003381	-9.97%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2014	20.913854	22.673431	8.41%	105
2013	16.203001	20.913854	29.07%	116
2012	14.150389	16.203001	14.51%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2014	31.344434	34.367562	9.64%	1,041
2013	22.697960	31.344434	38.09%	859
2012	19.643856	22.697960	15.55%	1,093
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.409361	10.268491	-1.35%	324
2013	10.588592	10.409361	-1.69%	307
2012*	10.000000	10.588592	5.89%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014	9.124117	9.085729	-0.42%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.745940	11.569222	-1.50%	0
2013	12.801943	11.745940	-8.25%	0
2012	12.388995	12.801943	3.33%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	11.375834	11.254659	-1.07%	41,816
2013	11.611314	11.375834	-2.03%	19,379
2012	11.181746	11.611314	3.84%	14,731
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.311521	10.547913	2.29%	16,919
2013	10.720627	10.311521	-3.82%	6,659
2012	9.970403	10.720627	7.52%	10,235
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2014	21.660182	27.912004	28.86%	1,385
2013	14.654528	21.660182	47.81%	634
2012	11.392176	14.654528	28.64%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.405712	8.241290	-20.80%	1,632
2013	9.607335	10.405712	8.31%	129
2012*	10.000000	9.607335	-3.93%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	23.537434	22.679656	-3.64%	560
2013	15.954536	23.537434	47.53%	346
2012	15.062138	15.954536	5.92%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2014	11.114209	11.367500	2.28%	6,115
2013	10.116462	11.114209	9.86%	6,115
2012*	10.000000	10.116462	1.16%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	31.112937	33.269220	6.93%	0
2013	23.031215	31.112937	35.09%	0
2012	19.807956	23.031215	16.27%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	12.872186	13.050939	1.39%	1,712
2013	14.329952	12.872186	-10.17%	1,406
2012	13.596485	14.329952	5.39%	1,406
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2014	19.691725	22.465985	14.09%	0
2013	15.444726	19.691725	27.50%	0
2012	13.539412	15.444726	14.07%	0
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2014	11.965780	12.086018	1.00%	0
2013	10.110570	11.965780	18.35%	0
2012*	10.000000	10.110570	1.11%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	14.853093	14.859989	0.05%	0
2013	13.226327	14.853093	12.30%	0
2012	12.254789	13.226327	7.93%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2014	12.189031	12.635690	3.66%	0
2013*	10.000000	12.189031	21.89%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.848962	8.49%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	31.831718	32.842926	3.18%	0
2013	23.047568	31.831718	38.11%	0
2012	20.289105	23.047568	13.60%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2014	21.435938	23.796436	11.01%	0
2013	16.582303	21.435938	29.27%	0
2012	14.631439	16.582303	13.33%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2014	20.294866	21.478467	5.83%	0
2013	17.113277	20.294866	18.59%	0
2012	15.831612	17.113277	8.10%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014	10.034262	9.904984	-1.29%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2014	14.324972	14.652051	2.28%	0
2013	12.893469	14.324972	11.10%	0
2012	11.773339	12.893469	9.51%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2014	14.798126	15.191805	2.66%	3,996
2013	13.038437	14.798126	13.50%	3,996
2012	11.749070	13.038437	10.97%	3,569
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2014	15.420521	15.853146	2.81%	0
2013	12.940657	15.420521	19.16%	0
2012	11.447241	12.940657	13.05%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2014	19.294532	16.519684	-14.38%	1,186
2013	15.834717	19.294532	21.85%	850
2012	15.404595	15.834717	2.79%	367
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2014	20.786507	22.131963	6.47%	3,588
2013	16.567748	20.786507	25.46%	3,333
2012	14.421183	16.567748	14.88%	2,842
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2014	21.851505	23.809250	8.96%	3,101
2013	16.369918	21.851505	33.49%	3,101
2012	14.579335	16.369918	12.28%	2,766
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2014	13.013706	13.490516	3.66%	3,732
2013	13.538964	13.013706	-3.88%	3,732
2012	13.062768	13.538964	3.65%	3,307
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2014	34.053791	35.439781	4.07%	2,049
2013	25.535746	34.053791	33.36%	2,049
2012	22.710878	25.535746	12.44%	1,840
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	12.085384	12.199628	0.95%	0
2013	9.948307	12.085384	21.48%	0
2012	8.788696	9.948307	13.19%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	14.243831	14.625625	2.68%	4,096
2013	12.736606	14.243831	11.83%	4,096
2012	11.519704	12.736606	10.56%	3,658
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2014	31.526727	31.120067	-1.29%	0
2013	23.576811	31.526727	33.72%	0
2012	20.291086	23.576811	16.19%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2014	9.717412	9.712457	-0.05%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	11.352746	11.582354	2.02%	0
2013	10.184936	11.352746	11.47%	0
2012*	10.000000	10.184936	1.85%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.871599	10.140438	2.72%	0
2013*	10.000000	9.871599	-1.28%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2014	12.077643	11.061506	-8.41%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2014	17.094293	16.431706	-3.88%	0
2013	13.202155	17.094293	29.48%	0
2012	10.969534	13.202155	20.35%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2014	12.510093	12.790618	2.24%	0
2013	9.921681	12.510093	26.09%	0
2012*	10.000000	9.921681	-0.78%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	16.492857	15.335356	-7.02%	1,211
2013	13.428712	16.492857	22.82%	1,211
2012	11.480811	13.428712	16.97%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	11.686094	11.688376	0.02%	0
2013	10.775009	11.686094	8.46%	0
2012*	10.000000	10.775009	7.75%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	12.792552	13.543971	5.87%	0
2013	10.030618	12.792552	27.54%	0
2012*	10.000000	10.030618	0.31%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	26.659761	28.382291	6.46%	0
2013	20.752441	26.659761	28.47%	0
2012	17.071424	20.752441	21.56%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	13.185918	14.151760	7.32%	453
2013	9.922620	13.185918	32.89%	1,108
2012*	10.000000	9.922620	-0.77%	613
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	32.765980	28.267752	-13.73%	0
2013	29.211587	32.765980	12.17%	0
2012	26.297382	29.211587	11.08%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014	9.806114	9.178344	-6.40%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	14.124104	12.823797	-9.21%	0
2013	10.189999	14.124104	38.61%	0
2012*	10.000000	10.189999	1.90%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	24.626427	26.636851	8.16%	0
2013	18.503779	24.626427	33.09%	0
2012	16.269377	18.503779	13.73%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	14.717782	14.609121	-0.74%	0
2013	11.748430	14.717782	25.27%	0
2012	10.325388	11.748430	13.78%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	12.831377	13.984599	8.99%	0
2013	10.102135	12.831377	27.02%	0
2012	9.046352	10.102135	11.67%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2014	19.711374	21.851711	10.86%	0
2013	15.252060	19.711374	29.24%	0
2012	13.578667	15.252060	12.32%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	13.573557	13.987301	3.05%	9,287
2013	11.217368	13.573557	21.00%	9,281
2012	9.876964	11.217368	13.57%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	10.894232	11.225029	3.04%	1,796
2013	11.392820	10.894232	-4.38%	1,756
2012	11.058827	11.392820	3.02%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	14.801329	14.794166	-0.05%	2,288
2013	11.722659	14.801329	26.26%	0
2012	9.783291	11.722659	19.82%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	13.337885	14.147165	6.07%	3,061
2013	10.484616	13.337885	27.21%	0
2012	9.099247	10.484616	15.23%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	11.939049	12.916650	8.19%	4,388
2013	9.148015	11.939049	30.51%	1,809
2012	7.962252	9.148015	14.89%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	19.221536	19.347083	0.65%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2014	22.370662	23.916739	6.91%	459
2013	16.845598	22.370662	32.80%	634
2012	14.524582	16.845598	15.98%	354
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2014	12.123743	12.679965	4.59%	0
2013	8.605792	12.123743	40.88%	0
2012	7.504897	8.605792	14.67%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2014	13.453603	14.592506	8.47%	0
2013	9.893050	13.453603	35.99%	0
2012	9.049793	9.893050	9.32%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	12.063438	12.372699	2.56%	0
2013	9.492713	12.063438	27.08%	0
2012	8.326964	9.492713	14.00%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	11.943715	12.226538	2.37%	4,988
2013	10.613196	11.943715	12.54%	0
2012	9.736744	10.613196	9.00%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	12.125412	12.460139	2.76%	0
2013	10.189136	12.125412	19.00%	0
2012	9.135318	10.189136	11.54%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.364802	11.526726	1.42%	3,097
2013	11.034695	11.364802	2.99%	0
2012	10.458904	11.034695	5.51%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.785501	10.825224	0.37%	9,678
2013*	10.000000	10.785501	7.86%	6,432
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.923528	10.830091	-0.86%	0
2013*	10.000000	10.923528	9.24%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	12.038799	12.356083	2.64%	4,614
2013	10.411868	12.038799	15.63%	4,665
2012	9.440750	10.411868	10.29%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	12.075388	12.392648	2.63%	0
2013	9.899609	12.075388	21.98%	0
2012	8.802675	9.899609	12.46%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	11.797690	12.052135	2.16%	0
2013	10.805629	11.797690	9.18%	0
2012	10.004897	10.805629	8.00%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2014	11.567839	11.885069	2.74%	2,084
2013	12.042223	11.567839	-3.94%	1,358
2012	11.415554	12.042223	5.49%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	12.511292	12.879285	2.94%	199
2013	13.013750	12.511292	-3.86%	0
2012	12.378536	13.013750	5.13%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2014	31.503670	29.148854	-7.47%	518
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	12.083894	12.402262	2.63%	0
2013	12.832090	12.083894	-5.83%	0
2012	12.686748	12.832090	1.15%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2014	8.836548	8.610632	-2.56%	0
2013	7.658091	8.836548	15.39%	0
2012	6.771668	7.658091	13.09%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2014	10.183736	9.376825	-7.92%	532
2013	8.574084	10.183736	18.77%	0
2012	7.390148	8.574084	16.02%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	22.594794	23.282376	3.04%	0
2013	18.091136	22.594794	24.89%	0
2012	15.903701	18.091136	13.75%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	14.664468	15.053137	2.65%	0
2013	13.172548	14.664468	11.33%	0
2012	12.269767	13.172548	7.36%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	16.651882	17.195659	3.27%	0
2013	14.197850	16.651882	17.28%	0
2012	12.887370	14.197850	10.17%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	13.245320	13.506036	1.97%	0
2013	12.872988	13.245320	2.89%	0
2012	12.470780	12.872988	3.23%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.620864	10.680382	0.56%	0
2013*	10.000000	10.620864	6.21%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.709013	10.693121	-0.15%	10,257
2013*	10.000000	10.709013	7.09%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	18.004799	18.587309	3.24%	0
2013	15.728790	18.004799	14.47%	0
2012	14.462282	15.728790	8.76%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	20.693940	21.317933	3.02%	0
2013	17.228554	20.693940	20.11%	0
2012	15.430735	17.228554	11.65%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	15.679197	16.118498	2.80%	0
2013	14.457393	15.679197	8.45%	0
2012	13.634356	14.457393	6.04%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2014	20.406789	21.744225	6.55%	229
2013	15.255643	20.406789	33.77%	0
2012	13.125810	15.255643	16.23%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2014*	10.000000	9.918927	-0.81%	3,581
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2014*	10.000000	10.114628	1.15%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	30.352358	32.597239	7.40%	84
2013	23.242853	30.352358	30.59%	0
2012	20.159477	23.242853	15.29%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	9.492846	9.317231	-1.85%	0
2013	9.671770	9.492846	-1.85%	0
2012	9.854573	9.671770	-1.86%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	14.375806	14.657831	1.96%	396
2013	14.813348	14.375806	-2.95%	0
2012	13.446101	14.813348	10.17%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	10.787388	10.444650	-3.18%	332
2013	9.077393	10.787388	18.84%	0
2012	8.006280	9.077393	13.38%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014	16.697538	14.802596	-11.35%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	12.897708	13.943797	8.11%	255
2013	9.776303	12.897708	31.93%	0
2012	8.576687	9.776303	13.99%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	12.232607	13.236140	8.20%	0
2013	9.230031	12.232607	32.53%	0
2012	7.997515	9.230031	15.41%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	13.723288	13.970409	1.80%	259
2013	10.087466	13.723288	36.04%	0
2012	8.965139	10.087466	12.52%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	14.630542	16.803960	14.86%	0
2013	10.986464	14.630542	33.17%	0
2012	9.621339	10.986464	14.19%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2014	21.481055	21.618773	0.64%	0
2013	15.203622	21.481055	41.29%	0
2012	13.697455	15.203622	11.00%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2014	31.030082	32.516441	4.79%	0
2013	22.577981	31.030082	37.44%	0
2012	19.121810	22.577981	18.07%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2014	29.038058	28.659256	-1.30%	0
2013	21.049325	29.038058	37.95%	0
2012	18.612848	21.049325	13.09%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2014	19.341629	21.227030	9.75%	0
2013	15.066929	19.341629	28.37%	0
2012	13.484355	15.066929	11.74%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	10.817384	13.654599	26.23%	0
2013	10.731513	10.817384	0.80%	0
2012	9.460182	10.731513	13.44%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2014	11.655259	12.935645	10.99%	3,575
2013*	10.000000	11.655259	16.55%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.301244	10.160615	-1.37%	12,080
2013	10.484347	10.301244	-1.75%	9,635
2012	10.318874	10.484347	1.60%	8,545
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2014	12.522875	12.850623	2.62%	255
2013*	10.000000	12.522875	25.23%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	15.975750	14.402673	-9.85%	0
2013	13.553328	15.975750	17.87%	0
2012	11.549727	13.553328	17.35%	0
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2014	10.696276	10.780826	0.79%	0
2013	10.140730	10.696276	5.48%	0
2012*	10.000000	10.140730	1.41%	0
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2014	11.644390	11.529993	-0.98%	0
2013	10.259416	11.644390	13.50%	0
2012*	10.000000	10.259416	2.59%	0
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2014	11.294009	11.362025	0.60%	0
2013	10.277058	11.294009	9.90%	0
2012*	10.000000	10.277058	2.77%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	28.571159	28.619119	0.17%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	9.000321	-10.00%	106
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2014	20.798334	22.536709	8.36%	0
2013	16.121711	20.798334	29.01%	0
2012	14.086578	16.121711	14.45%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2014	31.171298	34.160326	9.59%	0
2013	22.584078	31.171298	38.02%	0
2012	19.555273	22.584078	15.49%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.400537	10.254551	-1.40%	0
2013	10.585007	10.400537	-1.74%	0
2012*	10.000000	10.585007	5.85%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014	9.120998	9.078001	-0.47%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.718051	11.535888	-1.55%	4,021
2013	12.778050	11.718051	-8.30%	4,021
2012	12.372183	12.778050	3.28%	3,559

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	11.348829	11.222225	-1.12%	5,821
2013	11.589647	11.348829	-2.08%	4,383
2012	11.166580	11.589647	3.79%	3,888
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.297503	10.528196	2.24%	1,935
2013	10.711515	10.297503	-3.87%	987
2012	9.967028	10.711515	7.47%	6,944
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2014	21.619829	27.845830	28.80%	773
2013	14.634667	21.619829	47.73%	870
2012	11.382550	14.634667	28.57%	397
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.396890	8.230100	-20.84%	122
2013	9.604073	10.396890	8.26%	1,168
2012*	10.000000	9.604073	-3.96%	606
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	23.428352	22.563055	-3.69%	0
2013	15.888672	23.428352	47.45%	0
2012	15.007617	15.888672	5.87%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2014	11.095351	11.336651	2.17%	35,792
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	30.769933	32.868914	6.82%	15,114
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	12.728673	12.892289	1.29%	17,271
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2014	19.518511	22.245681	13.97%	24,551
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2014	11.951624	12.059422	0.90%	215,279
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	14.782617	14.774408	-0.06%	240,847
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2014	12.180737	12.614223	3.56%	30,901
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.841571	8.42%	26,033
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	31.480821	32.447778	3.07%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2014	21.199542	23.510032	10.90%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2014	20.071167	21.220085	5.72%	22,174
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014	10.027409	9.888134	-1.39%	5,775
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2014	14.198993	14.508393	2.18%	21,925
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2014	14.667963	15.042833	2.56%	39,919
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2014	15.284923	15.697732	2.70%	7,969
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2014	19.124767	16.357623	-14.47%	12,604
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2014	20.557336	21.865659	6.36%	67,477

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2014	21.610653	23.522829	8.85%	55,130
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2014	12.870188	13.328146	3.56%	8,248
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2014	33.678383	35.013378	3.96%	23,217
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	12.015766	12.116992	0.84%	88,574
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	14.132974	14.497013	2.58%	120,150
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2014	31.179122	30.745576	-1.39%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2014	9.710786	9.695951	-0.15%	62,922
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	11.333471	11.550900	1.92%	24,963
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.864869	10.123204	2.62%	41,918
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2014	12.038745	11.014633	-8.51%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2014	17.039279	16.362123	-3.97%	432
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2014	12.488852	12.755880	2.14%	4,650
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	16.414568	15.247004	-7.11%	212,601
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	11.666264	11.656668	-0.08%	25,550
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	12.770848	13.507213	5.77%	46,838
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	26.365808	28.040748	6.35%	1,040

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	13.163399	14.113205	7.22%	5,188
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	32.404704	27.927566	-13.82%	3,613
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014	9.799432	9.162735	-6.50%	51,789
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	14.100140	12.788982	-9.30%	11,166
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	24.355034	26.316484	8.05%	28,585
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	14.662964	14.539877	-0.84%	39,310
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	12.796551	13.932438	8.88%	2,962
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2014	19.617821	21.725846	10.75%	11,327
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	13.467867	13.864243	2.94%	558,420
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	10.809399	11.126283	2.93%	105,534
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	14.686033	14.663961	-0.15%	68,923
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	13.234019	14.022697	5.96%	153,405
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	11.858170	12.816088	8.08%	265,932
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	19.009644	19.114320	0.55%	9,614
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2014	22.124037	23.628957	6.80%	31,245
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2014	12.053878	12.594061	4.48%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2014	13.376068	14.493622	8.35%	15
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	11.993938	12.288876	2.46%	44,976
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	11.874946	12.143745	2.26%	128,091
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	12.055552	12.375742	2.66%	138,181
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.299369	11.448690	1.32%	58,981
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.778167	10.806831	0.27%	194,169
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.916085	10.811680	-0.96%	460,061
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	11.969453	12.272399	2.53%	134,918
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	12.005828	12.308708	2.52%	21,225
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	11.729710	11.970472	2.05%	100,749
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2014	11.501237	11.804603	2.64%	11,232
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	12.439242	12.792070	2.84%	3,998
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2014	31.156320	28.798079	-7.57%	7,185
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	11.950681	12.253042	2.53%	4,883
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2014	8.785622	8.552281	-2.66%	8,589
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2014	10.104360	9.294249	-8.02%	46,581

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	22.345704	23.002243	2.94%	19,485
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	14.594888	14.966448	2.55%	89,420
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	16.572851	17.096610	3.16%	16,785
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	13.099296	13.343536	1.86%	88,021
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.613630	10.662226	0.46%	216,655
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.701720	10.674947	-0.25%	242,440
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	17.806277	18.363639	3.13%	63,007
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	20.465842	21.061472	2.91%	30,216
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	15.506288	15.924497	2.70%	53,255
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2014	20.309979	21.619027	6.45%	17,337
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2014*	10.000000	9.914214	-0.86%	183,626
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2014*	10.000000	10.109830	1.10%	10,282
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	30.017686	32.204971	7.29%	17,390
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	9.387808	9.204747	-1.95%	185,544
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	14.217275	14.481429	1.86%	11,921
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	10.725252	10.373896	-3.28%	13,874

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014	16.516926	14.627548	-11.44%	6,965
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	12.823434	13.849379	8.00%	23,193
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	12.162131	13.146474	8.09%	29,679
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	13.644232	13.875771	1.70%	18,398
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	14.546263	16.690140	14.74%	9,221
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2014	21.244174	21.358593	0.54%	8,653
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2014	30.688022	32.125237	4.68%	1,318
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2014	28.717928	28.314416	-1.41%	1,324
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2014	19.128379	20.971602	9.64%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	10.755035	13.562081	26.10%	27,380
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2014	11.647335	12.913677	10.87%	208,925
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.241887	10.091776	-1.47%	45,796
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2014	12.514368	12.828800	2.51%	38,146
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	15.899946	14.319716	-9.94%	13,199
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2014	10.683618	10.757094	0.69%	10,726
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2014	11.630621	11.504611	-1.08%	23,774

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2014	11.280647	11.337017	0.50%	30,016
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	28.256219	28.274821	0.07%	9,639
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	8.994189	-10.06%	7,666
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2014	20.569009	22.265508	8.25%	4,527
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2014	30.827666	33.749328	9.48%	9,954
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.382876	10.226711	-1.50%	46,452
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014	9.114752	9.062546	-0.57%	9,884
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.662394	11.469395	-1.65%	7,076
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	11.294935	11.157555	-1.22%	40,567
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.269571	10.488961	2.14%	49,914
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2014	21.539315	27.713887	28.67%	24,127
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.379231	8.207733	-20.92%	18,300
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	23.211348	22.331284	-3.79%	19,531

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2014	11.085940	11.321262	2.12%	0
2013	10.106163	11.085940	9.69%	0
2012*	10.000000	10.106163	1.06%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	30.599720	32.670414	6.77%	422
2013	22.685955	30.599720	34.88%	392
2012	19.540947	22.685955	16.09%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	12.657454	12.813619	1.23%	7,948
2013	14.112464	12.657454	-10.31%	6,762
2012	13.410674	14.112464	5.23%	5,740
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2014	19.432451	22.136312	13.91%	3,831
2013	15.264684	19.432451	27.30%	1,048
2012	13.402114	15.264684	13.90%	0
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2014	11.944556	12.046145	0.85%	124,264
2013	10.108080	11.944556	18.17%	93,775
2012*	10.000000	10.108080	1.08%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	14.747464	14.731757	-0.11%	32,369
2013	13.152347	14.747464	12.13%	2,535
2012	12.204946	13.152347	7.76%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2014	12.176596	12.603502	3.51%	2,857
2013*	10.000000	12.176596	21.77%	483
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.837883	8.38%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	31.306695	32.251852	3.02%	0
2013	22.702082	31.306695	37.90%	0
2012	20.015618	22.702082	13.42%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2014	21.082293	23.368092	10.84%	0
2013	16.333683	21.082293	29.07%	449
2012	14.434186	16.333683	13.16%	495
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2014	19.960095	21.091894	5.67%	4,226
2013	16.856739	19.960095	18.41%	3,955
2012	15.618215	16.856739	7.93%	1,319

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014	10.023973	9.879704	-1.44%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2014	14.136329	14.437002	2.13%	10,460
2013	12.743149	14.136329	10.93%	1,129
2012	11.653935	12.743149	9.35%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2014	14.603300	14.968878	2.50%	0
2013	12.886464	14.603300	13.32%	0
2012	11.629948	12.886464	10.80%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2014	15.217470	15.620484	2.65%	0
2013	12.789803	15.217470	18.98%	0
2012	11.331155	12.789803	12.87%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2014	19.040356	16.277112	-14.51%	1,882
2013	15.650026	19.040356	21.66%	1,093
2012	15.248274	15.650026	2.63%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2014	20.443580	21.733564	6.31%	4,413
2013	16.319340	20.443580	25.27%	3,558
2012	14.226743	16.319340	14.71%	585
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2014	21.491087	23.380750	8.79%	14,115
2013	16.124534	21.491087	33.28%	12,625
2012	14.382815	16.124534	12.11%	669
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2014	12.799039	13.247709	3.51%	7,326
2013	13.336017	12.799039	-4.03%	5,517
2012	12.886699	13.336017	3.49%	980
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2014	33.492090	34.801933	3.91%	4,368
2013	25.152950	33.492090	33.15%	1,908
2012	22.404753	25.152950	12.27%	1,138
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	11.981099	12.075865	0.79%	12,335
2013	9.877544	11.981099	21.30%	9,257
2012	8.739564	9.877544	13.02%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	14.077774	14.433032	2.52%	3,364
2013	12.607377	14.077774	11.66%	1,193
2012	11.420312	12.607377	10.39%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2014	31.006643	30.559886	-1.44%	0
2013	23.223340	31.006643	33.52%	0
2012	20.017536	23.223340	16.01%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2014	9.707479	9.687708	-0.20%	1,388
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	11.323851	11.535221	1.87%	5,594
2013	10.174559	11.323851	11.30%	5,444
2012*	10.000000	10.174559	1.75%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.861505	10.114593	2.57%	0
2013*	10.000000	9.861505	-1.38%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2014	12.019327	10.991256	-8.55%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2014	17.011796	16.327400	-4.02%	1,054
2013	13.158540	17.011796	29.28%	892
2012	10.950060	13.158540	20.17%	393
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2014	12.478245	12.738549	2.09%	263
2013	9.911560	12.478245	25.90%	0
2012*	10.000000	9.911560	-0.88%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	16.375548	15.202990	-7.16%	23,180
2013	13.353591	16.375548	22.63%	0
2012	11.434104	13.353591	16.79%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	11.656352	11.640813	-0.13%	0
2013	10.764030	11.656352	8.29%	0
2012*	10.000000	10.764030	7.64%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	12.760017	13.488862	5.71%	6,568
2013	10.020404	12.760017	27.34%	4,138
2012*	10.000000	10.020404	0.20%	1,256

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	26.219945	27.871410	6.30%	576
2013	20.441302	26.219945	28.27%	786
2012	16.841270	20.441302	21.38%	893
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	13.152135	14.093946	7.16%	0
2013	9.912337	13.152135	32.68%	0
2012*	10.000000	9.912337	-0.88%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	32.225426	27.758883	-13.86%	5,975
2013	28.773624	32.225426	12.00%	215
2012	25.942858	28.773624	10.91%	82
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014	9.796088	9.154931	-6.55%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	14.088176	12.771610	-9.35%	0
2013	10.179611	14.088176	38.40%	246
2012*	10.000000	10.179611	1.80%	301
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	24.220258	26.157500	8.00%	10,636
2013	18.226412	24.220258	32.89%	8,289
2012	16.050085	18.226412	13.56%	1,238
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	14.635577	14.505331	-0.89%	4,309
2013	11.700669	14.635577	25.08%	3,516
2012	10.299191	11.700669	13.61%	348
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	12.779192	13.906450	8.82%	0
2013	10.076431	12.779192	26.82%	0
2012	9.037179	10.076431	11.50%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2014	19.571224	21.663188	10.69%	485
2013	15.166777	19.571224	29.04%	0
2012	13.523452	15.166777	12.15%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	13.415262	13.803048	2.89%	103,378
2013	11.103511	13.415262	20.82%	82,130
2012	9.791710	11.103511	13.40%	32,662

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	10.767219	11.077207	2.88%	80,318
2013	11.277224	10.767219	-4.52%	61,849
2012	10.963430	11.277224	2.86%	7,637
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	14.628691	14.599258	-0.20%	8,903
2013	11.603661	14.628691	26.07%	8,187
2012	9.698831	11.603661	19.64%	499
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	13.182359	13.960842	5.91%	9,485
2013	10.378207	13.182359	27.02%	1,762
2012	9.020713	10.378207	15.05%	196
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	11.817868	12.766017	8.02%	84,410
2013	9.069012	11.817868	30.31%	61,215
2012	7.905590	9.069012	14.72%	9,868
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	18.904494	18.998896	0.50%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2014	22.001672	23.486289	6.75%	389
2013	16.593071	22.001672	32.60%	0
2012	14.328796	16.593071	15.80%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2014	12.019099	12.551303	4.43%	0
2013	8.544554	12.019099	40.66%	0
2012	7.462924	8.544554	14.49%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2014	13.337464	14.444423	8.30%	0
2013	9.822647	13.337464	35.78%	0
2012	8.999172	9.822647	9.15%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	11.959338	12.247180	2.41%	0
2013	9.425192	11.959338	26.89%	0
2012	8.280415	9.425192	13.83%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	11.840679	12.102530	2.21%	16,897
2013	10.537733	11.840679	12.36%	5,550
2012	9.682343	10.537733	8.83%	5,570

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	12.020713	12.333668	2.60%	0
2013	10.116615	12.020713	18.82%	0
2012	9.084214	10.116615	11.36%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.266760	11.409824	1.27%	0
2013	10.956237	11.266760	2.83%	0
2012	10.400470	10.956237	5.34%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.774489	10.797643	0.21%	18,024
2013*	10.000000	10.774489	7.74%	1,488
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.912370	10.802486	-1.01%	38,307
2013*	10.000000	10.912370	9.12%	13,369
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	11.934880	12.230698	2.48%	3,117
2013	10.337789	11.934880	15.45%	3,151
2012	9.387965	10.337789	10.12%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	11.971203	12.266942	2.47%	1,815
2013	9.829209	11.971203	21.79%	0
2012	8.753487	9.829209	12.29%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	11.695859	11.929841	2.00%	17,565
2013	10.728763	11.695859	9.01%	1,620
2012	9.948976	10.728763	7.84%	1,632
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2014	11.468059	11.764565	2.59%	0
2013	11.956622	11.468059	-4.09%	0
2012	11.351786	11.956622	5.33%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	12.403324	12.748637	2.78%	0
2013	12.921209	12.403324	-4.01%	0
2012	12.309376	12.921209	4.97%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2014	30.983954	28.624140	-7.62%	200
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	11.884578	12.179045	2.48%	0
2013	12.639749	11.884578	-5.97%	0
2012	12.515767	12.639749	0.99%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2014	8.760237	8.523224	-2.71%	0
2013	7.603572	8.760237	15.21%	0
2012	6.733779	7.603572	12.92%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2014	10.064952	9.253278	-8.06%	0
2013	8.487033	10.064952	18.59%	0
2012	7.326348	8.487033	15.84%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	22.222051	22.863296	2.89%	0
2013	17.819897	22.222051	24.70%	0
2012	15.689283	17.819897	13.58%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	14.560189	14.923255	2.49%	12,078
2013	13.098884	14.560189	11.16%	12,338
2012	12.219870	13.098884	7.19%	2,473
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	16.533473	17.047284	3.11%	0
2013	14.118461	16.533473	17.11%	0
2012	12.834965	14.118461	10.00%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	13.026816	13.262927	1.81%	0
2013	12.679994	13.026816	2.74%	0
2012	12.302669	12.679994	3.07%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.610017	10.653171	0.41%	26,480
2013*	10.000000	10.610017	6.10%	15,155
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.698083	10.665877	-0.30%	24,574
2013*	10.000000	10.698083	6.98%	15,116
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	17.707774	18.252744	3.08%	12,208
2013	15.492993	17.707774	14.30%	12,350
2012	14.267335	15.492993	8.59%	2,560
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	20.352612	20.934264	2.86%	0
2013	16.970293	20.352612	19.93%	0
2012	15.222735	16.970293	11.48%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	15.420492	15.828312	2.64%	20,021
2013	14.240613	15.420492	8.29%	4,698
2012	13.450525	14.240613	5.87%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2014	20.261702	21.556640	6.39%	869
2013	15.170352	20.261702	33.56%	945
2012	13.072444	15.170352	16.05%	1,119
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2014*	10.000000	9.911861	-0.88%	12,565
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2014*	10.000000	10.107428	1.07%	11,563
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	29.851666	32.010520	7.23%	0
2013	22.894411	29.851666	30.39%	398
2012	19.887711	22.894411	15.12%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	9.335684	9.148971	-2.00%	7,399
2013	9.526205	9.335684	-2.00%	8,141
2012	9.721147	9.526205	-2.01%	3,878
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	14.138664	14.394015	1.81%	1,525
2013	14.591290	14.138664	-3.10%	1,152
2012	13.264856	14.591290	10.00%	1,038
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	10.694285	10.338679	-3.33%	1,200
2013	9.012807	10.694285	18.66%	808
2012	7.961507	9.012807	13.20%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014	16.427257	14.540720	-11.48%	390
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	12.786410	13.802351	7.95%	0
2013	9.706761	12.786410	31.73%	941
2012	8.528738	9.706761	13.81%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	12.127009	13.101821	8.04%	1,100
2013	9.164345	12.127009	32.33%	2,066
2012	7.952786	9.164345	15.23%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	13.604811	13.828628	1.65%	684
2013	10.015678	13.604811	35.84%	685
2012	8.915007	10.015678	12.35%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	14.504287	16.633495	14.68%	298
2013	10.908304	14.504287	32.97%	0
2012	9.567551	10.908304	14.01%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2014	21.126635	21.229578	0.49%	529
2013	14.975638	21.126635	41.07%	227
2012	13.512761	14.975638	10.83%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2014	30.518150	31.931117	4.63%	243
2013	22.239445	30.518150	37.23%	151
2012	18.863996	22.239445	17.89%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2014	28.559018	28.143383	-1.46%	0
2013	20.733729	28.559018	37.74%	0
2012	18.361916	20.733729	12.92%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2014	19.022554	20.844943	9.58%	0
2013	14.841038	19.022554	28.18%	0
2012	13.302572	14.841038	11.57%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	10.723935	13.515974	26.04%	2,056
2013	10.655105	10.723935	0.65%	1,287
2012	9.407227	10.655105	13.27%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2014	11.643359	12.902687	10.82%	15,472
2013*	10.000000	11.643359	16.43%	1,026
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.212335	10.057519	-1.52%	586
2013	10.409778	10.212335	-1.90%	0
2012	10.261206	10.409778	1.45%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2014	12.510103	12.817895	2.46%	703
2013*	10.000000	12.510103	25.10%	957

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	15.862133	14.278380	-9.98%	3,699
2013	13.477526	15.862133	17.69%	3,225
2012	11.502750	13.477526	17.17%	1,810
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2014	10.677294	10.745239	0.64%	0
2013	10.138231	10.677294	5.32%	0
2012*	10.000000	10.138231	1.38%	0
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2014	11.623735	11.491948	-1.13%	0
2013	10.256891	11.623735	13.33%	0
2012*	10.000000	10.256891	2.57%	0
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2014	11.273962	11.324511	0.45%	0
2013	10.274529	11.273962	9.73%	0
2012*	10.000000	10.274529	2.75%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	28.099930	28.104084	0.01%	1,064
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	8.991116	-10.09%	551
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2014	20.455224	22.131050	8.19%	1,055
2013	15.879991	20.455224	28.81%	1,046
2012	13.896643	15.879991	14.27%	507
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2014	30.657127	33.545511	9.42%	302
2013	22.245507	30.657127	37.81%	300
2012	19.291662	22.245507	15.31%	393
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.374051	10.212802	-1.55%	10,511
2013	10.574216	10.374051	-1.89%	10,426
2012*	10.000000	10.574216	5.74%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014	9.111635	9.054820	-0.62%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.634658	11.436285	-1.71%	0
2013	12.706539	11.634658	-8.44%	0
2012	12.321835	12.706539	3.12%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	11.268074	11.125344	-1.27%	27,719
2013	11.524803	11.268074	-2.23%	21,581
2012	11.121145	11.524803	3.63%	4,822
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.255615	10.469358	2.08%	15,668
2013	10.684266	10.255615	-4.01%	15,012
2012	9.956927	10.684266	7.30%	2,569
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2014	21.499141	27.648118	28.60%	673
2013	14.575218	21.499141	47.50%	592
2012	11.353689	14.575218	28.37%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.370399	8.196559	-20.96%	0
2013	9.594282	10.370399	8.09%	0
2012*	10.000000	9.594282	-4.06%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	23.103587	22.216260	-3.84%	6,571
2013	15.692372	23.103587	47.23%	2,486
2012	14.844951	15.692372	5.71%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2014	11.067087	11.290479	2.02%	8,966
2013	10.099288	11.067087	9.58%	5,949
2012*	10.000000	10.099288	0.99%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	30.261854	32.276721	6.66%	4,585
2013	22.458355	30.261854	34.75%	4,473
2012	19.364694	22.458355	15.98%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	12.516108	12.657600	1.13%	1,311
2013	13.969137	12.516108	-10.40%	1,298
2012	13.288066	13.969137	5.13%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2014	19.261251	21.918914	13.80%	1,040
2013	15.145649	19.261251	27.17%	1,073
2012	13.311218	15.145649	13.78%	0
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2014	11.930412	12.019600	0.75%	86,114
2013	10.106422	11.930412	18.05%	86,257
2012*	10.000000	10.106422	1.06%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	14.677369	14.646763	-0.21%	54,544
2013	13.103201	14.677369	12.01%	53,447
2012	12.171792	13.103201	7.65%	9,638
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2014	12.168294	12.582057	3.40%	0
2013*	10.000000	12.168294	21.68%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.830491	8.30%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	30.961078	31.863244	2.91%	0
2013	22.474371	30.961078	37.76%	0
2012	19.835131	22.474371	13.31%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2014	20.849501	23.086481	10.73%	0
2013	16.169811	20.849501	28.94%	0
2012	14.303996	16.169811	13.04%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2014	19.739772	20.837798	5.56%	2,967
2013	16.687695	19.739772	18.29%	296
2012	15.477413	16.687695	7.82%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014	10.017111	9.862874	-1.54%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2014	14.011870	14.295277	2.02%	0
2013	12.643856	14.011870	10.82%	0
2012	11.574966	12.643856	9.23%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2014	14.474615	14.821828	2.40%	0
2013	12.785948	14.474615	13.21%	0
2012	11.551050	12.785948	10.69%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2014	15.083411	15.467076	2.54%	0
2013	12.690069	15.083411	18.86%	0
2012	11.254305	12.690069	12.76%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2014	18.872608	16.117204	-14.60%	1,486
2013	15.527989	18.872608	21.54%	1,484
2012	15.144867	15.527989	2.53%	68
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2014	20.217816	21.471624	6.20%	16,737
2013	16.155606	20.217816	25.14%	16,992
2012	14.098424	16.155606	14.59%	4,563
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2014	21.253794	23.099004	8.68%	9,946
2013	15.962768	21.253794	33.15%	4,928
2012	14.253099	15.962768	12.00%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2014	12.657694	13.088037	3.40%	1,834
2013	13.202218	12.657694	-4.12%	1,834
2012	12.770479	13.202218	3.38%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2014	33.122328	34.382591	3.80%	6,601
2013	24.900640	33.122328	33.02%	6,633
2012	22.202713	24.900640	12.15%	1,208
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	11.911984	11.993944	0.69%	6,167
2013	9.830592	11.911984	21.17%	6,277
2012	8.706930	9.830592	12.91%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	13.967963	14.305828	2.42%	18,302
2013	12.521814	13.967963	11.55%	16,038
2012	11.354426	12.521814	10.28%	2,041
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2014	30.664291	30.191621	-1.54%	790
2013	22.990371	30.664291	33.38%	805
2012	19.837005	22.990371	15.90%	1,317
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2014	9.700854	9.671224	-0.31%	7,430
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	11.304616	11.503874	1.76%	4,588
2013	10.167635	11.304616	11.18%	4,523
2012*	10.000000	10.167635	1.68%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.854783	10.097385	2.46%	1,809
2013*	10.000000	9.854783	-1.45%	1,790
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2014	11.980545	10.944608	-8.65%	3,115
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2014	16.956943	16.258144	-4.12%	0
2013	13.129492	16.956943	29.15%	0
2012	10.937073	13.129492	20.05%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2014	12.457051	12.703933	1.98%	0
2013	9.904825	12.457051	25.77%	0
2012*	10.000000	9.904825	-0.95%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	16.297741	15.115308	-7.26%	47,260
2013	13.303702	16.297741	22.51%	47,730
2012	11.403036	13.303702	16.67%	10,205
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	11.636539	11.609166	-0.24%	1,223
2013	10.756707	11.636539	8.18%	1,170
2012*	10.000000	10.756707	7.57%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	12.738315	13.452185	5.60%	1,704
2013	10.013576	12.738315	27.21%	1,724
2012*	10.000000	10.013576	0.14%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	25.930457	27.535550	6.19%	1,159
2013	20.236256	25.930457	28.14%	1,182
2012	16.689381	20.236256	21.25%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	13.129661	14.055504	7.05%	0
2013	9.905487	13.129661	32.55%	0
2012*	10.000000	9.905487	-0.95%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	31.869561	27.424288	-13.95%	2,621
2013	28.484938	31.869561	11.88%	2,621
2012	25.708882	28.484938	10.80%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014	9.789409	9.139356	-6.64%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	14.064242	12.736892	-9.44%	554
2013	10.172689	14.064242	38.25%	499
2012*	10.000000	10.172689	1.73%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	23.952869	25.842325	7.89%	3,492
2013	18.043582	23.952869	32.75%	3,492
2012	15.905352	18.043582	13.44%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	14.580986	14.436485	-0.99%	1,119
2013	11.668920	14.580986	24.96%	1,103
2012	10.281748	11.668920	13.49%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	12.744466	13.854497	8.71%	4,283
2013	10.059319	12.744466	26.69%	161
2012	9.031059	10.059319	11.39%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2014	19.478221	21.538248	10.58%	796
2013	15.110100	19.478221	28.91%	809
2012	13.486709	15.110100	12.04%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	13.310690	13.681474	2.79%	51,543
2013	11.028213	13.310690	20.70%	51,257
2012	9.735254	11.028213	13.28%	11,112

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	10.683291	10.979650	2.77%	6,808
2013	11.200755	10.683291	-4.62%	6,700
2012	10.900226	11.200755	2.76%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	14.514649	14.470660	-0.30%	7,869
2013	11.524943	14.514649	25.94%	7,690
2012	9.642894	11.524943	19.52%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	13.079528	13.837801	5.80%	8,988
2013	10.307778	13.079528	26.89%	8,400
2012	8.968657	10.307778	14.93%	2,575
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	11.737675	12.666441	7.91%	107,414
2013	9.016676	11.737675	30.18%	55,625
2012	7.868002	9.016676	14.60%	5,418
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	18.695763	18.769942	0.40%	2,780
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2014	21.758697	23.203218	6.64%	1,268
2013	16.426574	21.758697	32.46%	1,268
2012	14.199541	16.426574	15.68%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2014	11.949694	12.466092	4.32%	379
2013	8.503886	11.949694	40.52%	379
2012	7.435009	8.503886	14.38%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2014	13.260465	14.346379	8.19%	0
2013	9.775903	13.260465	35.64%	0
2012	8.965523	9.775903	9.04%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	11.890319	12.164071	2.30%	0
2013	9.380363	11.890319	26.76%	0
2012	8.249469	9.380363	13.71%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	11.772357	12.020417	2.11%	25,088
2013	10.487632	11.772357	12.25%	25,026
2012	9.646172	10.487632	8.72%	20,272

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	11.951410	12.250041	2.50%	16,888
2013	10.068560	11.951410	18.70%	16,888
2012	9.050311	10.068560	11.25%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.201751	11.332415	1.17%	2,878
2013	10.904150	11.201751	2.73%	2,993
2012	10.361633	10.904150	5.24%	3,113
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.767145	10.779272	0.11%	3,940
2013*	10.000000	10.767145	7.67%	3,889
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.904919	10.784098	-1.11%	4,259
2013*	10.000000	10.904919	9.05%	4,228
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	11.866058	12.147767	2.37%	33,633
2013	10.288671	11.866058	15.33%	33,752
2012	9.352918	10.288671	10.00%	5,304
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	11.902125	12.183719	2.37%	1,342
2013	9.782469	11.902125	21.67%	1,312
2012	8.720778	9.782469	12.17%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	11.628374	11.848909	1.90%	2,606
2013	10.677747	11.628374	8.90%	2,606
2012	9.911812	10.677747	7.73%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2014	11.401917	11.684768	2.48%	12,808
2013	11.899810	11.401917	-4.18%	11,502
2012	11.309423	11.899810	5.22%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	12.331817	12.662207	2.68%	1,939
2013	12.859829	12.331817	-4.11%	2,017
2012	12.263446	12.859829	4.86%	2,097
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2014	30.641852	28.279190	-7.71%	8,692
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	11.753335	12.032256	2.37%	0
2013	12.512938	11.753335	-6.07%	0
2012	12.402888	12.512938	0.89%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2014	8.709707	8.465404	-2.80%	1,387
2013	7.567435	8.709707	15.09%	1,387
2012	6.708630	7.567435	12.80%	282
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2014	9.986411	9.171695	-8.16%	0
2013	8.429405	9.986411	18.47%	0
2012	7.284044	8.429405	15.72%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	21.976637	22.587732	2.78%	4,302
2013	17.641099	21.976637	24.58%	2,858
2012	15.547767	17.641099	13.46%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	14.490979	14.837165	2.39%	4,343
2013	13.049928	14.490979	11.04%	0
2012	12.186662	13.049928	7.08%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	16.454880	16.948937	3.00%	18,166
2013	14.065705	16.454880	16.99%	18,166
2012	12.800099	14.065705	9.89%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	12.882997	13.103123	1.71%	0
2013	12.552822	12.882997	2.63%	0
2012	12.191753	12.552822	2.96%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.602780	10.635032	0.30%	0
2013*	10.000000	10.602780	6.03%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.690787	10.647727	-0.40%	6,080
2013*	10.000000	10.690787	6.91%	6,080
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	17.512259	18.032786	2.97%	6,402
2013	15.337575	17.512259	14.18%	6,347
2012	14.138667	15.337575	8.48%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	20.127929	20.682040	2.75%	0
2013	16.800084	20.127929	19.81%	0
2012	15.085484	16.800084	11.37%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	15.250271	15.637618	2.54%	1,975
2013	14.097796	15.250271	8.17%	1,975
2012	13.329259	14.097796	5.77%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2014	20.165435	21.432335	6.28%	3,410
2013	15.113690	20.165435	33.42%	793
2012	13.036939	15.113690	15.93%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2014*	10.000000	9.907148	-0.93%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2014*	10.000000	10.102620	1.03%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	29.522061	31.624771	7.12%	2,603
2013	22.664722	29.522061	30.26%	1,545
2012	19.708343	22.664722	15.00%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	9.232234	9.038357	-2.10%	553
2013	9.430266	9.232234	-2.10%	533
2012	9.633102	9.430266	-2.11%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	13.982557	14.220555	1.70%	2,876
2013	14.444925	13.982557	-3.20%	2,777
2012	13.145245	14.444925	9.89%	1,884
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	10.632574	10.268527	-3.42%	0
2013	8.969949	10.632574	18.54%	0
2012	7.931754	8.969949	13.09%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014	16.249274	14.368478	-11.57%	695
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	12.712618	13.708690	7.84%	3,978
2013	9.660589	12.712618	31.59%	4,087
2012	8.496867	9.660589	13.70%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	12.057068	13.012971	7.93%	2,964
2013	9.120782	12.057068	32.19%	3,025
2012	7.923076	9.120782	15.12%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	13.526317	13.734813	1.54%	0
2013	9.968046	13.526317	35.70%	0
2012	8.881687	9.968046	12.23%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	14.420566	16.520612	14.56%	0
2013	10.856424	14.420566	32.83%	0
2012	9.531795	10.856424	13.90%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2014	20.893389	20.973774	0.38%	761
2013	14.825411	20.893389	40.93%	1,816
2012	13.390907	14.825411	10.71%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2014	30.181215	31.546364	4.52%	0
2013	22.016351	30.181215	37.09%	1,120
2012	18.693871	22.016351	17.77%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2014	28.243703	27.804245	-1.56%	184
2013	20.525741	28.243703	37.60%	184
2012	18.196320	20.525741	12.80%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2014	18.812481	20.593711	9.47%	0
2013	14.692112	18.812481	28.04%	0
2012	13.182567	14.692112	11.45%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	10.662014	13.424239	25.91%	16,963
2013	10.604401	10.662014	0.54%	13,141
2012	9.372044	10.604401	13.15%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2014	11.635436	12.880755	10.70%	30,306
2013*	10.000000	11.635436	16.35%	28,141
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.153430	9.989310	-1.62%	13,491
2013	10.360309	10.153430	-2.00%	12,212
2012	10.222898	10.360309	1.34%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2014	12.501577	12.796086	2.36%	2,803
2013*	10.000000	12.501577	25.02%	2,674

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	15.786737	14.195994	-10.08%	452
2013	13.427157	15.786737	17.57%	437
2012	11.471486	13.427157	17.05%	0
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2014	10.664643	10.721549	0.53%	0
2013	10.136567	10.664643	5.21%	0
2012*	10.000000	10.136567	1.37%	0
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2014	11.609967	11.466618	-1.23%	0
2013	10.255208	11.609967	13.21%	0
2012*	10.000000	10.255208	2.55%	0
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2014	11.260619	11.299564	0.35%	0
2013	10.272839	11.260619	9.62%	0
2012*	10.000000	10.272839	2.73%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	27.789621	27.765351	-0.09%	1,551
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	8.984982	-10.15%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2014	20.229362	21.864353	8.08%	557
2013	15.720688	20.229362	28.68%	621
2012	13.771324	15.720688	14.16%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2014	30.318552	33.141181	9.31%	84
2013	22.022269	30.318552	37.67%	84
2012	19.117619	22.022269	15.19%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.356420	10.185033	-1.65%	17,458
2013	10.567028	10.356420	-1.99%	14,475
2012*	10.000000	10.567028	5.67%	9,718
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014	9.105399	9.039396	-0.72%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.579356	11.370305	-1.81%	1,162
2013	12.659052	11.579356	-8.53%	1,092
2012	12.288357	12.659052	3.02%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	11.214499	11.061140	-1.37%	4,960
2013	11.481716	11.214499	-2.33%	10,387
2012	11.090916	11.481716	3.52%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.227743	10.430246	1.98%	16,017
2013	10.666107	10.227743	-4.11%	15,645
2012	9.950190	10.666107	7.20%	23,393
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2014	21.418935	27.516881	28.47%	1,805
2013	14.535657	21.418935	47.35%	1,851
2012	11.334453	14.535657	28.24%	72
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.352783	8.174268	-21.04%	1,105
2013	9.587752	10.352783	7.98%	948
2012*	10.000000	9.587752	-4.12%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	22.889291	21.987735	-3.94%	3,436
2013	15.562679	22.889291	47.08%	4,803
2012	14.737338	15.562679	5.60%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2014	11.057682	11.275111	1.97%	0
2013	10.095851	11.057682	9.53%	0
2012*	10.000000	10.095851	0.96%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	30.094214	32.081516	6.60%	0
2013	22.345359	30.094214	34.68%	0
2012	19.277145	22.345359	15.92%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	12.445969	12.580243	1.08%	6,224
2013	13.897954	12.445969	-10.45%	0
2012	13.227132	13.897954	5.07%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2014	19.176220	21.811005	13.74%	1,743
2013	15.086477	19.176220	27.11%	0
2012	13.265997	15.086477	13.72%	0
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2014	11.923338	12.006336	0.70%	2,708
2013	10.105591	11.923338	17.99%	0
2012*	10.000000	10.105591	1.06%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	14.642422	14.604440	-0.26%	0
2013	13.078684	14.642422	11.96%	0
2012	12.155242	13.078684	7.60%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2014	12.164147	12.571343	3.35%	2,472
2013*	10.000000	12.164147	21.64%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.826790	8.27%	1,734
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	30.789499	31.670493	2.86%	0
2013	22.361237	30.789499	37.69%	0
2012	19.745389	22.361237	13.25%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2014	20.733991	22.946860	10.67%	0
2013	16.088443	20.733991	28.88%	0
2012	14.239301	16.088443	12.99%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2014	19.630402	20.711751	5.51%	0
2013	16.603702	19.630402	18.23%	0
2012	15.407401	16.603702	7.76%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014	10.013671	9.854448	-1.59%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2014	13.949939	14.224830	1.97%	0
2013	12.594405	13.949939	10.76%	0
2012	11.535594	12.594405	9.18%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2014	14.410713	14.748866	2.35%	0
2013	12.735999	14.410713	13.15%	0
2012	11.511808	12.735999	10.63%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2014	15.016813	15.390919	2.49%	0
2013	12.640493	15.016813	18.80%	0
2012	11.216070	12.640493	12.70%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2014	18.789202	16.037774	-14.64%	1,648
2013	15.467253	18.789202	21.48%	0
2012	15.093369	15.467253	2.48%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2014	20.105852	21.341819	6.15%	0
2013	16.074337	20.105852	25.08%	0
2012	14.034687	16.074337	14.53%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2014	21.136011	22.959261	8.63%	1,062
2013	15.882414	21.136011	33.08%	0
2012	14.188613	15.882414	11.94%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2014	12.587552	13.008876	3.35%	0
2013	13.135777	12.587552	-4.17%	0
2012	12.712726	13.135777	3.33%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2014	32.938845	34.174658	3.75%	0
2013	24.775344	32.938845	32.95%	0
2012	22.102308	24.775344	12.09%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	11.877557	11.953176	0.64%	0
2013	9.807182	11.877557	21.11%	0
2012	8.690646	9.807182	12.85%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	13.913401	14.242671	2.37%	0
2013	12.479263	13.913401	11.49%	0
2012	11.321632	12.479263	10.22%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2014	30.494332	30.008931	-1.59%	0
2013	22.874618	30.494332	33.31%	0
2012	19.747243	22.874618	15.84%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2014	9.697542	9.662976	-0.36%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	11.295001	11.488218	1.71%	0
2013	10.164177	11.295001	11.13%	0
2012*	10.000000	10.164177	1.64%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.851409	10.088773	2.41%	0
2013*	10.000000	9.851409	-1.49%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2014	11.961211	10.921356	-8.69%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2014	16.929575	16.223591	-4.17%	0
2013	13.114994	16.929575	29.09%	0
2012	10.930588	13.114994	19.98%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2014	12.446443	12.686635	1.93%	0
2013	9.901440	12.446443	25.70%	0
2012*	10.000000	9.901440	-0.99%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	16.258919	15.071585	-7.30%	2,609
2013	13.278794	16.258919	22.44%	2,579
2012	11.387526	13.278794	16.61%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	11.626646	11.593376	-0.29%	0
2013	10.753052	11.626646	8.12%	0
2012*	10.000000	10.753052	7.53%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	12.727484	13.433879	5.55%	1,407
2013	10.010170	12.727484	27.15%	0
2012*	10.000000	10.010170	0.10%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	25.786819	27.369044	6.14%	0
2013	20.134433	25.786819	28.07%	0
2012	16.613905	20.134433	21.19%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	13.118419	14.036304	7.00%	2,275
2013	9.902057	13.118419	32.48%	0
2012*	10.000000	9.902057	-0.98%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	31.692977	27.258392	-13.99%	0
2013	28.341566	31.692977	11.83%	0
2012	25.592595	28.341566	10.74%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014	9.786067	9.131560	-6.69%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	14.052265	12.719544	-9.48%	0
2013	10.169223	14.052265	38.18%	0
2012*	10.000000	10.169223	1.69%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	23.820115	25.685975	7.83%	2,566
2013	17.952750	23.820115	32.68%	0
2012	15.833392	17.952750	13.39%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	14.553727	14.402140	-1.04%	2,158
2013	11.653050	14.553727	24.89%	0
2012	10.273024	11.653050	13.43%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	12.727125	13.828581	8.65%	0
2013	10.050758	12.727125	26.63%	0
2012	9.027991	10.050758	11.33%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2014	19.431838	21.475997	10.52%	3,390
2013	15.081830	19.431838	28.84%	2,813
2012	13.468372	15.081830	11.98%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	13.258642	13.621024	2.73%	2,913
2013	10.990690	13.258642	20.64%	2,889
2012	9.707105	10.990690	13.22%	2,446

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	10.641514	10.931131	2.72%	7,534
2013	11.162660	10.641514	-4.67%	3,384
2012	10.868716	11.162660	2.70%	2,358
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	14.457887	14.406712	-0.35%	1,884
2013	11.485739	14.457887	25.88%	0
2012	9.615008	11.485739	19.46%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	13.028408	13.776670	5.74%	0
2013	10.272722	13.028408	26.83%	0
2012	8.942733	10.272722	14.87%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	11.697730	12.616898	7.86%	7,537
2013	8.990572	11.697730	30.11%	8,224
2012	7.849255	8.990572	14.54%	3,092
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	18.592204	18.656443	0.35%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2014	21.638154	23.062893	6.58%	0
2013	16.343914	21.638154	32.39%	0
2012	14.135318	16.343914	15.62%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2014	11.915168	12.423731	4.27%	0
2013	8.483640	11.915168	40.45%	0
2012	7.421099	8.483640	14.32%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2014	13.222171	14.297649	8.13%	0
2013	9.752647	13.222171	35.58%	0
2012	8.948768	9.752647	8.98%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	11.855937	12.122702	2.25%	0
2013	9.358010	11.855937	26.69%	0
2012	8.234030	9.358010	13.65%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	11.738363	11.979598	2.06%	0
2013	10.462682	11.738363	12.19%	0
2012	9.628146	10.462682	8.67%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	11.916848	12.208387	2.45%	0
2013	10.044574	11.916848	18.64%	0
2012	9.033388	10.044574	11.19%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.169368	11.293880	1.11%	0
2013	10.878184	11.169368	2.68%	0
2012	10.342256	10.878184	5.18%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.763473	10.770090	0.06%	4,959
2013*	10.000000	10.763473	7.63%	5,047
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.901196	10.774906	-1.16%	115,881
2013*	10.000000	10.901196	9.01%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	11.831720	12.106433	2.32%	0
2013	10.264140	11.831720	15.27%	0
2012	9.335399	10.264140	9.95%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	11.867707	12.142278	2.31%	0
2013	9.759166	11.867707	21.61%	0
2012	8.704464	9.759166	12.12%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	11.594761	11.808623	1.84%	0
2013	10.652325	11.594761	8.85%	0
2012	9.893273	10.652325	7.67%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2014	11.368969	11.645063	2.43%	0
2013	11.871478	11.368969	-4.23%	0
2012	11.288265	11.871478	5.17%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	12.296182	12.619173	2.63%	0
2013	12.829222	12.296182	-4.15%	0
2012	12.240525	12.829222	4.81%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2014	30.472073	28.108133	-7.76%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	11.688212	11.959489	2.32%	0
2013	12.449973	11.688212	-6.12%	0
2012	12.346802	12.449973	0.84%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2014	8.684487	8.436587	-2.85%	0
2013	7.549373	8.684487	15.04%	0
2012	6.696046	7.549373	12.74%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2014	9.947346	9.131144	-8.21%	0
2013	8.400722	9.947346	18.41%	0
2012	7.262970	8.400722	15.67%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	21.854938	22.451176	2.73%	0
2013	17.552359	21.854938	24.51%	0
2012	15.477474	17.552359	13.41%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	14.456487	14.794290	2.34%	3,368
2013	13.025523	14.456487	10.99%	0
2012	12.170096	13.025523	7.03%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	16.415705	16.899940	2.95%	0
2013	14.039375	16.415705	16.93%	0
2012	12.782689	14.039375	9.83%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	12.811652	13.023907	1.66%	0
2013	12.489681	12.811652	2.58%	0
2012	12.136632	12.489681	2.91%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.599161	10.625969	0.25%	1,544
2013*	10.000000	10.599161	5.99%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.687136	10.638651	-0.45%	32,700
2013*	10.000000	10.687136	6.87%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	17.415214	17.923691	2.92%	2,244
2013	15.260369	17.415214	14.12%	2,330
2012	14.074710	15.260369	8.42%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	20.016368	20.556890	2.70%	0
2013	16.715505	20.016368	19.75%	0
2012	15.017217	16.715505	11.31%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	15.165754	15.543013	2.49%	0
2013	14.026830	15.165754	8.12%	0
2012	13.268954	14.026830	5.71%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2014	20.117464	21.370417	6.23%	2,381
2013	15.085423	20.117464	33.36%	0
2012	13.019223	15.085423	15.87%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2014*	10.000000	9.904787	-0.95%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2014*	10.000000	10.100223	1.00%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	29.358496	31.433486	7.07%	0
2013	22.550669	29.358496	30.19%	0
2012	19.619205	22.550669	14.94%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	9.180892	8.983507	-2.15%	0
2013	9.382613	9.180892	-2.15%	0
2012	9.589344	9.382613	-2.16%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	13.905116	14.134577	1.65%	0
2013	14.372269	13.905116	-3.25%	0
2012	13.085829	14.372269	9.83%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	10.601854	10.233633	-3.47%	0
2013	8.948602	10.601854	18.47%	0
2012	7.916925	8.948602	13.03%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014	16.160982	14.283110	-11.62%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	12.675861	13.662073	7.78%	0
2013	9.637576	12.675861	31.53%	0
2012	8.480971	9.637576	13.64%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	12.022173	12.968676	7.87%	0
2013	9.099031	12.022173	32.13%	0
2012	7.908241	9.099031	15.06%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	13.487189	13.688071	1.49%	0
2013	9.944282	13.487189	35.63%	0
2012	8.865053	9.944282	12.17%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	14.378908	16.464495	14.50%	0
2013	10.830592	14.378908	32.76%	0
2012	9.513974	10.830592	13.84%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2014	20.777610	20.846898	0.33%	0
2013	14.750783	20.777610	40.86%	0
2012	13.330323	14.750783	10.66%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2014	30.013992	31.355557	4.47%	0
2013	21.905542	30.013992	37.02%	0
2012	18.609309	21.905542	17.71%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2014	28.087212	27.636056	-1.61%	0
2013	20.422430	28.087212	37.53%	0
2012	18.114007	20.422430	12.74%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2014	18.708276	20.469179	9.41%	0
2013	14.618193	18.708276	27.98%	0
2012	13.122958	14.618193	11.39%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	10.631183	13.378579	25.84%	4,756
2013	10.579126	10.631183	0.49%	0
2012	9.354492	10.579126	13.09%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2014	11.631459	12.869785	10.65%	0
2013*	10.000000	11.631459	16.31%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.124076	9.955337	-1.67%	6,594
2013	10.335646	10.124076	-2.05%	0
2012	10.203793	10.335646	1.29%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2014	12.497315	12.785198	2.30%	0
2013*	10.000000	12.497315	24.97%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	15.749135	14.154944	-10.12%	0
2013	13.402022	15.749135	17.51%	0
2012	11.455869	13.402022	16.99%	0
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2014	10.658319	10.709726	0.48%	0
2013	10.135732	10.658319	5.16%	0
2012*	10.000000	10.135732	1.36%	0
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2014	11.603088	11.453973	-1.29%	0
2013	10.254367	11.603088	13.15%	0
2012*	10.000000	10.254367	2.54%	0
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2014	11.253950	11.287112	0.29%	0
2013	10.271999	11.253950	9.56%	0
2012*	10.000000	10.271999	2.72%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	27.635635	27.597404	-0.14%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	8.981906	-10.18%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2014	20.117327	21.732156	8.03%	0
2013	15.641602	20.117327	28.61%	0
2012	13.709058	15.641602	14.10%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2014	30.150620	32.940791	9.25%	395
2013	21.911475	30.150620	37.60%	0
2012	19.031177	21.911475	15.13%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.347613	10.171179	-1.71%	2,557
2013	10.563432	10.347613	-2.04%	2,564
2012*	10.000000	10.563432	5.63%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014	9.102276	9.031681	-0.78%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.551762	11.337415	-1.86%	0
2013	12.635348	11.551762	-8.58%	0
2012	12.271629	12.635348	2.96%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	11.187797	11.029176	-1.42%	2,783
2013	11.460232	11.187797	-2.38%	0
2012	11.075823	11.460232	3.47%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.213832	10.410747	1.93%	0
2013	10.657042	10.213832	-4.16%	0
2012	9.946827	10.657042	7.14%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2014	21.378928	27.451477	28.40%	4,738
2013	14.515903	21.378928	47.28%	0
2012	11.324843	14.515903	28.18%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.343958	8.163120	-21.08%	0
2013	9.584479	10.343958	7.92%	0
2012*	10.000000	9.584479	-4.16%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	22.782777	21.874220	-3.99%	0
2013	15.498174	22.782777	47.00%	0
2012	14.683773	15.498174	5.55%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2014	11.038857	11.244424	1.86%	6,814
2013	10.088976	11.038857	9.42%	3,742
2012*	10.000000	10.088976	0.89%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	29.761369	31.694266	6.49%	1,744
2013	22.120795	29.761369	34.54%	3,094
2012	19.102982	22.120795	15.80%	937
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	12.306787	12.426837	0.98%	1,026
2013	13.756602	12.306787	-10.54%	5,919
2012	13.106022	13.756602	4.96%	3,815
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2014	19.007056	21.596512	13.62%	3,104
2013	14.968686	19.007056	26.98%	3,134
2012	13.175924	14.968686	13.61%	0
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2014	11.909203	11.979846	0.59%	57,533
2013	10.103928	11.909203	17.87%	34,734
2012*	10.000000	10.103928	1.04%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	14.572708	14.520049	-0.36%	27,951
2013	13.029722	14.572708	11.84%	15,378
2012	12.122153	13.029722	7.49%	2,869
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2014	12.155852	12.549926	3.24%	0
2013*	10.000000	12.155852	21.56%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.819404	8.19%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	30.449022	31.288254	2.76%	0
2013	22.136555	30.449022	37.55%	0
2012	19.567037	22.136555	13.13%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2014	20.504713	22.669915	10.56%	0
2013	15.926800	20.504713	28.74%	10,351
2012	14.110692	15.926800	12.87%	6,332
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2014	19.413353	20.461823	5.40%	5,206
2013	16.436907	19.413353	18.11%	5,336
2012	15.268266	16.436907	7.65%	5,188

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014	10.006804	9.837634	-1.69%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2014	13.826916	14.084973	1.87%	1,853
2013	12.496093	13.826916	10.65%	1,317
2012	11.457282	12.496093	9.07%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2014	14.283608	14.603822	2.24%	0
2013	12.636579	14.283608	13.03%	0
2012	11.433657	12.636579	10.52%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2014	14.884300	15.239512	2.39%	1,038
2013	12.541764	14.884300	18.68%	532
2012	11.139882	12.541764	12.58%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2014	18.623387	15.879962	-14.73%	4,441
2013	15.346435	18.623387	21.35%	2,978
2012	14.990822	15.346435	2.37%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2014	19.883423	21.084141	6.04%	1,002
2013	15.912756	19.883423	24.95%	2,602
2012	13.907849	15.912756	14.42%	1,269
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2014	20.902287	22.682172	8.52%	4,871
2013	15.722839	20.902287	32.94%	4,680
2012	14.060446	15.722839	11.82%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2014	12.448350	12.851874	3.24%	1,523
2013	13.003797	12.448350	-4.27%	1,076
2012	12.597898	13.003797	3.22%	776
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2014	32.574588	33.762181	3.65%	4,379
2013	24.526407	32.574588	32.81%	4,420
2012	21.902676	24.526407	11.98%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	11.808948	11.871983	0.53%	10,708
2013	9.760501	11.808948	20.99%	2,828
2012	8.658146	9.760501	12.73%	1,833

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	13.804741	14.116993	2.26%	71,244
2013	12.394472	13.804741	11.38%	12,660
2012	11.256241	12.394472	10.11%	1,520
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2014	30.157166	29.646787	-1.69%	0
2013	22.644824	30.157166	33.17%	0
2012	19.568913	22.644824	15.72%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2014	9.690920	9.646505	-0.46%	5,829
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	11.275769	11.456943	1.61%	0
2013	10.157251	11.275769	11.01%	0
2012*	10.000000	10.157251	1.57%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.844677	10.071568	2.30%	2,040
2013*	10.000000	9.844677	-1.55%	1,022
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2014	11.922561	10.874938	-8.79%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2014	16.874881	16.154654	-4.27%	0
2013	13.085993	16.874881	28.95%	0
2012	10.917602	13.085993	19.86%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2014	12.425270	12.652106	1.83%	0
2013	9.894703	12.425270	25.57%	0
2012*	10.000000	9.894703	-1.05%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	16.181516	14.984494	-7.40%	26,689
2013	13.229084	16.181516	22.32%	16,290
2012	11.356526	13.229084	16.49%	5,687
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	11.606867	11.561823	-0.39%	9,595
2013	10.745732	11.606867	8.01%	4,323
2012*	10.000000	10.745732	7.46%	2,852
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	12.705810	13.397299	5.44%	580
2013	10.003346	12.705810	27.02%	735
2012*	10.000000	10.003346	0.03%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	25.501584	27.038648	6.03%	1,796
2013	19.932075	25.501584	27.94%	1,796
2012	16.463786	19.932075	21.07%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	13.095940	13.997930	6.89%	2,204
2013	9.895201	13.095940	32.35%	5,665
2012*	10.000000	9.895201	-1.05%	2,087
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	31.342505	26.929375	-14.08%	1,613
2013	28.056820	31.342505	11.71%	1,490
2012	25.361453	28.056820	10.63%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014	9.779381	9.115994	-6.78%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	14.028356	12.684918	-9.58%	232
2013	10.162292	14.028356	38.04%	215
2012*	10.000000	10.162292	1.62%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	23.556736	25.376008	7.72%	2,533
2013	17.772394	23.556736	32.55%	4,380
2012	15.690399	17.772394	13.27%	2,742
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	14.499320	14.333619	-1.14%	7,226
2013	11.621349	14.499320	24.76%	5,896
2012	10.255587	11.621349	13.32%	1,684
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	12.692473	13.776844	8.54%	5,290
2013	10.033645	12.692473	26.50%	5,412
2012	9.021864	10.033645	11.21%	5,867
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2014	19.339361	21.351945	10.41%	0
2013	15.025393	19.339361	28.71%	0
2012	13.431733	15.025393	11.86%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	13.155061	13.500802	2.63%	83,437
2013	10.915987	13.155061	20.51%	81,314
2012	9.651009	10.915987	13.11%	39,838

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	10.558416	10.834683	2.62%	27,796
2013	11.086812	10.558416	-4.77%	25,058
2012	10.805947	11.086812	2.60%	8,095
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	14.344932	14.279546	-0.46%	5,358
2013	11.407665	14.344932	25.75%	9,026
2012	9.559441	11.407665	19.33%	6,347
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	12.926599	13.655045	5.64%	9,282
2013	10.202870	12.926599	26.70%	6,122
2012	8.891032	10.202870	14.75%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	11.618251	12.518367	7.75%	32,650
2013	8.938617	11.618251	29.98%	28,212
2012	7.811893	8.938617	14.42%	10,546
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	18.386657	18.431324	0.24%	1,805
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2014	21.398796	22.784456	6.48%	527
2013	16.179644	21.398796	32.26%	481
2012	14.007587	16.179644	15.51%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2014	11.846296	12.339291	4.16%	975
2013	8.443224	11.846296	40.31%	892
2012	7.393317	8.443224	14.20%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2014	13.145734	14.200465	8.02%	0
2013	9.706187	13.145734	35.44%	0
2012	8.915278	9.706187	8.87%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	11.787398	12.040306	2.15%	11,673
2013	9.313423	11.787398	26.56%	11,125
2012	8.203195	9.313423	13.53%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	11.670508	11.898168	1.95%	13,198
2013	10.412844	11.670508	12.08%	12,798
2012	9.592119	10.412844	8.56%	1,337

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	11.847990	12.125438	2.34%	0
2013	9.996743	11.847990	18.52%	0
2012	8.999579	9.996743	11.08%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.104872	11.217196	1.01%	20,033
2013	10.826431	11.104872	2.57%	20,215
2012	10.303603	10.826431	5.07%	15,880
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.756118	10.751733	-0.04%	83,537
2013*	10.000000	10.756118	7.56%	26,213
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.893760	10.756555	-1.26%	97,339
2013*	10.000000	10.893760	8.94%	39,390
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	11.763379	12.024199	2.22%	15,655
2013	10.215280	11.763379	15.15%	14,840
2012	9.300488	10.215280	9.84%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	11.799144	12.059799	2.21%	15,087
2013	9.712704	11.799144	21.48%	14,212
2012	8.671897	9.712704	12.00%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	11.527800	11.728425	1.74%	3,346
2013	10.601632	11.527800	8.74%	2,838
2012	9.856291	10.601632	7.56%	1,048
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2014	11.303315	11.565974	2.32%	0
2013	11.815009	11.303315	-4.33%	0
2012	11.246092	11.815009	5.06%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	12.225141	12.533433	2.52%	0
2013	12.768152	12.225141	-4.25%	0
2012	12.194752	12.768152	4.70%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2014	30.135104	27.768878	-7.85%	1,291
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	11.558971	11.815163	2.22%	162
2013	12.324915	11.558971	-6.21%	0
2012	12.235311	12.324915	0.73%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2014	8.634305	8.379256	-2.95%	0
2013	7.513425	8.634305	14.92%	0
2012	6.670992	7.513425	12.63%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2014	9.869618	9.050537	-8.30%	0
2013	8.343599	9.869618	18.29%	0
2012	7.220989	8.343599	15.55%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	21.613229	22.180180	2.62%	0
2013	17.375986	21.613229	24.39%	0
2012	15.337663	17.375986	13.29%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	14.387629	14.708781	2.23%	3,823
2013	12.976755	14.387629	10.87%	2,926
2012	12.136974	12.976755	6.92%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	16.337548	16.802294	2.84%	0
2013	13.986825	16.337548	16.81%	0
2012	12.747900	13.986825	9.72%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	12.669920	12.866665	1.55%	8,689
2013	12.364144	12.669920	2.47%	3,967
2012	12.026976	12.364144	2.80%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.591924	10.607868	0.15%	1,466
2013*	10.000000	10.591924	5.92%	1,483
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.679835	10.620513	-0.56%	58,113
2013*	10.000000	10.679835	6.80%	17,676
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	17.222683	17.707429	2.81%	10,120
2013	15.107089	17.222683	14.00%	3,348
2012	13.947620	15.107089	8.31%	1,640
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	19.795011	20.308799	2.60%	8,700
2013	16.547545	19.795011	19.63%	8,715
2012	14.881569	16.547545	11.19%	778

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	14.998051	15.355431	2.38%	0
2013	13.885904	14.998051	8.01%	0
2012	13.149120	13.885904	5.60%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2014	20.021675	21.246933	6.12%	0
2013	15.028955	20.021675	33.22%	2,210
2012	12.983783	15.028955	15.75%	1,350
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2014*	10.000000	9.900068	-1.00%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2014*	10.000000	10.095406	0.95%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	29.033833	31.054107	6.96%	0
2013	22.324082	29.033833	30.06%	0
2012	19.441996	22.324082	14.82%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	9.079000	8.874721	-2.25%	99,387
2013	9.287976	9.079000	-2.25%	4,361
2012	9.502353	9.287976	-2.26%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	13.751397	13.964035	1.55%	4,286
2013	14.227924	13.751397	-3.35%	1,479
2012	12.967670	14.227924	9.72%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	10.540604	10.164095	-3.57%	0
2013	8.905994	10.540604	18.35%	0
2012	7.887311	8.905994	12.92%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014	15.985602	14.113650	-11.71%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	12.602678	13.569319	7.67%	4,447
2013	9.591730	12.602678	31.39%	4,568
2012	8.449269	9.591730	13.52%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	11.952685	12.880538	7.76%	4,541
2013	9.055687	11.952685	31.99%	4,697
2012	7.878627	9.055687	14.94%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	13.409324	13.595138	1.39%	0
2013	9.896977	13.409324	35.49%	0
2012	8.831921	9.896977	12.06%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	14.295792	16.352589	14.39%	0
2013	10.778981	14.295792	32.63%	0
2012	9.478359	10.778981	13.72%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2014	20.547837	20.595279	0.23%	0
2013	14.602568	20.547837	40.71%	0
2012	13.209915	14.602568	10.54%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2014	29.682098	30.977135	4.36%	354
2013	21.685452	29.682098	36.88%	187
2012	18.441219	21.685452	17.59%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2014	27.776626	27.302534	-1.71%	0
2013	20.217240	27.776626	37.39%	0
2012	17.950396	20.217240	12.63%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2014	18.501334	20.222074	9.30%	0
2013	14.471277	18.501334	27.85%	0
2012	13.004390	14.471277	11.28%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	10.569670	13.287597	25.71%	4,477
2013	10.528690	10.569670	0.39%	5,718
2012	9.319450	10.528690	12.98%	1,950
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2014	11.623517	12.847860	10.53%	16,481
2013*	10.000000	11.623517	16.24%	15,946
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.065596	9.887717	-1.77%	3,120
2013	10.286445	10.065596	-2.15%	996
2012	10.165640	10.286445	1.19%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2014	12.488788	12.763416	2.20%	0
2013*	10.000000	12.488788	24.89%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	15.674150	14.073141	-10.21%	712
2013	13.351853	15.674150	17.39%	650
2012	11.424689	13.351853	16.87%	0
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2014	10.645683	10.686101	0.38%	0
2013	10.134065	10.645683	5.05%	0
2012*	10.000000	10.134065	1.34%	0
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2014	11.589320	11.428679	-1.39%	0
2013	10.252676	11.589320	13.04%	0
2012*	10.000000	10.252676	2.53%	0
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2014	11.240591	11.262191	0.19%	1,149
2013	10.270304	11.240591	9.45%	1,149
2012*	10.000000	10.270304	2.70%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	27.330066	27.264351	-0.24%	971
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	8.975773	-10.24%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2014	19.894805	21.469810	7.92%	0
2013	15.484398	19.894805	28.48%	0
2012	13.585193	15.484398	13.98%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2014	29.817212	32.543236	9.14%	983
2013	21.691322	29.817212	37.46%	987
2012	18.859282	21.691322	15.02%	886
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.329991	10.143479	-1.81%	9,895
2013	10.556236	10.329991	-2.14%	9,976
2012*	10.000000	10.556236	5.56%	5,132
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014	9.096025	9.016243	-0.88%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.496748	11.271891	-1.96%	1,978
2013	12.588038	11.496748	-8.67%	579
2012	12.238228	12.588038	2.86%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	11.134504	10.965417	-1.52%	13,464
2013	11.417306	11.134504	-2.48%	12,428
2012	11.045679	11.417306	3.36%	7,861
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.186015	10.371774	1.82%	5,230
2013	10.638895	10.186015	-4.26%	4,581
2012	9.940075	10.638895	7.03%	4,021
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2014	21.299002	27.320924	28.27%	1,885
2013	14.476417	21.299002	47.13%	906
2012	11.305609	14.476417	28.05%	178
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.326333	8.140860	-21.16%	1,326
2013	9.577944	10.326333	7.81%	4,698
2012*	10.000000	9.577944	-4.22%	2,100
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	22.571192	21.648910	-4.09%	3,490
2013	15.369918	22.571192	46.85%	5,550
2012	14.577196	15.369918	5.44%	1,908

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2014	11.029439	11.229083	1.81%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	29.596212	31.502257	6.44%	201
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	12.237727	12.350787	0.92%	81
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2014	18.922925	21.489920	13.57%	97
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2014	11.902125	11.966596	0.54%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	14.537944	14.477997	-0.41%	6,186
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2014	12.151691	12.539212	3.19%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.815705	8.16%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	30.280069	31.098730	2.70%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2014	20.390977	22.532641	10.50%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2014	19.305656	20.337892	5.35%	276
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014	10.003364	9.829217	-1.74%	1,342
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2014	13.765746	14.015498	1.81%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2014	14.220412	14.531780	2.19%	140
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2014	14.818510	15.164390	2.33%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2014	18.541012	15.801620	-14.77%	270
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2014	19.773112	20.956449	5.98%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2014	20.786323	22.544793	8.46%	1,786
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2014	12.379300	12.774041	3.19%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2014	32.393887	33.557717	3.59%	763
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	11.774741	11.831535	0.48%	2,225
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	13.750694	14.054530	2.21%	9,258
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2014	29.989828	29.467188	-1.74%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2014	9.687601	9.638269	-0.51%	3,134
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	11.266161	11.441315	1.55%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.841309	10.062981	2.25%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2014	11.903281	10.851809	-8.83%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2014	16.847611	16.120299	-4.32%	30
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2014	12.414676	12.634847	1.77%	839
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	16.142931	14.941114	-7.44%	456
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	11.596963	11.546047	-0.44%	40
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	12.695006	13.379067	5.39%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	25.360125	26.874908	5.97%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	13.084716	13.978786	6.83%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	31.168507	26.766165	-14.12%	275
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014	9.776041	9.108217	-6.83%	6,205
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	14.016405	12.667618	-9.62%	333
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	23.426074	25.222353	7.67%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	14.472182	14.299475	-1.19%	4,081
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	12.675181	13.751048	8.49%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2014	19.293268	21.290168	10.35%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	13.103534	13.441022	2.58%	5,525
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	10.517076	10.786745	2.56%	1,453
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	14.288769	14.216354	-0.51%	5,124
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	12.875954	13.594589	5.58%	5,173
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	11.578662	12.469336	7.69%	11,071
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	18.284617	18.319658	0.19%	110
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2014	21.280109	22.646487	6.42%	216
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2014	11.812024	12.297300	4.11%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2014	13.107685	14.152121	7.97%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	11.753265	11.999294	2.09%	11,784
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	11.636713	11.857644	1.90%	16,772
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	11.813692	12.084148	2.29%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.072718	11.178998	0.96%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.752440	10.742558	-0.09%	1,863
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.890029	10.747369	-1.31%	130
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	11.729330	11.983267	2.16%	1,357
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	11.764943	12.018682	2.16%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	11.494427	11.688490	1.69%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2014	11.270571	11.526562	2.27%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	12.189741	12.490763	2.47%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2014	29.967920	27.600690	-7.90%	48
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	11.494837	11.743590	2.16%	171
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2014	8.609305	8.350721	-3.00%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2014	9.830994	9.010508	-8.35%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	21.493317	22.045835	2.57%	6,416
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	14.353336	14.666217	2.18%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	16.298607	16.753676	2.79%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	12.599630	12.788741	1.50%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.588302	10.598807	0.10%	49
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.676193	10.611462	-0.61%	132
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	17.127076	17.600125	2.76%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	19.685183	20.185772	2.54%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	14.914797	15.262382	2.33%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2014	19.973956	21.185453	6.07%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2014*	10.000000	9.897707	-1.02%	4,365
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2014*	10.000000	10.093001	0.93%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	28.872720	30.865983	6.90%	445
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	9.028432	8.820785	-2.30%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	13.675061	13.879403	1.49%	2,684
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	10.510044	10.129433	-3.62%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014	15.898567	14.029631	-11.76%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	12.566157	13.523072	7.62%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	11.918075	12.836678	7.71%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	13.370464	13.548800	1.33%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	14.254428	16.296941	14.33%	705
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2014	20.433844	20.470546	0.18%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2014	29.517377	30.789469	4.31%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2014	27.622459	27.137101	-1.76%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2014	18.398691	20.099590	9.24%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	10.539067	13.242372	25.65%	953
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2014	11.619549	12.836900	10.48%	20,489
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.036467	9.854059	-1.82%	538
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2014	12.484524	12.752522	2.15%	1,048
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	15.636773	14.032396	-10.26%	3,760
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2014	10.639360	10.674288	0.33%	0
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2014	11.582445	11.416062	-1.44%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2014	11.233926	11.249753	0.14%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	27.178412	27.099198	-0.29%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	8.972701	-10.27%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2014	19.784433	21.339780	7.86%	5,369
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2014	29.651819	32.346173	9.09%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.321188	10.129661	-1.86%	5,320
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014	9.092908	9.008555	-0.93%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.469321	11.239250	-2.01%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	11.107934	10.933666	-1.57%	11,775
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.172145	10.352363	1.77%	6,471
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2014	21.259170	27.255890	28.21%	4,869
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.317543	8.129764	-21.20%	51
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	22.466058	21.537047	-4.14%	2,698

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2014	11.001249	11.183179	1.65%	2,082
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	29.105747	30.932640	6.28%	691
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	12.032657	12.125175	0.77%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2014	18.672675	21.173172	13.39%	1,530
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2014	11.880913	11.926925	0.39%	3,836
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	14.434097	14.352496	-0.57%	31,117
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2014	12.139237	12.507129	3.03%	2,308
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.804601	8.05%	1,820
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	29.778348	30.536495	2.55%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2014	20.053009	22.125167	10.33%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2014	18.985726	19.970149	5.19%	662
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014	9.993056	9.804009	-1.89%	5,554
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2014	13.583691	13.808896	1.66%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2014	14.032323	14.317559	2.03%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2014	14.622477	14.940810	2.18%	2,446
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2014	18.295656	15.568540	-14.91%	1,010
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2014	19.445395	20.577469	5.82%	9,262

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2014	20.441809	22.137101	8.29%	2,328
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2014	12.174124	12.543040	3.03%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2014	31.857089	32.950955	3.43%	2,184
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	11.672699	11.710992	0.33%	7,522
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	13.589628	13.868585	2.05%	49,354
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2014	29.492831	28.934338	-1.89%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2014	9.677654	9.613586	-0.66%	4,347
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	11.237361	11.394543	1.40%	566
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.831203	10.037204	2.10%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2014	11.845525	10.782556	-8.97%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2014	16.765930	16.017504	-4.46%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2014	12.382949	12.583205	1.62%	1,412
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	16.027608	14.811582	-7.59%	26,036
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	11.567330	11.498878	-0.59%	4,412
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	12.662547	13.324353	5.23%	2,108
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	24.939869	26.388977	5.81%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	13.051049	13.921416	6.67%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	30.651982	26.282130	-14.26%	322
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014	9.766000	9.084883	-6.97%	2,769
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	13.980589	12.615834	-9.76%	761
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	23.037893	24.766325	7.50%	7,804
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	14.390984	14.197421	-1.35%	5,289
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	12.623372	13.673813	8.32%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2014	19.155436	21.105626	10.18%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	12.950052	13.263205	2.42%	6,248
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	10.393909	10.644051	2.41%	283
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	14.121426	14.028293	-0.66%	4,546
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	12.725135	13.414728	5.42%	12,706
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	11.460607	12.323246	7.53%	34,971
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	17.981635	17.988437	0.04%	1,586
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2014	20.927423	22.236970	6.26%	2,133
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2014	11.709573	12.171916	3.95%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2014	12.994018	14.007851	7.80%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	11.651350	11.876986	1.94%	4,580
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	11.535855	11.736821	1.74%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	11.711257	11.960975	2.13%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	10.976728	11.065063	0.80%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.741417	10.715069	-0.25%	11,484
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.878865	10.719865	-1.46%	183,211
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	11.627625	11.861117	2.01%	11,536
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	11.662954	11.896201	2.00%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	11.394765	11.569351	1.53%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2014	11.172906	11.409145	2.11%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	12.084111	12.363510	2.31%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2014	29.471290	27.101581	-8.04%	1,781
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	11.304328	11.531230	2.01%	4,782
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2014	8.534667	8.265612	-3.15%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2014	9.715751	8.891202	-8.49%	3,032

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	21.137153	21.647226	2.41%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	14.250793	14.539078	2.02%	495
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	16.182203	16.608483	2.63%	792
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	12.390833	12.557503	1.35%	9,482
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.577434	10.571671	-0.05%	8,807
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.665230	10.584292	-0.76%	59,428
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	16.843303	17.281934	2.60%	2,172
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	19.359015	19.820834	2.39%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	14.667717	14.986498	2.17%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2014	19.831292	21.001836	5.90%	304
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2014*	10.000000	9.890629	-1.09%	51,636
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2014*	10.000000	10.085783	0.86%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	28.394294	30.307927	6.74%	3,058
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	8.878284	8.660763	-2.45%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	13.448409	13.628416	1.34%	2,601
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	10.418884	10.026157	-3.77%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014	15.640019	13.780267	-11.89%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	12.457182	13.385223	7.45%	4,457
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	11.814708	12.705809	7.54%	2,963
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	13.254513	13.410681	1.18%	2,004
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	14.130800	16.130810	14.15%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2014	20.095190	20.100361	0.03%	2,402
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2014	29.028207	30.232737	4.15%	614
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2014	27.164786	26.646467	-1.91%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2014	18.093764	19.736135	9.08%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	10.447617	13.107320	25.46%	4,690
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2014	11.607630	12.804043	10.31%	16,220
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	9.949451	9.753627	-1.97%	1,264
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2014	12.471729	12.719885	1.99%	2,692
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	15.525035	13.910722	-10.40%	0
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2014	10.620388	10.638899	0.17%	5,277
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2014	11.561819	11.378235	-1.59%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2014	11.213904	11.212455	-0.01%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	26.728050	26.609221	-0.44%	4,483
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	8.963479	-10.37%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2014	19.456613	20.953972	7.70%	1,111
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2014	29.160427	31.761287	8.92%	507
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.294780	10.088216	-2.01%	3,899
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014	9.083527	8.985441	-1.08%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.387349	11.141787	-2.16%	1,861
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	11.028531	10.838833	-1.72%	7,768
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.130569	10.294216	1.62%	5,963
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2014	21.139924	27.061434	28.01%	1,886
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.291136	8.096473	-21.33%	1,325
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	22.153176	21.204482	-4.28%	2,368

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2014	10.973077	11.137393	1.50%	942
2013	10.064877	10.973077	9.02%	942
2012*	10.000000	10.064877	0.65%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	28.622684	30.372470	6.11%	96
2013	21.350842	28.622684	34.06%	96
2012	18.504473	21.350842	15.38%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	11.830678	11.903316	0.61%	0
2013	13.271943	11.830678	-10.86%	0
2012	12.689829	13.271943	4.59%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2014	18.425343	20.860606	13.22%	291
2013	14.562676	18.425343	26.52%	291
2012	12.864704	14.562676	13.20%	0
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2014	11.859719	11.887335	0.23%	0
2013	10.098088	11.859719	17.45%	0
2012*	10.000000	10.098088	0.98%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	14.330817	14.227890	-0.72%	9,416
2013	12.859464	14.330817	11.44%	9,270
2012	12.006835	12.859464	7.10%	8,578
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2014	12.126773	12.475068	2.87%	0
2013*	10.000000	12.126773	21.27%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.793489	7.93%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	29.284162	29.983536	2.39%	0
2013	21.366115	29.284162	37.06%	0
2012	18.954027	21.366115	12.73%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2014	19.720248	21.724564	10.16%	0
2013	15.372466	19.720248	28.28%	0
2012	13.668613	15.372466	12.47%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2014	18.670687	19.608591	5.02%	15,534
2013	15.864885	18.670687	17.69%	15,534
2012	14.789993	15.864885	7.27%	6,491

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014	9.982739	9.778829	-2.04%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2014	13.403754	13.605031	1.50%	0
2013	12.157188	13.403754	10.25%	0
2012	11.186690	12.157188	8.68%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2014	13.846420	14.106147	1.88%	0
2013	12.293804	13.846420	12.63%	0
2012	11.163573	12.293804	10.12%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2014	14.428751	14.720184	2.02%	0
2013	12.201574	14.428751	18.25%	0
2012	10.876743	12.201574	12.18%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2014	18.053234	15.338582	-15.04%	147
2013	14.930038	18.053234	20.92%	147
2012	14.636612	14.930038	2.00%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2014	19.122575	20.204740	5.66%	0
2013	15.358794	19.122575	24.51%	0
2012	13.472027	15.358794	14.01%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2014	20.102552	21.736225	8.13%	288
2013	15.175568	20.102552	32.47%	288
2012	13.619905	15.175568	11.42%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2014	11.972117	12.315943	2.87%	0
2013	12.551260	11.972117	-4.61%	0
2012	12.203278	12.551260	2.85%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2014	31.328478	32.354361	3.27%	182
2013	23.672861	31.328478	32.34%	182
2012	21.216573	23.672861	11.58%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	11.571275	11.591385	0.17%	0
2013	9.598404	11.571275	20.55%	0
2012	8.545024	9.598404	12.33%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	13.430224	13.684822	1.90%	392
2013	12.101537	13.430224	10.98%	392
2012	11.029792	12.101537	9.72%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2014	29.003289	28.410293	-2.04%	0
2013	21.856586	29.003289	32.70%	0
2012	18.955753	21.856586	15.30%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2014	9.667697	9.588930	-0.81%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	11.208582	11.347886	1.24%	0
2013	10.132999	11.208582	10.61%	0
2012*	10.000000	10.132999	1.33%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.821094	10.011480	1.94%	0
2013*	10.000000	9.821094	-1.79%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2014	11.787970	10.713654	-9.11%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2014	16.684473	15.915156	-4.61%	0
2013	12.984803	16.684473	28.49%	0
2012	10.872183	12.984803	19.43%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2014	12.351241	12.531685	1.46%	0
2013	9.871071	12.351241	25.13%	0
2012*	10.000000	9.871071	-1.29%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	15.912925	14.682970	-7.73%	1,081
2013	13.056230	15.912925	21.88%	1,081
2012	11.248492	13.056230	16.07%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	11.537704	11.451778	-0.74%	0
2013	10.720073	11.537704	7.63%	0
2012*	10.000000	10.720073	7.20%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	12.630120	13.269801	5.06%	0
2013	9.979457	12.630120	26.56%	0
2012*	10.000000	9.979457	-0.21%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	24.525915	25.911061	5.65%	0
2013	19.238347	24.525915	27.48%	0
2012	15.947973	19.238347	20.63%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	13.017422	13.864196	6.50%	226
2013	9.871180	13.017422	31.87%	226
2012*	10.000000	9.871180	-1.29%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	30.143304	25.806181	-14.39%	183
2013	27.080251	30.143304	11.31%	183
2012	24.566913	27.080251	10.23%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014	9.755962	9.061575	-7.12%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	13.944816	12.564190	-9.90%	0
2013	10.138026	13.944816	37.55%	0
2012*	10.000000	10.138026	1.38%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	22.655581	24.317889	7.34%	14,162
2013	17.153877	22.655581	32.07%	14,162
2012	15.198871	17.153877	12.86%	6,051
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	14.310126	14.095941	-1.50%	4,557
2013	11.510882	14.310126	24.32%	4,557
2012	10.194682	11.510882	12.91%	4,557
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	12.571709	13.596913	8.15%	0
2013	9.973856	12.571709	26.05%	0
2012	9.000411	9.973856	10.82%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2014	19.018392	20.922415	10.01%	0
2013	14.829072	19.018392	28.25%	0
2012	13.303976	14.829072	11.46%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	12.798162	13.087481	2.26%	7,258
2013	10.657965	12.798162	20.08%	7,313
2012	9.456812	10.657965	12.70%	7,927

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	10.271972	10.503007	2.25%	0
2013	10.824807	10.271972	-5.11%	0
2012	10.588585	10.824807	2.23%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	13.955716	13.842355	-0.81%	0
2013	11.137993	13.955716	25.30%	0
2012	9.367067	11.137993	18.91%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	12.575824	13.236936	5.26%	445
2013	9.961644	12.575824	26.24%	445
2012	8.712083	9.961644	14.34%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	11.343599	12.178676	7.36%	0
2013	8.758641	11.343599	29.51%	0
2012	7.682165	8.758641	14.01%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	17.683315	17.662807	-0.12%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2014	20.580040	21.834218	6.09%	0
2013	15.616456	20.580040	31.78%	0
2012	13.568708	15.616456	15.09%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2014	11.607838	12.047610	3.79%	0
2013	8.302960	11.607838	39.80%	0
2012	7.296682	8.302960	13.79%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2014	12.881167	13.864848	7.64%	0
2013	9.544982	12.881167	34.95%	0
2012	8.798795	9.544982	8.48%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	11.550190	11.755756	1.78%	0
2013	9.158772	11.550190	26.11%	0
2012	8.096028	9.158772	13.13%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	11.435698	11.617030	1.59%	0
2013	10.239996	11.435698	11.68%	0
2012	9.466861	10.239996	8.17%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	11.609557	11.838874	1.98%	0
2013	9.830754	11.609557	18.09%	0
2012	8.882021	9.830754	10.68%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	10.881439	10.952148	0.65%	0
2013	10.646718	10.881439	2.20%	0
2012	10.169066	10.646718	4.70%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.730373	10.687588	-0.40%	0
2013*	10.000000	10.730373	7.30%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.867679	10.692375	-1.61%	0
2013*	10.000000	10.867679	8.68%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	11.526693	11.740070	1.85%	8,091
2013	10.045704	11.526693	14.74%	8,119
2012	9.179039	10.045704	9.44%	8,410
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	11.561666	11.774747	1.84%	0
2013	9.551402	11.561666	21.05%	0
2012	8.558601	9.551402	11.60%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	11.295860	11.451296	1.38%	0
2013	10.425646	11.295860	8.35%	0
2012	9.727582	10.425646	7.18%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2014	11.075888	11.292689	1.96%	0
2013	11.618896	11.075888	-4.67%	0
2012	11.099266	11.618896	4.68%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	11.979229	12.237358	2.15%	0
2013	12.556286	11.979229	-4.60%	0
2012	12.035605	12.556286	4.33%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2014	28.982159	26.610764	-8.18%	4,314
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	11.116730	11.322440	1.85%	0
2013	11.895963	11.116730	-6.55%	0
2012	11.852032	11.895963	0.37%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2014	8.460533	8.181219	-3.30%	0
2013	7.388653	8.460533	14.51%	0
2012	6.583830	7.388653	12.22%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2014	9.601742	8.773354	-8.63%	0
2013	8.146296	9.601742	17.87%	0
2012	7.075612	8.146296	15.13%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	20.786300	21.255167	2.26%	0
2013	16.771181	20.786300	23.94%	0
2012	14.857114	16.771181	12.88%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	14.148810	14.412837	1.87%	0
2013	12.807188	14.148810	10.48%	0
2012	12.021522	12.807188	6.54%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	16.066405	16.464270	2.48%	0
2013	13.804092	16.066405	16.39%	0
2012	12.626664	13.804092	9.32%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	12.185198	12.330113	1.19%	0
2013	11.933852	12.185198	2.11%	0
2012	11.650234	11.933852	2.43%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.566570	10.544575	-0.21%	0
2013*	10.000000	10.566570	5.67%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.654263	10.557140	-0.91%	0
2013*	10.000000	10.654263	6.54%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	16.563769	16.968999	2.45%	10,139
2013	14.581305	16.563769	13.60%	5,650
2012	13.510682	14.581305	7.92%	5,794
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	19.037701	19.461870	2.23%	0
2013	15.971638	19.037701	19.20%	0
2012	14.415365	15.971638	10.80%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	14.424275	14.715103	2.02%	7,189
2013	13.402655	14.424275	7.62%	7,189
2012	12.737218	13.402655	5.22%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2014	19.689439	20.819548	5.74%	0
2013	14.832631	19.689439	32.74%	0
2012	12.860314	14.832631	15.34%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2014*	10.000000	9.883541	-1.16%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2014*	10.000000	10.078555	0.79%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	27.923026	29.759071	6.58%	0
2013	21.547076	27.923026	29.59%	0
2012	18.832877	21.547076	14.41%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	8.730400	8.503410	-2.60%	0
2013	8.963449	8.730400	-2.60%	0
2012	9.203380	8.963449	-2.61%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	13.225246	13.381665	1.18%	0
2013	13.732727	13.225246	-3.70%	0
2012	12.561438	13.732727	9.32%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	10.328421	9.923816	-3.92%	0
2013	8.758056	10.328421	17.93%	0
2012	7.784223	8.758056	12.51%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014	15.385310	13.534984	-12.03%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	12.349020	13.248598	7.28%	464
2013	9.432408	12.349020	30.92%	464
2012	8.338849	9.432408	13.11%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	11.712114	12.576107	7.38%	465
2013	8.905282	11.712114	31.52%	465
2012	7.775680	8.905282	14.53%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	13.139397	13.273765	1.02%	0
2013	9.732578	13.139397	35.00%	0
2012	8.716502	9.732578	11.66%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	14.008111	15.966170	13.98%	0
2013	10.599994	14.008111	32.15%	0
2012	9.354535	10.599994	13.31%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2014	19.761641	19.736330	-0.13%	0
2013	14.094256	19.761641	40.21%	0
2012	12.795997	14.094256	10.15%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2014	28.546468	29.685278	3.99%	0
2013	20.930630	28.546468	36.39%	0
2012	17.863400	20.930630	17.17%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2014	26.713928	26.163925	-2.06%	0
2013	19.513550	26.713928	36.90%	0
2012	17.388005	19.513550	12.22%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2014	17.793491	19.378763	8.91%	0
2013	13.967595	17.793491	27.39%	0
2012	12.596966	13.967595	10.88%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	10.356813	12.973442	25.26%	226
2013	10.353733	10.356813	0.03%	226
2012	9.197581	10.353733	12.57%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2014	11.595703	12.771234	10.14%	0
2013*	10.000000	11.595703	15.96%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	9.863089	9.654103	-2.12%	0
2013	10.115717	9.863089	-2.50%	0
2012	10.032936	10.115717	0.83%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2014	12.458930	12.687297	1.83%	0
2013*	10.000000	12.458930	24.59%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	15.413932	13.789913	-10.54%	0
2013	13.177348	15.413932	16.97%	0
2012	11.315984	13.177348	16.45%	0
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2014	10.601444	10.603584	0.02%	0
2013	10.128211	10.601444	4.67%	0
2012*	10.000000	10.128211	1.28%	0
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2014	11.541174	11.340446	-1.74%	0
2013	10.246758	11.541174	12.63%	0
2012*	10.000000	10.246758	2.47%	0
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2014	11.193896	11.175236	-0.17%	0
2013	10.264381	11.193896	9.06%	0
2012*	10.000000	10.264381	2.64%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	26.284467	26.127371	-0.60%	5,819
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	8.954265	-10.46%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2014	19.133719	20.574549	7.53%	0
2013	14.945495	19.133719	28.02%	0
2012	13.159590	14.945495	13.57%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2014	28.676483	31.186156	8.75%	8,311
2013	20.936347	28.676483	36.97%	8,311
2012	18.268420	20.936347	14.60%	5,054
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.268426	10.046919	-2.16%	1,420
2013	10.531031	10.268426	-2.49%	1,420
2012*	10.000000	10.531031	5.31%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014	9.074154	8.962371	-1.23%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.305836	11.045023	-2.31%	0
2013	12.423485	11.305836	-9.00%	0
2012	12.121758	12.423485	2.49%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	10.949607	10.744724	-1.87%	0
2013	11.268065	10.949607	-2.83%	0
2012	10.940559	11.268065	2.99%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.089088	10.236304	1.46%	9,279
2013	10.575532	10.089088	-4.60%	9,291
2012	9.916475	10.575532	6.65%	7,989
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2014	21.021141	26.868044	27.81%	0
2013	14.338834	21.021141	46.60%	0
2012	11.238479	14.338834	27.59%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.264779	8.063292	-21.45%	0
2013	9.555058	10.264779	7.43%	0
2012*	10.000000	9.555058	-4.45%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	21.844170	20.876540	-4.43%	8,185
2013	14.928234	21.844170	46.33%	8,185
2012	14.209306	14.928234	5.06%	3,522

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2014	10.935555	11.076528	1.29%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	25.868447	27.393485	5.90%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	11.566206	11.613316	0.41%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2014	18.100019	20.450229	12.98%	0
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2014	10.923671	10.926622	0.03%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	14.193990	14.063101	-0.92%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2014	12.110138	12.432369	2.66%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.778681	7.79%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	26.415125	26.990440	2.18%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2014	17.622288	19.373524	9.94%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2014	16.887578	17.699491	4.81%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014*	10.000000	9.810564	-1.89%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2014	13.167149	13.337429	1.29%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2014	13.601967	13.828646	1.67%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2014	14.174006	14.430605	1.81%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2014	17.734410	15.036702	-15.21%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2014	17.207514	18.143970	5.44%	0

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2014	17.718577	19.119173	7.90%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2014	11.509795	11.816038	2.66%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2014	29.840967	30.754840	3.06%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	11.437321	11.433662	-0.03%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	13.220200	13.443157	1.69%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2014	26.072543	25.486989	-2.25%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.895252	-1.05%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	11.170283	11.285884	1.03%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.807613	9.977202	1.73%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2014	11.711538	10.622330	-9.30%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2014	16.576352	15.779533	-4.81%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2014	12.309019	12.463181	1.25%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	15.761022	14.512924	-7.92%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	11.498254	11.389199	-0.95%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	12.586962	13.197304	4.85%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	22.481949	23.702893	5.43%	0

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	12.972649	13.788145	6.29%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	27.824520	23.772057	-14.56%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014*	10.000000	9.356915	-6.43%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	13.897130	12.495492	-10.09%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	20.709429	22.183308	7.12%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	14.202803	13.961494	-1.70%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	12.503028	13.494864	7.93%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2014	18.836864	20.680155	9.79%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	12.597934	12.856279	2.05%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	10.111357	10.317560	2.04%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	13.737430	13.597858	-1.02%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	12.379059	13.003065	5.04%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	11.189124	11.988163	7.14%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	15.997653	15.946289	-0.32%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2014	18.550540	19.640621	5.88%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2014	11.473316	11.883536	3.58%	0

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2014	12.731911	13.676061	7.42%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	11.416396	11.595719	1.57%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	11.303253	11.458907	1.38%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	11.475126	11.677753	1.77%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	10.755430	10.803089	0.44%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.715650	10.651004	-0.60%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.852763	10.655765	-1.82%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	11.393201	11.580288	1.64%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	11.427758	11.614469	1.63%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	11.165064	11.295464	1.17%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2014	10.947658	11.139016	1.75%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	11.840522	12.070830	1.95%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2014	27.064117	24.798604	-8.37%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	10.781225	10.958173	1.64%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2014	8.362511	8.069825	-3.50%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2014	9.451487	8.618321	-8.82%	0

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	18.815140	19.200033	2.05%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	14.013733	14.245924	1.66%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	15.913040	16.273628	2.27%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	11.680051	11.794682	0.98%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.552060	10.508470	-0.41%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.639645	10.521005	-1.12%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	15.384138	15.728144	2.24%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	17.447894	17.800016	2.02%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	13.597992	13.843669	1.81%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2014	19.501541	20.578521	5.52%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2014*	10.000000	9.874079	-1.26%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2014*	10.000000	10.068910	0.69%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	24.967964	26.555049	6.36%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	8.536715	8.297687	-2.80%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	12.496407	12.618235	0.97%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	10.208791	9.788724	-4.11%	0

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014	15.051552	13.214157	-12.21%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	12.205975	13.068250	7.06%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	11.576407	12.404860	7.16%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	12.987247	13.093104	0.82%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	13.845848	15.748830	13.74%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2014	17.578827	17.520256	-0.33%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2014	24.734204	25.668109	3.78%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2014	23.928023	23.387233	-2.26%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2014	15.983452	17.371725	8.69%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	10.236747	12.796743	25.01%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2014	11.579798	12.727521	9.91%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	9.748868	9.522699	-2.32%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2014	12.441855	12.643898	1.62%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	15.266787	13.630211	-10.72%	0
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2014	10.127695	10.108932	-0.19%	0
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2014	10.691269	10.483731	-1.94%	0

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2014	10.440241	10.401438	-0.37%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	24.067630	23.874655	-0.80%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	8.941962	-10.58%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2014	17.297860	18.562254	7.31%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2014	25.498415	27.673013	8.53%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.233309	9.992002	-2.36%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014*	10.000000	9.601716	-3.98%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.197859	10.917071	-2.51%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	10.845035	10.620254	-2.07%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.033962	10.159470	1.25%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2014	20.863569	26.611947	27.55%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.229646	8.019157	-21.61%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	21.438217	20.446471	-4.63%	0

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and

Contract Owners of Nationwide Variable Account-II:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-II (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2014, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2014, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 13, 2015

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

Assets:
Investments at fair value:

Mid Cap Growth Portfolio - Class S Shares (ALMCS)
27,168 shares (cost $400,179)	$516,471
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)
9,552 shares (cost $113,910)	112,139
VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)
1,357,949 shares (cost $15,443,499)	15,847,261
VP Inflation Protection Fund - Class I (ACVIP1)
19,074 shares (cost $201,506)	198,941
Growth Fund - Class 1 (AFGF)
157,246 shares (cost $8,521,897)	12,603,246
High-Income Bond Fund - Class 1 (AFHY)
115,912 shares (cost $1,270,006)	1,221,711
Managed Risk Asset Allocation Fund - Class P2 (AVPAP2)
65,073,498 shares (cost $753,131,532)	798,451,825
U.S. Government/AAA-Rated Securities Fund - Class 1 (AFGC)
72,237 shares (cost $872,259)	895,737
Global Allocation V.I. Fund - Class III (MLVGA3)
23,764,987 shares (cost $351,338,504)	336,749,861
Money Market Portfolio(TM) (CHSMM)
8,890,050 shares (cost $8,890,050)	8,890,050
VIP Value Series: Service Class (DWVVLS)
21,593 shares (cost $566,271)	629,647
VIP Small Cap Value Series: Service Class (DWVSVS)
591,074 shares (cost $23,474,524)	23,690,226
Stock Index Fund, Inc. - Initial Shares (DSIF)
5,429,580 shares (cost $157,139,620)	244,276,807
Stock Index Fund, Inc. - Service Shares (DSIFS)
3,761,645 shares (cost $117,037,272)	169,386,875
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
992,902 shares (cost $24,918,165)	45,643,691
Floating-Rate Income Fund (ETVFR)
2,274,362 shares (cost $21,231,554)	20,901,389
VIP Real Estate Portfolio: Service Class 2 (FRESS2)
34,273 shares (cost $632,778)	667,305
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
562,697 shares (cost $6,428,003)	6,651,079
VA International Equity Fund (HVIE)
938,298 shares (cost $13,859,621)	14,796,957
VA Situs Fund (HVSIT)
1,541,948 shares (cost $30,685,737)	34,123,319
V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)
913,773 shares (cost $13,335,999)	12,646,615
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)
3,752,498 shares (cost $15,692,493)	21,539,336
Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
17,061 shares (cost $215,632)	209,848
Mid Cap Value Portfolio: Class 1 (JPMMV1)
1,405,999 shares (cost $12,423,998)	16,042,445
Balanced Portfolio: Service Shares (JABS)
342,220 shares (cost $9,734,810)	11,282,997
Enterprise Portfolio: Service Shares (JAMGS)
2,230 shares (cost $123,374)	132,141

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

Forty Portfolio: Service Shares (JACAS)
3,816,014 shares (cost $136,541,402)	149,625,911
Global Technology Portfolio: Service Shares (JAGTS)
4,313,726 shares (cost $31,958,588)	36,925,493
Overseas Portfolio: Service Shares (JAIGS)
2,021,051 shares (cost $78,701,244)	63,764,148
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
636,159 shares (cost $14,374,054)	12,697,740
Investors Growth Stock Series - Service Class (MIGSC)
484,385 shares (cost $5,168,840)	7,570,943
New Discovery Series - Service Class (MNDSC)
1,413,055 shares (cost $24,894,239)	21,619,748
Utilities Series - Service Class (MVUSC)
3,362 shares (cost $113,634)	112,563
Value Series - Service Class (MVFSC)
19,186,755 shares (cost $226,166,182)	384,694,430
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
7,871,174 shares (cost $142,695,625)	168,757,961
Core Plus Fixed Income Portfolio - Class I (MSVFI)
239,963 shares (cost $2,532,448)	2,562,806
Core Plus Fixed Income Portfolio - Class II (MSVF2)
1,410,250 shares (cost $14,019,033)	15,019,168
Emerging Markets Debt Portfolio - Class I (MSEM)
278,590 shares (cost $2,151,477)	2,214,790
Emerging Markets Debt Portfolio - Class II (MSEMB)
103,279 shares (cost $805,736)	815,907
Global Real Estate Portfolio - Class II (VKVGR2)
26,034 shares (cost $259,871)	275,176
U.S. Real Estate Portfolio - Class I (MSVRE)
1,526 shares (cost $21,527)	30,713
U.S. Real Estate Portfolio - Class II (MSVREB)
205 shares (cost $3,182)	4,108
American Funds NVIT Managed Asset Allocation Fund Class II (NAMAA2)
18,801,283 shares (cost $187,221,764)	186,508,730
American Funds NVIT Managed Growth-Income Fund Class II (NAMGI2)
2,139,404 shares (cost $21,653,925)	21,714,955
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2,933,145 shares (cost $44,100,634)	56,199,062
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
9,308,278 shares (cost $142,427,269)	177,601,954
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
211,946,706 shares (cost $3,687,581,000)	5,277,472,991
American Funds NVIT Bond Fund - Class II (GVABD2)
152,807,383 shares (cost $1,695,925,948)	1,761,869,129
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
7,211,938 shares (cost $160,088,860)	221,983,447
American Funds NVIT Growth Fund - Class II (GVAGR2)
4,376,614 shares (cost $245,999,922)	367,854,442
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
34,261,476 shares (cost $1,311,719,744)	2,022,454,926
Federated NVIT High Income Bond Fund - Class I (HIBF)
10,018,353 shares (cost $69,847,992)	66,622,046
NVIT Emerging Markets Fund - Class I (GEM)
1,105,199 shares (cost $12,604,402)	12,168,246
NVIT Emerging Markets Fund - Class II (GEM2)
5,508,523 shares (cost $62,563,436)	59,822,560

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

NVIT International Equity Fund - Class I (GIG)
2,176,826 shares (cost $23,380,410)	22,421,308
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)
3,690,512 shares (cost $34,516,041)	37,717,035
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
8,070,536 shares (cost $68,285,056)	81,915,943
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)
3,021,115 shares (cost $28,718,990)	30,362,202
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
162,092 shares (cost $2,313,604)	2,677,762
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
9,076,507 shares (cost $75,058,362)	149,853,128
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
5,493,054 shares (cost $55,261,085)	59,819,362
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
180,033,440 shares (cost $1,835,389,565)	2,131,595,929
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
242,918,113 shares (cost $2,402,550,396)	2,934,450,805
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
69,226,006 shares (cost $732,957,329)	737,256,969
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
241,519,903 shares (cost $2,430,675,513)	2,900,654,039
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
35,756,857 shares (cost $340,167,379)	397,258,678
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
75,040,406 shares (cost $784,951,354)	859,963,058
NVIT Core Bond Fund - Class I (NVCBD1)
311,911 shares (cost $3,490,599)	3,406,063
NVIT Core Bond Fund - Class II (NVCBD2)
9,334,789 shares (cost $100,475,966)	101,562,503
NVIT Core Plus Bond Fund - Class II (NVLCP2)
5,650,005 shares (cost $64,819,995)	64,579,553
NVIT Nationwide Fund - Class I (TRF)
9,278,892 shares (cost $93,816,943)	135,657,407
NVIT Nationwide Fund - Class II (TRF2)
9,686,460 shares (cost $72,517,327)	141,034,851
NVIT Government Bond Fund - Class I (GBF)
24,542,308 shares (cost $284,811,538)	271,683,349
American Century NVIT Growth Fund - Class I (CAF)
1,654,708 shares (cost $17,190,594)	36,916,534
American Century NVIT Growth Fund -Class II (CAF2)
3,611,998 shares (cost $41,601,185)	52,518,453
NVIT International Index Fund - Class II (GVIX2)
6,381 shares (cost $63,019)	57,428
NVIT International Index Fund - Class VIII (GVIX8)
4,390,027 shares (cost $39,284,102)	39,378,539
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
16,409,004 shares (cost $149,906,849)	212,168,423
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
78,586,271 shares (cost $1,067,091,212)	1,215,729,606
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
83,490,276 shares (cost $1,207,542,018)	1,487,796,720
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
64,026,498 shares (cost $660,016,038)	667,796,378
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
200,491,021 shares (cost $2,231,924,017)	2,678,560,039

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
74,054,366 shares (cost $812,194,260)	1,027,134,059
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
72,117,496 shares (cost $766,827,867)	858,198,200
NVIT Mid Cap Index Fund - Class I (MCIF)
6,072,035 shares (cost $113,167,246)	152,347,352
NVIT Money Market Fund - Class I (SAM)
619,521,507 shares (cost $619,521,507)	619,521,507
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
2,851,238 shares (cost $34,257,607)	31,620,227
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
12,588,039 shares (cost $109,511,817)	138,720,189
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
404,526 shares (cost $4,549,989)	4,077,620
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
5,939,408 shares (cost $66,476,792)	59,453,474
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
777,173 shares (cost $8,592,966)	10,437,434
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
9,303,290 shares (cost $92,549,039)	124,198,917
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
412,961 shares (cost $4,554,522)	4,868,807
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
6,759,941 shares (cost $67,827,011)	79,361,705
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
15,022,365 shares (cost $131,855,695)	188,981,350
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
10,039,539 shares (cost $98,606,308)	123,486,328
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)
2,016 shares (cost $25,863)	23,815
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
26,619,012 shares (cost $262,877,005)	315,169,105
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
308,654 shares (cost $5,724,028)	6,475,563
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
1,265,950 shares (cost $23,902,700)	25,546,867
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2,275,558 shares (cost $24,735,027)	36,090,344
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2,404,331 shares (cost $30,289,760)	37,483,524
NVIT Multi-Manager Small Company Fund - Class I (SCF)
3,227,910 shares (cost $60,025,893)	75,694,494
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
2,077,585 shares (cost $34,949,879)	47,057,303
NVIT Multi-Sector Bond Fund - Class I (MSBF)
23,445,721 shares (cost $210,686,813)	213,824,978
NVIT Short Term Bond Fund - Class II (NVSTB2)
11,221,515 shares (cost $117,305,803)	116,367,111
NVIT Large Cap Growth Fund - Class I (NVOLG1)
16,119,988 shares (cost $258,645,468)	366,568,525
NVIT Large Cap Growth Fund - Class II (NVOLG2)
10,303,513 shares (cost $166,352,638)	233,580,641
Templeton NVIT International Value Fund - Class III (NVTIV3)
18,148,636 shares (cost $218,928,885)	220,142,951
Invesco NVIT Comstock Value Fund - Class I (EIF)
26,684 shares (cost $407,510)	443,483

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

Invesco NVIT Comstock Value Fund - Class II (EIF2)
10,906,615 shares (cost $112,986,535)	180,286,347
NVIT Real Estate Fund - Class I (NVRE1)
7,988,820 shares (cost $64,495,471)	67,665,308
NVIT Real Estate Fund - Class II (NVRE2)
13,430,109 shares (cost $119,950,287)	112,812,920
Loring Ward NVIT Moderate Fund - Class II (NVLM2)
121,128 shares (cost $1,428,094)	1,401,446
Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)
12,747 shares (cost $157,175)	151,436
NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)
72,723,371 shares (cost $777,714,191)	755,595,827
NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)
36,227,106 shares (cost $385,901,118)	376,761,902
NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
44,050,271 shares (cost $467,090,924)	467,813,879
NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
24,771,086 shares (cost $260,954,412)	262,078,089
NVIT Small Cap Index Fund Class II (NVSIX2)
1,732,362 shares (cost $23,431,643)	24,010,543
NVIT S&P 500 Index Fund Class II (GVEX2)
11,827,202 shares (cost $157,249,396)	168,655,894
TOPS Managed Risk Balanced ETF Portfolio - Class 4 (NOTB4)
984,880 shares (cost $11,236,040)	11,316,270
TOPS Managed Risk Growth ETF Portfolio - Class 4 (NOTG4)
637,848 shares (cost $7,386,085)	7,507,476
TOPS Managed Risk Moderate Growth ETF Portfolio - Class 4 (NOTMG4)
798,484 shares (cost $9,502,025)	9,509,940
Foreign Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)
10,438 shares (cost $110,850)	113,775
Real Return Portfolio - Advisor Class (PMVRA)
4,002 shares (cost $52,193)	51,259
VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)
43,465 shares (cost $528,119)	523,753
VPS Growth and Income Portfolio - Class B (ALVGIB)
211,447 shares (cost $4,049,083)	6,282,103
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
11,274 shares (cost $245,806)	247,456
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)
4,469,644 shares (cost $83,153,963)	97,393,552
VP Balanced Fund - Class I (ACVB)
4,590,955 shares (cost $30,452,941)	36,589,914
VP Capital Appreciation Fund - Class I (ACVCA)
4,618 shares (cost $62,398)	72,594
VP Income & Growth Fund - Class I (ACVIG)
1,710,510 shares (cost $11,532,201)	17,293,254
VP Income & Growth Fund - Class II (ACVIG2)
524,271 shares (cost $3,466,166)	5,305,627
VP Inflation Protection Fund - Class II (ACVIP2)
23,771,485 shares (cost $266,013,641)	246,985,728
VP International Fund - Class I (ACVI)
842 shares (cost $9,011)	8,405
VP Mid Cap Value Fund - Class I (ACVMV1)
514,187 shares (cost $8,110,505)	10,201,461
VP Mid Cap Value Fund - Class II (ACVMV2)
6,621,500 shares (cost $100,383,908)	131,436,779

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

Mid Cap Stock Portfolio- Service Shares (DVMCSS)
417,507 shares (cost $9,280,920)	9,590,129
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
5,045,738 shares (cost $64,080,708)	92,841,583
Appreciation Portfolio - Initial Shares (DCAP)
650,888 shares (cost $24,256,303)	32,225,452
Appreciation Portfolio - Service Shares (DCAPS)
2,423,170 shares (cost $96,009,133)	119,292,682
Opportunistic Small Cap Portfolio: Service Shares (DVDLS)
24,750 shares (cost $917,697)	1,157,065
Growth and Income Portfolio - Initial Shares (DGI)
466,060 shares (cost $9,851,744)	15,230,838
Managed Tail Risk Fund II: Service Shares (FCA2S)
172,893 shares (cost $1,022,301)	957,826
Quality Bond Fund II - Primary Shares (FQB)
749,591 shares (cost $8,470,333)	8,560,324
Quality Bond Fund II - Service Shares (FQBS)
2,377,490 shares (cost $25,682,715)	27,032,058
Equity-Income Portfolio - Initial Class (FEIP)
14,375,147 shares (cost $323,327,293)	348,884,808
VIP Value Strategies Portfolio - Service Class 2 (FVSS2)
509,394 shares (cost $4,116,006)	7,783,543
High Income Portfolio - Initial Class (FHIP)
7,297,813 shares (cost $38,339,933)	40,283,927
VIP Asset Manager Portfolio - Initial Class (FAMP)
7,466,621 shares (cost $108,222,895)	128,052,545
VIP Energy Portfolio - Service Class 2 (FNRS2)
3,965,743 shares (cost $81,961,174)	80,782,191
VIP Equity-Income Portfolio - Service Class 2 (FEI2)
11,408,796 shares (cost $236,387,002)	271,871,597
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
470,402 shares (cost $5,385,079)	5,847,101
VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
16,447,199 shares (cost $178,370,270)	203,616,327
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
944,085 shares (cost $10,517,033)	12,027,638
VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
37,977,825 shares (cost $394,392,703)	482,318,379
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
825,526 shares (cost $8,926,054)	10,723,576
VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
3,745,757 shares (cost $41,523,627)	48,507,559
VIP Growth Portfolio - Initial Class (FGP)
5,954,694 shares (cost $175,609,997)	378,004,001
VIP Growth Portfolio - Service Class 2 (FG2)
3,568,000 shares (cost $170,996,354)	224,070,412
VIP High Income Portfolio - Initial Class R (FHIPR)
3,073,904 shares (cost $18,020,400)	16,906,471
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
1,373,926 shares (cost $17,781,410)	17,393,907
VIP Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)
28,594,020 shares (cost $358,887,285)	357,711,195
VIP Mid Cap Portfolio - Service Class (FMCS)
638,675 shares (cost $20,817,439)	23,911,991
VIP Mid Cap Portfolio - Service Class 2 (FMC2)
7,795,202 shares (cost $224,876,023)	287,175,234

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

VIP Overseas Portfolio - Initial Class (FOP)
2,445,912 shares (cost $46,232,034)	45,738,562
VIP Overseas Portfolio - Initial Class R (FOPR)
1,246,907 shares (cost $23,533,468)	23,254,811
VIP Overseas Portfolio - Service Class 2 (FO2)
88,728 shares (cost $1,646,607)	1,645,910
VIP Overseas Portfolio - Service Class 2 R (FO2R)
4,355,192 shares (cost $68,018,908)	79,917,771
VIP Value Strategies Portfolio - Service Class (FVSS)
376,581 shares (cost $3,811,155)	5,708,971
Franklin Income Securities Fund - Class 2 (FTVIS2)
16,691,859 shares (cost $255,842,896)	267,069,745
Rising Dividends Securities Fund - Class 2 (FTVRD2)
1,760,559 shares (cost $34,431,464)	51,161,831
Small Cap Value Securities Fund - Class 2 (FTVSV2)
5,677,264 shares (cost $82,171,627)	126,716,543
Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)
24,575 shares (cost $555,623)	543,344
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)
1,536,783 shares (cost $15,217,759)	14,138,407
Templeton Foreign Securities Fund - Class 2 (TIF2)
3,601,163 shares (cost $63,047,701)	54,197,505
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
7,613,400 shares (cost $142,440,183)	136,965,071
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
12,176,445 shares (cost $91,135,277)	90,349,223
Franklin Strategic Income Securities Fund: Class 2 (FTVSI2)
24,000 shares (cost $292,102)	277,202
Franklin High Income Securities Fund: Class 2 (FTVHI2)
91,604 shares (cost $595,165)	587,182
Structured Small Cap Equity Fund: Service Shares (GVSSCS)
1,508 shares (cost $22,216)	20,512
Short Duration Bond Portfolio - I Class Shares (AMTB)
11,246,476 shares (cost $124,953,028)	119,887,438
Growth Portfolio - I Class Shares (AMTG)
479 shares (cost $10,608)	14,108
International Portfolio - S Class Shares (AMINS)
3,882 shares (cost $43,163)	43,165
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
868 shares (cost $9,381)	14,222
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
206,033 shares (cost $3,442,248)	3,694,180
Socially Responsive Portfolio - I Class Shares (AMSRS)
1,082,115 shares (cost $14,654,591)	25,840,898
International Growth Fund/VA- Service Shares (OVIGS)
4,159,352 shares (cost $10,529,335)	9,982,445
Capital Income Fund/VA - Non-Service Shares (OVMS)
2,325,468 shares (cost $34,120,670)	34,114,617
Core Bond Fund/VA - Non-Service Shares (OVB)
3,320,558 shares (cost $30,439,567)	26,431,645
Global Securities Fund/VA - Non-Service Shares (OVGS)
3,940,572 shares (cost $133,491,243)	155,652,603
Global Securities Fund/VA - Service Class (OVGSS)
2,584,017 shares (cost $103,780,013)	101,060,914
International Growth Fund/VA - Non-Service Shares (OVIG)
351,310 shares (cost $854,707)	811,525

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

Main Street Fund(R)/VA - Non-Service Shares (OVGI)
412,165 shares (cost $8,916,122)	13,852,857
Main Street Fund(R)/VA - Service Class (OVGIS)
6,431,795 shares (cost $110,137,379)	214,371,714
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
311,309 shares (cost $7,808,385)	8,268,378
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)
3,532,411 shares (cost $73,823,283)	92,761,105
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)
120,019 shares (cost $6,729,986)	9,459,932
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
251,244 shares (cost $1,381,403)	1,331,593
Global Strategic Income Fund/VA: Service Shares (OVSBS)
1,691,523 shares (cost $9,546,631)	9,168,054
All Asset Portfolio - Advisor Class (PMVAAD)
4,784,131 shares (cost $54,444,682)	50,089,851
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
2,098,755 shares (cost $23,933,029)	22,099,894
Low Duration Portfolio - Advisor Class (PMVLAD)
38,224,196 shares (cost $402,228,415)	404,411,989
Total Return Portfolio - Advisor Class (PMVTRD)
26,631,322 shares (cost $302,278,456)	298,270,809
CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)
16,265 shares (cost $103,776)	79,860
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)
377,576 shares (cost $5,225,718)	4,791,441
Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)
9,175 shares (cost $73,581)	72,572
VT Growth & Income Fund: Class IB (PVGIB)
95,101 shares (cost $1,570,345)	2,484,037
VT International Equity Fund: Class IB (PVTIGB)
19,927 shares (cost $269,116)	263,039
VT Voyager Fund: Class IB (PVTVB)
39,866 shares (cost $1,662,943)	2,194,206
VI American Franchise Fund - Series II Shares (ACEG2)
114,789 shares (cost $4,869,327)	6,156,120
Diversified Stock Fund Class A Shares (VYDS)
32,847 shares (cost $236,337)	497,625
Small-Cap Portfolio - Investment Class (ROCSC)
27,903 shares (cost $375,627)	352,972
Variable Fund - Multi-Hedge Strategies (RVARS)
597,992 shares (cost $13,648,938)	14,238,198
Health Sciences Portfolio - II (TRHS2)
6,178,665 shares (cost $170,629,339)	223,976,589
VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)
1,197,973 shares (cost $36,032,898)	29,518,055
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)
1,113,153 shares (cost $11,934,124)	10,385,716
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
1,870,428 shares (cost $22,499,848)	24,222,048
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
1,375,209 shares (cost $41,389,873)	34,889,062
Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility (WRPMAV)
1,350,222 shares (cost $7,273,833)	7,144,834
Ivy Funds VIP - Pathfinder Moderately Conservative - Managed Volatility (WRPMCV)
228,606 shares (cost $1,197,111)	1,205,395

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

Ivy Funds VIP - Pathfinder Moderate - Managed Volatility (WRPMMV)
925,607 shares (cost $4,943,693)	4,992,353
Variable Insurance Portfolios - Asset Strategy (WRASP)
24,063,906 shares (cost $262,195,425)	261,533,749
Variable Insurance Portfolios - High Income (WRHIP)
24,077,485 shares (cost $95,249,215)	92,712,765
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
5,260,284 shares (cost $51,687,721)	57,045,146
Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)
7,184 shares (cost $40,835)	41,160
Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)
579,706 shares (cost $3,136,730)	3,211,456
Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)
5,457,679 shares (cost $29,492,751)	32,040,940
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)
8,375,374 shares (cost $46,800,199)	51,389,621
Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)
1,306,273 shares (cost $7,160,406)	7,582,130
Advantage VT Discovery Fund (SVDF)
1,289 shares (cost $25,489)	39,587
Advantage VT Opportunity Fund - Class 2 (SVOF)
10,614 shares (cost $177,340)	306,307
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
6,749,289 shares (cost $61,953,234)	67,222,920
Advantage VT Small Cap Value Fund - Class 2 (WFVSMV)
653 shares (cost $4,914)	7,285
Advantage VT Total Return Bond Fund - Class 2 (WFVTRB)
29,408 shares (cost $305,462)	309,074
Advantage - VT Omega Growth Fund - Class 2 (WFVOG2)
1,631 shares (cost $35,250)	43,859

Total Investments	$45,160,449,892

Accounts Receivable-U.S. Real Estate Portfolio - Class II (MSVREB)	27
Accounts Receivable-NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)	7
Accounts Receivable-Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)	22
Accounts Receivable-Advantage VT Opportunity Fund - Class 2 (SVOF)	908
Accounts Receivable-NVIT Nationwide Fund - Class I (TRF)	99,708
Accounts Receivable-Advantage VT Small Cap Value Fund - Class 2 (WFVSMV)	7

Accounts Payable-VP Capital Appreciation Fund - Class I (ACVCA)	(1,672)
Accounts Payable-VP International Fund - Class I (ACVI)	(291)
Accounts Payable-High-Income Bond Fund - Class 1 (AFHY)	(379)
Accounts Payable-Growth Portfolio - I Class Shares (AMTG)	(841)
Accounts Payable-Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)	(10)
Accounts Payable-Structured Small Cap Equity Fund: Service Shares (GVSSCS)	(7)
Accounts Payable-U.S. Real Estate Portfolio - Class I (MSVRE)	(314)
Other Accounts Payable	(258,633)

$45,160,288,424

Contract Owners’ Equity:
Accumulation units	45,150,605,790
Contracts in payout (annuitization) period (note 1f)	9,682,634

Total Contract Owners’ Equity (note 5)	$45,160,288,424

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	Total	ALMCS	ALVDAA	ALVDAB	ACVIP1	AFGF	AFHY	AVPAP2
Reinvested dividends	$716,800,441	-	505	48,470	1,618	180,161	51,039	447,322
Mortality and expense risk charges (note 2)	(657,941,989)	(5,461)	(247)	(217,262)	(424)	(162,756)	(15,079)	(10,335,687)

Net investment income (loss)	58,858,452	(5,461)	258	(168,792)	1,194	17,405	35,960	(9,888,365)
Realized gain (loss) on investments	901,337,010	32,714	439	77,847	(52)	327,086	714	1,156,667
Change in unrealized gain (loss) on investments	(522,380,386)	6,746	(2,617)	(132,648)	(1,536)	(63,086)	(22,974)	19,422,245

Net gain (loss) on investments	378,956,624	39,460	(2,178)	(54,801)	(1,588)	264,000	(22,260)	20,578,912

Reinvested capital gains	1,040,952,118	-	3,495	483,628	1,768	604,783	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,478,767,194	33,999	1,575	260,035	1,374	886,188	13,700	10,690,547

Investment Activity:	AFGC	MLVGA3	CHSMM	DWVVLS	DWVSVS	DSIF	DSIFS	DSRG
Reinvested dividends	$12,214	7,516,609	940	5,067	35,358	4,178,972	2,534,068	478,912
Mortality and expense risk charges (note 2)	(12,066)	(4,884,213)	(87,668)	(1,919)	(224,652)	(3,204,990)	(2,549,612)	(596,088)

Net investment income (loss)	148	2,632,396	(86,728)	3,148	(189,294)	973,982	(15,544)	(117,176)
Realized gain (loss) on investments	7,696	662,941	-	3,706	196,838	10,605,917	14,423,911	2,985,516
Change in unrealized gain (loss) on investments	26,881	(31,989,850)	-	47,229	(226,368)	12,616,970	1,946,132	(912,297)

Net gain (loss) on investments	34,577	(31,326,909)	-	50,935	(29,530)	23,222,887	16,370,043	2,073,219

Reinvested capital gains	-	28,815,036	-	-	900,002	2,808,528	1,996,926	3,132,187

Net increase (decrease) in contract owners’ equity resulting from operations	$34,725	120,523	(86,728)	54,083	681,178	27,005,397	18,351,425	5,088,230

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	ETVFR	FRESS2	GVGMNS	HVIE	HVSIT	IVMCC2	IVKMG2	IVBRA1
Reinvested dividends	$304,113	9,725	2,393	332,622	179,969	-	-	-
Mortality and expense risk charges (note 2)	(147,545)	(2,097)	(93,983)	(236,279)	(552,852)	(171,369)	(349,201)	(610)

Net investment income (loss)	156,568	7,628	(91,590)	96,343	(372,883)	(171,369)	(349,201)	(610)
Realized gain (loss) on investments	(184,376)	1,326	40,819	274,761	2,722,764	128,021	1,630,076	20
Change in unrealized gain (loss) on investments	(330,314)	47,377	132,579	(1,659,296)	(5,502,579)	(1,087,995)	18,425	(4,821)

Net gain (loss) on investments	(514,690)	48,703	173,398	(1,384,535)	(2,779,815)	(959,974)	1,648,501	(4,801)

Reinvested capital gains	-	32,853	53,322	-	1,855,175	1,285,549	-	9,770

Net increase (decrease) in contract owners’ equity resulting from operations	$(358,122)	89,184	135,130	(1,288,192)	(1,297,523)	154,206	1,299,300	4,359

Investment Activity:	JPMMV1	JABS	JAMGS	JACAS	JAGTS	JAIGS	LZREMS	MIGSC
Reinvested dividends	$125,916	170,527	14	46,976	-	4,199,446	214,051	21,390
Mortality and expense risk charges (note 2)	(210,347)	(152,870)	(330)	(2,275,883)	(472,048)	(1,061,953)	(77,166)	(115,630)

Net investment income (loss)	(84,431)	17,657	(316)	(2,228,907)	(472,048)	3,137,493	136,885	(94,240)
Realized gain (loss) on investments	1,594,624	451,439	62	12,761,228	2,176,828	(1,420,670)	32,386	608,640
Change in unrealized gain (loss) on investments	(421,908)	4,922	7,876	(47,364,159)	(1,257,409)	(16,890,457)	(1,675,881)	(265,392)

Net gain (loss) on investments	1,172,716	456,361	7,938	(34,602,931)	919,419	(18,311,127)	(1,643,495)	343,248

Reinvested capital gains	859,135	282,873	2,926	46,390,189	1,873,001	5,170,275	96,352	432,016

Net increase (decrease) in contract owners’ equity resulting from operations	$1,947,420	756,891	10,548	9,558,351	2,320,372	(10,003,359)	(1,410,258)	681,024

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	MNDSC	MVUSC	MVFSC	MVIVSC	MSVFI	MSVF2	MSEM	MSEMB
Reinvested dividends	$-	1,445	5,007,597	2,862,107	43,597	470,978	134,129	41,356
Mortality and expense risk charges (note 2)	(348,675)	(292)	(5,916,578)	(2,439,298)	(20,868)	(241,913)	(32,862)	(11,009)

Net investment income (loss)	(348,675)	1,153	(908,981)	422,809	22,729	229,065	101,267	30,347
Realized gain (loss) on investments	939,368	367	24,276,723	1,816,506	16,820	468,577	1,426	1,866
Change in unrealized gain (loss) on investments	(7,402,779)	(1,552)	(4,518,031)	(3,271,951)	46,111	208,486	(75,222)	(29,801)

Net gain (loss) on investments	(6,463,411)	(1,185)	19,758,692	(1,455,445)	62,931	677,063	(73,796)	(27,935)

Reinvested capital gains	4,576,880	2,785	11,748,958	-	-	-	18,455	5,746

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,235,206)	2,753	30,598,669	(1,032,636)	85,660	906,128	45,926	8,158

Investment Activity:	VKVGR2	MSVRE	MSVREB	NAMAA2	NAMGI2	NVAMV1	NVAMV2	GVAAA2
Reinvested dividends	$1,368	461	50	1,952,250	242,418	1,108,827	3,161,181	48,955,099
Mortality and expense risk charges (note 2)	(2,761)	(433)	(54)	(581,426)	(69,032)	(741,206)	(2,627,559)	(76,972,447)
Net investment income (loss)	(1,393)	28	(4)	1,370,824	173,386	367,621	533,622	(28,017,348)
Realized gain (loss) on investments	340	1,864	152	216	(809)	2,092,315	7,687,272	16,730,114
Change in unrealized gain (loss) on investments	18,822	5,653	876	(713,034)	61,030	(2,489,375)	(8,762,082)	174,411,995

Net gain (loss) on investments	19,162	7,517	1,028	(712,818)	60,221	(397,060)	(1,074,810)	191,142,109

Reinvested capital gains	-	-	-	-	-	6,164,475	18,844,783	8,046,845

Net increase (decrease) in contract owners’ equity resulting from operations	$17,769	7,545	1,024	658,006	233,607	6,135,036	18,303,595	171,171,606

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	GVABD2	GVAGG2	GVAGR2	GVAGI2	HIBF	GEM	GEM2	GIG
Reinvested dividends	$21,360,544	1,533,178	1,555,904	15,021,084	2,933,038	121,680	550,324	427,771
Mortality and expense risk charges (note 2)	(25,549,342)	(3,230,716)	(5,271,902)	(28,296,487)	(888,445)	(129,020)	(708,888)	(221,043)

Net investment income (loss)	(4,188,798)	(1,697,538)	(3,715,998)	(13,275,403)	2,044,593	(7,340)	(158,564)	206,728
Realized gain (loss) on investments	2,375,634	2,330,212	2,142,219	60,342,372	64,072	104,892	233,390	26,578
Change in unrealized gain (loss) on investments	40,356,593	(61,252)	22,797,673	89,714,927	(3,501,442)	(456,285)	(2,809,615)	(969,062)

Net gain (loss) on investments	42,732,227	2,268,960	24,939,892	150,057,299	(3,437,370)	(351,393)	(2,576,225)	(942,484)

Reinvested capital gains	15,194,522	-	-	17,195,120	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$53,737,951	571,422	21,223,894	153,977,016	(1,392,777)	(358,733)	(2,734,789)	(735,756)

Investment Activity:	NVIE6	NVNMO1	NVNMO2	NVNSR1	NVNSR2	NVCRA2	NVCRB2	NVCCA2
Reinvested dividends	$1,222,023	736,457	242,738	25,112	1,276,826	1,165,213	48,491,720	72,120,556
Mortality and expense risk charges (note 2)	(529,402)	(1,131,310)	(504,193)	(39,719)	(2,583,700)	(874,630)	(30,710,236)	(45,324,925)

Net investment income (loss)	692,621	(394,853)	(261,455)	(14,607)	(1,306,874)	290,583	17,781,484	26,795,631
Realized gain (loss) on investments	921,024	3,810,006	2,569,130	559,104	24,903,697	933,506	6,465,329	67,415,036
Change in unrealized gain (loss) on investments	(2,699,156)	(12,614,582)	(5,892,663)	(341,829)	(10,727,335)	(2,214,646)	(20,605,886)	(99,726,233)

Net gain (loss) on investments	(1,778,132)	(8,804,576)	(3,323,533)	217,275	14,176,362	(1,281,140)	(14,140,557)	(32,311,197)

Reinvested capital gains	-	13,354,869	5,023,291	-	-	2,525,526	51,066,330	95,586,860

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,085,511)	4,155,440	1,438,303	202,668	12,869,488	1,534,969	54,707,257	90,071,294

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	NVCCN2	NVCMD2	NVCMA2	NVCMC2	NVCBD1	NVCBD2	NVLCP2	TRF
Reinvested dividends	$16,205,601	69,541,195	9,708,238	20,087,178	94,701	2,593,955	1,327,511	1,556,225
Mortality and expense risk charges (note 2)	(11,451,828)	(44,021,344)	(6,315,447)	(12,914,199)	(36,831)	(1,743,334)	(883,477)	(1,783,243)

Net investment income (loss)	4,753,773	25,519,851	3,392,791	7,172,979	57,870	850,621	444,034	(227,018)
Realized gain (loss) on investments	5,735,819	52,889,239	18,895,905	11,580,525	(19,689)	1,566,087	63,242	5,723,922
Change in unrealized gain (loss) on investments	(19,729,786)	(61,562,198)	(43,977,377)	(19,689,141)	39,514	931,369	1,250,482	8,168,552

Net gain (loss) on investments	(13,993,967)	(8,672,959)	(25,081,472)	(8,108,616)	19,825	2,497,456	1,313,724	13,892,474

Reinvested capital gains	22,107,362	68,768,783	33,079,037	21,975,973	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$12,867,168	85,615,675	11,390,356	21,040,336	77,695	3,348,077	1,757,758	13,665,456

Investment Activity:	TRF2	GBF	CAF	CAF2	GVIX2	GVIX8	GVIDA	NVDBL2
Reinvested dividends	$1,287,496	5,691,683	126,872	212,187	1,799	1,141,979	3,546,380	20,298,035
Mortality and expense risk charges (note 2)	(2,356,157)	(4,448,088)	(475,750)	(693,166)	(195)	(557,973)	(3,895,684)	(16,981,246)

Net investment income (loss)	(1,068,661)	1,243,595	(348,878)	(480,979)	1,604	584,006	(349,304)	3,316,789
Realized gain (loss) on investments	18,691,833	(6,162,769)	2,584,183	1,653,582	23	563,031	3,418,498	2,687,824
Change in unrealized gain (loss) on investments	(3,628,055)	13,765,658	1,178,771	2,720,110	(5,591)	(4,211,539)	4,007,471	23,259,766

Net gain (loss) on investments	15,063,778	7,602,889	3,762,954	4,373,692	(5,568)	(3,648,508)	7,425,969	25,947,590

Reinvested capital gains	-	-	-	-	-	-	-	4,291,243

Net increase (decrease) in contract owners’ equity resulting from operations	$13,995,117	8,846,484	3,414,076	3,892,713	(3,964)	(3,064,502)	7,076,665	33,555,622

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC	MCIF	SAM	NVMIG1
Reinvested dividends	$25,272,952	12,236,103	45,732,996	17,633,775	15,397,765	1,565,932	-	352,505
Mortality and expense risk charges (note 2)	(22,044,067)	(10,374,120)	(41,961,966)	(16,870,797)	(12,972,445)	(2,108,620)	(9,320,251)	(305,546)

Net investment income (loss)	3,228,885	1,861,983	3,771,030	762,978	2,425,320	(542,688)	(9,320,251)	46,959
Realized gain (loss) on investments	18,582,065	11,274,517	36,346,371	9,893,006	4,581,533	2,942,590	-	(37,070)
Change in unrealized gain (loss) on investments	10,154,439	(17,887,030)	56,426,681	25,300,394	3,557,303	936,634	-	(2,637,380)

Net gain (loss) on investments	28,736,504	(6,612,513)	92,773,052	35,193,400	8,138,836	3,879,224	-	(2,674,450)

Reinvested capital gains	20,674,964	20,662,922	-	-	16,181,522	7,387,306	-	1,732,767

Net increase (decrease) in contract owners’ equity resulting from operations	$52,640,353	15,912,392	96,544,082	35,956,378	26,745,678	10,723,842	(9,320,251)	(894,724)

Investment Activity:	NVMIG6	GVDIVI	GVDIV2	NVMLG1	NVMLG2	NVMLV1	NVMLV2	NVMMG1
Reinvested dividends	$3,256,891	82,292	1,221,945	50,222	292,334	58,954	793,281	-
Mortality and expense risk charges (note 2)	(2,461,771)	(42,481)	(709,773)	(139,941)	(1,957,896)	(64,577)	(1,143,095)	(2,545,327)

Net investment income (loss)	795,120	39,811	512,172	(89,719)	(1,665,562)	(5,623)	(349,814)	(2,545,327)
Realized gain (loss) on investments	14,118,060	(17,354)	(356,814)	933,284	7,654,588	401,558	3,875,318	11,028,170
Change in unrealized gain (loss) on investments	(26,591,132)	(472,369)	(6,960,813)	(705,247)	(4,922,472)	(452,873)	(4,765,139)	(27,291,596)

Net gain (loss) on investments	(12,473,072)	(489,723)	(7,317,627)	228,037	2,732,116	(51,315)	(889,821)	(16,263,426)

Reinvested capital gains	7,808,288	-	-	753,866	8,828,520	467,036	7,154,250	23,316,178

Net increase (decrease) in contract owners’ equity resulting from operations	$(3,869,664)	(449,912)	(6,805,455)	892,184	9,895,074	410,098	5,914,615	4,507,425

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	NVMMG2	NVMMV1	NVMMV2	SCGF	SCGF2	SCVF	SCVF2	SCF
Reinvested dividends	$-	354	4,137,301	-	-	189,596	103,271	128,636
Mortality and expense risk charges (note 2)	(1,993,029)	(71)	(4,384,911)	(90,191)	(380,680)	(490,313)	(528,418)	(1,040,178)

Net investment income (loss)	(1,993,029)	283	(247,610)	(90,191)	(380,680)	(300,717)	(425,147)	(911,542)
Realized gain (loss) on investments	9,981,324	95	15,922,544	397,717	1,660,723	1,716,791	3,330,678	831,020
Change in unrealized gain (loss) on investments	(21,267,597)	(2,307)	(41,514,698)	(1,220,129)	(4,632,035)	(2,903,069)	(4,520,325)	(12,430,775)

Net gain (loss) on investments	(11,286,273)	(2,212)	(25,592,154)	(822,412)	(2,971,312)	(1,186,278)	(1,189,647)	(11,599,755)

Reinvested capital gains	15,526,527	5,073	69,321,363	929,035	3,531,895	3,389,801	3,304,920	11,848,900

Net increase (decrease) in contract owners’ equity resulting from operations	$2,247,225	3,144	43,481,599	16,432	179,903	1,902,806	1,690,126	(662,397)

Investment Activity:	SCF2	MSBF	NVSTB2	NVOLG1	NVOLG2	NVTIV3	EIF	EIF2
Reinvested dividends	$-	6,715,793	1,136,171	2,629,769	1,079,180	8,744,251	7,532	2,260,659
Mortality and expense risk charges (note 2)	(711,537)	(3,236,355)	(1,744,043)	(4,955,276)	(3,626,565)	(3,838,961)	(1,435)	(2,755,378)

Net investment income (loss)	(711,537)	3,479,438	(607,872)	(2,325,507)	(2,547,385)	4,905,290	6,097	(494,719)
Realized gain (loss) on investments	3,106,957	1,814,311	249,795	16,804,023	14,993,348	5,645,407	1,841	12,844,815
Change in unrealized gain (loss) on investments	(10,393,530)	(1,262,611)	(925,509)	(26,781,572)	(21,289,559)	(43,065,341)	21,292	24,612

Net gain (loss) on investments	(7,286,573)	551,700	(675,714)	(9,977,549)	(6,296,211)	(37,419,934)	23,133	12,869,427

Reinvested capital gains	7,491,305	-	-	38,518,486	24,782,941	9,146,967	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(506,805)	4,031,138	(1,283,586)	26,215,430	15,939,345	(23,367,677)	29,230	12,374,708

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	NVRE1	NVRE2	NVLM2	NVLCA2	NCPG2	NCPGI2	IDPG2	IDPGI2
Reinvested dividends	$1,825,397	2,813,143	15,849	1,796	18,780,165	8,785,761	5,578,992	3,599,836
Mortality and expense risk charges (note 2)	(822,585)	(1,401,090)	(7,491)	(1,084)	(7,677,778)	(3,729,372)	(4,529,589)	(2,459,766)

Net investment income (loss)	1,002,812	1,412,053	8,358	712	11,102,387	5,056,389	1,049,403	1,140,070
Realized gain (loss) on investments	2,098,057	2,420,995	(121)	5	27,375	192,726	42,133	21,402
Change in unrealized gain (loss) on investments	(3,729,891)	(6,702,925)	(27,928)	(5,739)	(29,199,488)	(11,466,719)	(3,364,025)	(883,744)

Net gain (loss) on investments	(1,631,834)	(4,281,930)	(28,049)	(5,734)	(29,172,113)	(11,273,993)	(3,321,892)	(862,342)

Reinvested capital gains	15,325,475	23,870,535	8,575	4,183	11,774,061	6,212,963	1,172,681	530,349

Net increase (decrease) in contract owners’ equity resulting from operations	$14,696,453	21,000,658	(11,116)	(839)	(6,295,665)	(4,641)	(1,099,808)	808,077

Investment Activity:	NVSIX2	GVEX2	NOTB4	NOTG4	NOTMG4	PMVFHA	PMVRA	ALVBWB
Reinvested dividends	$197,192	2,572,910	93,702	64,365	82,499	722	454	10,410
Mortality and expense risk charges (note 2)	(255,336)	(1,522,557)	(138,757)	(112,619)	(97,072)	(191)	(153)	(1,858)

Net investment income (loss)	(58,144)	1,050,353	(45,055)	(48,254)	(14,573)	531	301	8,552
Realized gain (loss) on investments	134,960	652,450	43,476	122,620	32,703	171	(45)	9,346
Change in unrealized gain (loss) on investments	(40,905)	8,828,854	(30,205)	(178,567)	(89,239)	2,925	235	(52,209)

Net gain (loss) on investments	94,055	9,481,304	13,271	(55,947)	(56,536)	3,096	190	(42,863)

Reinvested capital gains	820,710	-	71,892	-	84,687	727	-	66,573

Net increase (decrease) in contract owners’ equity resulting from operations	$856,621	10,531,657	40,108	(104,201)	13,578	4,354	491	32,262

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	ALVGIB	ALVSVA	ALVSVB	ACVB	ACVCA	ACVIG	ACVIG2	ACVIP2
Reinvested dividends	$70,252	1,627	431,761	545,610	-	339,664	92,084	3,329,841
Mortality and expense risk charges (note 2)	(94,599)	(923)	(1,494,855)	(474,704)	(1,015)	(222,321)	(69,388)	(3,914,406)

Net investment income (loss)	(24,347)	704	(1,063,094)	70,906	(1,015)	117,343	22,696	(584,565)
Realized gain (loss) on investments	436,185	42	5,807,090	468,769	7,088	620,790	284,117	1,340,052
Change in unrealized gain (loss) on investments	51,012	(9,220)	(8,651,614)	(787,619)	(16,505)	989,160	227,389	(2,708,443)

Net gain (loss) on investments	487,197	(9,178)	(2,844,524)	(318,850)	(9,417)	1,609,950	511,506	(1,368,391)

Reinvested capital gains	-	26,832	10,650,624	3,115,320	15,414	-	-	6,383,418

Net increase (decrease) in contract owners’ equity resulting from operations	$462,850	18,358	6,743,006	2,867,376	4,982	1,727,293	534,202	4,430,462

Investment Activity:	ACVI	ACVMV1	ACVMV2	DVMCSS	DVSCS	DCAP	DCAPS	DVDLS
Reinvested dividends	$466	113,413	1,142,468	-	604,658	613,624	1,907,830	-
Mortality and expense risk charges (note 2)	(135)	(125,270)	(1,737,081)	(43,202)	(1,484,054)	(447,004)	(1,824,306)	(16,784)

Net investment income (loss)	331	(11,857)	(594,613)	(43,202)	(879,396)	166,620	83,524	(16,784)
Realized gain (loss) on investments	1,752	739,918	5,188,252	54,708	11,249,251	2,835,927	5,362,527	118,393
Change in unrealized gain (loss) on investments	(2,588)	(28,506)	3,995,236	309,209	(13,083,954)	(1,827,365)	(1,568,533)	(107,115)

Net gain (loss) on investments	(836)	711,412	9,183,488	363,917	(1,834,703)	1,008,562	3,793,994	11,278

Reinvested capital gains	-	634,745	6,764,754	-	5,742,544	914,974	3,126,470	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(505)	1,334,300	15,353,629	320,715	3,028,445	2,090,156	7,003,988	(5,506)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	DGI	FCA2S	FQB	FQBS	FEIP	FVSS2	FHIP	FAMP
Reinvested dividends	$117,672	21,020	332,005	1,055,897	9,816,876	62,202	2,385,992	1,944,235
Mortality and expense risk charges (note 2)	(202,079)	(16,953)	(119,070)	(438,817)	(4,775,399)	(121,204)	(591,815)	(1,791,080)

Net investment income (loss)	(84,407)	4,067	212,935	617,080	5,041,477	(59,002)	1,794,177	153,155
Realized gain (loss) on investments	664,851	(5,565)	134,018	359,465	119,422	878,937	(425,549)	3,594,690
Change in unrealized gain (loss) on investments	673,704	(262,613)	(126,430)	(356,885)	15,130,490	(408,453)	(1,330,242)	(4,036,539)

Net gain (loss) on investments	1,338,555	(268,178)	7,588	2,580	15,249,912	470,484	(1,755,791)	(441,849)

Reinvested capital gains	-	236,475	-	-	4,867,846	-	-	6,322,744

Net increase (decrease) in contract owners’ equity resulting from operations	$1,254,148	(27,636)	220,523	619,660	25,159,235	411,482	38,386	6,034,050

Investment Activity:	FNRS2	FEI2	FF10S	FF10S2	FF20S	FF20S2	FF30S	FF30S2
Reinvested dividends	$625,922	7,130,794	89,558	2,826,003	190,192	6,858,819	156,710	646,836
Mortality and expense risk charges (note 2)	(1,402,164)	(4,012,499)	(78,072)	(2,970,873)	(155,612)	(7,115,160)	(141,132)	(705,330)

Net investment income (loss)	(776,242)	3,118,295	11,486	(144,870)	34,580	(256,341)	15,578	(58,494)
Realized gain (loss) on investments	8,438,460	(1,698,048)	317,477	321,914	506,685	1,496,170	734,852	1,936,077
Change in unrealized gain (loss) on investments	(22,625,772)	11,917,661	(248,586)	1,894,639	(357,966)	4,670,715	(580,778)	(1,476,834)

Net gain (loss) on investments	(14,187,312)	10,219,613	68,891	2,216,553	148,719	6,166,885	154,074	459,243

Reinvested capital gains	1,015,944	3,739,666	92,025	3,044,174	207,473	8,561,185	209,801	833,404

Net increase (decrease) in contract owners’ equity resulting from operations	$(13,947,610)	17,077,574	172,402	5,115,857	390,772	14,471,729	379,453	1,234,153

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	FGP	FG2	FHIPR	FIGBS	FIGBP2	FMCS	FMC2	FOP
Reinvested dividends	$696,389	-	995,247	365,011	7,124,606	38,030	54,264	658,883
Mortality and expense risk charges (note 2)	(5,099,913)	(2,894,608)	(244,127)	(230,853)	(5,808,437)	(337,071)	(4,393,351)	(686,573)

Net investment income (loss)	(4,403,524)	(2,894,608)	751,120	134,158	1,316,169	(299,041)	(4,339,087)	(27,690)
Realized gain (loss) on investments	20,903,511	8,688,489	324,100	(27,089)	4,395,413	1,531,739	4,516,306	2,553,746
Change in unrealized gain (loss) on investments	19,604,486	9,834,728	(1,049,973)	639,269	8,904,846	(677,421)	5,425,457	(7,554,606)

Net gain (loss) on investments	40,507,997	18,523,217	(725,873)	612,180	13,300,259	854,318	9,941,763	(5,000,860)

Reinvested capital gains	-	-	-	7,207	153,426	598,799	6,780,433	13,667

Net increase (decrease) in contract owners’ equity resulting from operations	$36,104,473	15,628,609	25,247	753,545	14,769,854	1,154,076	12,383,109	(5,014,883)

Investment Activity:	FOPR	FO2	FO2R	FVSS	FTVIS2	FTVRD2	FTVSV2	FTVMD2
Reinvested dividends	$334,640	19,704	965,029	52,537	11,774,125	697,377	831,243	10,200
Mortality and expense risk charges (note 2)	(340,749)	(27,102)	(1,294,517)	(84,002)	(3,770,902)	(795,523)	(2,074,888)	(2,030)

Net investment income (loss)	(6,109)	(7,398)	(329,488)	(31,465)	8,003,223	(98,146)	(1,243,645)	8,170
Realized gain (loss) on investments	(434,834)	(66,393)	3,627,784	887,739	(738,782)	3,696,692	17,660,227	(436)
Change in unrealized gain (loss) on investments	(2,047,133)	(126,687)	(11,707,956)	(561,414)	(2,616,701)	(1,107,981)	(27,654,527)	(20,471)

Net gain (loss) on investments	(2,481,967)	(193,080)	(8,080,172)	326,325	(3,355,483)	2,588,711	(9,994,300)	(20,907)

Reinvested capital gains	6,795	550	20,699	-	-	1,026,205	10,023,416	31,568

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,481,281)	(199,928)	(8,388,961)	294,860	4,647,740	3,516,770	(1,214,529)	18,831

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	FTVDM2	TIF2	FTVGI2	FTVFA2	FTVSI2	FTVHI2	GVSSCS	AMTB
Reinvested dividends	$257,151	1,254,125	6,471,274	2,064,066	9,640	7,820	97	2,170,268
Mortality and expense risk charges (note 2)	(164,877)	(686,337)	(1,367,323)	(1,277,537)	(747)	(959)	(60)	(2,132,863)

Net investment income (loss)	92,274	567,788	5,103,951	786,529	8,893	6,861	37	37,405
Realized gain (loss) on investments	20,521	44,986	(46,237)	263,612	(3)	1,767	(14)	(2,156,361)
Change in unrealized gain (loss) on investments	(1,079,351)	(9,446,782)	(5,484,541)	(861,280)	(15,235)	(10,971)	(1,751)	893,115

Net gain (loss) on investments	(1,058,830)	(9,401,796)	(5,530,778)	(597,668)	(15,238)	(9,204)	(1,765)	(1,263,246)

Reinvested capital gains	-	-	-	62,958	3,193	-	2,729	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(966,556)	(8,834,008)	(426,827)	251,819	(3,152)	(2,343)	1,001	(1,225,841)

Investment Activity:	AMTG	AMINS	AMTP	AMFAS	AMSRS	OVIGS	OVMS	OVB
Reinvested dividends	$-	60	103	-	95,572	13,450	719,805	1,439,104
Mortality and expense risk charges (note 2)	(200)	(173)	(197)	(56,631)	(378,445)	(55,732)	(469,492)	(367,814)

Net investment income (loss)	(200)	(113)	(94)	(56,631)	(282,873)	(42,282)	250,313	1,071,290
Realized gain (loss) on investments	837	(10)	387	613,293	2,382,359	(8,920)	(652,213)	(1,542,568)
Change in unrealized gain (loss) on investments	92	2	818	(878,023)	55,126	(546,890)	2,703,540	2,037,038

Net gain (loss) on investments	929	(8)	1,205	(264,730)	2,437,485	(555,810)	2,051,327	494,470

Reinvested capital gains	-	-	-	316,299	-	28,680	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$729	(121)	1,111	(5,062)	2,154,612	(569,412)	2,301,640	1,565,760

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	OVGS	OVGSS	OVIG	OVGI	OVGIS	OVSC	OVSCS	OVAG
Reinvested dividends	$1,834,096	848,778	8,181	105,259	1,295,236	72,921	497,778	-
Mortality and expense risk charges (note 2)	(1,964,119)	(1,038,255)	(3,657)	(168,436)	(3,540,228)	(104,464)	(1,247,090)	(131,790)

Net investment income (loss)	(130,023)	(189,477)	4,524	(63,177)	(2,244,992)	(31,543)	(749,312)	(131,790)
Realized gain (loss) on investments	9,121,368	1,363,370	1,046	293,555	15,958,612	1,082,513	9,451,915	1,226,176
Change in unrealized gain (loss) on investments	(14,693,530)	(4,819,236)	(76,504)	692,655	(43,059)	(1,450,421)	(11,650,160)	(743,028)

Net gain (loss) on investments	(5,572,162)	(3,455,866)	(75,458)	986,210	15,915,553	(367,908)	(2,198,245)	483,148

Reinvested capital gains	7,482,645	4,465,888	14,398	254,435	4,553,688	1,171,536	11,048,196	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,780,460	820,545	(56,536)	1,177,468	18,224,249	772,085	8,100,639	351,358

Investment Activity:	OVSB	OVSBS	PMVAAD	PMVFAD	PMVLAD	PMVTRD	PMVRSD	PMVEBD
Reinvested dividends	$61,564	379,674	2,575,683	521,544	4,212,373	6,224,189	188	103,185
Mortality and expense risk charges (note 2)	(17,976)	(143,875)	(821,006)	(397,558)	(6,305,202)	(4,600,236)	(235)	(31,869)

Net investment income (loss)	43,588	235,799	1,754,677	123,986	(2,092,829)	1,623,953	(47)	71,316
Realized gain (loss) on investments	(14,474)	(64,183)	(243,935)	(689,073)	452,161	(185,097)	50	(37,417)
Change in unrealized gain (loss) on investments	(9,212)	(66,706)	(2,318,907)	577,148	(1,715,394)	5,790,508	(23,381)	(434,150)

Net gain (loss) on investments	(23,686)	(130,889)	(2,562,842)	(111,925)	(1,263,233)	5,605,411	(23,331)	(471,567)

Reinvested capital gains	-	-	-	65,496	-	-	-	93,809

Net increase (decrease) in contract owners’ equity resulting from operations	$19,902	104,910	(808,165)	77,557	(3,356,062)	7,229,364	(23,378)	(306,442)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	PMVHYD	PVGIB	PVTIGB	PVTVB	ACEG2	VYDS	ROCSC	RVARS
Reinvested dividends	$11,104	36,083	3,018	17,854	-	4,331	442	-
Mortality and expense risk charges (note 2)	(888)	(40,290)	(4,757)	(31,708)	(97,183)	(6,200)	(866)	(140,188)

Net investment income (loss)	10,216	(4,207)	(1,739)	(13,854)	(97,183)	(1,869)	(424)	(140,188)
Realized gain (loss) on investments	2,309	234,451	(14,098)	167,838	817,744	10,447	1,001	55,220
Change in unrealized gain (loss) on investments	(1,009)	(2,759)	(8,853)	(29,688)	(371,157)	33,063	(25,979)	568,126

Net gain (loss) on investments	1,300	231,692	(22,951)	138,150	446,587	43,510	(24,978)	623,346

Reinvested capital gains	-	-	-	45,811	-	-	40,764	-

Net increase (decrease) in contract owners’ equity resulting from operations	$11,516	227,485	(24,690)	170,107	349,404	41,641	15,362	483,158

Investment Activity:	TRHS2	VWHAS	VWBF	VWEM	VWHA	WRPMAV	WRPMCV	WRPMMV
Reinvested dividends	$-	-	596,579	141,114	45,943	88,029	7,481	29,959
Mortality and expense risk charges (note 2)	(2,609,825)	(551,330)	(155,714)	(353,202)	(693,758)	(22,430)	(4,365)	(16,112)

Net investment income (loss)	(2,609,825)	(551,330)	440,865	(212,088)	(647,815)	65,599	3,116	13,847
Realized gain (loss) on investments	13,148,772	1,362,544	(478,344)	495,716	255,261	18,922	837	15,893
Change in unrealized gain (loss) on investments	17,828,289	(8,381,140)	(757,670)	(3,916,514)	(8,642,585)	(186,432)	(16,159)	(36,009)

Net gain (loss) on investments	30,977,061	(7,018,596)	(1,236,014)	(3,420,798)	(8,387,324)	(167,510)	(15,322)	(20,116)

Reinvested capital gains	15,911,115	-	953,451	3,221,490	-	305,249	35,438	126,331

Net increase (decrease) in contract owners’ equity resulting from operations	$44,278,351	(7,569,926)	158,302	(411,396)	(9,035,139)	203,338	23,232	120,062

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	WRASP	WRHIP	WRMCG	WRPAP	WRPCP	WRPMP	WRPMAP	WRPMCP
Reinvested dividends	$1,164,766	4,794,063	-	25	32,764	312,754	519,449	74,416
Mortality and expense risk charges (note 2)	(4,071,284)	(1,510,678)	(746,740)	(55)	(12,028)	(122,929)	(200,220)	(30,485)

Net investment income (loss)	(2,906,518)	3,283,385	(746,740)	(30)	20,736	189,825	319,229	43,931
Realized gain (loss) on investments	2,907,294	797,564	432,323	(8)	17,696	137,922	202,093	97,232
Change in unrealized gain (loss) on investments	(48,329,041)	(4,957,742)	686,121	325	(132,541)	(1,336,423)	(1,934,557)	(369,643)

Net gain (loss) on investments	(45,421,747)	(4,160,178)	1,118,444	317	(114,845)	(1,198,501)	(1,732,464)	(272,411)

Reinvested capital gains	30,873,775	723,263	2,685,829	210	185,753	2,141,346	3,495,394	482,098

Net increase (decrease) in contract owners’ equity resulting from operations	$(17,454,490)	(153,530)	3,057,533	497	91,644	1,132,670	2,082,159	253,618

Investment Activity:	SVDF	SVOF	WFVSCG	WFVSMV	WFVTRB	WFVOG2	OVGS3	OVGS4
Reinvested dividends	$-	176	-	28	4,144	-	-	-
Mortality and expense risk charges (note 2)	(561)	(4,117)	(928,095)	(87)	(3,797)	(680)	(245,377)	(434,427)

Net investment income (loss)	(561)	(3,941)	(928,095)	(59)	347	(680)	(245,377)	(434,427)
Realized gain (loss) on investments	4,627	38,164	1,529,867	534	204	4,407	15,576,515	20,487,298
Change in unrealized gain (loss) on investments	(9,455)	(7,372)	(8,101,898)	(148)	12,130	(11,359)	(15,474,133)	(20,382,840)

Net gain (loss) on investments	(4,828)	30,792	(6,572,031)	386	12,334	(6,952)	102,382	104,458

Reinvested capital gains	4,980	-	5,602,650	-	-	8,453	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(409)	26,851	(1,897,476)	327	12,681	821	(142,995)	(329,969)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	FTVDM3	TIF3	FTVGI3	HIBF3	GEM3	GEM6	GIG3	NVMIG3
Reinvested dividends	$-	-	-	1,969,887	67,350	224,518	496,654	386,171
Mortality and expense risk charges (note 2)	(88,146)	(351,871)	(631,228)	(423,732)	(62,123)	(275,533)	(100,312)	(143,694)

Net investment income (loss)	(88,146)	(351,871)	(631,228)	1,546,155	5,227	(51,015)	396,342	242,477
Realized gain (loss) on investments	1,300,629	28,423,031	5,000,151	(951,779)	1,272,494	2,115,256	7,325,305	12,361,169
Change in unrealized gain (loss) on investments	(1,827,193)	(27,292,100)	(3,834,961)	1,851,623	(1,864,675)	(4,053,704)	(7,368,866)	(12,399,149)

Net gain (loss) on investments	(526,564)	1,130,931	1,165,190	899,844	(592,181)	(1,938,448)	(43,561)	(37,980)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(614,710)	779,060	533,962	2,445,999	(586,954)	(1,989,463)	352,781	204,497

Investment Activity:	GVDIV3	GVDIV6	ACVVS1
Reinvested dividends	$117,994	1,548,729	-
Mortality and expense risk charges (note 2)	(21,000)	(322,698)	(9)

Net investment income (loss)	96,994	1,226,031	(9)
Realized gain (loss) on investments	730,786	12,666,771	75
Change in unrealized gain (loss) on investments	(880,426)	(14,646,375)	(440)

Net gain (loss) on investments	(149,640)	(1,979,604)	(365)

Reinvested capital gains	-	-	296

Net increase (decrease) in contract owners’ equity resulting from operations	$(52,646)	(753,573)	(78)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	Total		ALMCS		ALVDAA		ALVDAB
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$58,858,452	7,715,260	(5,461)	(4,628)	258	26	(168,792)	(74,385)
Realized gain (loss) on investments	901,337,010	457,179,594	32,714	53,544	439	1	77,847	46,184
Change in unrealized gain (loss) on investments	(522,380,386)	4,797,378,405	6,746	85,118	(2,617)	845	(132,648)	474,949
Reinvested capital gains	1,040,952,118	510,501,962	-	-	3,495	53	483,628	20,576

Net increase (decrease) in contract owners’ equity resulting from operations	1,478,767,194	5,772,775,221	33,999	134,034	1,575	925	260,035	467,324

Equity transactions:
Purchase payments received from contract owners (note 3)	5,994,771,754	5,436,211,476	-	-	58,880	14,588	7,208,310	5,735,930
Transfers between funds	-	-	(44,573)	54,912	36,092	79	512,020	435,150
Redemptions (note 3)	(3,546,526,710)	(3,376,288,511)	(18,801)	(45,395)	-	-	(396,872)	(353,794)
Annuity benefits	(1,478,079)	(1,499,588)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(294,565,413)	(239,707,518)	(7)	(16)	-	-	(258)	(36)
Contingent deferred sales charges (note 2)	(18,813,647)	(16,694,003)	-	-	-	-	(2,291)	(9,161)
Adjustments to maintain reserves	(245,425)	586,925	8	(28)	(8)	3	(208)	(146)

Net equity transactions	2,133,142,480	1,802,608,781	(63,373)	9,473	94,964	14,670	7,320,701	5,807,943

Net change in contract owners’ equity	3,611,909,674	7,575,384,002	(29,374)	143,507	96,539	15,595	7,580,736	6,275,267
Contract owners’ equity beginning of period	41,548,378,750	33,972,994,748	545,847	402,340	15,595	-	8,266,416	1,991,149

Contract owners’ equity end of period	$45,160,288,424	41,548,378,750	516,473	545,847	112,134	15,595	15,847,152	8,266,416

CHANGES IN UNITS:
Beginning units	2,827,650,082	2,640,272,691	29,458	29,102	1,477	-	742,493	196,701
Units purchased	807,633,872	791,386,600	949	3,523	12,468	1,477	746,967	604,526
Units redeemed	(583,592,424)	(604,009,209)	(4,239)	(3,167)	(3,725)	-	(97,274)	(58,734)

Ending units	3,051,691,530	2,827,650,082	26,168	29,458	10,220	1,477	1,392,186	742,493

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	ACVIP1		AFGF		AFHY		AVPAP2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$1,194	175	17,405	(15,332)	35,960	71,171	(9,888,365)	1,011,605
Realized gain (loss) on investments	(52)	(163)	327,086	428,230	714	(57,618)	1,156,667	608
Change in unrealized gain (loss) on investments	(1,536)	(1,029)	(63,086)	2,491,862	(22,974)	64,792	19,422,245	25,889,242
Reinvested capital gains	1,768	-	604,783	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,374	(1,017)	886,188	2,904,760	13,700	78,345	10,690,547	26,901,455

Equity transactions:
Purchase payments received from contract owners (note 3)	110,156	47,011	2,839	6,896	933	925	402,389,134	343,125,655
Transfers between funds	41,124	443	(176,482)	(151,341)	(166,981)	(370,390)	4,932,056	14,344,843
Redemptions (note 3)	-	-	(478,745)	(1,102,274)	(20,538)	(269,057)	(10,464,015)	(1,440,996)
Annuity benefits	-	-	(832)	(734)	(1,483)	(1,466)	-	-
Contract maintenance charges (note 2)	(202)	-	(2,799)	(2,974)	(397)	(463)	(4,771,899)	(254,152)
Contingent deferred sales charges (note 2)	-	-	(42)	-	-	-	(281,526)	(15,258)
Adjustments to maintain reserves	(4)	52	497	641	906	887	3,079	132,590

Net equity transactions	151,074	47,506	(655,564)	(1,249,786)	(187,560)	(639,564)	391,806,829	355,892,682

Net change in contract owners’ equity	152,448	46,489	230,624	1,654,974	(173,860)	(561,219)	402,497,376	382,794,137
Contract owners’ equity beginning of period	46,489	-	12,372,785	10,717,811	1,395,950	1,957,169	395,954,374	13,160,237

Contract owners’ equity end of period	$198,937	46,489	12,603,409	12,372,785	1,222,090	1,395,950	798,451,750	395,954,374

CHANGES IN UNITS:
Beginning units	5,112	-	112,638	125,616	24,207	35,854	32,981,115	1,300,941
Units purchased	16,221	5,600	266	142	33,816	22,536	35,218,055	32,178,187
Units redeemed	(115)	(488)	(6,043)	(13,120)	(36,728)	(34,183)	(2,558,555)	(498,013)

Ending units	21,218	5,112	106,861	112,638	21,295	24,207	65,640,615	32,981,115

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	AFGC		MLVGA3		CHSMM		DWVVLS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$148	(4,432)	2,632,396	(704,864)	(86,728)	(104,494)	3,148	(288)
Realized gain (loss) on investments	7,696	7,558	662,941	480,806	-	-	3,706	15
Change in unrealized gain (loss) on investments	26,881	(71,289)	(31,989,850)	14,078,873	-	-	47,229	16,146
Reinvested capital gains	-	26,579	28,815,036	9,798,344	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	34,725	(41,584)	120,523	23,653,159	(86,728)	(104,494)	54,083	15,873

Equity transactions:
Purchase payments received from contract owners (note 3)	193	189	98,681,601	82,385,180	46,986	2,836,160	354,886	208,814
Transfers between funds	22,866	(44,934)	4,247,634	6,940,473	377,462	(2,013,499)	3,077	1,022
Redemptions (note 3)	(69,197)	(100,998)	(17,562,728)	(15,600,032)	(1,154,983)	(1,835,791)	(7,307)	-
Annuity benefits	(222)	(229)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(516)	(563)	(12,703)	(11,198)	(525)	(454)	(795)	-
Contingent deferred sales charges (note 2)	-	-	(45,051)	(61,059)	-	-	-	-
Adjustments to maintain reserves	170	151	(959)	(850)	39	31	(11)	(3)

Net equity transactions	(46,706)	(146,384)	85,307,794	73,652,514	(731,021)	(1,013,553)	349,850	209,833

Net change in contract owners’ equity	(11,981)	(187,968)	85,428,317	97,305,673	(817,749)	(1,118,047)	403,933	225,706
Contract owners’ equity beginning of period	907,780	1,095,748	251,321,137	154,015,464	9,707,822	10,825,869	225,706	-

Contract owners’ equity end of period	$895,799	907,780	336,749,454	251,321,137	8,890,073	9,707,822	629,639	225,706

CHANGES IN UNITS:
Beginning units	26,433	30,588	16,742,221	11,530,622	949,742	1,047,948	19,338	-
Units purchased	1,219	5	7,925,924	7,335,827	581,830	834,216	30,361	19,345
Units redeemed	(2,539)	(4,160)	(2,256,303)	(2,124,228)	(646,725)	(932,422)	(2,038)	(7)

Ending units	25,113	26,433	22,411,842	16,742,221	884,847	949,742	47,661	19,338

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	DWVSVS		DSIF		DSIFS		DSRG
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(189,294)	(24,022)	973,982	1,113,828	(15,544)	162,694	(117,176)	(29,513)
Realized gain (loss) on investments	196,838	11,101	10,605,917	9,910,408	14,423,911	(170,702)	2,985,516	2,926,256
Change in unrealized gain (loss) on investments	(226,368)	442,070	12,616,970	46,211,129	1,946,132	38,379,903	(912,297)	8,831,655
Reinvested capital gains	900,002	-	2,808,528	2,506,810	1,996,926	1,637,024	3,132,187	-

Net increase (decrease) in contract owners’ equity resulting from operations	681,178	429,149	27,005,397	59,742,175	18,351,425	40,008,919	5,088,230	11,728,398

Equity transactions:
Purchase payments received from contract owners (note 3)	12,473,991	3,525,717	3,577,023	3,383,204	2,791,706	18,998,381	606,204	522,695
Transfers between funds	5,896,091	1,844,177	(680,279)	(1,345,935)	(10,746,799)	(2,905,774)	54,131	(524,461)
Redemptions (note 3)	(1,013,870)	(103,744)	(26,826,517)	(29,323,740)	(14,587,289)	(12,547,913)	(4,886,571)	(5,203,285)
Annuity benefits	-	-	(61,395)	(64,468)	(3,855)	(9,216)	(3,553)	(3,065)
Contract maintenance charges (note 2)	(33,750)	(2,633)	(106,876)	(115,326)	(513,453)	(460,382)	(28,521)	(30,371)
Contingent deferred sales charges (note 2)	(3,316)	(259)	(16,601)	(16,713)	(63,940)	(48,911)	(2,046)	(2,364)
Adjustments to maintain reserves	(2,564)	(114)	1,862	1,352	(285)	(2,471)	158	164

Net equity transactions	17,316,582	5,263,144	(24,112,783)	(27,481,626)	(23,123,915)	3,023,714	(4,260,198)	(5,240,687)

Net change in contract owners’ equity	17,997,760	5,692,293	2,892,614	32,260,549	(4,772,490)	43,032,633	828,032	6,487,711
Contract owners’ equity beginning of period	5,692,293	-	241,384,788	209,124,239	174,159,280	131,126,647	44,815,755	38,328,044

Contract owners’ equity end of period	$23,690,053	5,692,293	244,277,402	241,384,788	169,386,790	174,159,280	45,643,787	44,815,755

CHANGES IN UNITS:
Beginning units	466,331	-	5,646,503	6,373,721	8,091,350	7,884,652	1,265,074	1,435,555
Units purchased	2,065,110	528,282	194,615	277,105	929,920	2,172,981	41,450	35,511
Units redeemed	(662,371)	(61,951)	(734,728)	(1,004,323)	(1,936,092)	(1,966,283)	(155,263)	(205,992)

Ending units	1,869,070	466,331	5,106,390	5,646,503	7,085,178	8,091,350	1,151,261	1,265,074

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	ETVFR		FRESS2		GVGMNS		HVIE
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$156,568	1,458	7,628	1,912	(91,590)	(33,335)	96,343	25,381
Realized gain (loss) on investments	(184,376)	(1)	1,326	(8)	40,819	94,586	274,761	130,038
Change in unrealized gain (loss) on investments	(330,314)	148	47,377	(12,851)	132,579	77,371	(1,659,296)	2,056,941
Reinvested capital gains	-	44	32,853	5,681	53,322	107,917	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(358,122)	1,649	89,184	(5,266)	135,130	246,539	(1,288,192)	2,212,360

Equity transactions:
Purchase payments received from contract owners (note 3)	6,887,454	53,406	466,339	136,764	2,405,349	3,911,123	1,985,325	3,763,473
Transfers between funds	14,931,802	113,701	(18,107)	-	(77,701)	205,536	328,939	(481,022)
Redemptions (note 3)	(726,660)	-	(1,606)	-	(431,861)	(310,482)	(524,132)	(243,977)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(661)	-	-	-	(287)	(173)	(116,720)	(86,813)
Contingent deferred sales charges (note 2)	(1,181)	-	-	-	(1,708)	(1,190)	(6,140)	(3,677)
Adjustments to maintain reserves	73	(5)	1	(4)	(105)	(80)	(336)	(2,099)

Net equity transactions	21,090,827	167,102	446,627	136,760	1,893,687	3,804,734	1,666,936	2,945,885

Net change in contract owners’ equity	20,732,705	168,751	535,811	131,494	2,028,817	4,051,273	378,744	5,158,245
Contract owners’ equity beginning of period	168,751	-	131,494	-	4,622,209	570,936	14,418,065	9,259,820

Contract owners’ equity end of period	$20,901,456	168,751	667,305	131,494	6,651,026	4,622,209	14,796,809	14,418,065

CHANGES IN UNITS:
Beginning units	16,659	-	14,671	-	406,175	55,968	1,179,976	917,015
Units purchased	3,327,980	16,659	44,975	14,671	236,087	464,144	330,856	508,846
Units redeemed	(1,244,850)	-	(2,002)	-	(70,410)	(113,937)	(191,740)	(245,885)

Ending units	2,099,789	16,659	57,644	14,671	571,852	406,175	1,319,092	1,179,976

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	HVSIT		IVMCC2		IVKMG2		IVBRA1
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(372,883)	(388,658)	(171,369)	(44,237)	(349,201)	(310,757)	(610)	554
Realized gain (loss) on investments	2,722,764	2,725,402	128,021	208,939	1,630,076	758,259	20	-
Change in unrealized gain (loss) on investments	(5,502,579)	5,653,487	(1,087,995)	340,386	18,425	6,164,921	(4,821)	(963)
Reinvested capital gains	1,855,175	-	1,285,549	346,153	-	-	9,770	1,105

Net increase (decrease) in contract owners’ equity resulting from operations	(1,297,523)	7,990,231	154,206	851,241	1,299,300	6,612,423	4,359	696

Equity transactions:
Purchase payments received from contract owners (note 3)	3,704,991	7,305,046	5,376,524	4,480,847	225,372	266,163	153,142	50,612
Transfers between funds	(3,321,738)	1,424,464	413,990	466,305	(739,239)	(2,383,083)	994	45
Redemptions (note 3)	(1,772,220)	(1,708,809)	(425,544)	(141,614)	(2,683,558)	(2,213,082)	-	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(247,847)	(209,718)	(33,676)	(13,725)	(113,296)	(111,876)	-	-
Contingent deferred sales charges (note 2)	(31,101)	(12,474)	(6,161)	(1,231)	(7,746)	(9,227)	-	-
Adjustments to maintain reserves	(560)	(592)	(296)	(287)	(507)	(697)	3	(3)

Net equity transactions	(1,668,475)	6,797,917	5,324,837	4,790,295	(3,318,974)	(4,451,802)	154,139	50,654

Net change in contract owners’ equity	(2,965,998)	14,788,148	5,479,043	5,641,536	(2,019,674)	2,160,621	158,498	51,350
Contract owners’ equity beginning of period	37,089,198	22,301,050	7,167,431	1,525,895	23,558,853	21,398,232	51,350	-

Contract owners’ equity end of period	$34,123,200	37,089,198	12,646,474	7,167,431	21,539,179	23,558,853	209,848	51,350

CHANGES IN UNITS:
Beginning units	2,149,202	1,678,205	571,438	153,532	1,802,302	2,201,353	5,179	-
Units purchased	590,399	1,392,881	541,104	598,210	298,275	201,402	14,990	5,179
Units redeemed	(689,732)	(921,884)	(127,916)	(180,304)	(547,767)	(600,453)	(80)	-

Ending units	2,049,869	2,149,202	984,626	571,438	1,552,810	1,802,302	20,089	5,179

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	JPMMV1		JABS		JAMGS		JACAS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(84,431)	(55,858)	17,657	69,225	(316)	(13)	(2,228,907)	(1,390,583)
Realized gain (loss) on investments	1,594,624	1,686,455	451,439	149,145	62	1	12,761,228	4,567,792
Change in unrealized gain (loss) on investments	(421,908)	1,652,493	4,922	1,191,795	7,876	892	(47,364,159)	34,285,389
Reinvested capital gains	859,135	131,580	282,873	516,142	2,926	-	46,390,189	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,947,420	3,414,670	756,891	1,926,307	10,548	880	9,558,351	37,462,598

Equity transactions:
Purchase payments received from contract owners (note 3)	483,093	921,795	134,807	210,806	111,515	9,311	7,313,347	15,364,826
Transfers between funds	(21,207)	3,150,496	(267,926)	(416,953)	(77)	-	(13,469,286)	(19,975,289)
Redemptions (note 3)	(2,206,307)	(1,913,966)	(942,414)	(1,846,160)	-	-	(13,089,099)	(13,295,180)
Annuity benefits	-	-	(11,853)	(7,125)	-	-	-	-
Contract maintenance charges (note 2)	(4,086)	(3,987)	(604)	(862)	(33)	-	(705,650)	(672,673)
Contingent deferred sales charges (note 2)	(1,084)	(2,947)	(92)	(1,650)	-	-	(52,011)	(80,328)
Adjustments to maintain reserves	(96)	(89)	2,660	(10,964)	(7)	(2)	(1,418)	(1,544)

Net equity transactions	(1,749,687)	2,151,302	(1,085,422)	(2,072,908)	111,398	9,309	(20,004,117)	(18,660,188)

Net change in contract owners’ equity	197,733	5,565,972	(328,531)	(146,601)	121,946	10,189	(10,445,766)	18,802,410
Contract owners’ equity beginning of period	15,844,686	10,278,714	11,612,668	11,759,269	10,189	-	160,071,012	141,268,602

Contract owners’ equity end of period	$16,042,419	15,844,686	11,284,137	11,612,668	132,135	10,189	149,625,246	160,071,012

CHANGES IN UNITS:
Beginning units	706,041	597,636	528,268	637,267	836	-	7,528,794	8,531,781
Units purchased	148,906	370,462	33,520	44,723	8,905	836	882,831	1,659,468
Units redeemed	(225,797)	(262,057)	(80,408)	(153,722)	(36)	-	(1,778,459)	(2,662,455)

Ending units	629,150	706,041	481,380	528,268	9,705	836	6,633,166	7,528,794

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	JAGTS		JAIGS		LZREMS		MIGSC
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(472,048)	(315,960)	3,137,493	1,213,360	136,885	532	(94,240)	(91,058)
Realized gain (loss) on investments	2,176,828	597,188	(1,420,670)	(2,069,784)	32,386	50	608,640	642,307
Change in unrealized gain (loss) on investments	(1,257,409)	6,050,615	(16,890,457)	9,834,302	(1,675,881)	(433)	(265,392)	1,229,361
Reinvested capital gains	1,873,001	-	5,170,275	-	96,352	237	432,016	248,547

Net increase (decrease) in contract owners’ equity resulting from operations	2,320,372	6,331,843	(10,003,359)	8,977,878	(1,410,258)	386	681,024	2,029,157

Equity transactions:
Purchase payments received from contract owners (note 3)	9,539,097	5,110,060	6,482,051	5,299,807	8,650,115	40,961	139,338	40,831
Transfers between funds	90,314	656,395	(1,077,134)	(7,585,908)	5,655,271	(498)	(258,019)	(248,098)
Redemptions (note 3)	(2,260,800)	(2,155,791)	(8,418,224)	(10,227,262)	(237,718)	-	(1,303,313)	(1,726,890)
Annuity benefits	(582)	(511)	(13,182)	(13,857)	-	-	-	-
Contract maintenance charges (note 2)	(4,215)	(3,948)	(13,407)	(16,584)	(138)	-	(754)	(841)
Contingent deferred sales charges (note 2)	(6,603)	(7,338)	(22,555)	(52,971)	(377)	-	(274)	(874)
Adjustments to maintain reserves	(321)	(1,181)	(362)	(991)	(121)	(6)	(185)	(249)

Net equity transactions	7,356,890	3,597,686	(3,062,813)	(12,597,766)	14,067,032	40,457	(1,423,207)	(1,936,121)

Net change in contract owners’ equity	9,677,262	9,929,529	(13,066,172)	(3,619,888)	12,656,774	40,843	(742,183)	93,036
Contract owners’ equity beginning of period	27,248,015	17,318,486	76,830,090	80,449,978	40,843	-	8,313,066	8,220,030

Contract owners’ equity end of period	$36,925,277	27,248,015	63,763,918	76,830,090	12,697,617	40,843	7,570,883	8,313,066

CHANGES IN UNITS:
Beginning units	2,738,469	2,402,225	3,552,741	4,239,187	4,129	-	379,071	480,417
Units purchased	1,992,176	1,092,301	608,654	696,916	1,584,097	4,179	13,735	28,899
Units redeemed	(1,374,912)	(756,057)	(849,845)	(1,383,362)	(209,342)	(50)	(77,563)	(130,245)

Ending units	3,355,733	2,738,469	3,311,550	3,552,741	1,378,884	4,129	315,243	379,071

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	MNDSC		MVUSC		MVFSC		MVIVSC
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(348,675)	(246,926)	1,153	152	(908,981)	(2,113,899)	422,809	(131,537)
Realized gain (loss) on investments	939,368	641,061	367	1	24,276,723	19,077,934	1,816,506	1,612,253
Change in unrealized gain (loss) on investments	(7,402,779)	4,081,575	(1,552)	480	(4,518,031)	81,399,828	(3,271,951)	22,062,036
Reinvested capital gains	4,576,880	159,903	2,785	161	11,748,958	1,059,286	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,235,206)	4,635,613	2,753	794	30,598,669	99,423,149	(1,032,636)	23,542,752

Equity transactions:
Purchase payments received from contract owners (note 3)	6,616,098	8,371,076	15,857	20,189	27,963,946	28,527,711	28,148,030	26,965,050
Transfers between funds	(5,368,251)	9,912,066	72,971	-	(14,469,598)	(11,372,458)	11,137,685	16,495,681
Redemptions (note 3)	(1,265,413)	(1,501,842)	-	-	(43,942,454)	(36,940,464)	(8,110,808)	(4,529,997)
Annuity benefits	-	-	-	-	(14,253)	(12,343)	-	-
Contract maintenance charges (note 2)	(56,686)	(28,015)	-	-	(1,828,264)	(1,674,348)	(903,449)	(710,182)
Contingent deferred sales charges (note 2)	(9,323)	(1,288)	-	-	(124,789)	(153,372)	(82,139)	(31,438)
Adjustments to maintain reserves	(511)	(439)	-	(4)	(1,375)	(718)	(680)	(896)

Net equity transactions	(84,086)	16,751,558	88,828	20,185	(32,416,787)	(21,625,992)	30,188,639	38,188,218

Net change in contract owners’ equity	(2,319,292)	21,387,171	91,581	20,979	(1,818,118)	77,797,157	29,156,003	61,730,970
Contract owners’ equity beginning of period	23,938,810	2,551,639	20,979	-	386,511,821	308,714,664	139,601,593	77,870,623

Contract owners’ equity end of period	$21,619,518	23,938,810	112,560	20,979	384,693,703	386,511,821	168,757,596	139,601,593

CHANGES IN UNITS:
Beginning units	1,688,392	250,099	1,989	-	15,568,092	16,598,824	9,380,271	6,568,051
Units purchased	866,526	2,041,879	7,758	1,989	2,759,897	3,404,031	3,913,398	4,591,826
Units redeemed	(878,428)	(603,586)	(199)	-	(4,064,509)	(4,434,763)	(1,895,996)	(1,779,606)

Ending units	1,676,490	1,688,392	9,548	1,989	14,263,480	15,568,092	11,397,673	9,380,271

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	MSVFI		MSVF2		MSEM		MSEMB
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$22,729	29,524	229,065	321,627	101,267	78,587	30,347	23,229
Realized gain (loss) on investments	16,820	23,585	468,577	322,236	1,426	42,029	1,866	9,855
Change in unrealized gain (loss) on investments	46,111	(74,772)	208,486	(1,018,539)	(75,222)	(479,013)	(29,801)	(142,321)
Reinvested capital gains	-	-	-	-	18,455	36,234	5,746	11,213

Net increase (decrease) in contract owners’ equity resulting from operations	85,660	(21,663)	906,128	(374,676)	45,926	(322,163)	8,158	(98,024)

Equity transactions:
Purchase payments received from contract owners (note 3)	20,296	15,399	31,660	56,855	(6)	337	132,772	8,000
Transfers between funds	1,399,248	(136,517)	367,219	(709,138)	(69,106)	(146,216)	(6,975)	(83,396)
Redemptions (note 3)	(85,350)	(133,801)	(1,882,161)	(1,871,482)	(290,609)	(394,339)	(84,266)	(66,145)
Annuity benefits	-	-	(6,999)	(7,383)	-	-	-	-
Contract maintenance charges (note 2)	(323)	(355)	(22,227)	(22,152)	(1,280)	(1,534)	(116)	(163)
Contingent deferred sales charges (note 2)	(45)	(307)	(1,092)	(3,606)	(13)	(46)	(1)	(11)
Adjustments to maintain reserves	(37)	(65)	(315)	(309)	44	(51)	(70)	(49)

Net equity transactions	1,333,789	(255,646)	(1,513,915)	(2,557,215)	(360,970)	(541,849)	41,344	(141,764)

Net change in contract owners’ equity	1,419,449	(277,309)	(607,787)	(2,931,891)	(315,044)	(864,012)	49,502	(239,788)
Contract owners’ equity beginning of period	1,143,334	1,420,643	15,626,819	18,558,710	2,529,866	3,393,878	766,339	1,006,127

Contract owners’ equity end of period	$2,562,783	1,143,334	15,019,032	15,626,819	2,214,822	2,529,866	815,841	766,339

CHANGES IN UNITS:
Beginning units	94,101	114,987	1,277,247	1,488,971	98,656	119,137	35,082	40,884
Units purchased	143,526	8,059	265,809	164,111	-	21	16,453	858
Units redeemed	(40,252)	(28,945)	(386,074)	(375,835)	(13,584)	(20,502)	(6,848)	(6,660)

Ending units	197,375	94,101	1,156,982	1,277,247	85,072	98,656	44,687	35,082

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	VKVGR2		MSVRE		MSVREB		NAMAA2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(1,393)	1,634	28	(121)	(4)	(21)	1,370,824	-
Realized gain (loss) on investments	340	4,230	1,864	1,565	152	12	216	-
Change in unrealized gain (loss) on investments	18,822	(7,673)	5,653	(1,166)	876	38	(713,034)	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	17,769	(1,809)	7,545	278	1,024	29	658,006	-

Equity transactions:
Purchase payments received from contract owners (note 3)	54,402	36,361	-	184	(377)	(210)	184,133,541	-
Transfers between funds	127,018	(11,191)	-	(184)	(410)	242	2,164,106	-
Redemptions (note 3)	(6,006)	(1,019)	-	-	-	(32)	(436,741)	-
Annuity benefits	-	-	(6,509)	(9,312)	(500)	(468)	-	-
Contract maintenance charges (note 2)	(13)	(1)	-	-	2	(1)	(7,782)	-
Contingent deferred sales charges (note 2)	(16)	-	-	-	-	-	(2,399)	-
Adjustments to maintain reserves	2	(19)	858	3,808	(34)	2	(17)	-

Net equity transactions	175,387	24,131	(5,651)	(5,504)	(1,319)	(467)	185,850,708	-

Net change in contract owners’ equity	193,156	22,322	1,894	(5,226)	(295)	(438)	186,508,714	-
Contract owners’ equity beginning of period	82,016	59,694	29,133	34,359	4,376	4,814	-	-

Contract owners’ equity end of period	$275,172	82,016	31,027	29,133	4,081	4,376	186,508,714	-

CHANGES IN UNITS:
Beginning units	8,643	6,184	-	-	27	27	-	-
Units purchased	22,364	8,962	-	12	-	28	19,164,901	-
Units redeemed	(5,315)	(6,503)	-	(12)	(27)	(28)	(390,100)	-

Ending units	25,692	8,643	-	-	-	27	18,774,801	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NAMGI2		NVAMV1		NVAMV2		GVAAA2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$173,386	-	367,621	251,186	533,622	242,761	(28,017,348)	(9,878,200)
Realized gain (loss) on investments	(809)	-	2,092,315	1,956,272	7,687,272	5,051,318	16,730,114	10,231,221
Change in unrealized gain (loss) on investments	61,030	-	(2,489,375)	10,623,314	(8,762,082)	32,294,637	174,411,995	836,203,892
Reinvested capital gains	-	-	6,164,475	1,003,134	18,844,783	3,084,906	8,046,845	1,052,405

Net increase (decrease) in contract owners’ equity resulting from operations	233,607	-	6,135,036	13,833,906	18,303,595	40,673,622	171,171,606	837,609,318

Equity transactions:
Purchase payments received from contract owners (note 3)	21,276,968	-	1,272,310	901,161	13,052,832	10,640,647	444,256,128	452,044,967
Transfers between funds	255,223	-	431,834	(201,272)	(3,892,605)	(5,213,674)	61,585,453	88,656,793
Redemptions (note 3)	(50,753)	-	(6,638,123)	(8,406,233)	(20,005,361)	(17,238,167)	(266,007,318)	(225,531,992)
Annuity benefits	-	-	(4,557)	(4,021)	(23,369)	(20,571)	(20,372)	(7,475)
Contract maintenance charges (note 2)	-	-	(20,181)	(21,562)	(694,642)	(624,230)	(46,739,903)	(39,268,844)
Contingent deferred sales charges (note 2)	(89)	-	(3,795)	(9,289)	(81,087)	(75,006)	(2,313,764)	(2,111,203)
Adjustments to maintain reserves	(43)	-	1,261	530	(1,363)	(1,523)	2,137	(207)

Net equity transactions	21,481,306	-	(4,961,251)	(7,740,686)	(11,645,595)	(12,532,524)	190,762,361	273,782,039

Net change in contract owners’ equity	21,714,913	-	1,173,785	6,093,220	6,658,000	28,141,098	361,933,967	1,111,391,357
Contract owners’ equity beginning of period	-	-	55,025,478	48,932,258	170,943,231	142,802,133	4,915,538,754	3,804,147,397

Contract owners’ equity end of period	$21,714,913	-	56,199,263	55,025,478	177,601,231	170,943,231	5,277,472,721	4,915,538,754

CHANGES IN UNITS:
Beginning units	-	-	2,696,763	3,121,609	8,531,980	9,244,748	352,795,401	331,857,633
Units purchased	2,229,274	-	178,449	137,357	1,735,984	1,659,063	47,802,139	62,015,267
Units redeemed	(85,487)	-	(407,686)	(562,203)	(2,297,794)	(2,371,831)	(34,337,750)	(41,077,499)

Ending units	2,143,787	-	2,467,526	2,696,763	7,970,170	8,531,980	366,259,790	352,795,401

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	GVABD2		GVAGG2		GVAGR2		GVAGI2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(4,188,798)	4,134,690	(1,697,538)	(1,879,078)	(3,715,998)	(3,242,229)	(13,275,403)	(7,846,368)
Realized gain (loss) on investments	2,375,634	357,522	2,330,212	304,128	2,142,219	(1,392,479)	60,342,372	18,777,719
Change in unrealized gain (loss) on investments	40,356,593	(61,671,830)	(61,252)	41,606,303	22,797,673	69,808,562	89,714,927	383,090,590
Reinvested capital gains	15,194,522	429,639	-	-	-	-	17,195,120	-

Net increase (decrease) in contract owners’ equity resulting from operations	53,737,951	(56,749,979)	571,422	40,031,353	21,223,894	65,173,854	153,977,016	394,021,941

Equity transactions:
Purchase payments received from contract owners (note 3)	278,721,804	281,696,970	42,466,658	33,354,606	73,541,118	55,861,759	337,172,403	328,793,812
Transfers between funds	29,099,141	165,847,527	(4,335,173)	(3,093,553)	(15,506,884)	(10,169,335)	(75,266,251)	(132,755,812)
Redemptions (note 3)	(91,640,033)	(107,438,108)	(16,656,228)	(11,052,750)	(27,100,315)	(19,440,978)	(101,294,208)	(110,562,160)
Annuity benefits	(47,309)	(36,367)	(5,549)	(8,048)	(6,092)	(5,601)	(19,405)	(6,175)
Contract maintenance charges (note 2)	(15,003,754)	(11,181,264)	(910,762)	(767,570)	(1,191,441)	(1,043,726)	(15,636,418)	(11,612,915)
Contingent deferred sales charges (note 2)	(1,000,632)	(716,442)	(130,826)	(70,403)	(177,330)	(100,222)	(1,071,159)	(731,503)
Adjustments to maintain reserves	1,708	(1,285)	(754)	5,512	(1,207)	(1,294)	1,157	(1,386)

Net equity transactions	200,130,925	328,171,031	20,427,366	18,367,794	29,557,849	25,100,603	143,886,119	73,123,861

Net change in contract owners’ equity	253,868,876	271,421,052	20,998,788	58,399,147	50,781,743	90,274,457	297,863,135	467,145,802
Contract owners’ equity beginning of period	1,507,999,686	1,236,578,634	200,984,293	142,585,146	317,072,144	226,797,687	1,724,591,166	1,257,445,364

Contract owners’ equity end of period	$1,761,868,562	1,507,999,686	221,983,081	200,984,293	367,853,887	317,072,144	2,022,454,301	1,724,591,166

CHANGES IN UNITS:
Beginning units	135,018,265	106,649,138	13,261,501	11,903,007	23,231,955	21,178,621	141,379,875	135,436,985
Units purchased	39,321,455	49,887,834	3,914,058	3,895,861	6,838,787	6,301,206	35,498,465	41,035,996
Units redeemed	(21,919,608)	(21,518,707)	(2,541,675)	(2,537,367)	(4,690,882)	(4,247,872)	(24,195,131)	(35,093,106)

Ending units	152,420,112	135,018,265	14,633,884	13,261,501	25,379,860	23,231,955	152,683,209	141,379,875

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	HIBF		GEM		GEM2		GIG
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$2,044,593	257,166	(7,340)	(225)	(158,564)	(5,217)	206,728	(227)
Realized gain (loss) on investments	64,072	(153,370)	104,892	1,547	233,390	(33,438)	26,578	1,577
Change in unrealized gain (loss) on investments	(3,501,442)	200,290	(456,285)	(2,075)	(2,809,615)	24,363	(969,062)	8,943
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,392,777)	304,086	(358,733)	(753)	(2,734,789)	(14,292)	(735,756)	10,293

Equity transactions:
Purchase payments received from contract owners (note 3)	5,390,738	(115)	216,562	-	6,217,527	-	344,395	56,408
Transfers between funds	64,087,672	(202,153)	13,819,023	68,304	59,208,188	(44,791)	24,315,236	(764)
Redemptions (note 3)	(6,570,634)	(1,007,410)	(1,749,956)	(27,089)	(3,776,115)	(103,410)	(1,614,288)	(2,297)
Annuity benefits	(302)	(311)	(2,240)	(558)	(1,537)	-	(3,213)	-
Contract maintenance charges (note 2)	(3,413)	(721)	(4,337)	(105)	(2,895)	(281)	(5,845)	(27)
Contingent deferred sales charges (note 2)	(28,703)	(374)	(2,470)	-	(9,810)	(10)	(766)	-
Adjustments to maintain reserves	(574)	(65)	1,939	(253)	(615)	(34)	20,256	(46)

Net equity transactions	62,874,784	(1,211,149)	12,278,521	40,299	61,634,743	(148,526)	23,055,775	53,274

Net change in contract owners’ equity	61,482,007	(907,063)	11,919,788	39,546	58,899,954	(162,818)	22,320,019	63,567
Contract owners’ equity beginning of period	5,139,688	6,046,751	249,072	209,526	924,616	1,087,434	101,582	38,015

Contract owners’ equity end of period	$66,621,695	5,139,688	12,168,860	249,072	59,824,570	924,616	22,421,601	101,582

CHANGES IN UNITS:
Beginning units	255,684	317,408	14,366	8,617	28,105	32,659	8,336	3,168
Units purchased	5,581,827	657	674,713	6,957	2,371,315	-	1,772,647	5,412
Units redeemed	(2,505,762)	(62,381)	(110,558)	(1,208)	(344,582)	(4,554)	(142,561)	(244)

Ending units	3,331,749	255,684	578,521	14,366	2,054,838	28,105	1,638,422	8,336

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVIE6		NVNMO1		NVNMO2		NVNSR1
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$692,621	(265,362)	(394,853)	(270,888)	(261,455)	(217,238)	(14,607)	(12,787)
Realized gain (loss) on investments	921,024	856,710	3,810,006	3,100,663	2,569,130	1,174,613	559,104	217,622
Change in unrealized gain (loss) on investments	(2,699,156)	3,345,706	(12,614,582)	21,948,594	(5,892,663)	8,335,590	(341,829)	699,071
Reinvested capital gains	-	-	13,354,869	3,368,774	5,023,291	1,441,113	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,085,511)	3,937,054	4,155,440	28,147,143	1,438,303	10,734,078	202,668	903,906

Equity transactions:
Purchase payments received from contract owners (note 3)	6,165,229	3,144,175	762,769	820,469	400,014	2,956,992	212,900	184,872
Transfers between funds	6,157,350	(288,273)	(3,015,654)	(359,220)	(5,138,146)	954,184	(1,149,948)	585,572
Redemptions (note 3)	(2,870,429)	(1,644,743)	(8,901,463)	(10,085,648)	(2,911,169)	(1,785,782)	(371,183)	(268,877)
Annuity benefits	-	-	(11,188)	(10,256)	-	-	-	-
Contract maintenance charges (note 2)	(166,392)	(126,503)	(33,274)	(35,831)	(208,049)	(200,966)	(973)	(1,098)
Contingent deferred sales charges (note 2)	(26,716)	(11,000)	(1,954)	(3,816)	(16,044)	(15,317)	(6,645)	(579)
Adjustments to maintain reserves	(464)	(546)	123	1,009	(511)	(584)	(64)	(73)

Net equity transactions	9,258,578	1,073,110	(11,200,641)	(9,673,293)	(7,873,905)	1,908,527	(1,315,913)	499,817

Net change in contract owners’ equity	8,173,067	5,010,164	(7,045,201)	18,473,850	(6,435,602)	12,642,605	(1,113,245)	1,403,723
Contract owners’ equity beginning of period	29,543,767	24,533,603	88,961,115	70,487,265	36,797,573	24,154,968	3,790,960	2,387,237

Contract owners’ equity end of period	$37,716,834	29,543,767	81,915,914	88,961,115	30,361,971	36,797,573	2,677,715	3,790,960

CHANGES IN UNITS:
Beginning units	3,288,584	3,157,577	7,038,080	7,916,101	2,987,351	2,768,451	271,583	234,137
Units purchased	1,857,996	867,070	97,692	451,250	248,034	1,706,303	79,163	191,742
Units redeemed	(839,851)	(736,063)	(974,591)	(1,329,271)	(889,102)	(1,487,403)	(175,061)	(154,296)

Ending units	4,306,729	3,288,584	6,161,181	7,038,080	2,346,283	2,987,351	175,685	271,583

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVNSR2		NVCRA2		NVCRB2		NVCCA2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(1,306,874)	(1,620,160)	290,583	(106,615)	17,781,484	2,950,030	26,795,631	1,198,870
Realized gain (loss) on investments	24,903,697	8,279,074	933,506	1,095,950	6,465,329	4,075,094	67,415,036	20,706,640
Change in unrealized gain (loss) on investments	(10,727,335)	44,612,301	(2,214,646)	6,397,680	(20,605,886)	166,116,441	(99,726,233)	374,973,405
Reinvested capital gains	-	-	2,525,526	870,113	51,066,330	38,377,324	95,586,860	76,079,358

Net increase (decrease) in contract owners’ equity resulting from operations	12,869,488	51,271,215	1,534,969	8,257,128	54,707,257	211,518,889	90,071,294	472,958,273

Equity transactions:
Purchase payments received from contract owners (note 3)	5,941,690	6,907,233	16,799,491	12,436,169	274,623,378	322,091,395	77,341,783	91,646,044
Transfers between funds	(19,955,839)	(9,038,284)	(225,744)	1,529,630	(10,701,229)	(14,371,945)	19,053,552	54,730,284
Redemptions (note 3)	(27,143,258)	(21,691,893)	(3,546,740)	(5,071,473)	(107,038,566)	(124,515,141)	(150,554,848)	(80,050,061)
Annuity benefits	(7,255)	(6,555)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(761,325)	(751,996)	(4,174)	(3,756)	(19,094,307)	(15,071,262)	(29,995,449)	(27,081,457)
Contingent deferred sales charges (note 2)	(74,711)	(107,582)	(19,403)	(28,945)	(1,245,207)	(864,871)	(1,228,799)	(1,036,355)
Adjustments to maintain reserves	(1,114)	(307)	(323)	(298)	(1,250)	(1,166)	(1,298)	(1,085)

Net equity transactions	(42,001,812)	(24,689,384)	13,003,107	8,861,327	136,542,819	167,267,010	(85,385,059)	38,207,370

Net change in contract owners’ equity	(29,132,324)	26,581,831	14,538,076	17,118,455	191,250,076	378,785,899	4,686,235	511,165,643
Contract owners’ equity beginning of period	178,984,950	152,403,119	45,281,166	28,162,711	1,940,345,195	1,561,559,296	2,929,764,084	2,418,598,441

Contract owners’ equity end of period	$149,852,626	178,984,950	59,819,242	45,281,166	2,131,595,271	1,940,345,195	2,934,450,319	2,929,764,084

CHANGES IN UNITS:
Beginning units	13,130,785	15,266,456	3,708,333	2,931,734	159,209,883	145,128,586	237,108,265	233,768,591
Units purchased	2,146,418	2,908,543	1,863,388	1,777,959	28,580,380	40,492,172	15,401,714	17,803,307
Units redeemed	(5,223,673)	(5,044,214)	(791,456)	(1,001,360)	(17,671,090)	(26,410,875)	(22,308,455)	(14,463,633)

Ending units	10,053,530	13,130,785	4,780,265	3,708,333	170,119,173	159,209,883	230,201,524	237,108,265

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVCCN2		NVCMD2		NVCMA2		NVCMC2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$4,753,773	1,277,114	25,519,851	3,945,715	3,392,791	(614,970)	7,172,979	1,920,682
Realized gain (loss) on investments	5,735,819	9,223,433	52,889,239	5,146,672	18,895,905	21,939,837	11,580,525	10,364,249
Change in unrealized gain (loss) on investments	(19,729,786)	2,142,758	(61,562,198)	308,281,833	(43,977,377)	39,571,554	(19,689,141)	42,004,293
Reinvested capital gains	22,107,362	11,557,662	68,768,783	64,898,963	33,079,037	16,755,205	21,975,973	16,216,497

Net increase (decrease) in contract owners’ equity resulting from operations	12,867,168	24,200,967	85,615,675	382,273,183	11,390,356	77,651,626	21,040,336	70,505,721

Equity transactions:
Purchase payments received from contract owners (note 3)	56,164,864	97,636,457	102,757,302	358,969,982	31,807,624	28,834,701	86,347,767	105,311,415
Transfers between funds	(544,234)	(85,749,712)	(644,561)	16,790,228	(2,201,208)	(14,429,598)	(19,654,367)	(29,068,116)
Redemptions (note 3)	(59,260,330)	(53,003,467)	(138,665,930)	(98,600,078)	(46,869,260)	(53,566,208)	(45,622,651)	(35,901,260)
Annuity benefits	(1,945)	-	(4,591)	-	-	-	(23,752)	(9,686)
Contract maintenance charges (note 2)	(7,635,767)	(7,295,056)	(28,255,430)	(23,404,140)	(2,115,849)	(2,097,125)	(8,108,310)	(7,129,959)
Contingent deferred sales charges (note 2)	(606,071)	(583,882)	(1,309,185)	(1,134,181)	(209,771)	(173,142)	(504,361)	(397,898)
Adjustments to maintain reserves	(918)	(889)	(6,617)	(1,696)	(608)	(716)	(980)	(482)

Net equity transactions	(11,884,401)	(48,996,549)	(66,129,012)	252,620,115	(19,589,072)	(41,432,088)	12,433,346	32,804,014

Net change in contract owners’ equity	982,767	(24,795,582)	19,486,663	634,893,298	(8,198,716)	36,219,538	33,473,682	103,309,735
Contract owners’ equity beginning of period	736,273,959	761,069,541	2,881,167,187	2,246,273,889	405,457,133	369,237,595	826,489,010	723,179,275

Contract owners’ equity end of period	$737,256,726	736,273,959	2,900,653,850	2,881,167,187	397,258,417	405,457,133	859,962,692	826,489,010

CHANGES IN UNITS:
Beginning units	63,620,813	67,968,499	234,566,759	212,166,284	33,028,201	36,890,388	68,643,015	65,866,801
Units purchased	12,689,991	17,149,770	17,162,791	42,906,460	4,163,830	6,136,201	9,696,272	13,198,941
Units redeemed	(13,736,293)	(21,497,456)	(22,441,810)	(20,505,985)	(5,753,756)	(9,998,388)	(8,662,293)	(10,422,727)

Ending units	62,574,511	63,620,813	229,287,740	234,566,759	31,438,275	33,028,201	69,676,994	68,643,015

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVCBD1		NVCBD2		NVLCP2		TRF
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$57,870	21,552	850,621	809,960	444,034	58,510	(227,018)	(31,828)
Realized gain (loss) on investments	(19,689)	20,174	1,566,087	1,578,539	63,242	183,148	5,723,922	3,205,948
Change in unrealized gain (loss) on investments	39,514	(177,322)	931,369	(7,867,022)	1,250,482	(3,026,690)	8,168,552	29,966,606
Reinvested capital gains	-	25,848	-	1,172,463	-	1,032,030	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	77,695	(109,748)	3,348,077	(4,306,060)	1,757,758	(1,753,002)	13,665,456	33,140,726

Equity transactions:
Purchase payments received from contract owners (note 3)	72,367	34,348	6,223,677	7,137,891	9,436,453	6,571,751	1,388,722	1,452,780
Transfers between funds	1,269,354	(376,476)	220,288	2,506,537	6,499,531	149,119	(779,712)	(1,505,311)
Redemptions (note 3)	(311,263)	(536,412)	(17,663,776)	(14,175,679)	(2,989,702)	(3,009,953)	(14,770,629)	(16,439,106)
Annuity benefits	-	-	(6,637)	(7,009)	-	-	(67,818)	(68,900)
Contract maintenance charges (note 2)	(664)	(853)	(519,743)	(494,674)	(389,497)	(308,915)	(76,911)	(83,309)
Contingent deferred sales charges (note 2)	(322)	(1,429)	(47,467)	(59,901)	(22,855)	(18,012)	(3,522)	(5,617)
Adjustments to maintain reserves	(70)	(46)	(872)	(1,091)	(606)	(547)	(77,007)	18,807

Net equity transactions	1,029,402	(880,868)	(11,794,530)	(5,093,926)	12,533,324	3,383,443	(14,386,877)	(16,630,656)

Net change in contract owners’ equity	1,107,097	(990,616)	(8,446,453)	(9,399,986)	14,291,082	1,630,441	(721,421)	16,510,070
Contract owners’ equity beginning of period	2,298,921	3,289,537	110,008,519	119,408,505	50,288,214	48,657,773	136,279,120	119,769,050

Contract owners’ equity end of period	$3,406,018	2,298,921	101,562,066	110,008,519	64,579,296	50,288,214	135,557,699	136,279,120

CHANGES IN UNITS:
Beginning units	190,072	263,240	9,372,371	9,816,211	3,944,916	3,683,753	1,835,389	2,096,623
Units purchased	164,202	77,840	2,721,337	2,313,571	1,895,362	1,180,426	30,969	38,235
Units redeemed	(82,710)	(151,008)	(3,725,283)	(2,757,411)	(935,658)	(919,263)	(230,345)	(299,469)

Ending units	271,564	190,072	8,368,425	9,372,371	4,904,620	3,944,916	1,636,013	1,835,389

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	TRF2		GBF		CAF		CAF2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(1,068,661)	(990,787)	1,243,595	1,180,058	(348,878)	(223,760)	(480,979)	(175,207)
Realized gain (loss) on investments	18,691,833	7,066,711	(6,162,769)	(4,448,056)	2,584,183	2,735,912	1,653,582	885,970
Change in unrealized gain (loss) on investments	(3,628,055)	32,748,740	13,765,658	(19,824,332)	1,178,771	5,910,351	2,720,110	6,764,634
Reinvested capital gains	-	-	-	3,774,184	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	13,995,117	38,824,664	8,846,484	(19,318,146)	3,414,076	8,422,503	3,892,713	7,475,397

Equity transactions:
Purchase payments received from contract owners (note 3)	3,206,870	3,647,592	6,812,460	10,231,676	671,931	649,735	9,408,961	8,682,256
Transfers between funds	(7,478,757)	(9,988,532)	(4,090,011)	(2,886,217)	174,454	(809,564)	2,226,525	(11,698)
Redemptions (note 3)	(26,852,490)	(21,843,158)	(44,066,396)	(49,915,208)	(3,652,979)	(4,084,927)	(1,268,274)	(743,922)
Annuity benefits	(5,335)	(5,008)	(20,547)	(24,283)	(5,386)	(4,122)	-	-
Contract maintenance charges (note 2)	(606,481)	(615,149)	(1,066,711)	(1,063,931)	(24,402)	(26,234)	(259,585)	(206,139)
Contingent deferred sales charges (note 2)	(64,198)	(99,930)	(92,107)	(167,967)	(4,255)	(977)	(20,417)	(7,338)
Adjustments to maintain reserves	(894)	(481)	(6,380)	(93)	855	402	(493)	(414)

Net equity transactions	(31,801,285)	(28,904,666)	(42,529,692)	(43,826,023)	(2,839,782)	(4,275,687)	10,086,717	7,712,745

Net change in contract owners’ equity	(17,806,168)	9,919,998	(33,683,208)	(63,144,169)	574,294	4,146,816	13,979,430	15,188,142
Contract owners’ equity beginning of period	158,840,588	148,920,590	305,366,571	368,510,740	36,342,616	32,195,800	38,538,816	23,350,674

Contract owners’ equity end of period	$141,034,420	158,840,588	271,683,363	305,366,571	36,916,910	36,342,616	52,518,246	38,538,816

CHANGES IN UNITS:
Beginning units	8,102,028	9,811,244	20,054,696	22,621,715	1,371,740	1,556,489	2,980,072	2,300,514
Units purchased	1,442,603	1,033,041	4,425,391	5,643,291	58,379	39,125	1,393,431	1,286,149
Units redeemed	(3,053,431)	(2,742,257)	(7,535,816)	(8,210,310)	(159,373)	(223,874)	(654,276)	(606,591)

Ending units	6,491,200	8,102,028	16,944,271	20,054,696	1,270,746	1,371,740	3,719,227	2,980,072

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	GVIX2		GVIX8		GVIDA		NVDBL2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$1,604	-	584,006	381,290	(349,304)	(567,842)	3,316,789	3,232,168
Realized gain (loss) on investments	23	-	563,031	458,755	3,418,498	(11,494,309)	2,687,824	2,185,469
Change in unrealized gain (loss) on investments	(5,591)	-	(4,211,539)	3,698,239	4,007,471	63,244,804	23,259,766	82,777,928
Reinvested capital gains	-	-	-	-	-	-	4,291,243	8,256,324

Net increase (decrease) in contract owners’ equity resulting from operations	(3,964)	-	(3,064,502)	4,538,284	7,076,665	51,182,653	33,555,622	96,451,889

Equity transactions:
Purchase payments received from contract owners (note 3)	59,343	-	10,940,722	7,647,946	19,434,532	11,518,233	197,296,101	247,414,093
Transfers between funds	2,050	-	1,262,261	1,658,893	(2,398,773)	(4,732,314)	1,124,375	12,212,086
Redemptions (note 3)	-	-	(2,171,205)	(1,480,400)	(44,563,246)	(54,480,804)	(41,293,780)	(37,109,984)
Annuity benefits	-	-	-	-	(11,715)	(20,996)	-	-
Contract maintenance charges (note 2)	-	-	(123,909)	(94,335)	(32,444)	(36,810)	(10,707,331)	(7,698,160)
Contingent deferred sales charges (note 2)	-	-	(8,043)	(9,638)	(28,636)	(86,733)	(583,682)	(474,632)
Adjustments to maintain reserves	(3)	-	(500)	(564)	(41,710)	610	(875)	(881)

Net equity transactions	61,390	-	9,899,326	7,721,902	(27,641,992)	(47,838,814)	145,834,808	214,342,522

Net change in contract owners’ equity	57,426	-	6,834,824	12,260,186	(20,565,327)	3,343,839	179,390,430	310,794,411
Contract owners’ equity beginning of period	-	-	32,543,493	20,283,307	232,733,212	229,389,373	1,036,338,855	725,544,444

Contract owners’ equity end of period	$57,426	-	39,378,317	32,543,493	212,167,885	232,733,212	1,215,729,285	1,036,338,855

CHANGES IN UNITS:
Beginning units	-	-	3,121,010	2,316,939	10,396,960	12,793,695	69,467,461	54,359,537
Units purchased	5,570	-	1,699,522	1,442,782	1,860,247	1,594,424	16,261,501	21,624,561
Units redeemed	(41)	-	(718,972)	(638,711)	(3,105,604)	(3,991,159)	(6,645,641)	(6,516,637)

Ending units	5,529	-	4,101,560	3,121,010	9,151,603	10,396,960	79,083,321	69,467,461

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVDCA2		GVIDC		GVIDM		GVDMA
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$3,228,885	3,644,209	1,861,983	1,493,927	3,771,030	4,034,040	762,978	(384,928)
Realized gain (loss) on investments	18,582,065	9,321,882	11,274,517	7,107,584	36,346,371	11,964,272	9,893,006	3,147,074
Change in unrealized gain (loss) on investments	10,154,439	182,261,572	(17,887,030)	2,751,459	56,426,681	348,297,316	25,300,394	215,946,893
Reinvested capital gains	20,674,964	19,732,678	20,662,922	10,375,117	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	52,640,353	214,960,341	15,912,392	21,728,087	96,544,082	364,295,628	35,956,378	218,709,039

Equity transactions:
Purchase payments received from contract owners (note 3)	42,414,017	61,212,142	53,942,691	83,482,597	101,117,267	284,295,285	35,629,825	42,233,587
Transfers between funds	14,024,647	34,778,146	(21,476,900)	(17,228,242)	(19,304,990)	(6,580,057)	(26,102,382)	(47,142,995)
Redemptions (note 3)	(55,409,035)	(28,552,558)	(59,190,835)	(67,742,399)	(284,587,314)	(263,704,911)	(178,920,050)	(223,472,867)
Annuity benefits	(1,897)	-	(964)	(11,591)	(67,929)	(104,019)	(14,713)	(5,053)
Contract maintenance charges (note 2)	(15,938,616)	(14,290,387)	(6,420,457)	(6,040,452)	(19,276,316)	(16,046,645)	(4,269,051)	(4,327,301)
Contingent deferred sales charges (note 2)	(543,438)	(440,261)	(590,382)	(744,318)	(991,382)	(1,027,922)	(276,514)	(514,099)
Adjustments to maintain reserves	(628)	(544)	(941)	(893)	(1,779)	(752)	(2,788)	(42,136)

Net equity transactions	(15,454,950)	52,706,538	(33,737,788)	(8,285,298)	(223,112,443)	(3,169,021)	(173,955,673)	(233,270,864)

Net change in contract owners’ equity	37,185,403	267,666,879	(17,825,396)	13,442,789	(126,568,361)	361,126,607	(137,999,295)	(14,561,825)
Contract owners’ equity beginning of period	1,450,611,221	1,182,944,342	685,621,421	672,178,632	2,805,127,597	2,444,000,990	1,165,132,937	1,179,694,762

Contract owners’ equity end of period	$1,487,796,624	1,450,611,221	667,796,025	685,621,421	2,678,559,236	2,805,127,597	1,027,133,642	1,165,132,937

CHANGES IN UNITS:
Beginning units	85,633,495	82,215,483	50,261,670	50,903,848	155,762,593	155,508,138	55,228,742	67,732,226
Units purchased	6,348,438	9,093,441	9,987,756	15,032,910	16,421,758	30,209,511	6,552,498	10,395,702
Units redeemed	(7,260,876)	(5,675,429)	(12,415,086)	(15,675,088)	(28,524,081)	(29,955,056)	(14,786,685)	(22,899,186)

Ending units	84,721,057	85,633,495	47,834,340	50,261,670	143,660,270	155,762,593	46,994,555	55,228,742

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	GVDMC		MCIF		SAM		NVMIG1
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$2,425,320	1,421,339	(542,688)	(410,225)	(9,320,251)	(9,526,813)	46,959	-
Realized gain (loss) on investments	4,581,533	3,206,608	2,942,590	1,385,769	-	-	(37,070)	-
Change in unrealized gain (loss) on investments	3,557,303	54,108,601	936,634	28,255,830	-	-	(2,637,380)	-
Reinvested capital gains	16,181,522	10,241,697	7,387,306	3,139,647	-	-	1,732,767	-

Net increase (decrease) in contract owners’ equity resulting from operations	26,745,678	68,978,245	10,723,842	32,371,021	(9,320,251)	(9,526,813)	(894,724)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	64,664,278	98,468,182	20,952,672	16,050,164	212,668,788	215,193,806	215,496	-
Transfers between funds	3,749,465	(25,500,751)	(1,574,505)	(5,295,212)	140,594,086	92,501,936	35,105,375	-
Redemptions (note 3)	(72,180,347)	(88,828,435)	(13,725,232)	(12,026,235)	(341,393,163)	(346,859,803)	(2,795,723)	-
Annuity benefits	(52,094)	(74,848)	(16,116)	(15,185)	(86,781)	(81,947)	(5,077)	-
Contract maintenance charges (note 2)	(6,347,982)	(5,408,355)	(387,867)	(343,703)	(1,728,824)	(1,579,480)	(7,961)	-
Contingent deferred sales charges (note 2)	(419,497)	(530,759)	(70,565)	(27,604)	(392,061)	(426,416)	(887)	-
Adjustments to maintain reserves	(10,149)	356	(755)	(704)	(1,555)	2,431	3,885	-

Net equity transactions	(10,596,326)	(21,874,610)	5,177,632	(1,658,479)	9,660,490	(41,249,473)	32,515,108	-

Net change in contract owners’ equity	16,149,352	47,103,635	15,901,474	30,712,542	340,239	(50,776,286)	31,620,384	-
Contract owners’ equity beginning of period	842,048,700	794,945,065	136,445,429	105,732,887	619,175,367	669,951,653	-	-

Contract owners’ equity end of period	$858,198,052	842,048,700	152,346,903	136,445,429	619,515,606	619,175,367	31,620,384	-

CHANGES IN UNITS:
Beginning units	52,936,074	54,508,202	4,806,703	4,886,268	51,823,152	55,839,551	-	-
Units purchased	8,236,209	12,243,873	1,242,842	1,279,981	81,223,048	89,949,596	3,579,328	-
Units redeemed	(8,849,674)	(13,816,001)	(1,085,589)	(1,359,546)	(80,539,200)	(93,965,995)	(326,473)	-

Ending units	52,322,609	52,936,074	4,963,956	4,806,703	52,507,000	51,823,152	3,252,855	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVMIG6		GVDIVI		GVDIV2		NVMLG1
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$795,120	(1,073,553)	39,811	-	512,172	3,043	(89,719)	(55,639)
Realized gain (loss) on investments	14,118,060	8,188,246	(17,354)	-	(356,814)	(50,857)	933,284	628,432
Change in unrealized gain (loss) on investments	(26,591,132)	21,276,909	(472,369)	-	(6,960,813)	136,627	(705,247)	1,555,286
Reinvested capital gains	7,808,288	-	-	-	-	-	753,866	727,199

Net increase (decrease) in contract owners’ equity resulting from operations	(3,869,664)	28,391,602	(449,912)	-	(6,805,455)	88,813	892,184	2,855,278

Equity transactions:
Purchase payments received from contract owners (note 3)	5,577,747	4,916,851	53,581	-	3,047,706	-	160,044	242,336
Transfers between funds	(647,179)	(7,524,019)	4,900,800	-	67,219,019	-	(638,043)	373,589
Redemptions (note 3)	(25,860,547)	(21,852,449)	(424,942)	-	(4,211,029)	(86,340)	(1,197,187)	(1,425,747)
Annuity benefits	(2,933)	(2,875)	-	-	(1,128)	-	(2,166)	(1,915)
Contract maintenance charges (note 2)	(759,448)	(752,829)	(1,020)	-	(313,428)	(48)	(4,522)	(5,050)
Contingent deferred sales charges (note 2)	(62,350)	(107,512)	(865)	-	(15,932)	(1)	(1,799)	(3,007)
Adjustments to maintain reserves	(1,061)	(604)	(48)	-	15,449	(29)	219	173

Net equity transactions	(21,755,771)	(25,323,437)	4,527,506	-	65,740,657	(86,418)	(1,683,454)	(819,621)

Net change in contract owners’ equity	(25,625,435)	3,068,165	4,077,594	-	58,935,202	2,395	(791,270)	2,035,657
Contract owners’ equity beginning of period	164,345,189	161,277,024	-	-	519,923	517,528	11,228,754	9,193,097

Contract owners’ equity end of period	$138,719,754	164,345,189	4,077,594	-	59,455,125	519,923	10,437,484	11,228,754

CHANGES IN UNITS:
Beginning units	15,025,508	17,611,397	-	-	30,305	35,976	831,103	904,873
Units purchased	3,025,246	2,506,966	509,483	-	4,712,729	-	109,425	196,058
Units redeemed	(5,041,387)	(5,092,855)	(57,652)	-	(827,753)	(5,671)	(231,844)	(269,828)

Ending units	13,009,367	15,025,508	451,831	-	3,915,281	30,305	708,684	831,103

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVMLG2		NVMLV1		NVMLV2		NVMMG1
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(1,665,562)	(1,314,223)	(5,623)	3,365	(349,814)	(175,528)	(2,545,327)	(2,514,259)
Realized gain (loss) on investments	7,654,588	7,953,860	401,558	347,603	3,875,318	2,597,079	11,028,170	11,119,281
Change in unrealized gain (loss) on investments	(4,922,472)	17,856,229	(452,873)	597,484	(4,765,139)	10,501,690	(27,291,596)	37,480,023
Reinvested capital gains	8,828,520	8,372,121	467,036	205,263	7,154,250	2,857,534	23,316,178	13,715,129

Net increase (decrease) in contract owners’ equity resulting from operations	9,895,074	32,867,987	410,098	1,153,715	5,914,615	15,780,775	4,507,425	59,800,174

Equity transactions:
Purchase payments received from contract owners (note 3)	10,339,499	8,659,496	164,487	77,937	13,157,972	10,206,456	2,024,324	1,944,092
Transfers between funds	(6,500,096)	(4,500,155)	347,312	1,025,148	(734,091)	(715,869)	(4,488,324)	(4,118,396)
Redemptions (note 3)	(16,710,534)	(15,239,081)	(872,160)	(641,691)	(6,115,391)	(6,001,839)	(20,237,071)	(22,846,176)
Annuity benefits	(15,258)	(13,112)	-	-	-	-	(24,320)	(24,199)
Contract maintenance charges (note 2)	(435,691)	(420,515)	(1,557)	(1,448)	(294,495)	(234,449)	(94,484)	(102,833)
Contingent deferred sales charges (note 2)	(46,633)	(59,343)	(92)	(1,040)	(32,475)	(22,018)	(3,239)	(6,301)
Adjustments to maintain reserves	(1,253)	(1,251)	(90)	(79)	(762)	(856)	4,378	5,725

Net equity transactions	(13,369,966)	(11,573,961)	(362,100)	458,827	5,980,758	3,231,425	(22,818,736)	(25,148,088)

Net change in contract owners’ equity	(3,474,892)	21,294,026	47,998	1,612,542	11,895,373	19,012,200	(18,311,311)	34,652,086
Contract owners’ equity beginning of period	127,673,167	106,379,141	4,820,743	3,208,201	67,465,993	48,453,793	207,294,431	172,642,345

Contract owners’ equity end of period	$124,198,275	127,673,167	4,868,741	4,820,743	79,361,366	67,465,993	188,983,120	207,294,431

CHANGES IN UNITS:
Beginning units	9,742,636	10,753,793	320,482	284,923	5,423,937	5,175,853	14,421,413	16,471,475
Units purchased	1,831,749	2,135,881	89,499	172,007	2,004,424	1,853,462	204,661	235,016
Units redeemed	(2,850,546)	(3,147,038)	(113,220)	(136,448)	(1,544,386)	(1,605,378)	(1,820,266)	(2,285,078)

Ending units	8,723,839	9,742,636	296,761	320,482	5,883,975	5,423,937	12,805,808	14,421,413

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVMMG2		NVMMV1		NVMMV2		SCGF
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(1,993,029)	(2,060,024)	283	41	(247,610)	(882,704)	(90,191)	(86,942)
Realized gain (loss) on investments	9,981,324	12,582,195	95	1	15,922,544	15,813,550	397,717	344,030
Change in unrealized gain (loss) on investments	(21,267,597)	19,591,119	(2,307)	258	(41,514,698)	53,762,384	(1,220,129)	1,727,694
Reinvested capital gains	15,526,527	9,235,792	5,073	162	69,321,363	12,969,050	929,035	375,867

Net increase (decrease) in contract owners’ equity resulting from operations	2,247,225	39,349,082	3,144	462	43,481,599	81,662,280	16,432	2,360,649

Equity transactions:
Purchase payments received from contract owners (note 3)	6,728,047	4,899,027	17,686	3,500	10,953,714	6,893,216	79,943	264,629
Transfers between funds	(1,662,315)	(10,747,040)	(142)	(53)	(1,926,074)	(8,193,614)	(658,374)	(707,959)
Redemptions (note 3)	(18,957,242)	(16,135,056)	(753)	-	(37,747,280)	(35,672,300)	(605,661)	(869,566)
Annuity benefits	(4,020)	(3,565)	-	-	(5,208)	(3,682)	(2,713)	(2,479)
Contract maintenance charges (note 2)	(535,624)	(526,312)	(29)	-	(580,842)	(562,248)	(2,450)	(2,582)
Contingent deferred sales charges (note 2)	(49,257)	(70,606)	-	-	(55,200)	(76,477)	(393)	(2,556)
Adjustments to maintain reserves	(1,160)	(1,218)	(3)	(4)	(1,285)	(874)	(79)	(138)

Net equity transactions	(14,481,571)	(22,584,770)	16,759	3,443	(29,362,175)	(37,615,979)	(1,189,727)	(1,320,651)

Net change in contract owners’ equity	(12,234,346)	16,764,312	19,903	3,905	14,119,424	44,046,301	(1,173,295)	1,039,998
Contract owners’ equity beginning of period	135,720,139	118,955,827	3,905	-	301,049,158	257,002,857	7,648,776	6,608,778

Contract owners’ equity end of period	$123,485,793	135,720,139	23,808	3,905	315,168,582	301,049,158	6,475,481	7,648,776

CHANGES IN UNITS:
Beginning units	9,737,422	11,668,408	329	-	20,097,001	22,970,709	729,385	896,886
Units purchased	2,118,108	1,635,440	1,475	334	3,029,806	2,542,787	75,686	162,307
Units redeemed	(3,201,572)	(3,566,426)	(85)	(5)	(4,900,581)	(5,416,495)	(196,966)	(329,808)

Ending units	8,653,958	9,737,422	1,719	329	18,226,226	20,097,001	608,105	729,385

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	SCGF2		SCVF		SCVF2		SCF
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(380,680)	(327,584)	(300,717)	(192,896)	(425,147)	(270,565)	(911,542)	(934,389)
Realized gain (loss) on investments	1,660,723	931,547	1,716,791	888,031	3,330,678	4,709,387	831,020	58,965
Change in unrealized gain (loss) on investments	(4,632,035)	5,304,918	(2,903,069)	11,375,974	(4,520,325)	5,126,121	(12,430,775)	26,470,463
Reinvested capital gains	3,531,895	1,202,349	3,389,801	-	3,304,920	-	11,848,900	-

Net increase (decrease) in contract owners’ equity resulting from operations	179,903	7,111,230	1,902,806	12,071,109	1,690,126	9,564,943	(662,397)	25,595,039

Equity transactions:
Purchase payments received from contract owners (note 3)	5,127,273	3,242,452	552,119	704,531	5,196,088	5,099,390	1,250,904	1,125,233
Transfers between funds	(1,203,713)	(1,181,868)	(3,222,267)	2,036,332	(2,632,436)	2,286,531	(1,936,271)	(1,533,820)
Redemptions (note 3)	(2,927,462)	(2,121,269)	(4,251,106)	(5,958,128)	(3,610,230)	(3,483,108)	(8,265,810)	(10,422,877)
Annuity benefits	(1,732)	(1,545)	(14,284)	(10,224)	(342)	(337)	(19,184)	(18,147)
Contract maintenance charges (note 2)	(67,219)	(53,206)	(13,278)	(14,615)	(68,916)	(63,558)	(30,661)	(33,859)
Contingent deferred sales charges (note 2)	(35,769)	(12,073)	(3,420)	(7,111)	(17,332)	(12,600)	(3,674)	(7,787)
Adjustments to maintain reserves	(658)	(663)	6,706	1,482	(835)	(534)	888	703

Net equity transactions	890,720	(128,172)	(6,945,530)	(3,247,733)	(1,134,003)	3,825,784	(9,003,808)	(10,890,554)

Net change in contract owners’ equity	1,070,623	6,983,058	(5,042,724)	8,823,376	556,123	13,390,727	(9,666,205)	14,704,485
Contract owners’ equity beginning of period	24,475,921	17,492,863	41,133,820	32,310,444	36,927,100	23,536,373	85,359,518	70,655,033

Contract owners’ equity end of period	$25,546,544	24,475,921	36,091,096	41,133,820	37,483,223	36,927,100	75,693,313	85,359,518

CHANGES IN UNITS:
Beginning units	1,124,666	1,133,372	1,227,066	1,335,920	1,171,234	1,031,471	1,570,642	1,793,384
Units purchased	464,558	482,851	42,695	192,481	321,255	644,489	48,217	55,137
Units redeemed	(430,098)	(491,557)	(249,645)	(301,335)	(359,256)	(504,726)	(199,891)	(277,879)

Ending units	1,159,126	1,124,666	1,020,116	1,227,066	1,133,233	1,171,234	1,418,968	1,570,642

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	SCF2		MSBF		NVSTB2		NVOLG1
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(711,537)	(648,748)	3,479,438	3,501,054	(607,872)	(344,783)	(2,325,507)	(1,985,008)
Realized gain (loss) on investments	3,106,957	4,214,308	1,814,311	2,941,631	249,795	205,999	16,804,023	13,659,202
Change in unrealized gain (loss) on investments	(10,393,530)	12,116,439	(1,262,611)	(11,224,554)	(925,509)	(1,169,640)	(26,781,572)	93,705,547
Reinvested capital gains	7,491,305	-	-	-	-	74,607	38,518,486	-

Net increase (decrease) in contract owners’ equity resulting from operations	(506,805)	15,681,999	4,031,138	(4,781,869)	(1,283,586)	(1,233,817)	26,215,430	105,379,741

Equity transactions:
Purchase payments received from contract owners (note 3)	3,606,625	3,524,388	24,659,174	22,803,618	27,370,322	22,069,512	4,005,353	4,512,072
Transfers between funds	(2,137,776)	(4,736,453)	15,233,436	14,072,143	1,628,765	9,496,112	(5,617,021)	(9,092,842)
Redemptions (note 3)	(5,435,803)	(5,907,865)	(15,776,431)	(13,245,947)	(10,124,469)	(8,542,123)	(39,860,031)	(47,404,079)
Annuity benefits	(3,850)	(5,100)	(1,787)	(1,795)	(5,886)	(13,201)	(77,112)	(76,151)
Contract maintenance charges (note 2)	(107,093)	(98,695)	(1,477,239)	(1,138,439)	(642,588)	(412,572)	(144,274)	(155,154)
Contingent deferred sales charges (note 2)	(17,853)	(28,736)	(128,232)	(73,459)	(87,865)	(52,678)	(14,075)	(31,297)
Adjustments to maintain reserves	(790)	(482)	(1,098)	(791)	(861)	(898)	(2,138)	11,639

Net equity transactions	(4,096,540)	(7,252,943)	22,507,823	22,415,330	18,137,418	22,544,152	(41,709,298)	(52,235,812)

Net change in contract owners’ equity	(4,603,345)	8,429,056	26,538,961	17,633,461	16,853,832	21,310,335	(15,493,868)	53,143,929
Contract owners’ equity beginning of period	51,660,307	43,231,251	187,285,523	169,652,062	99,512,892	78,202,557	382,065,391	328,921,462

Contract owners’ equity end of period	$47,056,962	51,660,307	213,824,484	187,285,523	116,366,724	99,512,892	366,571,523	382,065,391

CHANGES IN UNITS:
Beginning units	1,735,362	2,003,112	12,261,303	10,834,509	9,506,940	7,363,429	18,014,768	20,923,729
Units purchased	259,224	377,098	4,241,112	4,174,434	5,338,208	5,027,590	359,893	398,115
Units redeemed	(399,857)	(644,848)	(2,816,212)	(2,747,640)	(3,604,940)	(2,884,079)	(2,274,274)	(3,307,076)

Ending units	1,594,729	1,735,362	13,686,203	12,261,303	11,240,208	9,506,940	16,100,387	18,014,768

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVOLG2		NVTIV3		EIF		EIF2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(2,547,385)	(2,386,287)	4,905,290	490,340	6,097	(184)	(494,719)	(2,455,142)
Realized gain (loss) on investments	14,993,348	11,098,516	5,645,407	6,615,865	1,841	44	12,844,815	11,034,670
Change in unrealized gain (loss) on investments	(21,289,559)	60,547,793	(43,065,341)	32,625,894	21,292	14,682	24,612	34,795,596
Reinvested capital gains	24,782,941	-	9,146,967	2,321,659	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	15,939,345	69,260,022	(23,367,677)	42,053,758	29,230	14,542	12,374,708	43,375,124

Equity transactions:
Purchase payments received from contract owners (note 3)	10,752,349	7,184,728	13,858,851	13,820,987	225,997	112,532	18,648,696	16,945,188
Transfers between funds	(9,545,302)	(11,701,855)	6,174,457	(19,077,264)	(3,804)	68,385	(8,202,758)	(473,094)
Redemptions (note 3)	(35,480,041)	(36,535,415)	(29,938,877)	(23,979,032)	(2,772)	(433)	(18,312,671)	(15,355,045)
Annuity benefits	(57,672)	(50,121)	(5,257)	(4,823)	-	-	(3,307)	(3,133)
Contract maintenance charges (note 2)	(268,036)	(248,796)	(1,719,605)	(1,627,060)	(190)	-	(934,082)	(810,502)
Contingent deferred sales charges (note 2)	(68,279)	(99,271)	(114,983)	(148,592)	-	-	(82,958)	(78,201)
Adjustments to maintain reserves	(408)	(1,660)	(906)	(843)	(17)	12	(1,440)	(1,204)

Net equity transactions	(34,667,389)	(41,452,390)	(11,746,320)	(31,016,627)	219,214	180,496	(8,888,520)	224,009

Net change in contract owners’ equity	(18,728,044)	27,807,632	(35,113,997)	11,037,131	248,444	195,038	3,486,188	43,599,133
Contract owners’ equity beginning of period	252,307,783	224,500,151	255,256,537	244,219,406	195,038	-	176,799,586	133,200,453

Contract owners’ equity end of period	$233,579,739	252,307,783	220,142,540	255,256,537	443,482	195,038	180,285,774	176,799,586

CHANGES IN UNITS:
Beginning units	12,147,466	14,521,525	15,771,695	17,866,204	16,278	-	7,694,919	7,739,216
Units purchased	1,606,264	1,472,739	3,403,697	3,282,504	18,324	16,317	1,835,589	2,261,456
Units redeemed	(3,247,003)	(3,846,798)	(4,163,270)	(5,377,013)	(552)	(39)	(2,224,509)	(2,305,753)

Ending units	10,506,727	12,147,466	15,012,122	15,771,695	34,050	16,278	7,305,999	7,694,919

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVRE1		NVRE2		NVLM2		NVLCA2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$1,002,812	40,710	1,412,053	(187,379)	8,358	109	712	-
Realized gain (loss) on investments	2,098,057	4,314,416	2,420,995	4,501,549	(121)	1	5	-
Change in unrealized gain (loss) on investments	(3,729,891)	(7,343,843)	(6,702,925)	(8,917,361)	(27,928)	1,281	(5,739)	-
Reinvested capital gains	15,325,475	4,251,930	23,870,535	5,319,244	8,575	124	4,183	-

Net increase (decrease) in contract owners’ equity resulting from operations	14,696,453	1,263,213	21,000,658	716,053	(11,116)	1,515	(839)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	730,790	810,235	14,792,773	13,614,803	1,409,568	22,000	152,284	-
Transfers between funds	2,500,423	(4,082,111)	14,931,736	(766,798)	10,548	-	(10)	-
Redemptions (note 3)	(5,487,710)	(7,391,599)	(10,597,628)	(10,410,138)	(30,843)	-	-	-
Annuity benefits	(1,843)	(1,715)	(4,934)	(4,591)	-	-	-	-
Contract maintenance charges (note 2)	(20,479)	(23,168)	(6,547)	(7,079)	(223)	-	-	-
Contingent deferred sales charges (note 2)	(4,880)	(9,107)	(43,458)	(38,214)	-	-	-	-
Adjustments to maintain reserves	(134)	(56)	(916)	(760)	(1)	(5)	(4)	-

Net equity transactions	(2,283,833)	(10,697,521)	19,071,026	2,387,223	1,389,049	21,995	152,270	-

Net change in contract owners’ equity	12,412,620	(9,434,308)	40,071,684	3,103,276	1,377,933	23,510	151,431	-
Contract owners’ equity beginning of period	55,252,607	64,686,915	72,740,800	69,637,524	23,510	-	-	-

Contract owners’ equity end of period	$67,665,227	55,252,607	112,812,484	72,740,800	1,401,443	23,510	151,431	-

CHANGES IN UNITS:
Beginning units	4,873,879	5,802,593	6,586,101	6,374,471	2,099	-	-	-
Units purchased	535,958	303,386	3,844,681	2,730,415	132,347	2,099	13,189	-
Units redeemed	(716,558)	(1,232,100)	(2,344,679)	(2,518,785)	(8,767)	-	(1)	-

Ending units	4,693,279	4,873,879	8,086,103	6,586,101	125,679	2,099	13,188	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NCPG2		NCPGI2		IDPG2		IDPGI2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$11,102,387	2,323,260	5,056,389	1,088,418	1,049,403	1,347,511	1,140,070	772,647
Realized gain (loss) on investments	27,375	-	192,726	-	42,133	-	21,402	112
Change in unrealized gain (loss) on investments	(29,199,488)	7,081,125	(11,466,719)	2,327,503	(3,364,025)	4,086,980	(883,744)	2,007,421
Reinvested capital gains	11,774,061	1,772,943	6,212,963	797,309	1,172,681	133,058	530,349	214,369

Net increase (decrease) in contract owners’ equity resulting from operations	(6,295,665)	11,177,328	(4,641)	4,213,230	(1,099,808)	5,567,549	808,077	2,994,549

Equity transactions:
Purchase payments received from contract owners (note 3)	533,541,896	203,266,604	278,241,363	94,468,194	342,412,038	116,906,207	191,025,168	69,884,199
Transfers between funds	16,112,135	8,336,632	4,321,762	1,888,064	8,154,088	2,014,734	1,793,255	35,583
Redemptions (note 3)	(6,981,824)	(340,228)	(4,671,697)	(222,209)	(4,245,087)	(141,852)	(3,174,292)	(325,416)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(3,049,706)	(8,500)	(1,291,676)	(3,332)	(1,694,242)	(2,646)	(901,961)	(134)
Contingent deferred sales charges (note 2)	(157,510)	(5,064)	(172,707)	(4,179)	(54,806)	(1,908)	(55,125)	(5,597)
Adjustments to maintain reserves	(373)	(77)	(378)	(89)	(423)	(61)	(309)	(58)

Net equity transactions	539,464,618	211,249,367	276,426,667	96,126,449	344,571,568	118,774,474	188,686,736	69,588,577

Net change in contract owners’ equity	533,168,953	222,426,695	276,422,026	100,339,679	343,471,760	124,342,023	189,494,813	72,583,126
Contract owners’ equity beginning of period	222,426,695	-	100,339,679	-	124,342,023	-	72,583,126	-

Contract owners’ equity end of period	$755,595,648	222,426,695	376,761,705	100,339,679	467,813,783	124,342,023	262,077,939	72,583,126

CHANGES IN UNITS:
Beginning units	20,316,134	-	9,283,008	-	11,584,365	-	6,817,671	-
Units purchased	51,679,005	20,492,498	27,408,413	9,382,465	33,126,922	11,641,549	18,417,004	6,934,103
Units redeemed	(2,602,683)	(176,364)	(2,074,811)	(99,457)	(1,213,247)	(57,184)	(841,475)	(116,432)

Ending units	69,392,456	20,316,134	34,616,610	9,283,008	43,498,040	11,584,365	24,393,200	6,817,671

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVSIX2		GVEX2		NOTB4		NOTG4
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(58,144)	58,956	1,050,353	482,024	(45,055)	(13,103)	(48,254)	(3,924)
Realized gain (loss) on investments	134,960	38,927	652,450	4,632	43,476	15,344	122,620	4,373
Change in unrealized gain (loss) on investments	(40,905)	619,805	8,828,854	2,577,644	(30,205)	109,985	(178,567)	300,359
Reinvested capital gains	820,710	-	-	-	71,892	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	856,621	717,688	10,531,657	3,064,300	40,108	112,226	(104,201)	300,808

Equity transactions:
Purchase payments received from contract owners (note 3)	12,254,561	6,135,626	91,568,835	30,585,994	6,005,026	5,452,418	4,088,039	4,260,262
Transfers between funds	2,420,070	2,381,476	26,194,743	10,376,117	283,255	(83,566)	(1,107,094)	19,314
Redemptions (note 3)	(564,126)	(161,162)	(3,250,380)	(312,974)	(338,897)	(418,616)	(56,086)	(42,904)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(24,898)	(1,741)	(77,421)	(11,486)	(260)	(7)	(58)	(3)
Contingent deferred sales charges (note 2)	(3,227)	(97)	(12,990)	(21)	(1,005)	(18,381)	(1,929)	-
Adjustments to maintain reserves	(377)	(75)	(605)	(155)	(97)	(44)	(95)	8

Net equity transactions	14,082,003	8,354,027	114,422,182	40,637,475	5,948,022	4,931,804	2,922,777	4,236,677

Net change in contract owners’ equity	14,938,624	9,071,715	124,953,839	43,701,775	5,988,130	5,044,030	2,818,576	4,537,485
Contract owners’ equity beginning of period	9,071,715	-	43,701,775	-	5,328,079	284,049	4,688,876	151,391

Contract owners’ equity end of period	$24,010,339	9,071,715	168,655,614	43,701,775	11,316,209	5,328,079	7,507,452	4,688,876

CHANGES IN UNITS:
Beginning units	723,265	-	3,743,803	-	496,927	28,003	402,119	14,748
Units purchased	1,461,556	814,374	10,966,174	3,996,319	628,398	542,655	369,990	391,628
Units redeemed	(322,974)	(91,109)	(1,712,543)	(252,516)	(79,549)	(73,731)	(121,704)	(4,257)

Ending units	1,861,847	723,265	12,997,434	3,743,803	1,045,776	496,927	650,405	402,119

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NOTMG4		PMVFHA		PMVRA		ALVBWB
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(14,573)	(4,354)	531	-	301	467	8,552	7,446
Realized gain (loss) on investments	32,703	8,130	171	-	(45)	(114)	9,346	2,549
Change in unrealized gain (loss) on investments	(89,239)	97,246	2,925	-	235	(1,168)	(52,209)	39,020
Reinvested capital gains	84,687	-	727	-	-	237	66,573	-

Net increase (decrease) in contract owners’ equity resulting from operations	13,578	101,022	4,354	-	491	(578)	32,262	49,015

Equity transactions:
Purchase payments received from contract owners (note 3)	7,556,517	2,059,702	111,602	-	18,972	31,338	16,000	226,213
Transfers between funds	94,305	10,973	(2,181)	-	1,117	(15)	69,840	(17,061)
Redemptions (note 3)	(299,202)	(103,923)	-	-	-	-	(32,743)	(3,056)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(51)	(2)	-	-	(61)	-	(3,306)	(1,273)
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(89)	(1)	(2)	-	2	(5)	(5)	(5)

Net equity transactions	7,351,480	1,966,749	109,419	-	20,030	31,318	49,786	204,818

Net change in contract owners’ equity	7,365,058	2,067,771	113,773	-	20,521	30,740	82,048	253,833
Contract owners’ equity beginning of period	2,144,830	77,059	-	-	30,740	-	441,698	187,865

Contract owners’ equity end of period	$9,509,888	2,144,830	113,773	-	51,261	30,740	523,746	441,698

CHANGES IN UNITS:
Beginning units	189,573	7,494	-	-	3,432	-	36,960	18,205
Units purchased	680,899	191,904	10,731	-	2,165	3,925	8,125	20,746
Units redeemed	(34,977)	(9,825)	(204)	-	(18)	(493)	(4,004)	(1,991)

Ending units	835,495	189,573	10,527	-	5,579	3,432	41,081	36,960

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	ALVGIB		ALVSVA		ALVSVB		ACVB
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(24,347)	(22,168)	704	(29)	(1,063,094)	(889,537)	70,906	87,569
Realized gain (loss) on investments	436,185	(190,779)	42	(39)	5,807,090	3,921,331	468,769	415,270
Change in unrealized gain (loss) on investments	51,012	2,071,226	(9,220)	10,870	(8,651,614)	15,160,210	(787,619)	3,973,488
Reinvested capital gains	-	-	26,832	1,144	10,650,624	4,214,868	3,115,320	693,126

Net increase (decrease) in contract owners’ equity resulting from operations	462,850	1,858,279	18,358	11,946	6,743,006	22,406,872	2,867,376	5,169,453

Equity transactions:
Purchase payments received from contract owners (note 3)	178,662	295,406	57,622	103,810	17,291,547	15,243,980	354,166	500,195
Transfers between funds	(344,155)	(261,058)	2,982	61,350	(11,543,765)	(1,698,711)	1,428,359	589,431
Redemptions (note 3)	(1,109,320)	(991,460)	(8,338)	-	(7,301,825)	(5,269,269)	(3,839,468)	(4,969,209)
Annuity benefits	-	-	-	-	-	-	(30,219)	(28,009)
Contract maintenance charges (note 2)	(413)	(495)	(269)	-	(475,075)	(421,878)	(15,426)	(16,876)
Contingent deferred sales charges (note 2)	-	(478)	-	-	(68,258)	(37,431)	(1,451)	(1,050)
Adjustments to maintain reserves	8	(238)	(12)	(6)	(798)	(1,161)	903	934

Net equity transactions	(1,275,218)	(958,323)	51,985	165,154	(2,098,174)	7,815,530	(2,103,136)	(3,924,584)

Net change in contract owners’ equity	(812,368)	899,956	70,343	177,100	4,644,832	30,222,402	764,240	1,244,869
Contract owners’ equity beginning of period	7,094,461	6,194,505	177,100	-	92,748,360	62,525,958	35,825,836	34,580,967

Contract owners’ equity end of period	$6,282,093	7,094,461	247,443	177,100	97,393,192	92,748,360	36,590,076	35,825,836

CHANGES IN UNITS:
Beginning units	317,866	367,311	14,380	-	2,947,714	2,682,273	1,136,387	1,270,811
Units purchased	14,934	31,701	4,954	14,511	884,011	1,205,136	79,996	111,643
Units redeemed	(71,031)	(81,146)	(858)	(131)	(951,742)	(939,695)	(145,085)	(246,067)

Ending units	261,769	317,866	18,476	14,380	2,879,983	2,947,714	1,071,298	1,136,387

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	ACVCA		ACVIG		ACVIG2		ACVIP2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(1,015)	(1,023)	117,343	140,102	22,696	26,874	(584,565)	258,712
Realized gain (loss) on investments	7,088	7,064	620,790	329,490	284,117	(76,345)	1,340,052	1,368,550
Change in unrealized gain (loss) on investments	(16,505)	9,931	989,160	4,046,987	227,389	1,388,392	(2,708,443)	(39,040,641)
Reinvested capital gains	15,414	2,877	-	-	-	-	6,383,418	9,696,989

Net increase (decrease) in contract owners’ equity resulting from operations	4,982	18,849	1,727,293	4,516,579	534,202	1,338,921	4,430,462	(27,716,390)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	(8)	175,265	203,172	135,138	3,596	17,379,001	30,189,624
Transfers between funds	-	44	623,352	744,090	54,483	170,274	259,175	(9,809,471)
Redemptions (note 3)	-	(22)	(2,237,177)	(2,470,989)	(617,587)	(634,758)	(21,015,513)	(23,426,692)
Annuity benefits	(15,516)	(15,628)	(5,920)	(5,134)	-	-	(3,776)	(7,565)
Contract maintenance charges (note 2)	-	(14)	(7,187)	(7,753)	(512)	(620)	(1,701,202)	(1,494,189)
Contingent deferred sales charges (note 2)	-	-	(1,238)	(1,990)	(36)	(70)	(124,683)	(129,754)
Adjustments to maintain reserves	3,888	5,862	(183)	(93)	(220)	(35)	(1,374)	(54)

Net equity transactions	(11,628)	(9,766)	(1,453,088)	(1,538,697)	(428,734)	(461,613)	(5,208,372)	(4,678,101)

Net change in contract owners’ equity	(6,646)	9,083	274,205	2,977,882	105,468	877,308	(777,910)	(32,394,491)
Contract owners’ equity beginning of period	80,912	71,829	17,018,955	14,041,073	5,200,052	4,322,744	247,763,128	280,157,619

Contract owners’ equity end of period	$74,266	80,912	17,293,160	17,018,955	5,305,520	5,200,052	246,985,218	247,763,128

CHANGES IN UNITS:
Beginning units	-	-	970,158	1,072,863	242,506	266,974	18,608,330	18,958,776
Units purchased	-	10	138,794	191,999	31,286	34,519	4,153,465	5,712,368
Units redeemed	-	(10)	(220,692)	(294,704)	(50,225)	(58,987)	(4,560,408)	(6,062,814)

Ending units	-	-	888,260	970,158	223,567	242,506	18,201,387	18,608,330

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	ACVI		ACVI3		ACVMV1		ACVMV2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$331	52	-	-	(11,857)	(9,522)	(594,613)	(444,685)
Realized gain (loss) on investments	1,752	183	-	11	739,918	421,820	5,188,252	5,624,579
Change in unrealized gain (loss) on investments	(2,588)	1,816	-	(5)	(28,506)	1,616,082	3,995,236	15,750,274
Reinvested capital gains	-	-	-	-	634,745	120,903	6,764,754	1,331,582

Net increase (decrease) in contract owners’ equity resulting from operations	(505)	2,051	-	6	1,334,300	2,149,283	15,353,629	22,261,750

Equity transactions:
Purchase payments received from contract owners (note 3)	(164)	-	-	-	462,672	409,404	16,209,707	13,280,203
Transfers between funds	-	-	-	-	581,122	1,075,889	7,005,804	(6,752,828)
Redemptions (note 3)	2	(742)	-	-	(1,883,377)	(1,196,747)	(8,796,585)	(6,462,741)
Annuity benefits	(1,702)	(1,661)	-	(99)	(883)	(773)	-	(36)
Contract maintenance charges (note 2)	-	-	-	-	(2,867)	(2,805)	(592,008)	(520,431)
Contingent deferred sales charges (note 2)	-	-	-	-	(904)	(3,055)	(40,932)	(39,952)
Adjustments to maintain reserves	(306)	(63)	-	1	(94)	(80)	(1,017)	(919)

Net equity transactions	(2,170)	(2,466)	-	(98)	(844,331)	281,833	13,784,969	(496,704)

Net change in contract owners’ equity	(2,675)	(415)	-	(92)	489,969	2,431,116	29,138,598	21,765,046
Contract owners’ equity beginning of period	11,371	11,786	-	92	9,711,416	7,280,300	102,297,713	80,532,667

Contract owners’ equity end of period	$8,696	11,371	-	-	10,201,385	9,711,416	131,436,311	102,297,713

CHANGES IN UNITS:
Beginning units	-	-	-	-	559,245	537,946	5,082,599	5,121,977
Units purchased	-	-	-	-	154,190	172,541	2,053,139	1,375,988
Units redeemed	-	-	-	-	(195,874)	(151,242)	(1,414,267)	(1,415,366)

Ending units	-	-	-	-	517,561	559,245	5,721,471	5,082,599

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	DVMCSS		DVSCS		DCAP		DCAPS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(43,202)	-	(879,396)	(455,022)	166,620	217,701	83,524	211,272
Realized gain (loss) on investments	54,708	-	11,249,251	7,695,353	2,835,927	878,967	5,362,527	6,331,715
Change in unrealized gain (loss) on investments	309,209	-	(13,083,954)	23,308,750	(1,827,365)	5,195,130	(1,568,533)	13,225,345
Reinvested capital gains	-	-	5,742,544	1,313,691	914,974	86,023	3,126,470	272,433

Net increase (decrease) in contract owners’ equity resulting from operations	320,715	-	3,028,445	31,862,772	2,090,156	6,377,821	7,003,988	20,040,765

Equity transactions:
Purchase payments received from contract owners (note 3)	4,935,227	-	1,711,397	5,864,022	489,516	593,485	10,291,966	14,269,608
Transfers between funds	4,442,858	-	(10,315,032)	(930,240)	(2,548,851)	(1,905,508)	(10,783,834)	(11,025,994)
Redemptions (note 3)	(101,384)	-	(11,819,634)	(9,898,214)	(3,726,030)	(4,816,237)	(7,707,865)	(6,733,803)
Annuity benefits	-	-	(395)	(374)	(8,557)	(8,270)	-	-
Contract maintenance charges (note 2)	(6,342)	-	(300,078)	(297,173)	(11,833)	(13,688)	(721,189)	(674,402)
Contingent deferred sales charges (note 2)	(944)	-	(27,660)	(34,740)	(3,130)	(3,041)	(70,219)	(31,029)
Adjustments to maintain reserves	(53)	-	(1,109)	(1,247)	2,585	2,390	(729)	(989)

Net equity transactions	9,269,362	-	(20,752,511)	(5,297,966)	(5,806,300)	(6,150,869)	(8,991,870)	(4,196,609)

Net change in contract owners’ equity	9,590,077	-	(17,724,066)	26,564,806	(3,716,144)	226,952	(1,987,882)	15,844,156
Contract owners’ equity beginning of period	-	-	110,565,145	84,000,339	35,942,632	35,715,680	121,280,253	105,436,097

Contract owners’ equity end of period	$9,590,077	-	92,841,079	110,565,145	32,226,488	35,942,632	119,292,371	121,280,253

CHANGES IN UNITS:
Beginning units	-	-	3,719,928	3,907,331	1,661,858	1,973,392	5,967,733	6,144,933
Units purchased	1,123,106	-	448,167	1,069,491	83,876	179,692	991,703	1,482,408
Units redeemed	(240,389)	-	(1,136,719)	(1,256,894)	(349,160)	(491,226)	(1,413,776)	(1,659,608)

Ending units	882,717	-	3,031,376	3,719,928	1,396,574	1,661,858	5,545,660	5,967,733

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	DVDLS		DGI		FCA2S		FQB
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(16,784)	(18,296)	(84,407)	(61,279)	4,067	(10,214)	212,935	318,139
Realized gain (loss) on investments	118,393	430,368	664,851	438,477	(5,565)	53,204	134,018	388,099
Change in unrealized gain (loss) on investments	(107,115)	87,478	673,704	3,869,004	(262,613)	108,268	(126,430)	(749,372)
Reinvested capital gains	-	-	-	-	236,475	27,994	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(5,506)	499,550	1,254,148	4,246,202	(27,636)	179,252	220,523	(43,134)

Equity transactions:
Purchase payments received from contract owners (note 3)	2,825	2,890	207,967	236,576	5,117	9,745	125,241	187,641
Transfers between funds	(52,843)	(22,165)	18,453	(150,916)	(11,043)	(30,509)	217,217	(572,859)
Redemptions (note 3)	(116,664)	(338,827)	(1,733,006)	(1,859,833)	(302,651)	(185,953)	(1,375,455)	(1,546,348)
Annuity benefits	(152)	(157)	(911)	(1,534)	-	-	-	-
Contract maintenance charges (note 2)	(194)	(206)	(7,750)	(8,148)	(117)	(162)	(2,875)	(3,422)
Contingent deferred sales charges (note 2)	(106)	(30)	(889)	(366)	3	(151)	(844)	(1,907)
Adjustments to maintain reserves	(75)	(74)	328	11	(52)	(100)	(107)	(85)

Net equity transactions	(167,209)	(358,569)	(1,515,808)	(1,784,210)	(308,743)	(207,130)	(1,036,823)	(1,936,980)

Net change in contract owners’ equity	(172,715)	140,981	(261,660)	2,461,992	(336,379)	(27,878)	(816,300)	(1,980,114)
Contract owners’ equity beginning of period	1,329,715	1,188,734	15,492,412	13,030,420	1,294,213	1,322,091	9,376,584	11,356,698

Contract owners’ equity end of period	$1,157,000	1,329,715	15,230,752	15,492,412	957,834	1,294,213	8,560,284	9,376,584

CHANGES IN UNITS:
Beginning units	66,935	86,233	758,596	861,337	77,503	90,443	613,836	741,288
Units purchased	6,113	53,820	35,845	32,254	3,245	5,763	46,597	69,730
Units redeemed	(14,564)	(73,118)	(107,625)	(134,995)	(21,879)	(18,703)	(113,203)	(197,182)

Ending units	58,484	66,935	686,816	758,596	58,869	77,503	547,230	613,836

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FQBS		FEIP		FVSS2		FHIP
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$617,080	875,529	5,041,477	3,847,321	(59,002)	(74,591)	1,794,177	2,004,561
Realized gain (loss) on investments	359,465	62,056	119,422	(2,254,315)	878,937	773,237	(425,549)	(547,533)
Change in unrealized gain (loss) on investments	(356,885)	(1,211,431)	15,130,490	57,857,545	(408,453)	1,544,660	(1,330,242)	658,671
Reinvested capital gains	-	-	4,867,846	22,745,866	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	619,660	(273,846)	25,159,235	82,196,417	411,482	2,243,306	38,386	2,115,699

Equity transactions:
Purchase payments received from contract owners (note 3)	490,284	328,694	3,320,647	4,271,495	25,305	38,372	2,253	33,816
Transfers between funds	(283,335)	(904,350)	(5,786,436)	(5,514,330)	(171,943)	(562,305)	(640,450)	(936,511)
Redemptions (note 3)	(4,602,828)	(5,925,040)	(38,100,655)	(45,847,088)	(1,399,950)	(1,824,675)	(4,669,247)	(6,024,579)
Annuity benefits	-	-	(73,254)	(76,361)	(3,955)	(3,525)	(10,568)	(9,033)
Contract maintenance charges (note 2)	(12,458)	(12,792)	(145,164)	(160,651)	(999)	(1,250)	(19,756)	(23,334)
Contingent deferred sales charges (note 2)	(2,868)	(9,027)	(7,687)	(13,883)	(1,784)	(1,351)	(318)	(1,197)
Adjustments to maintain reserves	(298)	(506)	7,123	5,956	(212)	(259)	(383)	1,111

Net equity transactions	(4,411,503)	(6,523,021)	(40,785,426)	(47,334,862)	(1,553,538)	(2,354,993)	(5,338,469)	(6,959,727)

Net change in contract owners’ equity	(3,791,843)	(6,796,867)	(15,626,191)	34,861,555	(1,142,056)	(111,687)	(5,300,083)	(4,844,028)
Contract owners’ equity beginning of period	30,823,735	37,620,602	364,514,104	329,652,549	8,925,450	9,037,137	45,584,448	50,428,476

Contract owners’ equity end of period	$27,031,892	30,823,735	348,887,913	364,514,104	7,783,394	8,925,450	40,284,365	45,584,448

CHANGES IN UNITS:
Beginning units	2,269,504	2,755,559	6,152,207	7,055,782	297,744	387,864	1,392,887	1,611,234
Units purchased	238,334	331,164	84,052	137,216	13,980	44,570	-	16
Units redeemed	(560,014)	(817,219)	(747,477)	(1,040,791)	(64,665)	(134,690)	(155,627)	(218,363)

Ending units	1,947,824	2,269,504	5,488,782	6,152,207	247,059	297,744	1,237,260	1,392,887

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FAMP		FNRS2		FEI2		FF10S
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$153,155	273,565	(776,242)	(636,661)	3,118,295	1,924,963	11,486	12,199
Realized gain (loss) on investments	3,594,690	5,239,754	8,438,460	(2,581,669)	(1,698,048)	(1,547,963)	317,477	482,484
Change in unrealized gain (loss) on investments	(4,036,539)	12,382,327	(22,625,772)	18,748,603	11,917,661	32,068,824	(248,586)	94,721
Reinvested capital gains	6,322,744	324,301	1,015,944	520,533	3,739,666	15,353,797	92,025	70,641

Net increase (decrease) in contract owners’ equity resulting from operations	6,034,050	18,219,947	(13,947,610)	16,050,806	17,077,574	47,799,621	172,402	660,045

Equity transactions:
Purchase payments received from contract owners (note 3)	1,185,192	1,543,204	17,863,804	13,966,825	41,038,162	44,971,101	138,515	92,742
Transfers between funds	(2,209,099)	(1,431,150)	(1,082,301)	(7,545,991)	(9,951,603)	(5,603,499)	625,502	758,576
Redemptions (note 3)	(14,982,576)	(17,758,921)	(9,816,182)	(8,805,746)	(20,643,949)	(20,677,642)	(994,518)	(1,412,241)
Annuity benefits	(19,371)	(17,827)	(7,109)	(6,624)	(1,116)	(1,563)	(10,118)	(9,695)
Contract maintenance charges (note 2)	(67,573)	(74,894)	(10,613)	(11,504)	(1,034,466)	(862,994)	(1,889)	(1,993)
Contingent deferred sales charges (note 2)	(1,960)	(1,761)	(44,567)	(34,485)	(106,708)	(84,340)	(995)	(532)
Adjustments to maintain reserves	7,117	6,217	(864)	(1,233)	(8,856)	(770)	3,165	2,420

Net equity transactions	(16,088,270)	(17,735,132)	6,902,168	(2,438,758)	9,291,464	17,740,293	(240,338)	(570,723)

Net change in contract owners’ equity	(10,054,220)	484,815	(7,045,442)	13,612,048	26,369,038	65,539,914	(67,936)	89,322
Contract owners’ equity beginning of period	138,109,000	137,624,185	87,827,148	74,215,100	245,494,908	179,954,994	5,916,372	5,827,050

Contract owners’ equity end of period	$128,054,780	138,109,000	80,781,706	87,827,148	271,863,946	245,494,908	5,848,436	5,916,372

CHANGES IN UNITS:
Beginning units	3,367,004	3,849,011	4,493,171	4,666,971	11,637,287	10,692,821	425,084	468,537
Units purchased	33,950	60,121	2,191,090	1,355,157	2,782,753	3,775,229	92,818	93,442
Units redeemed	(410,721)	(542,128)	(1,861,959)	(1,528,957)	(2,322,379)	(2,830,763)	(109,649)	(136,895)

Ending units	2,990,233	3,367,004	4,822,302	4,493,171	12,097,661	11,637,287	408,253	425,084

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FF10S2		FF20S		FF20S2		FF30S
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(144,870)	124,612	34,580	43,071	(256,341)	332,206	15,578	38,208
Realized gain (loss) on investments	321,914	(59,045)	506,685	718,244	1,496,170	(1,809,383)	734,852	472,940
Change in unrealized gain (loss) on investments	1,894,639	15,888,780	(357,966)	526,760	4,670,715	54,696,223	(580,778)	1,098,249
Reinvested capital gains	3,044,174	1,912,740	207,473	144,574	8,561,185	6,156,404	209,801	134,233

Net increase (decrease) in contract owners’ equity resulting from operations	5,115,857	17,867,087	390,772	1,432,649	14,471,729	59,375,450	379,453	1,743,630

Equity transactions:
Purchase payments received from contract owners (note 3)	29,105,033	38,156,104	478,941	375,488	16,672,779	20,501,013	549,473	606,060
Transfers between funds	(1,538,237)	(901,093)	1,150,481	814,169	2,019,276	(2,741,188)	601,252	1,344,244
Redemptions (note 3)	(12,800,750)	(9,996,247)	(1,245,065)	(1,447,845)	(24,064,713)	(22,320,473)	(1,571,608)	(1,139,924)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,774,222)	(1,298,152)	(3,985)	(4,356)	(4,468,838)	(4,218,766)	(4,544)	(4,535)
Contingent deferred sales charges (note 2)	(124,998)	(83,331)	(1,342)	(1,745)	(231,945)	(237,641)	(8,223)	(11,020)
Adjustments to maintain reserves	(1,364)	(601)	(377)	(80)	(694)	(662)	197	(54)

Net equity transactions	12,865,462	25,876,680	378,653	(264,369)	(10,074,135)	(9,017,717)	(433,453)	794,771

Net change in contract owners’ equity	17,981,319	43,743,767	769,425	1,168,280	4,397,594	50,357,733	(54,000)	2,538,401
Contract owners’ equity beginning of period	185,634,738	141,890,971	11,258,198	10,089,918	477,920,517	427,562,784	10,777,551	8,239,150

Contract owners’ equity end of period	$203,616,057	185,634,738	12,027,623	11,258,198	482,318,111	477,920,517	10,723,551	10,777,551

CHANGES IN UNITS:
Beginning units	12,573,844	10,721,864	826,009	847,317	31,237,389	31,873,679	781,125	716,045
Units purchased	2,688,486	3,474,971	166,468	143,466	2,368,628	3,242,126	103,971	189,944
Units redeemed	(1,829,830)	(1,622,991)	(138,238)	(164,774)	(3,014,817)	(3,878,416)	(134,057)	(124,864)

Ending units	13,432,500	12,573,844	854,239	826,009	30,591,200	31,237,389	751,039	781,125

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FF30S2		FGP		FG2		FHIPR
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(58,494)	(12,097)	(4,403,524)	(3,617,643)	(2,894,608)	(1,795,100)	751,120	845,675
Realized gain (loss) on investments	1,936,077	(9,851)	20,903,511	16,880,624	8,688,489	7,418,902	324,100	397,562
Change in unrealized gain (loss) on investments	(1,476,834)	5,579,215	19,604,486	89,957,845	9,834,728	29,428,199	(1,049,973)	(269,515)
Reinvested capital gains	833,404	479,930	-	234,742	-	93,826	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,234,153	6,037,197	36,104,473	103,455,568	15,628,609	35,145,827	25,247	973,722

Equity transactions:
Purchase payments received from contract owners (note 3)	10,709,970	7,385,834	4,898,089	4,367,896	48,541,797	31,385,396	698,374	1,509,521
Transfers between funds	2,596,492	728,746	(1,094,404)	(4,977,738)	20,849,065	(1,133,201)	(791,762)	(4,856,417)
Redemptions (note 3)	(5,144,490)	(3,864,964)	(42,987,183)	(41,780,425)	(12,908,871)	(8,785,813)	(2,279,510)	(3,856,288)
Annuity benefits	-	-	(91,593)	(82,176)	(1,904)	(2,163)	(96)	(55)
Contract maintenance charges (note 2)	(5,388)	(5,512)	(194,058)	(204,116)	(688,957)	(548,244)	(4,683)	(5,677)
Contingent deferred sales charges (note 2)	(11,646)	(15,128)	(13,098)	(14,555)	(110,151)	(70,086)	(3,376)	(3,306)
Adjustments to maintain reserves	(1,074)	(346)	14,843	15,680	(2,252)	(493)	(88)	(127)

Net equity transactions	8,143,864	4,228,630	(39,467,404)	(42,675,434)	55,678,727	20,845,396	(2,381,141)	(7,212,349)

Net change in contract owners’ equity	9,378,017	10,265,827	(3,362,931)	60,780,134	71,307,336	55,991,223	(2,355,894)	(6,238,627)
Contract owners’ equity beginning of period	39,129,430	28,863,603	381,370,911	320,590,777	152,762,584	96,771,361	19,262,296	25,500,923

Contract owners’ equity end of period	$48,507,447	39,129,430	378,007,980	381,370,911	224,069,920	152,762,584	16,906,402	19,262,296

CHANGES IN UNITS:
Beginning units	2,483,236	2,196,243	5,049,679	5,741,037	7,005,335	5,923,542	1,373,290	1,901,222
Units purchased	1,119,058	936,162	152,625	123,530	4,599,359	2,942,233	205,754	418,063
Units redeemed	(602,883)	(649,169)	(644,590)	(814,888)	(2,171,433)	(1,860,440)	(371,938)	(945,995)

Ending units	2,999,411	2,483,236	4,557,714	5,049,679	9,433,261	7,005,335	1,207,106	1,373,290

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FIGBS		FIGBP2		FMCS		FMC2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$134,158	143,482	1,316,169	2,206,538	(299,041)	(224,793)	(4,339,087)	(3,388,834)
Realized gain (loss) on investments	(27,089)	311,119	4,395,413	2,312,824	1,531,739	1,721,464	4,516,306	562,368
Change in unrealized gain (loss) on investments	639,269	(1,420,795)	8,904,846	(23,548,354)	(677,421)	2,632,210	5,425,457	45,515,203
Reinvested capital gains	7,207	231,711	153,426	4,764,478	598,799	3,142,412	6,780,433	34,734,824

Net increase (decrease) in contract owners’ equity resulting from operations	753,545	(734,483)	14,769,854	(14,264,514)	1,154,076	7,271,293	12,383,109	77,423,561

Equity transactions:
Purchase payments received from contract owners (note 3)	387,557	487,930	18,952,419	21,546,244	571,939	635,865	26,861,232	26,102,367
Transfers between funds	709,185	(3,878,257)	1,740,367	13,696,336	(1,859,924)	(133,246)	(16,661,526)	(22,741,427)
Redemptions (note 3)	(2,678,263)	(4,152,031)	(47,690,559)	(44,040,912)	(2,875,161)	(3,573,408)	(27,220,933)	(27,498,451)
Annuity benefits	(4,533)	(4,636)	(17,794)	(18,961)	(2,220)	(5,070)	(21,989)	(19,454)
Contract maintenance charges (note 2)	(4,550)	(6,038)	(2,189,905)	(1,991,021)	(7,467)	(7,955)	(1,266,772)	(1,163,717)
Contingent deferred sales charges (note 2)	(2,679)	(5,412)	(145,199)	(230,062)	(3,747)	(8,372)	(130,345)	(195,944)
Adjustments to maintain reserves	(17)	(109)	(273)	(1,579)	(1,276)	(671)	1,290	(1,461)

Net equity transactions	(1,593,300)	(7,558,553)	(29,350,944)	(11,039,955)	(4,177,856)	(3,092,857)	(18,439,043)	(25,518,087)

Net change in contract owners’ equity	(839,755)	(8,293,036)	(14,581,090)	(25,304,469)	(3,023,780)	4,178,436	(6,055,934)	51,905,474
Contract owners’ equity beginning of period	18,233,593	26,526,629	372,291,547	397,596,016	26,935,465	22,757,029	293,230,437	241,324,963

Contract owners’ equity end of period	$17,393,838	18,233,593	357,710,457	372,291,547	23,911,685	26,935,465	287,174,503	293,230,437

CHANGES IN UNITS:
Beginning units	1,326,705	1,867,877	27,684,133	28,617,794	1,706,222	1,935,622	8,495,980	9,324,722
Units purchased	315,648	145,502	5,726,570	6,361,945	135,013	228,390	1,388,574	1,753,345
Units redeemed	(429,765)	(686,674)	(7,960,520)	(7,295,606)	(396,223)	(457,790)	(1,902,122)	(2,582,087)

Ending units	1,212,588	1,326,705	25,450,183	27,684,133	1,445,012	1,706,222	7,982,432	8,495,980

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FOP		FOPR		FO2		FO2R
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(27,690)	9,798	(6,109)	12,110	(7,398)	(9,938)	(329,488)	(203,721)
Realized gain (loss) on investments	2,553,746	1,844,280	(434,834)	(1,095,103)	(66,393)	75,796	3,627,784	(842,408)
Change in unrealized gain (loss) on investments	(7,554,606)	11,467,326	(2,047,133)	7,425,544	(126,687)	529,541	(11,707,956)	18,402,581
Reinvested capital gains	13,667	195,429	6,795	94,747	550	7,932	20,699	288,086

Net increase (decrease) in contract owners’ equity resulting from operations	(5,014,883)	13,516,833	(2,481,281)	6,437,298	(199,928)	603,331	(8,388,961)	17,644,538

Equity transactions:
Purchase payments received from contract owners (note 3)	15,337	1	1,106,785	907,612	-	-	10,825,799	11,205,599
Transfers between funds	(899,561)	(801,778)	121,444	443,489	(139,567)	(22,992)	2,183,179	(1,051,180)
Redemptions (note 3)	(5,602,863)	(6,320,706)	(3,117,603)	(4,283,297)	(328,744)	(662,095)	(7,633,049)	(5,743,712)
Annuity benefits	(6,585)	(6,057)	(927)	(1,827)	-	-	(1,233)	(1,234)
Contract maintenance charges (note 2)	(26,649)	(30,124)	(7,717)	(8,533)	(204)	(275)	(425,954)	(335,746)
Contingent deferred sales charges (note 2)	(193)	(371)	(2,888)	(6,429)	2	(14)	(43,369)	(31,357)
Adjustments to maintain reserves	1,347	(559)	(12,821)	191	(70)	(112)	(894)	(1,002)

Net equity transactions	(6,519,167)	(7,159,594)	(1,913,727)	(2,948,794)	(468,583)	(685,488)	4,904,479	4,041,368

Net change in contract owners’ equity	(11,534,050)	6,357,239	(4,395,008)	3,488,504	(668,511)	(82,157)	(3,484,482)	21,685,906
Contract owners’ equity beginning of period	57,272,926	50,915,687	27,649,983	24,161,479	2,314,397	2,396,554	83,401,843	61,715,937

Contract owners’ equity end of period	$45,738,876	57,272,926	23,254,975	27,649,983	1,645,886	2,314,397	79,917,361	83,401,843

CHANGES IN UNITS:
Beginning units	1,772,900	2,036,328	1,465,832	1,648,948	93,749	124,307	5,200,723	4,917,966
Units purchased	-	-	129,365	144,039	-	-	1,479,985	1,537,557
Units redeemed	(213,766)	(263,428)	(235,213)	(327,155)	(20,100)	(30,558)	(1,160,856)	(1,254,800)

Ending units	1,559,134	1,772,900	1,359,984	1,465,832	73,649	93,749	5,519,852	5,200,723

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FVSS		FTVIS2		FTVRD2		FTVSV2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(31,465)	(36,950)	8,003,223	8,356,587	(98,146)	28,565	(1,243,645)	(355,558)
Realized gain (loss) on investments	887,739	778,015	(738,782)	(1,623,460)	3,696,692	3,959,188	17,660,227	19,504,837
Change in unrealized gain (loss) on investments	(561,414)	1,001,419	(2,616,701)	13,439,321	(1,107,981)	9,488,589	(27,654,527)	20,652,094
Reinvested capital gains	-	-	-	-	1,026,205	-	10,023,416	2,458,140

Net increase (decrease) in contract owners’ equity resulting from operations	294,860	1,742,484	4,647,740	20,172,448	3,516,770	13,476,342	(1,214,529)	42,259,513

Equity transactions:
Purchase payments received from contract owners (note 3)	100,289	168,696	70,453,663	43,014,849	541,683	508,033	1,234,681	4,417,776
Transfers between funds	(606,515)	(181,276)	13,708,683	9,081,410	(1,838,263)	(33,217)	(4,256,225)	(17,800,623)
Redemptions (note 3)	(1,232,388)	(1,147,137)	(24,144,199)	(20,407,945)	(7,409,919)	(10,765,495)	(19,286,400)	(18,197,494)
Annuity benefits	-	-	(1,767)	(6,565)	(5,961)	(5,522)	(4,963)	(4,282)
Contract maintenance charges (note 2)	(2,190)	(2,454)	(16,330)	(15,061)	(4,115)	(5,052)	(513,092)	(519,676)
Contingent deferred sales charges (note 2)	(1,456)	(3,560)	(102,723)	(53,791)	(2,680)	(6,035)	(53,724)	(71,941)
Adjustments to maintain reserves	406	(75)	(825)	(821)	(551)	(509)	(1,276)	(876)

Net equity transactions	(1,741,854)	(1,165,806)	59,896,502	31,612,076	(8,719,806)	(10,307,797)	(22,880,999)	(32,177,116)

Net change in contract owners’ equity	(1,446,994)	576,678	64,544,242	51,784,524	(5,203,036)	3,168,545	(24,095,528)	10,082,397
Contract owners’ equity beginning of period	7,155,947	6,579,269	202,525,205	150,740,681	56,364,583	53,196,038	150,811,539	140,729,142

Contract owners’ equity end of period	$5,708,953	7,155,947	267,069,447	202,525,205	51,161,547	56,364,583	126,716,011	150,811,539

CHANGES IN UNITS:
Beginning units	334,669	396,128	13,882,728	11,580,755	2,397,373	2,898,040	4,717,626	5,909,169
Units purchased	16,390	54,071	7,351,718	5,035,208	99,971	360,329	597,800	699,170
Units redeemed	(97,567)	(115,530)	(3,397,474)	(2,733,235)	(466,004)	(860,996)	(1,323,621)	(1,890,713)

Ending units	253,492	334,669	17,836,972	13,882,728	2,031,340	2,397,373	3,991,805	4,717,626

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FTVMD2		FTVDM2		TIF2		FTVGI2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$8,170	969	92,274	-	567,788	31,587	5,103,951	(65)
Realized gain (loss) on investments	(436)	(207)	20,521	-	44,986	103,162	(46,237)	(106)
Change in unrealized gain (loss) on investments	(20,471)	8,192	(1,079,351)	-	(9,446,782)	534,540	(5,484,541)	9,430
Reinvested capital gains	31,568	5,292	-	-	-	-	-	164

Net increase (decrease) in contract owners’ equity resulting from operations	18,831	14,246	(966,556)	-	(8,834,008)	669,289	(426,827)	9,423

Equity transactions:
Purchase payments received from contract owners (note 3)	233,514	166,063	150,648	-	436,911	(6)	17,485,329	379,972
Transfers between funds	(2,628)	123,146	16,824,104	-	66,528,542	(130,278)	128,017,596	-
Redemptions (note 3)	(9,234)	-	(1,865,741)	-	(7,387,831)	(369,034)	(8,471,176)	(1,277)
Annuity benefits	-	-	-	-	(1,618)	(400)	(10,969)	-
Contract maintenance charges (note 2)	(588)	-	(1,205)	-	(109,859)	(195)	(6,039)	-
Contingent deferred sales charges (note 2)	-	-	(2,749)	-	(12,175)	(150)	(21,076)	-
Adjustments to maintain reserves	(11)	(2)	(215)	-	3,762	(36)	9,700	8

Net equity transactions	221,053	289,207	15,104,842	-	59,457,732	(500,099)	137,003,365	378,703

Net change in contract owners’ equity	239,884	303,453	14,138,286	-	50,623,724	169,190	136,576,538	388,126
Contract owners’ equity beginning of period	303,453	-	-	-	3,573,728	3,404,538	388,126	-

Contract owners’ equity end of period	$543,337	303,453	14,138,286	-	54,197,452	3,573,728	136,964,664	388,126

CHANGES IN UNITS:
Beginning units	26,408	-	-	-	142,773	165,137	39,602	-
Units purchased	19,990	26,672	1,894,801	-	2,951,570	1,804	15,571,855	39,733
Units redeemed	(1,446)	(264)	(380,353)	-	(589,453)	(24,168)	(1,592,270)	(131)

Ending units	44,952	26,408	1,514,448	-	2,504,890	142,773	14,019,187	39,602

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FTVFA2		FTVSI2		FTVHI2		GVSSCS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$786,529	3,987,758	8,893	(21)	6,861	(134)	37	46
Realized gain (loss) on investments	263,612	201,432	(3)	-	1,767	26	(14)	16
Change in unrealized gain (loss) on investments	(861,280)	(2,897,581)	(15,235)	335	(10,971)	2,988	(1,751)	46
Reinvested capital gains	62,958	6,816,750	3,193	-	-	-	2,729	1,099

Net increase (decrease) in contract owners’ equity resulting from operations	251,819	8,108,359	(3,152)	314	(2,343)	2,880	1,001	1,207

Equity transactions:
Purchase payments received from contract owners (note 3)	33,849,819	21,856,011	229,336	12,583	80,664	97,666	6,462	9,083
Transfers between funds	(1,297,350)	7,411,486	38,869	-	412,509	-	3,119	(289)
Redemptions (note 3)	(4,231,736)	(3,686,645)	(747)	-	(3,332)	(860)	-	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(2,870)	(2,211)	-	-	-	-	(70)	-
Contingent deferred sales charges (note 2)	(15,383)	(11,882)	-	-	-	-	-	-
Adjustments to maintain reserves	(524)	(519)	(4)	3	(1)	-	12	(6)

Net equity transactions	28,301,956	25,566,240	267,454	12,586	489,840	96,806	9,523	8,788

Net change in contract owners’ equity	28,553,775	33,674,599	264,302	12,900	487,497	99,686	10,524	9,995
Contract owners’ equity beginning of period	61,795,172	28,120,573	12,900	-	99,686	-	9,995	-

Contract owners’ equity end of period	$90,348,947	61,795,172	277,202	12,900	587,183	99,686	20,519	9,995

CHANGES IN UNITS:
Beginning units	5,051,846	2,790,624	1,291	-	9,757	-	804	-
Units purchased	3,356,088	2,776,529	26,266	1,291	86,857	9,842	791	829
Units redeemed	(1,092,124)	(515,307)	(179)	-	(38,921)	(85)	(42)	(25)

Ending units	7,315,810	5,051,846	27,378	1,291	57,693	9,757	1,553	804

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	AMTB		AMTG		AMINS		AMTP
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$37,405	918,392	(200)	(194)	(113)	-	(94)	(39)
Realized gain (loss) on investments	(2,156,361)	(2,722,505)	837	655	(10)	-	387	541
Change in unrealized gain (loss) on investments	893,115	399,762	92	3,018	2	-	818	2,873
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,225,841)	(1,404,351)	729	3,479	(121)	-	1,111	3,375

Equity transactions:
Purchase payments received from contract owners (note 3)	942,993	1,445,122	49	(6)	(6,503)	-	(8)	(2,889)
Transfers between funds	(8,536,398)	14,598,026	46	18	50,833	-	2	(26)
Redemptions (note 3)	(21,555,981)	(20,248,111)	-	(313)	(1,088)	-	11	2,928
Annuity benefits	(9,815)	(12,847)	(3,106)	(2,819)	-	-	(848)	(1,661)
Contract maintenance charges (note 2)	(598,661)	(611,475)	(95)	(13)	44	-	(5)	(13)
Contingent deferred sales charges (note 2)	(52,220)	(63,931)	-	-	-	-	-	-
Adjustments to maintain reserves	(3,410)	(3,169)	1,896	1,870	(5)	-	64	16

Net equity transactions	(29,813,492)	(4,896,385)	(1,210)	(1,263)	43,281	-	(784)	(1,645)

Net change in contract owners’ equity	(31,039,333)	(6,300,736)	(481)	2,216	43,160	-	327	1,730
Contract owners’ equity beginning of period	150,926,038	157,226,774	15,430	13,214	-	-	13,905	12,175

Contract owners’ equity end of period	$119,886,705	150,926,038	14,949	15,430	43,160	-	14,232	13,905

CHANGES IN UNITS:
Beginning units	13,156,674	13,542,864	-	5	-	-	-	-
Units purchased	1,682,668	3,262,085	-	18	3,239	-	-	1
Units redeemed	(4,511,909)	(3,648,275)	-	(23)	31	-	-	(1)

Ending units	10,327,433	13,156,674	-	-	3,270	-	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	AMFAS		AMSRS		OVIGS		OVMS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(56,631)	(59,238)	(282,873)	(204,922)	(42,282)	-	250,313	374,421
Realized gain (loss) on investments	613,293	389,000	2,382,359	419,750	(8,920)	-	(652,213)	(1,456,616)
Change in unrealized gain (loss) on investments	(878,023)	1,043,786	55,126	7,916,551	(546,890)	-	2,703,540	5,197,517
Reinvested capital gains	316,299	-	-	-	28,680	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(5,062)	1,373,548	2,154,612	8,131,379	(569,412)	-	2,301,640	4,115,322

Equity transactions:
Purchase payments received from contract owners (note 3)	94,063	39,501	93,439	565,609	6,962,021	-	500,074	448,262
Transfers between funds	(202,313)	283,451	(1,062,078)	658,242	3,757,414	-	(369,591)	(770,561)
Redemptions (note 3)	(519,680)	(765,033)	(4,762,067)	(3,873,876)	(160,458)	-	(4,441,931)	(5,095,119)
Annuity benefits	-	-	(20,609)	(18,164)	-	-	(11,545)	(12,233)
Contract maintenance charges (note 2)	(1,191)	(1,207)	(7,695)	(8,426)	(6,278)	-	(16,792)	(19,572)
Contingent deferred sales charges (note 2)	(2,601)	(661)	(11,576)	(5,027)	(842)	-	(399)	(1,041)
Adjustments to maintain reserves	(187)	(182)	(479)	(469)	(104)	-	259	4

Net equity transactions	(631,909)	(444,131)	(5,771,065)	(2,682,111)	10,551,753	-	(4,339,925)	(5,450,260)

Net change in contract owners’ equity	(636,971)	929,417	(3,616,453)	5,449,268	9,982,341	-	(2,038,285)	(1,334,938)
Contract owners’ equity beginning of period	4,331,082	3,401,665	29,457,021	24,007,753	-	-	36,152,948	37,487,886

Contract owners’ equity end of period	$3,694,111	4,331,082	25,840,568	29,457,021	9,982,341	-	34,114,663	36,152,948

CHANGES IN UNITS:
Beginning units	223,324	252,460	1,294,218	1,432,779	-	-	1,239,133	1,434,115
Units purchased	67,741	125,860	84,357	270,030	1,171,028	-	21,084	15,359
Units redeemed	(104,703)	(154,996)	(336,602)	(408,591)	(63,284)	-	(163,164)	(210,341)

Ending units	186,362	223,324	1,041,973	1,294,218	1,107,744	-	1,097,053	1,239,133

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	OVB		OVGS		OVGSS		OVIG
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$1,071,290	1,130,529	(130,023)	39,735	(189,477)	(18,765)	4,524	(640)
Realized gain (loss) on investments	(1,542,568)	(2,033,826)	9,121,368	8,447,794	1,363,370	546,995	1,046	208
Change in unrealized gain (loss) on investments	2,037,038	468,560	(14,693,530)	16,605,739	(4,819,236)	1,123,759	(76,504)	33,322
Reinvested capital gains	-	-	7,482,645	-	4,465,888	-	14,398	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,565,760	(434,737)	1,780,460	25,093,268	820,545	1,651,989	(56,536)	32,890

Equity transactions:
Purchase payments received from contract owners (note 3)	445,545	656,325	1,387,983	389,646	11,983,939	-	373,177	465,829
Transfers between funds	245,031	(857,536)	51,744,732	(2,057,171)	87,111,956	(454,320)	11,464	(906)
Redemptions (note 3)	(3,655,465)	(4,656,869)	(15,059,185)	(12,148,490)	(6,138,128)	(1,295,187)	(12,832)	(1,289)
Annuity benefits	(6,914)	(6,932)	(29,254)	(19,732)	(12,032)	-	-	-
Contract maintenance charges (note 2)	(11,832)	(14,082)	(48,684)	(43,234)	(4,416)	(655)	(265)	-
Contingent deferred sales charges (note 2)	(1,296)	(625)	(3,448)	(1,977)	(19,741)	(593)	-	-
Adjustments to maintain reserves	3,599	3,256	(35,356)	3,232	10,730	(145)	(12)	1

Net equity transactions	(2,981,332)	(4,876,463)	37,956,788	(13,877,726)	92,932,308	(1,750,900)	371,532	463,635

Net change in contract owners’ equity	(1,415,572)	(5,311,200)	39,737,248	11,215,542	93,752,853	(98,911)	314,996	496,525
Contract owners’ equity beginning of period	27,848,723	33,159,923	115,916,867	104,701,325	7,307,348	7,406,259	496,525	-

Contract owners’ equity end of period	$26,433,151	27,848,723	155,654,115	115,916,867	101,060,201	7,307,348	811,521	496,525

CHANGES IN UNITS:
Beginning units	1,470,230	1,736,330	2,148,688	2,405,799	244,473	310,391	43,039	-
Units purchased	81,580	58,882	1,051,792	36,490	3,666,135	-	34,953	43,240
Units redeemed	(237,318)	(324,982)	(355,089)	(293,601)	(446,130)	(65,918)	(1,799)	(201)

Ending units	1,314,492	1,470,230	2,845,391	2,148,688	3,464,478	244,473	76,193	43,039

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	OVGI		OVGIS		OVSC		OVSCS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(63,177)	(26,089)	(2,244,992)	(1,694,918)	(31,543)	(29,474)	(749,312)	(556,010)
Realized gain (loss) on investments	293,555	201,204	15,958,612	7,866,915	1,082,513	616,393	9,451,915	7,773,894
Change in unrealized gain (loss) on investments	692,655	2,912,043	(43,059)	50,051,316	(1,450,421)	1,385,306	(11,650,160)	12,337,397
Reinvested capital gains	254,435	-	4,553,688	-	1,171,536	76,446	11,048,196	763,971

Net increase (decrease) in contract owners’ equity resulting from operations	1,177,468	3,087,158	18,224,249	56,223,313	772,085	2,048,671	8,100,639	20,319,252

Equity transactions:
Purchase payments received from contract owners (note 3)	544,358	385,560	12,954,557	12,635,581	337,540	274,385	13,614,598	10,025,517
Transfers between funds	953,399	(422,047)	(15,747,416)	(10,228,965)	324,042	1,966,027	4,314,450	(3,499,064)
Redemptions (note 3)	(1,454,675)	(1,750,116)	(34,086,063)	(28,266,990)	(1,043,831)	(819,113)	(7,012,842)	(5,822,366)
Annuity benefits	(3,725)	(4,519)	(5,095)	(4,680)	(669)	(584)	(9,211)	(8,218)
Contract maintenance charges (note 2)	(6,897)	(6,714)	(1,036,731)	(959,944)	(1,961)	(1,694)	(286,029)	(223,889)
Contingent deferred sales charges (note 2)	(1,713)	(3,878)	(98,297)	(140,340)	(2,019)	(1,874)	(37,426)	(33,935)
Adjustments to maintain reserves	(10,330)	890	(1,290)	(838)	(86)	(62)	(791)	(985)

Net equity transactions	20,417	(1,800,824)	(38,020,335)	(26,966,176)	(386,984)	1,417,085	10,582,749	437,060

Net change in contract owners’ equity	1,197,885	1,286,334	(19,796,086)	29,257,137	385,101	3,465,756	18,683,388	20,756,312
Contract owners’ equity beginning of period	12,654,925	11,368,591	234,167,256	204,910,119	7,883,220	4,417,464	74,077,281	53,320,969

Contract owners’ equity end of period	$13,852,810	12,654,925	214,371,170	234,167,256	8,268,321	7,883,220	92,760,669	74,077,281

CHANGES IN UNITS:
Beginning units	921,054	1,074,623	11,093,728	12,583,850	510,359	397,625	2,350,049	2,334,765
Units purchased	137,715	52,860	1,896,143	1,740,740	240,583	294,552	1,177,642	898,722
Units redeemed	(132,983)	(206,429)	(3,685,737)	(3,230,862)	(266,632)	(181,818)	(841,371)	(883,438)

Ending units	925,786	921,054	9,304,134	11,093,728	484,310	510,359	2,686,320	2,350,049

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	OVAG		OVSB		OVSBS		PMVAAD
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(131,790)	(131,097)	43,588	36,699	235,799	272,710	1,754,677	1,361,027
Realized gain (loss) on investments	1,226,176	870,218	(14,474)	(2,532)	(64,183)	19,930	(243,935)	36,266
Change in unrealized gain (loss) on investments	(743,028)	2,228,268	(9,212)	(51,785)	(66,706)	(463,141)	(2,318,907)	(2,189,066)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	351,358	2,967,389	19,902	(17,618)	104,910	(170,501)	(808,165)	(791,773)

Equity transactions:
Purchase payments received from contract owners (note 3)	189,953	239,015	22,619	22,273	836,894	1,016,954	11,450,371	27,345,112
Transfers between funds	(1,015,881)	(96,098)	182,256	642,735	56,748	1,934,701	(4,490,894)	3,969,072
Redemptions (note 3)	(1,407,784)	(1,354,459)	(146,874)	(83,539)	(1,430,636)	(2,053,190)	(3,712,342)	(2,718,530)
Annuity benefits	(115)	(102)	-	-	(118)	(131)	-	-
Contract maintenance charges (note 2)	(5,717)	(6,408)	(265)	(307)	(707)	(872)	(1,669)	(1,263)
Contingent deferred sales charges (note 2)	(400)	(3,585)	-	(13)	(1,590)	(3,101)	(28,652)	(2,359)
Adjustments to maintain reserves	(92)	(142)	(49)	(40)	(255)	(1,431)	(424)	(347)

Net equity transactions	(2,240,036)	(1,221,779)	57,687	581,109	(539,664)	892,930	3,216,390	28,591,685

Net change in contract owners’ equity	(1,888,678)	1,745,610	77,589	563,491	(434,754)	722,429	2,408,225	27,799,912
Contract owners’ equity beginning of period	11,348,579	9,602,969	1,253,971	690,480	9,602,688	8,880,259	47,681,453	19,881,541

Contract owners’ equity end of period	$9,459,901	11,348,579	1,331,560	1,253,971	9,167,934	9,602,688	50,089,678	47,681,453

CHANGES IN UNITS:
Beginning units	1,372,859	1,559,411	125,275	67,987	963,727	874,911	4,567,870	1,874,670
Units purchased	147,517	204,239	46,785	89,206	248,229	491,400	1,481,909	3,777,064
Units redeemed	(424,338)	(390,791)	(40,967)	(31,918)	(300,476)	(402,584)	(1,189,911)	(1,083,864)

Ending units	1,096,038	1,372,859	131,093	125,275	911,480	963,727	4,859,868	4,567,870

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	PMVFAD		PMVLAD		PMVTRD		PMVRSD
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$123,986	70,821	(2,092,829)	(786,917)	1,623,953	1,404,219	(47)	(22)
Realized gain (loss) on investments	(689,073)	(49,614)	452,161	1,325,524	(185,097)	(94,393)	50	-
Change in unrealized gain (loss) on investments	577,148	(2,429,682)	(1,715,394)	(6,906,910)	5,790,508	(12,688,696)	(23,381)	(535)
Reinvested capital gains	65,496	298,344	-	-	-	2,338,141	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	77,557	(2,110,131)	(3,356,062)	(6,368,303)	7,229,364	(9,040,729)	(23,378)	(557)

Equity transactions:
Purchase payments received from contract owners (note 3)	2,702,222	7,485,407	58,131,374	77,144,724	46,968,008	96,190,206	83,335	19,156
Transfers between funds	(8,604,318)	3,453,715	(335,022)	12,931,673	(8,333,930)	7,588,200	1,178	127
Redemptions (note 3)	(1,815,231)	(1,905,504)	(32,000,080)	(33,412,498)	(15,241,287)	(17,770,988)	-	-
Annuity benefits	-	-	(1,970)	(2,071)	-	-	-	-
Contract maintenance charges (note 2)	(1,651)	(2,266)	(2,830,857)	(2,204,993)	(1,710,823)	(1,113,814)	-	-
Contingent deferred sales charges (note 2)	(15,365)	(7,470)	(146,538)	(183,891)	(107,473)	(112,359)	-	-
Adjustments to maintain reserves	(341)	(726)	(11,543)	6,334	(20,309)	10,716	(3)	(4)

Net equity transactions	(7,734,684)	9,023,156	22,805,364	54,279,278	21,554,186	84,791,961	84,510	19,279

Net change in contract owners’ equity	(7,657,127)	6,913,025	19,449,302	47,910,975	28,783,550	75,751,232	61,132	18,722
Contract owners’ equity beginning of period	29,755,599	22,842,574	384,943,683	337,032,708	269,467,393	193,716,161	18,722	-

Contract owners’ equity end of period	$22,098,472	29,755,599	404,392,985	384,943,683	298,250,943	269,467,393	79,854	18,722

CHANGES IN UNITS:
Beginning units	2,492,506	1,763,524	33,423,782	28,772,761	25,952,951	17,987,204	2,094	-
Units purchased	378,358	1,389,538	10,750,114	14,413,009	7,367,057	14,384,724	9,003	2,094
Units redeemed	(986,353)	(660,556)	(8,802,946)	(9,761,988)	(5,299,053)	(6,418,977)	(77)	-

Ending units	1,884,511	2,492,506	35,370,950	33,423,782	28,020,955	25,952,951	11,020	2,094

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	PMVEBD		PMVHYD		PVGIB		PVTIGB
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$71,316	160	10,216	-	(4,207)	5,934	(1,739)	(14)
Realized gain (loss) on investments	(37,417)	-	2,309	-	234,451	131,094	(14,098)	(38,353)
Change in unrealized gain (loss) on investments	(434,150)	(126)	(1,009)	-	(2,759)	656,925	(8,853)	111,925
Reinvested capital gains	93,809	64	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(306,442)	98	11,516	-	227,485	793,953	(24,690)	73,558

Equity transactions:
Purchase payments received from contract owners (note 3)	2,318,658	7,294	483,128	-	738	4,740	-	-
Transfers between funds	3,005,542	47	(417,622)	-	(64,931)	16,603	-	-
Redemptions (note 3)	(225,833)	-	(4,437)	-	(492,688)	(644,781)	(48,900)	(69,467)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(52)	-	-	-	(400)	(428)	(28)	(37)
Contingent deferred sales charges (note 2)	(7,869)	-	-	-	(212)	(289)	-	-
Adjustments to maintain reserves	(729)	(6)	(35)	-	(128)	(153)	(79)	(41)

Net equity transactions	5,089,717	7,335	61,034	-	(557,621)	(624,308)	(49,007)	(69,545)

Net change in contract owners’ equity	4,783,275	7,433	72,550	-	(330,136)	169,645	(73,697)	4,013
Contract owners’ equity beginning of period	7,433	-	-	-	2,814,117	2,644,472	336,690	332,677

Contract owners’ equity end of period	$4,790,708	7,433	72,550	-	2,483,981	2,814,117	262,993	336,690

CHANGES IN UNITS:
Beginning units	807	-	-	-	149,244	187,620	17,177	21,475
Units purchased	641,160	807	86,698	-	5,687	15,706	-	-
Units redeemed	(116,123)	-	(79,713)	-	(33,969)	(54,082)	(2,526)	(4,298)

Ending units	525,844	807	6,985	-	120,962	149,244	14,651	17,177

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	PVTVB		ACEG2		VYDS		ROCSC
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(13,854)	(11,706)	(97,183)	(72,729)	(1,869)	(2,904)	(424)	569
Realized gain (loss) on investments	167,838	76,497	817,744	123,839	10,447	5,366	1,001	36
Change in unrealized gain (loss) on investments	(29,688)	627,591	(371,157)	1,799,146	33,063	120,946	(25,979)	3,323
Reinvested capital gains	45,811	-	-	-	-	-	40,764	3,462

Net increase (decrease) in contract owners’ equity resulting from operations	170,107	692,382	349,404	1,850,256	41,641	123,408	15,362	7,390

Equity transactions:
Purchase payments received from contract owners (note 3)	181	9,028	79,593	35,321	4,912	-	277,355	61,667
Transfers between funds	150,572	(111,603)	(550,404)	1,159,204	(6,318)	-	(2,304)	(373)
Redemptions (note 3)	(256,208)	(359,069)	(945,169)	(1,093,030)	(28,824)	(27,135)	(5,912)	-
Annuity benefits	-	-	(195)	(621)	-	-	-	-
Contract maintenance charges (note 2)	(298)	(311)	(1,642)	(1,573)	(93)	(91)	(209)	-
Contingent deferred sales charges (note 2)	(56)	(160)	(1,166)	(2,862)	-	(98)	-	-
Adjustments to maintain reserves	(62)	(121)	(242)	571	(21)	(8)	(15)	(1)

Net equity transactions	(105,871)	(462,236)	(1,419,225)	97,010	(30,344)	(27,332)	268,915	61,293

Net change in contract owners’ equity	64,236	230,146	(1,069,821)	1,947,266	11,297	96,076	284,277	68,683
Contract owners’ equity beginning of period	2,129,944	1,899,798	7,225,864	5,278,598	486,302	390,226	68,683	-

Contract owners’ equity end of period	$2,194,180	2,129,944	6,156,043	7,225,864	497,599	486,302	352,960	68,683

CHANGES IN UNITS:
Beginning units	100,705	127,985	544,932	548,055	25,251	26,781	5,442	-
Units purchased	27,371	16,706	165,593	143,876	262	-	22,707	5,479
Units redeemed	(31,597)	(43,986)	(275,027)	(146,999)	(1,757)	(1,530)	(958)	(37)

Ending units	96,479	100,705	435,498	544,932	23,756	25,251	27,191	5,442

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	RVARS		TRHS2		VWHAS		VWBF
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(140,188)	(14,955)	(2,609,825)	(1,439,588)	(551,330)	(278,791)	440,865	137,771
Realized gain (loss) on investments	55,220	(756)	13,148,772	3,635,705	1,362,544	270,389	(478,344)	(138,444)
Change in unrealized gain (loss) on investments	568,126	21,134	17,828,289	28,286,049	(8,381,140)	1,462,731	(757,670)	(1,489,019)
Reinvested capital gains	-	-	15,911,115	5,531,671	-	305,242	953,451	2,543

Net increase (decrease) in contract owners’ equity resulting from operations	483,158	5,423	44,278,351	36,013,837	(7,569,926)	1,759,571	158,302	(1,487,149)

Equity transactions:
Purchase payments received from contract owners (note 3)	5,977,812	2,651,033	40,898,936	28,389,930	8,132,373	9,327,333	87,743	174,014
Transfers between funds	5,029,872	685,525	11,515,638	29,269,555	1,354,420	7,259,888	(347,872)	(529,487)
Redemptions (note 3)	(549,979)	(40,304)	(13,142,149)	(9,286,012)	(2,827,930)	(1,709,950)	(1,105,514)	(1,783,625)
Annuity benefits	-	-	-	-	-	-	(3,631)	(3,849)
Contract maintenance charges (note 2)	(612)	(7)	(14,836)	(11,211)	(2,367)	(1,605)	(4,574)	(5,670)
Contingent deferred sales charges (note 2)	(3,397)	(160)	(53,759)	(25,341)	(17,512)	(6,243)	(25)	(28)
Adjustments to maintain reserves	(194)	(45)	(2,244)	(908)	(623)	457,361	1,009	1,038

Net equity transactions	10,453,502	3,296,042	39,201,586	48,336,013	6,638,361	15,326,784	(1,372,864)	(2,147,607)

Net change in contract owners’ equity	10,936,660	3,301,465	83,479,937	84,349,850	(931,565)	17,086,355	(1,214,562)	(3,634,756)
Contract owners’ equity beginning of period	3,301,465	-	140,496,406	56,146,556	30,449,440	13,363,085	11,600,485	15,235,241

Contract owners’ equity end of period	$14,238,125	3,301,465	223,976,343	140,496,406	29,517,875	30,449,440	10,385,923	11,600,485

CHANGES IN UNITS:
Beginning units	333,972	-	6,412,668	3,798,987	2,913,519	1,388,083	489,626	576,088
Units purchased	1,386,820	377,031	4,551,786	4,826,489	2,752,399	2,387,468	78,040	20,525
Units redeemed	(324,064)	(43,059)	(3,037,008)	(2,212,808)	(2,107,579)	(862,032)	(132,138)	(106,987)

Ending units	1,396,728	333,972	7,927,446	6,412,668	3,558,339	2,913,519	435,528	489,626

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	VWEM		VWHA		WRPMAV		WRPMCV
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(212,088)	84,888	(647,815)	(384,800)	65,599	(1,118)	3,116	(685)
Realized gain (loss) on investments	495,716	(343,736)	255,261	(879,531)	18,922	14,551	837	1,258
Change in unrealized gain (loss) on investments	(3,916,514)	3,193,745	(8,642,585)	4,800,793	(186,432)	57,432	(16,159)	24,443
Reinvested capital gains	3,221,490	-	-	1,195,978	305,249	1,468	35,438	463

Net increase (decrease) in contract owners’ equity resulting from operations	(411,396)	2,934,897	(9,035,139)	4,732,440	203,338	72,333	23,232	25,479

Equity transactions:
Purchase payments received from contract owners (note 3)	182,158	328,359	1,654	(152)	5,180,882	1,669,992	393,057	777,723
Transfers between funds	(1,194,747)	(1,443,358)	(3,239,599)	(10,853,129)	151,254	49,301	634	-
Redemptions (note 3)	(2,683,916)	(3,862,895)	(5,142,569)	(6,554,211)	(165,892)	(1,456)	(7,412)	(703)
Annuity benefits	(8,757)	(9,788)	(5,587)	(13,663)	-	-	-	-
Contract maintenance charges (note 2)	(9,470)	(11,302)	(14,401)	(16,910)	(14,916)	-	(6,612)	-
Contingent deferred sales charges (note 2)	(1,367)	(2,012)	(22,093)	(16,583)	-	-	-	-
Adjustments to maintain reserves	171	1,372	243	12,516	(20)	-	(16)	5

Net equity transactions	(3,715,928)	(4,999,624)	(8,422,352)	(17,442,132)	5,151,308	1,717,837	379,651	777,025

Net change in contract owners’ equity	(4,127,324)	(2,064,727)	(17,457,491)	(12,709,692)	5,354,646	1,790,170	402,883	802,504
Contract owners’ equity beginning of period	28,349,410	30,414,137	52,347,458	65,057,150	1,790,170	-	802,504	-

Contract owners’ equity end of period	$24,222,086	28,349,410	34,889,967	52,347,458	7,144,816	1,790,170	1,205,387	802,504

CHANGES IN UNITS:
Beginning units	1,077,764	1,277,864	2,044,581	2,974,012	165,259	-	75,534	-
Units purchased	65,113	139,841	55,952	52,532	489,375	165,396	36,344	75,601
Units redeemed	(205,549)	(339,941)	(440,804)	(981,963)	(17,115)	(137)	(1,308)	(67)

Ending units	937,328	1,077,764	1,659,729	2,044,581	637,519	165,259	110,570	75,534

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	WRPMMV		WRASP		WRHIP		WRMCG
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$13,847	(2,108)	(2,906,518)	(640,731)	3,283,385	1,410,468	(746,740)	(313,722)
Realized gain (loss) on investments	15,893	5,107	2,907,294	1,000,531	797,564	1,143,472	432,323	189,369
Change in unrealized gain (loss) on investments	(36,009)	84,668	(48,329,041)	35,507,719	(4,957,742)	1,522,802	686,121	4,311,574
Reinvested capital gains	126,331	970	30,873,775	-	723,263	-	2,685,829	542,846

Net increase (decrease) in contract owners’ equity resulting from operations	120,062	88,637	(17,454,490)	35,867,519	(153,530)	4,076,742	3,057,533	4,730,067

Equity transactions:
Purchase payments received from contract owners (note 3)	2,706,999	2,302,659	81,953,649	70,117,066	27,723,356	21,482,956	19,349,542	17,397,890
Transfers between funds	(58,085)	-	(8,710,411)	8,231,868	(10,227,347)	36,135,455	1,867,409	7,175,611
Redemptions (note 3)	(148,035)	(1,408)	(17,710,990)	(12,724,857)	(6,842,424)	(4,736,412)	(2,639,675)	(1,124,400)
Annuity benefits	-	-	(1,153)	(1,079)	-	-	-	-
Contract maintenance charges (note 2)	(18,473)	-	(9,821)	(9,164)	(4,201)	(3,027)	(138,990)	(61,933)
Contingent deferred sales charges (note 2)	-	-	(97,348)	(49,168)	(28,916)	(3,713)	(17,200)	(4,046)
Adjustments to maintain reserves	(3)	1	(199)	(870)	(636)	(468)	(532)	(431)

Net equity transactions	2,482,403	2,301,252	55,423,727	65,563,796	10,619,832	52,874,791	18,420,554	23,382,691

Net change in contract owners’ equity	2,602,465	2,389,889	37,969,237	101,431,315	10,466,302	56,951,533	21,478,087	28,112,758
Contract owners’ equity beginning of period	2,389,889	-	223,564,150	122,132,835	82,246,215	25,294,682	35,566,853	7,454,095

Contract owners’ equity end of period	$4,992,354	2,389,889	261,533,387	223,564,150	92,712,517	82,246,215	57,044,940	35,566,853

CHANGES IN UNITS:
Beginning units	222,311	-	13,405,643	9,003,602	7,007,963	2,344,079	2,767,879	741,676
Units purchased	251,203	222,444	6,409,700	6,583,066	6,369,257	7,882,923	2,058,847	2,508,341
Units redeemed	(24,008)	(133)	(2,950,689)	(2,181,025)	(5,486,926)	(3,219,039)	(641,264)	(482,138)

Ending units	449,506	222,311	16,864,654	13,405,643	7,890,294	7,007,963	4,185,462	2,767,879

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	WRPAP		WRPCP		WRPMP		WRPMAP
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(30)	-	20,736	30,297	189,825	175,012	319,229	332,469
Realized gain (loss) on investments	(8)	-	17,696	32,472	137,922	72,060	202,093	78,099
Change in unrealized gain (loss) on investments	325	-	(132,541)	170,923	(1,336,423)	3,443,686	(1,934,557)	5,984,011
Reinvested capital gains	210	-	185,753	121,860	2,141,346	876,064	3,495,394	1,781,710

Net increase (decrease) in contract owners’ equity resulting from operations	497	-	91,644	355,552	1,132,670	4,566,822	2,082,159	8,176,289

Equity transactions:
Purchase payments received from contract owners (note 3)	40,747	-	160,967	893,776	1,894,014	8,430,434	4,106,864	12,816,387
Transfers between funds	(84)	-	485,769	(584,632)	(79,870)	186,411	244,666	438,834
Redemptions (note 3)	-	-	(378,926)	(93,821)	(491,430)	(214,496)	(2,207,112)	(1,065,940)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(17,628)	(12,611)	(184,917)	(110,828)	(293,435)	(185,385)
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	2	-	(20)	(7)	(24)	2	(37)	7

Net equity transactions	40,665	-	250,162	202,705	1,137,773	8,291,523	1,850,946	12,003,903

Net change in contract owners’ equity	41,162	-	341,806	558,257	2,270,443	12,858,345	3,933,105	20,180,192
Contract owners’ equity beginning of period	-	-	2,869,630	2,311,373	29,770,493	16,912,148	47,456,503	27,276,311

Contract owners’ equity end of period	$41,162	-	3,211,436	2,869,630	32,040,936	29,770,493	51,389,608	47,456,503

CHANGES IN UNITS:
Beginning units	-	-	216,208	199,019	2,057,057	1,406,121	3,153,289	2,235,029
Units purchased	3,366	-	50,280	78,066	134,184	732,550	296,351	1,018,651
Units redeemed	(8)	-	(31,519)	(60,877)	(58,675)	(81,614)	(172,325)	(100,391)

Ending units	3,358	-	234,969	216,208	2,132,566	2,057,057	3,277,315	3,153,289

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	WRPMCP		SVDF		SVOF		WFVSCG
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$43,931	63,790	(561)	(595)	(3,941)	(3,241)	(928,095)	(649,528)
Realized gain (loss) on investments	97,232	42,418	4,627	1,901	38,164	13,542	1,529,867	2,139,396
Change in unrealized gain (loss) on investments	(369,643)	677,314	(9,455)	12,241	(7,372)	62,487	(8,101,898)	12,576,461
Reinvested capital gains	482,098	269,849	4,980	1,169	-	-	5,602,650	2,105,421

Net increase (decrease) in contract owners’ equity resulting from operations	253,618	1,053,371	(409)	14,716	26,851	72,788	(1,897,476)	16,171,750

Equity transactions:
Purchase payments received from contract owners (note 3)	505,598	1,702,849	(3,201)	-	2,053	129	11,815,813	11,085,076
Transfers between funds	(217,252)	(394,428)	(2,043)	-	258	(122)	4,156,681	449,489
Redemptions (note 3)	(432,775)	(148,605)	-	-	(1,847)	-	(4,066,556)	(2,352,867)
Annuity benefits	-	-	(3,215)	(4,108)	(25,047)	(22,983)	-	-
Contract maintenance charges (note 2)	(45,827)	(32,369)	26	(4)	(495)	1	(225,573)	(192,933)
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	(47,801)	(12,452)
Adjustments to maintain reserves	(47)	11	79	107	(1,273)	(1,163)	(879)	(728)

Net equity transactions	(190,303)	1,127,458	(8,354)	(4,005)	(26,351)	(24,138)	11,631,685	8,975,585

Net change in contract owners’ equity	63,315	2,180,829	(8,763)	10,711	500	48,650	9,734,209	25,147,335
Contract owners’ equity beginning of period	7,518,782	5,337,953	48,347	37,636	304,899	256,249	57,488,287	32,340,952

Contract owners’ equity end of period	$7,582,097	7,518,782	39,584	48,347	305,399	304,899	67,222,496	57,488,287

CHANGES IN UNITS:
Beginning units	540,241	449,607	74	74	-	-	2,411,352	2,006,569
Units purchased	36,119	138,162	-	-	-	23	1,307,575	1,159,244
Units redeemed	(49,798)	(47,528)	(74)	-	-	(23)	(796,307)	(754,461)

Ending units	526,562	540,241	-	74	-	-	2,922,620	2,411,352

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	WFVSMV		WFVTRB		WFVOG2		OVGS3
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(59)	(30)	347	(1)	(680)	(692)	(245,377)	26,703
Realized gain (loss) on investments	534	338	204	226	4,407	4,010	15,576,515	839,428
Change in unrealized gain (loss) on investments	(148)	782	12,130	(20,955)	(11,359)	8,707	(15,474,133)	11,562,325
Reinvested capital gains	-	-	-	9,528	8,453	4,153	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	327	1,090	12,681	(11,202)	821	16,178	(142,995)	12,428,456

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	-	852,679	2,366,855
Transfers between funds	508	293	-	-	-	-	(55,681,612)	(86,347)
Redemptions (note 3)	(1,180)	(1,157)	-	-	(10,294)	(11,361)	(2,826,690)	(9,046,161)
Annuity benefits	-	-	-	-	-	-	(4,144)	(11,453)
Contract maintenance charges (note 2)	-	-	-	-	(3)	(12)	(6,874)	(18,727)
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	(2,590)	(19,832)
Adjustments to maintain reserves	(14)	3	(2)	(3)	(23)	7	39,858	(206)

Net equity transactions	(686)	(861)	(2)	(3)	(10,320)	(11,366)	(57,629,373)	(6,815,871)

Net change in contract owners’ equity	(359)	229	12,679	(11,205)	(9,499)	4,812	(57,772,368)	5,612,585
Contract owners’ equity beginning of period	7,637	7,408	296,394	307,599	53,355	48,543	57,772,368	52,159,783

Contract owners’ equity end of period	$7,278	7,637	309,073	296,394	43,856	53,355	-	57,772,368

CHANGES IN UNITS:
Beginning units	684	753	21,348	21,348	2,784	3,493	1,979,986	2,245,911
Units purchased	91	41	-	-	-	-	45,128	219,187
Units redeemed	(144)	(110)	-	-	(549)	(709)	(2,025,114)	(485,112)

Ending units	631	684	21,348	21,348	2,235	2,784	-	1,979,986

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	OVGS4		FTVDM3		TIF3		FTVGI3
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(434,427)	(240,328)	(88,146)	99,498	(351,871)	563,577	(631,228)	4,066,513
Realized gain (loss) on investments	20,487,298	417,834	1,300,629	1,664,645	28,423,031	6,392,261	5,000,151	579,522
Change in unrealized gain (loss) on investments	(20,382,840)	16,767,000	(1,827,193)	(2,448,177)	(27,292,100)	6,440,659	(3,834,961)	(6,162,439)
Reinvested capital gains	-	-	-	-	-	-	-	1,551,702

Net increase (decrease) in contract owners’ equity resulting from operations	(329,969)	16,944,506	(614,710)	(684,034)	779,060	13,396,497	533,962	35,298

Equity transactions:
Purchase payments received from contract owners (note 3)	6,316,848	15,007,120	69,766	258,905	84,896	527,373	5,235,160	23,379,112
Transfers between funds	(90,195,413)	(2,235,072)	(17,607,611)	(4,152,718)	(68,961,905)	(4,865,003)	(127,678,702)	(3,582,822)
Redemptions (note 3)	(3,680,694)	(9,667,941)	(950,175)	(3,745,160)	(2,791,809)	(8,914,776)	(5,633,042)	(13,920,637)
Annuity benefits	(5,923)	(16,383)	-	-	(957)	(2,534)	(5,400)	(26,648)
Contract maintenance charges (note 2)	(2,176)	(6,702)	(819)	(2,818)	(72,532)	(193,820)	(3,268)	(10,944)
Contingent deferred sales charges (note 2)	(31,099)	(26,681)	(5,398)	(10,340)	(9,713)	(25,253)	(6,254)	(38,610)
Adjustments to maintain reserves	(12,179)	(770)	(155)	(278)	(4,254)	(786)	(24,689)	(1,957)

Net equity transactions	(87,610,636)	3,053,571	(18,494,392)	(7,652,409)	(71,756,274)	(13,474,799)	(128,116,195)	5,797,494

Net change in contract owners’ equity	(87,940,605)	19,998,077	(19,109,102)	(8,336,443)	(70,977,214)	(78,302)	(127,582,233)	5,832,792
Contract owners’ equity beginning of period	87,940,605	67,942,528	19,109,102	27,445,545	70,977,214	71,055,516	127,582,233	121,749,441

Contract owners’ equity end of period	$-	87,940,605	-	19,109,102	-	70,977,214	-	127,582,233

CHANGES IN UNITS:
Beginning units	4,545,894	4,390,476	1,142,861	1,605,393	3,996,862	4,857,387	7,038,230	6,702,502
Units purchased	456,125	1,468,600	55,928	207,201	98,810	492,930	478,243	2,060,453
Units redeemed	(5,002,019)	(1,313,182)	(1,198,789)	(669,733)	(4,095,672)	(1,353,455)	(7,516,473)	(1,724,725)

Ending units	-	4,545,894	-	1,142,861	-	3,996,862	-	7,038,230

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	HIBF3		GEM3		GEM6		GIG3
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$1,546,155	4,234,895	5,227	(49,868)	(51,015)	(313,805)	396,342	(198,553)
Realized gain (loss) on investments	(951,779)	3,857,490	1,272,494	307,112	2,115,256	1,213,668	7,325,305	1,151,908
Change in unrealized gain (loss) on investments	1,851,623	(3,372,155)	(1,864,675)	(550,033)	(4,053,704)	(1,437,303)	(7,368,866)	2,684,448
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,445,999	4,720,230	(586,954)	(292,789)	(1,989,463)	(537,440)	352,781	3,637,803

Equity transactions:
Purchase payments received from contract owners (note 3)	2,286,386	8,351,250	97,040	473,963	3,367,255	12,304,571	77,060	372,376
Transfers between funds	(88,810,512)	(16,457,087)	(15,382,068)	(2,797,407)	(56,134,641)	(2,748,187)	(23,984,407)	(575,205)
Redemptions (note 3)	(3,570,333)	(9,944,098)	(591,484)	(3,087,204)	(1,426,913)	(5,113,543)	(807,349)	(3,502,036)
Annuity benefits	-	(1,797)	(671)	(7,362)	(736)	(2,357)	(1,566)	(4,709)
Contract maintenance charges (note 2)	(1,803)	(5,492)	(2,489)	(8,769)	(1,793)	(5,154)	(3,224)	(9,660)
Contingent deferred sales charges (note 2)	(5,419)	(18,770)	(879)	(5,453)	(6,907)	(17,636)	(1,026)	(3,498)
Adjustments to maintain reserves	(209)	(677)	(15,941)	2,820	(1,239)	(754)	(20,113)	(6,139)

Net equity transactions	(90,101,890)	(18,076,671)	(15,896,492)	(5,429,412)	(54,204,974)	4,416,940	(24,740,625)	(3,728,871)

Net change in contract owners’ equity	(87,655,891)	(13,356,441)	(16,483,446)	(5,722,201)	(56,194,437)	3,879,500	(24,387,844)	(91,068)
Contract owners’ equity beginning of period	87,655,891	101,012,332	16,483,446	22,205,647	56,194,437	52,314,937	24,387,844	24,478,912

Contract owners’ equity end of period	$-	87,655,891	-	16,483,446	-	56,194,437	-	24,387,844

CHANGES IN UNITS:
Beginning units	5,499,724	6,661,716	656,098	878,960	2,953,153	2,705,132	1,095,402	1,277,738
Units purchased	558,034	2,557,270	10,408	99,272	362,766	1,218,199	14,590	34,433
Units redeemed	(6,057,758)	(3,719,262)	(666,506)	(322,134)	(3,315,919)	(970,178)	(1,109,992)	(216,769)

Ending units	-	5,499,724	-	656,098	-	2,953,153	-	1,095,402

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVMIG3		GVDIV3		GVDIV6		ACVVS1
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$242,477	(38,471)	96,994	43,404	1,226,031	477,965	(9)	(47)
Realized gain (loss) on investments	12,361,169	1,651,681	730,786	(45,030)	12,666,771	496,957	75	1,970
Change in unrealized gain (loss) on investments	(12,399,149)	4,480,393	(880,426)	906,213	(14,646,375)	10,330,848	(440)	(1,120)
Reinvested capital gains	-	-	-	-	-	-	296	-

Net increase (decrease) in contract owners’ equity resulting from operations	204,497	6,093,603	(52,646)	904,587	(753,573)	11,305,770	(78)	803

Equity transactions:
Purchase payments received from contract owners (note 3)	133,524	521,622	48,054	205,183	1,287,067	4,594,960	-	(138)
Transfers between funds	(34,085,541)	(820,925)	(4,935,732)	(222,419)	(65,679,945)	(4,469,670)	-	138
Redemptions (note 3)	(1,133,441)	(4,479,631)	(214,211)	(795,867)	(1,648,384)	(4,253,607)	-	-
Annuity benefits	(2,558)	(7,120)	-	-	-	(1,218)	-	(3,481)
Contract maintenance charges (note 2)	(4,958)	(14,741)	(617)	(1,868)	(127,815)	(415,596)	-	-
Contingent deferred sales charges (note 2)	(413)	(2,030)	(236)	(1,150)	(8,552)	(24,676)	-	-
Adjustments to maintain reserves	(4,002)	(199)	(19)	(94)	(14,613)	(852)	(2,607)	1,293

Net equity transactions	(35,097,389)	(4,803,024)	(5,102,761)	(816,215)	(66,192,242)	(4,570,659)	(2,607)	(2,188)

Net change in contract owners’ equity	(34,892,892)	1,290,579	(5,155,407)	88,372	(66,945,815)	6,735,111	(2,685)	(1,385)
Contract owners’ equity beginning of period	34,892,892	33,602,313	5,155,407	5,067,035	66,945,815	60,210,704	2,685	4,070

Contract owners’ equity end of period	$-	34,892,892	-	5,155,407	-	66,945,815	-	2,685

CHANGES IN UNITS:
Beginning units	3,088,532	3,566,046	284,346	334,802	5,533,991	5,926,599	-	-
Units purchased	20,892	72,266	6,864	30,053	242,823	1,010,250	-	28
Units redeemed	(3,109,424)	(549,780)	(291,210)	(80,509)	(5,776,814)	(1,402,858)	-	(28)

Ending units	-	3,088,532	-	284,346	-	5,533,991	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2014

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-II (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1981. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts and Individual Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners may invest in the following:

ALGER AMERICAN FUNDS

  Mid Cap Growth Portfolio - Class S Shares (ALMCS)

ALLIANCE BERNSTEIN FUNDS

  VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)

  VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)

AMERICAN CENTURY INVESTORS, INC.

  VP Inflation Protection Fund - Class I (ACVIP1)

AMERICAN FUNDS GROUP (THE)

  Growth Fund - Class 1 (AFGF)

  High-Income Bond Fund - Class 1 (AFHY)

  Managed Risk Asset Allocation Fund - Class P2 (AVPAP2)

  U.S. Government/AAA-Rated Securities Fund - Class 1 (AFGC)

STERLING CAPITAL FUNDS

  Variable Insurance Funds - Equity Income VIF (BBGI)*

BLACKROCK FUNDS

  Global Allocation V.I. Fund - Class III (MLVGA3)

CHARLES SCHWAB FUNDS

  Money Market Portfolio(TM) (CHSMM)

DELAWARE GROUP

  VIP Value Series: Service Class (DWVVLS)

  VIP Small Cap Value Series: Service Class (DWVSVS)

DREYFUS CORPORATION

  Stock Index Fund, Inc. - Initial Shares (DSIF)

  Stock Index Fund, Inc. - Service Shares (DSIFS)

  Socially Responsible Growth Fund Inc - Initial Shares (DSRG)

EATON VANCE FUNDS

  Floating-Rate Income Fund (ETVFR)

FIDELITY INVESTMENTS

  VIP Real Estate Portfolio: Service Class 2 (FRESS2)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

  Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)

HUNTINGTON TRUST COMPANY

  VA International Equity Fund (HVIE)

  VA Situs Fund (HVSIT)

INVESCO INVESTMENTS

  V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)

  Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)

  Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

  Mid Cap Value Portfolio: Class 1 (JPMMV1)

  Insurance Trust Core Bond Portfolio: Class 1 (OGBDP)*

  Insurance Trust Intrepid Mid Cap Portfolio: Class 1 (OGDMP)*

  Insurance Trust U.S. Equity Portfolio: Class 1 (OGDEP)*

JANUS FUNDS

  Balanced Portfolio: Service Shares (JABS)

  Enterprise Portfolio: Service Shares (JAMGS)

  Forty Portfolio: Service Shares (JACAS)

  Global Technology Portfolio: Service Shares (JAGTS)

  Overseas Portfolio: Service Shares (JAIGS)

LAZARD FUNDS

  Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)

MASSACHUSETTS FINANCIAL SERVICES CO.

  Investors Growth Stock Series - Service Class (MIGSC)

  New Discovery Series - Service Class (MNDSC)

  Utilities Series - Service Class (MVUSC)

  Value Series - Service Class (MVFSC)

  Variable Insurance Trust II - MFS International Value Portfolio -  Service Class (MVIVSC)

MORGAN STANLEY

  Core Plus Fixed Income Portfolio - Class I (MSVFI)

  Core Plus Fixed Income Portfolio - Class II (MSVF2)

  Emerging Markets Debt Portfolio - Class I (MSEM)

  Emerging Markets Debt Portfolio - Class II (MSEMB)

  Global Real Estate Portfolio - Class II (VKVGR2)

  U.S. Real Estate Portfolio - Class I (MSVRE)*

  U.S. Real Estate Portfolio - Class II (MSVREB)*

NATIONWIDE FUNDS GROUP

  American Funds NVIT Managed Asset Allocation Fund Class II (NAMAA2)

  American Funds NVIT Managed Growth-Income Fund Class II (NAMGI2)

  American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

  American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)

  American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

  American Funds NVIT Bond Fund - Class II (GVABD2)

  American Funds NVIT Global Growth Fund - Class II (GVAGG2)

  American Funds NVIT Growth Fund - Class II (GVAGR2)

  American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

  Federated NVIT High Income Bond Fund - Class I (HIBF)

  NVIT Emerging Markets Fund - Class I (GEM)

  NVIT Emerging Markets Fund - Class II (GEM2)

  NVIT International Equity Fund - Class I (GIG)

  Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)

  Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

  Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)

  Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)

  Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)

  NVIT Cardinal Aggressive Fund - Class II (NVCRA2)

  NVIT Cardinal Balanced Fund - Class II (NVCRB2)

  NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)

  NVIT Cardinal Conservative Fund - Class II (NVCCN2)

  NVIT Cardinal Moderate Fund - Class II (NVCMD2)

  NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)

  NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)

  NVIT Core Bond Fund - Class I (NVCBD1)

  NVIT Core Bond Fund - Class II (NVCBD2)

  NVIT Core Plus Bond Fund - Class II (NVLCP2)

  NVIT Nationwide Fund - Class I (TRF)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

  NVIT Nationwide Fund - Class II (TRF2)

  NVIT Government Bond Fund - Class I (GBF)

  American Century NVIT Growth Fund - Class I (CAF)

  American Century NVIT Growth Fund -Class II (CAF2)

  NVIT International Index Fund - Class II (GVIX2)

  NVIT International Index Fund - Class VIII (GVIX8)

  NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

  NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

  NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

  NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

  NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

  NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

  NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

  NVIT Mid Cap Index Fund - Class I (MCIF)

  NVIT Money Market Fund - Class I (SAM)

  NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)

  NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)

  NVIT Multi-Manager International Value Fund - Class I (GVDIVI)

  NVIT Multi-Manager International Value Fund - Class II (GVDIV2)

  NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

  NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)

  NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

  NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)

  NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

  NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)

  NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)

  NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

  NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

  NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)

  NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

  NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)

  NVIT Multi-Manager Small Company Fund - Class I (SCF)

  NVIT Multi-Manager Small Company Fund - Class II (SCF2)

  NVIT Multi-Sector Bond Fund - Class I (MSBF)

  NVIT Short Term Bond Fund - Class II (NVSTB2)

  NVIT Large Cap Growth Fund - Class I (NVOLG1)

  NVIT Large Cap Growth Fund - Class II (NVOLG2)

  Templeton NVIT International Value Fund - Class III (NVTIV3)

  Invesco NVIT Comstock Value Fund - Class I (EIF)

  Invesco NVIT Comstock Value Fund - Class II (EIF2)

  NVIT Real Estate Fund - Class I (NVRE1)

  NVIT Real Estate Fund - Class II (NVRE2)

  Loring Ward NVIT Moderate Fund - Class II (NVLM2)

  Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)

  NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)

  NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)

  NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)

  NVIT Investor Destinations Managed Growth & Income Fund: Class II  (IDPGI2)

  NVIT Small Cap Index Fund Class II (NVSIX2)

  NVIT S&P 500 Index Fund Class II (GVEX2)

NORTHERN LIGHTS

  TOPS Managed Risk Balanced ETF Portfolio - Class 4 (NOTB4)

  TOPS Managed Risk Growth ETF Portfolio - Class 4 (NOTG4)

  TOPS Managed Risk Moderate Growth ETF Portfolio - Class 4 (NOTMG4)

PIMCO FUNDS

  Foreign Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)

  Real Return Portfolio - Advisor Class (PMVRA)

PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC

  VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)

  VPS Growth and Income Portfolio - Class B (ALVGIB)

  VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)

  VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

  VP Balanced Fund - Class I (ACVB)

  VP Capital Appreciation Fund - Class I (ACVCA)*

  VP Income & Growth Fund - Class I (ACVIG)

  VP Income & Growth Fund - Class II (ACVIG2)

  VP Inflation Protection Fund - Class II (ACVIP2)

  VP International Fund - Class I (ACVI)*

  VP International Fund - Class II (ACVI2)*

  VP International Fund - Class III (ACVI3)*

  VP International Fund - Class IV (ACVI4)*

  VP Mid Cap Value Fund - Class I (ACVMV1)

  VP Mid Cap Value Fund - Class II (ACVMV2)

  VP Ultra(R) Fund - Class I (ACVU1)*

  VP Ultra(R) Fund - Class II (ACVU2)*

PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS

  Mid Cap Stock Portfolio- Service Shares (DVMCSS)

  Small Cap Stock Index Portfolio - Service Shares (DVSCS)

PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND

  Appreciation Portfolio - Initial Shares (DCAP)

  Appreciation Portfolio - Service Shares (DCAPS)

  Opportunistic Small Cap Portfolio: Service Shares (DVDLS)

  Growth and Income Portfolio - Initial Shares (DGI)

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

  Managed Tail Risk Fund II: Service Shares (FCA2S)

  Quality Bond Fund II - Primary Shares (FQB)

  Quality Bond Fund II - Service Shares (FQBS)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

  Equity-Income Portfolio - Initial Class (FEIP)

  VIP Value Strategies Portfolio - Service Class 2 (FVSS2)

  High Income Portfolio - Initial Class (FHIP)

  VIP Asset Manager Portfolio - Initial Class (FAMP)

  VIP Energy Portfolio - Service Class 2 (FNRS2)

  VIP Equity-Income Portfolio - Service Class 2 (FEI2)

  VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)

  VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)

  VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)

  VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)

  VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)

  VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)

  VIP Growth Portfolio - Initial Class (FGP)

  VIP Growth Portfolio - Service Class 2 (FG2)

  VIP High Income Portfolio - Initial Class R (FHIPR)

  VIP Investment Grade Bond Portfolio - Service Class (FIGBS)

  VIP Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)

  VIP Mid Cap Portfolio - Service Class (FMCS)

  VIP Mid Cap Portfolio - Service Class 2 (FMC2)

  VIP Overseas Portfolio - Initial Class (FOP)

  VIP Overseas Portfolio - Initial Class R (FOPR)

  VIP Overseas Portfolio - Service Class 2 (FO2)

  VIP Overseas Portfolio - Service Class 2 R (FO2R)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

  VIP Value Strategies Portfolio - Service Class (FVSS)

PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRU

  Franklin Income Securities Fund - Class 2 (FTVIS2)

  Rising Dividends Securities Fund - Class 2 (FTVRD2)

  Small Cap Value Securities Fund - Class 2 (FTVSV2)

  Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)

  Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)

  Templeton Foreign Securities Fund - Class 2 (TIF2)

  Templeton Global Bond Securities Fund - Class 2 (FTVGI2)

  VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

  Franklin Strategic Income Securities Fund: Class 2 (FTVSI2)

  Franklin High Income Securities Fund: Class 2 (FTVHI2)

PORTFOLIOS OF THE GOLDMAN SACHS VARIABLE INSURANCE TRUST

  Structured Small Cap Equity Fund: Service Shares (GVSSCS)

PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

  Short Duration Bond Portfolio - I Class Shares (AMTB)

  Growth Portfolio - I Class Shares (AMTG)*

  Guardian Portfolio - I Class Shares (AMGP)*

  International Portfolio - S Class Shares (AMINS)

  Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)*

  Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)*

  Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S  (AMRS)*

  Small-Cap Growth Portfolio - S Class Shares (AMFAS)

  Socially Responsive Portfolio - I Class Shares (AMSRS)

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

  International Growth Fund/VA- Service Shares (OVIGS)

  Capital Income Fund/VA - Non-Service Shares (OVMS)

  Core Bond Fund/VA - Non-Service Shares (OVB)

  Global Securities Fund/VA - Non-Service Shares (OVGS)

  Global Securities Fund/VA - Service Class (OVGSS)

  International Growth Fund/VA - Non-Service Shares (OVIG)

  Main Street Fund(R)/VA - Non-Service Shares (OVGI)

  Main Street Fund(R)/VA - Service Class (OVGIS)

  Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)

  Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)

  Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)

  Global Strategic Income Fund/VA: Non-service Shares (OVSB)

  Global Strategic Income Fund/VA: Service Shares (OVSBS)

PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST

  All Asset Portfolio - Advisor Class (PMVAAD)

  Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)

  Low Duration Portfolio - Advisor Class (PMVLAD)

  Total Return Portfolio - Advisor Class (PMVTRD)

  CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)

  Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor  Class (PMVEBD)

  Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)

PORTFOLIOS OF THE PUTNAM VARIABLE TRUST

  VT Growth & Income Fund: Class IB (PVGIB)

  VT International Equity Fund: Class IB (PVTIGB)

  VT Voyager Fund: Class IB (PVTVB)

  PORTFOLIOS OF THE INVESCO INVESTMENTS TRUST

  VI American Franchise Fund - Series II Shares (ACEG2)

  Van Kampen V.I. Value Opportunities Fund: Series II Shares (AVBV2)*

PORTFOLIOS OF THE VICTORY VARIABLE INSURANCE FUNDS

  Diversified Stock Fund Class A Shares (VYDS)

ROYCE CAPITAL FUNDS

  Small-Cap Portfolio - Investment Class (ROCSC)

GUGGENHEIM INVESTMENTS

  Variable Fund - Multi-Hedge Strategies (RVARS)

T. ROWE PRICE

  Health Sciences Portfolio - II (TRHS2)

  Limited-Term Bond Portfolio - II (TRLT2)*

  VAN ECK ASSOCIATES CORPORATION

  VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)

  VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class  (VWBF)

  VIP Trust Emerging Markets Fund - Initial Class (VWEM)

  VIP Trust Global Hard Assets Fund - Initial Class (VWHA)

WADDELL & REED, INC.

  Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility  (WRPMAV)

  Ivy Funds VIP - Pathfinder Moderately Conservative - Managed Volatility  (WRPMCV)

  Ivy Funds VIP - Pathfinder Moderate - Managed Volatility (WRPMMV)

  Variable Insurance Portfolios - Asset Strategy (WRASP)

  Variable Insurance Portfolios - High Income (WRHIP)

  Variable Insurance Portfolios - Mid Cap Growth (WRMCG)

  Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)

  Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)

  Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)

  Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)

  Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)

WELLS FARGO FUNDS

  Advantage VT Index Asset Allocation Fund - Class 2 (WFVAA)*

  Advantage VT Discovery Fund (SVDF)*

  Advantage VT Opportunity Fund - Class 2 (SVOF)*

  Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)

  Advantage VT Small Cap Value Fund - Class 2 (WFVSMV)

  Advantage VT Total Return Bond Fund - Class 2 (WFVTRB)

  Advantage - VT Omega Growth Fund - Class 2 (WFVOG2)

*At December 31, 2014, contract owners were not invested in the fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2014 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

On January 1, 2014, the Company adopted Accounting Standards Update (ASU) 2013-08, which amends existing guidance in ASC 946, Financial Services – Investment Companies. The amended guidance modifies the definition of investment companies and requires new disclosures around the status of investment companies. In addition, the guidance requires an investment company to measure its noncontrolling interests in another investment company at fair value rather than the equity method of accounting. The adoption of this guidance resulted in increased disclosures only and had no impact on the Account’s financial statements.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge. For BOA IV contracts issued prior to December 15, 1988, the contingent deferred sales charge will be equal to 5% of the lesser of purchase payments made within eight years of the withdrawal date or the amount redeemed. For Destination All American Gold 2.0, Destination All American Gold NY 2.0, Destination B 2.0, Destination B NY 2.0, Destination Navigator 2.0, Destination Navigator NY 2.0, America’s Vision, America’s Future II, All American Gold, Future Venue, Choice Venue II and for BOA IV contracts issued on or after December 15, 1988, the contingent deferred sales charge will not exceed 7% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 7 years this charge is 0%. For Destination EV 2.0, Destination EV NY 2.0, Achiever contracts, this charge will not exceed 8% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 8 years this charge is 0%. For Destination L 2.0, Destination L NY 2.0, Elite Venue and Nationwide Destination L contracts, the contingent deferred sales charge will not exceed 7% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 4 years this charge is 0%. No contingent deferred sales charge is deducted on NEBA, Nationwide Destination C (formerly Exclusive Venue), Income Architect or Schwab contracts. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

The Company may deduct a contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by redeeming units. The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value. The Option tables on the following few pages illustrate the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract owners. The options and related charges are described in more detail in the applicable product prospectus.

Nationwide Variable Account - II Options	BOA IV	BOA Vision	Schwab Income Choice
Variable Account Charges - Recurring	1.30%	1.40%	0.65%
Death Benefit Options - Allows enhanced provisions in place of the standard death benefit.
One-Year Enhanced	-	-	0.20%
Combination Enhanced	-	-	-
Return of Premium			0.10%
Beneficiary Protector II Option	-	-	-
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Joint Option for the Nationwide Lifetime Income Rider Option	-	-	0.30%(2)
Capital Preservation and Income Options:
Capital Preservation Plus Option	-	-	-
Nationwide Lifetime Income Rider
5% Nationwide Lifetime Income Rider (New York)	-	-	-
7% Nationwide Lifetime Income Rider	-	-	1.00%(1)

Maximum Variable Account Charges*	1.30%	1.40%	2.15%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

Nationwide Variable Account - II Options	BOA Future II	All American Gold	All American Gold 2.0	All American Gold NY 2.0	BOA Achiever	Income Architect	Destination Architect 2.0
Variable Account Charges - Recurring	1.15%	1.15%	1.15%	1.15%	1.55%	0.40%	0.40%
CDSC Options:
Four Year CDSC	0.30%(3)	0.50%(3)			0.20%(3)	-	-
No CDSC	0.35%(7)	0.55%(7)			0.25%(7)	-	-
Reduced CDSC Option (“Liquidity Option”) Charge			0.5%(54)	0.5%(54)
Death Benefit Options - Allows enhanced provisions in place of the standard death benefit.
One-Year Enhanced II	0.20%	0.20%(8)	-	-	-	-	-
One-Year Enhanced	0.10%	0.10%	0.20%(47)	0.20%(47)	-	-	0.20%(47)
One-Month Enhanced	-	0.35%(9)	0.35%(9)	-	0.20%	-	-
Combination Enhanced II	-	-	-	-	0.45%	-	-
Combination Enhanced	-	0.40%(10)	0.65%(59)	-	0.30%	-	-
Beneficiary Protector II Option	-	0.35%(11)	0.35%(48)		0.35%	-	-
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Capital Preservation and Income Options:
Capital Preservation Plus Lifetime Income Option	1.00%(17)	1.00%(17)	-	-	1.00%(17)	-	-
Capital Preservation Plus Option	0.50%(19)	0.50%(19)	-	-	0.50%	-	-
Nationwide Lifetime Income Rider
5% Nationwide Lifetime Income Rider (New York)	1.00%(18)	1.00%(18)(19)	-	-	1.00%(18)	-	-
7% Nationwide Lifetime Income Rider (New York)	-	1.00%		1.50%(49)(51)(53)(60)	-	-	-
7% Nationwide Lifetime Income Rider (Non-New York)	1.00%(1)	1.00%	1.50%(49)(51)(53)(60)	-	1.00%(1)	-	-
10% Nationwide Lifetime Income Rider	1.20%(20)	1.20%	-	-	1.20%(20)	-	-
Nationwide Lifetime Income Capture Charge			1.5%(62)	1.5%(62)
Nationwide Lifetime Income Track Charge			1.5%(61)	1.5%(61)			1.5%(61)
Joint Option for the Nationwide Lifetime Income Rider Option
5% Joint Option for the Nationwide Lifetime Income Rider (New York)	0.15%	0.15%(19)	-	-	0.15%	-	-
7% Joint Option for the Nationwide Lifetime Income Rider (New York)	-	0.30%(32)	-	0.40%(50)(51)(53)	-	-	-
7% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	0.15%	0.30%(32)	0.40%(50)(51)(53)	-	0.15%	-	-
10% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	0.30%(21)	0.30%(33)	-	-	0.30%(21)	-	-
Guaranteed Lifetime Withdrawal Fee	-	-	-	-	-	0.60%	-
Joint Option for the Nationwide Lifetime Income Capture Charge			0.40%(63)	0.4%(63)
Joint Option for the Nationwide Lifetime Income Track Charge	-	-	0.40%(64)	0.4%(64)	-		0.4%(2)
Spousal Continuation Option Fee						0.10%
Extra Value Options (EV):

Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options in exchange for application of Extra Value Credit of purchase payments made during the first 12 months contract is in force.

3% Extra Value Credit Option	0.30%(5)	0.45%(5)	-	-	0.10%(13)	-	-
4% Extra Value Credit Option	0.40%(6)	-	-	-	0.25%(14)	-	-
5% Extra Value Credit Option (New York)	-	0.70%(12)	-	-	0.55%(16)	-	-
5% Extra Value Credit Option (Non-New York)	-	-	-	-	0.45%(15)	-	-

Maximum Variable Account Charges*	3.55%(58)	4.60%(46)	4.55%(52)	3.75%(52)	4.50%(22)	1.10%	2.50%

Nationwide Variable Account - II Options	BOA Future Venue	Destination C	Destination L	Destination L 2.0	Destination L NY 2.0	BOA Elite Venue	BOA Choice Venue II
Variable Account Charges - Recurring ..	1.10%	1.60%	1.75%	1.75%	1.75%	1.75%	1.50%
Death Benefit Options - Allows enhanced provisions in place of the standard death benefit.
One-Year Enhanced II	0.15%(8)	-	-	-	-	-	-
One-Year Enhanced	0.10%(65)	-	0.20%	0.20%	0.20%	-	-
One-Month Enhanced II	0.35%(24)	0.20%(24)	-	-	-	0.20%(24)	0.20%(24)
One-Month Enhanced	0.30%(66)	0.20%(68)	0.35%	0.35%	-	0.20%(68)	0.20%
Combination Enhanced III		0.65%(70)(71)		0.65%(70)
Combination Enhanced II	0.45%(25)	0.65%(69)	-	-	-	0.35%(25)	0.35%(25)
Combination Enhanced	0.40%(10)(67)	0.30%(10)(42)	0.65%	0.65%(72)	-	0.30%(10)(73)	0.30%(10)
Return of Premium
Spousal Protection Annuity Option - Allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse
Spousal Protection Annuity Option II	0.20%	-	-	-	-	-	-
Spousal Protection Annuity Option	0.10%	0.20%(29)	-	-	-	0.20%(34)	0.20%(34)
Beneficiary Protector II Option	0.35%(11)	0.35%(11)	0.35%(31)	0.35%(31)	-	0.35%(11)	0.35%(11)
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Capital Preservation and Income Options:
Capital Preservation Plus Lifetime Income Option	1.00%(17)	-	-	-	-	1.00%(17)	1.00%(17)
Capital Preservation Plus Option	0.50%	0.50%(30)	-	-	-	0.50%	0.50%(19)
Nationwide Lifetime Income Rider
5% Nationwide Lifetime Income Rider (New York)	1.00%(18)	-	1.00%(18)(42)	-	-	1.00%(18)	1.00%(18)
7% Nationwide Lifetime Income Rider (New York)			1.00%		1.50%(49)(51)(53)(60)
7% Nationwide Lifetime Income Rider (Non-New York)	1.00%(1)	-	1.00%	1.50%(49)(51)(53)(60)	-	1.00%(1)	1.00%(1)
10% Nationwide Lifetime Income Rider	1.20%(20)	-	1.20%	-	-	1.20%(20)	1.20%(20)
Nationwide Lifetime Income Capture Option				1.50%(62)	1.50%(62)
Nationwide Lifetime Income Track Option				1.50%(61)	1.50%(61)
Joint Option for the Nationwide Lifetime Income Rider Option
5% Joint Option for the Nationwide Lifetime Income Rider (New York)	0.15%	-	0.15%(42)	-	-	0.15%	0.15%
5% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)			0.15%(42)
7% Joint Option for the Nationwide Lifetime Income Rider (New York)	-	-	0.30%(32)	-	0.40%(50)(51)(53)
7% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	0.15%	-	0.30%(32)	0.40%(50)(51)(53)	-	0.15%	0.15%
10% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	0.30%(21)	-	0.30%(33)	-	-	0.30%(21)	0.30%(21)
Joint Option for the Nationwide Lifetime income Capture Option				0.4%(63)	0.40%(63)
Joint Option for the Nationwide Lifetime Income Track Option				0.4%(64)	0.40%(64)
Extra Value Options (EV):

Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options in exchange for application of Extra Value Credit of purchase payments made during the first 12 months contract is in force.

3% Extra Value Credit Option	0.45%(26)	-	-	-	-	-	-

Maximum Variable Account Charges*	4.05%(28)	3.30%	4.05%(28)	4.65%(52)	3.85%(52)	4.15%(23)	3.90%(27)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

Nationwide Variable Account - II Options	Destination B	Destination B 2.0	Destination B NY 2.0	Destinnation EV	Destinnation EV 2.0	Destinnation EV NY 2.0
Variable Account Charges - Recurring	1.30%	1.30%	1.30%	1.85%(39)	1.85%(39)	1.85%(39)
Death Benefit Options - Allows enhanced provisions in place of the standard death benefit.
One-Year Enhanced II	-	-	-	-	-	-
One-Year Enhanced	0.20%	0.20%	0.20%	0.20%	0.20%(47)	0.20%
One-Month Enhanced II	-	-	-	-	-	-
One-Month Enhanced	0.35%	0.35%	-	0.35%	0.35%(9)	-
Combination Enhanced III		0.65%(70)(71)			0.65%(70)(71)
Combination Enhanced II	-	-	-	-	-	-
Combination Enhanced	0.45%	0.65%(72)	-	0.45%	0.65%(72)	-
Return of Premium	-	-	-	-	-	-
Beneficiary Protector II Option	0.35%(35)	0.35%(35)	-	0.35%(35)	0.35%(35)	-
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Nationwide Lifetime Income Rider
5% Nationwide Lifetime Income Rider (New York)	1.00%(18)(42)	-	-	-	-	-
5% Nationwide Lifetime Income Rider (Non-New York)	1.00%(18)(42)	-	-	-	-	-
7% Nationwide Lifetime Income Rider (New York)	1.00%		1.50%(49)(51)(53)(60)	1.00%		1.50%(49)(51)(53)
7% Nationwide Lifetime Income Rider (Non-New York)	1.00%	1.50%(49)(51)(53)(60)	-	-	1.50%(49)(51)(53)	-
10% Nationwide Lifetime Income Rider (New York)	1..20%	-	-	-	-	-
10% Nationwide Lifetime Income Rider (Non-New York)	1.20%	-	-	1.20%	-	-
Nationwide Lifetime Income Capture Option		1.50%(62)	1.50%(62)		1.50%(62)	1.50%(62)
Nationwide Lifetime Income Track Option		1.5%(61)	1.50%(61)		1.50%(61)	1.50%(61)
Joint Option for the Nationwide Lifetime Income Rider Option
5% Joint Option for the Nationwide Lifetime Income Rider (New York)	0.15%(42)	-	-	-	-	-
5% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	0.15%(42)	-	-	-	-	-
7% Joint Option for the Nationwide Lifetime Income Rider (New York)	0.30%(36)		0.40%(50)(51)(53)	0.30%(36)		0.40%(50)(51)(53)(60)
7% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	0.30%(36)	0.40%(50)(51)(53)	-	-	0.40%(50)(51)(53)(60)	-
10% Joint Option for the Nationwide Lifetime Income Rider (New York)	-	-	-	-	-	-
10% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	0.30%(37)	-	-	0.30%(37)	-	-
Joint Option for the Nationwide Lifetime Income Capture Option		0.40%(63)	0.40%(63)		0.40%(63)	0.40%(63)
Joint Option for the Nationwide Lifetime Income Track Option		0.40%(64)	0.40%(64)		0.40%(64)	0.40%(64)
Reduced CDSC Option (“Liquidity Option”)

Maximum Variable Account Charges*	3.60%(38)	4.20%(52)	3.40%(52)	4.15%(23)	4.75%(52)	3.95%(52)

Nationwide Variable Account - II Options	Destination Navigator	Destination Navigator 2.0	Destination Navigator-NY	Destination Navigator-NY 2.0
Variable Account Charges - Recurring	1.30%	1.30%	1.30%	1.30%
Death Benefit Options - Allows enhanced provisions in place of the standard death benefit.
One-Year Enhanced II	-	-	-	-
One-Year Enhanced	0.20%	0.20%	0.20%	0.20%
One-Month Enhanced II	-	-	-	-
One-Month Enhanced	0.35%	0.35%	-	-
Combination Enhanced III		0.65%(70)(71)
Combination Enhanced II	-	-	-	-
Combination Enhanced	0.45%	0.65%(72)	-	-
Return of Premium	-	-	-	-
Beneficiary Protector II Option	0.35%(35)	0.35%(35)	-	-
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Nationwide Lifetime Income Rider
5% Nationwide Lifetime Income Rider (New York)	-	-	1.00%(40)	1.00%(51)(53)(55)
5% Nationwide Lifetime Income Rider (Non-New York)	1.00%(40)	1.00%(51)(53)(55)	-	-
7% Nationwide Lifetime Income Rider (New York)	-	-	1.00%	1.50%(51)(53)(49)
7% Nationwide Lifetime Income Rider (Non-New York)	-	1.50%(49)(51)(53)	-	-
10% Nationwide Lifetime Income Rider (New York)	-	-	1.20%	-
10% Nationwide Lifetime Income Rider (Non-New York)	1.20%	-	-	-
Nationwide Liftetime Income Capture Option		1.50%(62)		1.50%(62)
Nationwide Lifetime Income Track Option		1.50%(61)		1.50%(61)

Joint Option for the Nationwide Lifetime Income Rider Option

5% Joint Option for the Nationwide Lifetime Income Rider (New York)	-	-	0.15%(45)	0.15%(51)(53)(57)
5% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	0.15%(41)	0.15%(51)(53)(56)	-	-
7% Joint Option for the Nationwide Lifetime Income Rider (New York)	-	-	0.30%(36)	0.40%(50)(51)(53)(60)
7% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	-	0.40%(50)(51)(53)(60)	-	-
10% Joint Option for the Nationwide Lifetime Income Rider (New York)	-	-	-	-
10% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	0.30%(33)	-		-
Joint Option for the Nationwide Lifetime Income Capture Option		0.40%(63)		0.40%(63)
Joint Option for the Nationwide Lifetime Income Track Option		0.40%(64)		0.40%(64)
Reduced CDSC Option (“Liquidity Option”)	0.50%(54)	0.50%(54)	0.50%(54)	0.50%(54)

Maximum Variable Account Charges*	4.10%(44)	4.70%(52)	3.30%(43)	3.90%(52)

(1) Currently, the charge associated with the 7% Nationwide Lifetime Income Rider is equal to 0.95% of the Current Income Benefit Base.

(2) Currently, the charge associated with the Joint Option for the Nationwide Lifetime Income Rider is equal to 0.15% of the Current Income Benefit Base.

(3) Range of L Schedule Option CDSC over time:

Number of Completed Years from Date of Purchase Payment	0	1	2	3	4
CDSC Percentage	7%	6%	5%	4%	0%

The charge associated with this option will be assessed for the life of the contract

(4) The Contract Maintenance Charge is deducted annually from all contracts containing less than $50,000 on each contract anniversary. This charge is permanently waived for any contract valued at $50,000 or more on any contract anniversary.

(5) Nationwide will discontinue deducting the charge associated with the 3% Extra Value Option 7 years from the date the contract was issued.

(6) Nationwide will discontinue deducting the charge associated with the 4% Extra Value Option 7 years from the date the contract was issued.

(7) Election of the C Schedule Option eliminates the B Schedule CDSC schedule; no CDSC will be assessed upon surrenders from the contract.

(8) The One-Year Enhanced Death Benefit II Option is only available for contracts with annuitants age 80 or younger at the time of application.

(9) The One-Month Enhanced Death Benefit Option is only available for contracts with annuitants age 75 or younger at the time of application.

(10) The Combination Enhanced Death Benefit Option is only available for contracts with annuitants age 80 or younger at the time of application.

(11) The Beneficiary Protector II Option is only available for contracts with annuitants age 75 or younger at the time of application.

(12) Nationwide will discontinue deducting the charge associated with the 5% Extra Value Option 7 years from the date the contract was issued.

(13) Nationwide will discontinue deducting the charge associated with the 3% Extra Value Option 8 years from the date the contract was issued.

(14) Nationwide will discontinue deducting the charge associated with the 4% Extra Value Option 8 years from the date the contract was issued.

(15) Nationwide will discontinue deducting the charge associated with the 5% Extra Value Option 8 years from the date the contract was issued.

(16) Nationwide will discontinue deducting the charge associated with the 5% Extra Value Option (New York) 7 years from the date the contract was issued.

(17) For contracts issued on or after September 15, 2008 or the date of state approval (whichever is later): the current Variable Account charge associated with the Capital Preservation Plus Nationwide Lifetime Income Rider is equal to an annualized rate of 0.75% of the Daily Net Assets of the Variable Account, and the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.75%. For contracts issued before September 15, 2008 or the date of state approval (whichever is later): the current Variable Account charge associated with the Capital Preservation Plus Nationwide Lifetime Income Rider is equal to an annualized rate of 0.60% of the Daily Net Assets of the Variable Account. Additionally, the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.60%.

(18) Currently, the charge associated with the 5% Nationwide Lifetime Income Rider is equal to 0.85% of the Current Income Benefit Base.

(19) No longer available for purchase

(20) Currently, the charge associated with the 10% Nationwide Lifetime Income Rider is equal to 1.00% of the Current Income Benefit Base.

(21) Currently, the charge associated with the 10% Joint Option for the Nationwide Lifetime Income Rider is 0.20% of the Current Income Benefit Base.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

(22) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 4.50% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(23) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 4.15% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(24) The One-Month Enhanced Death Benefit II Option is only available for contracts with Annuitants age 80 or younger at the time of application.

(25) The Combination Enhanced Death Benefit II Option is only available for contracts with Annuitants age 75 or younger at the time of application.

(26) Nationwide will discontinue deducting the charge associated with the 3% Extra Value Option 7 years from the date the contract was issued. Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected the 3% Extra Value Option.

(27) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 3.90 % depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(28) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 4.05% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(29) For contracts that elected the Spousal Protection Annuity Option before state approval of the price increase, the charge for the option is 0.10% of the Daily Net Assets of the Variable Account for the duration of the contract.

(30) Nationwide will discontinue deducting the charges associated with the Capital Preservation Plus Option at the end of the Guaranteed Term Option/Target Term Option that corresponds to the end of the program period elected by the Contract Owner.

(31) In addition to the 0.35% charge assessed to Variable Account allocations, allocations made to the Fixed Account will be assessed a fee of 0.35% by decreasing the interest we credit to amounts allocated to the Fixed Account.

(32) The 7% Joint Option for the Nationwide Lifetime Income Rider is only available for election if the 7% Nationwide Lifetime Income Rider is elected. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there currently is no charge associated with the 7% Joint Option for the Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge for the 7% Joint Option for the Nationwide Lifetime Income Rider is 0.15% of the Current Income Benefit Base.

(33) The 10% Joint Option for the Nationwide Lifetime Income Rider is only available for election if the 10% Nationwide Lifetime Income Rider is elected. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there currently is no charge associated with the 10% Joint Option for the Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge for the 10% Joint Option for the Nationwide Lifetime Income Rider is 0.20% of the Current Income Benefit Base.

(34) For contracts issued before state approval of the price increase, the charge for the Spousal Protection Annuity Option is 0.10% of the Daily Net Assets of the Variable Account.

(35) In addition to the 0.35% charge assessed to Variable Account allocations, allocations made to the Fixed Account will be assessed a fee of 0.35% by decreasing the interest credited to amounts allocated to the Fixed Account.

(36) For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there is currently no charge associated with the 7% Joint Option for the Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge associated with the 7% Joint Option for the Nationwide Lifetime Income Rider is 0.15% of the Current Income Benefit Base.

(37) For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there is currently no charge associated with the 10% Joint Option for the Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge associated with the 10% Joint Option for the Nationwide Lifetime Income Rider is 0.20% of the Current Income Benefit Base.

(38) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 3.60% depending onwhether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(39) Beginning in the 9th Contract Year, the Mortality and Expense Charge will be equal to an annualized rate of 1.30% of the Daily Net Assets of the Variable Account.

(40) Currently, the charge associated with the 5% Nationwide Lifetime Income Rider is equal to 0.75% of the Current Income Benefit Base.

(41) The 5% Joint Option for the Nationwide Lifetime Income Rider is only available for election if the 5% Nationwide Lifetime Income Rider is elected. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there currently is no charge associated with the 5% Joint Option for the Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge for the 5% Joint Option for the Nationwide Lifetime Income Rider is 0.15% of the Current Income Benefit Base.

(42) No longer available.

(43) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 3.30% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(44) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 4.10% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(45) For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there is currently no charge associated with the 5% Joint Option for the Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge associated with the 5% Joint Option for the Nationwide Lifetime Income Rider is 0.15% of the Current Income Benefit Base.

(46) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 4.60% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(47) The One-Year Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application.

(48) The Beneficiary Protector II Option is only available for contracts with Annuitants age 75 or younger at the time of application. In addition to the 0.35% charge assessed to Variable Account allocations, allocations made to the Fixed Account will be assessed a fee of 0.35% by decreasing the interest credited to amounts allocated to the Fixed Account.

(49) Currently, the charge for the 7% Nationwide Lifetime Income Rider is 1.20% of the Current Income Benefit Base.

(50) The 7% Joint Option for the Nationwide Lifetime Income Rider may only be elected if and when the 7% Nationwide Lifetime Income Rider is elected. Currently, there is no charge associated with the 7% Joint Option for the Nationwide Lifetime Income Rider.

(51) This charge is a percentage of the Current Income Benefit Base. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(52) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(53) For information about how the Current Income Benefit Base is calculated, see “Determination of the Income Benefit Base Prior to the First Withdrawal.”

(54) Election of the Liquidity Option replaces the standard 7 year CDSC schedule with the following reduced CDSC schedule:

Range of Liquidity Option CDSC over time:	Number of Completed Years from Date of Contract Issuance	0	1	2	3	4
	CDSC Percentage	7%	7%	6%	5%	0%
	Nationwide will discontinue deducting the charge associated with the Liquidity Option 4 years from the date the contract was issued.

(55) Currently, the charge for the 5% Nationwide Lifetime Income Rider is 0.75% of the Current Income Benefit Base.

(56) The 5% Joint Option for the Nationwide Lifetime Income Rider may only be elected if and when the 5% Nationwide Lifetime Income Rider is elected.

(57) The 5% Joint Option for the Nationwide Lifetime Income Rider may only be elected if and when the 5% Nationwide Lifetime Income Rider is elected. Currently, there is no charge associated with the 5% Joint Option for the Nationwide Lifetime Income Rider.

(58) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 3.55% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.”

(59) The Combination Enhanced Death Benefit Option is only available for contracts with Annuitants age 70 or younger at the time of application.

(60) For contracts issued on or after January 14, 2013, or the date of state approval (whichever is later), the current price for the Joint Option for the 7% Nationwide Lifetime Income Rider is equal to 0.30% of the Current Income Benefit Base.

(61) Currently, the charge associated with the Nationwide Lifetime Income Track option is equal to 0.80% of the Current Income Benefit Base.

(62) Currently, the charge associated with Nationwide Lifetime Income Capture option is equal to 1.20% of the Current Income Benefit Base.

(63) The Joint Option for the Nationwide Lifetime Income Capture option may only be elected if and when the Nationwide Lifetime Income Capture option is elected. Currently, the charge associated with the Joint Option for the Nationwide Lifetime Income Capture option is equal to 0.30% of the Current Income Benefit Base.

(64) The Joint Option for the Nationwide Lifetime Income Track option may only be elected if and when the Nationwide Lifteime Income Track option is elected. Currently, the charge associated with the Joint Option for the Nationwide Lifetime Income Track option is equal to 0.15% of the Current Income Benefit Base

(65) Available until September 1, 2004 or until state approval is received for the One-Year Enhanced Death Benefit II Option

(66) Available until September 1, 2004 or until state approval is received for the One-Month Enhanced Death Benefit II Option

(67) Available until September 1, 2004 or until state approval is received for the Combination Enhanced Death Benefit II Option

(68) Only available until state approval is received for the One-Month Enhanced Death Benefit II Option

(69) The Combination Enhanced Death Benefit II Option is only available until state approval is received for the Combination Enhanced Death Benefit III Option. For contracts issued on or after January 13, 2014, or the date of state approval (whichever is alter), the charge associated with teh Combination Enhanced Death Benefit II Option is an annualized rate of 0.65% of the Daily Net Assets. For contracts issued before January 13, 2014, or the date of state approval (whichever is later), the charge associated with the Combination Enhanced Death Benefit II Option is an annualized rate of 0.35% of the Daily Net Assets. The Combination Enhanced Death Benefit II Option is only available for contracts with Annuitants age 75 or younger at the time of application.

(70) The Combination Enhanced Death Benefit III Option is only available for contracts with Annuitants age 70 or younger at the time of application.

(71) Available beginning January 12, 2015, or the date of state approval (whichever is later).

(72) The Combination Enhanced Death Benefit Option is only available until state approval is received for the Combination Enhanced Death Benefit III Option. For contracts issued on or after January 13, 2014, or the date of state approval (whichever is later), the charge associated with the Combination Enhanced Death Benefit Option is an annualized rate of 0.65% of the Daily Net Assets. For contracts issued before January 13, 2014, or the date of state approval (whichever is later), the charge associated with the Combination Enhanced Death Benefit Option is an annualized rate of 0.45% of the Daily Net Assets.

(73) Available until state approval is received for the Combination Enhanced Death Benefit II Option.

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

The following table provides variable account charges by asset fee rates for the period ended December 31, 2014.

	Total	ALMCS	ALVDAA	ALVDAB	ACVIP1	AFGF	AFHY	AVPAP2

0.40%	$559,091	$-	$155	$-	$333	$-	$-	$503
0.60%	80,108	-	92	-	91	-	-	-
0.65%	274,968	-	-	-	-	-	-	-
0.75%	810,591	-	-	-	-	-	-	-
0.80%	208,186	-	-	-	-	-	-	-
0.85%	1,073,553	-	-	-	-	-	-	-
0.95%	308,954	1,566	-	-	-	-	-	-
1.05%	293,224	3,895	-	-	-	-	-	-
1.10%	11,837,941	-	-	113	-	-	-	-
1.15%	59,258,619	-	-	1,561	-	-	-	221,584
1.20%	363,991	-	-	-	-	-	-	-
1.25%	4,961,594	-	-	20	-	-	-	-
1.30%	163,935,790	-	-	11,126	-	162,756	15,079	3,640,475
1.35%	14,829,869	-	-	1,598	-	-	-	83,244
1.40%	16,643,146	-	-	300	-	-	-	-
1.45%	5,745,622	-	-	-	-	-	-	-
1.50%	40,482,573	-	-	23,875	-	-	-	977,359
1.55%	40,135,408	-	-	1,226	-	-	-	-
1.60%	10,865,773	-	-	19,705	-	-	-	208,630
1.65%	11,220,525	-	-	1,320	-	-	-	103,662
1.70%	2,919,537	-	-	-	-	-	-	467
1.75%	139,303,743	-	-	54,858	-	-	-	2,781,631
1.80%	9,670,708	-	-	11,699	-	-	-	91,394
1.85%	21,193,221	-	-	4,452	-	-	-	657,537
1.90%	3,441,361	-	-	-	-	-	-	-
1.95%	29,291,085	-	-	19,127	-	-	-	585,586
2.00%	10,757,923	-	-	4,456	-	-	-	30,121
2.05%	6,288,033	-	-	8,160	-	-	-	156,495
2.10%	7,505,428	-	-	5,554	-	-	-	74,000
2.15%	5,912,692	-	-	192	-	-	-	1,067
2.20%	12,785,402	-	-	20,486	-	-	-	424,479
2.25%	1,828,525	-	-	4,283	-	-	-	24,266
2.30%	6,594,626	-	-	7,759	-	-	-	86,717
2.35%	4,776,117	-	-	-	-	-	-	-
2.40%	2,804,231	-	-	10,429	-	-	-	113,389
2.45%	1,297,749	-	-	574	-	-	-	5,398
2.50%	4,135,628	-	-	615	-	-	-	62,748
2.55%	1,358,380	-	-	3,321	-	-	-	768
2.60%	356,533	-	-	273	-	-	-	-
2.65%	556,247	-	-	180	-	-	-	-
2.70%	420,365	-	-	-	-	-	-	-
2.75%	261,378	-	-	-	-	-	-	4,167
2.80%	214,008	-	-	-	-	-	-	-
2.85%	143,246	-	-	-	-	-	-	-
2.90%	59,434	-	-	-	-	-	-	-
2.95%	60,240	-	-	-	-	-	-	-
3.00%	80,518	-	-	-	-	-	-	-
3.05%	28,437	-	-	-	-	-	-	-
3.10%	5,904	-	-	-	-	-	-	-
3.40%	1,764	-	-	-	-	-	-	-

Totals	$657,941,989	$5,461	$247	$217,262	$424	$162,756	$15,079	$10,335,687

	AFGC	MLVGA3	CHSMM	DWVVLS	DWVSVS	DSIF	DSIFS	DSRG

0.40%	$-	$842	$-	$1,031	$161	$-	$562	$-
0.60%	-	548	-	888	893	-	-	-
0.65%	-	9	-	-	-	-	1,384	-
0.75%	-	4,545	12,873	-	-	-	10,529	-
0.80%	-	484	-	-	-	11,660	-	2,779
0.85%	-	927	19,423	-	-	-	27,336	-
0.95%	-	862	24,670	-	-	-	21,212	-
1.05%	-	2,338	27,432	-	-	-	20,086	-
1.10%	-	25,321	-	-	14	-	41,283	-
1.15%	-	119,977	-	-	7,663	-	335,725	-
1.20%	-	679	-	-	-	-	9,671	-
1.25%	-	38,818	-	-	780	-	33,472	-
1.30%	12,066	434,316	-	-	32,746	2,177,813	272,976	470,346
1.35%	-	123,933	3,204	-	8,513	-	81,543	-
1.40%	-	57,758	-	-	1,148	1,015,517	20,339	122,963
1.45%	-	36,882	18	-	605	-	96,829	-
1.50%	-	779,440	-	-	23,435	-	241,151	-
1.55%	-	217,741	48	-	4,294	-	228,957	-
1.60%	-	400,335	-	-	15,341	-	85,534	-
1.65%	-	95,678	-	-	3,322	-	63,548	-
1.70%	-	13,294	-	-	-	-	16,723	-
1.75%	-	1,098,962	-	-	30,615	-	429,671	-
1.80%	-	161,148	-	-	1,860	-	73,227	-
1.85%	-	86,588	-	-	10,374	-	108,161	-
1.90%	-	13,127	-	-	274	-	11,572	-
1.95%	-	478,832	-	-	28,374	-	78,696	-
2.00%	-	56,620	-	-	2,601	-	64,091	-
2.05%	-	64,772	-	-	9,692	-	22,554	-
2.10%	-	103,813	-	-	3,743	-	32,833	-
2.15%	-	41,921	-	-	1,935	-	8,131	-
2.20%	-	235,963	-	-	17,579	-	49,455	-
2.25%	-	13,948	-	-	28	-	6,744	-
2.30%	-	79,659	-	-	9,179	-	30,332	-
2.35%	-	3,273	-	-	44	-	8,296	-
2.40%	-	59,747	-	-	4,174	-	3,517	-
2.45%	-	6,379	-	-	335	-	2,720	-
2.50%	-	5,545	-	-	2,001	-	2,929	-
2.55%	-	8,750	-	-	1,394	-	6,134	-
2.60%	-	3,515	-	-	-	-	-	-
2.65%	-	5,701	-	-	1,518	-	656	-
2.70%	-	-	-	-	-	-	894	-
2.75%	-	894	-	-	17	-	-	-
2.80%	-	-	-	-	-	-	139	-
2.85%	-	329	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$12,066	$4,884,213	$87,668	$1,919	$224,652	$3,204,990	$2,549,612	$596,088

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	ETVFR	FRESS2	GVGMNS	HVIE	HVSIT	IVMCC2	IVKMG2	IVBRA1

0.40%	$1,179	$478	$95	$89	$198	$102	$-	$333
0.60%	374	1,619	1	335	91	-	-	277
0.65%	-	-	-	120	644	40	-	-
0.75%	-	-	-	1,555	617	239	1,256	-
0.80%	-	-	-	-	-	-	455	-
0.85%	-	-	-	2,983	1,538	37	1,762	-
0.95%	-	-	-	-	-	-	890	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	191	4,112	71	4,116	-
1.15%	2,028	-	1,067	11,725	31,306	3,191	34,201	-
1.20%	-	-	-	-	-	-	562	-
1.25%	115	-	-	26	963	63	8,539	-
1.30%	13,096	-	7,047	76,671	153,478	23,440	47,346	-
1.35%	12,979	-	226	5,632	9,876	2,210	13,141	-
1.40%	168	-	200	641	930	186	4,614	-
1.45%	1,692	-	40	1,993	722	98	6,060	-
1.50%	11,103	-	19,297	27,045	53,410	21,767	16,120	-
1.55%	6,615	-	1,043	1,556	15,710	1,667	40,234	-
1.60%	10,922	-	9,878	8,716	17,478	9,984	4,096	-
1.65%	46,124	-	435	4,123	10,841	2,897	5,386	-
1.70%	39	-	3	774	128	33	4,357	-
1.75%	13,280	-	23,732	39,721	82,888	39,494	59,581	-
1.80%	4,464	-	614	1,922	8,647	2,930	7,135	-
1.85%	795	-	6,048	7,985	42,250	9,410	8,374	-
1.90%	157	-	-	49	7,690	-	2,172	-
1.95%	7,088	-	9,029	13,614	34,056	15,028	18,649	-
2.00%	3,560	-	1,268	1,196	11,633	2,066	5,486	-
2.05%	1,948	-	4,086	3,626	14,406	3,382	2,888	-
2.10%	2,075	-	2,011	2,092	6,404	7,257	21,123	-
2.15%	-	-	148	-	1,794	2,821	5,799	-
2.20%	652	-	5,967	13,343	8,963	4,885	4,835	-
2.25%	951	-	679	33	115	298	1,221	-
2.30%	192	-	406	3,201	12,394	11,396	6,776	-
2.35%	-	-	-	210	3,320	470	5,314	-
2.40%	5,175	-	319	1,530	3,145	1,298	75	-
2.45%	360	-	124	-	2,619	988	1,806	-
2.50%	288	-	50	668	778	374	2,442	-
2.55%	-	-	-	1,724	8,469	3,180	1,560	-
2.60%	-	-	-	-	85	-	182	-
2.65%	-	-	-	1,190	1,154	50	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	126	-	-	-	-	17	648	-
2.80%	-	-	-	-	-	-	-	-
2.85%	-	-	170	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$147,545	$2,097	$93,983	$236,279	$552,852	$171,369	$349,201	$610

	JPMMV1	JABS	JAMGS	JACAS	JAGTS	JAIGS	LZREMS	MIGSC

0.40%	$-	$-	$149	$1,676	$487	$-	$830	$-
0.60%	-	-	181	699	367	-	369	-
0.65%	-	-	-	966	-	-	-	-
0.75%	-	-	-	2,977	268	1,468	-	-
0.80%	638	-	-	3,033	536	2,244	-	-
0.85%	-	-	-	7,674	2,309	3,617	-	-
0.95%	-	13,972	-	11,184	266	12,373	-	545
1.05%	-	24,345	-	11,400	413	8,957	-	-
1.10%	-	652	-	23,414	1,420	5,137	20	242
1.15%	-	17,017	-	224,444	21,775	105,764	2,068	18,025
1.20%	-	70	-	268	-	-	-	409
1.25%	-	9,543	-	16,601	1,537	16,168	161	11,496
1.30%	155,761	198	-	469,840	130,138	290,490	7,692	474
1.35%	-	255	-	75,191	12,056	35,718	1,643	2,798
1.40%	53,948	1,508	-	55,775	24,462	62,794	668	1,730
1.45%	-	4,209	-	21,998	5,588	14,974	1,087	3,538
1.50%	-	11,584	-	137,740	53,877	51,818	4,070	10,812
1.55%	-	27,520	-	174,974	14,572	111,417	1,226	20,758
1.60%	-	2,943	-	65,234	36,722	35,736	3,267	2,593
1.65%	-	-	-	38,533	18,246	19,482	666	882
1.70%	-	5,109	-	14,499	619	9,044	29	4,161
1.75%	-	19,760	-	449,795	46,821	102,614	5,537	13,856
1.80%	-	2,456	-	30,021	12,094	25,292	1,066	3,732
1.85%	-	2,133	-	65,834	12,356	14,473	1,396	6,149
1.90%	-	1,208	-	7,403	550	4,722	609	2,767
1.95%	-	257	-	94,544	21,284	28,992	10,189	1,444
2.00%	-	-	-	59,982	2,357	23,819	368	-
2.05%	-	2,636	-	12,528	4,429	19,271	1,119	5,042
2.10%	-	1,121	-	42,265	9,976	7,640	192	1,055
2.15%	-	2,931	-	24,445	2,199	6,054	179	1,072
2.20%	-	1,443	-	48,229	19,794	18,146	5,540	1,133
2.25%	-	-	-	6,065	1,497	1,600	192	-
2.30%	-	-	-	28,804	3,234	4,298	3,289	259
2.35%	-	-	-	15,670	-	765	-	360
2.40%	-	-	-	6,360	2,247	3,990	7,692	-
2.45%	-	-	-	7,106	782	1,765	274	240
2.50%	-	-	-	9,994	120	381	127	20
2.55%	-	-	-	3,714	5,096	1,601	5,429	38
2.60%	-	-	-	915	77	140	-	-
2.65%	-	-	-	2,539	1,324	3,492	20	-
2.70%	-	-	-	1,245	-	-	-	-
2.75%	-	-	-	159	153	93	2,684	-
2.80%	-	-	-	146	-	5,604	560	-
2.85%	-	-	-	-	-	-	6,908	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$210,347	$152,870	$330	$2,275,883	$472,048	$1,061,953	$77,166	$115,630

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	MNDSC	MVUSC	MVFSC	MVIVSC	MSVFI	MSVF2	MSEM	MSEMB

0.40%	$543	$108	$3,842	$3,779	$-	$-	$-	$197
0.60%	-	184	32	239	-	-	-	47
0.65%	-	-	2,026	1,159	-	-	-	-
0.75%	346	-	11,348	6,660	-	-	-	-
0.80%	-	-	872	-	34	-	19	-
0.85%	622	-	18,439	6,997	-	-	-	-
0.95%	-	-	2,323	2,473	-	4,315	-	-
1.05%	-	-	1,538	1,401	-	1,421	-	-
1.10%	163	-	78,618	5,625	-	4,514	-	154
1.15%	15,207	-	639,074	152,444	-	34,246	-	1,382
1.20%	-	-	6,135	-	-	66	-	-
1.25%	782	-	51,858	9,505	-	5,190	-	1,519
1.30%	51,642	-	677,459	539,910	15,652	-	21,493	-
1.35%	9,697	-	172,167	54,457	-	7,829	-	-
1.40%	5,984	-	107,504	29,424	5,182	2,189	11,350	638
1.45%	2,522	-	75,301	26,993	-	10,838	-	587
1.50%	37,572	-	280,789	212,664	-	12,890	-	3,668
1.55%	12,395	-	577,665	93,056	-	40,512	-	1,508
1.60%	19,313	-	123,570	107,313	-	3,166	-	-
1.65%	4,474	-	146,211	43,963	-	6,539	-	-
1.70%	1,287	-	59,639	2,484	-	12,728	-	434
1.75%	72,558	-	1,467,402	497,404	-	54,334	-	621
1.80%	8,909	-	140,322	28,889	-	5,319	-	115
1.85%	8,992	-	151,623	119,649	-	3,131	-	57
1.90%	244	-	38,011	12,465	-	1,886	-	-
1.95%	30,134	-	254,489	116,581	-	6,248	-	-
2.00%	6,130	-	175,624	48,955	-	7,784	-	-
2.05%	10,332	-	51,530	49,070	-	1,827	-	82
2.10%	12,291	-	87,467	27,567	-	2,293	-	-
2.15%	4,250	-	116,700	11,207	-	1,937	-	-
2.20%	11,029	-	103,714	84,249	-	2,155	-	-
2.25%	168	-	22,868	2,994	-	795	-	-
2.30%	7,189	-	56,571	55,139	-	1,820	-	-
2.35%	1,139	-	89,286	6,068	-	2,991	-	-
2.40%	6,346	-	49,486	18,936	-	428	-	-
2.45%	720	-	16,574	8,658	-	146	-	-
2.50%	521	-	10,700	3,649	-	2,304	-	-
2.55%	3,974	-	22,016	31,971	-	72	-	-
2.60%	-	-	12,471	2,117	-	-	-	-
2.65%	1,200	-	4,484	5,715	-	-	-	-
2.70%	-	-	4,725	-	-	-	-	-
2.75%	-	-	1,403	5,315	-	-	-	-
2.80%	-	-	799	2,154	-	-	-	-
2.85%	-	-	231	-	-	-	-	-
2.90%	-	-	927	-	-	-	-	-
2.95%	-	-	619	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	126	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$348,675	$292	$5,916,578	$2,439,298	$20,868	$241,913	$32,862	$11,009

	VKVGR2	MSVRE	MSVREB	NAMAA2	NAMGI2	NVAMV1	NVAMV2	GVAAA2

0.40%	$90	$-	$-	$8	$-	$-	$849	$18,908
0.60%	200	-	-	197	-	-	201	1,745
0.65%	-	-	-	-	-	-	1,359	22,561
0.75%	-	-	-	-	-	-	2,875	44,797
0.80%	-	-	-	-	-	1,850	-	1,114
0.85%	-	-	-	-	-	-	3,794	41,815
0.95%	-	-	-	-	-	-	4,653	727
1.05%	-	-	-	-	-	-	5,518	2,168
1.10%	-	-	-	-	-	-	42,638	2,014,820
1.15%	-	-	25	4,054	396	-	375,980	7,715,498
1.20%	-	-	-	-	-	-	571	13,000
1.25%	-	-	-	15	-	-	50,482	591,754
1.30%	-	108	-	246,557	30,669	549,899	221,080	18,463,809
1.35%	-	-	1	41	-	-	136,595	1,770,562
1.40%	-	325	-	-	-	189,457	23,808	338,973
1.45%	-	-	-	-	-	-	64,998	594,250
1.50%	-	-	28	69,111	6,314	-	128,053	4,942,950
1.55%	-	-	-	27	-	-	343,426	4,730,212
1.60%	-	-	-	12,440	191	-	44,999	666,756
1.65%	-	-	-	4,744	2,503	-	63,858	1,416,594
1.70%	-	-	-	-	-	-	37,453	300,409
1.75%	369	-	-	102,166	9,097	-	526,128	18,415,101
1.80%	-	-	-	2,303	85	-	50,808	892,560
1.85%	-	-	-	32,664	3,497	-	89,573	2,748,599
1.90%	-	-	-	-	-	-	25,836	249,289
1.95%	1,283	-	-	71,884	7,408	-	84,466	3,708,455
2.00%	-	-	-	322	241	-	34,541	1,368,976
2.05%	-	-	-	1,752	874	-	21,224	679,877
2.10%	522	-	-	5,215	1,349	-	36,570	893,141
2.15%	-	-	-	-	-	-	27,485	324,176
2.20%	54	-	-	2,204	-	-	47,836	1,577,594
2.25%	-	-	-	-	95	-	6,035	137,946
2.30%	-	-	-	2,110	503	-	41,822	683,432
2.35%	-	-	-	-	-	-	21,972	324,766
2.40%	-	-	-	19,740	5,275	-	8,574	231,252
2.45%	-	-	-	899	-	-	8,301	170,489
2.50%	-	-	-	2,905	261	-	12,780	503,368
2.55%	243	-	-	-	-	-	18,536	168,329
2.60%	-	-	-	-	-	-	1,835	32,121
2.65%	-	-	-	-	-	-	2,307	65,092
2.70%	-	-	-	-	-	-	1,279	24,073
2.75%	-	-	-	41	274	-	3,640	17,093
2.80%	-	-	-	-	-	-	2,655	37,828
2.85%	-	-	-	27	-	-	86	17,809
2.90%	-	-	-	-	-	-	-	6,092
2.95%	-	-	-	-	-	-	80	706
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	861
3.40%	-	-	-	-	-	-	-	-

	$2,761	$433	$54	$581,426	$69,032	$741,206	$2,627,559	$76,972,447

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	GVABD2	GVAGG2	GVAGR2	GVAGI2	HIBF	GEM	GEM2	GIG

0.40%	$1,147	$3,102	$2,489	$2,339	$67	$302	$-	$266
0.60%	896	1,410	2,970	4,247	44	90	-	294
0.65%	5,303	787	376	6,307	-	-	-	-
0.75%	9,781	3,212	2,638	13,591	285	-	761	-
0.80%	465	1,148	2,148	445	1,582	728	-	770
0.85%	7,259	5,528	9,463	10,417	1,555	-	1,556	-
0.95%	4,967	1,523	2,177	2,544	3,634	-	765	-
1.05%	1,635	1,411	3,005	534	1,059	-	796	-
1.10%	444,106	33,479	68,054	439,931	2,903	-	1,943	-
1.15%	2,415,305	266,046	433,185	2,528,910	100,721	-	70,788	-
1.20%	6,529	999	1,416	6,049	730	-	625	-
1.25%	111,846	29,832	38,633	114,215	17,977	-	8,910	-
1.30%	6,986,742	593,455	812,601	7,485,911	99,107	105,990	34,233	139,782
1.35%	510,754	110,870	156,718	566,991	27,109	-	21,808	-
1.40%	61,026	37,192	66,886	47,280	28,440	21,910	3,308	79,931
1.45%	211,282	33,220	60,961	206,632	24,060	-	15,257	-
1.50%	1,555,945	276,162	491,451	1,904,582	85,226	-	72,597	-
1.55%	1,473,406	221,532	395,385	1,553,990	97,993	-	57,108	-
1.60%	90,255	165,665	264,848	307,625	55,009	-	58,623	-
1.65%	419,548	58,021	104,029	468,835	20,091	-	19,390	-
1.70%	104,565	16,801	36,535	97,815	7,732	-	3,563	-
1.75%	5,474,783	666,326	1,063,744	6,046,669	107,017	-	96,471	-
1.80%	287,961	71,055	122,193	324,817	42,127	-	18,751	-
1.85%	1,261,494	90,647	147,189	1,389,034	51,175	-	17,464	-
1.90%	147,793	13,552	26,268	152,280	2,831	-	1,810	-
1.95%	1,006,542	203,698	371,474	1,226,672	26,702	-	44,911	-
2.00%	379,874	48,701	104,498	436,084	12,120	-	8,751	-
2.05%	365,742	30,569	86,412	414,139	9,014	-	27,716	-
2.10%	256,704	54,766	61,428	301,064	6,522	-	30,461	-
2.15%	181,073	18,779	31,479	197,488	3,275	-	4,364	-
2.20%	397,119	74,121	129,186	498,188	31,566	-	45,063	-
2.25%	69,883	6,964	11,954	78,309	1,344	-	2,150	-
2.30%	327,528	35,292	49,203	381,271	14,013	-	9,516	-
2.35%	273,707	9,563	24,418	284,140	836	-	1,110	-
2.40%	106,132	17,149	29,635	139,286	1,191	-	4,557	-
2.45%	59,817	4,929	10,048	75,500	1,451	-	2,572	-
2.50%	354,865	11,973	17,725	378,018	287	-	1,674	-
2.55%	32,566	7,158	10,874	41,747	1,278	-	6,045	-
2.60%	28,430	885	2,342	31,155	-	-	2,251	-
2.65%	53,597	1,807	11,829	59,472	344	-	5,751	-
2.70%	22,099	254	1,654	20,879	-	-	-	-
2.75%	9,548	357	974	9,434	28	-	74	-
2.80%	6,740	541	1,207	17,644	-	-	5,395	-
2.85%	16,283	195	171	17,332	-	-	-	-
2.90%	4,750	-	-	5,036	-	-	-	-
2.95%	699	40	29	738	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	851	-	-	901	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$25,549,342	$3,230,716	$5,271,902	$28,296,487	$888,445	$129,020	$708,888	$221,043

	NVIE6	NVNMO1	NVNMO2	NVNSR1	NVNSR2	NVCRA2	NVCRB2	NVCCA2

0.40%	$151	$-	$260	$-	$623	$-	$1,405	$11,584
0.60%	-	-	-	-	263	-	-	1,248
0.65%	30	-	37	-	1,765	-	8,084	35,014
0.75%	554	-	989	-	6,143	814	23,355	36,108
0.80%	-	3,836	-	221	-	295	35	17
0.85%	2,051	-	902	-	9,805	880	55,826	100,093
0.95%	517	-	108	-	-	-	-	-
1.05%	296	-	33	-	379	-	-	-
1.10%	8,511	-	7,965	-	39,070	1,875	1,117,991	1,180,597
1.15%	53,538	-	38,840	-	329,863	65,718	2,180,503	4,481,154
1.20%	-	-	177	-	4,524	-	26,929	11,811
1.25%	3,091	-	10,342	-	18,376	5,100	230,781	332,749
1.30%	58,421	742,030	87,025	34,183	103,090	62,396	9,693,052	9,560,849
1.35%	16,395	-	12,588	-	65,596	12,245	462,134	1,175,965
1.40%	1,662	385,444	1,269	5,315	38,294	4,052	54,047	20,847
1.45%	8,808	-	1,681	-	31,417	2,332	180,746	276,964
1.50%	39,991	-	38,074	-	74,527	73,659	2,308,250	2,829,119
1.55%	41,710	-	42,566	-	320,896	52,882	1,185,982	2,133,897
1.60%	15,320	-	16,654	-	28,052	47,412	224,881	116,529
1.65%	9,153	-	8,908	-	74,442	8,973	437,674	552,239
1.70%	2,765	-	1,602	-	31,101	1,231	49,994	173,495
1.75%	114,950	-	95,429	-	689,294	217,227	6,837,162	13,090,339
1.80%	9,165	-	15,523	-	63,404	38,082	261,158	378,073
1.85%	14,185	-	15,396	-	55,678	5,279	1,200,637	1,265,630
1.90%	4,011	-	3,328	-	8,428	1,290	131,684	406,709
1.95%	37,101	-	34,532	-	92,184	69,330	1,176,665	2,903,486
2.00%	12,356	-	10,637	-	105,622	19,665	399,935	599,553
2.05%	11,806	-	6,623	-	34,863	11,655	226,878	349,398
2.10%	8,916	-	5,304	-	55,170	28,120	261,339	614,620
2.15%	2,035	-	6,011	-	75,550	6,074	160,682	426,545
2.20%	12,752	-	19,271	-	49,873	37,382	487,189	833,902
2.25%	1,335	-	401	-	13,199	4,449	43,973	33,255
2.30%	21,461	-	9,799	-	21,531	18,434	303,869	544,336
2.35%	2,879	-	5,548	-	67,697	1,767	199,789	277,576
2.40%	3,329	-	395	-	25,066	5,042	71,158	122,927
2.45%	4,531	-	1,691	-	9,785	1,206	38,482	118,384
2.50%	801	-	241	-	3,761	27,280	469,693	190,556
2.55%	1,017	-	1,992	-	12,757	4,513	24,180	96,976
2.60%	-	-	-	-	2,903	-	9,835	1,452
2.65%	3,186	-	1,313	-	6,740	1,225	16,531	14,426
2.70%	-	-	-	-	3,993	33,098	127,167	7,900
2.75%	622	-	-	-	1,141	3,648	2,064	12,203
2.80%	-	-	739	-	5,077	-	-	-
2.85%	-	-	-	-	222	-	14,177	-
2.90%	-	-	-	-	816	-	-	-
2.95%	-	-	-	-	594	-	2,395	4,877
3.00%	-	-	-	-	-	-	160	1,523
3.05%	-	-	-	-	126	-	760	-
3.10%	-	-	-	-	-	-	1,005	-
3.40%	-	-	-	-	-	-	-	-

	$529,402	$1,131,310	$504,193	$39,719	$2,583,700	$874,630	$30,710,236	$45,324,925

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	NVCCN2	NVCMD2	NVCMA2	NVCMC2	NVCBD1	NVCBD2	NVLCP2	TRF

0.40%	$-	$10,714	$-	$2,336	$-	$149	$878	$-
0.60%	-	242	-	59	-	-	225	-
0.65%	4,249	13,423	-	3,102	-	1,532	800	-
0.75%	16,352	62,295	18,608	19,285	-	6,252	1,497	-
0.80%	-	318	73	-	63	-	313	25,444
0.85%	8,859	66,984	6,290	29,253	-	10,082	975	-
0.95%	-	-	-	-	-	311	97	-
1.05%	-	-	-	-	-	1,577	96	-
1.10%	344,102	1,542,377	129,776	439,279	-	39,775	11,556	-
1.15%	887,709	3,979,767	982,039	1,156,759	-	196,813	69,153	-
1.20%	11,748	36,470	-	3,819	-	3,412	-	-
1.25%	108,472	305,011	46,975	100,083	-	15,402	9,302	-
1.30%	2,631,730	10,513,055	190,630	3,216,052	25,101	78,916	198,696	1,314,400
1.35%	188,661	1,140,829	258,447	274,544	-	43,356	21,918	-
1.40%	54,211	111,951	46,965	53,864	11,667	26,971	11,349	443,399
1.45%	71,391	297,486	78,842	99,525	-	22,046	5,491	-
1.50%	627,372	2,987,728	278,672	791,482	-	58,865	74,994	-
1.55%	745,156	2,287,061	806,142	829,635	-	176,788	59,619	-
1.60%	116,174	435,543	126,933	97,848	-	52,788	17,043	-
1.65%	218,657	713,078	219,573	227,559	-	52,014	21,454	-
1.70%	18,734	128,745	27,412	35,452	-	27,887	3,555	-
1.75%	2,678,841	11,006,621	1,488,450	2,961,710	-	485,449	194,114	-
1.80%	258,143	478,981	154,029	203,807	-	49,323	13,187	-
1.85%	489,089	1,370,083	86,000	626,342	-	27,575	49,110	-
1.90%	41,725	208,467	62,911	80,481	-	5,383	2,405	-
1.95%	516,384	2,137,994	237,780	548,212	-	69,655	37,315	-
2.00%	402,191	763,607	278,956	168,788	-	58,547	8,852	-
2.05%	99,830	384,179	35,002	86,621	-	15,056	5,604	-
2.10%	196,979	538,039	75,188	184,003	-	29,919	11,494	-
2.15%	56,234	275,336	118,056	71,818	-	51,327	5,173	-
2.20%	239,198	1,000,827	171,290	188,328	-	26,124	19,946	-
2.25%	19,504	99,679	52,350	48,304	-	12,208	376	-
2.30%	138,973	371,769	137,303	136,106	-	7,545	18,701	-
2.35%	64,423	228,530	42,076	45,113	-	53,847	1,614	-
2.40%	19,749	94,406	36,941	27,847	-	14,587	941	-
2.45%	35,547	59,280	14,895	29,288	-	5,223	156	-
2.50%	51,478	185,359	82,349	72,038	-	3,848	2,354	-
2.55%	12,704	78,873	2,271	3,651	-	4,527	220	-
2.60%	5,655	20,993	6,397	16,774	-	2,419	455	-
2.65%	9,421	17,878	3,956	11,248	-	593	669	-
2.70%	1,487	13,411	1,902	1,740	-	1,866	1,780	-
2.75%	52,011	16,327	615	3,540	-	1,323	-	-
2.80%	2,786	754	2,283	-	-	718	-	-
2.85%	4,266	16,969	-	9,072	-	183	-	-
2.90%	-	-	3,524	2,825	-	865	-	-
2.95%	-	6,449	-	6,607	-	194	-	-
3.00%	-	1,668	-	-	-	-	-	-
3.05%	1,633	7,738	3,546	-	-	94	-	-
3.10%	-	2,286	-	-	-	-	-	-
3.40%	-	1,764	-	-	-	-	-	-

	$11,451,828	$44,021,344	$6,315,447	$12,914,199	$36,831	$1,743,334	$883,477	$1,783,243

	TRF2	GBF	CAF	CAF2	GVIX2	GVIX8	GVIDA	NVDBL2

0.40%	$3	$208	$167	$1,216	$195	$-	$1,411	$4,160
0.60%	-	43	93	-	-	-	-	59
0.65%	1,319	2,294	-	982	-	346	-	3,963
0.75%	2,761	7,998	-	1,601	-	538	2,079	27,437
0.80%	-	2,729	6,172	-	-	270	5,619	51
0.85%	7,677	10,390	-	679	-	4,927	1,011	49,746
0.95%	2,353	9,480	-	8	-	2,108	1,089	-
1.05%	3,847	10,000	-	21	-	969	2,209	906
1.10%	36,376	51,449	-	1,971	-	34,399	12,788	268,596
1.15%	329,179	555,138	-	32,651	-	57,983	282,605	1,056,266
1.20%	4,572	5,005	-	-	-	100	5,513	5,372
1.25%	19,372	45,033	-	606	-	1,580	60,905	72,734
1.30%	48,886	758,090	359,088	136,244	-	96,853	113,518	6,619,460
1.35%	73,480	127,262	-	11,891	-	11,491	97,581	204,581
1.40%	37,755	338,439	110,230	11,691	-	8,808	68,400	31,659
1.45%	26,589	66,412	-	3,942	-	9,309	25,086	17,366
1.50%	57,650	102,291	-	60,483	-	48,934	206,201	1,419,838
1.55%	341,721	476,223	-	12,081	-	28,526	197,504	344,392
1.60%	19,069	43,716	-	35,873	-	29,159	115,830	145,195
1.65%	68,000	99,501	-	19,087	-	5,237	130,827	176,151
1.70%	35,696	50,011	-	1,366	-	1,069	34,286	14,157
1.75%	660,293	879,731	-	176,567	-	91,914	764,435	3,363,497
1.80%	64,516	91,667	-	3,270	-	12,478	54,144	117,845
1.85%	30,203	56,144	-	35,927	-	13,274	70,988	512,158
1.90%	8,134	15,897	-	1,320	-	579	85,011	99,162
1.95%	67,046	135,951	-	36,743	-	38,357	263,759	652,542
2.00%	98,893	118,836	-	9,960	-	9,829	100,925	132,520
2.05%	16,419	23,529	-	12,225	-	7,292	104,527	139,315
2.10%	31,065	40,318	-	11,201	-	2,016	93,683	113,793
2.15%	79,627	86,088	-	2,757	-	1,173	273,315	127,436
2.20%	22,964	50,990	-	33,294	-	16,056	47,580	363,690
2.25%	15,288	15,059	-	3,000	-	1,344	117,796	67,575
2.30%	13,192	29,699	-	20,565	-	4,459	84,367	144,024
2.35%	74,631	77,748	-	393	-	4,072	205,636	175,875
2.40%	24,512	24,883	-	3,844	-	6,741	45,289	77,471
2.45%	9,208	7,236	-	3,770	-	1,146	20,748	11,481
2.50%	3,680	7,876	-	2,301	-	1,062	59,090	350,224
2.55%	5,324	5,745	-	1,480	-	3,447	42,435	15,387
2.60%	5,224	4,419	-	-	-	77	10,814	9,014
2.65%	1,322	3,475	-	1,951	-	51	6,802	10,077
2.70%	4,400	4,410	-	-	-	-	29,963	13,084
2.75%	1,360	3,833	-	205	-	-	-	66
2.80%	746	989	-	-	-	-	11,669	6,239
2.85%	245	203	-	-	-	-	-	4,492
2.90%	820	947	-	-	-	-	143	1,524
2.95%	597	593	-	-	-	-	21,469	6,640
3.00%	-	-	-	-	-	-	10,155	-
3.05%	143	110	-	-	-	-	6,479	4,026
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$2,356,157	$4,448,088	$475,750	$693,166	$195	$557,973	$3,895,684	$16,981,246

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC	MCIF	SAM	NVMIG1

0.40%	$13,180	$-	$6,791	$154	$3,134	$1,053	$3,317	$-
0.60%	785	183	83	-	184	211	30	-
0.65%	48,555	11,883	37,892	3,459	9,833	1,481	3,221	-
0.75%	95,790	16,793	62,671	10,548	31,005	2,924	24,064	-
0.80%	224	278	6,065	10,440	1,687	2,050	7,431	1,085
0.85%	123,269	17,087	67,014	12,421	25,564	11,219	14,699	-
0.95%	11	-	8,664	8,511	4,398	2,542	6,425	-
1.05%	3,900	1,166	4,381	12,789	2,026	1,863	4,003	-
1.10%	388,089	175,362	941,349	232,585	236,188	7,747	79,714	-
1.15%	1,990,277	987,638	5,334,088	3,336,733	1,475,441	183,402	975,997	-
1.20%	1,955	15,453	21,924	43,254	5,890	1,325	7,158	-
1.25%	88,629	56,368	399,310	240,157	132,489	24,636	83,373	-
1.30%	6,245,603	2,594,949	7,387,967	397,276	2,772,337	546,532	2,142,577	211,596
1.35%	451,986	166,932	956,507	672,331	342,293	56,792	215,388	-
1.40%	15,575	108,328	744,828	372,099	197,015	120,913	647,688	92,865
1.45%	186,543	100,002	350,459	232,844	161,564	39,210	114,750	-
1.50%	1,378,558	656,978	2,160,430	492,531	611,592	121,880	445,800	-
1.55%	809,228	595,234	3,400,836	2,505,256	1,015,593	159,085	911,989	-
1.60%	116,631	197,915	501,474	226,178	170,958	64,132	351,050	-
1.65%	302,524	170,230	759,094	466,964	305,415	25,159	154,698	-
1.70%	43,701	20,692	244,340	159,497	57,270	14,941	44,248	-
1.75%	6,190,834	2,296,867	9,883,438	3,486,863	2,958,209	327,482	1,524,568	-
1.80%	126,187	224,689	623,589	358,996	172,261	42,488	203,447	-
1.85%	710,299	405,226	1,028,528	221,057	324,194	49,444	352,294	-
1.90%	49,579	30,101	406,968	348,219	163,407	6,444	30,039	-
1.95%	1,202,986	273,121	1,623,024	591,847	364,373	95,234	280,883	-
2.00%	236,389	321,057	740,227	349,644	244,631	26,047	132,474	-
2.05%	99,093	130,172	369,365	193,904	72,374	20,526	85,586	-
2.10%	286,271	91,049	446,823	255,590	151,950	24,666	89,064	-
2.15%	109,898	74,041	897,211	466,027	160,587	11,709	52,537	-
2.20%	371,482	269,665	535,536	130,283	185,925	50,798	131,747	-
2.25%	13,726	25,335	205,895	118,995	81,814	5,462	21,135	-
2.30%	145,281	123,978	321,372	173,806	110,543	13,982	86,345	-
2.35%	46,672	50,915	697,289	276,858	140,822	13,056	21,262	-
2.40%	35,150	12,229	134,277	131,059	38,092	10,204	18,374	-
2.45%	31,807	16,009	74,208	43,876	4,938	5,695	15,980	-
2.50%	50,286	68,481	323,640	167,851	137,094	9,097	13,683	-
2.55%	28,123	28,925	99,167	52,189	57,190	5,714	4,968	-
2.60%	-	9,391	15,588	7,169	5,145	157	1,403	-
2.65%	623	23,960	31,769	4,557	6,897	1,239	12,230	-
2.70%	-	3,910	33,327	4,222	4,546	-	931	-
2.75%	-	298	13,359	15,373	1,408	79	3,056	-
2.80%	-	1,230	1,817	7,924	-	-	418	-
2.85%	-	-	6,228	15,379	251	-	25	-
2.90%	-	-	13,545	9,234	2,043	-	165	-
2.95%	-	-	-	-	-	-	17	-
3.00%	4,368	-	39,609	1,160	21,875	-	-	-
3.05%	-	-	-	2,688	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$22,044,067	$10,374,120	$41,961,966	$16,870,797	$12,972,445	$2,108,620	$9,320,251	$305,546

	NVMIG6	GVDIVI	GVDIV2	NVMLG1	NVMLG2	NVMLV1	NVMLV2	NVMMG1

0.40%	$239	$-	$197	$-	$690	$-	$827	$-
0.60%	-	-	-	-	238	-	153	-
0.65%	1,358	-	315	-	903	-	591	-
0.75%	4,235	-	2,121	-	5,540	-	5,303	-
0.80%	-	128	-	1,629	-	301	33	6,628
0.85%	6,358	-	1,241	-	3,036	-	950	-
0.95%	530	-	1,990	-	3,447	-	1,302	-
1.05%	1,544	-	944	-	3,592	-	14	-
1.10%	36,164	-	15,047	-	20,163	-	10,824	-
1.15%	323,871	-	87,576	-	232,811	-	84,972	-
1.20%	4,788	-	755	-	3,109	-	1,778	-
1.25%	19,551	-	5,629	-	28,892	-	16,616	-
1.30%	87,538	27,664	72,838	107,970	91,302	42,440	140,735	2,118,570
1.35%	74,538	-	16,407	-	53,978	-	26,236	-
1.40%	35,309	14,689	3,513	30,342	21,117	21,836	9,755	420,129
1.45%	34,518	-	9,746	-	31,295	-	13,741	-
1.50%	78,662	-	40,761	-	110,686	-	126,230	-
1.55%	327,486	-	71,653	-	275,685	-	102,372	-
1.60%	26,825	-	13,299	-	49,927	-	41,165	-
1.65%	65,794	-	14,724	-	53,471	-	26,581	-
1.70%	33,858	-	8,598	-	25,099	-	18,221	-
1.75%	680,661	-	163,649	-	426,172	-	221,813	-
1.80%	65,805	-	7,184	-	70,339	-	41,638	-
1.85%	37,994	-	20,466	-	50,187	-	46,958	-
1.90%	7,938	-	7,179	-	10,230	-	2,126	-
1.95%	87,907	-	38,387	-	77,695	-	60,893	-
2.00%	101,321	-	16,414	-	64,206	-	23,832	-
2.05%	15,834	-	21,611	-	18,630	-	16,976	-
2.10%	30,615	-	8,296	-	33,011	-	18,075	-
2.15%	79,817	-	3,423	-	41,822	-	8,741	-
2.20%	32,309	-	16,524	-	50,310	-	24,889	-
2.25%	13,019	-	1,915	-	11,222	-	4,695	-
2.30%	14,183	-	11,428	-	21,640	-	17,980	-
2.35%	69,522	-	5,599	-	28,748	-	1,911	-
2.40%	25,624	-	3,532	-	16,260	-	3,948	-
2.45%	10,243	-	1,903	-	6,055	-	7,383	-
2.50%	4,652	-	3,932	-	4,183	-	6,293	-
2.55%	7,509	-	1,009	-	5,785	-	1,423	-
2.60%	2,742	-	933	-	1,676	-	148	-
2.65%	2,062	-	3,209	-	1,291	-	4,597	-
2.70%	4,760	-	113	-	1,762	-	-	-
2.75%	1,301	-	131	-	687	-	377	-
2.80%	1,010	-	5,502	-	282	-	-	-
2.85%	228	-	80	-	83	-	-	-
2.90%	719	-	-	-	321	-	-	-
2.95%	689	-	-	-	271	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	141	-	-	-	47	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$2,461,771	$42,481	$709,773	$139,941	$1,957,896	$64,577	$1,143,095	$2,545,327

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	NVMMG2	NVMMV1	NVMMV2	SCGF	SCGF2	SCVF	SCVF2	SCF

0.40%	$308	$71	$-	$-	$10	$83	$74	$346
0.60%	358	-	-	-	-	132	-	1,720
0.65%	694	-	1,173	-	-	-	123	-
0.75%	2,300	-	6,292	-	144	-	2,398	-
0.80%	-	-	2,439	831	-	2,653	-	6,283
0.85%	4,365	-	5,051	-	834	-	181	-
0.95%	5,482	-	146	-	702	-	1,748	-
1.05%	1,773	-	157	-	138	-	627	-
1.10%	30,862	-	29,508	-	2,924	-	2,590	-
1.15%	255,766	-	235,470	-	38,208	-	72,983	-
1.20%	3,266	-	2,931	-	9	-	234	-
1.25%	25,900	-	18,024	-	5,563	-	19,311	-
1.30%	93,979	-	1,904,314	73,105	32,696	362,057	49,358	708,491
1.35%	71,889	-	62,778	-	9,426	-	21,644	-
1.40%	25,105	-	572,851	16,255	3,156	125,388	6,030	323,338
1.45%	42,869	-	25,366	-	8,568	-	20,705	-
1.50%	81,509	-	77,350	-	34,215	-	39,740	-
1.55%	261,646	-	251,637	-	33,059	-	55,950	-
1.60%	32,401	-	24,324	-	14,635	-	21,541	-
1.65%	69,360	-	58,649	-	8,762	-	12,845	-
1.70%	29,629	-	22,842	-	7,079	-	5,185	-
1.75%	471,633	-	521,843	-	72,253	-	80,640	-
1.80%	54,088	-	45,852	-	9,665	-	12,500	-
1.85%	43,124	-	43,207	-	18,784	-	13,935	-
1.90%	13,435	-	15,659	-	2,156	-	3,340	-
1.95%	76,907	-	95,943	-	26,248	-	30,306	-
2.00%	67,737	-	83,104	-	6,711	-	8,694	-
2.05%	11,625	-	34,007	-	3,304	-	4,623	-
2.10%	25,356	-	28,749	-	6,063	-	8,025	-
2.15%	51,351	-	57,421	-	2,576	-	2,715	-
2.20%	26,218	-	34,657	-	16,999	-	14,441	-
2.25%	8,122	-	8,620	-	206	-	1,440	-
2.30%	11,371	-	14,526	-	4,392	-	4,336	-
2.35%	47,275	-	47,771	-	3,792	-	2,213	-
2.40%	19,040	-	20,981	-	1,349	-	2,127	-
2.45%	9,158	-	6,146	-	1,717	-	1,274	-
2.50%	4,580	-	4,783	-	1,689	-	520	-
2.55%	3,769	-	6,804	-	192	-	2,345	-
2.60%	3,578	-	2,189	-	256	-	255	-
2.65%	561	-	2,326	-	1,891	-	1,203	-
2.70%	2,212	-	3,108	-	-	-	31	-
2.75%	904	-	947	-	112	-	188	-
2.80%	631	-	3,812	-	197	-	-	-
2.85%	108	-	145	-	-	-	-	-
2.90%	381	-	487	-	-	-	-	-
2.95%	342	-	427	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	62	-	95	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$1,993,029	$71	$4,384,911	$90,191	$380,680	$490,313	$528,418	$1,040,178

	SCF2	MSBF	NVSTB2	NVOLG1	NVOLG2	NVTIV3	EIF	EIF2

0.40%	$109	$2,410	$741	$-	$39	$1,228	$1,047	$218
0.60%	-	195	526	-	-	194	388	-
0.65%	8	2,100	176	-	1,014	2,881	-	699
0.75%	423	6,737	4,855	-	2,325	6,542	-	3,547
0.80%	-	540	37	12,679	-	53	-	1,334
0.85%	2,249	7,639	3,314	-	3,459	9,830	-	2,418
0.95%	5,007	4,495	570	-	4,474	-	-	252
1.05%	2,777	956	985	-	6,070	163	-	2,282
1.10%	6,874	32,369	26,385	-	26,241	61,813	-	35,333
1.15%	127,588	250,250	140,597	-	616,101	430,841	-	267,677
1.20%	151	230	429	-	3,257	4,400	-	1,791
1.25%	26,313	23,415	6,970	-	146,060	23,497	-	28,838
1.30%	52,075	642,117	275,753	3,495,831	120,151	474,729	-	389,982
1.35%	51,363	81,410	30,833	-	246,735	92,737	-	68,333
1.40%	5,038	48,649	26,856	1,446,766	56,412	39,591	-	38,758
1.45%	24,475	66,490	27,684	-	111,906	32,960	-	28,846
1.50%	47,256	231,429	116,504	-	189,870	161,997	-	211,902
1.55%	84,046	206,727	106,368	-	662,790	390,132	-	266,054
1.60%	20,947	79,425	71,862	-	67,146	29,096	-	65,232
1.65%	14,924	57,591	27,829	-	86,048	88,279	-	58,557
1.70%	18,336	9,753	15,512	-	51,837	35,581	-	42,259
1.75%	100,425	659,696	372,407	-	509,954	1,008,155	-	581,056
1.80%	12,105	44,692	38,628	-	114,469	79,709	-	63,929
1.85%	12,063	164,123	89,284	-	105,224	92,155	-	90,459
1.90%	8,520	16,000	11,896	-	31,629	9,643	-	15,602
1.95%	22,759	176,029	77,278	-	115,035	183,417	-	137,177
2.00%	11,758	55,750	27,151	-	72,044	129,796	-	70,905
2.05%	11,481	75,491	31,719	-	31,269	26,556	-	28,922
2.10%	7,513	31,436	29,827	-	45,251	64,712	-	31,054
2.15%	5,528	10,981	11,894	-	51,311	86,440	-	34,548
2.20%	13,817	82,344	45,859	-	50,231	67,110	-	67,494
2.25%	400	8,276	5,032	-	13,544	13,601	-	7,507
2.30%	8,439	59,230	48,803	-	29,737	41,759	-	25,965
2.35%	663	28,483	9,144	-	22,733	76,496	-	33,573
2.40%	1,488	7,718	7,456	-	16,730	28,000	-	21,464
2.45%	43	18,537	16,594	-	4,449	15,537	-	6,233
2.50%	308	20,304	23,598	-	4,748	7,227	-	10,190
2.55%	3,789	6,253	4,386	-	1,528	8,453	-	5,119
2.60%	-	4,756	864	-	1,799	2,793	-	1,278
2.65%	226	4,695	4,542	-	1,718	1,181	-	3,601
2.70%	-	422	1,395	-	251	5,394	-	3,051
2.75%	-	368	1,132	-	190	1,179	-	950
2.80%	225	5,787	328	-	763	1,081	-	454
2.85%	-	-	-	-	-	436	-	75
2.90%	-	-	-	-	-	740	-	169
2.95%	28	57	40	-	23	708	-	245
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	139	-	46
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$711,537	$3,236,355	$1,744,043	$4,955,276	$3,626,565	$3,838,961	$1,435	$2,755,378

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	NVRE1	NVRE2	NVLM2	NVLCA2	NCPG2	NCPGI2	IDPG2	IDPGI2

0.40%	$-	$89	$21	$-	$559	$1,382	$732	$315
0.60%	-	113	121	-	781	-	148	-
0.65%	-	107	-	-	-	-	-	-
0.75%	-	2,929	-	-	-	-	-	-
0.80%	5,343	-	-	-	-	-	-	-
0.85%	-	4,569	-	-	-	-	-	-
0.95%	-	7,942	-	-	-	-	-	-
1.05%	-	1,256	-	-	-	-	-	-
1.10%	-	4,355	-	-	214	652	-	-
1.15%	-	212,729	-	-	166,053	47,916	111,523	56,354
1.20%	-	979	-	-	-	-	-	-
1.25%	-	24,866	-	-	-	-	-	-
1.30%	559,848	94,236	-	-	3,124,702	1,584,565	2,028,520	1,104,233
1.35%	-	66,288	-	-	73,529	13,630	11,029	3,169
1.40%	257,394	9,151	-	-	-	10	169	-
1.45%	-	35,453	-	-	4,771	-	-	-
1.50%	-	126,829	-	-	739,268	388,335	357,288	250,788
1.55%	-	152,680	-	-	19,444	3,884	660	1,057
1.60%	-	100,747	6,817	1,042	75,057	40,509	30,260	29,664
1.65%	-	32,113	-	-	73,068	52,379	40,708	23,522
1.70%	-	12,992	-	-	1,399	-	-	-
1.75%	-	188,158	-	-	1,581,615	633,511	1,002,143	551,162
1.80%	-	34,600	532	42	164,700	67,513	49,638	30,396
1.85%	-	53,142	-	-	538,121	208,136	271,126	168,072
1.90%	-	9,653	-	-	-	-	-	-
1.95%	-	76,895	-	-	499,954	260,564	275,089	126,929
2.00%	-	20,034	-	-	18,769	12,603	5,312	12,681
2.05%	-	10,346	-	-	42,706	53,067	39,169	14,832
2.10%	-	19,524	-	-	27,657	14,505	18,423	8,657
2.15%	-	7,026	-	-	20,788	3,063	18,010	3,115
2.20%	-	53,664	-	-	177,317	161,669	123,976	34,112
2.25%	-	5,547	-	-	16,657	16,345	10,788	355
2.30%	-	15,951	-	-	144,723	30,086	49,795	6,848
2.35%	-	422	-	-	1,135	-	-	-
2.40%	-	6,448	-	-	72,741	76,581	55,871	14,764
2.45%	-	2,338	-	-	26,332	2,592	5,290	1,547
2.50%	-	577	-	-	65,633	25,141	23,922	17,068
2.55%	-	3,958	-	-	-	10,081	-	99
2.60%	-	69	-	-	-	-	-	-
2.65%	-	124	-	-	-	17,608	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	181	-	-	85	3,019	-	1
2.80%	-	1,924	-	-	-	-	-	-
2.85%	-	86	-	-	-	26	-	26
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$822,585	$1,401,090	$7,491	$1,084	$7,677,778	$3,729,372	$4,529,589	$2,459,766

	NVSIX2	GVEX2	NOTB4	NOTG4	NOTMG4	PMVFHA	PMVRA	ALVBWB

0.40%	$119	$1,954	$-	$-	$-	$103	$153	$1,858
0.60%	30	196	-	-	-	88	-	-
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	266	-	-	-	-	-	-
1.15%	5,839	30,550	-	-	11,331	-	-	-
1.20%	-	-	-	-	-	-	-	-
1.25%	143	3,623	-	-	-	-	-	-
1.30%	43,661	229,908	16,605	2,738	10,379	-	-	-
1.35%	4,152	26,436	166	555	654	-	-	-
1.40%	1,722	12,799	-	-	-	-	-	-
1.45%	638	5,634	-	-	-	-	-	-
1.50%	40,576	233,221	16,004	16,016	11,020	-	-	-
1.55%	2,517	19,456	-	-	-	-	-	-
1.60%	27,653	109,258	35,129	3,452	9,975	-	-	-
1.65%	4,912	30,950	320	17,009	1,160	-	-	-
1.70%	14	991	-	-	-	-	-	-
1.75%	43,441	276,230	32,335	37,403	18,759	-	-	-
1.80%	4,360	22,244	3,347	1,425	285	-	-	-
1.85%	12,018	60,716	2,670	595	647	-	-	-
1.90%	426	609	-	-	-	-	-	-
1.95%	27,350	204,319	15,759	11,434	15,160	-	-	-
2.00%	3,416	10,819	29	-	-	-	-	-
2.05%	4,573	22,321	586	1	1	-	-	-
2.10%	2,121	19,605	811	1,986	684	-	-	-
2.15%	374	4,105	289	161	-	-	-	-
2.20%	13,992	67,524	5,955	4,188	5,267	-	-	-
2.25%	549	16,064	-	-	1,726	-	-	-
2.30%	2,813	35,821	941	9,725	1,538	-	-	-
2.35%	41	2,203	-	-	-	-	-	-
2.40%	4,092	47,754	1,459	5,651	1,460	-	-	-
2.45%	1,189	4,061	631	-	230	-	-	-
2.50%	1,719	16,868	-	280	646	-	-	-
2.55%	510	4,279	343	-	-	-	-	-
2.60%	12	30	-	-	-	-	-	-
2.65%	70	274	5,378	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	79	1,377	-	-	-	-	-	-
2.80%	215	-	-	-	-	-	-	-
2.85%	-	92	-	-	6,150	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$255,336	$1,522,557	$138,757	$112,619	$97,072	$191	$153	$1,858

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	ALVGIB	ALVSVA	ALVSVB	ACVB	ACVCA	ACVIG	ACVIG2	ACVIP2

0.40%	$-	$734	$303	$-	$-	$-	$-	$1,136
0.60%	-	189	-	-	-	-	-	-
0.65%	-	-	651	-	-	-	-	1,788
0.75%	-	-	1,279	-	-	-	-	13,741
0.80%	-	-	553	1,221	-	437	-	587
0.85%	-	-	945	-	-	-	-	7,012
0.95%	1,850	-	1,697	-	-	-	7,842	9,666
1.05%	3,182	-	2,117	-	-	-	5,287	4,160
1.10%	280	-	15,341	-	-	-	-	38,863
1.15%	13,141	-	89,514	-	-	-	10,826	367,269
1.20%	215	-	73	-	-	-	-	1,541
1.25%	13,109	-	13,076	-	-	-	6,398	43,788
1.30%	2,724	-	267,817	341,837	921	170,869	-	857,322
1.35%	-	-	33,660	-	-	-	548	88,645
1.40%	199	-	19,813	131,646	94	51,015	3,561	71,906
1.45%	4,928	-	9,940	-	-	-	1,664	45,389
1.50%	8,281	-	129,565	-	-	-	3,447	216,159
1.55%	12,753	-	86,875	-	-	-	16,513	311,351
1.60%	2,469	-	57,877	-	-	-	533	81,936
1.65%	-	-	29,330	-	-	-	71	103,943
1.70%	1,605	-	12,564	-	-	-	97	17,297
1.75%	7,916	-	266,795	-	-	-	3,807	793,425
1.80%	12,859	-	25,236	-	-	-	1,483	82,566
1.85%	1,024	-	72,908	-	-	-	3,789	132,243
1.90%	1,404	-	3,103	-	-	-	1,467	9,459
1.95%	1,493	-	92,963	-	-	-	-	201,791
2.00%	-	-	32,139	-	-	-	-	57,109
2.05%	2,997	-	28,951	-	-	-	1,163	33,538
2.10%	147	-	20,865	-	-	-	-	57,539
2.15%	1,677	-	9,476	-	-	-	-	19,277
2.20%	238	-	75,793	-	-	-	443	118,061
2.25%	44	-	3,652	-	-	-	-	7,433
2.30%	64	-	28,382	-	-	-	-	52,960
2.35%	-	-	4,601	-	-	-	-	17,012
2.40%	-	-	8,700	-	-	-	449	10,072
2.45%	-	-	7,089	-	-	-	-	18,745
2.50%	-	-	6,573	-	-	-	-	9,372
2.55%	-	-	18,195	-	-	-	-	5,112
2.60%	-	-	224	-	-	-	-	928
2.65%	-	-	2,113	-	-	-	-	3,494
2.70%	-	-	218	-	-	-	-	541
2.75%	-	-	4,095	-	-	-	-	-
2.80%	-	-	9,711	-	-	-	-	173
2.85%	-	-	83	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	57
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$94,599	$923	$1,494,855	$474,704	$1,015	$222,321	$69,388	$3,914,406

	ACVI	ACVMV1	ACVMV2	DVMCSS	DVSCS	DCAP	DCAPS	DVDLS

0.40%	$-	$523	$1,031	$133	$862	$-	$2,544	$-
0.60%	-	68	-	-	-	-	501	-
0.65%	-	-	359	-	709	-	806	-
0.75%	-	-	5,181	-	4,581	-	5,513	-
0.80%	-	1,075	-	-	951	2,095	-	-
0.85%	-	-	6,369	-	10,643	-	9,483	-
0.95%	-	-	1,121	-	2,866	-	1,649	929
1.05%	-	-	1,488	-	6,171	-	8,414	-
1.10%	-	-	26,431	21	9,503	-	10,665	-
1.15%	-	-	167,523	1,656	158,707	-	161,451	4,799
1.20%	-	-	551	-	1,207	-	-	-
1.25%	-	-	18,931	17	15,224	-	18,496	1,728
1.30%	53	95,530	249,958	10,171	238,712	334,376	349,564	-
1.35%	-	-	54,012	770	41,698	-	63,474	-
1.40%	82	28,074	9,617	29	44,263	110,533	9,228	257
1.45%	-	-	23,532	234	37,310	-	25,331	334
1.50%	-	-	125,054	3,950	95,023	-	138,712	356
1.55%	-	-	135,508	1,306	142,788	-	112,582	2,114
1.60%	-	-	58,960	2,032	32,004	-	70,095	-
1.65%	-	-	40,566	671	22,874	-	39,652	-
1.70%	-	-	9,734	-	8,927	-	15,306	755
1.75%	-	-	367,796	5,151	275,139	-	313,807	3,376
1.80%	-	-	34,379	1,574	53,779	-	35,363	849
1.85%	-	-	61,546	1,515	37,098	-	95,586	172
1.90%	-	-	7,332	9	6,251	-	6,794	-
1.95%	-	-	108,892	6,135	61,497	-	120,141	779
2.00%	-	-	27,557	1,919	35,512	-	21,292	-
2.05%	-	-	34,454	309	17,100	-	25,211	-
2.10%	-	-	24,356	339	21,543	-	33,447	233
2.15%	-	-	13,669	108	20,411	-	8,772	-
2.20%	-	-	52,607	2,123	34,933	-	45,380	-
2.25%	-	-	4,036	-	2,555	-	3,169	103
2.30%	-	-	20,021	141	6,040	-	31,917	-
2.35%	-	-	7,351	62	16,966	-	4,459	-
2.40%	-	-	6,819	2,215	5,663	-	4,993	-
2.45%	-	-	3,360	70	3,179	-	7,853	-
2.50%	-	-	7,455	362	756	-	8,116	-
2.55%	-	-	4,241	-	4,391	-	2,617	-
2.60%	-	-	1,432	-	415	-	8,090	-
2.65%	-	-	4,106	-	473	-	2,555	-
2.70%	-	-	2,368	-	884	-	456	-
2.75%	-	-	206	180	84	-	822	-
2.80%	-	-	6,929	-	4,117	-	-	-
2.85%	-	-	209	-	40	-	-	-
2.90%	-	-	-	-	78	-	-	-
2.95%	-	-	34	-	97	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	30	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$135	$125,270	$1,737,081	$43,202	$1,484,054	$447,004	$1,824,306	$16,784

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	DGI	FCA2S	FQB	FQBS	FEIP	FVSS2	FHIP	FAMP

0.40%	$-	$-	$-	$-	$-	$-	$-	$-
0.60%	-	-	-	-	-	-	-	-
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	-
0.80%	263	-	80	-	6,463	-	1,246	1,084
0.85%	-	-	-	-	-	-	-	-
0.95%	-	165	-	2,335	-	-	-	-
1.05%	-	-	-	825	-	-	-	-
1.10%	-	-	-	1,700	-	396	-	-
1.15%	-	3,303	-	76,646	-	24,080	-	-
1.20%	-	-	-	6,580	-	7,405	-	-
1.25%	-	1,628	-	25,739	-	9,979	-	-
1.30%	147,262	-	81,145	106	3,402,213	-	373,971	1,486,133
1.35%	-	-	-	14,678	-	7,716	-	-
1.40%	54,554	84	37,845	16,817	1,366,723	4,554	216,598	303,863
1.45%	-	707	-	15,467	-	2,157	-	-
1.50%	-	44	-	15,602	-	3,336	-	-
1.55%	-	5,112	-	84,231	-	28,590	-	-
1.60%	-	764	-	7,524	-	1,459	-	-
1.65%	-	-	-	20,273	-	2,346	-	-
1.70%	-	324	-	19,505	-	739	-	-
1.75%	-	335	-	66,888	-	9,983	-	-
1.80%	-	518	-	21,314	-	6,044	-	-
1.85%	-	1,657	-	5,575	-	2,181	-	-
1.90%	-	833	-	3,010	-	2,094	-	-
1.95%	-	83	-	3,750	-	3,450	-	-
2.00%	-	-	-	6,841	-	-	-	-
2.05%	-	1,133	-	4,240	-	1,485	-	-
2.10%	-	-	-	3,755	-	162	-	-
2.15%	-	-	-	5,075	-	1,031	-	-
2.20%	-	-	-	7,121	-	46	-	-
2.25%	-	226	-	1,238	-	1,306	-	-
2.30%	-	37	-	382	-	178	-	-
2.35%	-	-	-	301	-	88	-	-
2.40%	-	-	-	643	-	90	-	-
2.45%	-	-	-	656	-	114	-	-
2.50%	-	-	-	-	-	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	-	195	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$202,079	$16,953	$119,070	$438,817	$4,775,399	$121,204	$591,815	$1,791,080

	FNRS2	FEI2	FF10S	FF10S2	FF20S	FF20S2	FF30S	FF30S2

0.40%	$76	$1,300	$-	$-	$-	$-	$-	$-
0.60%	665	-	-	-	-	-	-	-
0.65%	-	1,806	-	-	-	-	-	-
0.75%	2,235	3,096	-	-	-	-	-	-
0.80%	2,046	-	612	-	480	-	1,687	-
0.85%	7,030	7,684	-	-	-	-	-	-
0.95%	1,656	1,596	-	-	-	-	-	-
1.05%	2,992	919	-	-	-	-	-	-
1.10%	5,499	38,941	-	72,099	-	204,092	-	1,655
1.15%	135,750	430,130	-	280,139	-	1,020,963	-	48,787
1.20%	758	2,514	-	1,184	-	3,300	-	101
1.25%	13,376	60,858	-	11,941	-	47,355	-	21,977
1.30%	240,568	587,524	61,639	789,560	145,832	1,722,815	122,239	37,342
1.35%	52,301	120,325	-	68,211	-	216,918	-	43,975
1.40%	43,955	21,577	15,821	21,692	9,300	21,647	17,206	633
1.45%	22,064	57,883	-	46,335	-	87,555	-	11,500
1.50%	101,117	344,121	-	184,022	-	413,454	-	91,918
1.55%	161,115	332,476	-	160,158	-	529,835	-	61,776
1.60%	46,398	180,821	-	34,702	-	67,380	-	24,242
1.65%	31,812	73,669	-	71,347	-	108,115	-	6,274
1.70%	10,191	21,691	-	11,056	-	15,728	-	6,846
1.75%	195,656	750,884	-	608,564	-	1,566,325	-	145,676
1.80%	27,186	101,321	-	32,043	-	52,485	-	12,978
1.85%	41,108	151,580	-	158,830	-	199,734	-	14,570
1.90%	2,061	17,871	-	8,087	-	33,764	-	7,552
1.95%	52,199	238,129	-	116,111	-	264,991	-	53,675
2.00%	24,349	78,081	-	86,050	-	147,307	-	6,468
2.05%	21,532	100,302	-	19,777	-	42,764	-	10,502
2.10%	47,987	50,374	-	30,650	-	60,694	-	13,369
2.15%	13,720	39,295	-	25,248	-	30,740	-	17,495
2.20%	63,065	86,859	-	61,204	-	133,368	-	6,594
2.25%	2,625	11,302	-	8,250	-	5,161	-	2,577
2.30%	13,266	32,927	-	23,908	-	47,349	-	20,897
2.35%	1,346	27,460	-	2,093	-	26,523	-	3,814
2.40%	6,893	12,869	-	8,327	-	9,450	-	8,545
2.45%	1,893	9,408	-	662	-	10,537	-	1,578
2.50%	1,773	7,404	-	19,423	-	13,127	-	3,924
2.55%	1,653	3,719	-	7,367	-	8,803	-	364
2.60%	70	746	-	1,147	-	-	-	16,949
2.65%	335	521	-	686	-	-	-	7
2.70%	-	1,321	-	-	-	1,184	-	-
2.75%	41	809	-	-	-	-	-	770
2.80%	1,802	346	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	40	-	-	-	1,697	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$1,402,164	$4,012,499	$78,072	$2,970,873	$155,612	$7,115,160	$141,132	$705,330

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	FGP	FG2	FHIPR	FIGBS	FIGBP2	FMCS	FMC2	FOP

0.40%	$-	$1,932	$-	$-	$1,454	$-	$2,187	$-
0.60%	-	825	-	-	602	-	725	-
0.65%	-	1,139	-	-	2,495	-	1,299	-
0.75%	-	4,893	-	-	16,528	-	3,142	-
0.80%	10,971	-	595	1,434	-	3,837	-	480
0.85%	-	7,391	-	-	21,752	-	12,047	-
0.95%	-	415	-	-	2,112	-	2,932	-
1.05%	-	2,721	-	-	3,144	-	5,317	-
1.10%	-	20,837	-	-	94,428	-	46,273	-
1.15%	-	229,256	-	-	773,471	-	586,562	-
1.20%	-	7,249	-	-	6,543	-	1,750	-
1.25%	-	24,929	-	-	52,408	-	59,421	-
1.30%	4,119,597	448,568	169,782	160,387	594,617	263,997	493,326	559,802
1.35%	-	72,967	-	-	166,134	-	183,282	-
1.40%	969,345	12,440	73,750	69,032	67,369	69,237	25,999	126,291
1.45%	-	37,338	-	-	101,041	-	75,093	-
1.50%	-	261,350	-	-	261,432	-	270,679	-
1.55%	-	166,200	-	-	603,646	-	450,933	-
1.60%	-	136,897	-	-	76,158	-	122,646	-
1.65%	-	60,198	-	-	157,233	-	103,043	-
1.70%	-	19,973	-	-	70,984	-	44,321	-
1.75%	-	515,851	-	-	1,463,943	-	833,300	-
1.80%	-	53,136	-	-	125,632	-	98,468	-
1.85%	-	131,173	-	-	165,547	-	153,735	-
1.90%	-	12,812	-	-	30,133	-	27,136	-
1.95%	-	209,846	-	-	204,546	-	229,921	-
2.00%	-	75,824	-	-	176,193	-	84,616	-
2.05%	-	78,236	-	-	35,733	-	62,971	-
2.10%	-	50,056	-	-	64,647	-	81,114	-
2.15%	-	16,396	-	-	110,911	-	52,441	-
2.20%	-	93,920	-	-	85,980	-	109,381	-
2.25%	-	4,210	-	-	23,735	-	12,165	-
2.30%	-	44,271	-	-	42,933	-	58,977	-
2.35%	-	7,788	-	-	100,967	-	30,918	-
2.40%	-	19,742	-	-	38,065	-	26,928	-
2.45%	-	11,749	-	-	16,110	-	10,190	-
2.50%	-	6,282	-	-	19,373	-	11,098	-
2.55%	-	28,002	-	-	11,008	-	4,632	-
2.60%	-	1,103	-	-	5,571	-	2,241	-
2.65%	-	3,193	-	-	3,222	-	8,943	-
2.70%	-	562	-	-	4,755	-	837	-
2.75%	-	5,770	-	-	2,336	-	419	-
2.80%	-	6,965	-	-	1,144	-	1,819	-
2.85%	-	174	-	-	297	-	84	-
2.90%	-	-	-	-	1,256	-	-	-
2.95%	-	29	-	-	691	-	40	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	158	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$5,099,913	$2,894,608	$244,127	$230,853	$5,808,437	$337,071	$4,393,351	$686,573

	FOPR	FO2	FO2R	FVSS	FTVIS2	FTVRD2	FTVSV2	FTVMD2

0.40%	$-	$-	$545	$-	$528	$-	$312	$1,013
0.60%	-	-	-	-	2,463	-	-	1,017
0.65%	-	-	856	-	166	-	859	-
0.75%	-	-	1,395	-	6,277	-	2,445	-
0.80%	1,256	-	-	255	970	-	851	-
0.85%	-	-	5,236	-	1,451	-	6,833	-
0.95%	-	-	703	-	2,039	2,724	4,463	-
1.05%	-	-	1,903	-	2,998	3,498	2,711	-
1.10%	-	-	14,733	-	25,399	2,035	30,067	-
1.15%	-	7,137	140,524	-	289,931	129,908	269,724	-
1.20%	-	-	734	-	141	1,760	13,307	-
1.25%	-	6,173	12,158	-	45,750	46,437	28,468	-
1.30%	280,487	163	174,717	67,044	452,143	2,207	219,691	-
1.35%	-	-	39,309	-	181,212	34,892	79,636	-
1.40%	59,006	1,794	4,170	16,703	131,625	17,980	48,581	-
1.45%	-	845	28,986	-	55,423	30,075	40,760	-
1.50%	-	1,364	83,189	-	376,033	32,831	80,189	-
1.55%	-	3,270	114,105	-	256,799	204,649	255,081	-
1.60%	-	646	29,740	-	292,364	16,614	44,773	-
1.65%	-	-	22,607	-	125,387	26,186	52,089	-
1.70%	-	3,271	20,377	-	22,775	13,372	25,162	-
1.75%	-	477	266,511	-	621,724	73,056	430,704	-
1.80%	-	728	24,491	-	144,949	64,871	52,356	-
1.85%	-	310	50,762	-	95,940	12,351	42,798	-
1.90%	-	201	8,484	-	3,243	15,917	8,292	-
1.95%	-	470	77,854	-	208,918	18,280	70,909	-
2.00%	-	-	28,542	-	63,069	732	69,052	-
2.05%	-	-	14,709	-	35,896	15,268	13,292	-
2.10%	-	-	22,089	-	55,685	7,756	27,449	-
2.15%	-	-	7,467	-	26,181	7,304	38,311	-
2.20%	-	211	36,515	-	69,308	7,168	27,704	-
2.25%	-	42	1,993	-	32,173	1,988	6,765	-
2.30%	-	-	18,250	-	28,103	1,676	15,155	-
2.35%	-	-	14,851	-	1,385	1,266	33,025	-
2.40%	-	-	4,558	-	36,437	700	9,036	-
2.45%	-	-	4,689	-	5,700	1,111	7,088	-
2.50%	-	-	9,154	-	786	242	7,259	-
2.55%	-	-	1,541	-	41,978	19	2,670	-
2.60%	-	-	2,141	-	877	-	2,533	-
2.65%	-	-	2,055	-	3,883	650	409	-
2.70%	-	-	1,500	-	-	-	2,623	-
2.75%	-	-	68	-	19,483	-	449	-
2.80%	-	-	224	-	3,085	-	289	-
2.85%	-	-	82	-	225	-	89	-
2.90%	-	-	-	-	-	-	341	-
2.95%	-	-	-	-	-	-	242	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	46	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$340,749	$27,102	$1,294,517	$84,002	$3,770,902	$795,523	$2,074,888	$2,030

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	FTVDM2	TIF2	FTVGI2	FTVFA2	FTVSI2	FTVHI2	GVSSCS	AMTB

0.40%	$-	$-	$142	$229	$423	$244	$59	$20
0.60%	-	-	2,925	-	324	715	1	-
0.65%	-	-	117	52	-	-	-	1,384
0.75%	-	28	979	1,114	-	-	-	6,727
0.80%	254	200	640	55	-	-	-	292
0.85%	-	-	2,125	789	-	-	-	5,790
0.95%	158	2,055	1,291	266	-	-	-	4,815
1.05%	455	697	1,778	302	-	-	-	772
1.10%	1,629	12,919	5,688	3,049	-	-	-	33,783
1.15%	24,442	106,630	119,607	40,135	-	-	-	251,059
1.20%	72	655	342	-	-	-	-	3,106
1.25%	2,371	16,587	10,350	10,434	-	-	-	18,123
1.30%	19,749	26,096	204,670	117,547	-	-	-	259,815
1.35%	7,337	24,713	48,030	23,881	-	-	-	62,692
1.40%	7,791	11,863	46,962	9,560	-	-	-	122,191
1.45%	3,111	20,968	37,881	25,325	-	-	-	43,130
1.50%	6,164	28,492	119,815	162,959	-	-	-	53,288
1.55%	38,842	112,473	77,924	66,292	-	-	-	221,911
1.60%	1,861	13,919	137,100	126,101	-	-	-	22,791
1.65%	2,385	12,261	35,517	18,211	-	-	-	95,008
1.70%	1,254	17,573	6,636	2,684	-	-	-	28,933
1.75%	22,922	126,326	193,813	244,732	-	-	-	432,826
1.80%	4,710	21,209	80,068	42,241	-	-	-	65,371
1.85%	1,808	13,714	36,844	30,900	-	-	-	41,452
1.90%	1,688	7,907	1,052	2	-	-	-	15,000
1.95%	5,626	19,601	81,947	129,214	-	-	-	66,099
2.00%	2,293	17,725	13,843	16,912	-	-	-	65,389
2.05%	336	2,511	12,945	22,839	-	-	-	21,190
2.10%	3,059	10,713	9,384	13,042	-	-	-	19,575
2.15%	2,017	8,200	8,732	4,381	-	-	-	31,628
2.20%	227	8,267	41,854	82,196	-	-	-	27,012
2.25%	90	2,779	4,001	3,873	-	-	-	9,523
2.30%	1,156	8,134	11,656	43,198	-	-	-	16,899
2.35%	136	14,990	286	3,297	-	-	-	39,661
2.40%	73	1,004	5,215	17,945	-	-	-	8,867
2.45%	563	2,976	649	834	-	-	-	6,242
2.50%	113	6,600	536	3,517	-	-	-	4,019
2.55%	-	1,083	2,292	6,142	-	-	-	774
2.60%	-	2,066	570	-	-	-	-	2,882
2.65%	185	153	1,079	3,274	-	-	-	2,558
2.70%	-	1,168	-	-	-	-	-	838
2.75%	-	566	1	13	-	-	-	3,389
2.80%	-	516	-	-	-	-	-	15,309
2.85%	-	-	37	-	-	-	-	53
2.90%	-	-	-	-	-	-	-	509
2.95%	-	-	-	-	-	-	-	168
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$164,877	$686,337	$1,367,323	$1,277,537	$747	$959	$60	$2,132,863

	AMTG	AMINS	AMTP	AMFAS	AMSRS	OVIGS	OVMS	OVB

0.40%	$-	$-	$-	$-	$-	$-	$-	$-
0.60%	-	-	-	-	-	-	-	-
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	-
0.80%	-	-	-	326	165	-	438	407
0.85%	-	-	-	-	-	-	-	-
0.95%	-	-	-	401	10,382	-	-	-
1.05%	-	-	-	16	2,123	-	-	-
1.10%	-	-	-	913	4,320	1	-	-
1.15%	-	-	-	5,331	66,846	2,082	-	-
1.20%	-	-	-	71	-	-	-	-
1.25%	-	-	-	3,656	6,249	137	-	-
1.30%	107	-	-	6,012	69,963	10,950	322,521	230,744
1.35%	-	-	-	1,332	28,714	120	-	-
1.40%	93	-	197	7,472	19,314	1,379	146,533	136,663
1.45%	-	-	-	1,010	7,494	1,772	-	-
1.50%	-	55	-	1,617	7,971	5,398	-	-
1.55%	-	-	-	9,186	44,901	1,975	-	-
1.60%	-	-	-	647	5,429	2,228	-	-
1.65%	-	-	-	42	4,401	622	-	-
1.70%	-	-	-	589	10,031	8	-	-
1.75%	-	40	-	7,559	43,295	7,683	-	-
1.80%	-	78	-	737	4,085	657	-	-
1.85%	-	-	-	554	3,553	1,230	-	-
1.90%	-	-	-	-	9,002	84	-	-
1.95%	-	-	-	949	4,104	9,724	-	-
2.00%	-	-	-	223	6,341	173	-	-
2.05%	-	-	-	201	3,192	1,066	-	-
2.10%	-	-	-	535	2,429	502	-	-
2.15%	-	-	-	633	4,786	121	-	-
2.20%	-	-	-	2,425	1,410	1,317	-	-
2.25%	-	-	-	182	939	46	-	-
2.30%	-	-	-	2,575	1,891	3,110	-	-
2.35%	-	-	-	335	3,493	-	-	-
2.40%	-	-	-	701	1,055	2,991	-	-
2.45%	-	-	-	235	-	-	-	-
2.50%	-	-	-	128	-	242	-	-
2.55%	-	-	-	-	-	114	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	196	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	-	-
2.80%	-	-	-	38	371	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$200	$173	$197	$56,631	$378,445	$55,732	$469,492	$367,814

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	OVGS	OVGSS	OVIG	OVGI	OVGIS	OVSC	OVSCS	OVAG

0.40%	$129	$-	$987	$459	$546	$-	$270	$-
0.60%	2,903	-	2,670	668	-	-	-	-
0.65%	-	-	-	-	2,294	-	510	-
0.75%	-	1,096	-	-	4,888	-	810	-
0.80%	2,365	-	-	150	-	725	-	420
0.85%	-	882	-	-	8,296	-	2,524	-
0.95%	-	7,368	-	-	2,421	-	2,794	-
1.05%	-	5,938	-	-	2,933	-	3,886	-
1.10%	-	3,595	-	-	50,576	-	10,299	-
1.15%	-	158,568	-	-	429,931	-	128,861	-
1.20%	-	1,029	-	-	4,752	-	93	-
1.25%	-	48,722	-	-	37,834	-	14,880	-
1.30%	1,340,516	87,677	-	133,546	197,964	80,028	134,946	111,874
1.35%	-	64,390	-	-	108,987	-	54,116	-
1.40%	618,206	10,804	-	33,613	44,598	23,711	6,086	19,496
1.45%	-	34,877	-	-	41,145	-	22,694	-
1.50%	-	101,272	-	-	153,347	-	84,288	-
1.55%	-	122,143	-	-	441,110	-	139,280	-
1.60%	-	44,907	-	-	60,696	-	31,914	-
1.65%	-	21,924	-	-	85,468	-	24,262	-
1.70%	-	7,045	-	-	47,044	-	7,616	-
1.75%	-	119,564	-	-	917,416	-	229,312	-
1.80%	-	29,202	-	-	85,402	-	27,564	-
1.85%	-	19,158	-	-	87,825	-	46,335	-
1.90%	-	2,884	-	-	10,681	-	9,929	-
1.95%	-	48,864	-	-	132,522	-	72,233	-
2.00%	-	6,711	-	-	127,309	-	18,170	-
2.05%	-	10,340	-	-	33,918	-	18,474	-
2.10%	-	14,379	-	-	52,050	-	38,751	-
2.15%	-	3,207	-	-	88,004	-	7,795	-
2.20%	-	35,132	-	-	53,993	-	34,721	-
2.25%	-	702	-	-	14,664	-	1,799	-
2.30%	-	8,996	-	-	37,481	-	23,550	-
2.35%	-	865	-	-	83,876	-	7,867	-
2.40%	-	8,499	-	-	29,767	-	5,232	-
2.45%	-	269	-	-	13,592	-	4,404	-
2.50%	-	1,500	-	-	13,808	-	2,970	-
2.55%	-	2,585	-	-	14,324	-	15,023	-
2.60%	-	2,726	-	-	5,387	-	6,394	-
2.65%	-	190	-	-	2,825	-	3,343	-
2.70%	-	-	-	-	4,446	-	-	-
2.75%	-	245	-	-	2,857	-	1,125	-
2.80%	-	-	-	-	1,402	-	1,970	-
2.85%	-	-	-	-	244	-	-	-
2.90%	-	-	-	-	817	-	-	-
2.95%	-	-	-	-	646	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	142	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$1,964,119	$1,038,255	$3,657	$168,436	$3,540,228	$104,464	$1,247,090	$131,790

	OVSB	OVSBS	PMVAAD	PMVFAD	PMVLAD	PMVTRD	PMVRSD	PMVEBD

0.40%	$-	$-	$413	$55	$5,869	$7,797	$227	$117
0.60%	-	-	748	-	3,139	2,020	8	381
0.65%	-	-	15	-	4,079	4,525	-	-
0.75%	-	-	3,387	1,200	16,636	14,803	-	-
0.80%	492	-	-	63	383	-	-	-
0.85%	-	157	1,153	1,358	29,642	19,733	-	-
0.95%	-	713	-	-	5,284	1,488	-	-
1.05%	-	716	-	249	6,393	2,290	-	-
1.10%	-	269	1,286	3,197	65,340	8,379	-	-
1.15%	-	30,796	41,964	45,920	480,301	239,476	-	688
1.20%	-	273	-	-	1,954	95	-	-
1.25%	-	4,033	986	4,426	37,165	14,262	-	16
1.30%	11,620	-	68,325	71,598	1,325,233	1,078,090	-	8,665
1.35%	-	7,768	19,695	13,270	136,376	105,974	-	66
1.40%	5,864	2,489	4,915	6,496	69,869	33,301	-	-
1.45%	-	4,741	3,480	4,520	65,915	33,500	-	26
1.50%	-	3,856	105,323	34,972	423,632	387,148	-	1,869
1.55%	-	28,421	23,029	25,720	378,430	85,670	-	619
1.60%	-	18,659	120,657	34,203	225,741	313,760	-	1,525
1.65%	-	3,383	14,627	7,223	108,040	64,147	-	243
1.70%	-	707	1,779	389	25,201	2,024	-	-
1.75%	-	14,626	148,257	61,868	1,432,438	1,038,731	-	1,194
1.80%	-	9,251	38,057	10,025	125,951	95,107	-	521
1.85%	-	1,071	15,988	4,980	291,008	242,092	-	10,765
1.90%	-	1,710	-	147	14,524	3,058	-	-
1.95%	-	4,101	52,267	17,057	370,868	264,198	-	2,579
2.00%	-	2,235	32,794	3,276	103,413	28,417	-	-
2.05%	-	212	16,850	8,095	71,853	81,610	-	139
2.10%	-	902	26,681	6,439	70,951	56,885	-	139
2.15%	-	659	2,948	2,308	51,617	27,796	-	97
2.20%	-	957	42,496	15,982	141,781	173,226	-	542
2.25%	-	443	3,827	1,459	15,517	3,926	-	-
2.30%	-	44	13,079	5,990	86,849	105,335	-	22
2.35%	-	-	196	-	44,404	5,930	-	-
2.40%	-	122	7,257	1,884	22,773	16,936	-	1,630
2.45%	-	524	465	843	12,772	8,082	-	25
2.50%	-	-	826	249	11,035	10,019	-	1
2.55%	-	-	6,830	1,974	12,895	13,721	-	-
2.60%	-	-	391	-	1,598	3,090	-	-
2.65%	-	-	15	-	2,618	1,470	-	-
2.70%	-	-	-	-	2,479	568	-	-
2.75%	-	37	-	123	1,009	311	-	-
2.80%	-	-	-	-	689	728	-	-
2.85%	-	-	-	-	847	518	-	-
2.90%	-	-	-	-	360	-	-	-
2.95%	-	-	-	-	269	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	62	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$17,976	$143,875	$821,006	$397,558	$6,305,202	$4,600,236	$235	$31,869

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	PMVHYD	PVGIB	PVTIGB	PVTVB	ACEG2	VYDS	ROCSC	RVARS

0.40%	$801	$-	$-	$-	$-	$-	$742	$429
0.60%	87	-	-	-	-	-	124	231
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	490	-	-	-
0.85%	-	-	-	-	-	-	-	-
0.95%	-	-	-	760	1,006	-	-	-
1.05%	-	168	-	15	1,723	-	-	-
1.10%	-	82	-	126	770	-	-	32
1.15%	-	7,087	744	7,328	12,847	347	-	16,911
1.20%	-	19	-	-	3	-	-	-
1.25%	-	1,766	506	4,401	2,823	4,072	-	352
1.30%	-	-	-	-	5,393	-	-	32,312
1.35%	-	950	-	88	1,999	1,708	-	1,808
1.40%	-	378	433	753	3,889	-	-	224
1.45%	-	1,212	343	990	1,145	-	-	98
1.50%	-	1,035	674	290	3,451	-	-	11,624
1.55%	-	11,703	252	4,330	18,237	73	-	818
1.60%	-	-	40	4,971	1,091	-	-	12,759
1.65%	-	207	-	133	1,853	-	-	364
1.70%	-	525	-	856	6,635	-	-	-
1.75%	-	8,702	506	346	8,612	-	-	22,180
1.80%	-	1,034	198	4,842	2,827	-	-	1,044
1.85%	-	450	368	864	2,604	-	-	2,025
1.90%	-	689	-	376	2,873	-	-	-
1.95%	-	1,369	-	-	2,430	-	-	14,928
2.00%	-	-	-	-	2,291	-	-	653
2.05%	-	307	693	12	1,972	-	-	2,636
2.10%	-	2,245	-	-	1,452	-	-	881
2.15%	-	-	-	-	2,379	-	-	630
2.20%	-	-	-	15	2,100	-	-	12,137
2.25%	-	195	-	54	260	-	-	673
2.30%	-	12	-	158	181	-	-	81
2.35%	-	-	-	-	2,929	-	-	-
2.40%	-	-	-	-	710	-	-	3,879
2.45%	-	155	-	-	152	-	-	243
2.50%	-	-	-	-	56	-	-	170
2.55%	-	-	-	-	-	-	-	66
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$888	$40,290	$4,757	$31,708	$97,183	$6,200	$866	$140,188

	TRHS2	VWHAS	VWBF	VWEM	VWHA	WRPMAV	WRPMCV	WRPMMV

0.40%	$248	$123	$-	$-	$-	$16,815	$2,874	$11,893
0.60%	766	750	-	-	-	5,615	1,491	4,219
0.65%	119	-	-	-	-	-	-	-
0.75%	8,029	1,915	-	-	1,824	-	-	-
0.80%	2,396	40	58	1,525	1,930	-	-	-
0.85%	16,434	2,067	-	-	140	-	-	-
0.95%	7,718	-	-	-	-	-	-	-
1.05%	3,702	11	-	-	292	-	-	-
1.10%	6,094	491	-	-	4,095	-	-	-
1.15%	188,043	47,006	-	-	13,845	-	-	-
1.20%	788	-	-	-	4	-	-	-
1.25%	16,207	563	-	-	1,749	-	-	-
1.30%	581,910	119,481	101,257	254,190	377,223	-	-	-
1.35%	68,063	11,140	-	-	6,341	-	-	-
1.40%	128,111	9,576	54,399	97,487	99,901	-	-	-
1.45%	19,905	672	-	-	2,752	-	-	-
1.50%	213,910	46,066	-	-	16,403	-	-	-
1.55%	168,218	41,969	-	-	25,797	-	-	-
1.60%	130,592	37,422	-	-	8,195	-	-	-
1.65%	84,716	7,630	-	-	7,548	-	-	-
1.70%	29,077	2,694	-	-	41	-	-	-
1.75%	295,210	60,945	-	-	14,304	-	-	-
1.80%	64,851	8,799	-	-	17,555	-	-	-
1.85%	111,220	16,396	-	-	7,953	-	-	-
1.90%	13,408	126	-	-	-	-	-	-
1.95%	125,142	27,823	-	-	8,954	-	-	-
2.00%	33,244	4,112	-	-	2,493	-	-	-
2.05%	51,812	19,686	-	-	6,922	-	-	-
2.10%	53,814	34,731	-	-	8,852	-	-	-
2.15%	7,867	1,616	-	-	1,246	-	-	-
2.20%	84,398	30,945	-	-	35,431	-	-	-
2.25%	2,731	990	-	-	377	-	-	-
2.30%	26,421	7,789	-	-	2,011	-	-	-
2.35%	3,800	-	-	-	1,210	-	-	-
2.40%	27,514	3,651	-	-	7,390	-	-	-
2.45%	864	452	-	-	1,852	-	-	-
2.50%	3,302	329	-	-	-	-	-	-
2.55%	15,295	3,233	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	6,781	-	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	371	91	-	-	8,563	-	-	-
2.80%	6,121	-	-	-	565	-	-	-
2.85%	613	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$2,609,825	$551,330	$155,714	$353,202	$693,758	$22,430	$4,365	$16,112

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	WRASP	WRHIP	WRMCG	WRPAP	WRPCP	WRPMP	WRPMAP	WRPMCP

0.40%	$1,167	$319	$2,674	$43	$11,934	$118,692	$199,047	$29,925
0.60%	3,878	2,401	1,433	12	94	4,237	1,173	560
0.65%	51	-	97	-	-	-	-	-
0.75%	5,264	1,023	605	-	-	-	-	-
0.80%	1,325	-	-	-	-	-	-	-
0.85%	1,163	2,077	257	-	-	-	-	-
0.95%	540	-	-	-	-	-	-	-
1.05%	1,552	-	-	-	-	-	-	-
1.10%	10,004	1,264	547	-	-	-	-	-
1.15%	139,447	90,063	27,510	-	-	-	-	-
1.20%	19	66	-	-	-	-	-	-
1.25%	39,925	6,713	1,717	-	-	-	-	-
1.30%	418,377	239,020	105,251	-	-	-	-	-
1.35%	96,300	32,005	24,843	-	-	-	-	-
1.40%	43,577	36,428	5,268	-	-	-	-	-
1.45%	32,733	27,790	4,323	-	-	-	-	-
1.50%	552,351	136,240	92,877	-	-	-	-	-
1.55%	147,127	59,618	14,671	-	-	-	-	-
1.60%	455,994	190,942	87,189	-	-	-	-	-
1.65%	59,486	27,209	12,210	-	-	-	-	-
1.70%	7,544	1,116	1,089	-	-	-	-	-
1.75%	761,432	183,509	155,407	-	-	-	-	-
1.80%	191,774	46,962	18,340	-	-	-	-	-
1.85%	51,146	73,898	22,240	-	-	-	-	-
1.90%	2,777	16,831	2,415	-	-	-	-	-
1.95%	371,998	91,080	60,250	-	-	-	-	-
2.00%	84,426	26,540	5,890	-	-	-	-	-
2.05%	54,124	37,690	20,853	-	-	-	-	-
2.10%	87,781	13,502	8,626	-	-	-	-	-
2.15%	37,361	5,254	2,201	-	-	-	-	-
2.20%	250,688	75,178	31,283	-	-	-	-	-
2.25%	16,974	5,817	736	-	-	-	-	-
2.30%	50,346	20,519	18,929	-	-	-	-	-
2.35%	2,249	4,987	441	-	-	-	-	-
2.40%	57,089	21,889	8,814	-	-	-	-	-
2.45%	4,076	1,843	902	-	-	-	-	-
2.50%	4,265	1,976	2,207	-	-	-	-	-
2.55%	14,666	21,931	2,409	-	-	-	-	-
2.60%	436	520	-	-	-	-	-	-
2.65%	8,461	2,140	1,754	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	579	2,853	252	-	-	-	-	-
2.80%	179	1,465	-	-	-	-	-	-
2.85%	633	-	230	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$4,071,284	$1,510,678	$746,740	$55	$12,028	$122,929	$200,220	$30,485

	SVDF	SVOF	WFVSCG	WFVSMV	WFVTRB	WFVOG2	OVGS3	OVGS4

0.40%	$-	$-	$427	$-	$-	$-	$-	$-
0.60%	-	-	762	-	-	-	-	-
0.65%	-	-	161	-	-	-	-	-
0.75%	-	-	467	-	-	-	-	522
0.80%	-	-	227	-	-	-	527	-
0.85%	-	-	3,447	-	-	-	-	420
0.95%	-	-	651	-	-	-	-	3,512
1.05%	-	-	881	-	-	-	-	2,770
1.10%	-	-	13,322	87	-	-	-	2,012
1.15%	-	-	49,127	-	351	71	-	72,114
1.20%	-	-	-	-	-	-	-	423
1.25%	-	-	5,415	-	3,446	-	-	12,035
1.30%	12	3,840	183,352	-	-	-	203,036	34,390
1.35%	-	-	21,473	-	-	-	-	32,564
1.40%	549	277	13,610	-	-	199	41,814	4,737
1.45%	-	-	7,415	-	-	-	-	17,537
1.50%	-	-	79,714	-	-	-	-	37,550
1.55%	-	-	69,727	-	-	-	-	51,626
1.60%	-	-	45,883	-	-	374	-	17,712
1.65%	-	-	18,557	-	-	-	-	12,221
1.70%	-	-	1,223	-	-	-	-	2,511
1.75%	-	-	182,630	-	-	36	-	52,991
1.80%	-	-	15,218	-	-	-	-	11,215
1.85%	-	-	35,939	-	-	-	-	8,209
1.90%	-	-	2,508	-	-	-	-	1,195
1.95%	-	-	53,902	-	-	-	-	15,323
2.00%	-	-	12,428	-	-	-	-	5,071
2.05%	-	-	12,982	-	-	-	-	3,360
2.10%	-	-	23,694	-	-	-	-	7,550
2.15%	-	-	2,043	-	-	-	-	1,216
2.20%	-	-	29,964	-	-	-	-	15,393
2.25%	-	-	2,835	-	-	-	-	166
2.30%	-	-	15,426	-	-	-	-	3,846
2.35%	-	-	2,095	-	-	-	-	827
2.40%	-	-	8,278	-	-	-	-	849
2.45%	-	-	1,860	-	-	-	-	41
2.50%	-	-	1,908	-	-	-	-	215
2.55%	-	-	3,151	-	-	-	-	907
2.60%	-	-	4,442	-	-	-	-	1,310
2.65%	-	-	521	-	-	-	-	87
2.70%	-	-	179	-	-	-	-	-
2.75%	-	-	251	-	-	-	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$561	$4,117	$928,095	$87	$3,797	$680	$245,377	$434,427

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	FTVDM3	TIF3	FTVGI3	HIBF3	GEM3	GEM6	GIG3	NVMIG3

0.40%	$-	$-	$-	$-	$-	$-	$-	$-
0.60%	-	-	-	8	-	-	-	-
0.65%	-	-	56	-	-	-	-	-
0.75%	-	-	729	134	-	341	-	-
0.80%	129	107	242	472	287	-	340	497
0.85%	-	-	912	762	-	622	-	-
0.95%	76	952	681	1,343	-	342	-	-
1.05%	219	377	878	489	-	223	-	-
1.10%	838	6,443	2,942	1,177	-	979	-	-
1.15%	13,399	50,827	63,943	52,381	-	30,849	-	-
1.20%	97	270	164	34	-	72	-	-
1.25%	1,267	6,266	6,482	5,084	-	3,562	-	-
1.30%	10,462	13,297	95,893	54,786	51,814	13,164	63,634	98,610
1.35%	3,857	13,347	23,815	11,611	-	9,748	-	-
1.40%	3,703	4,690	24,029	15,934	10,022	1,338	36,338	44,587
1.45%	2,342	10,965	20,251	9,992	-	7,767	-	-
1.50%	2,938	12,952	49,962	37,463	-	29,152	-	-
1.55%	19,254	57,143	39,637	47,356	-	23,465	-	-
1.60%	1,060	3,858	62,821	28,203	-	23,200	-	-
1.65%	1,727	7,428	17,831	10,120	-	8,114	-	-
1.70%	757	8,563	3,421	2,485	-	1,247	-	-
1.75%	11,283	69,944	86,932	48,659	-	40,329	-	-
1.80%	3,024	10,596	37,781	23,488	-	6,464	-	-
1.85%	1,078	6,418	15,838	22,402	-	6,220	-	-
1.90%	1,067	3,313	533	1,716	-	837	-	-
1.95%	2,887	10,825	24,336	9,645	-	14,081	-	-
2.00%	1,766	11,130	8,069	5,500	-	3,390	-	-
2.05%	158	889	5,512	2,615	-	4,666	-	-
2.10%	2,058	5,890	4,550	3,074	-	13,203	-	-
2.15%	1,203	4,266	3,640	1,984	-	1,965	-	-
2.20%	170	4,267	19,151	15,750	-	17,851	-	-
2.25%	47	1,506	1,658	467	-	1,066	-	-
2.30%	566	4,277	4,844	6,231	-	3,622	-	-
2.35%	61	9,982	137	445	-	524	-	-
2.40%	199	686	449	95	-	211	-	-
2.45%	309	1,555	95	1,032	-	1,281	-	-
2.50%	55	5,701	656	-	-	349	-	-
2.55%	-	599	1,219	625	-	2,336	-	-
2.60%	-	1,108	273	-	-	986	-	-
2.65%	90	89	866	159	-	1,648	-	-
2.70%	-	648	-	-	-	-	-	-
2.75%	-	321	-	11	-	-	-	-
2.80%	-	319	-	-	-	319	-	-
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	57	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$88,146	$351,871	$631,228	$423,732	$62,123	$275,533	$100,312	$143,694

	GVDIV3	GVDIV6	ACVVS1

0.40%	$-	$89	$-
0.60%	-	-	-
0.65%	-	128	-
0.75%	-	991	-
0.80%	59	-	-
0.85%	-	679	-
0.95%	-	827	-
1.05%	-	438	-
1.10%	-	7,010	-
1.15%	-	41,903	-
1.20%	-	380	-
1.25%	-	2,741	-
1.30%	13,868	33,061	9
1.35%	-	7,918	-
1.40%	7,073	1,664	-
1.45%	-	4,206	-
1.50%	-	17,967	-
1.55%	-	33,617	-
1.60%	-	5,663	-
1.65%	-	7,610	-
1.70%	-	4,484	-
1.75%	-	77,691	-
1.80%	-	3,800	-
1.85%	-	7,895	-
1.90%	-	3,432	-
1.95%	-	15,662	-
2.00%	-	7,592	-
2.05%	-	5,124	-
2.10%	-	3,803	-
2.15%	-	2,240	-
2.20%	-	7,193	-
2.25%	-	943	-
2.30%	-	4,794	-
2.35%	-	3,288	-
2.40%	-	1,258	-
2.45%	-	1,155	-
2.50%	-	3,303	-
2.55%	-	478	-
2.60%	-	431	-
2.65%	-	787	-
2.70%	-	52	-
2.75%	-	-	-
2.80%	-	401	-
2.85%	-	-	-
2.90%	-	-	-
2.95%	-	-	-
3.00%	-	-	-
3.05%	-	-	-
3.10%	-	-	-
3.40%	-	-	-

	$21,000	$322,698	$9

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2014 and 2013, total transfers to the Account from the fixed account were $971,905,312 and $927,915,455, respectively, and total transfers from the Account to the fixed account were $173,561,568 and $227,209,766, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For contracts with the Extra Value option, the Company contributed $14,025,741 and $15,596,840 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2014 and 2013, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

For guaranteed minimum death benefits, the Company contributed $3,350,109 and $4,697,906 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2014 and 2013, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

For Purchase Payment Credits, the Company contributed $6,518,850 and $5,377,846 to the Account in the form of additional credit to the contract owner accounts for the years ended December 31, 2014 and 2013, respectively. These amounts are included in purchase payments received from contract owners and, as applicable, are applied to a contract when cumulative purchase payments reach certain aggregate levels.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•	Level 1 - Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•	Level 2 - Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•	Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2014.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2014:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$45,160,449,892	$-	$-	$45,160,449,892

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2014 were as follows:

	Purchases of Investments	Sales of Investments
Mid Cap Growth Portfolio - Class S Shares ( ALMCS )	$17,583	$86,428
VPS Dynamic Asset Allocation Portfolio - Class A ( ALVDAA )	139,796	41,072
VPS Dynamic Asset Allocation Portfolio - Class B ( ALVDAB )	8,188,453	552,852
VP Inflation Protection Fund - Class I ( ACVIP1 )	160,406	6,368
Growth Fund - Class 1 ( AFGF )	811,793	845,136
High-Income Bond Fund - Class 1 ( AFHY )	2,005,277	2,157,026
Managed Risk Asset Allocation Fund - Class P2 ( AVPAP2 )	388,093,058	6,041,832
U.S. Government/AAA-Rated Securities Fund - Class 1 ( AFGC )	55,196	101,791
Global Allocation V.I. Fund - Class III ( MLVGA3 )	121,171,977	4,416,561
Money Market Portfolio(TM) ( CHSMM )	5,426,066	6,243,835
VIP Value Series: Service Class ( DWVVLS )	379,707	26,704
VIP Small Cap Value Series: Service Class ( DWVSVS )	22,616,910	4,589,521
Stock Index Fund, Inc. - Initial Shares ( DSIF )	8,285,343	28,616,018
Stock Index Fund, Inc. - Service Shares ( DSIFS )	13,750,224	34,892,690
Socially Responsible Growth Fund Inc - Initial Shares ( DSRG )	4,156,433	5,401,576
Floating-Rate Income Fund ( ETVFR )	31,831,073	10,583,751
VIP Real Estate Portfolio: Service Class 2 ( FRESS2 )	507,391	20,288
Goldman Sachs Global Markets Navigator Fund - Service Shares ( GVGMNS )	2,519,031	663,604
VA International Equity Fund ( HVIE )	3,316,241	1,552,933
VA Situs Fund ( HVSIT )	8,606,741	8,792,898
V.I. Mid Cap Core Equity - Series II Shares ( IVMCC2 )	7,323,175	884,126
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares ( IVKMG2 )	2,364,486	6,032,584
Balanced-Risk Allocation Fund: Series I Shares ( IVBRA1 )	164,704	1,410
Mid Cap Value Portfolio: Class 1 ( JPMMV1 )	3,044,909	4,019,881
Balanced Portfolio: Service Shares ( JABS )	985,952	1,771,207
Enterprise Portfolio: Service Shares ( JAMGS )	114,717	705
Forty Portfolio: Service Shares ( JACAS )	52,771,346	28,613,943
Global Technology Portfolio: Service Shares ( JAGTS )	17,127,328	8,369,418
Overseas Portfolio: Service Shares ( JAIGS )	16,499,273	11,254,260
Retirement Emerging Markets Equity Portfolio - Service Shares ( LZREMS )	14,946,361	645,974
Investors Growth Stock Series - Service Class ( MIGSC )	602,669	1,688,104
New Discovery Series - Service Class ( MNDSC )	11,893,111	7,748,880
Utilities Series - Service Class ( MVUSC )	95,391	2,627
Value Series - Service Class ( MVFSC )	24,249,325	45,825,809
Variable Insurance Trust II - MFS International Value Portfolio - Service Class ( MVIVSC )	36,959,297	6,347,749
Core Plus Fixed Income Portfolio - Class I ( MSVFI )	1,808,514	451,980
Core Plus Fixed Income Portfolio - Class II ( MSVF2 )	2,956,002	4,240,768
Emerging Markets Debt Portfolio - Class I ( MSEM )	152,584	393,909
Emerging Markets Debt Portfolio - Class II ( MSEMB )	206,967	129,489
Global Real Estate Portfolio - Class II ( VKVGR2 )	218,172	44,186
U.S. Real Estate Portfolio - Class I ( MSVRE )	1,165	6,940
U.S. Real Estate Portfolio - Class II ( MSVREB )	52	1,339
American Funds NVIT Managed Asset Allocation Fund Class II ( NAMAA2 )	187,293,937	72,388
American Funds NVIT Managed Growth-Income Fund Class II ( NAMGI2 )	21,687,304	32,571
American Century NVIT Multi Cap Value Fund - Class I ( NVAMV1 )	8,772,566	7,202,504
American Century NVIT Multi Cap Value Fund - Class II ( NVAMV2 )	33,565,593	25,832,498
American Funds NVIT Asset Allocation Fund - Class II ( GVAAA2 )	249,015,276	78,223,014
American Funds NVIT Bond Fund - Class II ( GVABD2 )	296,409,710	85,272,929
American Funds NVIT Global Growth Fund - Class II ( GVAGG2 )	31,719,598	12,989,267
American Funds NVIT Growth Fund - Class II ( GVAGR2 )	43,302,760	17,460,707
American Funds NVIT Growth-Income Fund - Class II ( GVAGI2 )	266,197,617	118,391,597
Federated NVIT High Income Bond Fund - Class I ( HIBF )	110,745,485	45,825,794
NVIT Emerging Markets Fund - Class I ( GEM )	14,550,419	2,279,913
NVIT Emerging Markets Fund - Class II ( GEM2 )	66,772,934	5,298,807
NVIT International Equity Fund - Class I ( GIG )	25,080,001	1,817,809
Variable Insurance Trust: NVIT International Equity Fund - Class VI ( NVIE6 )	13,028,107	3,076,829
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I ( NVNMO1 )	14,245,298	12,485,879
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II ( NVNMO2 )	6,953,973	10,065,967
Neuberger Berman NVIT Socially Responsible Fund - Class I ( NVNSR1 )	932,380	2,262,872
Neuberger Berman NVIT Socially Responsible Fund - Class II ( NVNSR2 )	3,604,639	46,913,066
NVIT Cardinal Aggressive Fund - Class II ( NVCRA2 )	20,559,427	4,740,172
NVIT Cardinal Balanced Fund - Class II ( NVCRB2 )	240,086,260	34,695,101
NVIT Cardinal Capital Appreciation Fund - Class II ( NVCCA2 )	195,797,694	158,799,934
NVIT Cardinal Conservative Fund - Class II ( NVCCN2 )	93,906,133	78,929,396
NVIT Cardinal Moderate Fund - Class II ( NVCMD2 )	167,449,864	139,290,482
NVIT Cardinal Moderately Aggressive Fund - Class II ( NVCMA2 )	60,009,031	43,126,246
NVIT Cardinal Moderately Conservative Fund - Class II ( NVCMC2 )	83,916,878	42,334,397
NVIT Core Bond Fund - Class I ( NVCBD1 )	2,065,977	978,659
NVIT Core Bond Fund - Class II ( NVCBD2 )	12,890,180	23,833,853
NVIT Core Plus Bond Fund - Class II ( NVLCP2 )	19,224,073	6,246,639
NVIT Nationwide Fund - Class I ( TRF )	2,087,321	16,594,015
NVIT Nationwide Fund - Class II ( TRF2 )	6,191,612	39,061,438
NVIT Government Bond Fund - Class I ( GBF )	36,320,388	77,606,140
American Century NVIT Growth Fund - Class I ( CAF )	904,151	4,093,263
American Century NVIT Growth Fund -Class II ( CAF2 )	14,541,508	4,935,657

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

NVIT International Index Fund - Class II ( GVIX2 )	63,670	673
NVIT International Index Fund - Class VIII ( GVIX8 )	12,976,068	2,492,700
NVIT Investor Destinations Aggressive Fund - Class II ( GVIDA )	14,895,108	42,885,680
NVIT Investor Destinations Balanced Fund - Class II ( NVDBL2 )	164,307,913	10,864,954
NVIT Investor Destinations Capital Appreciation Fund - Class II ( NVDCA2 )	76,556,305	68,107,416
NVIT Investor Destinations Conservative Fund - Class II ( GVIDC )	81,338,048	92,550,857
NVIT Investor Destinations Moderate Fund - Class II ( GVIDM )	53,615,949	272,957,270
NVIT Investor Destinations Moderately Aggressive Fund - Class II ( GVDMA )	19,771,563	193,004,830
NVIT Investor Destinations Moderately Conservative Fund - Class II ( GVDMC )	66,241,114	58,230,216
NVIT Mid Cap Index Fund - Class I ( MCIF )	24,495,465	12,472,954
NVIT Money Market Fund - Class I ( SAM )	205,465,313	205,124,603
NVIT Multi-Manager International Growth Fund - Class I ( NVMIG1 )	37,489,780	3,195,103
NVIT Multi-Manager International Growth Fund - Class VI ( NVMIG6 )	16,206,746	29,358,804
NVIT Multi-Manager International Value Fund - Class I ( GVDIVI )	5,105,556	538,213
NVIT Multi-Manager International Value Fund - Class II ( GVDIV2 )	75,181,081	8,929,904
NVIT Multi-Manager Large Cap Growth Fund - Class I ( NVMLG1 )	1,949,769	2,969,087
NVIT Multi-Manager Large Cap Growth Fund - Class II ( NVMLG2 )	13,241,467	19,448,194
NVIT Multi-Manager Large Cap Value Fund - Class I ( NVMLV1 )	1,608,539	1,509,179
NVIT Multi-Manager Large Cap Value Fund - Class II ( NVMLV2 )	23,151,768	10,366,499
NVIT Multi-Manager Mid Cap Growth Fund - Class I ( NVMMG1 )	23,473,740	25,522,273
NVIT Multi-Manager Mid Cap Growth Fund - Class II ( NVMMG2 )	21,934,034	22,881,945
NVIT Multi-Manager Mid Cap Value Fund - Class I ( NVMMV1 )	23,223	1,106
NVIT Multi-Manager Mid Cap Value Fund - Class II ( NVMMV2 )	82,512,861	42,801,095
NVIT Multi-Manager Small Cap Growth Fund - Class I ( SCGF )	1,480,908	1,831,762
NVIT Multi-Manager Small Cap Growth Fund - Class II ( SCGF2 )	9,326,509	5,284,410
NVIT Multi-Manager Small Cap Value Fund - Class I ( SCVF )	4,024,364	7,881,194
NVIT Multi-Manager Small Cap Value Fund - Class II ( SCVF2 )	8,648,258	6,902,283
NVIT Multi-Manager Small Company Fund - Class I ( SCF )	12,099,475	10,166,093
NVIT Multi-Manager Small Company Fund - Class II ( SCF2 )	10,455,152	7,771,661
NVIT Multi-Sector Bond Fund - Class I ( MSBF )	42,385,255	16,397,654
NVIT Short Term Bond Fund - Class II ( NVSTB2 )	32,816,990	15,287,282
NVIT Large Cap Growth Fund - Class I ( NVOLG1 )	41,860,896	47,377,486
NVIT Large Cap Growth Fund - Class II ( NVOLG2 )	29,879,344	42,311,469
Templeton NVIT International Value Fund - Class III ( NVTIV3 )	34,032,543	31,726,462
Invesco NVIT Comstock Value Fund - Class I ( EIF )	237,495	12,171
Invesco NVIT Comstock Value Fund - Class II ( EIF2 )	13,865,409	23,248,420
NVIT Real Estate Fund - Class I ( NVRE1 )	20,530,547	6,486,026
NVIT Real Estate Fund - Class II ( NVRE2 )	54,377,019	10,023,152
Loring Ward NVIT Moderate Fund - Class II ( NVLM2 )	1,510,531	104,550
Loring Ward NVIT Capital Appreciation Fund - Class II ( NVLCA2 )	158,224	1,054
NVIT Cardinal(SM) Managed Growth Fund - Class II ( NCPG2 )	562,981,035	639,817
NVIT Cardinal(SM) Managed Growth & Income Fund: Class II ( NCPGI2 )	291,195,915	3,499,750
NVIT Investor Destinations Managed Growth Fund: Class II ( IDPG2 )	348,186,867	1,393,133
NVIT Investor Destinations Managed Growth & Income Fund: Class II ( IDPGI2 )	190,703,100	345,816
NVIT Small Cap Index Fund Class II ( NVSIX2 )	15,935,902	1,091,168
NVIT S&P 500 Index Fund Class II ( GVEX2 )	120,072,862	4,600,136
TOPS Managed Risk Balanced ETF Portfolio - Class 4 ( NOTB4 )	6,754,832	779,937
TOPS Managed Risk Growth ETF Portfolio - Class 4 ( NOTG4 )	4,400,451	1,525,888
TOPS Managed Risk Moderate Growth ETF Portfolio - Class 4 ( NOTMG4 )	7,764,471	342,813
Foreign Bond Portfolio (U.S. Dollar-Hedged): Administrative Class ( PMVFHA )	113,050	2,371
Real Return Portfolio - Advisor Class ( PMVRA )	25,546	5,220
VPS Balanced Wealth Strategy Portfolio - Class B ( ALVBWB )	168,748	43,836
VPS Growth and Income Portfolio - Class B ( ALVGIB )	394,445	1,694,135
VPS Small/Mid Cap Value Portfolio - Class A ( ALVSVA )	91,420	11,891
VPS Small/Mid Cap Value Portfolio - Class B ( ALVSVB )	23,740,221	16,250,899
VP Balanced Fund - Class I ( ACVB )	5,302,391	4,219,168
VP Capital Appreciation Fund - Class I ( ACVCA )	19,231	17,098
VP Income & Growth Fund - Class I ( ACVIG )	2,178,265	3,513,904
VP Income & Growth Fund - Class II ( ACVIG2 )	599,992	1,005,910
VP Inflation Protection Fund - Class II ( ACVIP2 )	38,162,394	37,571,723
VP International Fund - Class I ( ACVI )	39,736	41,644
VP International Fund - Class III ( ACVI3 )	5,127	5,083
VP Mid Cap Value Fund - Class I ( ACVMV1 )	2,789,025	3,010,406
VP Mid Cap Value Fund - Class II ( ACVMV2 )	34,158,661	14,203,383
Mid Cap Stock Portfolio- Service Shares ( DVMCSS )	10,849,500	1,623,287
Small Cap Stock Index Portfolio - Service Shares ( DVSCS )	9,780,343	25,669,585
Appreciation Portfolio - Initial Shares ( DCAP )	2,341,114	7,066,157
Appreciation Portfolio - Service Shares ( DCAPS )	13,276,145	19,058,023
Opportunistic Small Cap Portfolio: Service Shares ( DVDLS )	114,840	298,791
Growth and Income Portfolio - Initial Shares ( DGI )	608,857	2,208,999
Managed Tail Risk Fund II: Service Shares ( FCA2S )	293,705	361,928
Quality Bond Fund II - Primary Shares ( FQB )	857,666	1,681,527
Quality Bond Fund II - Service Shares ( FQBS )	2,137,470	5,931,907
Contrafund(R)Portfolio - Service Class 2 ( FC2 )	79,470	79,473
Equity-Income Portfolio - Initial Class ( FEIP )	14,869,350	45,746,719
VIP Value Strategies Portfolio - Service Class 2 ( FVSS2 )	281,377	1,893,844
High Income Portfolio - Initial Class ( FHIP )	2,410,840	5,955,353
VIP Asset Manager Portfolio - Initial Class ( FAMP )	8,467,210	18,080,069
VIP Energy Portfolio - Service Class 2 ( FNRS2 )	23,287,375	16,145,307
VIP Equity-Income Portfolio - Service Class 2 ( FEI2 )	33,458,414	17,301,677
VIP Freedom Fund 2010 Portfolio - Service Class ( FF10S )	1,347,011	1,484,494
VIP Freedom Fund 2010 Portfolio - Service Class 2 ( FF10S2 )	26,066,473	10,301,581
VIP Freedom Fund 2020 Portfolio - Service Class ( FF20S )	2,373,426	1,752,729
VIP Freedom Fund 2020 Portfolio - Service Class 2 ( FF20S2 )	26,186,688	27,955,899
VIP Freedom Fund 2030 Portfolio - Service Class ( FF30S )	1,470,970	1,679,035
VIP Freedom Fund 2030 Portfolio - Service Class 2 ( FF30S2 )	13,700,286	4,781,467
VIP Growth Portfolio - Initial Class ( FGP )	1,759,503	45,631,446
VIP Growth Portfolio - Service Class 2 ( FG2 )	71,386,354	18,601,937
VIP High Income Portfolio - Initial Class R ( FHIPR )	2,928,573	4,558,564
VIP Investment Grade Bond Portfolio - Service Class ( FIGBS )	3,882,189	5,334,082
VIP Investment Grade Bond Portfolio - Service Class 2 ( FIGBP2 )	26,560,308	54,441,268
VIP Mid Cap Portfolio - Service Class ( FMCS )	1,836,290	5,714,257
VIP Mid Cap Portfolio - Service Class 2 ( FMC2 )	18,010,797	34,008,120
VIP Overseas Portfolio - Initial Class ( FOP )	704,210	7,237,537
VIP Overseas Portfolio - Initial Class R ( FOPR )	1,431,920	3,345,060
VIP Overseas Portfolio - Service Class 2 ( FO2 )	21,931	497,335
VIP Overseas Portfolio - Service Class 2 R ( FO2R )	13,069,811	8,473,984
VIP Value Strategies Portfolio - Service Class ( FVSS )	326,741	2,100,044
Franklin Income Securities Fund - Class 2 ( FTVIS2 )	78,264,321	10,364,510
Rising Dividends Securities Fund - Class 2 ( FTVRD2 )	2,346,290	10,137,858
Small Cap Value Securities Fund - Class 2 ( FTVSV2 )	16,699,251	30,800,240
Mutual Global Discovery Securities Fund - Class 2 ( FTVMD2 )	284,036	23,239
Templeton Developing Markets Securities Fund - Class 2 ( FTVDM2 )	18,138,402	2,941,165
Templeton Foreign Securities Fund - Class 2 ( TIF2 )	71,470,096	11,444,487
Templeton Global Bond Securities Fund - Class 2 ( FTVGI2 )	145,857,480	3,749,749
VIP Founding Funds Allocation Fund - Class 2 ( FTVFA2 )	34,014,386	4,862,835
Franklin Strategic Income Securities Fund: Class 2 ( FTVSI2 )	282,004	2,461
Franklin High Income Securities Fund: Class 2 ( FTVHI2 )	914,915	418,215
Structured Small Cap Equity Fund: Service Shares ( GVSSCS )	14,057	1,782
Short Duration Bond Portfolio - I Class Shares ( AMTB )	8,602,990	38,378,700
Growth Portfolio - I Class Shares ( AMTG )	1,555	3,307
International Portfolio - S Class Shares ( AMINS )	56,410	13,237

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

Advisers Management Trust: Large Cap Value Portfolio - Class I ( AMTP )		170	1,045
Small-Cap Growth Portfolio - S Class Shares ( AMFAS )		1,369,933	1,742,138
Socially Responsive Portfolio - I Class Shares ( AMSRS )		809,208	6,862,880
International Growth Fund/VA- Service Shares ( OVIGS )		10,603,656	65,401
Capital Income Fund/VA - Non-Service Shares ( OVMS )		896,317	4,986,025
Core Bond Fund/VA - Non-Service Shares ( OVB )		2,275,960	4,186,606
Global Securities Fund/VA - Non-Service Shares ( OVGS )		65,392,621	20,083,242
Global Securities Fund/VA - Service Class ( OVGSS )		103,045,068	5,835,631
International Growth Fund/VA - Non-Service Shares ( OVIG )		405,156	14,698
Main Street Fund(R)/VA - Non-Service Shares ( OVGI )		1,808,992	1,597,034
Main Street Fund(R)/VA - Service Class ( OVGIS )		8,729,115	44,440,485
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares ( OVSC )		4,376,296	3,623,232
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares ( OVSCS )		35,001,931	14,120,130
Discovery Mid Cap Growth Fund/VA - Non-Service Shares ( OVAG )		944,338	3,316,181
Global Strategic Income Fund/VA: Non-service Shares ( OVSB )		471,617	370,317
Global Strategic Income Fund/VA: Service Shares ( OVSBS )		1,937,219	2,241,067
All Asset Portfolio - Advisor Class ( PMVAAD )		12,789,917	7,818,789
Foreign Bond Portfolio (Unhedged) - Advisor Class ( PMVFAD )		3,066,817	10,612,151
Low Duration Portfolio - Advisor Class ( PMVLAD )		55,186,135	34,463,307
Total Return Portfolio - Advisor Class ( PMVTRD )		45,470,386	22,272,244
CommodityRealReturn(R) Strategy Portfolio - Advisor Class ( PMVRSD )		85,442	976
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class ( PMVEBD )		6,124,416	868,847
Variable Insurance Trust - High Yield Portfolio - Advisor Class ( PMVHYD )		908,449	837,177
VT Growth & Income Fund: Class IB ( PVGIB )		117,841	679,640
VT International Equity Fund: Class IB ( PVTIGB )		3,018	53,704
VT Voyager Fund: Class IB ( PVTVB )		622,845	696,776
VI American Franchise Fund - Series II Shares ( ACEG2 )		1,547,445	3,063,819
Diversified Stock Fund Class A Shares ( VYDS )		6,699	38,899
Small-Cap Portfolio - Investment Class ( ROCSC )		321,662	12,397
Variable Fund - Multi-Hedge Strategies ( RVARS )		12,599,698	2,286,339
Blue Chip Growth Portfolio - II ( TRBCG2 )		40,120	41,241
Equity Income Portfolio - II ( TREI2 )		65,972	65,228
Health Sciences Portfolio - II ( TRHS2 )		77,774,035	25,271,213
Limited-Term Bond Portfolio - II ( TRLT2 )		2,510	2,515
VIP Trust - Global Hard Assets Fund- Service Class ( VWHAS )		20,353,223	14,266,095
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class ( VWBF )		3,398,396	3,376,961
VIP Trust Emerging Markets Fund - Initial Class ( VWEM )		4,498,507	5,205,049
VIP Trust Global Hard Assets Fund - Initial Class ( VWHA )		71,234	9,142,314
Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility ( WRPMAV )		5,715,509	193,337
Ivy Funds VIP - Pathfinder Moderately Conservative - Managed Volatility ( WRPMCV )		433,264	15,047
Ivy Funds VIP - Pathfinder Moderate - Managed Volatility ( WRPMMV )		2,894,400	271,819
Variable Insurance Portfolios - Asset Strategy ( WRASP )		95,844,854	12,453,790
Variable Insurance Portfolios - High Income ( WRHIP )		59,456,134	44,829,536
Variable Insurance Portfolios - Mid Cap Growth ( WRMCG )		22,014,827	1,655,119
Variable Insurance Portfolios - Pathfinder Aggressive ( WRPAP )		40,992	150
Variable Insurance Portfolios - Pathfinder Conservative ( WRPCP )		890,005	433,337
Variable Insurance Portfolios - Pathfinder Moderate ( WRPMP )		4,524,619	1,055,665
Variable Insurance Portfolios - Pathfinder Moderately Aggressive ( WRPMAP )		8,349,436	2,683,839
Variable Insurance Portfolios - Pathfinder Moderately Conservative ( WRPMCP )		1,037,554	701,786
Advantage VT Discovery Fund ( SVDF )		5,065	8,998
Advantage VT Opportunity Fund - Class 2 ( SVOF )		42,621	72,286
Advantage VT Small Cap Growth Fund - Class 2 ( WFVSCG )		24,230,125	7,923,555
Advantage VT Small Cap Value Fund - Class 2 ( WFVSMV )		1,029	1,762
Advantage VT Total Return Bond Fund - Class 2 ( WFVTRB )		4,144	3,799
Advantage - VT Omega Growth Fund - Class 2 ( WFVOG2 )		8,453	10,981
Global Securities Fund/VA - Class 3 (obsolete) ( OVGS3 )		445,193	58,319,992
Global Securities Fund/VA - Class 4 (obsolete) ( OVGS4 )		4,476,019	92,521,258
Templeton Developing Markets Securities Fund - Class 3 (obsolete) ( FTVDM3 )		262,621	18,845,200
Templeton Foreign Securities Fund - Class 3 (obsolete) ( TIF3 )		697,051	72,805,385
Templeton Global Bond Securities Fund - Class 3 (obsolete) ( FTVGI3 )		2,438,693	131,186,697
Federated NVIT High Income Bond Fund - Class III (obsolete) ( HIBF3 )		7,711,857	96,267,783
NVIT Emerging Markets Fund - Class III (obsolete) ( GEM3 )		253,986	16,145,135
NVIT Emerging Markets Fund - Class VI (obsolete) ( GEM6 )		4,026,696	58,282,883
NVIT International Equity Fund - Class III (obsolete) ( GIG3 )		740,167	25,084,671
NVIT Multi-Manager International Growth Fund - Class III (obsolete) ( NVMIG3 )		394,691	35,249,701
NVIT Multi-Manager International Value Fund - Class III (obsolete) ( GVDIV3 )		206,523	5,212,316
NVIT Multi-Manager International Value Fund - Class VI (obsolete) ( GVDIV6 )		2,465,326	67,431,763
VP Vista(SM) Fund - Class I (obsolete) ( ACVVS1 )		296	2,664

	Total	$7,607,287,843	$4,374,095,105

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2014, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2014. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented. Contract owner’s equity presented below may not agree to the contract owner’s equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Mid Cap Growth Portfolio - Class S Shares (ALMCS)
2014	0.95% to 1.05%	26,168	$19.89 to $ 19.66	$516,473	0.00%	6.56% to 6.45%
2013	0.95% to 1.05%	29,458	18.67 to 18.47	545,847	0.00%	34.12% to 33.98%
2012	0.95% to 1.05%	29,102	13.92 to 13.79	402,340	0.00%	14.59% to 14.47%
2011	0.95% to 1.45%	32,647	12.15 to 11.64	393,138	0.00%	-9.46% to -9.91%
2010	0.95% to 1.45%	34,119	13.41 to 12.93	452,475	0.00%	17.75% to 17.16%
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)
2014	0.40% to 0.60%	10,220	10.98 to 10.95	112,134	0.89%	4.03% to 3.82%
2013	0.40%	1,477	10.56	15,595	0.36%	5.59%	****
VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)
2014	1.10% to 2.65%	1,392,186	11.60 to 11.12	15,847,152	0.40%	3.06% to 1.45%
2013	1.15% to 2.60%	742,493	11.25 to 10.97	8,266,416	0.30%	10.65% to 9.02%
2012	1.15% to 2.55%	196,701	10.16 to 10.07	1,991,149	0.09%	1.64% to 0.68%	****
VP Inflation Protection Fund - Class I (ACVIP1)
2014	0.40% to 0.60%	21,218	9.38 to 9.35	198,937	1.58%	3.16% to 2.96%
2013	0.40% to 0.60%	5,112	9.09 to 9.08	46,489	0.76%	-9.06% to -9.18%	****
Growth Fund - Class 1 (AFGF)
2014	1.30%	106,861	117.92	12,601,077	1.44%	7.37%
2013	1.30%	112,638	109.82	12,370,410	1.18%	28.74%
2012	1.30%	125,616	85.31	10,715,793	1.06%	16.65%
2011	1.30%	133,488	73.13	9,761,912	0.85%	-5.30%
2010	1.30%	142,179	77.23	10,979,803	0.97%	17.46%
High-Income Bond Fund - Class 1 (AFHY)
2014	1.30%	21,295	57.09	1,215,827	4.36%	-0.51%
2013	1.30%	24,207	57.38	1,389,069	7.34%	5.51%
2012	1.30%	35,854	54.39	1,950,049	7.73%	12.42%
2011	1.30%	37,304	48.38	1,804,784	9.81%	0.85%
2010	1.30%	37,078	47.97	1,778,708	10.52%	13.88%
Managed Risk Asset Allocation Fund - Class P2 (AVPAP2)
2014	0.40% to 2.75%	65,640,615	11.38 to 10.94	798,451,750	0.07%	2.50% to 0.08%
2013	0.40% to 2.55%	32,981,115	11.10 to 11.87	395,954,374	2.15%	11.03% to 17.51%	****
2012	1.15% to 2.30%	1,300,941	10.12 to 10.10	13,160,237	1.27%	1.22% to 1.03%	****
U.S. Government/AAA-Rated Securities Fund - Class 1 (AFGC)
2014	1.30%	25,113	35.65	895,197	1.33%	3.87%
2013	1.30%	26,433	34.32	907,146	0.87%	-4.14%
2012	1.30%	30,588	35.80	1,095,025	1.20%	0.88%
2011	1.30%	34,457	35.49	1,222,715	2.00%	6.46%
2010	1.30%	36,578	33.33	1,219,260	1.84%	4.56%
Global Allocation V.I. Fund - Class III (MLVGA3)
2014	0.40% to 2.85%	22,411,842	16.15 to 14.02	336,749,454	2.54%	1.52% to -0.97%
2013	0.40% to 2.65%	16,742,221	15.91 to 14.30	251,321,137	1.27%	13.96% to 11.38%
2012	0.65% to 2.65%	11,530,622	13.83 to 12.84	154,015,464	1.60%	9.25% to 7.05%
2011	0.75% to 2.65%	10,016,317	12.62 to 11.99	123,669,985	2.63%	-4.36% to -6.19%
2010	0.75% to 2.65%	6,572,107	13.20 to 12.78	85,557,591	1.68%	8.94% to 6.85%
Money Market Portfolio(TM) (CHSMM)
2014	0.75% to 1.55%	884,847	9.75 to 9.76	8,890,073	0.01%	-0.74% to -1.54%
2013	0.65% to 1.55%	949,742	9.88 to 9.91	9,707,822	0.01%	-0.64% to -1.54%
2012	0.65% to 1.55%	1,047,948	9.94 to 10.06	10,825,869	0.01%	-0.64% to -1.54%
2011	0.75% to 1.55%	1,391,226	9.97 to 10.22	14,443,732	0.01%	-0.74% to -1.54%
2010	0.75% to 1.55%	1,300,472	10.04 to 10.38	13,862,136	0.01%	-0.70% to -1.50%
VIP Value Series: Service Class (DWVVLS)
2014	0.40% to 0.60%	47,661	13.22 to 13.18	629,639	1.24%	13.25% to 13.02%
2013	0.40% to 0.60%	19,338	11.68 to 11.66	225,706	0.00%	16.78% to 16.62%	****
VIP Small Cap Value Series: Service Class (DWVSVS)
2014	0.40% to 2.75%	1,869,070	12.95 to 12.44	23,690,053	0.26%	5.20% to 2.71%
2013	0.40% to 2.65%	466,331	12.31 to 12.12	5,692,293	0.00%	23.09% to 21.23%	****
Stock Index Fund, Inc. - Initial Shares (DSIF)
2014	0.80% to 1.40%	5,106,390	41.17 to 47.01	243,861,596	1.74%	12.52% to 11.84%
2013	0.80% to 1.40%	5,646,503	36.59 to 42.03	241,002,392	1.84%	30.97% to 30.18%
2012	0.80% to 1.40%	6,373,721	27.94 to 32.29	208,787,008	2.02%	14.81% to 14.11%
2011	0.80% to 1.40%	7,343,204	24.34 to 28.29	210,627,633	1.79%	1.06% to 0.45%
2010	0.80% to 1.40%	8,556,559	24.08 to 28.17	244,155,883	1.80%	13.92% to 13.23%
Stock Index Fund, Inc. - Service Shares (DSIFS)
2014	0.40% to 2.80%	7,085,178	16.00 to 19.37	169,352,638	1.48%	12.65% to 9.94%
2013	0.40% to 2.70%	8,091,350	14.20 to 19.50	174,125,566	1.62%	31.18% to 28.15%
2012	0.40% to 2.85%	7,884,652	10.82 to 13.70	131,104,877	1.82%	15.01% to 12.18%
2011	0.40% to 2.85%	7,723,730	9.41 to 12.21	113,970,712	1.60%	1.21% to -1.27%
2010	0.40% to 2.85%	7,353,016	9.30 to 12.37	109,163,971	1.61%	14.08% to 11.28%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
2014	0.80% to 1.40%	1,151,261	$32.19 to $ 37.39	$45,614,538	1.06%	12.55% to 11.86%
2013	0.80% to 1.40%	1,265,074	28.60 to 33.42	44,786,596	1.26%	33.27% to 32.46%
2012	0.80% to 1.40%	1,435,555	21.46 to 25.23	38,303,631	0.82%	11.08% to 10.40%
2011	0.80% to 1.40%	1,619,263	19.32 to 22.85	39,089,761	0.90%	0.10% to -0.51%
2010	0.80% to 1.40%	1,858,295	19.31 to 22.97	45,067,265	0.89%	13.90% to 13.21%
Floating-Rate Income Fund (ETVFR)
2014	0.40% to 2.75%	2,099,789	10.15 to 9.81	20,901,456	3.22%	0.17% to -1.86%	****
2013	0.40% to 0.60%	16,659	10.13 to 10.12	168,751	1.47%	1.34% to 1.20%	****
VIP Real Estate Portfolio: Service Class 2 (FRESS2)
2014	0.40% to 0.60%	57,644	11.60 to 11.56	667,305	2.50%	29.28% to 29.02%
2013	0.40% to 0.60%	14,671	8.97 to 8.96	131,494	2.12%	-10.27% to -10.39%	****
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
2014	0.40% to 2.85%	571,852	10.84 to 11.27	6,651,026	0.04%	3.53% to 0.98%
2013	0.40% to 2.30%	406,175	10.47 to 11.27	4,622,209	0.09%	4.67% to 10.96%	****
2012	1.15% to 2.20%	55,968	10.23 to 10.16	570,936	0.00%	2.33% to 1.61%	****
VA International Equity Fund (HVIE)
2014	0.40% to 2.65%	1,319,092	11.76 to 10.69	14,796,809	2.13%	-7.06% to -9.16%
2013	0.40% to 2.65%	1,179,976	12.65 to 11.77	14,418,065	1.70%	22.41% to 19.65%
2012	0.40% to 2.50%	917,015	10.33 to 9.87	9,259,820	1.50%	13.58% to 11.18%
2011	0.40% to 2.35%	672,762	9.10 to 8.89	6,042,943	2.60%	-11.91% to -13.63%
2010	1.15% to 2.25%	25,460	10.32 to 10.30	262,513	0.00%	3.16% to 2.97%	****
VA Situs Fund (HVSIT)
2014	0.40% to 2.55%	2,049,869	17.47 to 15.95	34,123,200	0.51%	-2.46% to -4.56%
2013	0.40% to 2.60%	2,149,202	17.91 to 16.68	37,089,198	0.35%	31.39% to 28.49%
2012	0.40% to 2.65%	1,678,205	13.63 to 12.97	22,301,050	0.00%	22.13% to 19.37%
2011	0.75% to 2.70%	1,261,261	11.11 to 10.86	13,876,653	0.05%	-1.65% to -3.58%
2010	0.85% to 2.35%	45,685	11.30 to 11.27	515,595	0.00%	12.97% to 12.69%	****
V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)
2014	0.40% to 2.75%	984,626	13.30 to 12.48	12,646,474	0.00%	3.75% to 1.30%
2013	0.40% to 2.65%	571,438	12.82 to 12.34	7,167,431	0.61%	27.95% to 25.06%
2012	0.40% to 2.65%	153,532	10.02 to 9.87	1,525,895	0.00%	0.19% to -1.32%	****
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)
2014	0.75% to 2.75%	1,552,810	14.17 to 13.42	21,539,179	0.00%	6.88% to 4.73%
2013	0.75% to 2.75%	1,802,302	13.26 to 12.81	23,558,853	0.22%	35.58% to 32.85%
2012	0.75% to 2.85%	2,201,353	9.78 to 9.64	21,398,232	0.00%	-2.23% to -3.64%	****
Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
2014	0.40% to 0.60%	20,089	10.46 to 10.42	209,848	0.00%	5.49% to 5.28%
2013	0.40%	5,179	9.92	51,350	1.57%	-0.85%	****
Mid Cap Value Portfolio: Class 1 (JPMMV1)
2014	0.80% to 1.40%	629,150	26.96 to 25.28	16,042,419	0.79%	14.19% to 13.50%
2013	0.80% to 1.40%	706,041	23.61 to 22.27	15,844,686	0.92%	31.24% to 30.45%
2012	0.80% to 1.40%	597,636	17.99 to 17.07	10,278,714	0.98%	19.41% to 18.69%
2011	0.80% to 1.40%	404,489	15.07 to 14.38	5,854,364	1.33%	1.35% to 0.73%
2010	0.80% to 1.40%	463,358	14.87 to 14.28	6,650,267	1.21%	22.47% to 21.73%
Balanced Portfolio: Service Shares (JABS)
2014	0.95% to 2.20%	481,380	23.08 to 21.63	11,224,356	1.50%	7.21% to 5.86%
2013	0.95% to 2.20%	528,268	21.53 to 20.44	11,547,602	1.97%	18.66% to 17.17%
2012	0.95% to 2.20%	637,267	18.14 to 17.44	11,759,269	2.54%	12.30% to 10.88%
2011	0.95% to 2.30%	655,718	16.15 to 15.59	10,841,461	2.28%	0.39% to -0.97%
2010	0.95% to 2.45%	781,885	16.09 to 15.55	12,961,037	2.54%	7.09% to 5.47%
Enterprise Portfolio: Service Shares (JAMGS)
2014	0.40% to 0.60%	9,705	13.64 to 13.59	132,135	0.02%	11.79% to 11.57%
2013	0.40% to 0.60%	836	12.20 to 12.18	10,189	0.04%	21.97% to 21.80%	****
Forty Portfolio: Service Shares (JACAS)
2014	0.40% to 2.80%	6,633,166	14.32 to 23.70	149,619,507	0.03%	8.03% to 5.43%
2013	0.40% to 2.80%	7,528,794	13.26 to 22.48	160,065,223	0.58%	30.36% to 27.22%
2012	0.40% to 2.95%	8,531,781	10.17 to 17.41	141,263,768	0.59%	23.36% to 20.20%
2011	0.40% to 2.95%	8,157,179	8.24 to 14.48	111,233,520	0.25%	-7.31% to -9.68%
2010	0.40% to 2.95%	8,528,417	8.90 to 16.04	127,857,338	0.24%	6.05% to 3.34%
Global Technology Portfolio: Service Shares (JAGTS)
2014	0.40% to 2.75%	3,355,733	13.79 to 13.81	36,917,587	0.00%	8.91% to 6.34%
2013	0.40% to 2.65%	2,738,469	12.66 to 13.01	27,240,388	0.00%	26.60% to 31.81%	****
2012	0.75% to 2.55%	2,402,225	10.00 to 9.87	17,312,385	0.00%	-0.02% to -1.25%	****
2011	0.80% to 1.40%	378,492	4.92 to 4.59	1,750,288	0.00%	-9.39% to -9.93%
2010	0.80% to 1.40%	429,603	5.43 to 5.09	2,204,148	0.00%	23.40% to 22.66%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Overseas Portfolio: Service Shares (JAIGS)
2014	0.75% to 2.80%	3,311,550	$9.86 to $ 23.77	$63,697,356	5.76%	-12.76% to -14.56%
2013	0.75% to 2.65%	3,552,741	11.30 to 29.98	76,740,060	3.02%	13.42% to 11.25%
2012	0.75% to 2.65%	4,239,187	9.96 to 26.94	80,356,795	0.91%	-0.39% to 10.17%	****
2011	0.80% to 2.15%	391,151	11.78 to 25.59	5,139,442	0.38%	-32.88% to -33.79%
2010	0.80% to 2.15%	470,786	17.55 to 38.65	9,286,940	0.52%	24.02% to 22.33%
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
2014	0.40% to 2.85%	1,378,884	9.41 to 9.35	12,697,617	4.80%	-5.02% to -6.46%	****
2013	0.40% to 0.60%	4,129	9.90 to 9.89	40,843	2.84%	-0.97% to -1.11%	****
Investors Growth Stock Series - Service Class (MIGSC)
2014	0.95% to 2.55%	315,243	21.12 to 21.19	7,570,883	0.28%	10.06% to 8.28%
2013	0.95% to 2.55%	379,071	19.19 to 19.57	8,313,066	0.41%	28.82% to 26.74%
2012	0.95% to 2.80%	480,417	14.89 to 13.71	8,220,030	0.22%	15.57% to 13.41%
2011	0.95% to 2.80%	638,301	12.89 to 12.09	9,464,140	0.25%	-0.58% to -2.43%
2010	0.95% to 2.80%	809,425	12.96 to 12.39	12,090,332	0.30%	11.09% to 9.01%
New Discovery Series - Service Class (MNDSC)
2014	0.40% to 2.65%	1,676,490	13.34 to 12.55	21,619,518	0.00%	-7.86% to -9.95%
2013	0.40% to 2.65%	1,688,392	14.47 to 13.93	23,938,810	0.00%	40.65% to 37.48%
2012	0.40% to 2.55%	250,099	10.29 to 10.14	2,551,639	0.00%	2.90% to 1.41%	****
Utilities Series - Service Class (MVUSC)
2014	0.40% to 0.60%	9,548	11.82 to 11.78	112,560	2.41%	12.02% to 11.79%
2013	0.40%	1,989	10.55	20,979	1.31%	5.48%	****
Value Series - Service Class (MVFSC)
2014	0.40% to 3.05%	14,263,480	15.88 to 21.53	384,539,770	1.32%	9.76% to 6.84%
2013	0.40% to 3.05%	15,568,092	14.46 to 20.15	386,356,234	0.99%	35.05% to 31.46%
2012	0.40% to 3.20%	16,598,824	10.71 to 15.10	308,624,081	1.41%	15.42% to 12.17%
2011	0.40% to 3.20%	19,464,081	9.28 to 13.46	317,118,489	1.23%	-0.86% to -3.65%
2010	0.65% to 3.20%	20,429,012	9.20 to 13.97	339,926,147	1.39%	10.49% to 7.66%
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
2014	0.40% to 2.80%	11,397,673	15.64 to 13.96	168,757,596	1.84%	0.73% to -1.70%
2013	0.40% to 2.80%	9,380,271	15.53 to 14.20	139,601,593	1.42%	27.12% to 24.06%
2012	0.40% to 2.65%	6,568,051	12.22 to 11.50	77,870,623	1.47%	15.47% to 12.85%
2011	0.40% to 2.80%	4,818,705	10.58 to 10.16	50,011,075	1.17%	-2.17% to -4.52%
2010	0.65% to 2.65%	1,400,680	10.80 to 10.65	15,034,804	0.00%	7.97% to 6.52%	****
Core Plus Fixed Income Portfolio - Class I (MSVFI)
2014	0.80% to 1.40%	197,375	13.54 to 12.85	2,562,783	2.72%	6.99% to 6.35%
2013	0.80% to 1.40%	94,101	12.66 to 12.08	1,143,334	3.69%	-1.11% to -1.71%
2012	0.80% to 1.40%	114,987	12.80 to 12.29	1,420,643	4.60%	8.56% to 7.90%
2011	0.80% to 1.40%	139,216	11.79 to 11.39	1,592,352	3.55%	4.80% to 4.17%
2010	0.80% to 1.40%	180,620	11.25 to 10.94	1,981,504	5.84%	6.29% to 5.64%
Core Plus Fixed Income Portfolio - Class II (MSVF2)
2014	0.95% to 2.55%	1,156,982	13.98 to 11.48	15,005,462	3.00%	6.54% to 4.82%
2013	0.95% to 2.55%	1,277,247	13.12 to 10.95	15,607,321	3.45%	-1.52% to -3.12%
2012	0.95% to 2.70%	1,488,971	13.32 to 11.13	18,531,355	4.40%	8.15% to 6.24%
2011	0.95% to 3.05%	1,719,934	12.32 to 10.16	19,859,702	3.46%	4.40% to 2.20%
2010	0.95% to 3.05%	2,060,566	11.80 to 9.94	22,903,727	5.14%	5.84% to 3.60%
Emerging Markets Debt Portfolio - Class I (MSEM)
2014	0.80% to 1.40%	85,072	28.61 to 25.73	2,214,822	5.47%	2.10% to 1.49%
2013	0.80% to 1.40%	98,656	28.02 to 25.35	2,529,866	4.00%	-9.48% to -10.03%
2012	0.80% to 1.40%	119,137	30.95 to 28.18	3,393,878	2.84%	17.02% to 16.31%
2011	0.80% to 1.40%	146,190	26.45 to 24.23	3,579,650	3.51%	6.18% to 5.54%
2010	0.80% to 1.40%	172,642	24.91 to 22.96	4,003,378	4.15%	8.87% to 8.21%
Emerging Markets Debt Portfolio - Class II (MSEMB)
2014	0.40% to 2.05%	44,687	9.31 to 20.82	815,841	5.10%	2.48% to 0.78%
2013	0.60% to 2.05%	35,082	9.07 to 20.66	766,339	4.05%	-9.31% to -10.63%	****
2012	1.10% to 2.05%	40,884	25.46 to 23.12	1,006,127	2.77%	16.58% to 15.45%
2011	1.10% to 2.05%	47,925	21.84 to 20.02	1,015,627	3.48%	5.71% to 4.70%
2010	1.10% to 2.05%	56,191	20.66 to 19.12	1,129,707	4.12%	8.53% to 7.49%
Global Real Estate Portfolio - Class II (VKVGR2)
2014	0.40% to 2.55%	25,692	10.43 to 10.41	275,172	0.77%	13.40% to 10.95%
2013	0.40% to 2.55%	8,643	9.20 to 9.39	82,016	3.95%	-8.04% to 0.02%	****
2012	1.75% to 2.55%	6,184	9.81 to 9.38	59,694	0.53%	27.67% to 26.62%
U.S. Real Estate Portfolio - Class I (MSVRE)
2010	1.30%	312	46.86	14,620	1.02%	28.27%
U.S. Real Estate Portfolio - Class II (MSVREB)
2013	1.35%	27	27.39	739	0.86%	0.38%
2012	1.35%	27	27.28	737	0.55%	14.06%
2011	1.35%	27	23.92	646	0.34%	4.24%
2010	1.35%	27	22.95	620	0.78%	27.78%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
American Funds NVIT Managed Asset Allocation Fund Class II (NAMAA2)
2014	0.40% to 2.85%	18,774,801	$9.99 to $ 9.87	$186,508,714	2.13%	-0.13% to -1.28%	****
American Funds NVIT Managed Growth-Income Fund Class II (NAMGI2)
2014	1.15% to 2.75%	2,143,787	10.15 to 10.07	21,714,913	2.24%	1.48% to 0.71%	****
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2014	0.80% to 1.40%	2,467,526	23.45 to 22.66	56,170,444	1.99%	12.21% to 11.54%
2013	0.80% to 1.40%	2,696,763	20.90 to 20.32	54,995,928	1.81%	30.84% to 30.05%
2012	0.80% to 1.40%	3,121,609	15.97 to 15.62	48,909,691	0.95%	13.74% to 13.05%
2011	0.80% to 1.40%	3,763,621	14.04 to 13.82	52,118,578	1.57%	-0.16% to -0.76%
2010	0.80% to 1.40%	4,645,835	14.07 to 13.93	64,777,629	1.95%	12.56% to 11.88%
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
2014	0.40% to 2.85%	7,970,170	23.74 to 20.62	177,443,963	1.84%	12.50% to 9.73%
2013	0.40% to 2.95%	8,531,980	21.11 to 18.70	170,779,673	1.70%	31.15% to 27.79%
2012	0.40% to 3.30%	9,244,748	16.09 to 14.44	142,658,402	0.80%	13.99% to 10.66%
2011	0.40% to 3.30%	10,757,342	14.12 to 13.05	147,205,264	1.50%	0.09% to -2.82%
2010	0.65% to 3.30%	11,529,269	14.05 to 13.43	159,467,938	1.41%	12.42% to 9.42%
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2014	0.40% to 3.10%	366,259,790	20.04 to 12.52	5,277,274,067	0.96%	4.57% to 1.74%
2013	0.40% to 3.10%	352,795,401	19.17 to 12.30	4,915,430,706	1.30%	22.79% to 19.46%
2012	0.40% to 3.25%	331,857,633	15.61 to 10.19	3,804,061,084	1.32%	15.25% to 11.95%
2011	0.65% to 3.25%	298,878,335	9.64 to 9.10	3,003,333,545	1.22%	0.27% to -2.34%
2010	0.65% to 3.35%	211,427,824	9.62 to 9.27	2,134,403,370	1.30%	11.29% to 8.34%
American Funds NVIT Bond Fund - Class II (GVABD2)
2014	0.40% to 3.10%	152,420,112	11.78 to 10.04	1,761,545,398	1.28%	4.56% to 1.72%
2013	0.40% to 3.10%	135,018,265	11.27 to 9.87	1,507,737,411	1.87%	-2.96% to -5.59%
2012	0.40% to 3.30%	106,649,138	11.61 to 10.32	1,236,279,493	2.29%	4.55% to 1.49%
2011	0.65% to 3.30%	91,572,178	11.07 to 10.16	1,024,351,460	2.11%	5.04% to 2.24%
2010	0.65% to 3.35%	71,841,137	10.54 to 9.92	770,617,482	1.80%	5.30% to 2.49%
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2014	0.40% to 2.85%	14,633,884	13.94 to 13.54	221,909,548	0.73%	1.43% to -1.07%
2013	0.40% to 2.95%	13,261,501	13.74 to 13.58	200,905,979	0.40%	28.13% to 24.85%
2012	0.40% to 3.30%	11,903,007	10.73 to 10.61	142,527,413	0.88%	21.60% to 18.05%
2011	0.40% to 3.30%	11,697,772	8.82 to 8.99	116,477,223	0.91%	-9.67% to -12.30%
2010	0.40% to 3.30%	10,053,778	9.77 to 10.25	112,124,889	0.77%	10.86% to 7.63%
American Funds NVIT Growth Fund - Class II (GVAGR2)
2014	0.40% to 2.85%	25,379,860	14.39 to 12.95	367,777,799	0.46%	7.63% to 4.99%
2013	0.40% to 2.95%	23,231,955	13.37 to 12.23	316,995,054	0.33%	29.09% to 25.79%
2012	0.40% to 3.30%	21,178,621	10.35 to 9.49	226,732,776	0.22%	16.93% to 13.52%
2011	0.40% to 3.30%	21,925,386	8.85 to 8.36	203,005,498	0.26%	-5.07% to -7.83%
2010	0.65% to 3.30%	19,445,092	9.12 to 9.07	191,754,817	0.16%	17.43% to 14.30%
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2014	0.40% to 3.10%	152,683,209	15.20 to 11.71	2,022,271,032	0.81%	9.79% to 6.81%
2013	0.40% to 3.10%	141,379,875	13.84 to 10.96	1,724,502,696	1.03%	32.44% to 28.85%
2012	0.40% to 3.30%	135,436,985	10.45 to 8.41	1,257,381,268	1.07%	16.59% to 13.19%
2011	0.40% to 3.30%	125,082,554	8.97 to 7.43	1,005,278,616	0.90%	-2.63% to -5.46%
2010	0.65% to 3.35%	94,709,952	8.93 to 7.83	789,529,433	0.84%	10.25% to 7.34%
Federated NVIT High Income Bond Fund - Class I (HIBF)
2014	0.40% to 2.75%	3,331,749	9.91 to 16.04	66,619,379	5.02%	-0.94% to -0.27%	****
2013	0.95% to 2.15%	255,684	18.96 to 18.59	5,137,094	6.06%	6.06% to 4.77%
2012	0.95% to 2.15%	317,408	17.88 to 17.75	6,043,995	7.51%	13.47% to 12.09%
2011	0.95% to 2.20%	405,899	15.76 to 16.00	6,836,295	8.15%	2.83% to 1.58%
2010	0.95% to 2.35%	540,532	15.32 to 15.33	8,856,399	8.30%	12.08% to 10.50%
NVIT Emerging Markets Fund - Class I (GEM)
2014	0.40% to 1.40%	578,521	9.35 to 20.95	12,154,794	1.23%	-5.88% to -6.83%
2013	0.40% to 1.40%	14,366	9.93 to 22.48	236,988	1.18%	-0.70% to -0.66%	****
2012	0.80% to 1.40%	8,617	24.38 to 22.63	196,533	0.46%	16.28% to 15.57%
2011	0.80% to 1.40%	14,503	20.97 to 19.58	285,375	0.64%	-22.99% to -23.46%
2010	0.80% to 1.40%	18,106	27.23 to 25.59	465,619	0.05%	15.25% to 14.55%
NVIT Emerging Markets Fund - Class II (GEM2)
2014	0.75% to 2.80%	2,054,838	9.68 to 24.80	59,811,178	1.26%	-3.23% to -8.37%	****
2013	1.15% to 2.25%	28,105	34.04 to 30.14	924,616	0.92%	-0.73% to -1.83%
2012	1.15% to 2.25%	32,659	34.28 to 30.70	1,087,434	0.21%	15.64% to 14.35%
2011	1.10% to 2.25%	44,117	29.78 to 26.84	1,272,348	0.44%	-23.45% to -24.34%
2010	1.10% to 2.45%	52,785	38.90 to 34.91	1,988,828	0.00%	14.64% to 13.08%
NVIT International Equity Fund - Class I (GIG)
2014	0.40% to 1.40%	1,638,422	11.13 to 13.55	22,381,242	2.55%	-0.85% to -1.84%
2013	0.40% to 1.40%	8,336	11.23 to 13.81	101,582	0.68%	12.25% to 16.18%	****
2012	0.80% to 1.40%	3,168	12.80 to 11.88	38,015	0.84%	14.68% to 13.99%
2011	0.80% to 1.40%	3,386	11.16 to 10.42	35,746	1.25%	-10.49% to -11.03%
2010	0.80% to 1.40%	3,675	12.47 to 11.72	43,672	0.96%	12.38% to 11.71%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)
2014	0.40% to 2.75%	4,306,729	$9.86 to $8.10	$37,716,834	3.65%	-1.12% to -3.45%
2013	0.40% to 2.75%	3,288,584	9.97 to 8.39	29,543,767	0.54%	17.09% to 14.33%
2012	0.40% to 2.75%	3,157,577	8.51 to 7.34	24,533,603	0.60%	14.76% to 12.05%
2011	0.40% to 2.75%	3,528,777	7.42 to 6.55	24,130,603	1.18%	-10.36% to - 12.47%
2010	0.40% to 2.80%	2,754,847	8.28 to 7.47	21,261,973	0.94%	12.55% to 9.84%
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2014	0.80% to 1.40%	6,161,181	13.76 to 13.22	81,826,962	0.87%	5.75% to 5.11%
2013	0.80% to 1.40%	7,038,080	13.02 to 12.58	88,865,814	1.01%	42.67% to 41.81%
2012	0.80% to 1.40%	7,916,101	9.12 to 8.87	70,427,668	1.41%	16.00% to 15.30%
2011	0.80% to 1.40%	9,418,341	7.86 to 7.69	72,619,219	0.56%	-12.32% to -12.85%
2010	0.80% to 1.40%	11,003,045	8.97 to 8.83	97,286,636	0.20%	14.68% to 13.99%
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)
2014	0.40% to 2.65%	2,346,283	13.85 to 12.01	30,361,971	0.75%	6.13% to 3.74%
2013	0.40% to 2.80%	2,987,351	13.05 to 11.47	36,797,573	0.94%	42.96% to 39.52%
2012	0.40% to 2.75%	2,768,451	9.13 to 8.24	24,154,968	1.40%	16.37% to 13.62%
2011	0.40% to 2.80%	3,122,319	7.84 to 7.24	23,656,246	0.56%	-12.01% to -14.13%
2010	0.65% to 2.75%	2,127,346	8.94 to 8.44	18,515,437	0.17%	14.64% to 12.21%
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
2014	0.80% to 1.40%	175,685	15.77 to 15.15	2,677,715	0.81%	9.72% to 9.05%
2013	0.80% to 1.40%	271,583	14.38 to 13.89	3,790,960	0.91%	37.66% to 36.82%
2012	0.80% to 1.40%	234,137	10.44 to 10.15	2,387,237	1.29%	10.60% to 9.93%
2011	0.80% to 1.40%	227,602	9.44 to 9.23	2,108,691	0.69%	-3.95% to -4.53%
2010	0.80% to 1.40%	202,690	9.83 to 9.67	1,964,901	0.86%	22.59% to 21.85%
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
2014	0.40% to 3.05%	10,053,530	16.89 to 13.44	149,785,781	0.79%	10.07% to 7.14%
2013	0.40% to 3.05%	13,130,785	15.35 to 12.55	178,916,238	0.69%	38.00% to 34.33%
2012	0.40% to 3.20%	15,266,456	11.12 to 9.27	152,375,245	1.04%	10.94% to 7.81%
2011	0.40% to 3.20%	19,248,367	10.02 to 8.60	174,928,764	0.62%	-3.65% to -6.36%
2010	0.65% to 3.20%	21,270,528	9.85 to 9.19	203,052,828	0.56%	22.76% to 19.61%
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
2014	0.75% to 2.75%	4,780,265	20.97 to 11.64	59,819,242	2.25%	3.71% to 1.62%
2013	0.75% to 2.70%	3,708,333	20.22 to 11.48	45,281,166	1.36%	28.50% to 25.98%
2012	0.75% to 2.60%	2,931,734	15.73 to 9.16	28,162,711	1.04%	15.28% to 13.13%
2011	0.75% to 2.65%	2,675,730	13.65 to 8.08	22,508,074	1.95%	-7.08% to -8.86%
2010	0.80% to 2.65%	2,416,119	9.32 to 8.87	22,008,706	0.35%	14.04% to 11.91%
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
2014	0.40% to 3.10%	170,119,173	14.19 to 11.23	2,131,595,271	2.37%	3.88% to 1.06%
2013	0.40% to 3.10%	159,209,883	13.66 to 11.11	1,940,345,195	1.72%	14.20% to 11.10%
2012	0.40% to 3.10%	145,128,586	11.96 to 10.00	1,561,559,296	1.57%	10.62% to 7.61%
2011	0.40% to 3.25%	128,328,881	10.81 to 9.24	1,259,936,055	2.45%	-1.74% to -4.54%
2010	0.40% to 3.25%	91,327,946	11.01 to 9.68	921,933,574	0.92%	9.96% to 6.82%
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
2014	0.40% to 3.00%	230,201,524	14.78 to 11.52	2,934,450,319	2.44%	4.28% to 1.56%
2013	0.40% to 3.00%	237,108,265	14.17 to 11.34	2,929,764,084	1.59%	20.76% to 17.61%
2012	0.40% to 3.00%	233,768,591	11.74 to 9.64	2,418,598,441	1.37%	13.19% to 10.23%
2011	0.40% to 3.00%	215,720,584	10.37 to 8.75	1,993,782,374	2.23%	-3.83% to -6.34%
2010	0.65% to 3.00%	134,184,859	10.72 to 9.34	1,303,699,380	0.69%	11.66% to 9.02%
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
2014	0.65% to 2.85%	62,574,511	13.43 to 10.77	737,227,944	2.19%	2.66% to 0.39%
2013	0.65% to 3.05%	63,620,813	13.09 to 10.60	736,273,959	1.73%	4.25% to 1.73%
2012	0.65% to 3.05%	67,968,499	12.55 to 10.42	761,069,541	1.92%	6.80% to 4.21%
2011	0.65% to 3.05%	54,984,947	11.75 to 10.00	581,434,652	2.58%	0.75% to -1.67%
2010	0.85% to 3.05%	35,658,142	11.63 to 10.17	377,651,311	1.21%	5.89% to 3.54%
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
2014	0.40% to 3.40%	229,287,740	14.48 to 11.11	2,900,569,131	2.39%	4.15% to 1.01%
2013	0.40% to 3.40%	234,566,759	13.91 to 11.00	2,881,167,187	1.67%	17.33% to 13.80%
2012	0.40% to 3.40%	212,166,284	11.85 to 9.67	2,246,273,889	1.45%	11.92% to 8.54%
2011	0.40% to 3.40%	194,824,445	10.59 to 8.91	1,863,452,955	2.32%	-2.72% to -5.65%
2010	0.65% to 3.25%	133,082,298	10.82 to 9.48	1,321,688,824	0.79%	10.65% to 7.75%
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
2014	0.75% to 3.05%	31,438,275	14.55 to 11.42	397,258,417	2.42%	3.78% to 1.37%
2013	0.75% to 3.05%	33,028,201	14.02 to 11.26	405,457,133	1.46%	23.34% to 20.49%
2012	0.75% to 3.05%	36,890,388	11.37 to 9.35	369,237,595	1.20%	13.72% to 11.08%
2011	0.75% to 3.25%	38,634,829	9.99 to 8.35	343,084,881	2.36%	-5.38% to -7.76%
2010	0.75% to 3.25%	40,125,331	10.56 to 9.05	379,893,041	0.56%	12.46% to 9.63%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
2014	0.40% to 2.95%	69,676,994	$13.84 to $11.18	$859,787,324	2.36%	3.67% to 1.01%
2013	0.40% to 2.95%	68,643,015	13.35 to 11.07	826,294,932	1.77%	10.79% to 7.96%
2012	0.40% to 2.95%	65,866,801	12.05 to 10.25	723,179,275	1.73%	9.60% to 6.79%
2011	0.40% to 2.95%	54,955,819	11.00 to 9.60	556,682,830	2.57%	-0.67% to -3.21%
2010	0.75% to 2.95%	39,080,002	10.98 to 9.92	402,595,617	1.02%	8.22% to 5.82%
NVIT Core Bond Fund - Class I (NVCBD1)
2014	0.80% to 1.40%	271,564	12.99 to 12.48	3,406,018	3.45%	4.21% to 3.58%
2013	0.80% to 1.40%	190,072	12.47 to 12.05	2,298,921	2.07%	-2.70% to -3.28%
2012	0.80% to 1.40%	263,240	12.81 to 12.46	3,289,537	3.36%	6.89% to 6.24%
2011	0.80% to 1.40%	235,110	11.99 to 11.72	2,763,344	3.22%	5.74% to 5.11%
2010	0.80% to 1.40%	209,916	11.34 to 11.15	2,346,078	2.54%	6.20% to 5.56%
NVIT Core Bond Fund - Class II (NVCBD2)
2014	0.40% to 3.05%	8,368,425	13.31 to 10.95	101,507,614	2.38%	4.26% to 1.49%
2013	0.40% to 3.05%	9,372,371	12.77 to 10.79	109,949,098	2.34%	-2.52% to -5.11%
2012	0.40% to 3.05%	9,816,211	13.10 to 11.37	119,381,480	2.62%	7.05% to 4.20%
2011	0.40% to 3.05%	11,130,478	12.24 to 10.91	127,534,053	2.69%	5.81% to 3.01%
2010	0.40% to 3.05%	13,216,889	11.56 to 10.59	144,795,792	2.18%	6.35% to 3.52%
NVIT Core Plus Bond Fund - Class II (NVLCP2)
2014	0.40% to 2.70%	4,904,620	14.50 to 12.15	64,579,296	2.30%	4.46% to 2.05%
2013	0.40% to 2.70%	3,944,916	13.88 to 11.91	50,288,214	1.66%	-2.44% to -4.69%
2012	0.40% to 2.70%	3,683,753	14.23 to 12.50	48,657,773	2.17%	6.69% to 4.22%
2011	0.40% to 2.70%	3,256,827	13.33 to 11.99	40,774,802	2.51%	5.62% to 3.19%
2010	0.75% to 2.70%	2,269,048	12.25 to 11.62	27,153,406	2.61%	7.30% to 5.20%
NVIT Nationwide Fund - Class I (TRF)
2014	0.80% to 1.40%	1,636,013	33.40 to 36.29	135,171,460	1.15%	11.25% to 10.58%
2013	0.80% to 1.40%	1,835,389	30.02 to 32.82	135,786,101	1.30%	30.05% to 29.27%
2012	0.80% to 1.40%	2,096,623	23.09 to 25.39	119,341,085	1.37%	13.30% to 12.61%
2011	0.80% to 1.40%	2,459,013	20.38 to 22.54	123,499,751	1.13%	-0.27% to -0.88%
2010	0.80% to 1.40%	2,827,396	20.43 to 22.74	144,432,190	1.00%	12.54% to 11.86%
NVIT Nationwide Fund - Class II (TRF2)
2014	0.40% to 3.05%	6,491,200	14.04 to 16.86	140,987,217	0.87%	11.37% to 8.41%
2013	0.40% to 3.05%	8,102,028	12.61 to 15.55	158,792,423	1.02%	30.27% to 26.80%
2012	0.65% to 3.20%	9,811,244	9.45 to 12.08	148,902,932	1.11%	13.11% to 10.20%
2011	0.65% to 3.20%	12,416,055	8.35 to 10.96	167,499,307	0.88%	-0.27% to -2.83%
2010	0.65% to 3.20%	14,608,151	8.38 to 11.28	199,289,832	0.68%	12.49% to 9.60%
NVIT Government Bond Fund - Class I (GBF)
2014	0.40% to 3.05%	16,944,271	12.41 to 10.63	271,504,303	1.93%	4.15% to 1.38%
2013	0.40% to 3.05%	20,054,696	11.92 to 10.49	305,167,631	1.88%	-4.44% to -6.98%
2012	0.40% to 3.20%	22,621,715	12.47 to 11.11	368,323,060	2.12%	2.64% to -0.25%
2011	0.40% to 3.20%	25,298,375	12.15 to 11.14	406,977,698	2.92%	6.83% to 3.83%
2010	0.40% to 3.20%	30,230,403	11.37 to 10.73	449,815,636	2.88%	4.36% to 1.43%
American Century NVIT Growth Fund - Class I (CAF)
2014	0.40% to 1.40%	1,270,746	13.20 to 26.25	36,871,450	0.35%	10.88% to 9.77%
2013	0.40% to 1.40%	1,371,740	11.90 to 23.92	36,296,848	0.66%	19.02% to 27.92%	****
2012	0.80% to 1.40%	1,556,489	17.41 to 18.70	32,162,891	0.54%	13.11% to 12.42%
2011	0.80% to 1.40%	1,730,666	15.40 to 16.63	31,767,638	0.57%	-1.48% to -2.08%
2010	0.80% to 1.40%	1,929,649	15.63 to 16.98	36,136,993	0.62%	18.29% to 17.58%
American Century NVIT Growth Fund - Class II (CAF2)
2014	0.40% to 2.75%	3,719,227	14.76 to 13.52	52,518,246	0.49%	10.60% to 7.99%
2013	0.40% to 2.65%	2,980,072	13.34 to 12.55	38,538,816	1.01%	28.89% to 25.98%
2012	0.40% to 2.80%	2,300,514	10.35 to 9.94	23,350,674	0.98%	13.32% to 10.59%
2011	0.40% to 2.55%	1,133,015	9.13 to 9.00	10,266,928	1.35%	-8.65% to -9.97%	****
NVIT International Index Fund - Class II (GVIX2)
2014	0.40%	5,529	10.39	57,426	3.50%	-6.50%
NVIT International Index Fund - Class VIII (GVIX8)
2014	0.65% to 2.65%	4,101,560	8.92 to 8.73	39,378,317	3.12%	-6.80% to -8.67%
2013	0.65% to 2.60%	3,121,010	9.57 to 9.60	32,543,493	3.00%	20.22% to 17.87%
2012	0.65% to 2.75%	2,316,939	7.96 to 8.06	20,283,307	2.53%	17.44% to 14.95%
2011	0.65% to 2.75%	2,533,356	6.78 to 7.01	19,050,533	2.62%	-13.41% to -15.24%
2010	0.65% to 2.75%	1,822,983	7.83 to 8.28	15,977,303	2.10%	6.70% to 4.45%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2014	0.40% to 3.05%	9,151,603	21.56 to 18.63	212,106,942	1.59%	4.57% to 1.78%
2013	0.40% to 3.05%	10,396,960	20.61 to 18.31	232,623,098	1.52%	26.74% to 23.37%
2012	0.75% to 3.05%	12,793,695	10.08 to 14.84	229,284,249	1.39%	15.03% to 12.36%
2011	0.75% to 3.05%	16,836,607	8.76 to 13.21	264,183,026	1.79%	-4.65% to -6.86%
2010	0.75% to 3.10%	20,614,506	9.19 to 14.12	341,454,727	1.70%	13.77% to 11.08%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2014	0.40% to 2.95%	79,083,321	$16.36 to $14.12	$1,215,729,285	1.79%	4.17% to 1.50%
2013	0.40% to 3.05%	69,467,461	15.70 to 13.85	1,036,338,855	1.87%	12.97% to 9.97%
2012	0.40% to 3.05%	54,359,537	13.90 to 12.59	725,544,444	1.98%	8.95% to 6.04%
2011	0.40% to 3.20%	39,506,703	12.76 to 11.83	489,089,921	2.15%	0.48% to -2.34%
2010	0.65% to 3.20%	21,980,236	12.64 to 12.11	273,719,201	1.26%	9.10% to 6.30%
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2014	0.40% to 3.00%	84,721,057	18.69 to 16.08	1,487,768,339	1.71%	4.79% to 2.06%
2013	0.40% to 3.00%	85,633,495	17.83 to 15.76	1,450,611,221	1.78%	19.02% to 15.91%
2012	0.40% to 3.00%	82,215,483	14.98 to 13.60	1,182,944,342	1.83%	11.80% to 8.88%
2011	0.40% to 3.00%	69,667,022	13.40 to 12.49	906,298,809	2.07%	-1.33% to -3.90%
2010	0.65% to 3.00%	32,219,088	13.52 to 13.00	429,561,830	1.21%	11.30% to 8.67%
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2014	0.60% to 2.75%	47,834,340	13.07 to 11.87	667,796,025	1.80%	3.27% to 1.03%
2013	0.65% to 2.80%	50,261,670	11.96 to 11.68	685,620,454	1.75%	4.15% to 1.90%
2012	0.65% to 2.80%	50,903,848	11.48 to 11.46	672,166,296	1.95%	4.49% to 2.22%
2011	0.65% to 2.80%	40,657,415	10.99 to 11.21	518,552,257	2.41%	2.26% to 0.06%
2010	0.65% to 2.85%	29,968,371	10.75 to 11.16	377,440,958	2.19%	5.20% to 2.88%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2014	0.40% to 3.00%	143,660,270	13.62 to 15.35	2,678,450,645	1.66%	4.76% to 2.03%
2013	0.40% to 3.00%	155,762,593	13.00 to 15.05	2,804,955,904	1.71%	16.16% to 13.13%
2012	0.40% to 3.05%	155,508,138	11.19 to 13.24	2,443,754,059	1.64%	10.37% to 7.42%
2011	0.40% to 3.15%	163,597,374	10.14 to 12.21	2,362,475,885	2.13%	-0.44% to -3.18%
2010	0.40% to 3.25%	166,698,445	10.19 to 12.51	2,456,068,489	1.95%	10.47% to 7.31%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2014	0.40% to 3.05%	46,994,555	13.65 to 17.27	1,026,988,892	1.61%	4.54% to 1.76%
2013	0.40% to 3.05%	55,228,742	13.06 to 16.98	1,164,979,300	1.58%	21.89% to 18.65%
2012	0.65% to 3.00%	67,732,226	10.57 to 14.38	1,179,694,762	1.55%	13.02% to 10.34%
2011	0.65% to 3.30%	80,738,644	9.36 to 12.69	1,253,194,315	2.01%	-2.76% to -5.35%
2010	0.65% to 3.10%	92,239,100	9.62 to 13.62	1,484,512,669	1.88%	12.10% to 9.34%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2014	0.40% to 3.00%	52,322,609	13.27 to 13.51	858,154,256	1.80%	4.32% to 1.60%
2013	0.40% to 3.00%	52,936,074	12.73 to 13.30	841,943,865	1.73%	10.05% to 7.18%
2012	0.40% to 3.05%	54,508,202	11.56 to 12.35	794,778,742	1.72%	7.61% to 4.74%
2011	0.40% to 3.05%	55,287,171	10.75 to 11.79	756,070,865	2.31%	1.65% to -1.04%
2010	0.40% to 3.05%	51,232,905	10.57 to 11.92	698,910,323	2.11%	8.08% to 5.21%
NVIT Mid Cap Index Fund - Class I (MCIF)
2014	0.40% to 2.75%	4,963,956	18.66 to 26.71	152,227,565	1.10%	8.98% to 6.41%
2013	0.40% to 2.65%	4,806,703	17.12 to 27.77	136,319,618	1.14%	32.52% to 29.52%
2012	0.40% to 2.75%	4,886,268	12.92 to 19.40	105,624,395	1.09%	17.00% to 14.24%
2011	0.40% to 3.05%	5,247,331	11.04 to 16.54	98,339,715	0.78%	-2.93% to -5.51%
2010	0.40% to 3.05%	5,115,318	11.37 to 17.50	99,473,389	1.28%	25.70% to 22.36%
NVIT Money Market Fund - Class I (SAM)
2014	0.40% to 2.90%	52,507,000	9.93 to 8.20	618,897,252	0.00%	-0.40% to -2.90%
2013	0.40% to 2.95%	51,823,152	9.97 to 8.39	618,554,973	0.00%	-0.40% to -2.95%
2012	0.40% to 3.30%	55,839,551	10.01 to 8.34	669,400,136	0.00%	-0.40% to -3.31%
2011	0.40% to 3.30%	52,755,926	10.05 to 8.63	654,112,501	0.00%	-0.40% to -3.29%
2010	0.40% to 3.30%	45,261,889	10.09 to 8.92	566,041,327	0.00%	-0.40% to -3.30%
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
2014	0.80% to 1.40%	3,252,855	9.74 to 9.70	31,573,613	1.05%	-2.58% to -2.99%	****
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
2014	0.40% to 3.05%	13,009,367	12.25 to 9.62	138,699,946	2.12%	-1.75% to -4.36%
2013	0.40% to 3.05%	15,025,508	12.47 to 10.06	164,321,828	0.99%	20.59% to 17.39%
2012	0.40% to 3.20%	17,611,397	10.34 to 8.51	161,275,138	0.33%	15.06% to 11.82%
2011	0.65% to 3.20%	20,747,296	8.37 to 7.61	166,929,621	1.07%	-10.21% to -12.51%
2010	0.65% to 3.20%	21,858,795	9.32 to 8.70	197,781,700	0.45%	13.07% to 10.17%
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
2014	0.80% to 1.40%	451,831	9.06 to 9.02	4,077,594	1.77%	-9.42% to -9.80%	****
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
2014	0.40% to 2.85%	3,915,281	9.07 to 13.14	59,443,203	2.68%	-9.34% to -12.25%	****
2013	0.95% to 2.10%	30,305	15.62 to 16.25	519,923	2.15%	19.90% to 18.51%
2012	0.95% to 2.10%	35,976	13.03 to 13.71	517,528	0.12%	15.93% to 14.58%
2011	0.95% to 2.10%	44,925	11.24 to 11.97	559,837	1.41%	-17.21% to -18.17%
2010	0.95% to 2.15%	58,167	13.57 to 14.57	884,469	1.88%	4.89% to 3.62%
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2014	0.80% to 1.40%	708,684	15.20 to 14.60	10,408,893	0.47%	9.55% to 8.89%
2013	0.80% to 1.40%	831,103	13.88 to 13.41	11,200,675	0.76%	33.66% to 32.86%
2012	0.80% to 1.40%	904,873	10.38 to 10.09	9,170,528	0.45%	15.42% to 14.72%
2011	0.80% to 1.40%	1,104,279	8.99 to 8.80	9,746,079	0.01%	-3.68% to -4.26%
2010	0.80% to 1.40%	1,296,267	9.34 to 9.19	11,938,684	0.06%	14.59% to 13.89%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
2014	0.40% to 3.05%	8,723,839	$15.50 to $ 12.85	$124,086,141	0.24%	9.71% to 6.79%
2013	0.40% to 3.05%	9,742,636	14.13 to 12.03	127,555,037	0.50%	33.88% to 30.32%
2012	0.40% to 3.20%	10,753,793	10.55 to 9.16	106,290,589	0.22%	15.67% to 12.42%
2011	0.40% to 3.20%	13,148,749	9.12 to 8.15	113,477,686	0.00%	-3.62% to -6.32%
2010	0.65% to 3.20%	14,383,005	9.33 to 8.70	130,345,255	0.00%	14.61% to 11.67%
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2014	0.80% to 1.40%	296,761	16.82 to 16.35	4,868,741	1.21%	9.63% to 8.97%
2013	0.80% to 1.40%	320,482	15.34 to 15.00	4,820,743	1.43%	34.36% to 33.54%
2012	0.80% to 1.40%	284,923	11.42 to 11.24	3,208,201	1.25%	16.87% to 16.16%
2011	0.80% to 1.40%	341,497	9.77 to 9.67	3,307,487	1.09%	-6.58% to -7.15%
2010	0.80% to 1.40%	368,018	10.46 to 10.42	3,835,629	0.50%	4.59% to 4.17%	****
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
2014	0.40% to 2.75%	5,883,975	15.50 to 12.45	79,361,366	1.09%	9.80% to 7.21%
2013	0.40% to 2.65%	5,423,937	14.12 to 11.68	67,465,993	1.25%	34.49% to 31.45%
2012	0.40% to 2.80%	5,175,853	10.50 to 8.82	48,453,793	1.19%	17.12% to 14.29%
2011	0.40% to 2.95%	5,145,247	8.96 to 7.67	41,597,008	0.87%	-6.47% to -8.86%
2010	0.40% to 2.95%	4,831,835	9.58 to 8.42	42,225,995	0.54%	12.29% to 9.42%
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2014	0.80% to 1.40%	12,805,808	15.26 to 14.66	188,821,261	0.00%	3.20% to 2.58%
2013	0.80% to 1.40%	14,421,413	14.79 to 14.29	207,116,635	0.00%	37.83% to 37.00%
2012	0.80% to 1.40%	16,471,475	10.73 to 10.43	172,515,313	0.00%	13.98% to 13.29%
2011	0.80% to 1.40%	18,999,885	9.41 to 9.21	175,492,290	0.00%	-4.99% to -5.57%
2010	0.80% to 1.40%	21,964,214	9.91 to 9.75	214,642,760	0.00%	25.80% to 25.04%
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
2014	0.40% to 3.05%	8,653,958	15.10 to 12.87	123,447,811	0.00%	3.31% to 0.56%
2013	0.40% to 3.05%	9,737,422	14.61 to 12.80	135,678,865	0.00%	38.05% to 34.38%
2012	0.40% to 3.20%	11,668,408	10.59 to 9.46	118,934,528	0.00%	14.18% to 10.97%
2011	0.40% to 3.20%	14,187,931	9.27 to 8.52	127,998,792	0.00%	-4.83% to -7.50%
2010	0.65% to 3.20%	15,990,746	9.87 to 9.21	153,386,874	0.00%	25.65% to 22.43%
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)
2014	0.40%	1,719	13.85	23,808	1.99%	16.68%
2013	0.40%	329	11.87	3,905	1.33%	18.70%	****
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2014	0.65% to 3.05%	18,226,226	18.22 to 15.48	315,118,479	1.36%	16.26% to 13.45%
2013	0.65% to 3.05%	20,097,001	15.67 to 13.65	301,002,162	1.16%	34.80% to 31.54%
2012	0.40% to 3.20%	22,970,709	12.07 to 10.30	257,001,207	1.09%	15.88% to 12.61%
2011	0.40% to 3.20%	27,202,766	10.41 to 9.14	265,164,390	0.81%	-2.71% to -5.44%
2010	0.65% to 3.20%	30,788,320	10.37 to 9.67	311,820,186	1.26%	18.85% to 15.81%
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2014	0.80% to 1.40%	608,105	11.46 to 10.49	6,466,067	0.00%	1.99% to 1.37%
2013	0.80% to 1.40%	729,385	11.24 to 10.35	7,636,699	0.00%	43.14% to 42.27%
2012	0.80% to 1.40%	896,886	7.85 to 7.27	6,598,263	0.00%	12.53% to 11.85%
2011	0.80% to 1.40%	954,853	6.98 to 6.50	6,273,549	0.00%	-1.44% to -2.04%
2010	0.80% to 1.40%	1,058,529	7.08 to 6.64	7,084,169	0.00%	24.44% to 23.69%
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
2014	0.40% to 2.80%	1,159,126	14.41 to 17.52	25,535,194	0.00%	2.13% to -0.33%
2013	0.40% to 2.65%	1,124,666	14.11 to 19.65	24,462,929	0.00%	43.37% to 40.14%
2012	0.40% to 2.80%	1,133,372	9.84 to 12.56	17,482,428	0.00%	12.64% to 9.92%
2011	0.65% to 2.80%	1,534,116	8.49 to 11.43	21,201,023	0.00%	-1.50% to -3.63%
2010	0.65% to 2.80%	1,120,559	8.62 to 11.86	16,035,870	0.00%	24.29% to 21.61%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2014	0.40% to 1.40%	1,020,116	13.34 to 34.85	35,935,394	0.51%	6.59% to 5.52%
2013	0.80% to 1.40%	1,227,066	36.32 to 33.03	41,046,063	0.82%	39.28% to 38.44%
2012	0.80% to 1.40%	1,335,920	26.08 to 23.86	32,239,790	0.82%	19.48% to 18.76%
2011	0.80% to 1.40%	1,530,375	21.83 to 20.09	31,072,461	0.44%	-5.83% to -6.40%
2010	0.80% to 1.40%	1,869,906	23.18 to 21.46	40,531,559	0.59%	25.59% to 24.83%
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2014	0.40% to 2.75%	1,133,233	18.92 to 25.82	37,480,517	0.29%	6.34% to 3.83%
2013	0.40% to 2.70%	1,171,234	17.80 to 28.23	36,924,190	0.67%	39.46% to 36.25%
2012	0.40% to 2.90%	1,031,471	12.76 to 17.99	23,534,009	0.53%	19.82% to 16.81%
2011	0.40% to 2.90%	1,135,796	10.65 to 15.40	22,006,668	0.31%	-5.83% to -8.19%
2010	0.85% to 2.90%	1,184,181	10.57 to 16.78	24,902,171	0.44%	25.40% to 22.81%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2014	0.40% to 1.40%	1,418,968	12.98 to 53.60	75,492,828	0.16%	0.41% to -0.60%
2013	0.60% to 1.40%	1,570,642	12.91 to 53.92	85,139,423	0.13%	29.06% to 38.94%	****
2012	0.80% to 1.40%	1,793,384	43.04 to 38.81	70,518,786	0.15%	14.58% to 13.88%
2011	0.80% to 1.40%	2,073,053	37.57 to 34.08	71,520,637	0.53%	-6.31% to -6.88%
2010	0.80% to 1.40%	2,424,228	40.10 to 36.60	89,746,825	0.28%	24.32% to 23.57%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
2014	0.40% to 2.65%	1,594,729	$16.24 to $ 26.00	$47,011,896	0.00%	0.15% to -2.11%
2013	0.40% to 2.95%	1,735,362	16.21 to 23.54	51,611,031	0.13%	39.99% to 36.41%
2012	0.40% to 2.95%	2,003,112	11.58 to 17.25	43,191,550	0.00%	14.76% to 11.82%
2011	0.75% to 2.95%	2,180,295	9.60 to 15.43	41,474,802	0.47%	-6.51% to -8.58%
2010	0.75% to 2.95%	2,354,378	10.27 to 16.88	48,456,246	0.06%	24.04% to 21.30%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2014	0.40% to 2.80%	13,686,203	13.35 to 12.62	213,806,609	3.24%	3.47% to 0.97%
2013	0.40% to 2.95%	12,261,303	12.91 to 12.29	187,266,465	3.53%	-1.52% to -4.04%
2012	0.40% to 2.95%	10,834,509	13.11 to 12.81	169,630,801	2.63%	11.80% to 8.93%
2011	0.40% to 2.95%	9,793,974	11.72 to 11.76	138,341,481	4.40%	5.13% to 2.44%
2010	0.65% to 2.95%	8,055,038	11.15 to 11.48	109,383,488	6.73%	9.87% to 7.33%
NVIT Short Term Bond Fund - Class II (NVSTB2)
2014	0.40% to 2.80%	11,240,208	11.23 to 9.52	116,324,594	1.04%	0.09% to -2.32%
2013	0.40% to 2.95%	9,506,940	11.22 to 9.66	99,464,599	1.20%	-0.29% to -2.85%
2012	0.40% to 3.30%	7,363,429	11.26 to 9.78	78,140,497	1.40%	3.11% to 0.10%
2011	0.40% to 3.30%	6,676,235	10.92 to 9.77	69,466,322	1.59%	0.89% to -2.04%
2010	0.65% to 3.30%	7,264,937	10.72 to 9.97	75,846,288	1.32%	1.75% to -0.96%
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2014	0.80% to 1.40%	16,100,387	23.43 to 22.64	366,069,572	0.71%	7.93% to 7.28%
2013	0.80% to 1.40%	18,014,768	21.71 to 21.10	381,522,398	0.77%	35.61% to 34.79%
2012	0.80% to 1.40%	20,923,729	16.01 to 15.66	328,501,051	0.69%	17.73% to 17.02%
2011	0.80% to 1.40%	24,571,339	13.60 to 13.38	329,412,509	0.66%	-3.01% to -3.60%
2010	0.80% to 1.40%	30,384,486	14.02 to 13.88	422,241,384	0.06%	7.93% to 7.28%
NVIT Large Cap Growth Fund - Class II (NVOLG2)
2014	0.40% to 2.80%	10,506,727	23.63 to 20.58	233,232,813	0.45%	8.13% to 5.52%
2013	0.40% to 2.95%	12,147,466	21.85 to 19.36	251,927,500	0.51%	35.74% to 32.27%
2012	0.40% to 2.95%	14,521,525	16.10 to 14.64	224,173,932	0.43%	17.95% to 14.92%
2011	0.65% to 2.95%	17,340,176	13.56 to 12.74	229,464,344	0.41%	-3.13% to -5.37%
2010	0.65% to 3.10%	21,739,959	14.00 to 13.43	299,585,237	0.07%	7.81% to 5.16%
Templeton NVIT International Value Fund - Class III (NVTIV3)
2014	0.40% to 3.05%	15,012,122	15.65 to 13.43	220,101,327	3.59%	-8.51% to -10.95%
2013	0.40% to 3.05%	15,771,695	17.11 to 15.08	255,205,998	1.81%	19.61% to 16.43%
2012	0.40% to 3.20%	17,866,204	14.30 to 12.88	244,192,723	2.44%	19.08% to 15.73%
2011	0.40% to 3.20%	19,166,748	12.01 to 11.13	222,434,162	2.83%	-12.78% to -15.23%
2010	0.65% to 3.20%	16,971,191	13.71 to 13.13	228,494,131	1.85%	5.65% to 2.95%
Invesco NVIT Comstock Value Fund - Class I (EIF)
2014	0.40% to 0.60%	34,050	13.03 to 12.99	443,482	2.30%	8.73% to 8.51%
2013	0.40% to 0.60%	16,278	11.98 to 11.97	195,038	0.00%	19.85% to 19.69%	****
Invesco NVIT Comstock Value Fund - Class II (EIF2)
2014	0.40% to 3.05%	7,305,999	15.96 to 19.06	180,247,716	1.28%	8.49% to 5.60%
2013	0.40% to 3.05%	7,694,919	14.71 to 18.05	176,761,059	0.00%	34.76% to 31.18%
2012	0.65% to 3.20%	7,739,216	10.32 to 13.55	133,169,084	1.01%	17.40% to 14.38%
2011	0.65% to 3.20%	8,681,768	8.79 to 11.85	128,259,076	1.14%	-3.18% to -5.66%
2010	0.65% to 3.20%	8,163,585	9.08 to 12.56	125,378,639	1.29%	14.70% to 11.75%
NVIT Real Estate Fund - Class I (NVRE1)
2014	0.80% to 1.40%	4,693,279	14.93 to 14.34	67,636,763	2.95%	27.85% to 27.08%
2013	0.80% to 1.40%	4,873,879	11.68 to 11.28	55,228,629	1.41%	2.22% to 1.60%
2012	0.80% to 1.40%	5,802,593	11.42 to 11.10	64,663,437	1.03%	14.86% to 14.16%
2011	0.80% to 1.40%	6,584,064	9.95 to 9.73	64,220,052	0.86%	5.65% to 5.01%
2010	0.80% to 1.40%	7,607,257	9.41 to 9.26	70,603,939	1.91%	29.14% to 28.36%
NVIT Real Estate Fund - Class II (NVRE2)
2014	0.40% to 2.85%	8,086,103	30.43 to 12.75	112,777,865	3.07%	28.09% to 24.94%
2013	0.40% to 2.80%	6,586,101	23.76 to 10.24	72,709,206	1.27%	2.29% to -0.18%
2012	0.65% to 2.80%	6,374,471	11.36 to 10.25	69,601,956	0.81%	14.83% to 12.34%
2011	0.65% to 2.80%	6,645,388	9.89 to 9.13	63,716,493	0.61%	5.45% to 3.17%
2010	0.85% to 2.80%	7,395,551	9.33 to 8.85	67,769,999	1.69%	28.72% to 26.19%
Loring Ward NVIT Moderate Fund - Class II (NVLM2)
2014	0.40% to 1.80%	125,679	11.38 to 11.11	1,401,443	3.20%	1.45% to 0.03%
2013	0.60%	2,099	11.20	23,510	0.71%	12.01%	****
Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)
2014	1.60% to 1.80%	13,188	11.48 to 11.45	151,431	1.86%	1.48% to 1.27%
NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)
2014	0.40% to 2.75%	69,392,456	11.10 to 10.66	755,595,648	3.76%	0.61% to -1.76%
2013	0.40% to 2.30%	20,316,134	11.03 to 10.89	222,426,695	3.28%	10.31% to 8.90%	****
NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)
2014	0.40% to 2.85%	34,616,610	11.09 to 10.64	376,761,705	3.64%	1.85% to -0.65%
2013	0.40% to 2.65%	9,283,008	10.89 to 10.73	100,339,679	3.34%	8.92% to 7.27%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
2014	0.40% to 2.50%	43,498,040	$10.96 to $ 10.58	$467,813,783	1.87%	1.33% to -0.81%
2013	0.40% to 2.30%	11,584,365	10.81 to 10.68	124,342,023	3.40%	8.14% to 6.76%	****
NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
2014	0.40% to 2.85%	24,393,200	10.94 to 10.50	262,077,939	2.20%	2.05% to -0.46%
2013	0.40% to 2.30%	6,817,671	10.73 to 10.59	72,583,126	3.12%	7.25% to 5.88%	****
NVIT Small Cap Index Fund Class II (NVSIX2)
2014	0.40% to 2.80%	1,861,847	13.17 to 12.64	24,010,339	1.25%	4.13% to 1.62%
2013	0.40% to 2.80%	723,265	12.65 to 12.44	9,071,715	2.35%	26.46% to 24.42%	****
NVIT S&P 500 Index Fund Class II (GVEX2)
2014	0.40% to 2.85%	12,997,434	13.26 to 12.72	168,655,614	2.77%	12.62% to 9.85%
2013	0.40% to 2.65%	3,743,803	11.77 to 11.59	43,701,775	3.41%	17.70% to 15.92%	****
TOPS Managed Risk Balanced ETF Portfolio - Class 4 (NOTB4)
2014	1.30% to 2.55%	1,045,776	10.91 to 10.62	11,316,209	1.13%	1.36% to 0.07%
2013	1.30% to 2.65%	496,927	10.77 to 10.60	5,328,079	0.96%	6.07% to 4.62%
2012	1.50% to 1.75%	28,003	10.15 to 10.14	284,049	0.00%	1.47% to 1.42%	****
TOPS Managed Risk Growth ETF Portfolio - Class 4 (NOTG4)
2014	1.30% to 2.50%	650,405	11.67 to 11.37	7,507,452	1.02%	-0.43% to -1.64%
2013	1.30% to 2.30%	402,119	11.72 to 11.58	4,688,876	1.59%	14.14% to 12.98%
2012	1.50% to 1.75%	14,748	10.27 to 10.26	151,391	0.00%	2.65% to 2.61%	****
TOPS Managed Risk Moderate Growth ETF Portfolio - Class 4 (NOTMG4)
2014	1.15% to 2.85%	835,495	11.54 to 10.39	9,509,888	1.41%	1.32% to -0.42%
2013	1.15% to 2.30%	189,573	11.39 to 11.23	2,144,830	1.25%	10.68% to 9.39%
2012	1.50% to 1.75%	7,494	10.28	77,059	0.00%	2.83% to 2.79%	****
Foreign Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)
2014	0.40% to 0.60%	10,527	10.82 to 10.78	113,773	1.56%	10.71% to 10.49%
Real Return Portfolio - Advisor Class (PMVRA)
2014	0.40%	5,579	9.19	51,261	1.15%	2.58%
2013	0.40%	3,432	8.96	30,740	3.61%	-10.43%	****
VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)
2014	0.40%	41,081	12.75	523,746	2.22%	6.68%
2013	0.40%	36,960	11.95	441,698	2.53%	15.81%
2012	0.40%	18,205	10.32	187,865	2.15%	12.92%
2011	0.40%	4,833	9.14	44,167	0.00%	-8.61%	****
VPS Growth and Income Portfolio - Class B (ALVGIB)
2014	0.95% to 2.25%	261,769	20.91 to 22.23	6,282,093	1.08%	8.25% to 6.83%
2013	0.95% to 2.30%	317,866	19.32 to 20.69	7,094,461	1.13%	33.31% to 31.50%
2012	0.95% to 2.30%	367,311	14.49 to 15.73	6,194,505	1.34%	16.13% to 14.54%
2011	0.95% to 2.30%	449,878	12.48 to 13.74	6,554,605	1.09%	5.06% to 3.64%
2010	0.95% to 2.60%	585,653	11.88 to 12.94	8,132,903	0.00%	11.73% to 9.87%
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
2014	0.40% to 0.60%	18,476	13.40 to 13.35	247,443	0.75%	8.76% to 8.54%
2013	0.40% to 0.60%	14,380	12.32 to 12.30	177,100	0.23%	23.19% to 23.02%	****
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)
2014	0.40% to 2.85%	2,879,983	18.75 to 27.23	97,393,192	0.46%	8.51% to 5.84%
2013	0.40% to 2.80%	2,947,714	17.28 to 25.87	92,748,360	0.41%	37.08% to 33.78%
2012	0.40% to 2.80%	2,682,273	12.61 to 19.34	62,525,958	0.29%	17.99% to 15.14%
2011	0.40% to 2.80%	2,665,187	10.68 to 16.79	53,434,948	0.24%	-8.99% to -11.18%
2010	0.40% to 2.80%	2,060,999	11.74 to 18.91	45,815,068	0.26%	26.08% to 23.05%
VP Balanced Fund - Class I (ACVB)
2014	0.80% to 1.40%	1,071,298	30.46 to 31.65	36,439,627	1.53%	8.97% to 8.32%
2013	0.80% to 1.40%	1,136,387	27.95 to 29.22	35,660,596	1.58%	16.49% to 15.78%
2012	0.80% to 1.40%	1,270,811	23.99 to 25.24	34,413,231	2.06%	10.90% to 10.23%
2011	0.80% to 1.40%	1,363,531	21.63 to 22.90	33,399,691	1.87%	4.49% to 3.86%
2010	0.80% to 1.40%	1,591,690	20.70 to 22.04	37,481,345	1.87%	10.74% to 10.07%
VP Capital Appreciation Fund - Class I (ACVCA)
2010	1.30%	197	49.69	9,789	0.00%	29.59%
VP Income & Growth Fund - Class I (ACVIG)
2014	0.80% to 1.40%	888,260	21.24 to 19.20	17,283,590	2.02%	11.60% to 10.93%
2013	0.80% to 1.40%	970,158	19.03 to 17.31	17,004,656	2.23%	34.73% to 33.92%
2012	0.80% to 1.40%	1,072,863	14.13 to 12.92	14,026,017	2.08%	13.82% to 13.13%
2011	0.80% to 1.40%	1,231,796	12.41 to 11.42	14,222,208	1.54%	2.29% to 1.67%
2010	0.80% to 1.40%	1,330,183	12.13 to 11.24	15,091,629	1.52%	13.23% to 12.55%
VP Income & Growth Fund - Class II (ACVIG2)
2014	0.95% to 2.40%	223,567	21.71 to 21.93	5,305,520	1.77%	11.26% to 9.64%
2013	0.95% to 2.40%	242,506	19.51 to 20.00	5,200,052	1.95%	34.20% to 32.23%
2012	0.95% to 2.40%	266,974	14.54 to 15.12	4,322,744	1.82%	13.37% to 11.70%
2011	0.95% to 2.40%	311,018	12.82 to 13.54	4,486,341	1.27%	1.88% to 0.39%
2010	0.95% to 2.55%	413,946	12.59 to 13.32	5,882,372	1.26%	12.78% to 10.96%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Inflation Protection Fund - Class II (ACVIP2)
2014	0.40% to 2.80%	18,201,387	$12.58 to $ 11.61	$246,972,854	1.30%	2.89% to 0.41%
2013	0.40% to 2.95%	18,608,330	12.22 to 11.37	247,747,141	1.63%	-8.85% to -11.18%
2012	0.40% to 3.30%	18,958,776	13.41 to 12.35	280,132,988	2.45%	6.96% to 3.83%
2011	0.40% to 3.30%	17,822,531	12.54 to 11.89	248,904,528	4.07%	11.30% to 8.07%
2010	0.40% to 3.30%	14,505,426	11.27 to 11.00	184,077,579	1.65%	4.70% to 1.65%
VP Mid Cap Value Fund - Class I (ACVMV1)
2014	0.40% to 1.40%	517,561	13.47 to 19.78	10,187,275	1.18%	15.96% to 14.79%
2013	0.40% to 1.40%	559,245	11.62 to 17.23	9,698,315	1.22%	16.17% to 28.29%	****
2012	0.80% to 1.40%	537,946	13.99 to 13.43	7,269,434	2.03%	15.40% to 14.70%
2011	0.80% to 1.40%	580,082	12.12 to 11.71	6,829,047	1.33%	-1.49% to -2.08%
2010	0.80% to 1.40%	563,062	12.30 to 11.96	6,762,218	2.25%	18.30% to 17.59%
VP Mid Cap Value Fund - Class II (ACVMV2)
2014	0.40% to 2.85%	5,721,471	20.59 to 20.35	131,436,311	1.02%	15.77% to 12.93%
2013	0.40% to 2.95%	5,082,599	17.78 to 17.86	102,297,713	1.07%	29.38% to 26.07%
2012	0.40% to 3.30%	5,121,977	13.74 to 13.78	80,532,667	1.88%	15.76% to 12.38%
2011	0.40% to 3.30%	4,998,981	11.87 to 12.26	68,625,791	1.21%	-1.24% to -4.11%
2010	0.75% to 3.30%	4,240,631	11.42 to 12.79	59,493,597	2.24%	18.08% to 15.05%
Mid Cap Stock Portfolio - Service Shares (DVMCSS)
2014	0.40% to 2.75%	882,717	10.96 to 10.78	9,590,077	0.00%	9.56% to 7.82%	****
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2014	0.40% to 3.05%	3,031,376	19.24 to 26.19	92,837,743	0.62%	4.70% to 1.92%
2013	0.40% to 3.05%	3,719,928	18.38 to 25.70	110,561,514	1.08%	40.15% to 36.43%
2012	0.40% to 3.20%	3,907,331	13.11 to 18.56	83,997,413	0.46%	15.28% to 12.03%
2011	0.40% to 3.20%	4,193,254	11.38 to 16.56	80,122,724	0.59%	0.16% to -2.65%
2010	0.40% to 3.20%	3,955,893	11.36 to 17.02	76,702,207	0.48%	25.32% to 21.80%
Appreciation Portfolio - Initial Shares (DCAP)
2014	0.80% to 1.40%	1,396,574	25.25 to 22.71	32,171,783	1.81%	7.23% to 6.58%
2013	0.80% to 1.40%	1,661,858	23.55 to 21.31	35,885,502	1.94%	20.13% to 19.41%
2012	0.80% to 1.40%	1,973,392	19.60 to 17.84	35,662,378	3.67%	9.54% to 8.88%
2011	0.80% to 1.40%	1,991,035	17.89 to 16.39	33,021,204	1.60%	8.14% to 7.49%
2010	0.80% to 1.40%	1,798,776	16.54 to 15.25	27,718,064	2.19%	14.40% to 13.70%
Appreciation Portfolio - Service Shares (DCAPS)
2014	0.40% to 2.75%	5,545,660	15.48 to 17.81	119,292,371	1.60%	7.40% to 4.86%
2013	0.40% to 2.75%	5,967,733	14.41 to 16.98	121,280,253	1.72%	20.34% to 17.50%
2012	0.40% to 2.75%	6,144,933	11.97 to 14.45	105,436,097	3.22%	9.70% to 7.10%
2011	0.40% to 2.80%	5,240,577	10.92 to 13.43	83,122,167	1.22%	8.30% to 5.70%
2010	0.75% to 2.80%	2,607,789	9.86 to 12.71	39,007,042	1.68%	14.18% to 11.83%
Opportunistic Small Cap Portfolio: Service Shares (DVDLS)
2014	0.95% to 2.25%	58,484	16.52 to 18.22	1,155,794	0.00%	0.36% to -0.96%
2013	0.95% to 2.25%	66,935	16.47 to 18.40	1,328,347	0.00%	46.81% to 44.89%
2012	0.95% to 2.25%	86,233	11.22 to 12.70	1,187,684	0.00%	19.09% to 17.53%
2011	0.95% to 2.25%	146,781	9.42 to 10.80	1,693,426	0.31%	-14.87% to -15.99%
2010	0.95% to 2.40%	146,633	11.06 to 12.71	1,954,963	0.67%	29.57% to 27.68%
Growth and Income Portfolio - Initial Shares (DGI)
2014	0.80% to 1.40%	686,816	24.39 to 21.86	15,222,758	0.77%	9.19% to 8.53%
2013	0.80% to 1.40%	758,596	22.33 to 20.14	15,480,153	0.90%	35.69% to 34.87%
2012	0.80% to 1.40%	861,337	16.46 to 14.93	13,022,469	1.43%	17.13% to 16.42%
2011	0.80% to 1.40%	981,613	14.05 to 12.83	12,734,711	1.23%	-3.57% to -4.15%
2010	0.80% to 1.40%	1,135,487	14.57 to 13.38	15,357,509	1.20%	17.66% to 16.95%
Managed Tail Risk Fund II: Service Shares (FCA2S)
2014	0.95% to 2.25%	58,869	14.62 to 14.86	957,834	1.85%	-2.27% to -3.55%
2013	0.95% to 2.30%	77,503	14.96 to 15.32	1,294,213	0.75%	15.01% to 13.44%
2012	0.95% to 2.40%	90,443	13.01 to 13.37	1,322,091	0.27%	8.98% to 7.38%
2011	0.95% to 2.40%	119,610	11.93 to 12.45	1,615,658	0.50%	-6.40% to -7.77%
2010	0.95% to 2.40%	159,179	12.75 to 13.50	2,289,941	0.62%	11.93% to 10.30%
Quality Bond Fund II - Primary Shares (FQB)
2014	0.80% to 1.40%	547,230	16.74 to 15.50	8,560,284	3.72%	2.96% to 2.34%
2013	0.80% to 1.40%	613,836	16.26 to 15.15	9,376,584	4.42%	0.23% to -0.38%
2012	0.80% to 1.40%	741,288	16.22 to 15.21	11,356,698	4.05%	8.84% to 8.18%
2011	0.80% to 1.40%	780,758	14.90 to 14.06	11,050,770	5.28%	1.46% to 0.84%
2010	0.80% to 1.40%	917,867	14.69 to 13.94	12,879,317	4.92%	7.64% to 6.99%
Quality Bond Fund II - Service Shares (FQBS)
2014	0.95% to 2.45%	1,947,824	14.75 to 12.34	27,031,892	3.60%	2.53% to 0.98%
2013	0.95% to 2.45%	2,269,504	14.39 to 12.22	30,823,735	4.10%	-0.21% to -1.72%
2012	0.95% to 2.60%	2,755,559	14.42 to 12.25	37,620,602	3.95%	8.40% to 6.59%
2011	0.95% to 2.60%	3,296,763	13.30 to 11.49	41,686,179	5.15%	1.02% to -0.65%
2010	0.95% to 2.70%	4,051,047	13.16 to 11.48	50,963,526	4.80%	7.25% to 5.36%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Equity-Income Portfolio - Initial Class (FEIP)
2014	0.80% to 1.40%	5,488,782	$36.50 to $ 43.45	$348,405,495	2.74%	7.85% to 7.20%
2013	0.80% to 1.40%	6,152,207	33.84 to 40.53	363,993,754	2.44%	27.12% to 26.35%
2012	0.80% to 1.40%	7,055,782	26.62 to 32.08	329,203,117	3.02%	16.37% to 15.66%
2011	0.80% to 1.40%	8,145,845	22.88 to 27.73	327,038,946	2.36%	0.17% to -0.44%
2010	0.80% to 1.40%	9,449,660	22.84 to 27.86	380,431,480	1.77%	14.23% to 13.54%
VIP Value Strategies Portfolio - Service Class 2 (FVSS2)
2014	1.10% to 2.35%	247,059	32.69 to 28.10	7,757,929	0.74%	5.34% to 4.01%
2013	1.10% to 2.65%	297,744	31.03 to 26.13	8,897,390	0.63%	28.75% to 26.74%
2012	1.10% to 2.65%	387,864	24.10 to 20.62	9,012,217	0.34%	25.66% to 23.69%
2011	1.10% to 2.65%	490,823	19.18 to 16.67	9,070,473	0.64%	-10.04% to -11.44%
2010	1.10% to 3.10%	670,043	21.32 to 16.18	13,530,923	0.28%	24.95% to 22.43%
High Income Portfolio - Initial Class (FHIP)
2014	0.80% to 1.40%	1,237,260	21.97 to 22.57	40,224,920	5.41%	0.35% to -0.26%
2013	0.80% to 1.40%	1,392,887	21.89 to 22.62	45,516,358	5.54%	5.10% to 4.46%
2012	0.80% to 1.40%	1,611,234	20.83 to 21.66	50,388,870	5.46%	13.31% to 12.63%
2011	0.80% to 1.40%	1,920,320	18.38 to 19.23	53,138,689	6.45%	3.20% to 2.58%
2010	0.80% to 1.40%	2,252,355	17.81 to 18.75	60,665,536	7.27%	12.91% to 12.23%
VIP Asset Manager Portfolio - Initial Class (FAMP)
2014	0.80% to 1.40%	2,990,233	30.44 to 28.43	127,946,744	1.44%	4.99% to 4.35%
2013	0.80% to 1.40%	3,367,004	28.99 to 27.24	138,009,620	1.53%	14.78% to 14.09%
2012	0.80% to 1.40%	3,849,011	25.26 to 23.88	137,525,874	1.47%	11.58% to 10.90%
2011	0.80% to 1.40%	4,443,665	22.64 to 21.53	142,760,992	1.83%	-3.34% to -3.92%
2010	0.80% to 1.40%	5,144,923	23.42 to 22.41	171,687,433	1.66%	13.35% to 12.67%
VIP Energy Portfolio - Service Class 2 (FNRS2)
2014	0.40% to 2.80%	4,822,302	16.27 to 15.04	80,742,354	0.69%	-13.11% to -15.21%
2013	0.40% to 2.80%	4,493,171	18.73 to 17.73	87,774,213	0.73%	23.65% to 20.67%
2012	0.65% to 2.80%	4,666,971	8.66 to 14.70	74,165,800	0.73%	4.05% to 1.79%
2011	0.75% to 2.80%	5,296,112	8.29 to 14.44	82,156,680	0.82%	-5.91% to -7.85%
2010	0.75% to 2.80%	4,869,955	8.81 to 15.67	81,031,765	0.36%	18.26% to 15.82%
VIP Equity-Income Portfolio - Service Class 2 (FEI2)
2014	0.40% to 2.80%	12,097,661	14.15 to 18.14	271,851,252	2.75%	8.05% to 5.44%
2013	0.40% to 2.95%	11,637,287	13.10 to 16.93	245,481,919	2.46%	27.32% to 24.06%
2012	0.40% to 3.30%	10,692,821	10.29 to 13.18	179,943,768	2.97%	16.59% to 13.18%
2011	0.40% to 3.30%	10,951,320	8.82 to 11.64	160,429,469	2.42%	0.25% to -2.66%
2010	0.75% to 3.30%	9,964,580	8.55 to 11.96	147,773,910	1.75%	14.06% to 11.13%
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
2014	0.80% to 1.40%	408,253	14.85 to 14.09	5,797,136	1.51%	3.51% to 2.89%
2013	0.80% to 1.40%	425,084	14.35 to 13.69	5,859,696	1.53%	12.49% to 11.81%
2012	0.80% to 1.40%	468,537	12.75 to 12.25	5,769,429	1.84%	10.79% to 10.12%
2011	0.80% to 1.40%	470,396	11.51 to 11.12	5,255,064	1.94%	-1.08% to -1.68%
2010	0.80% to 1.40%	477,386	11.64 to 11.31	5,420,767	2.01%	11.84% to 11.16%
VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
2014	1.10% to 2.65%	13,432,500	15.77 to 13.54	203,616,057	1.44%	3.06% to 1.45%
2013	1.10% to 2.65%	12,573,844	15.30 to 13.34	185,634,738	1.60%	11.95% to 10.20%
2012	1.10% to 2.65%	10,721,864	13.67 to 12.11	141,890,971	1.85%	10.35% to 8.62%
2011	1.10% to 2.60%	9,073,579	12.39 to 11.19	109,039,045	2.09%	-1.52% to -3.01%
2010	1.10% to 2.60%	7,420,624	12.58 to 11.53	90,382,178	2.38%	11.31% to 9.62%
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
2014	0.80% to 1.40%	854,239	14.71 to 13.96	12,027,623	1.60%	3.83% to 3.20%
2013	0.80% to 1.40%	826,009	14.17 to 13.53	11,258,198	1.72%	15.03% to 14.33%
2012	0.80% to 1.40%	847,317	12.32 to 11.83	10,089,918	1.93%	12.28% to 11.60%
2011	0.80% to 1.40%	901,996	10.97 to 10.60	9,615,738	2.06%	-1.91% to -2.51%
2010	0.80% to 1.40%	879,170	11.19 to 10.87	9,603,062	2.31%	13.60% to 12.92%
VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
2014	1.10% to 2.70%	30,591,200	16.35 to 13.97	482,318,111	1.42%	3.44% to 1.77%
2013	1.10% to 2.95%	31,237,389	15.81 to 13.42	477,920,517	1.56%	14.36% to 12.22%
2012	1.10% to 2.95%	31,873,679	13.82 to 11.96	427,562,784	1.90%	11.82% to 9.73%
2011	1.10% to 2.95%	28,669,879	12.36 to 10.90	344,893,609	2.37%	-2.33% to -4.15%
2010	1.10% to 2.85%	18,343,828	12.65 to 11.44	226,550,215	2.67%	13.07% to 11.07%
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
2014	0.80% to 1.40%	751,039	14.92 to 14.16	10,723,551	1.45%	4.02% to 3.39%
2013	0.80% to 1.40%	781,125	14.34 to 13.69	10,777,551	1.71%	20.52% to 19.80%
2012	0.80% to 1.40%	716,045	11.90 to 11.43	8,239,150	2.06%	14.56% to 13.86%
2011	0.80% to 1.40%	688,670	10.39 to 10.04	6,953,362	2.03%	-3.47% to -4.06%
2010	0.80% to 1.40%	640,936	10.76 to 10.46	6,737,911	2.10%	15.07% to 14.38%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
2014	1.10% to 2.75%	2,999,411	$17.06 to $ 14.50	$48,507,447	1.49%	3.59% to 1.86%
2013	1.10% to 2.60%	2,483,236	16.47 to 14.43	39,129,430	1.61%	20.07% to 18.25%
2012	1.10% to 2.60%	2,196,243	13.72 to 12.20	28,863,603	1.99%	13.91% to 12.18%
2011	1.10% to 2.55%	2,066,391	12.04 to 10.91	23,919,498	1.88%	-3.90% to -5.30%
2010	1.10% to 2.55%	1,895,831	12.53 to 11.53	22,968,325	1.91%	14.62% to 12.94%
VIP Growth Portfolio - Initial Class (FGP)
2014	0.80% to 1.40%	4,557,714	33.32 to 41.44	377,412,725	0.18%	10.41% to 9.74%
2013	0.80% to 1.40%	5,049,679	30.18 to 37.76	380,764,588	0.28%	35.25% to 34.43%
2012	0.80% to 1.40%	5,741,037	22.31 to 28.09	320,126,389	0.57%	13.77% to 13.08%
2011	0.80% to 1.40%	6,680,291	19.61 to 24.84	327,905,995	0.35%	-0.60% to -1.20%
2010	0.80% to 1.40%	7,616,804	19.73 to 25.14	376,504,339	0.27%	23.18% to 22.44%
VIP Growth Portfolio - Service Class 2 (FG2)
2014	0.40% to 2.85%	9,433,261	14.59 to 19.00	224,047,429	0.00%	10.57% to 7.85%
2013	0.40% to 2.95%	7,005,335	13.19 to 17.43	152,740,309	0.05%	35.46% to 31.99%
2012	0.40% to 2.95%	5,923,542	9.74 to 13.20	96,753,422	0.36%	13.94% to 11.02%
2011	0.40% to 2.95%	6,092,294	8.55 to 11.89	89,150,856	0.15%	-0.43% to -2.98%
2010	0.75% to 2.95%	4,203,897	8.44 to 12.26	62,832,419	0.03%	22.93% to 20.21%
VIP High Income Portfolio - Initial Class R (FHIPR)
2014	0.80% to 1.40%	1,207,106	14.59 to 13.92	16,905,415	5.42%	0.37% to -0.24%
2013	0.80% to 1.40%	1,373,290	14.53 to 13.96	19,261,214	5.26%	5.12% to 4.48%
2012	0.80% to 1.40%	1,901,222	13.83 to 13.36	25,500,923	6.07%	13.38% to 12.70%
2011	0.80% to 1.40%	1,853,305	12.19 to 11.85	22,040,608	6.79%	3.22% to 2.59%
2010	0.80% to 1.40%	2,166,797	11.81 to 11.55	25,100,312	8.12%	12.97% to 12.28%
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
2014	0.80% to 1.40%	1,212,588	15.25 to 14.21	17,391,597	2.10%	4.91% to 4.27%
2013	0.80% to 1.40%	1,326,705	14.54 to 13.63	18,227,034	1.98%	-2.67% to -3.26%
2012	0.80% to 1.40%	1,867,877	14.94 to 14.09	26,515,130	2.20%	4.92% to 4.28%
2011	0.80% to 1.40%	2,042,324	14.24 to 13.51	27,775,950	3.19%	6.35% to 5.71%
2010	0.80% to 1.40%	2,303,690	13.39 to 12.78	29,608,881	3.32%	6.82% to 6.17%
VIP Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)
2014	0.40% to 3.05%	25,450,183	13.51 to 11.47	357,562,721	1.91%	5.20% to 2.40%
2013	0.40% to 3.05%	27,684,133	12.84 to 11.20	372,132,171	2.16%	-2.46% to -5.06%
2012	0.40% to 3.20%	28,617,794	13.17 to 11.62	397,465,850	2.07%	5.18% to 2.22%
2011	0.40% to 3.20%	29,688,055	12.52 to 11.37	394,645,282	2.82%	6.61% to 3.62%
2010	0.65% to 3.20%	33,793,486	11.81 to 10.97	424,705,116	2.81%	6.85% to 4.11%
VIP Mid Cap Portfolio - Service Class (FMCS)
2014	0.80% to 1.40%	1,445,012	17.28 to 16.40	23,883,198	0.15%	5.35% to 4.71%
2013	0.80% to 1.40%	1,706,222	16.41 to 15.66	26,905,580	0.41%	34.97% to 34.16%
2012	0.80% to 1.40%	1,935,622	12.15 to 11.67	22,729,870	0.49%	13.83% to 13.14%
2011	0.80% to 1.40%	2,401,588	10.68 to 10.32	24,904,322	0.13%	-11.43% to -11.96%
2010	0.80% to 1.40%	2,988,963	12.06 to 11.72	35,170,703	0.31%	27.67% to 26.90%
VIP Mid Cap Portfolio - Service Class 2 (FMC2)
2014	0.40% to 2.85%	7,982,432	15.99 to 30.57	287,027,074	0.02%	5.61% to 3.01%
2013	0.40% to 2.95%	8,495,980	15.14 to 29.35	293,067,910	0.27%	35.33% to 31.86%
2012	0.40% to 3.30%	9,324,722	11.19 to 21.50	241,187,085	0.38%	14.10% to 10.77%
2011	0.40% to 3.30%	10,141,828	9.81 to 19.41	233,130,775	0.02%	-11.21% to -13.79%
2010	0.65% to 3.30%	10,137,469	10.99 to 22.51	264,905,928	0.13%	27.74% to 24.33%
VIP Overseas Portfolio - Initial Class (FOP)
2014	0.80% to 1.40%	1,559,134	24.08 to 23.32	45,698,046	1.27%	-8.81% to -9.36%
2013	0.80% to 1.40%	1,772,900	26.41 to 25.73	57,237,455	1.35%	29.39% to 28.61%
2012	0.80% to 1.40%	2,036,328	20.41 to 20.01	50,881,408	1.89%	19.77% to 19.05%
2011	0.80% to 1.40%	2,365,334	17.04 to 16.80	49,616,178	1.31%	-17.83% to -18.32%
2010	0.80% to 1.40%	2,742,146	20.74 to 20.57	70,349,684	1.37%	12.21% to 11.53%
VIP Overseas Portfolio - Initial Class R (FOPR)
2014	0.80% to 1.40%	1,359,984	18.26 to 16.91	23,251,418	1.30%	-8.83% to -9.38%
2013	0.80% to 1.40%	1,465,832	20.03 to 18.66	27,631,594	1.37%	29.41% to 28.63%
2012	0.80% to 1.40%	1,648,948	15.48 to 14.51	24,145,786	1.92%	19.75% to 19.02%
2011	0.80% to 1.40%	1,866,140	12.92 to 12.19	22,938,366	1.29%	-17.81% to -18.30%
2010	0.80% to 1.40%	2,228,091	15.72 to 14.92	33,493,024	1.38%	12.17% to 11.49%
VIP Overseas Portfolio - Service Class 2 (FO2)
2014	1.15% to 2.25%	73,649	22.98 to 20.12	1,645,886	1.00%	-9.35% to -10.36%
2013	1.15% to 2.25%	93,749	25.35 to 22.45	2,314,397	0.96%	28.67% to 27.24%
2012	1.15% to 2.25%	124,307	19.70 to 17.64	2,396,554	1.64%	18.99% to 17.66%
2011	1.10% to 2.25%	149,602	16.63 to 14.99	2,423,876	1.01%	-18.25% to -19.20%
2010	1.10% to 2.30%	198,160	20.35 to 18.48	3,912,132	1.16%	11.59% to 10.24%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Overseas Portfolio - Service Class 2 R (FO2R)
2014	0.40% to 2.85%	5,519,852	$9.51 to $ 12.69	$79,903,490	1.16%	-8.68% to -10.92%
2013	0.40% to 2.80%	5,200,723	10.41 to 14.32	83,385,210	1.27%	29.63% to 26.51%
2012	0.40% to 2.95%	4,917,966	8.03 to 11.17	61,701,939	1.76%	19.97% to 16.89%
2011	0.40% to 2.95%	4,998,098	6.70 to 9.56	53,042,961	1.30%	-17.72% to -19.82%
2010	0.65% to 2.95%	4,618,811	8.08 to 11.92	60,187,730	1.31%	12.09% to 9.50%
VIP Value Strategies Portfolio - Service Class (FVSS)
2014	0.80% to 1.40%	253,492	24.06 to 22.28	5,708,953	0.82%	5.84% to 5.20%
2013	0.80% to 1.40%	334,669	22.73 to 21.17	7,155,947	0.79%	29.40% to 28.62%
2012	0.80% to 1.40%	396,128	17.56 to 16.46	6,579,269	0.50%	26.08% to 25.32%
2011	0.80% to 1.40%	432,099	13.93 to 13.14	5,721,382	0.81%	-9.58% to -10.12%
2010	0.80% to 1.40%	540,940	15.41 to 14.62	7,964,920	0.42%	25.44% to 24.69%
Franklin Income Securities Fund - Class 2 (FTVIS2)
2014	0.40% to 2.85%	17,836,972	19.65 to 13.38	267,043,861	4.88%	4.20% to 1.63%
2013	0.40% to 2.80%	13,882,728	18.86 to 13.22	202,498,769	6.27%	13.49% to 10.75%
2012	0.65% to 2.80%	11,580,755	12.21 to 11.94	150,710,957	6.36%	11.92% to 9.49%
2011	0.75% to 2.95%	11,167,150	10.86 to 10.81	131,070,725	5.75%	1.62% to -0.63%
2010	0.80% to 2.95%	10,974,594	12.05 to 10.88	127,750,790	6.59%	11.77% to 9.35%
Rising Dividends Securities Fund - Class 2 (FTVRD2)
2014	0.95% to 2.65%	2,031,340	22.32 to 21.93	51,130,465	1.32%	7.69% to 5.84%
2013	0.95% to 2.65%	2,397,373	20.72	56,329,577	1.57%	28.46% to 26.25%
2012	0.95% to 2.80%	2,898,040	16.13 to 14.96	53,163,767	1.62%	10.90% to 8.82%
2011	0.95% to 2.80%	3,637,623	14.55 to 13.75	60,305,085	1.53%	4.99% to 3.04%
2010	0.95% to 2.95%	4,554,255	13.86 to 13.19	72,133,916	1.63%	19.50% to 17.09%
Small Cap Value Securities Fund - Class 2 (FTVSV2)
2014	0.40% to 3.05%	3,991,805	17.95 to 24.73	126,677,957	0.61%	0.17% to -2.50%
2013	0.40% to 3.05%	4,717,626	17.92 to 25.37	150,768,164	1.32%	35.69% to 32.09%
2012	0.40% to 3.20%	5,909,169	13.21 to 18.92	140,705,161	0.76%	17.91% to 14.59%
2011	0.40% to 3.20%	7,354,175	11.20 to 16.51	149,929,914	0.66%	-4.14% to -6.83%
2010	0.65% to 3.20%	7,692,944	11.28 to 17.72	165,721,242	0.83%	27.39% to 24.12%
Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)
2014	0.40% to 0.60%	44,952	12.10 to 12.06	543,337	2.39%	5.29% to 5.07%
2013	0.40% to 0.60%	26,408	11.50 to 11.48	303,453	1.18%	14.97% to 14.81%	****
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)
2014	0.80% to 2.65%	1,514,448	9.38 to 9.26	14,138,286	1.56%	-6.21% to -7.39%	****
Templeton Foreign Securities Fund - Class 2 (TIF2)
2014	0.75% to 2.80%	2,504,890	8.69 to 17.81	54,170,708	2.75%	-13.09% to -13.62%	****
2013	0.95% to 2.25%	142,773	21.80 to 22.95	3,570,304	2.39%	21.80% to 20.21%
2012	0.95% to 2.25%	165,137	17.90 to 19.09	3,401,372	2.97%	17.11% to 15.57%
2011	0.95% to 2.25%	196,259	15.28 to 16.52	3,471,745	1.67%	-11.48% to -12.64%
2010	0.95% to 2.25%	264,742	17.26 to 18.91	5,310,679	1.89%	7.38% to 5.97%
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
2014	0.40% to 2.85%	14,019,187	9.95 to 9.89	136,868,159	7.06%	1.43% to -1.08%	****
2013	0.40% to 0.60%	39,602	9.81 to 9.80	388,126	0.28%	-1.87% to -2.00%	****
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2014	0.40% to 2.75%	7,315,810	20.15 to 11.47	90,348,947	2.69%	2.44% to 0.02%
2013	0.40% to 2.65%	5,051,846	19.67 to 11.54	61,795,172	11.10%	23.28% to 20.49%
2012	0.75% to 2.65%	2,790,624	10.48 to 9.58	28,120,573	2.64%	14.47% to 12.27%
2011	1.05% to 2.65%	2,438,014	9.05 to 8.53	21,662,279	0.02%	-2.57% to -4.15%
2010	0.85% to 2.65%	1,840,165	9.34 to 8.90	16,874,811	2.24%	9.32% to 7.33%
Franklin Strategic Income Securities Fund: Class 2 (FTVSI2)
2014	0.40% to 0.60%	27,378	10.14 to 10.10	277,202	5.99%	1.45% to 1.25%
2013	0.40%	1,291	9.99	12,900	0.00%	-0.07%	****
Franklin High Income Securities Fund: Class 2 (FTVHI2)
2014	0.40% to 0.60%	57,693	10.19 to 10.15	587,183	3.84%	-0.42% to -0.62%
2013	0.40% to 0.60%	9,757	10.23 to 10.22	99,686	0.00%	2.29% to 2.15%	****
Structured Small Cap Equity Fund: Service Shares (GVSSCS)
2014	0.40% to 0.60%	1,553	13.21 to 13.17	20,519	0.62%	6.26% to 6.05%
2013	0.40%	804	12.43	9,995	0.79%	24.31%	****
Short Duration Bond Portfolio - I Class Shares (AMTB)
2014	0.40% to 2.95%	10,327,433	10.63 to 8.72	119,826,653	1.57%	0.21% to -2.36%
2013	0.40% to 2.95%	13,156,674	10.61 to 8.93	150,853,109	2.17%	0.21% to -2.35%
2012	0.40% to 3.05%	13,542,864	10.59 to 9.05	157,169,937	2.89%	4.19% to 1.41%
2011	0.40% to 3.05%	15,352,684	10.16 to 8.93	171,320,708	3.62%	-0.11% to -2.76%
2010	0.40% to 3.05%	18,038,619	10.18 to 9.18	200,415,989	4.85%	4.86% to 2.07%
Growth Portfolio - I Class Shares (AMTG)
2012	1.30%	5	60.41	302	0.00%	11.13%
2011	1.30%	5	54.36	272	0.00%	-1.51%
2010	1.30%	153	55.19	8,499	0.00%	29.63%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
International Portfolio - S Class Shares (AMINS)
2014	1.50% to 2.00%	3,270	$13.46 to $ 12.82	$43,160	0.21%	-4.73% to -5.21%
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
2010	1.30%	999	31.34	31,308	0.30%	14.16%
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
2014	0.80% to 2.50%	186,362	13.29 to 17.89	3,694,111	0.00%	2.64% to 0.88%
2013	0.80% to 2.80%	223,324	12.95 to 15.83	4,331,082	0.00%	44.67% to 41.75%
2012	0.80% to 2.80%	252,460	8.95 to 11.16	3,401,665	0.00%	7.95% to 5.77%
2011	0.80% to 2.80%	335,319	8.29 to 10.56	4,222,440	0.00%	-1.85% to -3.83%
2010	0.80% to 2.80%	480,243	8.45 to 10.98	6,223,316	0.00%	18.65% to 16.27%
Socially Responsive Portfolio - I Class Shares (AMSRS)
2014	0.80% to 2.65%	1,041,973	21.82 to 21.40	25,709,625	0.36%	9.50% to 7.46%
2013	0.80% to 2.65%	1,294,218	19.93 to 19.92	29,316,744	0.68%	36.50% to 33.96%
2012	0.80% to 2.65%	1,432,779	14.60 to 14.87	23,889,201	0.22%	10.09% to 8.03%
2011	0.80% to 2.65%	1,804,517	13.26 to 13.76	27,464,680	0.32%	-3.85% to -5.64%
2010	0.80% to 2.65%	2,033,231	13.79 to 14.59	32,344,561	0.04%	21.87% to 19.60%
International Growth Fund/VA-Service Shares (OVIGS)
2014	1.10% to 2.55%	1,107,744	9.05 to 8.96	9,982,341	0.24%	-9.54% to -10.43%	****
Capital Income Fund/VA - Non-Service Shares (OVMS)
2014	0.80% to 1.40%	1,097,053	24.74 to 25.17	34,056,066	2.05%	7.33% to 6.68%
2013	0.80% to 1.40%	1,239,133	23.05 to 23.59	36,088,027	2.35%	12.26% to 11.59%
2012	0.80% to 1.40%	1,434,115	20.53 to 21.14	37,466,189	1.35%	11.44% to 10.76%
2011	0.80% to 1.40%	1,737,854	18.42 to 19.09	40,852,941	2.36%	-0.08% to -0.69%
2010	0.80% to 1.40%	2,027,729	18.44 to 19.22	48,012,221	1.44%	12.01% to 11.33%
Core Bond Fund/VA - Non-Service Shares (OVB)
2014	0.80% to 1.40%	1,314,492	16.05 to 15.61	26,398,467	5.25%	6.41% to 5.76%
2013	0.80% to 1.40%	1,470,230	15.08 to 14.76	27,812,794	5.07%	-0.90% to -1.50%
2012	0.80% to 1.40%	1,736,330	15.22 to 14.98	33,119,981	4.89%	9.41% to 8.74%
2011	0.80% to 1.40%	2,055,734	13.91 to 13.78	36,087,270	6.02%	7.40% to 6.76%
2010	0.80% to 1.40%	2,443,496	12.95 to 12.91	40,204,609	1.86%	10.52% to 9.86%
Global Securities Fund/VA - Non-Service Shares (OVGS)
2014	0.40% to 1.40%	2,845,391	11.74 to 51.50	155,455,199	1.23%	1.88% to 0.86%
2013	0.60% to 1.40%	2,148,688	11.51 to 51.06	115,712,883	1.38%	15.06% to 25.53%	****
2012	0.80% to 1.40%	2,405,799	43.41 to 40.68	104,525,558	2.16%	20.29% to 19.56%
2011	0.80% to 1.40%	2,816,110	36.09 to 34.02	102,224,646	1.30%	-9.02% to -9.57%
2010	0.80% to 1.40%	3,271,262	39.67 to 37.62	131,293,425	1.48%	15.04% to 14.34%
Global Securities Fund/VA - Service Class (OVGSS)
2014	0.75% to 2.75%	3,464,478	10.14 to 24.02	100,955,252	1.18%	1.42% to -0.75%	****
2013	0.95% to 2.25%	244,473	24.50 to 27.33	7,307,348	1.15%	25.78% to 24.14%
2012	0.95% to 2.25%	310,391	19.48 to 22.02	7,406,259	1.91%	19.80% to 18.22%
2011	0.95% to 2.25%	368,092	16.26 to 18.62	7,361,088	1.10%	-9.39% to -10.58%
2010	0.95% to 2.30%	466,144	17.95 to 20.74	10,268,381	1.32%	14.60% to 13.04%
International Growth Fund/VA - Non-Service Shares (OVIG)
2014	0.40% to 0.60%	76,193	10.67 to 10.64	811,521	1.18%	-7.59% to -7.78%
2013	0.40% to 0.60%	43,039	11.55 to 11.53	496,525	0.06%	15.49% to 15.33%	****
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2014	0.40% to 1.40%	925,786	13.33 to 14.82	13,839,721	0.81%	10.26% to 9.15%
2013	0.40% to 1.40%	921,054	12.09 to 13.57	12,629,553	1.10%	20.88% to 29.93%	****
2012	0.80% to 1.40%	1,074,623	11.28 to 10.45	11,345,866	1.01%	15.93% to 15.23%
2011	0.80% to 1.40%	1,223,602	9.73 to 9.07	11,201,679	0.86%	-0.81% to -1.41%
2010	0.80% to 1.40%	1,392,924	9.81 to 9.20	12,926,440	1.15%	15.18% to 14.48%
Main Street Fund(R)/VA - Service Class (OVGIS)
2014	0.40% to 3.05%	9,304,134	15.59 to 18.01	214,327,255	0.58%	9.96% to 7.03%
2013	0.40% to 3.05%	11,093,728	14.18 to 16.83	234,121,775	0.86%	30.91% to 27.43%
2012	0.40% to 3.20%	12,583,850	10.83 to 13.01	204,894,940	0.65%	16.14% to 12.87%
2011	0.40% to 3.20%	15,287,929	9.33 to 11.53	216,328,023	0.59%	-0.71% to -3.50%
2010	0.65% to 3.20%	17,274,630	9.16 to 11.94	248,917,497	0.96%	15.07% to 12.12%
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
2014	0.80% to 1.40%	484,310	17.83 to 16.92	8,257,676	0.92%	11.04% to 10.37%
2013	0.80% to 1.40%	510,359	16.06 to 15.33	7,872,940	0.89%	39.89% to 39.04%
2012	0.80% to 1.40%	397,625	11.48 to 11.02	4,409,595	0.57%	17.04% to 16.33%
2011	0.80% to 1.40%	420,119	9.81 to 9.48	4,000,819	0.57%	-2.99% to -3.58%
2010	0.80% to 1.40%	411,283	10.11 to 9.83	4,059,854	0.72%	22.42% to 21.68%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)
2014	0.40% to 2.80%	2,686,320	$19.50 to $ 27.67	$92,701,568	0.63%	11.21% to 8.53%
2013	0.40% to 2.80%	2,350,049	17.54 to 25.50	74,014,689	0.69%	40.06% to 36.69%
2012	0.40% to 3.30%	2,334,765	12.52 to 17.75	53,269,053	0.33%	17.20% to 13.78%
2011	0.40% to 3.30%	2,533,954	10.68 to 15.60	49,994,641	0.37%	-2.77% to -5.60%
2010	0.65% to 3.30%	2,225,257	10.43 to 16.52	46,157,728	0.40%	22.26% to 19.00%
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)
2014	0.80% to 1.40%	1,096,038	9.31 to 8.52	9,459,072	0.00%	4.94% to 4.30%
2013	0.80% to 1.40%	1,372,859	8.87 to 8.16	11,347,669	0.01%	34.90% to 34.08%
2012	0.80% to 1.40%	1,559,411	6.58 to 6.09	9,602,969	0.00%	15.51% to 14.81%
2011	0.80% to 1.40%	1,900,617	5.69 to 5.30	10,183,980	0.00%	0.29% to -0.32%
2010	0.80% to 1.40%	1,833,474	5.68 to 5.32	9,846,584	0.00%	26.45% to 25.68%
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
2014	0.80% to 1.40%	131,093	10.27 to 10.14	1,331,560	4.53%	2.02% to 1.40%
2013	0.80% to 1.40%	125,275	10.07 to 10.00	1,253,971	4.88%	-0.93% to -1.53%
2012	0.80% to 1.40%	67,987	10.16 to 10.15	690,480	0.00%	1.65% to 1.54%	****
Global Strategic Income Fund/VA: Service Shares (OVSBS)
2014	0.85% to 2.75%	911,480	10.20 to 9.78	9,167,050	3.90%	1.62% to -0.33%
2013	0.85% to 2.75%	963,727	10.04 to 9.81	9,601,690	4.50%	-1.21% to -3.11%
2012	0.95% to 2.75%	874,911	10.16 to 10.12	8,879,113	0.00%	1.58% to 1.25%	****
All Asset Portfolio - Advisor Class (PMVAAD)
2014	0.40% to 2.60%	4,859,868	9.71 to 10.05	50,089,678	5.16%	0.05% to -2.16%
2013	0.65% to 2.65%	4,567,870	10.61 to 10.26	47,681,453	5.16%	-0.54% to -2.54%
2012	0.65% to 2.55%	1,874,670	10.67 to 10.53	19,881,541	6.23%	6.71% to 5.35%	****
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
2014	0.40% to 2.75%	1,884,511	12.54 to 10.95	22,098,472	2.00%	-0.10% to -2.46%
2013	0.40% to 2.55%	2,492,506	12.55 to 11.33	29,755,599	1.72%	-6.94% to -8.95%
2012	0.75% to 2.55%	1,763,524	13.31 to 12.45	22,842,574	5.09%	4.44% to 2.54%
2011	0.75% to 2.55%	1,837,753	12.75 to 12.14	22,970,486	1.91%	7.61% to 5.66%
2010	0.80% to 2.55%	1,500,572	11.83 to 11.49	17,556,731	1.26%	8.50% to 6.58%
Low Duration Portfolio - Advisor Class (PMVLAD)
2014	0.40% to 3.05%	35,370,950	12.19 to 10.47	404,377,325	1.04%	0.35% to -2.32%
2013	0.40% to 3.05%	33,423,782	12.15 to 10.72	384,925,917	1.35%	-0.63% to -3.28%
2012	0.40% to 3.20%	28,772,761	12.23 to 11.02	337,025,026	1.81%	5.33% to 2.36%
2011	0.40% to 3.20%	23,171,669	11.61 to 10.76	260,577,575	1.57%	0.60% to -2.22%
2010	0.40% to 3.20%	18,042,359	11.54 to 11.01	203,955,140	1.54%	4.77% to 1.82%
Total Return Portfolio - Advisor Class (PMVTRD)
2014	0.40% to 2.85%	28,020,955	11.11 to 10.14	298,250,943	2.12%	3.75% to 1.20%
2013	0.40% to 2.80%	25,952,951	10.71 to 10.03	269,467,393	2.14%	-2.44% to -4.80%
2012	0.40% to 2.80%	17,987,204	10.98 to 10.54	193,716,161	2.44%	9.06% to 6.43%
2011	0.40% to 2.70%	6,540,321	10.06 to 9.91	65,327,248	1.60%	0.64% to -0.90%	****
CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)
2014	0.40% to 0.60%	11,020	7.25 to 7.22	79,854	0.33%	-18.95% to -19.11%
2013	0.40%	2,094	8.94	18,722	0.00%	-10.59%	****
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)
2014	0.40% to 2.50%	525,844	9.30 to 8.98	4,790,708	5.27%	1.00% to -1.13%
2013	0.40%	807	9.21	7,433	2.35%	-7.89%	****
Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)
2014	0.40% to 0.60%	6,985	10.40 to 10.37	72,550	4.92%	2.82% to 2.61%
VT Growth & Income Fund: Class IB (PVGIB)
2014	1.05% to 2.45%	120,962	19.76 to 18.40	2,483,981	1.36%	9.57% to 8.02%
2013	1.05% to 2.30%	149,244	18.03 to 17.32	2,814,117	1.76%	34.25% to 32.56%
2012	1.05% to 2.30%	187,620	13.43 to 13.06	2,644,472	1.81%	17.88% to 16.39%
2011	1.05% to 2.35%	212,998	11.40 to 11.18	2,559,811	1.31%	-5.64% to -6.88%
2010	1.05% to 2.60%	275,411	12.08 to 11.77	3,507,688	1.63%	13.18% to 11.41%
VT International Equity Fund: Class IB (PVTIGB)
2014	1.15% to 2.05%	14,651	18.75 to 16.85	262,993	0.95%	-7.85% to -8.69%
2013	1.15% to 2.05%	17,177	20.35 to 18.46	336,690	1.50%	26.60% to 25.45%
2012	1.15% to 2.05%	21,475	16.07 to 14.71	332,677	2.25%	20.51% to 19.41%
2011	1.15% to 2.10%	28,337	13.34 to 12.27	366,694	3.58%	-17.89% to -18.68%
2010	1.15% to 2.40%	39,549	16.24 to 14.73	626,033	3.71%	8.76% to 7.39%
VT Voyager Fund: Class IB (PVTVB)
2014	0.95% to 2.25%	96,479	22.03 to 20.71	2,194,180	0.80%	8.68% to 7.25%
2013	0.95% to 2.30%	100,705	20.27 to 19.21	2,129,944	0.84%	42.36% to 40.42%
2012	0.95% to 2.35%	127,985	14.24 to 13.61	1,899,798	0.38%	13.14% to 11.54%
2011	0.95% to 2.45%	221,728	12.58 to 12.09	2,914,393	0.00%	-18.63% to -19.86%
2010	0.95% to 2.70%	248,463	15.46 to 14.80	3,997,037	1.31%	19.65% to 17.54%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VI American Franchise Fund - Series II Shares (ACEG2)
2014	0.80% to 2.50%	435,498	$14.40 to $ 13.75	$6,154,539	0.00%	7.30% to 5.46%
2013	0.80% to 2.50%	544,932	13.42 to 13.04	7,224,266	0.25%	38.68% to 36.30%
2012	0.80% to 2.55%	548,055	9.68 to 9.56	5,277,298	0.00%	-3.21% to -4.37%	****
Diversified Stock Fund Class A Shares (VYDS)
2014	1.15% to 1.55%	23,756	21.25 to 20.29	497,599	0.89%	8.93% to 8.49%
2013	1.15% to 1.55%	25,251	19.51 to 18.70	486,302	0.63%	32.39% to 31.85%
2012	1.15% to 1.55%	26,781	14.73 to 14.18	390,226	0.99%	14.94% to 14.47%
2011	1.15% to 1.65%	27,442	12.82 to 12.29	348,002	0.64%	-7.90% to -8.36%
2010	1.15% to 1.95%	38,329	13.92 to 13.11	526,739	0.73%	11.05% to 10.16%
Small-Cap Portfolio - Investment Class (ROCSC)
2014	0.40% to 0.60%	27,191	12.98 to 12.94	352,960	0.22%	2.83% to 2.62%
2013	0.40% to 0.60%	5,442	12.63 to 12.61	68,683	1.76%	26.27% to 26.10%	****
Variable Fund - Multi-Hedge Strategies (RVARS)
2014	0.40% to 2.55%	1,396,728	10.39 to 10.02	14,238,125	0.00%	4.24% to 1.99%
2013	0.40% to 2.45%	333,972	9.97 to 9.83	3,301,465	0.00%	-0.31% to -1.69%	****
Health Sciences Portfolio - II (TRHS2)
2014	0.40% to 2.85%	7,927,446	29.82 to 26.55	223,976,343	0.00%	30.70% to 27.49%
2013	0.40% to 2.80%	6,412,668	22.81 to 20.86	140,496,406	0.00%	49.91% to 46.30%
2012	0.65% to 2.80%	3,798,987	15.12 to 14.26	56,146,556	0.00%	30.15% to 27.32%
2011	0.75% to 2.80%	2,368,928	11.60 to 11.20	27,116,053	0.00%	9.56% to 7.30%
2010	0.80% to 2.45%	301,680	10.58 to 10.46	3,176,507	0.00%	5.80% to 4.63%	****
VIP Trust - Global Hard Assets Fund-Service Class (VWHAS)
2014	0.40% to 2.75%	3,558,339	9.16 to 8.03	29,517,875	0.00%	-19.67% to -21.57%
2013	0.40% to 2.55%	2,913,519	11.40 to 10.27	30,449,440	0.34%	14.03% to 7.48%	****
2012	0.75% to 2.55%	1,388,083	9.68 to 9.56	13,363,085	0.78%	-3.24% to -4.42%	****
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)
2014	0.80% to 1.40%	435,528	20.11 to 20.33	10,362,989	5.18%	1.37% to 0.75%
2013	0.80% to 1.40%	489,626	19.84 to 20.17	11,575,326	2.39%	-9.90% to -10.44%
2012	0.80% to 1.40%	576,088	22.02 to 22.53	15,204,351	1.74%	4.70% to 4.07%
2011	0.80% to 1.40%	445,923	21.03 to 21.65	11,388,013	8.06%	7.28% to 6.63%
2010	0.80% to 1.40%	511,066	19.60 to 20.30	12,265,103	3.66%	5.35% to 4.71%
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
2014	0.80% to 1.40%	937,328	28.40 to 25.45	24,198,355	0.53%	-1.21% to -1.81%
2013	0.80% to 1.40%	1,077,764	28.74 to 25.92	28,316,991	1.62%	11.12% to 10.45%
2012	0.80% to 1.40%	1,277,864	25.87 to 23.47	30,377,030	0.00%	28.77% to 27.99%
2011	0.80% to 1.40%	797,445	20.09 to 18.34	14,792,818	1.09%	-26.33% to -26.78%
2010	0.80% to 1.40%	946,130	27.27 to 25.04	23,951,440	0.60%	25.83% to 25.07%
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
2014	0.75% to 2.75%	1,659,729	8.61 to 8.15	34,873,233	0.10%	-19.71% to -21.33%
2013	0.75% to 2.80%	2,044,581	10.72 to 10.35	52,324,603	0.75%	9.70% to 7.44%
2012	0.75% to 2.80%	2,974,012	9.77 to 9.64	65,033,799	0.76%	-2.28% to -3.63%	****
2011	0.80% to 1.40%	552,304	41.36 to 38.86	25,073,059	1.21%	-17.12% to -17.62%
2010	0.80% to 1.40%	619,064	49.90 to 47.18	34,051,631	0.39%	28.20% to 27.43%
Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility (WRPMAV)
2014	0.40% to 0.60%	637,519	11.21 to 11.18	7,144,816	1.73%	3.49% to 3.28%
2013	0.40% to 0.60%	165,259	10.83	1,790,170	0.00%	8.34% to 8.26%	****
Ivy Funds VIP - Pathfinder Moderately Conservative - Managed Volatility (WRPMCV)
2014	0.40% to 0.60%	110,570	10.91 to 10.88	1,205,387	0.77%	2.65% to 2.44%
2013	0.40% to 0.60%	75,534	10.63 to 10.62	802,504	0.00%	6.27% to 6.18%	****
Ivy Funds VIP - Pathfinder Moderate - Managed Volatility (WRPMMV)
2014	0.40% to 0.60%	449,506	11.11 to 11.08	4,992,354	0.81%	3.34% to 3.13%
2013	0.40% to 0.60%	222,311	10.75 to 10.74	2,389,889	0.00%	7.53% to 7.44%	****
Variable Insurance Portfolios - Asset Strategy (WRASP)
2014	0.40% to 2.85%	16,864,654	16.66 to 14.47	261,526,326	0.47%	-5.64% to -7.97%
2013	0.40% to 2.80%	13,405,643	17.66 to 15.76	223,555,413	1.21%	24.63% to 21.63%
2012	0.65% to 2.80%	9,003,602	14.04 to 12.96	122,124,768	1.13%	18.40% to 15.83%
2011	0.65% to 2.80%	8,101,468	11.86 to 11.19	93,728,667	1.01%	-7.81% to -9.80%
2010	0.65% to 2.80%	6,143,715	12.86 to 12.40	77,797,454	1.03%	7.97% to 5.63%
Variable Insurance Portfolios - High Income (WRHIP)
2014	0.40% to 2.80%	7,890,294	10.55 to 11.39	92,712,517	5.10%	1.50% to -0.95%
2013	0.60% to 2.80%	7,007,963	10.38 to 11.50	82,246,215	4.30%	3.77% to 7.41%	****
2012	0.75% to 2.80%	2,344,079	10.86 to 10.71	25,294,682	0.05%	8.55% to 7.05%	****
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
2014	0.40% to 2.85%	4,185,462	14.08 to 13.18	57,044,940	0.00%	7.44% to 4.80%
2013	0.40% to 2.65%	2,767,879	13.11 to 12.62	35,566,853	0.00%	29.42% to 26.50%
2012	0.40% to 2.80%	741,676	10.13 to 9.97	7,454,095	0.00%	1.29% to -0.34%	****
Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)
2014	0.40% to 0.60%	3,358	12.26 to 12.22	41,162	0.12%	4.44% to 4.23%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)
2014	0.40% to 0.60%	234,969	$13.67 to $ 13.53	$3,211,436	1.09%	2.98% to 2.77%
2013	0.40% to 0.60%	216,208	13.27 to 13.16	2,869,630	1.53%	14.29% to 14.06%
2012	0.40%	199,019	11.61	2,311,373	0.81%	6.52%
2011	0.40%	92,333	10.90	1,006,692	0.10%	0.35%
Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)
2014	0.40% to 0.60%	2,132,566	15.03 to 14.87	32,040,936	1.03%	3.82% to 3.61%
2013	0.40% to 0.60%	2,057,057	14.48 to 14.36	29,770,493	1.12%	20.35% to 20.11%
2012	0.40%	1,406,121	12.03	16,912,148	0.74%	9.09%
2011	0.40%	424,157	11.03	4,676,395	0.61%	-1.85%
2010	0.40%	2,491	11.23	27,982	0.00%	12.18%
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)
2014	0.40% to 0.60%	3,277,315	15.68 to 15.52	51,389,608	1.04%	4.20% to 3.99%
2013	0.40% to 0.60%	3,153,289	15.05 to 14.93	47,456,503	1.25%	23.32% to 23.07%
2012	0.40%	2,235,029	12.20	27,276,311	0.71%	10.37%
2011	0.40%	1,230,558	11.06	13,606,615	0.72%	-3.40%
Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)
2014	0.40% to 0.60%	526,562	14.40 to 14.25	7,582,097	0.98%	3.46% to 3.26%
2013	0.40% to 0.60%	540,241	13.92 to 13.80	7,518,782	1.36%	17.24% to 17.00%
2012	0.40%	449,607	11.87	5,337,953	0.69%	7.98%
2011	0.40%	148,360	11.00	1,631,286	0.33%	-0.40%
Advantage VT Discovery Fund (SVDF)
2013	1.30%	74	68.31	5,055	0.01%	41.93%
2012	1.30%	74	48.13	3,562	0.00%	16.20%
2011	1.30%	74	41.42	3,065	0.00%	-0.88%
Advantage VT Opportunity Fund - Class 2 (SVOF)
2010	1.30%	836	58.00	48,490	0.48%	22.15%
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
2014	0.40% to 2.75%	2,922,620	24.82 to 20.55	67,222,496	0.00%	-2.27% to -4.58%
2013	0.40% to 2.70%	2,411,352	25.40 to 21.64	57,488,287	0.00%	49.63% to 46.18%
2012	0.40% to 2.70%	2,006,569	16.97 to 14.80	32,340,952	0.00%	7.44% to 4.95%
2011	0.40% to 2.70%	2,029,850	15.80 to 14.11	30,844,147	0.00%	-4.98% to -7.17%
2010	0.80% to 2.70%	1,674,122	16.51 to 15.19	27,016,561	0.00%	25.76% to 23.35%
Advantage VT Small Cap Value Fund - Class 2 (WFVSMV)
2014	1.10%	631	11.53	7,278	0.35%	3.31%
2013	1.10%	684	11.17	7,637	0.72%	13.49%
2012	1.10%	753	9.84	7,408	0.87%	12.74%
2011	1.10%	951	8.73	8,299	0.67%	-8.28%
2010	1.10%	1,026	9.51	9,762	1.49%	15.96%
Advantage VT Total Return Bond Fund - Class 2 (WFVTRB)
2014	1.15% to 1.25%	21,348	14.61 to 14.46	309,073	1.36%	4.37% to 4.27%
2013	1.15% to 1.25%	21,348	14.00 to 13.87	296,394	1.25%	-3.55% to -3.65%
2012	1.15% to 1.25%	21,348	14.52 to 14.40	307,599	1.44%	4.87% to 4.77%
2011	1.15% to 1.25%	21,348	13.84 to 13.74	293,570	2.67%	7.07% to 6.96%
2010	1.15% to 1.25%	21,348	12.93 to 12.85	274,433	3.38%	5.81% to 5.70%
Advantage - VT Omega Growth Fund - Class 2 (WFVOG2)
2014	1.15% to 1.75%	2,235	19.91 to 19.38	43,856	0.00%	2.67% to 2.05%
2013	1.15% to 1.75%	2,784	19.39 to 18.99	53,355	0.13%	38.27% to 37.43%
2012	1.15% to 1.75%	3,493	14.03 to 13.82	48,543	0.00%	19.00% to 18.28%
2011	1.40% to 2.20%	4,361	11.74 to 11.60	51,038	0.00%	-6.86% to -7.62%
2010	1.40% to 2.20%	4,925	12.61 to 12.56	62,030	0.00%	26.08% to 25.61%	****
Global Securities Fund/VA - Class 3 (obsolete)(OVGS3)
2013	0.80% to 1.40%	1,979,986	30.83 to 28.90	57,749,512	1.38%	26.32% to 25.56%
2012	0.80% to 1.40%	2,245,911	24.41 to 23.02	52,131,298	2.12%	20.25% to 19.53%
2011	0.80% to 1.40%	2,572,768	20.30 to 19.26	49,919,305	1.30%	-9.00% to -9.55%
2010	0.80% to 1.40%	3,037,983	22.30 to 21.29	65,110,849	1.47%	15.05% to 14.35%
Global Securities Fund/VA - Class 4 (obsolete) (OVGS4)
2013	0.75% to 2.65%	4,545,894	13.11 to 17.24	87,818,648	1.15%	26.05% to 23.64%
2012	0.75% to 2.80%	4,390,476	10.40 to 13.76	67,830,605	1.92%	20.05% to 17.56%
2011	0.75% to 2.55%	4,665,467	8.66 to 11.94	60,579,285	1.03%	-9.18% to -10.82%
2010	0.75% to 2.70%	4,965,773	9.54 to 13.25	71,526,134	1.23%	14.80% to 12.55%
Janus Aspen Series - Global Technology Portfolio - Service II Shares (obsolete) (JAGTS2)
2011	0.75% to 2.55%	921,943	10.22 to 9.92	10,932,894	0.00%	-9.49% to -11.13%
2010	0.80% to 2.45%	765,556	15.90 to 11.17	10,472,391	0.00%	23.52% to 11.68%	****
Janus Aspen Series - Overseas Portfolio - Service II Shares (obsolete) (JAIGS2)
2011	0.65% to 2.80%	4,453,401	7.21 to 16.61	83,075,727	0.37%	-32.77% to -34.23%
2010	0.65% to 2.80%	5,924,822	10.72 to 25.25	165,454,474	0.57%	24.22% to 21.53%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Templeton Developing Markets Securities Fund - Class 3 (obsolete) (FTVDM3)
2013	0.80% to 2.65%	1,142,861	$11.79 to $ 15.15	$19,109,102	1.93%	-1.76% to -3.60%
2012	0.80% to 2.65%	1,605,393	12.00 to 15.71	27,445,545	1.42%	12.25% to 10.15%
2011	0.80% to 2.65%	1,718,984	10.69 to 14.27	26,345,988	0.99%	-16.53% to -18.09%
2010	0.80% to 2.80%	1,928,435	12.81 to 17.26	35,662,153	1.60%	16.57% to 14.23%
Templeton Foreign Securities Fund - Class 3 (obsolete) (TIF3)
2013	0.80% to 2.95%	3,996,862	13.70 to 15.49	70,947,400	2.40%	22.00% to 19.35%
2012	0.80% to 3.30%	4,857,387	11.23 to 12.58	71,028,710	2.99%	17.35% to 14.39%
2011	0.80% to 3.30%	5,613,198	9.57 to 10.99	70,423,411	1.69%	-11.39% to -13.62%
2010	0.80% to 3.30%	6,154,147	10.80 to 12.73	87,837,444	1.66%	7.54% to 4.83%
Templeton Global Bond Securities Fund - Class 3 (obsolete) (FTVGI3)
2013	0.65% to 2.65%	7,038,230	16.04 to 16.40	127,456,544	4.76%	0.98% to -1.06%
2012	0.65% to 2.65%	6,702,502	15.88 to 16.58	121,596,625	6.32%	14.31% to 12.01%
2011	0.65% to 2.65%	6,648,136	13.89 to 14.80	106,571,620	5.61%	-1.47% to -3.45%
2010	0.65% to 2.75%	6,305,385	14.10 to 15.24	103,381,528	1.36%	13.64% to 11.24%
Managed Allocation Fund - Moderate Growth II (obsolete) (VFMG2)
2011	1.15% to 2.20%	293,739	11.34 to 10.46	3,311,354	1.57%	-6.59% to -7.58%
2010	1.15% to 2.35%	334,971	12.14 to 11.20	4,073,490	0.67%	9.28% to 7.96%
Federated NVIT High Income Bond Fund - Class III (obsolete) (HIBF3)
2013	0.75% to 2.75%	5,499,724	14.54 to 14.30	87,655,891	6.26%	6.14% to 4.00%
2012	0.75% to 2.80%	6,661,716	13.70 to 13.69	101,010,556	8.06%	13.85% to 11.49%
2011	0.75% to 2.80%	7,233,930	12.03 to 12.28	97,191,051	7.75%	3.03% to 0.91%
2010	0.75% to 2.80%	7,280,016	11.68 to 12.17	95,630,359	8.85%	12.31% to 9.99%
NVIT Emerging Markets Fund - Class III (obsolete) (GEM3)
2013	0.80% to 1.40%	656,098	26.65 to 24.83	16,463,567	1.06%	-0.05% to -0.66%
2012	0.80% to 1.40%	878,960	26.67 to 25.00	22,181,145	0.46%	16.30% to 15.59%
2011	0.80% to 1.40%	1,075,051	22.93 to 21.63	23,447,431	0.66%	-23.01% to -23.48%
2010	0.80% to 1.40%	1,413,626	29.79 to 28.26	40,245,214	0.07%	15.29% to 14.59%
NVIT Emerging Markets Fund - Class VI (obsolete) (GEM6)
2013	0.75% to 2.80%	2,953,153	7.07 to 17.17	56,177,769	0.97%	-0.31% to -2.37%
2012	0.75% to 2.80%	2,705,132	7.09 to 17.58	52,295,751	0.26%	16.04% to 13.64%
2011	0.75% to 2.80%	2,598,477	6.11 to 15.47	43,888,708	0.45%	-23.17% to -24.76%
2010	0.75% to 2.80%	2,890,791	7.95 to 20.57	63,579,406	0.00%	15.02% to 12.65%
NVIT International Equity Fund - Class III (obsolete) (GIG3)
2013	0.80% to 1.40%	1,095,402	23.66 to 22.04	24,342,382	0.52%	16.87% to 16.16%
2012	0.80% to 1.40%	1,277,738	20.24 to 18.98	24,424,151	0.82%	14.65% to 13.96%
2011	0.80% to 1.40%	1,510,544	17.66 to 16.65	25,320,360	1.23%	-10.48% to -11.03%
2010	0.80% to 1.40%	1,753,932	19.73 to 18.72	33,009,096	0.96%	12.36% to 11.69%
V.I. Capital Appreciation Fund - Series II (obsolete) (AVCA2)
2011	0.80% to 2.95%	490,830	7.80 to 9.58	5,707,367	0.00%	-8.85% to -10.82%
2010	0.80% to 2.95%	579,187	8.56 to 10.74	7,427,438	0.51%	14.28% to 11.81%
V.I. Capital Development Fund - Series II (obsolete) (AVCD2)
2011	0.80% to 2.95%	1,414,528	8.85 to 13.36	22,791,109	0.00%	-8.11% to -10.10%
2010	0.80% to 2.95%	1,298,000	9.63 to 14.87	23,011,080	0.00%	17.52% to 14.98%
VIP Trust - Global Bond Fund - Class R1 (obsolete) (VWBFR)
2011	0.80% to 1.40%	399,375	15.18 to 14.49	5,818,090	8.13%	7.28% to 6.63%
2010	0.80% to 1.40%	437,415	14.15 to 13.59	5,970,833	3.67%	5.35% to 4.71%
VIP Trust - Emerging Markets Fund - Class R1 (obsolete) (VWEMR)
2011	0.80% to 1.40%	551,256	21.46 to 20.49	11,367,873	1.24%	-26.35% to -26.79%
2010	0.80% to 1.40%	827,950	29.14 to 27.99	23,300,754	0.62%	25.85% to 25.09%
VIP Trust - Global Hard Assets Fund - Class R1 (obsolete) (VWHAR)
2011	0.75% to 2.80%	3,469,671	9.84 to 9.50	54,489,679	1.02%	-17.02% to -18.74%
2010	0.75% to 2.80%	2,350,975	11.86 to 11.69	53,750,243	0.32%	18.57% to 16.94%	****
NVIT Multi-Manager International Growth Fund - Class III (obsolete) (NVMIG3)
2013	0.80% to 1.40%	3,088,532	11.63 to 11.23	34,837,398	1.22%	20.37% to 19.64%
2012	0.80% to 1.40%	3,566,046	9.66 to 9.39	33,593,312	0.58%	14.85% to 14.15%
2011	0.80% to 1.40%	4,100,818	8.41 to 8.22	33,815,868	1.26%	-10.09% to -10.63%
2010	0.80% to 1.40%	4,850,543	9.35 to 9.20	44,725,588	0.74%	13.12% to 12.44%
NVIT Multi-Manager International Value Fund - Class III (obsolete) (GVDIV3)
2013	0.80% to 1.40%	284,346	19.20 to 17.99	5,155,407	2.21%	20.45% to 19.72%
2012	0.80% to 1.40%	334,802	15.94 to 15.03	5,067,035	0.37%	16.30% to 15.59%
2011	0.80% to 1.40%	415,870	13.70 to 13.00	5,441,335	1.76%	-16.78% to -17.29%
2010	0.80% to 1.40%	485,438	16.47 to 15.72	7,673,903	2.20%	5.26% to 4.63%
NVIT Multi-Manager International Value Fund - Class VI (obsolete) (GVDIV6)
2013	0.40% to 2.80%	5,533,991	8.79 to 10.76	66,931,305	2.32%	20.61% to 17.71%
2012	0.40% to 3.30%	5,926,599	7.29 to 8.74	60,197,485	0.16%	16.48% to 13.08%
2011	0.40% to 3.30%	5,935,093	6.25 to 7.73	52,384,680	1.81%	-16.73% to -19.16%
2010	0.40% to 3.30%	5,274,892	7.51 to 9.56	56,592,567	2.39%	5.43% to 2.36%
AllianceBernstein NVIT Global Fixed Income Fund - Class III (obsolete) (NVAGF3)
2010	0.80% to 2.15%	288,563	12.20 to 11.92	3,481,331	6.20%	7.37% to 5.91%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Credit Suisse Trust - International Equity Flex III Portfolio (obsolete) (CSIEF3)
2010	0.80% to 1.40%	196,205	$11.25 to $ 11.18	$2,195,392	0.10%	11.33% to 10.66%
NVIT Worldwide Leaders Fund - Class III (obsolete) (GEF3)
2010	0.80% to 1.40%	147,046	15.45 to 14.84	2,194,434	0.98%	10.47% to 9.80%
NVIT Worldwide Leaders Fund - Class VI (obsolete) (NVGWL6)
2010	1.10% to 2.75%	152,509	14.65 to 14.25	2,217,538	1.20%	10.02% to 8.18%
High Income Fund/VA - Class 3 (obsolete) (OVHI3)
2011	0.80% to 1.40%	175,763	2.80 to 2.72	482,217	9.26%	-2.66% to -3.25%
2010	0.80% to 1.40%	196,791	2.88 to 2.81	557,028	4.97%	13.77% to 13.08%
High Income Fund/VA - Class 4 (obsolete) (OVHI4)
2011	0.95% to 2.75%	2,632,631	2.79 to 2.56	7,156,844	8.99%	-2.99% to -4.75%
2010	0.95% to 2.75%	2,685,043	2.88 to 2.69	7,562,792	5.30%	13.18% to 11.13%
High Income Fund/VA - Non-Service Shares (obsolete) (OVHI)
2011	0.80% to 1.40%	7,881	3.03 to 2.93	23,296	12.77%	-3.12% to -3.70%
2010	0.80% to 1.40%	16,199	3.13 to 3.04	49,546	6.11%	13.90% to 13.21%
High Income Fund/VA - Service Class (obsolete) (OVHIS)
2011	0.95% to 2.35%	642,234	3.60	2,495,365	9.54%	-3.48% to -4.84%
2010	0.95% to 2.70%	856,240	3.73 to 3.68	3,456,019	6.12%	13.35% to 11.35%
U.S. Equity Flex I Portfolio (obsolete) (WSCP)
2010	0.80% to 1.40%	2,155,736	15.16 to 15.42	33,594,652	0.15%	13.54% to 12.86%

2014	Reserves for annuity contracts in payout phase:			9,682,634
2014	Contract owners equity:			$45,160,288,424
2013	Reserves for annuity contracts in payout phase:			10,085,658
2013	Contract owners equity:			$41,548,378,750
2012	Reserves for annuity contracts in payout phase:			8,281,156
2012	Contract owners equity:			$33,972,994,748
2011	Reserves for annuity contracts in payout phase:			8,361,300
2011	Contract owners equity:			$29,793,903,432
2010	Reserves for annuity contracts in payout phase:			8,598,792
2010	Contract owners equity:			$26,665,526,554

*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

KPMG LLP
Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder

Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2014 and 2013, and the related consolidated statements of operations, comprehensive income, equity, and cash flows for each of the years in the three-year period ended December 31, 2014. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying table of contents. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2014 and 2013, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2014, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ KPMG LLP

Columbus, Ohio

February 25, 2015

KPMG LLP is a Delaware limited liability partnership, the U.S.

member firm of KPMG International Cooperative (“KPMG

International”), a Swiss entity.

1

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Operations

	Year ended December 31,
(in millions)	2014	2013	2012
Revenues
Policy charges	$2,065	$1,849	$1,670
Premiums	831	724	635
Net investment income	1,900	1,849	1,825
Net realized investment (losses) gains, including other-than-temporary impairment losses	(1,078)	678	319
Other revenues	11	17	7

Total revenues	$3,729	$5,117	$4,456

Benefits and expenses
Interest credited to policyholder account values	$1,096	$1,067	$1,038
Benefits and claims	1,502	1,354	1,227
Amortization of deferred policy acquisition costs	207	374	575
Other expenses, net of deferrals	1,055	981	917

Total benefits and expenses	$3,860	$3,776	$3,757

(Loss) income before federal income taxes and noncontrolling interests	$(131)	$1,341	$699
Federal income tax (benefit) expense	(147)	313	99

Net income	$16	$1,028	$600
Less: Loss attributable to noncontrolling interest, net of tax	(94)	(82)	(61)

Net income attributable to Nationwide Life Insurance Company	$110	$1,110	$661

See accompanying notes to consolidated financial statements.

2

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Comprehensive Income

	Year ended December 31,
(in millions)	2014	2013	2012
Net income	$16	$1,028	$600

Other comprehensive income (loss), net of tax
Changes in:
Net unrealized gains (losses) on available-for-sale securities	$435	$(663)	$571
Other	27	(7)	(5)

Total other comprehensive income (loss), net of tax	$462	$(670)	$566

Total comprehensive income	$478	$358	$1,166
Less: Comprehensive loss attributable to noncontrolling interests, net of tax	(94)	(82)	(61)

Total comprehensive income attributable to Nationwide Life Insurance Company	$572	$440	$1,227

See accompanying notes to consolidated financial statements.

3

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Balance Sheets

	December 31,
(in millions, except for share and per share amounts)	2014	2013
Assets
Investments:
Fixed maturity securities, available-for-sale	$35,418	$32,249
Mortgage loans, net of allowance	7,270	6,341
Policy loans	992	987
Short-term investments	935	411
Other investments	822	767

Total investments	$45,437	$40,755
Cash and cash equivalents	77	61
Accrued investment income	670	603
Deferred policy acquisition costs	4,063	3,778
Goodwill	200	200
Other assets	5,001	3,979
Separate account assets	88,076	84,069

Total assets	$143,524	$133,445

Liabilities and equity
Liabilities
Future policy benefits and claims	$40,730	$36,765
Short-term debt	660	278
Long-term debt	709	707
Other liabilities	5,313	4,122
Separate account liabilities	88,076	84,069

Total liabilities	$135,488	$125,941

Shareholder’s equity
Common stock ($1 par value; authorized - 5,000,000 shares, issued and outstanding - 3,814,779 shares)	$4	$4
Additional paid-in capital	1,718	1,718
Retained earnings	4,630	4,520
Accumulated other comprehensive income	1,044	582

Total shareholder’s equity	$7,396	$6,824
Noncontrolling interests	640	680

Total equity	$8,036	$7,504

Total liabilities and equity	$143,524	$133,445

See accompanying notes to consolidated financial statements.

4

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Equity

(in millions)	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income	Total shareholder’s equity	Non- controlling interest	Total equity
Balance as of December 31, 2011	$4	$1,718	$2,789	$686	$5,197	$345	$5,542
Cash dividend paid	—	—	(40)	—	(40)	—	(40)
Comprehensive income (loss):
Net income (loss)	—	—	661	—	661	(61)	600
Other comprehensive income	—	—	—	566	566	—	566

Total comprehensive income (loss)	$—	$—	$661	$566	$1,227	$(61)	$1,166
Change in noncontrolling interest	—	—	—	—	—	63	63

Balance as of December 31, 2012	$4	$1,718	$3,410	$1,252	$6,384	$347	$6,731

Comprehensive income (loss):
Net income (loss)	—	—	1,110	—	1,110	(82)	1,028
Other comprehensive loss	—	—	—	(670)	(670)	—	(670)

Total comprehensive income (loss)	$—	$—	$1,110	$(670)	$440	$(82)	$358
Change in noncontrolling interest	—	—	—	—	—	415	415

Balance as of December 31, 2013	$4	$1,718	$4,520	$582	$6,824	$680	$7,504

Comprehensive income (loss):
Net income (loss)	—	—	110	—	110	(94)	16
Other comprehensive income	—	—	—	462	462	—	462

Total comprehensive income (loss)	$—	$—	$110	$462	$572	$(94)	$478
Change in noncontrolling interest	—	—	—	—	—	54	54

Balance as of December 31, 2014	$4	$1,718	$4,630	$1,044	$7,396	$640	$8,036

See accompanying notes to consolidated financial statements.

5

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Cash Flows

	Year ended December 31,
(in millions)	2014	2013	2012
Cash flows from operating activities
Net income	$16	$1,028	$600
Adjustments to net income:
Net realized investment losses (gains), including other-than-temporary impairment losses	1,078	(678)	(319)
Interest credited to policyholder account values	1,096	1,067	1,038
Capitalization of deferred policy acquisition costs	(685)	(604)	(470)
Amortization of deferred policy acquisition costs	207	374	575
Amortization and depreciation	128	77	80
Deferred tax (benefit) expense	(152)	346	243
Changes in:
Policy liabilities	(421)	(475)	(548)
Derivatives, net	(181)	(483)	(490)
Other, net	(59)	88	(84)

Net cash provided by operating activities	$1,027	$740	$625

Cash flows from investing activities
Proceeds from maturities of available-for-sale securities	$2,798	$3,689	$2,909
Proceeds from sales of available-for-sale securities	647	1,091	796
Purchases of available-for-sale securities	(5,640)	(6,842)	(5,167)
Proceeds from repayments and sales of mortgage loans	920	1,091	1,048
Issuances and purchases of mortgage loans	(1,837)	(1,593)	(1,114)
Net (increase) decrease in short-term investments	(524)	654	98
Collateral received (paid), net	399	(637)	(208)
Other, net	(94)	42	(12)

Net cash used in investing activities	$(3,331)	$(2,505)	$(1,650)

Cash flows from financing activities
Net change in short-term debt	$382	$(22)	$(477)
Proceeds from issuance of long-term debt	—	2	13
Cash dividend paid to Nationwide Financial Services, Inc.	—	—	(40)
Repayments of long-term debt	—	(299)	—
Investment and universal life insurance product deposits	6,037	6,139	5,566
Investment and universal life insurance product withdrawals	(4,095)	(4,034)	(4,063)
Other, net	(4)	(22)	39

Net cash provided by financing activities	$2,320	$1,764	$1,038

Net increase (decrease) in cash and cash equivalents	$16	$(1)	$13
Cash and cash equivalents at beginning of year	61	62	49

Cash and cash equivalents at end of year	$77	$61	$62

See accompanying notes to consolidated financial statements.

6

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC,” or collectively with its subsidiaries, “the Company”) was incorporated in 1929 and is an Ohio domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation (“Nationwide Corp.”), a majority-owned subsidiary of NMIC.

The Company is a leading provider of long-term savings and retirement products in the United States of America (“U.S.”). The Company develops and sells a diverse range of products and services including individual annuities, private and public sector group retirement plans, investment products sold to institutions, life insurance and advisory services.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouse and regional firms, pension plan administrators and life insurance specialists. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (“NRS”) and Nationwide Financial Network (“NFN”) producers, which includes the agency distribution force of the Company’s ultimate parent company, NMIC.

Wholly-owned subsidiaries of NLIC as of December 31, 2014 include Nationwide Life and Annuity Insurance Company (“NLAIC”), Nationwide Investment Services Corporation (“NISC”) and Nationwide Investment Advisor (“NIA”). NLAIC primarily offers universal life insurance, variable universal life insurance, term life insurance, corporate-owned life insurance (“COLI”) and individual annuity contracts on a non-participating basis. NISC is a registered broker-dealer. NIA is a registered investment advisor.

As of December 31, 2014 and 2013, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region of the U.S. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which the Company is overly vulnerable to a single event which could cause a severe impact on the Company’s financial position.

(2)	Summary of Significant Accounting Policies

Basis of Presentation

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. The consolidated financial statements include majority-owned subsidiaries and consolidated variable interest entities (“VIEs”). All significant intercompany accounts and transactions have been eliminated.

Entities in which NLIC does not have a controlling interest, but the Company has significant influence over the operating and financing decisions, and also certain other investments, are reported using the equity method.

Use of Estimates

The Company’s consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the U.S. (“GAAP”). The preparation of the consolidated financial statements in accordance with GAAP requires the Company to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Significant estimates include the balance and amortization of deferred policy acquisition costs (“DAC”), legal and regulatory reserves, certain investment and derivative valuations, future policy benefits and claims including the valuation of embedded derivatives resulting from living benefit guarantees on variable annuity contracts, goodwill, provision for income taxes and valuation of deferred tax assets. Actual results could differ significantly from those estimates.

7

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Revenues and Benefits

Investment and universal life insurance products. Investment products are long-duration contracts that do not subject the Company to significant risk arising from mortality (the incidence of death) or morbidity (the incidence of disability resulting from disease or physical impairment). These include variable and fixed deferred annuity contracts in the accumulation phase with both individuals and groups, as well as certain annuities without life contingencies. Universal life insurance products include long-duration insurance contracts that do not have fixed or guaranteed terms. These include universal life insurance, variable universal life insurance, COLI, bank-owned life insurance (“BOLI”) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, surrender charges and other policy charges earned and assessed against policy account balances during the period. Policy charges are assessed on a daily or monthly basis and are recognized as revenue when assessed and earned. Assessments for services provided in future periods are recorded as unearned revenue and recognized as revenue over the periods benefited. Surrender charges are recognized as revenue upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

Traditional life insurance products. Traditional life insurance products include those products with fixed and guaranteed terms, primarily consisting of whole life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are generally recognized as revenue when due. For certain annuities with life contingencies, any excess of gross premium over the net premium is deferred and recognized with the amount of expected future benefits. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Future Policy Benefits and Claims

Investment and universal life insurance products. The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and for universal life insurance policies at the policy accrued account balance, which represents participants’ net deposits adjusted for investment performance, interest credited and applicable contract charges.

The Company offers certain universal life insurance and variable universal life insurance with no-lapse guarantees and variable annuity products with guaranteed minimum death benefits (“GMDB”) and/or guaranteed minimum income benefits (“GMIB”). Liabilities for these guarantees are calculated by multiplying the current benefit ratio by the cumulative assessments recorded from contract inception through the balance sheet date less the cumulative guaranteed benefit payments plus interest. The Company annually evaluates its experience and assumptions and adjusts the benefit ratio as appropriate. If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes with a related charge or credit to other benefits and claims in the period of evaluation. Determination of the expected benefit payments and assessments are based on a range of scenarios and assumptions, including those related to market rates of return and volatility, contract surrenders and mortality experience. The accounting for these guarantees impacts estimated gross profits used to calculate the balance and amortization of DAC and other expenses. Refer to Note 4 for further discussion of these guarantees.

Guarantees to variable annuity contractholders can include a return of no less than the total deposits made on the contract less any customer withdrawals, total deposits made on the contract less any customer withdrawals plus a minimum return, or the highest contract value on a specified anniversary date minus any customer withdrawals following the contract anniversary. In addition, these guarantees can include benefits payable in the event of death, upon annuitization, upon periodic withdrawal or at specified dates during the accumulation period. Refer to Note 4 for further discussion of these guarantees.

8

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The Company’s guaranteed minimum accumulation benefit (“GMAB”) and guaranteed living withdrawal benefit (“GLWB”) living benefit guarantees represent embedded derivatives in variable annuity contracts that are required to be separated from, and valued apart from, the host variable annuity contracts. The embedded derivatives are held at fair value and include the present value of attributed fees. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivatives incorporate numerous assumptions including, but not limited to, mortality, lapse rates, index volatility, benefit utilization and discounting. Benefit utilization includes wait period (the number of years the policyholder is assumed to wait prior to beginning withdrawals once eligible) and efficiency of benefit utilization (the percent of the maximum permitted withdrawal that a policyholder takes). Discounting includes liquidity and non-performance risk (the risk that the liability will not be fulfilled) and affects the value at which the liability is transferred. The assumptions used to calculate the fair value of embedded derivatives are reviewed as part of an annual comprehensive study of assumptions. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary.

The Company’s equity indexed products (life and annuity) have the policyholders’ interest credits based on market performance with caps and floors. The interest credits represent embedded derivatives within the insurance contract and therefore are required to be separated from, and valued apart from, the host contracts. The embedded derivatives are held at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of interest credited. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivative incorporate numerous assumptions including, but not limited to, mortality, lapse rates and index volatility. The assumptions used to calculate the fair value of embedded derivatives are reviewed as part of an annual comprehensive study of assumptions. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary.

Traditional life insurance products. The process of calculating reserve amounts for traditional life insurance products involves the use of a number of assumptions, including those related to persistency, mortality, morbidity, interest rates (the rates expected to be paid or received on financial instruments) and certain other expenses.

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method, with weighted average interest rates of 6.6% and estimates of mortality, morbidity, investment yields and persistency that were used or being experienced at the time the policies were issued, with a provision for adverse deviation.

The liability for future policy benefits for certain annuities with life contingencies was calculated using the present value of future benefits and certain expenses, discounted using weighted average interest rates of 4.8% with a provision for adverse deviation.

The Company issues fixed and floating rate funding agreements to the Federal Home Loan Bank of Cincinnati (“FHLB”). The liability for such funding agreements is recorded in future policy benefits and claims at amortized cost. The amount of collateralized funding agreements outstanding with the FHLB as of December 31, 2014 and 2013 was $1.8 billion and $913 million, respectively. In connection with an FHLB requirement for funding agreements, the Company held $35 million and $18 million of FHLB stock as of December 31, 2014 and 2013, respectively.

Reinsurance ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the original insurer from its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company.

Deferred Policy Acquisition Costs

The Company has deferred certain acquisition costs that are directly related to the successful acquisition of new and renewal insurance and investment contracts. The methods and assumptions used to amortize and assess recoverability of the DAC balance depend on the type of product.

9

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Investment and universal life insurance products. For certain investment and universal life insurance products, DAC is amortized with interest over the lives of the policies in relation to the present value of estimated gross profits, which is determined primarily from projected interest margins, policy charges and net realized investment gains and losses, less policy benefits and other expenses. The DAC asset related to investment and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on available-for-sale securities, with the corresponding adjustment recorded in accumulated other comprehensive income (“AOCI”). This adjustment to DAC represents the change in amortization that would have been required as a charge or credit to operations had such unrealized amounts been realized. DAC for investment and universal life insurance products is subject to recoverability testing in the year of policy issuance, and DAC for universal life insurance products is also subject to loss recognition testing at the end of each reporting period.

The Company regularly evaluates and adjusts the DAC balance when actual gross profits in a given reporting period vary from management’s initial estimates. Additionally, the assumptions used in the estimation of gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual process. During the annual process, the Company performs a comprehensive study of assumptions, including mortality and persistency studies, maintenance expense studies and an evaluation of projected general and separate account investment returns. The most significant assumptions that are involved in the estimation of future gross profits include future net separate account investment performance, surrender/lapse rates, interest margins, renewal premiums and mortality. The Company refers to this process as “unlocking.” Quarterly, consideration is given as to whether adjustments to these assumptions are necessary. The Company uses a reversion to the mean process to determine the assumption for the future net separate account investment performance. This process assumes different performance levels over the next three years, such that the separate account mean return, measured from the anchor date to the end of the life of the product, equals the long-term assumption. The Company’s long-term assumptions for net separate account investment performance consist of assumed gross returns of 10.5% for equity funds and 5.0% for fixed funds.

Changes in assumptions and the emergence of actual gross profits can have a significant impact on the amount of DAC reported for investment and universal life insurance products and their related amortization patterns. Additionally, the amortization of DAC can be affected by the change in the valuation of the Company’s variable annuity guarantees. See Future Policy Benefits and Claims for further discussion of the valuation of the Company’s variable annuity guarantees. In the event actual experience differs from assumptions or future assumptions are revised, the Company will record an increase or decrease in DAC amortization expense, which could be significant.

Traditional life insurance. DAC is amortized with interest over the premium-paying period of the related policies in proportion to premium revenue recognized. These assumptions are consistent with those used in the calculation of liabilities for future policy benefits at issuance. DAC is evaluated for recoverability at the time of policy issuance, and loss recognition testing is conducted each reporting period.

Refer to Note 5 for discussion regarding assumption changes impacting DAC amortization and related balances.

Investments

Available-for-sale securities. Available-for-sale securities are reported at fair value, with unrealized holding gains and losses reported as a separate component of other comprehensive income, net of adjustments for DAC and other expenses, future policy benefits and claims, policyholder dividend obligations and deferred federal income taxes. Realized gains and losses on sales of available-for-sale securities are recognized in income based on the specific identification method. Interest and dividend income is recognized when earned.

As of December 31, 2014 and 2013, 99% of fixed maturity securities were priced using external source data. Independent pricing services are most often utilized (87% and 86% as of December 31, 2014 and 2013, respectively) to determine the fair value of securities for which market quotations are available. For these securities, the Company obtains the pricing services’ methodologies, inputs and assumptions and classifies the investments accordingly in the fair value hierarchy.

A corporate pricing matrix is used in valuing certain corporate debt securities. The corporate pricing matrix is developed using private spreads for corporate securities with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular fixed maturity security to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular security.

10

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Non-binding broker quotes are also utilized to determine the fair value of certain corporate debt, mortgage-backed and other asset-backed securities when quotes are not available from independent pricing services, corporate pricing matrix or internal pricing models. These securities are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers, as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

When the collectability of contractual interest payments on fixed maturity securities is considered doubtful, such securities are placed in non-accrual status and any accrued interest is excluded from investment income. These securities are not restored to accrual status until the Company determines that payment of future principal and interest is probable.

For investments in certain residential and commercial mortgage-backed securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method, based on prepayment assumptions and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

The Company periodically reviews its available-for-sale securities to determine if any decline in fair value to below amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss, reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

In assessing corporate debt securities for other-than-temporary impairment, the Company evaluates the ability of the issuer to meet its debt obligations, the value of the company or specific collateral securing the debt, the Company’s intent to sell the security and whether it is more likely than not the Company will be required to sell the security before the recovery of its amortized cost basis. The Company evaluates U.S. government and agencies, as well as obligations of states, political subdivisions and foreign governments for other-than-temporary impairment by examining similar characteristics.

When evaluating whether residential mortgage-backed securities, commercial mortgage-backed securities and other asset-backed securities are other-than-temporarily impaired, the Company examines characteristics of the underlying collateral, such as delinquency and default rates, the quality of the underlying borrower, the type of collateral in the pool, the vintage year of the collateral, subordination levels within the structure of the collateral pool, the quality of any credit guarantors, the Company’s intent to sell the security and whether it is more likely than not it will be required to sell the security before the recovery of its amortized cost basis.

The Company evaluates its intent to sell on an individual security basis. Other-than-temporary impairment losses on securities when the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security prior to recovery of the security’s amortized cost basis are bifurcated, with the credit portion of the impairment loss being recognized in earnings and the non-credit loss portion of the impairment and any subsequent changes in the fair value of those debt securities being recognized in other comprehensive income, net of applicable taxes and other offsets. To estimate the credit portion of an impairment loss recognized in earnings, the Company considers the present value of the cash flows. To the extent that the present value of cash flows generated by a debt security is less than the amortized cost, an other-than-temporary impairment is recognized through earnings.

It is possible that further declines in fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further other-than-temporary impairments in the near term, which could be significant.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. These mortgage loans are further segregated into the following classes based on the unique risk profiles of the underlying property types: office, industrial, retail, apartment and other. Mortgage loans held-for-investment are held at amortized cost less a valuation allowance.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are generally obtained to support loaned amounts, as the loans are usually collateral dependent.

11

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The collectability and value of a mortgage loan are based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the Company’s commercial mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property.

The Company actively monitors the credit quality of its mortgage loans to support the development of the valuation allowance. This monitoring process includes quantitative analyses, which facilitate the identification of deteriorating loans, and qualitative analyses, which consider other factors relevant to the borrowers’ ability to repay. Surveillance procedures identify loans with deteriorating credit fundamentals and these loans are evaluated based on the severity of their deterioration and management’s judgment as to the likelihood of loss.

Mortgage loans require a loan-specific reserve when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires a loan-specific reserve, a provision for loss is established equal to the difference between the carrying value and either the fair value of the collateral less costs to sell or the present value of expected future cash flows discounted at the loan’s market interest rate. Loan-specific reserve charges are recorded in net realized investment gains and losses. In the event a loan-specific reserve charge is reversed, the recovery is also recorded in net realized investment gains and losses.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve based primarily on loan surveillance categories and property type classes, which reflects management’s best estimate of probable credit losses inherent in the portfolio of loans without specific reserves as of the balance sheet date. Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. Non-specific reserve changes are recorded in net realized investment gains and losses.

Interest income on performing mortgage loans is recognized over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are considered delinquent when contractual payments are 90 days past due.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Short-term investments. Short-term investments consist primarily of highly liquid mutual funds and government agency discount notes with maturities of twelve months or less at acquisition. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company are included in short-term investments on the consolidated balance sheets. The Company carries short-term investments at fair value.

Other investments. Other investments consist primarily of equity method investments in private equity, hedge funds and partnerships, as well as COLI, trading securities, equity securities and capital stock with the FHLB.

Securities lending. The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income on the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total investments of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company recognizes loaned securities in either available-for-sale or other investments. A securities lending payable is recorded in other liabilities for the amount of cash collateral received. Net income received from securities lending activities is included in net investment income. As of December 31, 2014 and 2013, the fair value of loaned securities was $254 million and $116 million, respectively.
Variable interest entities. In the normal course of business, the Company has relationships with VIEs. If the Company determines that it has a variable interest and is the primary beneficiary, it consolidates the VIE. The Company is the primary beneficiary if the Company has the power to direct the activities of the VIE that most significantly impact the economic performance of the entity and the obligation to absorb losses or receive benefits from the entity that could be potentially significant to the VIE. This determination is based on a review of the entity’s contract and other deal related information, such as the entity’s equity investment at risk, decision-making abilities, obligations to absorb economic risks and right to receive economic rewards of the entity.

12

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The majority of the VIEs consolidated by the Company are due to guarantees provided to limited partners related to the amount of tax credits that will be generated by Low-Income-Housing Tax Credit Funds (“Tax Credit Funds”). The results of operations and financial position of each VIE for which the Company is the primary beneficiary, as well as the corresponding noncontrolling interests, are recorded in the consolidated financial statements. Ownership interests held by unrelated third parties in the consolidated VIEs are presented as noncontrolling interests in the equity section of the consolidated financial statements. Losses attributable to noncontrolling interests are excluded from the net income attributable to NLIC on the consolidated statements of operations.

The Company invests in fixed maturity securities that could qualify as VIEs, including corporate securities, mortgage-backed securities and asset-backed securities. The Company is not the primary beneficiary of these securities as the Company does not have the power to direct the activities that most significantly impact the entities’ performance. The Company’s maximum exposure to loss is limited to the carrying values of these securities. There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets. Refer to Note 6 for additional disclosures related to these investments.

The Company is not required and does not intend to provide financial or other support outside of contractual requirements to any VIE.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include interest rate swaps, futures contracts and options. Certain features embedded in the Company’s indexed products and certain variable annuity contracts require derivative accounting. Refer to the prior discussion of Future Policy Benefits and Claims for a description of the valuation applicable to these products. All derivative instruments are held at fair value and are reflected as assets or liabilities in the consolidated balance sheets.

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels. In cases where observable inputs are not available, the Company will utilize non-binding broker quotes to determine fair value, and these instruments are classified accordingly in the fair value hierarchy. Price movements of these broker quotes are subject to validation and require approval from the Company’s management. Management uses models to internally value the instruments for comparison to the values received through broker quotes.

For derivatives that are not designated for hedge accounting, the gain or loss on the derivative is primarily recognized in net realized investment gains and losses.

For derivative instruments that are designated and qualify for fair value hedge accounting, the gain or loss on the derivative instrument, as well as the hedged item to the extent of the risk being hedged, are recognized in net realized investment gains and losses.

For derivative instruments that are designated and qualify for cash flow hedge accounting, the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into earnings in the same period or periods that the hedged transaction impacts earnings. The ineffective portion of the derivative’s change in value, if any, along with any of the derivative’s change in value that is excluded from the assessment of hedge effectiveness, are recorded in net realized investment gains and losses.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements, which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the form of cash and marketable securities.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market and income approaches.

13

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes assets and liabilities held at fair value in the consolidated balance sheets as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments, and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the period in which the change occurs.

Fair Value Option

The Company assesses the fair value option election for newly acquired assets or liabilities on a prospective basis. There are no material assets or liabilities for which the Company has elected the fair value option.

Federal Income Taxes

The Company recognizes deferred tax assets and liabilities for the expected future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, net operating losses and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities due to a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are recorded to reduce a deferred tax asset to the amount expected to be realized. Interest expense and any associated penalties which relate to tax years still subject to review by the Internal Revenue Service (“IRS”) are recorded as income tax expense.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the consolidated financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as the lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue.

NLIC files a separate consolidated federal income tax return with its subsidiaries and is eligible to join the NMIC consolidated tax return group in 2015.

Cash and Cash Equivalents

Cash and cash equivalents include highly liquid investments with original maturities of less than three months.

14

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Goodwill

In connection with business acquisitions, the Company recognizes goodwill as the excess of the purchase price over the fair value of net assets acquired as goodwill. Goodwill is not amortized, but is evaluated for impairment at the reporting unit level annually. Goodwill of a reporting unit is tested for impairment on an interim basis, in addition to the annual evaluation, if an event occurs or circumstances change which would more likely than not reduce the fair value of a reporting unit below its carrying amount. If a reporting unit’s fair value is less than its carrying value, the Company will calculate implied goodwill. An impairment would be recognized on a reporting unit for the amount that the carrying value of its goodwill exceeds the implied value of its goodwill.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value, discount rates, expected levels of cash flows, revenues and earnings, and the selection of comparable companies used to develop market-based assumptions. The Company performed its 2014 annual impairment test and determined that no impairment was required.

Closed Block

In connection with the sponsored demutualization of Provident Mutual Life Insurance Company (“Provident”) prior to its acquisition by the Company, Provident established a closed block for the benefit of certain classes of individual participating policies that had a dividend scale payable in 2001. Assets were allocated to the closed block in an amount that produces cash flows which, together with anticipated revenues from closed block business, is reasonably expected to be sufficient to provide for (1) payment of policy benefits, specified expenses and taxes, and (2) the continuation of dividends throughout the life of the Provident policies included in the closed block based upon the dividend scales payable for 2001, if the experience underlying such dividend scales continues.

Assets allocated to the closed block benefit only the holders of the policies included in the closed block and will not revert to the benefit of the Company. No reallocation, transfer, borrowing or lending of assets can be made between the closed block and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without the approval of the Pennsylvania Insurance Department and Ohio Department of Insurance (“ODI”). The closed block will remain in effect as long as any policy in the closed block is in force.

If, over time, the aggregate performance of the closed block assets and policies is better than was assumed in funding the closed block, dividends to policyholders will increase. If, over time, the aggregate performance of the closed block assets and policies is less favorable than was assumed in the funding, dividends to policyholders could be reduced. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from the Company’s assets outside of the closed block, which are general account assets.

The assets and liabilities allocated to the closed block are recorded in the Company’s consolidated financial statements on the same basis as other similar assets and liabilities. The carrying amount of closed block liabilities in excess of the carrying amount of closed block assets at the date Provident was acquired by the Company represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income, for the benefit of stockholders, over the period the policies in the closed block remain in force.

If actual cumulative earnings exceed expected cumulative earnings, the expected earnings are recognized in income. This is because the excess actual cumulative earnings over expected cumulative earnings, which represents undistributed accumulated earnings attributable to policyholders, is recorded as a policyholder dividend obligation. Therefore, the excess will be paid to closed block policyholders as an additional policyholder dividend expense in the future unless it is otherwise offset by future performance of the closed block that is less favorable than originally expected. If actual cumulative performance is less favorable than expected, actual earnings will be recognized in income.

The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions and net investment income and realized gains and losses on investments held outside of the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies. See Note 10 for further disclosure.

Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. In the separate account, investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder. Separate account assets are primarily comprised of public, privately registered and non-registered mutual funds. Separate account assets are recorded at fair value based on the methodology that would be applicable to the underlying assets. The value of separate account liabilities is set to equal the fair value for separate account assets.

15

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 4% of the Company’s life insurance in force in 2014 and 2013 and 5% in 2012 and 37% of the number of life insurance policies in force in 2014 (38% in 2013 and 40% in 2012). The provision for policyholder dividends was based on the respective year’s dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

Subsequent Events

The Company evaluated subsequent events through February 25, 2015, the date the consolidated financial statements were issued.

(3)	Recently Issued Accounting Standards

Adopted Accounting Standards

On January 1, 2014, the Company adopted ASU 2013-04, which amends existing guidance in ASC 405, Liabilities. The ASU provides guidance for the recognition, measurement and disclosure of obligations resulting from joint and several liability arrangements for which the total amount of the obligation is fixed at the reporting date. The adoption of this guidance had no impact on the Company’s consolidated financial statements.

On January 1, 2014, the Company adopted ASU 2013-08, which amends existing guidance in ASC 946, Financial Services – Investment Companies. The amended guidance modifies the definition of investment companies and requires new disclosures around the status and operations of investment companies. In addition, the guidance requires an investment company to measure its noncontrolling interests in another investment company at fair value rather than the equity method of accounting. The adoption of this guidance had no impact on the Company’s consolidated financial statements.

On January 1, 2014, the Company adopted ASU 2013-11, which amends existing guidance in ASC 740, Income Taxes. The amended guidance provides clarification on the financial statement presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss or a tax credit carryforward exists. The adoption of this guidance had no impact on the Company’s consolidated financial statements.

Pending Accounting Standards

In January 2014, the FASB issued ASU 2014-01, which amends existing guidance in ASC 323, Equity Method and Joint Ventures. The amended guidance permits reporting entities to make an accounting policy election to account for their investments in qualified affordable housing projects using the proportional amortization method if certain conditions are met. The Company will adopt the ASU for interim and annual reporting periods beginning January 1, 2015. The Company is currently in the process of determining the impact of adoption.

In January 2014, the FASB issued ASU 2014-04, which amends existing guidance in ASC 310, Receivables and ASC 360, Property, Plant and Equipment. The amended guidance provides clarification on the accounting for situations in which a creditor obtains collateral assets in satisfaction of all or part of a receivable. The Company will adopt the ASU for interim and annual periods beginning January 1, 2015. The Company is currently in the process of determining the impact of adoption.

In May 2014, the FASB issued ASU 2014-09, which amends existing guidance in ASC 606, Revenue from Contracts with Customers and ASC 340, Other Assets and Deferred Costs – Contracts with Customers. The amended guidance develops a single standard to recognize revenue when the identified performance obligation is satisfied. The Company will adopt the ASU for interim and annual periods beginning January 1, 2017. The Company is currently in the process of determining the impact of adoption.

In June 2014, the FASB issued ASU 2014-11, which amends existing guidance in ASC 860, Transfers and Servicing. The amended guidance amends certain criteria when evaluating effective control in certain repurchase agreement transactions and eliminates specific guidance on repurchase financing and requires that these transactions be treated in the same manner as repurchase transactions. Additionally, the amended guidance requires additional disclosures for repurchase agreements. The Company will adopt the ASU for interim and annual periods beginning January 1, 2015. The Company is currently in the process of determining the impact of adoption.

In August 2014, the FASB issued ASU 2014-14, which amends ASC 310, Receivables. The amended guidance requires creditors to classify certain foreclosed government guaranteed mortgage loans as a receivable from the guarantor that is measured at the amount expected to be recovered under the guarantee, without treating the guarantee as a separate unit of account. The Company will adopt the ASU for interim and annual periods beginning January 1, 2015. The Company is currently in the process of determining the impact of adoption.

16

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

In November 2014, the FASB issued ASU 2014-17, which amends ASC 805, Business Combinations. The amended guidance gives an acquired entity the option to apply pushdown accounting in its stand-alone financial statements. The Company will adopt the ASU for interim and annual periods beginning January 1, 2015. The Company is currently in the process of determining the impact of adoption.

(4)	Certain Long-Duration Contracts

Variable Annuity Contracts

Contractholder assets are invested in general and separate account investment options as directed by the contractholder. The Company issues variable annuity contracts through its separate accounts. The Company also provides various forms of guarantees to benefit the related contractholders. The Company provides five primary guarantee types: (1) GMDB; (2) GLWB; (3) GMAB; (4) a hybrid guarantee with GMAB and GLWB; and (5) GMIB.

The GMDB, offered on every variable annuity contract, provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it by having the death benefit paid into the contract and having a second death benefit paid upon the survivor’s death.

The GLWB, offered in the Company’s Lifetime Income products, are living benefits that provide for enhanced retirement income security without the liquidity loss associated with annuitization. The withdrawal rates vary based on the age when withdrawals begin and are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder. The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of a feature driven by account performance and policy duration.

The GMAB, which was offered in the Company’s Capital Preservation Plus product, is a living benefit that provides the contractholder with a guaranteed return of deposits, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years) selected by the contractholder at the issuance of the variable annuity contract. In some cases, the contractholder also has the option, after a specified time period, to drop the guarantee and continue the variable annuity contract without the GMAB. In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.

The GMIB, which was offered with several variable annuity contracts, is a living benefit that provides the contractholder with a guaranteed annuitization stream of income.

The following table summarizes information regarding variable annuity contracts with guarantees invested in general and separate accounts, as of the dates indicated (a contract may contain multiple guarantees):

	December 31, 2014				December 31, 2013
(in millions)	General account value	Separate account value	Net amount at risk[1]	Average age[2]	General account value	Separate account value	Net amount at risk[1]	Average age[2]
Contracts with GMDB:
Return of net deposits	$872	$23,079	$21	65	$916	$19,927	$13	64
Minimum return or anniversary contract value	1,918	33,662	292	69	2,031	33,520	237	69

Total contracts with GMDB	$2,790	$56,741	$313	68	$2,947	$53,447	$250	67

GLWB Minimum return or anniversary contract value	$135	$31,031	$195	66	$178	$28,071	$74	64
GMAB Return of net deposits[3]	$43	$1,552	$—	67	$92	$2,383	$—	64
GMIB Minimum return or anniversary contract value	$45	$451	$1	66	$49	$510	$—	64

1	Net amount at risk is calculated on a policy-level basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit).
2	Represents the weighted average attained age of contractholders.
3	Contracts with the hybrid accumulation/withdrawal benefits are included with the accumulation benefits contracts.

17

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes the reserve balances for guarantees on variable annuity contracts, as of the dates indicated:

	December 31,
(in millions)	2014	2013
GMDB	$76	$55
GLWB[1]	$174	$(1,075)
GMAB[1,2]	$3	$(19)
GMIB	$1	$2

1	The changes in reserve balances for withdrawal benefits and accumulation benefits were primarily driven by declines in key interest rates, partially offset by rising equity markets during 2014. Refer to Note 7 for discussion of the related derivative programs.
2	Contracts with the hybrid accumulation/withdrawal benefits are included with the accumulation benefits contracts.

Paid claims for GMDBs were $11 million and $22 million for the years ended December 31, 2014 and 2013, respectively.

Paid claims for GLWBs, GMABs and GMIBs were immaterial for the years ended December 31, 2014 and 2013.

The following table summarizes the account balances of deferred variable annuity contracts with guarantees invested in separate accounts, as of the dates indicated:

	December 31,
(in millions)	2014	2013
Mutual funds:
Bond	$5,280	$5,685
Domestic equity	47,316	43,505
International equity	2,969	3,179

Total mutual funds	$55,565	$52,369
Money market funds	1,176	1,078

Total[1]	$56,741	$53,447

1	Excludes $31.3 billion and $30.6 billion as of December 31, 2014 and 2013, respectively, of separate account assets not related to deferred variable annuity contracts with guarantees, primarily attributable to retirement plan, variable universal life and COLI products.

The Company did not transfer any assets from the general account to the separate account to cover guarantees for any of its variable annuity contracts during the years ended December 31, 2014 and 2013.

Universal and Variable Universal Life Insurance Contracts

The Company offers certain universal life and variable universal life insurance products with no-lapse guarantees. These no-lapse guarantees provide that a policy will not lapse so long as the policyholder makes minimum premium payments. The reserve balances on these guarantees were $401 million and $325 million as of December 31, 2014 and 2013, respectively. Paid claims on contracts maintained in force by these guarantees were immaterial for the years ended December 31, 2014 and 2013.

The following table summarizes information regarding universal and variable universal life insurance contracts with no-lapse guarantees invested in general and separate accounts, as of the dates indicated:

(in millions)	General account value	Separate account value	Adjusted insurance in force[1]	Average age[2]
December 31, 2014	$1,954	$2,191	$41,484	51
December 31, 2013[3]	$1,522	$2,235	$36,956	51

1	The adjusted insurance in force is calculated on a policy-level basis and equals the respective guaranteed death benefit less the account value.
2	Represents the weighted average attained age of contractholders.
3	Amounts above are based on all policies with no-lapse guarantees. Previously, only those policies with a no-lapse guarantee carrying a reserve were included in the disclosure.

18

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(5)	Deferred Policy Acquisition Costs

The following table summarizes changes in the DAC balance, as of the dates indicated:

	December 31,
(in millions)	2014	2013	2012
Balance at beginning of year	$3,778	$3,249	$3,487
Capitalization of DAC	685	604	470
Amortization of DAC, excluding unlocks	(397)	(373)	(525)
Amortization of DAC related to unlocks	190	(1)	(50)
Adjustments to DAC related to unrealized gains and losses on available- for-sale securities	(193)	299	(133)

Balance at end of year	$4,063	$3,778	$3,249

During 2014, the Company recognized a decrease in DAC amortization of $190 million as a result of the annual comprehensive review of model assumptions and enhancements. The updated assumptions were primarily related to the actual performance of the block of business since the prior year review and the expectations for lapses, partially offset by an update to the Company’s long-term assumptions for separate account investment performance.

During 2013, the net change in DAC amortization as a result of the annual comprehensive review of model assumptions was immaterial.

During 2012, the Company incurred additional DAC amortization of $50 million as a result of the annual comprehensive review of model assumptions, as well as a deviation from equity market performance as compared to assumed net separate account returns. The updated assumptions were primarily related to actual gross profits and the in force block of business deviating from expectations, renewal premiums, general account margins and lapses.

19

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(6)	Investments

Available-for-Sale Securities

The following table summarizes the amortized cost, unrealized gains and losses and fair value of available-for-sale securities, as of the dates indicated:

(in millions)	Amortized cost	Unrealized gains	Unrealized losses	Fair value
December 31, 2014
Fixed maturity securities:
U.S. government and agencies	$448	$79	$—	$527
Obligations of states, political subdivisions and foreign governments	1,966	320	1	2,285
Corporate public securities	19,851	1,519	120	21,250
Corporate private securities	4,398	286	34	4,650
Residential mortgage-backed securities	3,694	190	45	3,839
Commercial mortgage-backed securities	1,431	74	3	1,502
Other asset-backed securities	1,410	27	72	1,365

Total fixed maturity securities	$33,198	$2,495	$275	$35,418
Equity securities	6	15	—	21

Total available-for-sale securities	$33,204	$2,510	$275	$35,439

December 31, 2013
Fixed maturity securities:
U.S. government and agencies	$484	$79	$2	$561
Obligations of states, political subdivisions and foreign governments	1,892	111	40	1,963
Corporate public securities	18,004	1,076	295	18,785
Corporate private securities	4,374	258	38	4,594
Residential mortgage-backed securities	3,919	163	79	4,003
Commercial mortgage-backed securities	1,439	86	21	1,504
Other asset-backed securities	890	26	77	839

Total fixed maturity securities	$31,002	$1,799	$552	$32,249
Equity securities	6	18	—	24

Total available-for-sale securities	$31,008	$1,817	$552	$32,273

The fair value of the Company’s investments may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads. The Company has the ability and intent to hold equity securities until recovery. The Company does not have the intent to sell, nor is it more likely than not it will be required to sell, debt securities in an unrealized loss position.

20

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes the amortized cost and fair value of fixed maturity securities, by contractual maturity, as of December 31, 2014. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

(in millions)	Amortized cost	Fair value
Fixed maturity securities:
Due in one year or less	$1,018	$1,037
Due after one year through five years	9,196	9,898
Due after five years through ten years	8,267	8,617
Due after ten years	8,182	9,160

Subtotal	$26,663	$28,712
Residential mortgage-backed securities	3,694	3,839
Commercial mortgage-backed securities	1,431	1,502
Other asset-backed securities	1,410	1,365

Total fixed maturity securities	$33,198	$35,418

The following table summarizes components of net unrealized gains and losses, as of the dates indicated:

	December 31,
(in millions)	2014	2013
Net unrealized gains on available-for-sale securities, before adjustments, taxes and fair value hedging	$2,235	$1,265

Net unrealized gains on available-for-sale securities, before adjustments and taxes[1]	$2,235	$1,265
Adjustment to DAC and other expense	(372)	(176)
Adjustment to future policy benefits and claims	(159)	(89)
Adjustment to policyholder dividend obligation	(120)	(85)
Deferred federal income tax expense	(548)	(314)

Net unrealized gains on available-for-sale securities	$1,036	$601

1	Includes net unrealized losses of $9 million and $40 million as of December 31, 2014 and 2013, respectively, related to the non-credit portion of other-than-temporarily impaired securities.

The following table summarizes the change in net unrealized gains and losses reported in accumulated other comprehensive income, for the years ended:

	December 31,
(in millions)	2014	2013
Balance at beginning of year	$601	$1,264
Unrealized gains and losses arising during the year:
Net unrealized gains (losses) on available-for-sale securities before adjustments	939	(1,657)
Non-credit impairments and subsequent changes in fair value of impaired debt securities	31	8
Net adjustment to DAC and other expense	(196)	306
Net adjustment to future policy benefits and claims	(70)	206
Net adjustment to policyholder dividend obligations	(35)	92
Related federal income tax (expense) benefit	(234)	366

Unrealized gains (losses) on available-for-sale securities	$435	$(679)
Reclassification adjustment for net losses realized on available-for-sale securities, net of tax benefit ($0 and $8 as of December 31, 2014 and 2013, respectively)	—	(16)

Net unrealized gains (losses) on available-for-sale securities	$435	$(663)

Balance at end of year	$1,036	$601

21

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes, by asset class, available-for-sale securities, in an unrealized loss position based on the amount of time each type of security has been in an unrealized loss position, as well as the related fair value, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Unrealized losses[1]
December 31, 2014
Fixed maturity securities:
Corporate public securities	$1,642	$63	$1,578	$57	$120
Residential mortgage-backed securities	268	2	487	43	45
Other asset-backed securities	662	5	493	67	72
Other	589	27	457	11	38

Total[2]	$3,161	$97	$3,015	$178	$275

December 31, 2013
Fixed maturity securities:
Corporate public securities	$4,889	$256	$442	$39	$295
Residential mortgage-backed securities	725	16	604	63	79
Other asset-backed securities	507	6	144	71	77
Other	1,838	85	222	16	101

Total[2]	$7,959	$363	$1,412	$189	$552

1	As of December 31, 2014 and 2013, there were $66 million and $82 million, respectively, of unrealized losses related to available-for-sale securities with a fair value to amortized cost ratio of less than 80%.
2	Represents 541 and 816 available-for-sale securities in an unrealized loss position as of December 31, 2014 and 2013, respectively.

Residential mortgage-backed securities are assessed for impairment using default estimates based on loan level data, where available. Where loan level data is not available, a proxy based on collateral characteristics is used. The impairment assessment considers loss severity as a function of multiple factors, including unpaid balance, interest rate, mortgage insurance ratios, assessed property value at origination, change in property value, loan-to-value (“LTV”) ratio at origination and prepayment speeds. Cash flows generated by the collateral are then utilized, along with consideration for the instrument’s position in the overall structure, to determine cash flows associated with the security.

Certain other asset-backed securities are assessed for impairment using expected cash flows based on various inputs, including default estimates based on the underlying corporate securities, historical and forecasted loss severities or other market inputs when recovery estimates are not feasible. When the collateral is regional bank and insurance company trust preferred securities, default estimates used to estimate cash flows are based on U.S. Bank Rating service data and broker research.

The Company believes the unrealized losses on these available-for-sale securities represent temporary fluctuations in economic factors that are not indicative of other-than-temporary impairment.

22

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, as of the dates indicated:

	December 31,
(in millions)	2014	2013
Amortized cost:
Loans with non-specific reserves	$7,279	$6,350
Loans with specific reserves	17	26

Total amortized cost	$7,296	$6,376
Valuation allowance:
Non-specific reserves	$21	$29
Specific reserves	5	6

Total valuation allowance	$26	$35

Mortgage loans, net of allowance	$7,270	$6,341

The following table summarizes activity in the valuation allowance for mortgage loans, for the years ended:

	December 31,
(in millions)	2014	2013	2012
Balance at beginning of year	$35	$44	$60
Current period provision[1]	(8)	(4)	2
Recoveries[2]	(1)	(5)	(15)
Charge offs and other	—	—	(3)

Balance at end of year	$26	$35	$44

1	Includes specific reserve provisions and all changes in non-specific reserves.
2	Includes recoveries on sales and increases in the valuation of loans with specific reserves.

As of December 31, 2014 and 2013, the carrying values of commercial mortgage loans specifically reserved were $12 million and $20 million, respectively, which is net of $5 million and $6 million, respectively, in specific reserves.

Interest income recognized on impaired commercial mortgage loans was $1 million and $3 million for the years ended December 31, 2014 and 2013, respectively. The average recorded investment was $16 million and $30 million for the years ended December 31, 2014 and 2013, respectively.

As of December 31, 2014 and 2013, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio. The Company had no mortgage loans 90 days or more past due and still accruing interest.

Management evaluates the credit quality of individual mortgage loans and the portfolio as a whole through a number of loan quality measurements, including, but not limited to, LTV and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. This process identifies mortgage loans representing the lowest risk profile and lowest potential for loss and those representing the highest risk profile and highest potential for loss. These factors are updated and evaluated at least annually.

23

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes the LTV ratio and DSC ratios of the mortgage loan portfolio, as of the dates indicated:

	LTV ratio				DSC ratio
(in millions)	Less than 80%	80% - less than 90%	90% or greater	Total	Greater than 1.10	1.00- 1.10	Less than 1.00	Total
December 31, 2014
Apartment	$2,156	$111	$17	$2,284	$2,252	$26	$6	$2,284
Industrial	1,131	34	35	1,200	1,048	89	63	1,200
Office	1,004	16	20	1,040	990	4	46	1,040
Retail	2,506	64	11	2,581	2,421	128	32	2,581
Other	191	—	—	191	191	—	—	191

Total[1]	$6,988	$225	$83	$7,296	$6,902	$247	$147	$7,296

December 31, 2013
Apartment	$1,788	$52	$30	$1,870	$1,857	$6	$7	$1,870
Industrial	951	52	86	1,089	893	122	74	1,089
Office	837	30	38	905	800	43	62	905
Retail	2,236	41	21	2,298	2,214	61	23	2,298
Other	213	—	1	214	214	—	—	214

Total[2]	$6,025	$175	$176	$6,376	$5,978	$232	$166	$6,376

1	As of December 31, 2014, the weighted average DSC ratios for the respective LTV ratio ranges above were 1.97, 1.27 and 0.90, with a total weighted average DSC ratio of 1.93. As of December 31, 2014, the weighted average LTV ratios for the respective DSC ratio ranges above were 60%, 59% and 90%, with a total weighted average LTV ratio of 60%.
2	As of December 31, 2013, the weighted average DSC ratios for the respective LTV ratio ranges above were 1.77, 1.22 and 1.00, with a total weighted average DSC ratio of 1.74. As of December 31, 2013, the weighted average LTV ratios for the respective DSC ratio ranges above were 60%, 61% and 91%, with a total weighted average LTV ratio of 61%.

While these loan quality measurements contribute to management’s assessment of relative credit risk in the mortgage loan portfolio for the dates indicated, based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible.

Available-For-Sale Securities on Deposit, Held in Trust and Pledged as Collateral

Available-for-sale securities with a carrying value of $8 million were on deposit with various regulatory agencies as required by law as of December 31, 2014 and 2013. Additionally, available-for-sale securities with a carrying value of $683 million and $849 million were pledged as collateral to secure recoveries under reinsurance contracts and other funding agreements as of December 31, 2014 and 2013, respectively. These securities are primarily included in fixed maturity securities in the consolidated balance sheets.

Tax Credit Funds

The Company has sold $1.3 billion and $1.2 billion in Tax Credit Funds to unrelated third parties as of December 31, 2014 and 2013, respectively. The Company has guaranteed after-tax benefits to the third party investors through periods ending in 2029. The Company held immaterial reserves on these transactions as of December 31, 2014 and 2013. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $744 million, but the Company does not anticipate making any material payments related to the guarantees. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments and (3) the Company oversees the asset management of the deals.

24

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Consolidated VIEs

The Company has relationships with VIEs where the Company is the primary beneficiary. These consolidated VIEs are primarily made up of Tax Credit Funds with guarantees to limited partners. Net assets (controlling and noncontrolling interests) of all consolidated VIEs totaled $640 million and $680 million as of December 31, 2014 and 2013, respectively, and are included within the balance sheet primarily as other investments of $580 million, other assets of $109 million and other liabilities of $75 million as of December 31, 2014, other investments of $554 million, other assets of $182 million and other liabilities of $82 million as of December 31, 2013. The Company’s general credit is not exposed to the creditors or beneficial interest holders of these consolidated VIEs.

Unconsolidated VIEs

In addition to the consolidated VIEs, the Company holds investments in VIEs where the Company is not the primary beneficiary, which are primarily investments in Tax Credit Funds without guarantees to limited partners. The carrying value of these investments was $113 million and $104 million as of December 31, 2014 and 2013, respectively. In addition, the Company has made commitments for further investments in these VIEs of $17 million and $29 million as of December 31, 2014 and 2013, respectively.

Net Investment Income

The following table summarizes net investment income, by investment type, for the years ended:

	December 31,
(in millions)	2014	2013	2012
Fixed maturity securities, available-for-sale	$1,575	$1,565	$1,506
Mortgage loans	362	348	366
Policy loans	51	52	53
Other	(29)	(57)	(45)

Gross investment income	$1,959	$1,908	$1,880
Investment expenses	59	59	55

Net investment income	$1,900	$1,849	$1,825

Net Realized Investment Gains and Losses, Including Other-Than-Temporary Impairments

The following table summarizes net realized investment gains and losses, including other-than-temporary impairments, by source, for the years ended:

	December 31,
(in millions)	2014	2013	2012
Net realized derivative (losses) gains	$(1,087)	$705	$314
Realized gains on sales	31	32	48
Realized losses on sales	(19)	(54)	(23)
Other	2	—	12

Net realized investment (losses) gains before other-than-temporary impairments on fixed maturity securities	$(1,073)	$683	$351
Other-than-temporary impairments on fixed maturity securities[1]	(5)	(5)	(32)

Net realized investment (losses) gains, including other-than-temporary impairments	$(1,078)	$678	$319

1	Other-than-temporary impairments on fixed maturity securities are net $1 million, $6 million and $36 million of non-credit losses included in other comprehensive income for the years ended December 31, 2014, 2013 and 2012, respectively.

Proceeds from the sale of available-for-sale securities were $0.6 billion, $1.1 billion and $0.8 billion during the years ended December 31, 2014, 2013 and 2012, respectively. Gross gains of $17 million, $31 million and $47 million and gross losses of $10 million, $50 million and $20 million were realized on sales of available-for-sale securities during the years ended December 31, 2014, 2013 and 2012, respectively.

25

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes the cumulative credit losses, for the years ended:

(in millions)	December 31,
	2014	2013	2012
Cumulative credit losses at beginning of year[1]	$(272)	$(289)	$(328)
New credit losses	(2)	(3)	(18)
Incremental credit losses	(4)	(3)	(10)
Losses related to securities included in the beginning balance sold or paid down during the period	24	23	67

Cumulative credit losses at end of year[1]	$(254)	$(272)	$(289)

1	Cumulative credit losses are defined as amounts related to the Company’s credit portion of the other-than-temporary impairment losses on debt securities that the Company does not intend to sell and that it is not more likely than not the Company will be required to sell prior to recovery of the amortized cost basis.

(7)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. The Company uses interest rate contracts, primarily interest rate swaps, to reduce or alter interest rate exposure arising from mismatches between assets and liabilities. In the case of interest rate swaps, the Company enters into a contractual agreement with a counterparty to exchange, at specified intervals, the difference between fixed and variable rates of interest, calculated on a reference notional amount.

Interest rate swaps are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate swaps are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa. The Company also enters into interest rate swap transactions, which are structured to provide an offset against the negative impact of higher interest rates on the Company’s capital position.

Equity market and interest rate risk management. The Company has a variety of variable annuity products with guaranteed benefit features. These products and related obligations expose the Company to various market risks, primarily equity and interest rate risks. Adverse changes in the equity markets or interest rate movements expose the Company to significant volatility. To mitigate these risks and hedge the guaranteed benefit obligations, the Company enters into a variety of derivatives including interest rate swaps, equity index futures, options and total return swaps.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument generally offsets the changes in the functional-currency equivalent cash flows of the hedged item. To mitigate this risk, the Company uses cross-currency swaps and futures, which are primarily included in other derivative contracts in the following tables.

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. In addition, the impact the Company’s exposure to credit risk could have on the effectiveness of the Company’s hedging relationships is considered. As of December 31, 2014 and 2013, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

26

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes the fair value and related notional amounts of derivative instruments, as of the dates indicated:

	Derivative assets		Derivative liabilities
(in millions)	Fair value	Notional	Fair value	Notional
December 31, 2014
Derivatives designated and qualifying as hedging instruments	$29	$381	$9	$176
Derivatives not designated as hedging instruments:
Interest rate contracts	$2,602	$32,829	$2,611	$32,756
Equity contracts	411	5,990	—	—
Total return swaps	—	—	41	2,808
Other derivative contracts	—	—	3	2

Total derivative instruments[1]	$3,042	$39,200	$2,664	$35,742
Accrued interest on derivative assets and liabilities	243		244

Total derivative positions	$3,285		$2,908

December 31, 2013
Derivatives designated and qualifying as hedging instruments	$1	$6	$26	$345
Derivatives not designated as hedging instruments:
Interest rate contracts	$1,787	$26,156	$2,100	$29,715
Equity contracts	343	6,556	—	—
Total return swaps	6	1,101	52	1,183
Other derivative contracts	—	—	5	2

Total derivative instruments[1]	$2,137	$33,819	$2,183	$31,245
Accrued interest on derivative assets and liabilities	196		227

Total derivative positions	$2,333		$2,410

1	Derivative assets and liabilities are included in other assets and other liabilities, respectively, in the consolidated balance sheets.

Of the $3.3 billion and $2.3 billion of fair value of total derivative assets at December 31, 2014 and 2013, $2.6 billion and $1.7 billion, respectively, are subject to master netting agreements. The Company received $535 million and $382 million of cash collateral and held $64 million and $29 million, respectively, of securities as off-balance sheet collateral, resulting in an immaterial uncollateralized position as of December 31, 2014 and 2013. Of the $2.9 billion and $2.4 billion of fair value of total derivative liabilities at December 31, 2014 and 2013, $2.6 billion and $1.7 billion, respectively, are subject to master netting agreements. The Company posted $330 million and $435 million of cash collateral and pledged securities with a fair value of $174 million and $173 million, respectively, resulting in an immaterial uncollateralized position as of December 31, 2014 and 2013.

27

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes gains and losses for derivative instruments recognized in net realized investment gains and losses in the consolidated statements of operations, for the years ended:

	December 31,
(in millions)	2014	2013	2012
Derivatives designated and qualifying as hedging instruments	$—	$(1)	$(1)
Derivatives not designated as hedging instruments:
Interest rate contracts	$142	$(209)	$(125)
Equity contracts	(79)	(776)	(665)
Total return swaps	(195)	(321)	(343)
Other derivative contracts	4	(9)	(1)
Net interest settlements	20	14	53

Total derivative losses[1]	$(108)	$(1,302)	$(1,082)

Change in embedded derivatives on guaranteed benefit annuity programs[2]	(1,271)	1,751	1,185
Other revenue on guaranteed benefit annuity programs	292	256	211

Change in embedded derivative liabilities and related fees	$(979)	$2,007	$1,396

Net realized derivative (losses) gains	$(1,087)	$705	$314

1	Included in total derivative losses are economic hedging gains (losses) of $941 million, $(1.8) billion and $(827) million related to the guaranteed benefit annuity programs for the years ended December 31, 2014, 2013 and 2012, respectively. Also included are economic hedging (losses) gains of $(1.0) billion, $645 million and $(129) million, respectively, related to the program that protects against the negative impact of higher interest rates on the Company’s statutory surplus position.
2	For the individual variable annuity business, the annual comprehensive review of model assumptions included a favorable impact for the years ended December 31, 2014 and 2013, primarily due to model enhancements and updated assumptions for discounting and benefit utilization, partially offset by mortality and lapse rates.

28

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(8)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value on a recurring basis as of December 31, 2014:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities, available-for-sale:
U.S. government and agencies	$523	$1	$3	$527
Obligations of states, political subdivisions and foreign governments	66	2,219	—	2,285
Corporate public securities	—	21,158	92	21,250
Corporate private securities	—	3,659	991	4,650
Residential mortgage-backed securities	1,034	2,796	9	3,839
Commercial mortgage-backed securities	—	1,499	3	1,502
Other asset-backed securities	—	1,196	169	1,365

Total fixed maturity securities, available-for-sale, at fair value	$1,623	$32,528	$1,267	$35,418
Other investments at fair value[1]	42	899	36	977

Investments at fair value	$1,665	$33,427	$1,303	$36,395

Derivative instruments - assets	—	2,631	411	3,042
Separate account assets	84,583	1,387	2,106	88,076

Assets at fair value	$86,248	$37,445	$3,820	$127,513

Liabilities
Future policy benefits and claims:
Embedded derivatives on living benefits	$—	$—	$(177)	$(177)
Embedded derivatives on indexed products	—	—	(84)	(84)

Total future policy benefits and claims	$—	$—	$(261)	$(261)
Derivative instruments - liabilities	—	(2,661)	(3)	(2,664)

Liabilities at fair value	$—	$(2,661)	$(264)	$(2,925)

1	Other investments at fair value includes $21 million of trading securities as of December 31, 2014.

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2014:

(in millions)	Fixed maturity securities[2]	Other investments	Derivative assets[3]	Separate account assets	Total assets at fair value	Liabilities at fair value[3]
Balance as of December 31, 2013	$1,088	$45	$343	$2,083	$3,559	$1,005
Net gains (losses)
In operations[1]	(5)	6	40	23	64	(1,269)
In other comprehensive income	21	1	—	—	22	—
Purchases	121	—	46	—	167	—
Sales	(241)	(16)	(18)	—	(275)	—
Transfers into Level 3	400	—	—	—	400	—
Transfers out of Level 3	(117)	—	—	—	(117)	—

Balance as of December 31, 2014	$1,267	$36	$411	$2,106	$3,820	$(264)

1	Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets are attributable to contractholders and therefore are not included in the Company’s earnings. The change in unrealized (losses) gains included in operations on assets and liabilities still held at the end of the year was $(1.3) billion for future policy benefits and claims, $154 million for derivative assets, and $6 million for other investments at fair value.
2	Non-binding broker quotes were utilized to determine a fair value of $1.1 billion of total fixed maturity securities as of December 31, 2014.
3	Non-binding broker quotes were utilized to determine a fair value of all Level 3 derivative assets and liabilities.

29

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Transfers into and out of Level 3 during the year ended December 31, 2014 are primarily due to certain corporate private securities, which changed pricing sources between broker quotes and independent pricing services. There were no material transfers between Levels 1 and 2 during the year ended December 31, 2014.

As discussed in Note 2, the valuation of embedded derivatives in living benefit guarantees and equity indexed products incorporates many inputs. Significant unobservable inputs for living benefit guarantees include discounting, index volatility, mortality, lapse rates, wait period and benefit utilization, while significant unobservable inputs for equity indexed products include mortality, lapse rates and index volatility. For both products, the Company derives these inputs, which vary widely by product, attained age, policy duration, benefits in the money (living benefit guarantees only) and the existence of surrender charges, from current experience and industry data. The fair value for these benefits is calculated using the mean of discounted cash flows across numerous random scenarios, an approach that is commonly used by the insurance industry for this type of valuation. This process considers a broader range of assumptions than what would be found in a deterministic approach.

Living Benefit Guarantees

The following table summarizes significant unobservable inputs used for fair value measurements for living benefits liabilities classified as Level 3 as of December 31, 2014:

Unobservable Inputs	Range
Mortality	0.1% - 8%²
Lapse	0% - 35%
Wait period	0 yrs - 30 yrs³
Efficiency of benefit utilization[1]	65% -100%
Discount rate	See footnote 4
Index volatility	15% - 25%

1	The unobservable input is not applicable to GMABs.
2	Represents the mortality for the majority of business with living benefits, with policyholders ranging from 45 to 85.
3	A portion of the contractholders could never use the benefit, which would extend the range to an indeterminate period.
4	Incorporates the liquidity and non-performance risk adjustment. The liquidity spread takes into consideration market observables for spreads in illiquid assets. The non-performance risk adjustment reflects an additional spread over LIBOR determined by market observables for similarly rated public bonds.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the living benefits liability:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, benefit in-the-moneyness, tax status (i.e. qualified or non-qualified), interest rate levels and applicable surrender charges. All else being equal, policies that are in-the-money will have lower lapse rates than policies that are out-of-the-money, and policies that have a surrender charge present will have lower lapse rates than policies without a surrender charge.

The assumed wait period and the efficiency of utilization determine the timing and amount of living benefits withdrawals. These assumptions vary by the product type, age of the policyholder and policy duration. Many products have a bonus feature which enhances the guarantee on every policy anniversary for the first ten years so long as withdrawals have not commenced. All else being equal, policies commencing withdrawals at a time around the year ten bonus will have higher liability values than policies commencing withdrawals 20 years after issue or policies commencing withdrawals only one year after issue. In addition, policies that are assumed to withdraw the maximum permitted amount will have a higher liability value than a policy that is assumed to withdraw less than the maximum allowed amount.

A higher discount rate tends to decrease the value of the liability and a lower discount rate tends to increase the value of the liability.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

30

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Equity Indexed Products

The following table summarizes significant unobservable inputs used for fair value measurements for indexed universal life equity indexed products classified as Level 3 as of December 31, 2014:

Unobservable Inputs	Range
Mortality	0% - 4%¹
Lapse	0% - 10%
Index volatility	15% - 25%

1	Represents the mortality for the majority of business, with policyholders ranging from 0 to 75.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the equity indexed products:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, and applicable surrender charges. All else being equal, policies with a surrender charge present will have lower lapse rates than policies without a surrender charge.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

Separate Accounts

The Company’s separate account assets include an investment in a mutual fund with a non-readily determinable fair value. Net asset value has been used to estimate the fair value of this investment as a practical expedient. The investments are included in Level 3 as they may not be redeemed until the guarantee period expires in 2016. The investment strategy of this fund is to build a portfolio where the assets shall be sufficient to achieve a target portfolio value by the end of the guarantee period. The net asset value of this fund reported in separate account assets was $1.7 billion as of December 31, 2014 and 2013.

31

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes assets and liabilities held at fair value on a recurring basis as of December 31, 2013:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities, available-for-sale:
U.S. government and agencies	$557	$1	$3	$561
Obligations of states, political subdivisions and foreign governments	63	1,900	—	1,963
Corporate public securities	1	18,705	79	18,785
Corporate private securities	—	3,791	803	4,594
Residential mortgage-backed securities	791	3,203	9	4,003
Commercial mortgage-backed securities	—	1,504	—	1,504
Other asset-backed securities	—	645	194	839

Total fixed maturity securities, available-for-sale, at fair value	$1,412	$29,749	$1,088	$32,249
Other investments at fair value[1]	64	357	45	466

Investments at fair value	$1,476	$30,106	$1,133	$32,715

Derivative instruments - assets	—	1,794	343	2,137
Separate account assets	80,647	1,339	2,083	84,069

Assets at fair value	$82,123	$33,239	$3,559	$118,921

Liabilities
Future policy benefits and claims:
Embedded derivatives on living benefits	$—	$—	$1,094	$1,094
Embedded derivatives on indexed products	—	—	(84)	(84)

Total future policy benefits and claims	$—	$—	$1,010	$1,010
Derivative instruments - liabilities	—	(2,178)	(5)	(2,183)

Liabilities at fair value	$—	$(2,178)	$1,005	$(1,173)

1	Other investments at fair value includes $31 million of trading securities as of December 31, 2013.

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2013:

(in millions)	Fixed maturity securities[2]	Other investments	Derivative assets[3]	Separate account assets	Total assets at fair value	Liabilities at fair value[3]
Balance as of December 31, 2012	$1,197	$62	$822	$2,025	$4,106	$(753)
Net gains (losses)
In operations[1]	(1)	(6)	(447)	58	(396)	1,758
In other comprehensive income	1	6	—	—	7	—
Purchases	115	5	129	—	249	—
Sales	(232)	(22)	(161)	—	(415)	—
Transfers into Level 3	142	—	—	—	142	—
Transfers out of Level 3	(134)	—	—	—	(134)	—

Balance as of December 31, 2013	$1,088	$45	$343	$2,083	$3,559	$1,005

1	Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets are attributable to contractholders and therefore are not included in the Company’s earnings. The change in unrealized gains (losses) included in operations on assets and liabilities still held as of the end of the year was $1.8 billion for future policy benefits and claims, $(297) million for derivative assets and $(6) million for other investments at fair value.
2	Non-binding broker quotes were utilized to determine a fair value of $924 million of total fixed maturity securities as of December 31, 2013.
3	Non-binding broker quotes were utilized to determine a fair value of all Level 3 derivative assets and liabilities.

Transfers into and out of Level 3 during the year ended December 31, 2013 are primarily due to certain corporate private securities and other asset-backed securities, which changed pricing sources between broker quotes and independent pricing services. There were no transfers between Levels 1 and 2 during the year ended December 31, 2013.

32

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Financial Instruments Not Carried at Fair Value

The following table summarizes the carrying value and fair value of the Company’s financial instruments not carried at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below.

	December 31, 2014				December 31, 2013
(in millions)	Carrying value	Fair value	Level 2	Level 3	Carrying value	Fair value	Level 2	Level 3
Assets
Investments:
Mortgage loans, net of allowance	$7,270	$7,616	$—	$7,616	$6,341	$6,481	$—	$6,481
Policy loans	$992	$992	$—	$992	$987	$987	$—	$987
Other investments	$60	$60	$—	$60	$43	$43	$—	$43

Liabilities
Investment contracts	$23,470	$21,742	$—	$21,742	$21,874	$20,436	$—	$20,436
Short-term debt	$660	$660	$—	$660	$278	$278	$—	$278
Long-term debt	$709	$1,069	$1,060	$9	$707	$1,004	$997	$7

Mortgage loans, net of allowance. The fair values of mortgage loans are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the consolidated balance sheets approximates fair value.

Other investments. Other investments not held at fair value consist of FHLB stock. The carrying amount reported in the consolidated balance sheets approximates fair value.

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable rate contracts approximates their carrying value.

Short-term debt. The carrying amount reported in the consolidated balance sheets approximates fair value.

Long-term debt. The fair values for long-term debt are based on estimated market prices using observable inputs from similar debt instruments.

(9)	Goodwill

The following table summarizes changes in the carrying value of goodwill by segment for the years indicated:

(in millions)	Retirement Plans	Individual Products & Solutions - Life and NBSG	Total
Balance as of December 31, 2012[1]	$25	$175	$200
Adjustments	—	—	—

Balance as of December 31, 2013[1]	$25	$175	$200
Adjustments	—	—	—

Balance as of December 31, 2014[1]	$25	$175	$200

1	The goodwill balances have not been previously impaired.

33

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(10)	Closed Block

The amounts shown in the following tables for assets, liabilities, revenues and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.

The following table summarizes financial information for the closed block, as of the dates indicated:

	December 31,
(in millions)	2014	2013
Liabilities:
Future policyholder benefits	$1,669	$1,703
Policyholder funds and accumulated dividends	139	141
Policyholder dividends payable	22	23
Policyholder dividend obligation	152	113
Other policy obligations and liabilities	33	29

Total liabilities	$2,015	$2,009

Assets:
Fixed maturity securities, available-for-sale	$1,336	$1,320
Mortgage loans, net of allowance	272	257
Policy loans	149	157
Other assets	86	93

Total assets	$1,843	$1,827

Excess of reported liabilities over assets	172	182

Portion of above representing other comprehensive income:
Increase (decrease) in unrealized gain on fixed maturity securities, available-for-sale	$35	$(92)
Adjustment to policyholder dividend obligation	(35)	92

Total	$—	$—

Maximum future earnings to be recognized from assets and liabilities	$172	$182

Other comprehensive income:
Fixed maturity securities, available-for-sale:
Fair value	$1,336	$1,320
Amortized cost	1,216	1,235
Shadow policyholder dividend obligation	(120)	(85)

Net unrealized appreciation	$—	$—

34

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes closed block operations for the years ended:

	December 31,
(in millions)	2014	2013	2012
Revenues:
Premiums	$61	$66	$73
Net investment income	93	94	98
Realized investment gains	1	—	1
Realized losses credited to policyholder benefit obligation	(5)	(4)	(5)

Total revenues	$150	$156	$167

Benefits and expenses:
Policy and contract benefits	$124	$123	$134
Change in future policyholder benefits and interest credited to policyholder accounts	(34)	(29)	(27)
Policyholder dividends	43	44	50
Change in policyholder dividend obligation	(1)	3	(8)
Other expenses	2	(2)	1

Total benefits and expenses	$134	$139	$150

Total revenues, net of benefits and expenses, before federal income tax expense	$16	$17	$17
Federal income tax expense	6	6	6

Revenues, net of benefits and expenses and federal income tax expense	$10	$11	$11

Maximum future earnings from assets and liabilities:
Beginning of period	$182	$193	$204
Change during period	(10)	(11)	(11)

End of period	$172	$182	$193

Cumulative closed block earnings from inception through December 31, 2014, 2013 and 2012 were higher than expected as determined in the actuarial calculation. Therefore, policyholder dividend obligations (excluding the adjustment for unrealized gains on available-for-sale securities) were $32 million, $28 million and $21 million as of December 31, 2014, 2013 and 2012, respectively.

35

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(11)	Short-Term Debt

The Company classifies debt as short-term if the maturity date at inception is less than one year.

The following table summarizes the carrying value of short-term debt and weighted average annual interest rates, as of the dates indicated:

	December 31,
(in millions)	2014	2013
$600 million commercial paper program (0.20% and 0.24%, respectively)	$264	$278
$400 million revolving variable rate line of credit (1.57% and 0.00%, respectively)	396	—

Total short-term debt	$660	$278

In November 2014, the Company entered into a $400 million unsecured revolving promissory note and line of credit agreement with its parent company, NFS. Outstanding principal balances of the line of credit bear interest at the rate of six-month London Interbank Offered Rate (“LIBOR”) plus 1.25%. Interest is due and payable as of the last day of each interest period, as defined in the agreement, while there are outstanding principal balances. Under the terms of the agreement, the Company may borrow, repay and re-borrow advances under the line of credit at any time prior to the termination of the note, which, among other conditions, is November 2015, subject to automatic renewal for additional one year periods unless either party terminates the agreement. In February 2015, the Company repaid $200 million of the outstanding balance.

In March 2014, the Company renewed an agreement to extend its ability to borrow with the FHLB. This extension, which expires on March 27, 2015, allows the Company access to borrow up to $250 million, which would be collateralized by pledged securities. The Company had $8.5 billion and $4.3 billion in eligible collateral and no amounts outstanding under the agreement as of December 31, 2014 and 2013, respectively. Additionally, as part of the agreement, NLIC purchased $25 million in capital stock with the FHLB.

NMIC, NFS, and NLIC have a $600 million revolving variable rate credit facility that matures on May 6, 2015. NLIC had no amounts outstanding under the facility as of December 31, 2014 and 2013.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. The Company had no amounts outstanding under this agreement as of December 31, 2014 and 2013.

The terms of each debt instrument contain various restrictive covenants, including, but not limited to, minimum statutory surplus and minimum net worth requirements, and maximum debt to statutory surplus leverage ratio requirements, as defined in the agreements. The Company was in compliance with all covenants as of December 31, 2014 and 2013.

The amount of interest paid on short-term debt was immaterial in 2014, 2013 and 2012.

(12)	Long-Term Debt

The following table summarizes the carrying value of long-term debt, as of the dates indicated:

	December 31,
(in millions)	2014	2013
8.15% surplus note, due June 26, 2032, payable to NFS	$300	$300
7.50% surplus note, due December 17, 2031, payable to NFS	300	300
6.75% surplus note, due December 23, 2033, payable to NFS	100	100
Other	9	7

Total long-term debt	$709	$707

On December 31, 2010, Olentangy Reinsurance, LLC (“Olentangy”), a special purpose financial captive insurance company subsidiary of NLAIC domiciled in the State of Vermont, issued a variable funding surplus note due on December 31, 2040 to Nationwide Corporation, a majority-owned subsidiary of NMIC. In June 2013, the Company paid the outstanding balance of the surplus note. The Company made interest payments on the surplus note totaling $5 million during 2013 prior to the repayment of the outstanding balance. Payments of interest and principal under the notes require the prior approval of the State of Vermont.

The Company made interest payments to NFS on surplus notes totaling $54 million for the years ended December 31, 2014, 2013 and 2012. Payments of interest and principal under the notes require the prior approval of the ODI.

36

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(13)	Federal Income Taxes

The following table summarizes the components of federal income tax (benefit) expense for the years ended:

	December 31,
(in millions)	2014	2013	2012
Current tax expense (benefit)	$5	$(33)	$(144)
Deferred tax (benefit) expense	(152)	346	243

Total tax (benefit) expense	$(147)	$313	$99

The following table summarizes how the total federal income tax (benefit) expense differs from the amount computed by applying the U.S. federal income tax rate to net (loss) income for the years ended:

	December 31,
	2014		2013		2012
(in millions)	Amount	%	Amount	%	Amount	%
Rate reconciliation:
Computed (expected tax (benefit) expense)	$(46)	35%	$469	35%	$245	35%
Dividends received deduction	(87)	66%	(112)	(8)%	(75)	(11)%
Tax credits	(53)	41%	(82)	(6)%	(85)	(12)%
Other, net	39	(30)%	38	2%	14	2%

Total	$(147)	112%	$313	23%	$99	14%

The Company’s current federal income tax liability was $18 million and $13 million as of December 31, 2014 and 2013, respectively.

The Company made immaterial payments for the year ended December 31, 2014 and received refunds of $107 million and $95 million for the years ended 2013 and 2012, respectively.

During 2014 and 2013, the Company recorded a tax expense (benefit) of $16 million and $(13) million, respectively. These changes in estimates were primarily driven by differences in the Company’s separate account dividends received deduction (“DRD”) between the previous year’s estimate and the amount reported on the previous year’s tax return. No material changes in estimated income tax expense were recorded in 2012.

As of December 31, 2014, the Company had gross federal net operating loss carryforwards of $332 million, which expire in 2028. In addition, the Company had $147 million in low-income-housing credit carryforwards, which expire between 2024 and 2034, and $155 million in alternative minimum tax credit carryforwards, which have an unlimited carryforward. In addition, the Company had $53 million in foreign tax credit carryforwards which expire between 2019 and 2024. The Company expects to fully utilize all carryforwards.

37

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes the tax effects of temporary differences that gave rise to significant components of the net deferred tax liability included in other liabilities in the consolidated balance sheets, as of the dates indicated:

	December 31,
(in millions)	2014	2013
Deferred tax assets
Future policy benefits and claims	$1,274	$1,244
Tax credit carryforwards	355	352
Other	840	845

Gross deferred tax assets	$2,469	$2,441
Valuation allowance	(17)	(17)

Net deferred tax assets	$2,452	$2,424

Deferred tax liabilities
Deferred policy acquisition costs	$(1,113)	$(1,048)
Available-for-sale securities	(1,201)	(821)
Derivatives, including embedded derivatives	(267)	(600)
Other	(269)	(255)

Gross deferred tax liabilities	$(2,850)	$(2,724)

Net deferred tax liability	$(398)	$(300)

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize the deferred tax assets for which the Company has not established valuation allowances.

The following table is a rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties:

(in millions)	2014	2013	2012
Balance at beginning of period	$36	$36	$76
Additions for current year tax positions	3	2	(2)
Additions for prior years tax positions	—	—	25
Reductions for prior years tax positions	(1)	(2)	(63)

Balance at end of period	$38	$36	$36

The Company believes it is reasonably possible that the 2006 to 2010 IRS audit for the NLIC’s consolidated tax returns will be effectively settled within the next 12 months and as a result the liability for unrecognized tax benefits could decrease $15 million.

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. The Company is no longer subject to U.S. federal, state or local income tax examinations by tax authorities through the 2005 tax year. In 2013, the IRS commenced an examination of the Company’s U.S. income tax returns for the years 2009 through 2010. Any adjustments that may result from IRS examination of tax returns are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.

38

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(14)	Statutory Financial Information

Statutory Results

The Company’s life insurance subsidiaries prepare their statutory financial statements in conformity with the statutory accounting practices prescribed and permitted by insurance regulatory authorities, subject to any deviations prescribed or permitted by the applicable state departments of insurance. Olentangy was granted a permitted practice from the State of Vermont that changed NLAIC’s valuation of this subsidiary by $66 million as of December 31, 2014 and 2013, which also allowed NLIC to admit additional deferred tax assets of $10 million as of December 31, 2014 and 2013. Statutory accounting practices focus on insurer solvency and differ materially from GAAP primarily due to charging policy acquisition and other costs to expense as incurred, establishing future policy benefits and claims reserves based on different actuarial assumptions, excluding certain assets from statutory admitted assets and valuing investments and establishing deferred taxes on a different basis.

The following table summarizes the statutory net income (loss) and statutory capital and surplus for the Company’s primary life insurance subsidiaries for the years ended:

	December 31,
(in millions)	2014	2013	2012
Statutory net income (loss)
NLIC	$341	$262	$764
NLAIC	$(122)	$(103)	$(54)

Statutory capital and surplus
NLIC	$4,408	$3,550	$3,837
NLAIC	$691	$534	$311

Dividend Restrictions

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state. The State of Ohio insurance laws require Ohio-domiciled life insurance companies to seek prior regulatory approval to pay a dividend or distribute cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer for the prior year. During the years ended December 31, 2014 and 2013, NLIC did not pay any dividends to NFS. During the year ended December 31, 2012, NLIC paid a cash dividend of $40 million to NFS. As of January 1, 2015, NLIC has the ability to pay dividends to NFS totaling $441 million without obtaining prior approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus. Earned capital and surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder capital and surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

The Company currently does not expect such regulatory requirements to impair the ability to pay operating expenses and dividends in the future.

Regulatory Risk-Based Capital

The National Association of Insurance Commissioners’ (“NAIC”) Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. NLIC, NLAIC and Olentangy each exceeded the minimum RBC requirements for all periods presented.

39

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(15)	Related Party Transactions

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, employee benefit plans, office space cost sharing arrangements, and agreements related to reinsurance, cost sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed. For the years ended December 31, 2014, 2013 and 2012, the Company made payments to NMIC and NSC totaling $275 million, $277 million and $283 million, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.3 billion as of December 31, 2014 and 2013. Total revenues from these contracts were $131 million, $137 million and $140 million for the years ended December 31, 2014, 2013 and 2012, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $109 million for the years ended December 31, 2014 and 2013, and $113 million for the year ended December 31, 2012. The terms of these contracts are materially consistent with what the Company offers to unaffiliated parties.

The Company has a cost sharing arrangement with NMIC to occupy office space. The Company made payments to NMIC of $16 million for the years ended December 31, 2014 and 2013, and $15 million for the year ended December 31, 2012. In addition, an affiliate of NMIC has a cost sharing arrangement with the Company to occupy office space.

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC for the years ended December 31, 2014, 2013 and 2012 were $208 million, $179 million and $161 million, respectively, while benefits, claims and expenses ceded during these years were $217 million, $178 million and $167 million, respectively.

Funds of Nationwide Funds Group (“NFG”), an affiliate, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2014 and 2013, customer allocations to NFG funds totaled $58.1 billion and $53.2 billion, respectively. For the years ended December 31, 2014, 2013 and 2012, NFG paid the Company $185 million, $163 million and $144 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $636 million and $228 million as of December 31, 2014 and 2013, respectively.

Refer to Note 12 for discussion of variable funding surplus note between Olentangy Reinsurance, LLC and Nationwide Corporation.

Nationwide Bank has a line of credit agreement with NLIC that allows the Bank access to borrow up to $50 million from NLIC. The borrowing rate on the line of credit is equal to the daily Prime Rate. The Bank had no amounts outstanding under this agreement as of December 31, 2014 and 2013.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates were $57 million for the year ended December 31, 2014, and $54 million for the years ended December 31, 2013 and 2012.

The Company provides financing to Nationwide Realty Investors, LTD, a subsidiary of NMIC. As of December 31, 2014 and 2013, the Company had notes receivable outstanding of $142 million and $146 million, respectively.

40

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(16)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. The Company’s legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates. These matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted. Regulatory proceedings could also affect the outcome of one or more of the Company’s litigation matters. Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company’s consolidated financial position. Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company’s consolidated financial position or results of operations in a particular quarter or annual period.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the U.S. Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. The financial services industry has been the subject of increasing scrutiny in connection with a broad spectrum of regulatory issues; with respect to all such scrutiny directed at the Company and/or its affiliates, the Company is cooperating with regulators. The Company will cooperate with NMIC insofar as any inquiry, examination or investigation encompasses NMIC’s operations.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On November 18, 2009, the plaintiffs filed a sixth amended complaint amending the list of named plaintiffs and claiming to represent a class of qualified retirement plan trustees under the Employee Retirement Income Security Act of 1974 (“ERISA”) that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks damages in an amount equivalent to some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief and attorneys’ fees. On November 6, 2009, the Court granted the plaintiffs’ motion for class certification. On October 21, 2010, the District Court dismissed NFS from the lawsuit. On February 6, 2012, the Second Circuit Court of Appeals vacated the November 6, 2009 order granting class certification and remanded the case back to the District Court for further consideration. On September 6, 2013, the District Court granted the plaintiffs’ motion for class certification. On December 11, 2014, the plaintiffs filed a seventh amended complaint adding another sub class of defendants that held trust platform products. On December 11, 2014, the plaintiffs filed a motion for preliminary approval of settlement. On January 5, 2015, the Court signed the Order Preliminarily Approving Settlement and Approving Form and Manner of Notice. A Fairness Hearing has been set for March 31, 2015. NLIC has made adequate provision for all probable and reasonably estimable losses associated with this settlement.

Lehman Brothers Holdings, Inc. (Debtors) and Giddens, James v NLIC and NMIC, et al. In 2012, the Plaintiff, Debtor in Possession Lehman Brothers Special Financing, Inc., filed a class action in the United States Bankruptcy Court for the Southern District of New York seeking the recovery of certain assets from approximately 200 defendants, including NLIC and NMIC (the “Distributed Action”). The claims against NLIC and NMIC arise from the bankruptcy filings in 2008 of the Plaintiff and its parent company, Lehman Brothers Holding, Inc., which triggered the early termination of two collateralized debt obligation transactions, resulting in payments to NLIC and NMIC. The Plaintiff seeks to have certain sums returned to the bankruptcy estate in addition to prejudgment interest and costs. In 2013, Plaintiff sent correspondence to all defendants inviting settlement discussions and served NMIC and NLIC with a “SPV Derivatives ADR Notice,” formally starting the Alternative Dispute Resolution process. NMIC and NLIC responded, taking part in the ADR process, including a mediation. On July 17, 2014, the parties reached a settlement of this matter. On December 8, 2014, the settlement agreements were finalized and executed. Nationwide has issued the settlement payment, was dismissed from the case with prejudice on December 31, 2014, and this matter will shortly be closed.

41

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

Tax Matters

The Company’s federal income tax returns are routinely audited by the IRS. The Company has established tax reserves as described in Note 2. The Company believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

(17)	Reinsurance

The following table summarizes the effects of reinsurance on life, accident and health insurance in force and premiums for the years ended:

	December 31,
(in millions)	2014	2013	2012
Premiums
Direct	$1,178	$1,015	$890
Assumed from other companies	—	—	—
Ceded to other companies	(347)	(291)	(255)

Net	$831	$724	$635

Life, accident and health insurance in force
Direct	$241,936	$228,095	$216,002
Assumed from other companies	5	6	5
Ceded to other companies	(59,588)	(58,310)	(59,895)

Net	$182,353	$169,791	$156,112

Amounts recoverable under reinsurance contracts totaled $704 million, $675 million and $684 million as of December 31, 2014, 2013 and 2012, respectively, and are included in other assets in the consolidated balance sheets.

(18)	Segment Information

Management views the Company’s business primarily based on its underlying products and uses this basis to define its four reportable segments: Individual Products and Solutions-Annuity (formerly named Individual Investments), Retirement Plans, Individual Products and Solutions-Life and NBSG (formerly named Individual Protection) and Corporate and Other.

The primary segment profitability measure that management uses is a non-GAAP financial measure called pre-tax operating earnings (loss), which is calculated by adjusting income before federal income taxes to exclude: (1) net realized investment gains and losses, except for operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts); (2) the adjustment to amortization of DAC and other related expenses related to net realized investment gains and losses; and (3) net losses attributable to noncontrolling interest.

Due to a change in the manner in which we view our reportable segments, certain prior period amounts have been restated.

42

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Individual Products and Solutions-Annuity

The Individual Products & Solutions - Annuity segment consists of individual annuity products marketed under the Nationwide DestinationSM and other Nationwide-specific or private label brands. Deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, deferred variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features, while deferred fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods. Immediate annuities differ from deferred annuities in that the initial premium is exchanged for a stream of income for a certain period and/or for the owner’s lifetime without future access to the original investment. The majority of assets and recent sales for the Individual Products & Solutions - Annuity segment consist of deferred variable annuities.

Retirement Plans

The Retirement Plans segment is comprised of the private and public sector retirement plans businesses. The private sector business primarily includes Internal Revenue Code (“IRC”) Section 401 qualified plans funded through fixed and variable group annuity contracts issued through NLIC. The public sector business primarily includes IRC Section 457 (b) and Section 401(a) governmental plans, both in the form of full-service arrangements that provide plan administration along with fixed and variable group annuities, as well as administration-only business. Across the public and private sector business Nationwide Investment Advisors managed account services are also available. The Retirement Plans segment also includes stable value wrap products and solutions.

Individual Products and Solutions-Life and NBSG

The Individual Products & Solutions - Life and NBSG segment consists of life insurance products, including individual variable universal life, COLI and BOLI products, traditional life insurance products, fixed universal life insurance products and indexed universal life insurance products. Life insurance products provide a death benefit and, for certain products, allow the customer to build cash value on a tax-advantaged basis.

Corporate and Other

The Corporate and Other segment includes non-operating realized gains and losses and related amortization, including mark-to-market adjustments on embedded derivatives, net of economic hedges, related to products with living benefits included in the Individual Products & Solutions - Annuity segment, other-than-temporary impairment losses, and other revenues and expenses not allocated to other segments. Additionally, this segment includes the funding agreements with the FHLB, as well as the medium-term note (“MTN”) program that concluded in the fourth quarter of 2012.

43

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following tables summarize the Company’s business segment operating results for the years ended:

(in millions)	Individual Products and Solutions- Annuity	Retirement Plans	Individual Products and Solutions- Life and NBSG	Corporate and Other	Total
December 31, 2014
Revenues:
Policy charges	$1,175	$107	$783	$—	$2,065
Premiums	518	—	284	29	831
Net investment income	546	750	565	39	1,900
Non-operating net realized investment losses, including other-than-temporary impairment losses[1]	—	—	—	(1,051)	(1,051)
Other revenues[2]	(38)	—	12	10	(16)

Total revenues	$2,201	$857	$1,644	$(973)	$3,729
Benefits and expenses:
Interest credited to policyholder accounts	$370	$482	$231	$13	$1,096
Benefits and claims	828	—	644	30	1,502
Amortization of DAC	120	(28)	122	(7)	207
Other expenses, net of deferrals	300	153	348	254	1,055

Total benefits and expenses	$1,618	$607	$1,345	$290	$3,860

Income before federal income taxes and noncontrolling interests	$583	$250	$299	$(1,263)	$(131)

Less: non-operating net realized investment losses, including other-than-temporary impairment losses[1]	—	—	—	1,051
Less: adjustment to amortization of DAC and other related expenses related to net realized investment gains and losses	—	—	—	(11)
Less: net loss attributable to noncontrolling interest	—	—	—	94

Pre-tax operating earnings (loss)	$583	$250	$299	$(129)

Assets as of year end	$72,429	$30,744	$29,322	$11,029	$143,524

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts).
2	Includes operating items discussed above.

44

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(in millions)	Individual Products and Solutions- Annuity	Retirement Plans	Individual Products and Solutions- Life and NBSG	Corporate and Other	Total
December 31, 2013
Revenues:
Policy charges	$1,021	$101	$727	$—	$1,849
Premiums	416	—	282	26	724
Net investment income	546	743	544	16	1,849
Non-operating net realized investment gains, including other-than-temporary impairment losses[1]	—	—	—	783	783
Other revenues[2]	(109)	—	6	15	(88)

Total revenues	$1,874	$844	$1,559	$840	$5,117
Benefits and expenses:
Interest credited to policyholder accounts	$377	$473	$213	$4	$1,067
Benefits and claims	694	—	636	24	1,354
Amortization of DAC	185	(2)	125	66	374
Other expenses, net of deferrals	295	151	347	188	981

Total benefits and expenses	$1,551	$622	$1,321	$282	$3,776

Income before federal income taxes and noncontrolling interests	$323	$222	$238	$558	$1,341
Less: non-operating net realized investment gains, including other-than-temporary impairment losses[1]	—	—	—	(783)
Less: adjustment to amortization of DAC and other related expenses related to net realized investment gains and losses	—	—	—	70
Less: net loss attributable to noncontrolling interest	—	—	—	82

Pre-tax operating earnings (loss)	$323	$222	$238	$(73)

Assets as of year end	$68,805	$29,904	$27,183	$7,553	$133,445

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts).
2	Includes operating items discussed above.

45

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(in millions)	Individual Products and Solutions- Annuity	Retirement Plans	Individual Products and Solutions- Life and NBSG	Corporate and Other	Total
December 31, 2012
Revenues:
Policy charges	$899	$94	$677	$—	$1,670
Premiums	334	—	274	27	635
Net investment income	551	736	534	4	1,825
Non-operating net realized investment gains, including of other-than-temporary impairment losses[1]	—	—	—	427	427
Other revenues[2]	(124)	—	—	23	(101)

Total revenues	$1,660	$830	$1,485	$481	$4,456
Benefits and expenses:
Interest credited to policyholder accounts	$375	$457	$199	$7	$1,038
Benefits and claims	613	—	588	26	1,227
Amortization of DAC	185	14	150	226	575
Other expenses, net of deferrals	266	164	307	180	917

Total benefits and expenses	$1,439	$635	$1,244	$439	$3,757

Income before federal income taxes and noncontrolling interests	$221	$195	$241	$42	$699
Less: non-operating net realized investment gains, including other-than-temporary impairment losses[1]	—	—	—	(427)
Less: adjustment to amortization of DAC and other related expenses related to net realized investment gains and losses	—	—	—	243
Less: net loss attributable to noncontrolling interest	—	—	—	61

Pre-tax operating earnings (loss)	$221	$195	$241	$(81)

Assets as of year end	$58,707	$27,842	$25,301	$8,320	$120,170

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts).
2	Includes operating items discussed above.

46

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I        Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2014 (in millions)

Column A	Column B	Column C	Column D
Type of investment	Cost	Fair value	Amount at which shown in the consolidated balance sheet
Fixed maturity securities, available-for-sale:
Bonds:
U.S. government and agencies	$448	$527	$527
Obligations of states, political subdivisions and foreign governments	1,966	2,285	2,285
Public utilities	2,969	3,228	3,228
All other corporate, mortgage-backed and asset-backed securities	27,815	29,378	29,378

Total fixed maturity securities, available-for-sale	$33,198	$35,418	$35,418
Equity securities, available-for-sale:
Common stocks:
Industrial, miscellaneous and all other	$6	$16	$16
Nonredeemable preferred stocks	—	5	5

Total equity securities, available-for-sale	$6	$21	$21
Trading assets	20	21	21
Mortgage loans, net of allowance	7,296		7,270	[1]
Policy loans	992		992
Other investments	780		780
Short-term investments	935		935

Total investments	$43,227		$45,437

1	Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans (see Note 6 to the audited consolidated financial statements).

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

47

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III        Supplementary Insurance Information

As of December 31, 2014, 2013 and 2012 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs	Future policy benefits, losses, claims and loss expenses	Unearned premiums[1]	Other policy claims and benefits payable[1]	Premium revenue
2014
IPS - Annuity	$2,495	$12,619			$518
Retirement Plans	216	14,905			—
IPS - Life and NBSG	1,717	10,763			284
Corporate and Other	(365)	2,443			29

Total	$4,063	$40,730			$831

2013
IPS - Annuity	$2,214	$10,985			$416
Retirement Plans	179	14,313			—
IPS - Life and NBSG	1,557	10,068			282
Corporate and Other	(172)	1,399			26

Total	$3,778	$36,765			$724

2012
IPS - Annuity	$2,110	$12,214			$334
Retirement Plans	168	13,628			—
IPS - Life and NBSG	1,442	9,564			301
Corporate and Other	(471)	748			—

Total	$3,249	$36,154			$635

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[2]	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs	Other operating expenses[2]	Premiums written
2014
IPS - Annuity	$546	$1,198	$120	$300
Retirement Plans	750	482	(28)	153
IPS - Life and NBSG	565	875	122	348
Corporate and Other	39	43	(7)	254

Total	$1,900	$2,598	$207	$1,055

2013
IPS - Annuity	$546	$1,071	$185	$295
Retirement Plans	743	473	(2)	151
IPS - Life and NBSG	544	849	125	347
Corporate and Other	16	28	66	188

Total	$1,849	$2,421	$374	$981

2012
IPS - Annuity	$551	$988	$185	$266
Retirement Plans	736	457	14	164
IPS - Life and NBSG	536	787	150	307
Corporate and Other	2	33	226	180

Total	$1,825	$2,265	$575	$917

1	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
2	Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

48

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV        Reinsurance

As of December 31, 2014, 2013 and 2012 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2014
Life, accident and health insurance in force	$241,936	$(59,588)	$5	$182,353	—
Premiums:
Life insurance[1]	$888	$(57)	$—	$831	—
Accident and health insurance	290	(290)	—	—	—

Total	$1,178	$(347)	$—	$831	—

2013
Life, accident and health insurance in force	$228,095	$(58,310)	$6	$169,791	—
Premiums:
Life insurance[1]	$783	$(59)	$—	$724	—
Accident and health insurance	232	(232)	—	—	—

Total	$1,015	$(291)	$—	$724	—

2012
Life, accident and health insurance in force	$216,002	$(59,895)	$5	$156,112	—
Premiums:
Life insurance[1]	$701	$(66)	$—	$635	—
Accident and health insurance	189	(189)	—	—	—

Total	$890	$(255)	$—	$635	—

1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

49

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V        Valuation and Qualifying Accounts

Years ended December 31, 2014, 2013 and 2012 (in millions)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged to costs and expenses	Charged to other accounts	Deductions[1]	Balance at end of period
2014
Valuation allowances - mortgage loans	$35	$(8)	$—	$1	$26

2013
Valuation allowances - mortgage loans	$44	$(4)	$—	$5	$35

2012
Valuation allowances - mortgage loans	$60	$1	$—	$17	$44

1	Amounts generally represent payoffs, sales and recoveries.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

50

PART C. OTHER INFORMATION
Item 24. Financial Statements and Exhibits
(a)	Financial Statements
Nationwide Variable Account-II:
Report of Independent Registered Public Accounting Firm.
Statement of Assets, Liabilities and Contract Owners' Equity as of December 31, 2014.
Statement of Operations for the year ended December 31, 2014.
Statements of Changes in Contract Owners Equity for the years ended December 31, 2014 and 2013.
Notes to Financial Statements.
Nationwide Life Insurance Company and subsidiaries:
Report of Independent Registered Public Accounting Firm.
Consolidated Statements of Operations for the years ended December 31, 2014, 2013 and 2012.
Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2014, 2013 and 2012.
Consolidated Balance Sheets as of December 31, 2014 and 2013.
Consolidated Statements of Changes in Equity as of December 31, 2014, 2013 and 2012.
Consolidated Statements of Cash Flows for the years ended December 31, 2014, 2013 and 2012.
Notes to Consolidated Financial Statements.
Financial Statement Schedules.
(b)	Exhibits
(1)	Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant - Filed with Post-Effective Amendment No. 16 on April 30, 2007 (File No. 333-103093) as Exhibit (1) and hereby incorporated by reference.
(2)	Not Applicable.
(3)	Underwriting or Distribution of Contracts between the Depositor and NISC as Principal Underwriter - Filed with Post-Effective Amendment No. 16 on April 19, 2007 (File No. 333-103093) as Exhibit (3) and hereby incorporated by reference.
(4)	The form of the variable annuity contract - Filed previously on March 15, 2012 with Pre-Effective Amendment No. 1 to the registration statement (File No. 333-177934) and hereby incorporated by reference.
(5)	Variable Annuity Application - Filed previously on March 15, 2012 with Pre-Effective Amendment No. 1 to the registration statement (File No. 333-177934) and hereby incorporated by reference.
(6)	Depositor's Certificate of Incorporation and By-Laws.
(a)	Amended Articles of Incorporation for Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6a.htm" and hereby incorporated by reference.
(b)	Amended and Restated Code of Regulations of Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6b.htm" and hereby incorporated by reference.
(c)	Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6c.htm" and hereby incorporated by reference.
(7)	Not Applicable.
(8)	Form of Participation Agreements -

The following Fund Participation Agreements were previously filed on July 17, 2007 with Pre-Effective Amendment No. 1 to the registration statement associated with 1933 Act File No. 333-140608 under Exhibit 26(h), and are hereby incorporated by reference.
(1)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc. dated September 15, 2004, as amended, under document "amcentfpa99h2."
(2)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation dated January 27, 2000, as amended, under document "dreyfusfpa99h3.htm."
(3)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund dated May 1, 1988, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V, under document "fidifpa99h5.htm."
(4)	Amended and Restated Fund Participation with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc., as amended, dated May 1, 2003, as document "frankfpa99h8.htm. "
(5)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series, dated December 31, 1999, under document "janusfpa99h9a.htm."
(6)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated February 1, 2003, as amended, under document "nwfpa99h12a.htm."
(7)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2006, under document "nwfpa99h12b.htm."
(8)	Fund Participation Agreement with Neuberger Berman Advisers Management Trust / Lehman Brothers Advisers Management Trust (formerly, Neuberger Berman Advisers Management Trust) dated January 1, 2006, under document "neuberfpa99h13.htm."
(9)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007, under document "oppenfpa99h14.htm."
(10)	Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc. dated October 1, 2002, as amended, under document "trowefpa99h15.htm."
(11)	Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, and Morgan Stanley Investment Management, Inc., as amended, dated February 1, 2002, under document "univfpa99h16.htm".
The following Fund Participation Agreements were previously filed on September 27, 2007 with Pre-Effective Amendment No. 3 to the registration statement associated with 1933 Act File No. 333-137202 under Exhibit 26(h), and are hereby incorporated by reference.
(12)	Fund Participation Agreement (Amended and Restated) with Alliance Capital Management L.P. and Alliance-Bernstein Investment Research and Management, Inc. dated June 1, 2003, as document "alliancebernsteinfpa.htm."
(13)	Fund Participation Agreement with American Funds Insurance Series and Capital Research and Management Company dated July 20, 2005, as document "amreicanfundsfpa.htm."
(14)	Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.), as amended, dated April 13, 2004, as document "blackrockfpa.htm."
(15)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Fund Distributors, LLC, as amended, dated March 28, 2002, as document " pimcofpa.htm."
(16)	Fund Participation Agreement with Waddell & Reed Services Company, Waddell & Reed, Inc., and W&R Target Funds, Inc., as amended, dated December 1, 2000, as document "waddellreedfpa.htm."
(17)	Fund Participation Agreement with Wells Fargo Management, LLC, Stephens, Inc., as amended, dated November 15, 2004 as document "wellsfargofpa.htm."
(18)	Fund Participation Agreement with Van Eck Investment Trust, Van Eck Associates Corporation, Van Eck Securities Corporation, as amended, dated September 1, 1989, as document "vaneckfpa.htm".

The following Fund Participation Agreement was previously filed on May 13, 2010 with Pre-Effective Amendment No. 1 to the registration statement associated with 1933 Act File No. 333-164886 under Exhibit 26(h), and is hereby incorporated by reference.
(19)	Fund Participation Agreement with INVESCO Funds Group, Inc., and INVESCO Distributors, Inc., as amended, dated August 1, 2001, as document "ex818.htm."
The following Fund Participation Agreement was previously filed on October 26, 2010 with Post-Effective Amendment No. 2 to the registration statement associated with 1933 Act File No. 333-164886 under Exhibit 26(h), and is hereby incorporated by reference.
(20)	Fund Participation Agreement with Unified Financial Securities and Huntington Asset Advisers, Inc., dated August 13, 2010, as document "huntingtonfpa.htm."
The following Fund Participation Agreement was previously filed on June 11, 2012, with Post-Effective Amendment No. 28 to the registration statement associated with 1933 Act File No. 333-62692 under Exhibit 24(b), and is hereby incorporated by reference.
(21)	Fund Participation Agreement with Northern Lights Variable Trust, dated February 8, 2012, as document "northernlightsfpa.htm."
The following Fund Participation Agreement was previously filed on April 12, 2011, with Post-Effective Amendment No. 43 to the registration statement associated with 1933 Act File No. 333-43671 under Exhibit 24(b), and is hereby incorporated by reference.
(22)	Fund Participation Agreement with Delaware Management Company and Delaware Distributors, L.P., as amended, dated February 5, 2008, as document "delawarefpa.htm".
(23)	Fund Participation Agreement with Goldman Sachs Variable Insurance Trust, and Goldman Sachs & Co., dated December 22, 1998, as document "goldmansachsfpa.htm".
(24)	Fund Participation Agreement with Eaton Vance Variable Trust and Eaton Vance Distributors, Inc., dated March 24, 2011, as document "eatonvancefpa.htm".
(25)	Fund Participation Agreement with Lazard Retirement Series, Inc. and Lazard Asset Management Securities LLC, dated April 13, 2009, as document "lazardfpa.htm".
The following Fund Participation Agreement was previously filed on April 18, 2008, with Post-Effective Amendment No. 20 to the registration statement associated with 1933 Act File No. 333-62692 under Exhibit 24(b), and is hereby incorporated by reference.
(26)	Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc., dated September 10, 2001, as document "rydexfundpartagreement.htm".
The following Fund Participation Agreement was previously filed on April 16, 2015, with Post-Effective Amendment No. 15 to the registration statement associated with 1933 Act File No. 333-149213 under Exhibit 24(b), and is hereby incorporated by reference.
(27)	Participation Agreement Among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, Nationwide Financial Services, Inc., and MFS Fund Distributors, Inc., dated May 2, 2011, under document "mfsfpa.htm".
For information regarding payments Nationwide receives from underlying mutual funds, please see the "Information on Underlying Mutual Fund Payments" section of the prospectus and/or the underlying mutual fund prospectuses.
(9)	Opinion of Counsel - Filed previously on November 14, 2011 with initial registration statement (File No. 333-177934) and hereby incorporated by reference.
(10)	Consent of Independent Registered Public Accounting Firm – Attached hereto.
(11)	Not Applicable.
(12)	Not Applicable.
(99)	Power of Attorney - Attached hereto.

Item 25. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President-Chief Legal and Governance Officer	Patricia R. Hatler
Senior Vice President-President, Nationwide Growth Solutions	Terri L. Hill
Executive Vice President-Chief Marketing Officer	Matthew Jauchius
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Human Resources Officer	Gale V. King
Executive Vice President	Mark A. Pizzi
Executive Vice President and Director	Mark R. Thresher
Senior Vice President	Harry H. Hallowell
Senior Vice President and Treasurer	David LaPaul
Senior Vice President-Chief Compliance Officer	Sandra L. Rich
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-CIO Enterprise Applications	Michael A. Richardson
Senior Vice President-CIO NF Systems	Susan J. Gueli
Senior Vice President-NW Retirement Plans and Director	John L. Carter
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Individual Products & Solutions and Director	Eric S. Henderson
Senior Vice President-Investment Management Group	Michael S. Spangler
Senior Vice President-IT Chief Financial Officer and Chief Procurement Officer	Andrew Walker
Senior Vice President-CIO CL & Agency	Tammy Craig
Senior Vice President-Nationwide Financial	Steven C. Power
Senior Vice President-Nationwide Financial Network	Peter A. Golato
Senior Vice President-NFS Legal	Rae Ann Dankovic
Senior Vice President-NF Distribution and Sales	David L. Giertz
Senior Vice President-NI Brand Marketing	Jennifer M. Hanley
Senior Vice President-President-Nationwide Bank	J. Lynn Anderson
Director	Stephen S. Rasmussen
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware	The company is an insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Retirement Solutions, Inc. of Arizona	Arizona	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions Insurance Agency, Inc.	Massachusetts	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio, Inc.[1]	Ohio	The company provides retirement products, marketing and education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas, Inc.[1]	Texas	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a registered broker-dealer.
Nationwide Bank	Federal	This is a federally chartered savings bank supervised by the Office of the Office of the Comptroller of the Currency to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners' Loan Act of 1933.
Nationwide Financial Services Capital Trust	Delaware	The trust's sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
Nationwide Life Insurance Company[2]	Ohio	A stock corporation. The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Life Reo Holdings, LLC[3]	Ohio	The company is an investment holding company.
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-A2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-B2,3	Ohio	A separate account issuing variable life insurance policies.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Registered Investment Advisors Services, Inc.[3]	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Fund Advisors[3,4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 27. Number of Contract Owners
The number of Contract Owners of Qualified and Non-Qualified Contracts as of March 9, 2015, was 3,423 and 3,285 respectively.
Item 28. Indemnification
Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")
(a)	NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-C
Multi-Flex Variable Account	Nationwide VA Separate Account-D
Nationwide Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account-II	Nationwide VLI Separate Account-2

Nationwide Variable Account-3	Nationwide VLI Separate Account-3
Nationwide Variable Account-4	Nationwide VLI Separate Account-4
Nationwide Variable Account-5	Nationwide VLI Separate Account-5
Nationwide Variable Account-6	Nationwide VLI Separate Account-6
Nationwide Variable Account-7	Nationwide VLI Separate Account-7
Nationwide Variable Account-8	Nationwide VL Separate Account-A
Nationwide Variable Account-9	Nationwide VL Separate Account-C
Nationwide Variable Account-10	Nationwide VL Separate Account-D
Nationwide Variable Account-11	Nationwide VL Separate Account-G
Nationwide Variable Account-12	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-13	Nationwide Provident VA Separate Account A
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account 1
Nationwide VA Separate Account-A	Nationwide Provident VLI Separate Account A
Nationwide VA Separate Account-B	Nationwide VA Separate Account-D
(b)	Directors and Officers of NISC:

President	Robert O. Cline
Vice President-Chief Compliance Officer	James J. Rabenstine
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President and Assistant Secretary	Parag H. Shah
Associate Vice President-NFS Distribution Compliance	Valerie Hamilton
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Vice President and Treasurer	John A. Reese
Assistant Treasurer	J. Morgan Elliott
Director	John L. Carter
Director	Eric S. Henderson
Director	David L. Giertz
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.
(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Item 30. Location of Accounts and Records
Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 31. Management Services
Not Applicable
Item 32. Undertakings
The Registrant hereby undertakes to:
(a)	file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b)	include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and
(c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.
The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.
Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on April 16, 2015.
Nationwide Variable Account-II
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on April 16, 2015.
KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President - Individual Products & Solutions and Director
JOHN L. CARTER
John L. Carter, Senior Vice President – Nationwide Retirement Plans and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
By /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact